UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Index Fund
Fidelity® Global ex U.S. Index Fund

Semi-Annual Report
April 30, 2024

Contents

Fidelity® Emerging Markets Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	8.0
Tencent Holdings Ltd. (China, Interactive Media & Services)	4.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.6
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.5
PDD Holdings, Inc. ADR (China, Broadline Retail)	1.0
ICICI Bank Ltd. (India, Banks)	1.0
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.0
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	0.9
China Construction Bank Corp. (H Shares) (China, Banks)	0.9
24.0

Market Sectors (% of Fund's net assets)

Information Technology	22.2
Financials	21.8
Consumer Discretionary	12.4
Communication Services	8.8
Materials	6.9
Industrials	5.6
Consumer Staples	5.4
Energy	5.1
Health Care	3.2
Utilities	3.0
Real Estate	1.7

Asset Allocation (% of Fund's net assets)

Futures - 2.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Index Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
Brazil - 3.4%
Ambev SA	4,745,400	11,103,611
Atacadao SA	635,100	1,366,188
B3 SA - Brasil Bolsa Balcao	5,669,342	11,780,649
Banco Bradesco SA	1,605,380	3,821,303
Banco BTG Pactual SA unit	1,184,100	7,616,404
Banco do Brasil SA	1,726,200	9,115,357
Banco Santander SA (Brasil) unit	376,400	2,094,897
BB Seguridade Participacoes SA	702,800	4,358,156
Caixa Seguridade Participacoes	602,400	1,816,736
CCR SA	1,014,000	2,407,776
Centrais Eletricas Brasileiras SA (Electrobras)	1,199,065	8,742,557
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	343,200	5,341,722
Companhia Siderurgica Nacional SA (CSN)	665,700	1,784,567
Cosan SA	1,223,096	3,415,417
CPFL Energia SA (a)	231,300	1,420,959
Energisa SA unit	258,500	2,245,185
Eneva SA (a)	556,700	1,327,263
ENGIE Brasil Energia SA	204,750	1,612,733
Equatorial Energia SA	1,034,980	6,097,146
Hapvida Participacoes e Investimentos SA (a)(b)	4,920,544	3,496,670
Hypera SA (a)	381,500	2,168,833
Klabin SA unit	752,900	3,340,680
Localiza Rent a Car SA	918,156	8,669,489
Lojas Renner SA	967,098	2,855,142
Magazine Luiza SA (a)	3,390,157	887,920
Natura & Co. Holding SA	905,090	2,891,700
Petroleo Brasileiro SA - Petrobras (ON)	3,738,097	31,862,299
PRIO SA	806,200	7,452,452
Raia Drogasil SA	1,293,736	6,373,256
Rede D'Oregon Sao Luiz SA (b)	574,620	2,877,194
Rumo SA	1,303,600	5,061,159
Sendas Distribuidora SA	1,357,300	3,429,453
Suzano SA	797,717	8,980,961
Telefonica Brasil SA	414,800	3,781,657
TIM SA	850,700	2,885,034
Totvs SA	557,700	2,957,874
Ultrapar Participacoes SA	727,800	3,623,162
Vale SA	3,418,107	41,661,594
Vibra Energia SA	1,169,791	5,285,078
Weg SA	1,685,764	12,839,804
TOTAL BRAZIL		250,850,037
Chile - 0.4%
Banco de Chile	45,644,102	5,063,379
Banco de Credito e Inversiones	76,826	2,240,722
Banco Santander Chile	66,225,821	3,000,701
Cencosud SA	1,282,282	2,197,263
Compania Sud Americana de Vapores SA	15,460,315	1,206,164
Empresas CMPC SA	1,129,701	2,231,043
Empresas COPEC SA	391,554	2,794,163
Enel Americas SA	21,541,935	2,019,451
Enel Chile SA	27,784,356	1,649,610
Falabella SA (a)	880,428	2,356,856
LATAM Airlines Group SA	182,015,038	2,462,763
TOTAL CHILE		27,222,115
China - 25.9%
360 Security Technology, Inc. (A Shares) (a)	430,400	503,607
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	135,000	310,114
AAC Technology Holdings, Inc.	722,000	2,297,864
Accelink Technologies Co. Ltd. (A Shares) (a)	48,400	248,133
ACM Research Shanghai, Inc. (A Shares) (a)	17,693	199,253
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	37,313	725,492
AECC Aero-Engine Control Co. Ltd. (A Shares)	80,100	215,815
AECC Aviation Power Co. Ltd.	160,600	782,714
Agricultural Bank of China Ltd.:
(A Shares)	5,088,900	3,088,946
(H Shares)	27,833,000	12,411,039
Aier Eye Hospital Group Co. Ltd. (A Shares)	561,971	998,135
AIMA Technology Group Co. Ltd.	52,500	254,767
Air China Ltd.:
(A Shares) (a)	634,500	645,235
(H Shares) (a)(c)	1,872,000	938,541
Airtac International Group	140,551	4,967,480
Akeso, Inc. (a)(b)	507,000	3,102,395
Alibaba Group Holding Ltd.	16,344,240	153,032,175
Alibaba Health Information Technology Ltd. (a)(c)	5,656,000	2,111,265
Aluminum Corp. of China Ltd.:
(A shares)	826,400	843,769
(H Shares)	3,912,000	2,594,493
Amlogic Shanghai Co. Ltd. (A Shares)	25,361	201,634
Angel Yeast Co. Ltd. (A Shares)	52,900	217,200
Anhui Conch Cement Co. Ltd.:
(A Shares)	245,600	777,967
(H Shares)	1,232,000	2,858,321
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	24,600	919,400
(B Shares)	108,500	1,778,434
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares) (a)	133,000	286,255
Anhui Kouzi Distillery Co. Ltd. (A Shares)	36,600	210,463
Anhui Yingjia Distillery Co. Ltd. (A Shares)	40,600	396,997
Anjoy Foods Group Co. Ltd. (A Shares)	17,900	227,301
Anker Innovations Technology Co. Ltd. (A Shares) (a)	24,700	293,448
Anta Sports Products Ltd.	1,279,800	14,488,606
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	56,600	138,679
ASR Microelectronics Co. Ltd. (A Shares)	25,481	143,531
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	20,840	237,129
Autobio Diagnostics Co. Ltd.	35,700	280,344
Autohome, Inc. ADR Class A	68,032	1,748,422
Avary Holding Shenzhen Co. Ltd. (A Shares)	117,700	390,473
AVIC Capital Co. Ltd. (A Shares)	537,300	220,070
AviChina Industry & Technology Co. Ltd. (H Shares)	2,494,000	1,072,600
Avicopter PLC (A Shares)	35,900	206,070
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	339,300	317,589
Baidu, Inc. Class A (a)	2,264,602	29,339,246
Bank of Beijing Co. Ltd. (A Shares)	1,274,680	981,272
Bank of Changsha Co. Ltd. (A Shares)	244,900	275,543
Bank of Chengdu Co. Ltd. (A Shares)	232,300	473,939
Bank of China Ltd.:
(A Shares)	2,070,600	1,310,136
(H Shares)	79,836,000	35,805,684
Bank of Communications Co. Ltd.:
(A Shares)	2,330,300	2,210,371
(H Shares)	8,835,000	6,361,723
Bank of Hangzhou Co. Ltd. (A Shares)	357,420	636,406
Bank of Jiangsu Co. Ltd. (A Shares)	1,106,000	1,233,027
Bank of Nanjing Co. Ltd. (A Shares)	623,400	801,893
Bank of Ningbo Co. Ltd. (A Shares)	397,880	1,256,346
Bank of Shanghai Co. Ltd. (A Shares)	856,877	863,311
Bank of Suzhou Co. Ltd.	223,400	232,608
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,333,000	1,276,615
BeiGene Ltd. (a)	684,530	8,120,306
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	251,800	162,707
Beijing Enlight Media Co. Ltd. (A Shares)	178,500	230,052
Beijing Enterprises Holdings Ltd.	506,000	1,619,985
Beijing Enterprises Water Group Ltd.	4,036,000	1,017,923
Beijing Kingsoft Office Software, Inc. (A Shares)	27,815	1,178,178
Beijing New Building Materials PLC (A Shares)	102,900	464,692
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	76,700	154,694
Beijing Roborock Technology Co. Ltd. (A Shares)	8,006	467,758
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	100,300	397,198
Beijing Tongrentang Co. Ltd. (A Shares)	82,600	481,701
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	51,007	479,210
Beijing Yanjing Brewery Co. Ltd. (A Shares)	171,600	234,184
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,958,300	2,073,581
Beiqi Foton Motor Co. Ltd. (A Shares) (a)	487,400	176,286
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	26,400	209,129
Bilibili, Inc. Class Z (a)(c)	231,032	2,933,686
Bloomage Biotechnology Corp. Ltd. (A Shares)	29,326	248,322
BOC Aviation Ltd. Class A (b)	209,100	1,663,126
BOC International China Co. Ltd.	169,100	238,983
BOE Technology Group Co. Ltd. (A Shares)	2,229,500	1,338,287
Bosideng International Holdings Ltd.	3,834,000	2,219,379
Brilliance China Automotive Holdings Ltd.	3,040,000	2,524,372
By-Health Co. Ltd. (A Shares)	103,600	225,986
BYD Co. Ltd.:
(A Shares)	107,900	3,239,557
(H Shares)	1,048,500	28,742,094
BYD Electronic International Co. Ltd.	792,000	2,668,078
C&D International Investment Group Ltd.	666,674	1,320,627
Caitong Securities Co. Ltd.	282,690	298,112
Cambricon Technologies Corp. Ltd. (A Shares) (a)	25,097	579,164
Canmax Technologies Co. Ltd. (A Shares)	51,020	148,400
Cathay Biotech, Inc. (A Shares) (a)	35,560	251,152
CECEP Solar Energy Co. Ltd. (A Shares)	238,000	169,284
CGN Power Co. Ltd.:
(A Shares) (a)	918,700	520,921
(H Shares) (b)	10,705,000	3,589,474
Changchun High & New Technology Industry Group, Inc. (A Shares)	24,300	377,797
Changjiang Securities Co. Ltd. (A Shares)	336,600	262,797
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	17,400	317,870
Chaozhou Three-Circle Group Co. (A Shares)	116,700	448,020
Chengxin Lithium Group Co. Ltd. (A Shares)	56,200	138,892
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	101,400	248,783
China Baoan Group Co. Ltd. (A Shares)	157,100	227,533
China Cinda Asset Management Co. Ltd. (H Shares)	9,535,000	859,264
China CITIC Bank Corp. Ltd.:
(A Shares)	32,900	31,191
(H Shares)	8,912,000	5,213,819
China Coal Energy Co. Ltd. (H Shares)	2,062,000	2,077,134
China Communications Services Corp. Ltd. (H Shares)	2,400,000	1,147,313
China Construction Bank Corp.:
(A Shares)	542,600	532,836
(H Shares)	96,616,000	62,509,689
China CSSC Holdings Ltd. (A Shares)	269,500	1,354,191
China Eastern Airlines Corp. Ltd. (A Shares) (a)	1,027,100	543,407
China Energy Engineering Corp. Ltd. (A Shares)	1,954,200	592,576
China Everbright Bank Co. Ltd.:
(A Shares)	2,705,600	1,176,505
(H Shares)	3,323,000	1,006,723
China Feihe Ltd. (b)	3,642,000	1,991,686
China Film Co. Ltd. (A Shares) (a)	113,600	186,138
China Galaxy Securities Co. Ltd.:
(A Shares)	355,400	607,815
(H Shares)	3,548,500	1,922,106
China Gas Holdings Ltd.	2,729,000	2,555,248
China Great Wall Securities Co. Ltd. (A Shares)	245,500	258,832
China Greatwall Technology Group Co. Ltd. (A Shares)	196,400	263,381
China Hongqiao Group Ltd. (c)	2,379,000	3,282,735
China Huishan Dairy Holdings Co. Ltd. (a)(d)	888,000	1
China International Capital Corp. Ltd.	145,400	666,947
China International Capital Corp. Ltd. (H Shares) (b)	1,535,600	1,851,699
China Jushi Co. Ltd. (A Shares)	243,804	400,753
China Life Insurance Co. Ltd.:
(A Shares)	161,900	682,367
(H Shares)	7,489,000	9,862,438
China Literature Ltd. (a)(b)	411,000	1,468,115
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,354,000	2,349,589
China Medical System Holdings Ltd.	1,354,000	1,208,919
China Mengniu Dairy Co. Ltd.	3,161,000	6,547,942
China Merchants Bank Co. Ltd.:
(A Shares)	1,237,300	5,838,065
(H Shares)	3,924,346	16,995,784
China Merchants Energy Shipping Co. Ltd. (A Shares)	490,600	577,064
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares) (a)	190,300	290,793
China Merchants Holdings International Co. Ltd.	1,263,283	1,668,311
China Merchants Securities Co. Ltd. (A Shares)	447,000	900,377
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	545,800	635,888
China Minmetals Rare Earth Co. Ltd. (A Shares)	64,600	249,509
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,617,500	1,427,229
(H Shares)	5,850,540	2,140,604
China National Building Materials Co. Ltd. (H Shares)	3,890,000	1,505,189
China National Chemical Engineering Co. Ltd. (A Shares)	372,000	353,269
China National Medicines Corp. Ltd. (A Shares)	45,900	219,963
China National Nuclear Power Co. Ltd. (A Shares)	1,137,600	1,450,359
China National Software & Service Co. Ltd. (A Shares)	52,310	217,746
China Northern Rare Earth Group High-Tech Co. Ltd.	217,900	579,089
China Oilfield Services Ltd. (H Shares)	1,818,000	1,943,999
China Overseas Land and Investment Ltd.	3,846,500	7,073,225
China Overseas Property Holdings Ltd. (c)	1,320,000	802,871
China Pacific Insurance (Group) Co. Ltd.	408,000	1,446,153
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,655,400	5,818,190
China Petroleum & Chemical Corp.:
(A Shares)	2,059,600	1,801,110
(H Shares)	24,241,000	14,469,501
China Power International Development Ltd.	4,967,563	2,004,590
China Railway Group Ltd.:
(A Shares)	1,205,600	1,088,962
(H Shares)	4,285,000	2,114,471
China Railway Signal & Communications Corp. (A Shares)	437,401	325,753
China Resource Gas Group Ltd.	929,300	2,920,764
China Resources Beer Holdings Co. Ltd.	1,628,878	7,424,528
China Resources Land Ltd.	3,222,244	11,586,665
China Resources Microelectronics Ltd. (A Shares)	79,543	399,404
China Resources Mixc Lifestyle Services Ltd. (b)	687,600	2,420,190
China Resources Pharmaceutical Group Ltd. (b)	1,577,000	1,019,786
China Resources Power Holdings Co. Ltd.	1,931,691	4,803,838
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	60,200	498,167
China Ruyi Holdings Ltd. (a)(c)	5,816,000	1,456,750
China Shenhua Energy Co. Ltd.:
(A Shares)	391,300	2,149,353
(H Shares)	3,399,000	14,107,451
China Southern Airlines Ltd.:
(A Shares) (a)	546,900	427,216
(H Shares) (a)(c)	342,000	123,658
China State Construction Engineering Corp. Ltd. (A Shares)	2,525,680	1,865,638
China State Construction International Holdings Ltd.	2,023,000	2,134,473
China Taiping Insurance Group Ltd.	1,443,377	1,319,703
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,723,700	1,114,610
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	116,400	1,194,321
(H Shares) (b)(c)	112,600	991,575
China Tower Corp. Ltd. (H Shares) (b)	44,510,000	5,210,312
China United Network Communications Ltd. (A Shares)	1,916,000	1,235,690
China Vanke Co. Ltd.:
(A Shares)	594,700	605,352
(H Shares) (c)	2,199,800	1,290,153
China XD Electric Co. Ltd. (A Shares) (a)	312,300	302,969
China Yangtze Power Co. Ltd. (A Shares)	1,474,100	5,244,828
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	33,600	215,994
China Zheshang Bank Co. Ltd.	1,312,680	542,724
Chongqing Brewery Co. Ltd. (A Shares)	29,500	285,891
Chongqing Changan Automobile Co. Ltd. (A Shares)	498,576	1,008,388
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	493,200	315,811
(H Shares)	70,000	29,962
Chongqing Taiji Industry Group Co. Ltd. (A Shares) (a)	33,900	169,597
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	144,550	698,172
Chow Tai Fook Jewellery Group Ltd.	2,005,600	2,728,917
CITIC Pacific Ltd.	5,842,000	5,528,883
CITIC Securities Co. Ltd.:
(A Shares)	731,595	1,907,235
(H Shares)	1,718,925	2,736,727
Cmoc Group Ltd.:
(A Shares)	1,039,000	1,277,554
(H Shares)	3,786,000	3,552,063
CNGR Advanced Material Co. Ltd.	40,800	294,400
CNPC Capital Co. Ltd. (A Shares) (a)	513,100	414,422
Contemporary Amperex Technology Co. Ltd.	265,080	7,414,337
COSCO Shipping Development Co. Ltd. (A Shares)	603,100	204,480
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	205,600	452,435
(H Shares)	1,310,000	1,536,320
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	752,710	1,213,700
(H Shares)	3,016,050	3,902,267
Cosco Shipping Ports Ltd.	1,250,977	767,673
Country Garden Holdings Co. Ltd. (a)(c)	12,645,958	804,277
Country Garden Services Holdings Co. Ltd.	2,182,000	1,455,701
CRRC Corp. Ltd.:
(A Shares)	1,433,500	1,380,287
(H Shares)	4,447,000	2,454,713
CSC Financial Co. Ltd. (A Shares)	260,800	800,605
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	85,560	404,773
CSPC Pharmaceutical Group Ltd.	8,963,840	7,360,498
CSSC Science & Technology Co. Ltd. (a)	91,700	200,993
Daqin Railway Co. Ltd. (A Shares)	948,900	899,567
DaShenLin Pharmaceutical Group Co. Ltd.	69,367	208,082
Datang International Power Generation Co. Ltd. (A Shares)	628,500	261,142
Dong-E-E-Jiao Co. Ltd. (A Shares)	39,200	371,151
Dongfang Electric Corp. Ltd. (A Shares)	169,200	393,157
Dongfeng Motor Group Co. Ltd. (H Shares)	2,278,000	826,100
Dongxing Securities Co. Ltd. (A Shares)	196,700	238,641
East Buy Holding Ltd. (a)(b)(c)	459,000	970,420
East Money Information Co. Ltd. (A Shares)	955,117	1,713,313
Eastroc Beverage Group Co. Ltd. (a)	16,200	475,377
Ecovacs Robotics Co. Ltd. Class A	35,100	239,298
Empyrean Technology Co. Ltd. (A Shares) (a)	22,000	237,231
ENN Energy Holdings Ltd.	795,100	6,774,565
ENN Natural Gas Co. Ltd. (A Shares)	157,300	391,912
Eoptolink Technology, Inc. Ltd. (A Shares)	43,200	506,732
Eve Energy Co. Ltd. (A shares)	123,255	628,623
Everbright Securities Co. Ltd. (A Shares)	235,200	535,511
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	702,927	214,745
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	245,181	171,292
Far East Horizon Ltd.	1,949,000	1,446,759
FAW Jiefang Group Co. Ltd. (A Shares) (a)	188,400	233,258
First Capital Securities Co. Ltd. (A Shares)	255,800	202,084
Flat Glass Group Co. Ltd.	376,000	905,699
Flat Glass Group Co. Ltd. (A Shares)	126,800	464,048
Focus Media Information Technology Co. Ltd. (A Shares)	869,820	778,603
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	279,256	1,508,249
Fosun International Ltd.	2,469,500	1,456,985
Founder Securities Co. Ltd. (A Shares)	495,900	612,736
Foxconn Industrial Internet Co. Ltd. (A Shares)	797,696	2,635,766
Fujian Sunner Development Co. Ltd. A Shares	75,700	163,335
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	151,500	1,041,683
(H Shares) (b)	573,600	3,434,180
GalaxyCore, Inc. (A Shares)	105,576	240,770
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	113,500	550,296
(H Shares) (b)	370,040	1,085,136
GCL Technology Holdings Ltd.	21,639,000	3,205,016
GD Power Development Co. Ltd. (A Shares)	1,074,300	759,196
Geely Automobile Holdings Ltd.	6,063,000	7,297,176
GEM Co. Ltd. (A Shares)	312,800	299,851
Genscript Biotech Corp. (a)	1,172,000	1,728,314
GF Securities Co. Ltd.:
(A Shares)	350,200	636,827
(H Shares)	1,038,200	1,034,298
Giant Biogene Holding Co. Ltd. (b)	299,800	1,826,603
Giant Network Group Co. Ltd. (A Shares)	120,100	194,150
Gigadevice Semiconductor Beijing, Inc. (A Shares)	40,084	432,392
Ginlong Technologies Co. Ltd. (A Shares)	24,450	180,033
GoerTek, Inc. (A Shares)	206,100	447,540
Goldwind Science & Technology Co. Ltd. (A Shares)	210,300	220,794
Goneo Group Co. Ltd. (A Shares)	27,200	447,987
GoodWe Technologies Co. Ltd. (A Shares)	10,530	134,661
Gotion High-tech Co. Ltd. (A Shares) (a)	108,700	280,580
Great Wall Motor Co. Ltd.:
(A Shares)	146,000	526,609
(H Shares)	2,336,500	3,530,784
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	169,600	983,948
Greenland Holdings Corp. Ltd. (A Shares) (a)	713,000	180,593
GRG Banking Equipment Co. Ltd. (A Shares)	151,200	247,786
Guangdong Haid Group Co. Ltd. (A Shares)	100,200	689,469
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)	183,600	224,299
Guangdong Investment Ltd.	2,954,000	1,543,067
Guanghui Energy Co. Ltd. (A Shares)	399,800	406,432
Guangzhou Automobile Group Co. Ltd.	316,900	382,951
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,894,000	1,195,582
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	143,900	205,205
Guangzhou Baiyunshan Pharma Health (A Shares)	85,600	378,187
Guangzhou Haige Communications Group (A Shares)	151,000	226,612
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	28,500	150,579
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	42,700	196,613
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	117,200	338,564
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	254,417	202,651
Guolian Securities Co. Ltd. (a)(d)	145,400	210,035
Guosen Securities Co. Ltd. (A Shares)	390,000	482,218
Guotai Junan Securities Co. Ltd. (A Shares)	452,600	856,695
Guoyuan Securities Co. Ltd. (A Shares)	265,610	249,232
H World Group Ltd. ADR	208,040	7,637,148
Haidilao International Holding Ltd. (b)	1,679,000	3,788,173
Haier Smart Home Co. Ltd.	2,449,800	9,074,120
Haier Smart Home Co. Ltd. (A Shares)	370,500	1,541,398
Hainan Airlines Co. Ltd. (A Shares) (a)	2,589,700	488,530
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	695,500	335,437
Haitian International Holdings Ltd.	641,000	2,087,640
Haitong Securities Co. Ltd.:
(A Shares)	549,100	633,129
(H Shares)	2,836,800	1,354,917
Hanergy Mobile Energy Holding (a)(d)	1,618,000	2
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	189,400	175,233
Hangzhou Chang Chuan Technology Co. Ltd.	38,000	152,575
Hangzhou First Applied Material Co. Ltd. (A Shares)	113,484	424,343
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	73,200	255,101
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	60,000	225,713
Hangzhou Robam Appliances Co. Ltd. (A Shares)	57,800	188,291
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	101,400	267,168
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	21,400	173,821
(H Shares) (b)	2,300	10,157
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,192,000	2,633,957
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	46,300	198,221
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares) (a)	77,000	278,828
Heilongjiang Agriculture Co. Ltd. (A Shares)	108,300	195,416
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	137,100	409,173
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	208,823	776,500
Hengan International Group Co. Ltd.	641,500	2,153,625
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	99,100	196,476
Hengli Petrochemical Co. Ltd. (A Shares) (a)	424,240	905,782
Hengtong Optic-electric Co. Ltd. (A Shares)	149,900	291,827
Hengyi Petrochemical Co. Ltd. (A Shares) (a)	223,320	230,645
Hesteel Co. Ltd. (A Shares)	630,600	190,268
Hisense Electric Co. Ltd.	79,500	305,661
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	32,300	535,705
HLA Group Corp. Ltd. (A Shares) (a)	266,800	335,060
Hongfa Technology Co. Ltd. (A Shares)	31,740	124,824
Hoshine Silicon Industry Co. Ltd. (A Shares)	48,000	319,696
Hoymiles Power Electronics, Inc. (A Shares)	4,968	155,125
Hua Hong Semiconductor Ltd. (b)	592,000	1,166,657
Huadian Power International Corp. Ltd. (A Shares)	518,000	482,854
Huadong Medicine Co. Ltd. (A Shares)	105,680	480,064
Huafon Chemical Co. Ltd. (A Shares)	302,400	339,096
Huagong Tech Co. Ltd. (A Shares) (a)	61,200	280,039
Huaibei Mining Holdings Co. Ltd. (A Shares)	151,100	401,961
Hualan Biological Engineer, Inc. (A Shares)	111,260	298,689
Huaneng Power International, Inc.:
(A Shares) (a)	542,900	700,577
(H Shares) (a)	4,266,000	2,715,315
Huatai Securities Co. Ltd.:
(A Shares)	377,600	714,121
(H Shares) (b)	1,404,000	1,660,399
Huaxia Bank Co. Ltd. (A Shares)	799,500	739,965
Huayu Automotive Systems Co. Ltd. (A Shares)	192,000	435,947
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	56,100	318,171
Huizhou Desay SV Automotive Co. Ltd.	33,800	583,777
Humanwell Healthcare Group Co. Ltd. (A Shares)	99,400	277,171
Hunan Valin Steel Co. Ltd. (A Shares)	420,900	302,857
Hundsun Technologies, Inc. (A Shares)	115,652	326,741
Hwatsing Technology Co. Ltd. (A Shares)	9,682	227,049
Hygeia Healthcare Holdings Co. (b)(c)	348,800	1,439,649
Hygon Information Technology Co. Ltd. (A Shares)	116,692	1,254,922
IEIT Systems Co. Ltd. (A Shares)	88,596	494,075
iFlytek Co. Ltd. (A Shares)	139,500	862,403
IMEIK Technology Development Co. Ltd. (A Shares)	18,200	538,373
Industrial & Commercial Bank of China Ltd.:
(A Shares)	3,941,700	2,952,568
(H Shares)	65,144,000	34,932,074
Industrial Bank Co. Ltd. (A Shares)	1,251,700	2,907,429
Industrial Securities Co. Ltd. (A Shares)	525,710	403,909
Ingenic Semiconductor Co. Ltd. (A Shares)	29,300	255,220
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	383,500	1,511,334
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	2,737,800	602,844
Inner Mongolia Dian Tou Energy Corp. Ltd.	136,500	396,707
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	514,300	298,474
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,066,704	2,073,163
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	227,900	225,388
Innovent Biologics, Inc. (a)(b)	1,218,500	5,898,715
iQIYI, Inc. ADR (a)	445,721	2,161,747
iRay Technology Co. Ltd. (A Shares)	6,210	170,136
iSoftStone Information Technology Group Co. Ltd. (A Shares)	58,000	333,920
JA Solar Technology Co. Ltd. (A Shares)	199,872	391,976
Jason Furniture Hangzhou Co. Ltd. (A Shares)	50,010	230,215
JCET Group Co. Ltd. (A Shares)	109,000	384,288
JD Health International, Inc. (a)(b)	1,120,550	3,822,001
JD Logistics, Inc. (a)(b)	1,990,500	2,154,368
JD.com, Inc. Class A	2,352,707	33,898,678
Jiangsu Eastern Shenghong Co. Ltd.	398,400	544,459
Jiangsu Expressway Co. Ltd. (H Shares)	1,228,000	1,204,320
Jiangsu Hengli Hydraulic Co. Ltd.	80,876	569,363
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	384,275	2,440,261
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	75,600	597,863
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares) (a)	61,400	211,657
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	22,000	237,455
Jiangsu Phoenix Publishing & Media Corp. Ltd. (a)	154,900	217,591
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	90,700	1,187,308
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	24,760	219,774
Jiangsu Yoke Technology Co. Ltd. (A Shares)	29,000	255,114
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	61,000	325,294
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	207,800	387,724
Jiangxi Copper Co. Ltd.:
(A Shares)	120,500	432,068
(H Shares)	1,123,000	2,287,137
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	103,900	139,070
Jinduicheng Molybdenum Co. Ltd. (A Shares)	196,600	307,573
Jinko Solar Co. Ltd. (A Shares)	502,326	522,117
JiuGui Liquor Co. Ltd. (A Shares)	19,800	139,186
Jizhong Energy Resources Co. Ltd. (A Shares)	215,300	222,663
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	113,600	190,322
Jointown Pharmaceutical Group (A Shares)	237,946	269,237
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares) (a)	47,800	194,379
Juneyao Airlines Co. Ltd. (A shares) (a)	134,400	227,868
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	9,606	0
Kanzhun Ltd. ADR	223,587	4,424,787
KE Holdings, Inc. ADR	657,522	9,941,733
Keda Industrial Group Co. Ltd.	118,800	165,513
Kingboard Chemical Holdings Ltd.	667,500	1,467,016
Kingdee International Software Group Co. Ltd. (a)	2,917,000	3,077,510
Kingnet Network Co. Ltd. (A Shares)	131,100	212,435
Kingsoft Corp. Ltd.	959,800	3,118,375
Kuaishou Technology Class B (a)(b)	2,353,400	16,499,004
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	131,200	353,493
Kunlun Energy Co. Ltd.	3,914,000	3,794,150
Kunlun Tech Co. Ltd. (A Shares) (a)	74,000	403,928
Kweichow Moutai Co. Ltd. (A Shares)	75,700	17,749,091
Lb Group Co. Ltd. (A Shares)	145,373	420,290
Lenovo Group Ltd.	8,086,000	9,094,807
Lens Technology Co. Ltd. (A Shares)	300,100	589,916
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	114,500	231,369
Li Auto, Inc. Class A (a)	1,152,648	15,101,878
Li Ning Co. Ltd.	2,372,500	6,210,894
Liaoning Port Co. Ltd. (A Shares)	1,146,000	227,700
Lingyi iTech Guangdong Co. (A Shares)	426,700	305,149
Livzon Pharmaceutical Group, Inc. (A Shares)	37,500	207,416
Longfor Properties Co. Ltd. (b)	1,985,560	2,940,904
LONGi Green Energy Technology Co. Ltd.	456,548	1,143,233
Luxshare Precision Industry Co. Ltd. (A Shares)	431,428	1,729,381
Luzhou Laojiao Co. Ltd. (A Shares)	88,600	2,267,895
Mango Excellent Media Co. Ltd. (A Shares)	113,907	366,748
Maxscend Microelectronics Co. Ltd. (A Shares)	32,076	399,665
Meihua Holdings Group Co. Ltd. (A Shares)	179,400	274,739
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	238,160	145,262
Meituan Class B (a)(b)	5,096,720	69,593,322
Metallurgical Corp. China Ltd. (A Shares)	1,076,000	484,649
MGI Tech Co. Ltd. (A Shares)	25,313	203,633
Midea Group Co. Ltd. (A Shares)	211,700	2,036,080
Ming Yang Smart Energy Group Ltd. (A Shares)	138,400	186,403
MINISO Group Holding Ltd.	380,764	2,147,909
Montage Technology Co. Ltd. (A Shares)	68,611	476,518
Muyuan Foodstuff Co. Ltd. (A Shares)	329,240	1,979,782
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	98,435	185,766
Nanjing Securities Co. Ltd. (A Shares)	224,400	253,392
NARI Technology Co. Ltd. (A Shares)	483,994	1,565,422
National Silicon Industry Group Co. Ltd. (A Shares) (a)	167,365	305,443
NAURA Technology Group Co. Ltd.	32,000	1,401,274
NetEase, Inc.	1,942,750	36,416,151
New China Life Insurance Co. Ltd.	120,400	520,670
New China Life Insurance Co. Ltd. (H Shares)	842,900	1,616,480
New Hope Liuhe Co. Ltd. (A Shares) (a)	276,700	340,194
New Oriental Education & Technology Group, Inc. (a)	1,484,810	11,798,249
Ninestar Corp. (A Shares)	86,200	299,907
Ningbo Deye Technology Co. Ltd. (A Shares)	26,220	337,408
Ningbo Joyson Electronic Corp. (A shares)	85,800	207,381
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	41,900	254,727
Ningbo Sanxing Medical Electric Co. Ltd. (a)	86,000	397,041
Ningbo Shanshan Co. Ltd. (A Shares)	137,600	224,335
Ningbo Tuopu Group Co. Ltd. (A Shares)	70,100	603,216
Ningxia Baofeng Energy Group Co. Ltd.	442,000	1,010,376
NIO, Inc. sponsored ADR (a)(c)	1,357,541	6,407,594
Nongfu Spring Co. Ltd. (H Shares) (b)	2,022,200	11,880,263
Offcn Education Technology Co. A Shares (a)	375,500	137,091
Offshore Oil Enginering Co. Ltd. (A Shares)	269,300	236,001
OFILM Group Co. Ltd. (A Shares) (a)	198,300	239,063
Oppein Home Group, Inc. (A Shares)	30,860	264,999
Orient Securities Co. Ltd. (A Shares)	449,808	516,797
Oriental Pearl Group Co. Ltd. (a)	207,800	197,503
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	566,200	242,156
PDD Holdings, Inc. ADR (a)	600,300	75,145,554
People's Insurance Co. of China Group Ltd.:
(A Shares)	537,300	387,726
(H Shares)	8,829,000	2,897,901
People.cn Co. Ltd. (A Shares) (a)	67,300	229,350
Perfect World Co. Ltd. (A Shares)	118,100	162,605
PetroChina Co. Ltd.:
(A Shares)	1,284,900	1,812,796
(H Shares)	21,208,000	19,760,374
Pharmaron Beijing Co. Ltd.:
(A Shares)	86,925	235,403
(H Shares) (b)	8,575	10,511
PICC Property & Casualty Co. Ltd. (H Shares)	6,927,840	8,607,032
Ping An Bank Co. Ltd. (A Shares)	1,169,200	1,737,827
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	644,794	3,665,370
(H Shares)	6,735,500	30,525,847
Piotech, Inc. (A Shares)	11,461	285,026
Poly Developments & Holdings (A Shares)	721,100	884,773
Pop Mart International Group Ltd. (b)	473,800	2,027,595
Postal Savings Bank of China Co. Ltd.	1,707,500	1,130,017
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	8,032,000	4,161,803
Power Construction Corp. of China Ltd. (A Shares)	1,037,800	726,171
Qi An Xin Technology Group, Inc. (A Shares) (a)	41,704	177,279
Qifu Technology, Inc. ADR	122,600	2,242,354
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	327,600	748,385
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	87,300	375,778
Risen Energy Co. Ltd. (A Shares)	69,500	124,151
Rockchip Electronics Co. Ltd.	25,500	201,689
Rongsheng Petrochemical Co. Ltd. (A Shares)	610,400	942,807
SAIC Motor Corp. Ltd. (A Shares)	465,000	952,151
Sailun Group Co. Ltd. A Shares	190,300	434,938
Sanan Optoelectronics Co. Ltd. (A Shares)	300,600	517,990
Sangfor Technologies, Inc. (a)	25,600	192,851
Sany Heavy Equipment International Holdings Co. Ltd. (c)	1,121,000	787,706
Sany Heavy Industry Co. Ltd. (A Shares)	511,500	1,149,383
Satellite Chemical Co. Ltd. (A Shares) (a)	202,956	539,059
SDIC Capital Co. Ltd.	391,100	344,626
SDIC Power Holdings Co. Ltd. (A Shares)	449,000	986,023
Seazen Holdings Co. Ltd. (A Shares) (a)	137,300	185,994
Seres Group Co. Ltd. (A Shares) (a)	90,900	1,133,001
SF Holding Co. Ltd. (A Shares)	294,900	1,471,025
SG Micro Corp. (A Shares)	28,475	300,748
Shaanxi Coal Industry Co. Ltd. (A Shares)	584,100	1,978,230
Shan Xi Hua Yang Group New Energy Co. Ltd.	219,700	286,351
Shandong Gold Mining Co. Ltd.:
(A Shares)	348,084	1,376,379
(H Shares) (b)	469,500	1,014,498
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares) (a)	48,800	267,774
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	128,020	525,484
Shandong Linglong Tyre Co. Ltd. (A Shares)	89,700	276,399
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	714,200	351,927
Shandong Sun Paper Industry JSC Ltd. (A Shares)	170,200	365,417
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,497,600	1,693,742
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	111,340	183,523
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	63,940	179,519
Shanghai Baosight Software Co. Ltd.	606,384	1,295,406
Shanghai Baosight Software Co. Ltd. (A Shares)	108,088	610,651
Shanghai Construction Group Co. Ltd. (A Shares)	541,200	178,877
Shanghai Electric Group Co. Ltd. (A Shares) (a)	770,600	457,388
Shanghai Electric Power Co. Ltd. (A Shares)	171,300	216,844
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	123,200	402,197
(H Shares)	507,000	795,921
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	8,911	398,111
Shanghai International Airport Co. Ltd. (A Shares) (a)	75,700	392,675
Shanghai International Port Group Co. Ltd. (A Shares)	425,200	329,353
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	55,600	221,173
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	46,648	193,347
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	145,660	212,116
Shanghai M&G Stationery, Inc. (A Shares)	56,400	274,741
Shanghai Moons' Electric Co. Ltd. (A Shares) (a)	25,600	197,359
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	161,900	400,221
(H Shares)	747,900	1,062,811
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,769,000	1,875,352
Shanghai Putailai New Energy Technology Co. Ltd.	130,264	331,350
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	404,600	400,141
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	581,400	542,323
Shanghai United Imaging Healthcare Co. Ltd. (A Shares) (a)	49,651	907,196
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	237,300	193,933
Shanghai Zhangjiang High Ltd. (A Shares) (a)	94,300	239,065
Shanxi Coal International Energy Group Co. Ltd. (A Shares) (a)	120,700	238,333
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	180,300	525,724
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	263,500	220,293
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	348,500	185,473
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	73,440	2,645,079
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	342,060	494,954
Shede Spirits Co. Ltd. (A Shares)	20,300	203,609
Shenergy Co. Ltd. (A Shares)	297,900	349,394
Shengyi Technology Co. Ltd.	143,400	382,394
Shennan Circuits Co. Ltd. (A Shares)	31,240	400,712
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,357,100	878,236
Shenzhen Capchem Technology Co. Ltd. (A Shares)	45,980	213,106
Shenzhen Energy Group Co. Ltd. (A Shares)	289,660	288,833
Shenzhen Goodix Technology Co. Ltd. (A Shares) (a)	27,900	235,462
Shenzhen Inovance Technology Co. Ltd. (A Shares)	80,750	662,228
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	95,000	180,277
Shenzhen Kangtai Biological Products Co. Ltd.	68,000	189,331
Shenzhen Kedali Industry Co. Ltd.	16,400	215,480
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	73,000	3,065,257
Shenzhen New Industries Biomedical Engineering Co. Ltd.	47,300	461,027
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	499,200	181,400
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	67,900	298,294
Shenzhen SC New Energy Technology Corp. (A Shares)	21,200	200,462
Shenzhen Sed Industry Co. Ltd. (A Shares)	69,300	167,471
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	48,593	962,382
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	56,700	209,000
Shenzhou International Group Holdings Ltd.	830,200	8,160,212
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	101,760	264,037
Sichuan Changhong Electric Co. Ltd. (A Shares)	281,100	215,192
Sichuan Chuantou Energy Co. Ltd. (A Shares)	275,900	633,102
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	539,500	156,196
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	91,300	427,531
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	437,700	437,962
Sichuan Swellfun Co. Ltd. (A Shares)	29,800	184,796
Sieyuan Electric Co. Ltd. (A Shares)	46,900	420,826
Silergy Corp.	327,000	4,335,207
Sinolink Securities Co. Ltd. (A Shares)	226,700	272,907
Sinoma International Engineering Co. Ltd. (A Shares)	160,900	281,431
Sinoma Science & Technology Co. Ltd. (A Shares)	102,200	218,580
Sinomine Resource Group Co. Ltd. (A Shares)	44,380	217,053
Sinopharm Group Co. Ltd. (H Shares)	1,347,200	3,402,168
Sinotruk Hong Kong Ltd.	693,000	1,724,676
SKSHU Paint Co. Ltd. (A Shares)	32,132	150,397
Smoore International Holdings Ltd. (b)(c)	1,848,000	1,609,451
Songcheng Performance Development Co. Ltd. (A Shares)	159,380	238,420
Soochow Securities Co. Ltd. (A Shares)	304,845	287,039
Southwest Securities Co. Ltd. (A Shares)	404,400	220,898
Spring Airlines Co. Ltd. (A Shares) (a)	58,800	459,946
StarPower Semiconductor Ltd. (A Shares)	10,400	199,006
Sungrow Power Supply Co. Ltd. (A Shares)	89,400	1,269,648
Sunny Optical Technology Group Co. Ltd.	715,800	3,462,841
Sunresin New Materials Co. Ltd. (A Shares)	30,800	198,112
Sunwoda Electronic Co. Ltd. (A Shares)	113,400	237,414
SUPCON Technology Co. Ltd. (A Shares)	48,086	315,202
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	104,100	220,071
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	16,944	267,504
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	23,700	519,265
TAL Education Group ADR (a)	442,334	5,325,701
TBEA Co. Ltd. (A Shares)	304,770	593,463
TCL Technology Group Corp. (A Shares)	1,131,290	743,730
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	246,275	353,466
Tencent Holdings Ltd.	6,643,700	291,546,818
Tencent Music Entertainment Group ADR (a)	754,119	9,464,193
Thunder Software Technology Co. Ltd. (A Shares)	28,000	187,635
Tianfeng Securities Co. Ltd. (A Shares) (a)	527,400	211,631
Tianhe Chemicals Group Ltd. (a)(d)	376,000	0
Tianjin 712 Communication & Broadcasting Co. Ltd.	47,000	143,292
Tianma Microelectronics Co. Ltd. (A Shares) (a)	149,600	167,083
Tianqi Lithium Corp. (A Shares)	89,100	483,228
Tianshan Aluminum Group Co. Ltd.	283,500	294,921
Tianshui Huatian Technology Co. Ltd. (A Shares)	195,100	219,538
Tingyi (Cayman Islands) Holding Corp.	1,982,000	2,187,528
Tongcheng Travel Holdings Ltd.	1,244,800	3,276,164
TongFu Microelectronics Co. Ltd. (A Shares)	92,200	262,585
Tongkun Group Co. Ltd. (A Shares) (a)	146,900	278,699
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	771,900	428,011
Tongwei Co. Ltd. (A Shares)	271,200	810,545
Topchoice Medical Corp. (a)	19,500	163,286
Topsports International Holdings Ltd. (b)	1,868,000	1,297,279
TravelSky Technology Ltd. (H Shares)	936,000	1,215,894
Trina Solar Co. Ltd. (A Shares)	132,380	387,378
Trip.com Group Ltd. (a)	551,462	26,860,257
Tsinghua Tongfang Co. Ltd. (A Shares) (a)	204,000	170,207
Tsingtao Brewery Co. Ltd.:
(A Shares) (a)	49,500	558,705
(H Shares)	614,000	4,424,731
Unigroup Guoxin Microelectronics Co. Ltd. (a)	51,119	409,507
Unisplendour Corp. Ltd. (A Shares) (a)	172,303	493,154
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	112,100	228,155
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	30,452	137,741
Vipshop Holdings Ltd. ADR	349,384	5,254,735
Walvax Biotechnology Co. Ltd. (A Shares)	97,900	198,289
Wanda Film Holding Co. Ltd. (A Shares) (a)	132,600	267,141
Wanhua Chemical Group Co. Ltd. (A Shares)	189,200	2,317,950
Want Want China Holdings Ltd.	4,755,000	2,712,022
Weichai Power Co. Ltd.:
(A Shares)	403,200	967,331
(H Shares)	1,956,200	3,997,226
Weihai Guangwei Composites Co. Ltd. (A Shares)	50,660	181,652
Wens Foodstuffs Group Co. Ltd. (A Shares)	400,680	1,052,818
Western Mining Co. Ltd. (A Shares)	145,200	400,387
Western Securities Co. Ltd. (A Shares)	272,000	277,125
Western Superconducting Technologies Co. Ltd. (A Shares)	39,572	216,048
Will Semiconductor Ltd.	71,335	996,819
Wingtech Technology Co. Ltd. (A Shares) (a)	75,700	327,263
Wintime Energy Group Co. Ltd. (A Shares) (a)	1,353,200	251,852
Wuchan Zhongda Group Co. Ltd.	316,300	205,695
Wuhan Guide Infrared Co. Ltd. (A Shares)	260,069	251,041
Wuliangye Yibin Co. Ltd. (A Shares)	233,800	4,835,255
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	116,190	528,429
WuXi AppTec Co. Ltd.	151,044	907,651
WuXi AppTec Co. Ltd. (H Shares) (b)	354,222	1,594,385
Wuxi Biologics (Cayman), Inc. (a)(b)	3,847,500	6,665,166
XCMG Construction Machinery Co. Ltd. (A Shares)	712,200	689,253
Xiamen C&D, Inc. (A Shares)	183,100	251,007
Xiamen Faratronic Co. Ltd. (A Shares)	13,700	186,006
Xiamen Tungsten Co. Ltd. (A Shares)	86,500	228,095
Xiaomi Corp. Class B (a)(b)	15,443,200	33,665,056
Xinjiang Daqo New Energy Co. Ltd. (A Shares) (a)	108,914	367,071
Xinyi Solar Holdings Ltd.	4,917,498	3,383,564
XPeng, Inc. Class A (a)(c)	1,158,252	4,695,740
Yadea Group Holdings Ltd. (b)	1,232,000	2,369,963
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	33,100	172,929
Yankuang Energy Group Co. Ltd.:
(A Shares)	237,150	755,490
(H Shares)	2,278,000	4,941,829
Yantai Jereh Oilfield Services (A Shares)	62,400	273,705
Yealink Network Technology Corp. Ltd.	76,830	373,786
Yifeng Pharmacy Chain Co. Ltd.	61,525	372,155
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	99,000	428,099
Yintai Gold Co. Ltd. (A Shares)	169,180	429,195
Yonghui Superstores Co. Ltd. (A Shares) (a)	552,300	184,848
YongXing Special Materials Technology Co. Ltd. (A Shares)	32,810	214,251
Yonyou Network Technology Co. Ltd. (A Shares)	208,138	332,991
Youngor Fashion Co. Ltd. (A Shares)	281,889	303,804
YTO Express Group Co. Ltd. (A Shares)	209,500	458,310
Yuexiu Property Co. Ltd.	1,616,620	964,831
Yum China Holdings, Inc.	408,375	14,909,771
Yunda Holding Co. Ltd. (A Shares)	176,390	190,573
Yunnan Aluminium Co. Ltd. (A Shares)	211,300	416,960
Yunnan Baiyao Group Co. Ltd. (A Shares)	108,200	853,706
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	25,800	202,988
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares) (a)	310,400	244,709
Yunnan Energy New Material Co. Ltd.	59,500	341,101
Yunnan Tin Co. Ltd. (A Shares)	100,300	227,445
Yunnan Yuntianhua Co. Ltd. (Series A)	111,800	311,696
Yutong Bus Co. Ltd. (a)	134,900	476,274
Zai Lab Ltd. (a)(c)	946,300	1,520,998
Zangge Mining Co. Ltd. (Series A)	96,300	381,610
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	36,300	1,188,284
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,515,000	2,439,803
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	453,697	292,397
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	333,900	403,045
Zhejiang Chint Electric Co. Ltd. (A Shares)	130,900	372,360
Zhejiang Dahua Technology Co. Ltd. (A Shares)	198,500	490,136
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	30,860	278,827
Zhejiang Expressway Co. Ltd. (H Shares)	1,587,920	1,038,231
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	90,220	208,540
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	104,150	407,378
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	79,800	372,401
Zhejiang Juhua Co. Ltd. (A Shares)	164,400	536,326
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(c)	504,500	1,733,485
Zhejiang Longsheng Group Co. Ltd. (A Shares)	198,300	250,075
Zhejiang NHU Co. Ltd. (A Shares)	188,228	498,025
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	113,700	343,241
Zhejiang Supor Cookware Co. Ltd.	32,800	266,114
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	103,790	314,765
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	97,000	234,836
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	673,200	578,356
Zheshang Securities Co. Ltd.	236,100	366,851
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	712,800	1,198,875
Zhongji Innolight Co. Ltd. (A Shares)	48,400	1,220,022
Zhongjin Gold Co. Ltd. (A Shares)	295,300	531,640
Zhongsheng Group Holdings Ltd. Class H	838,500	1,529,244
Zhongtai Securities Co. Ltd. (A Shares)	424,100	388,867
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	50,679	332,998
(H Shares)	498,500	1,786,632
Zijin Mining Group Co. Ltd.:
(A Shares)	1,228,500	2,957,734
(H Shares)	5,486,000	11,967,552
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	160,200	187,770
(H Shares)	420,800	319,473
ZTE Corp.:
(A Shares)	228,300	897,151
(H Shares)	787,880	1,698,158
ZTO Express, Inc. sponsored ADR	426,463	8,951,458
TOTAL CHINA		1,917,074,524
Colombia - 0.1%
Bancolombia SA	255,820	2,204,108
Bancolombia SA sponsored ADR	3,513	114,945
Interconexion Electrica SA ESP	444,816	2,052,299
TOTAL COLOMBIA		4,371,352
Czech Republic - 0.1%
CEZ A/S	162,052	5,981,758
Komercni Banka A/S	76,326	2,815,770
MONETA Money Bank A/S (b)	333,556	1,345,874
TOTAL CZECH REPUBLIC		10,143,402
Egypt - 0.1%
Commercial International Bank SAE	2,545,477	3,824,865
Eastern Co. SAE	1,039,307	477,842
EFG Holding SAE	952,425	294,585
TOTAL EGYPT		4,597,292
Greece - 0.5%
Alpha Bank SA (a)	2,243,194	3,812,344
Eurobank Ergasias Services and Holdings SA (a)	2,612,154	5,603,258
Ff Group (a)(d)	1,035	0
Hellenic Telecommunications Organization SA	188,852	2,878,032
Jumbo SA	116,121	3,616,112
Motor Oil (HELLAS) Corinth Refineries SA	66,742	1,934,527
Mytilineos SA	100,437	4,094,519
National Bank of Greece SA (a)	780,684	6,298,584
OPAP SA	185,760	3,094,574
Piraeus Financial Holdings SA (a)	1,068,426	4,280,063
Public Power Corp. of Greece (a)	210,960	2,530,534
TOTAL GREECE		38,142,547
Hong Kong - 0.1%
Orient Overseas International Ltd.	132,500	1,932,516
Sino Biopharmaceutical Ltd.	10,383,000	3,547,858
TOTAL HONG KONG		5,480,374
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	452,540	3,713,819
OTP Bank PLC	224,912	11,160,439
Richter Gedeon PLC	140,343	3,573,838
TOTAL HUNGARY		18,448,096
India - 17.7%
ABB India Ltd.	53,192	4,163,910
Adani Enterprises Ltd.	171,697	6,272,060
Adani Green Energy Ltd. (a)	318,096	6,833,509
Adani Ports & Special Economic Zone Ltd.	530,236	8,397,629
Adani Power Ltd. (a)	774,536	5,663,981
Ambuja Cements Ltd.	598,122	4,432,911
APL Apollo Tubes Ltd.	167,206	3,113,224
Apollo Hospitals Enterprise Ltd.	101,059	7,185,781
Ashok Leyland Ltd.	1,474,165	3,393,920
Asian Paints Ltd.	385,250	13,248,033
Astral Ltd.	134,869	3,412,461
AU Small Finance Bank Ltd. (b)	167,869	1,271,528
Aurobindo Pharma Ltd.	264,754	3,652,857
Avenue Supermarts Ltd. (a)(b)	163,344	9,010,757
Axis Bank Ltd.	2,291,645	31,977,902
Bajaj Auto Ltd.	67,020	7,152,873
Bajaj Finance Ltd.	279,241	23,157,067
Bajaj Finserv Ltd.	384,471	7,424,873
Bajaj Holdings & Investment Ltd.	26,819	2,604,457
Balkrishna Industries Ltd.	77,641	2,255,309
Bandhan Bank Ltd. (b)	792,547	1,783,745
Bank of Baroda	1,038,488	3,490,733
Berger Paints India Ltd.	292,649	1,782,147
Bharat Electronics Ltd.	3,669,813	10,259,248
Bharat Forge Ltd.	257,115	3,911,199
Bharat Heavy Electricals Ltd.	1,048,911	3,527,244
Bharat Petroleum Corp. Ltd.	762,321	5,545,513
Bharti Airtel Ltd.	2,259,132	35,748,924
Britannia Industries Ltd.	108,831	6,218,489
Cg Power & Industrial Soluti	613,418	4,060,553
Cholamandalam Investment and Finance Co. Ltd.	421,538	6,015,391
Cipla Ltd./India (a)	526,916	8,818,219
Coal India Ltd.	1,546,976	8,408,433
Colgate-Palmolive Ltd.	136,548	4,619,691
Container Corp. of India Ltd.	244,696	3,004,721
Cummins India Ltd.	139,168	5,447,429
Dabur India Ltd.	622,703	3,783,777
Divi's Laboratories Ltd.	119,950	5,741,844
DLF Ltd.	745,625	7,942,089
Dr. Reddy's Laboratories Ltd.	117,236	8,697,331
Eicher Motors Ltd.	137,445	7,564,694
GAIL India Ltd.	2,310,657	5,770,653
GMR Airports Infrastructure Ltd. (a)	2,424,112	2,464,837
Godrej Consumer Products Ltd.	410,784	5,993,466
Godrej Properties Ltd. (a)	125,628	3,969,522
Grasim Industries Ltd.	264,451	7,622,786
Havells India Ltd.	251,694	5,007,929
HCL Technologies Ltd.	951,467	15,518,761
HDFC Asset Management Co. Ltd. (b)	96,458	4,495,492
HDFC Bank Ltd.	2,820,652	51,210,137
HDFC Standard Life Insurance Co. Ltd. (b)	971,713	6,780,675
Hero Motocorp Ltd.	120,423	6,533,745
Hindalco Industries Ltd.	1,353,865	10,409,306
Hindustan Aeronautics Ltd.	201,454	9,504,233
Hindustan Petroleum Corp. Ltd.	569,725	3,378,490
Hindustan Unilever Ltd.	825,698	22,045,748
ICICI Bank Ltd.	5,212,432	71,801,405
ICICI Lombard General Insurance Co. Ltd. (b)	242,196	4,948,584
ICICI Prudential Life Insurance Co. Ltd. (b)	361,451	2,473,721
IDFC Bank Ltd. (a)	3,476,950	3,411,450
Indian Oil Corp. Ltd.	2,835,743	5,724,824
Indian Railway Catering & Tourism Corp. Ltd.	240,980	2,991,472
Indraprastha Gas Ltd.	316,279	1,773,940
IndusInd Bank Ltd.	288,936	5,237,047
Info Edge India Ltd.	71,452	5,166,205
Infosys Ltd.	3,333,873	56,274,838
InterGlobe Aviation Ltd. (a)(b)	174,511	8,319,008
ITC Ltd.	3,006,685	15,673,105
Jindal Steel & Power Ltd.	358,512	3,980,515
Jio Financial Services Ltd.	2,870,601	12,923,068
JSW Steel Ltd.	613,897	6,466,146
Jubilant Foodworks Ltd.	397,469	2,201,384
Kotak Mahindra Bank Ltd.	1,097,662	21,327,425
Larsen & Toubro Ltd.	676,272	29,061,906
Ltimindtree Ltd. (b)	89,209	5,009,079
Lupin Ltd.	228,592	4,499,705
Macrotech Developers Ltd. (b)	242,099	3,585,067
Mahindra & Mahindra Ltd.	936,439	24,147,539
Marico Ltd.	519,630	3,223,777
Maruti Suzuki India Ltd.	142,057	21,788,088
Max Healthcare Institute Ltd.	780,623	7,842,209
Mphasis BFL Ltd.	75,809	2,093,161
MRF Ltd.	2,342	3,726,853
Muthoot Finance Ltd.	120,922	2,486,613
Nestle India Ltd.	338,826	10,167,819
NMDC Ltd.	1,029,988	3,124,788
NTPC Ltd.	4,381,240	19,035,172
Oil & Natural Gas Corp. Ltd.	3,157,885	10,657,218
One97 Communications Ltd. (a)	255,067	1,136,534
Page Industries Ltd.	6,160	2,563,583
Persistent Systems Ltd.	100,412	4,038,225
Petronet LNG Ltd.	753,049	2,794,374
PI Industries Ltd.	83,788	3,660,919
Pidilite Industries Ltd.	153,212	5,586,709
Polycab India Ltd.	45,235	3,068,802
Power Finance Corp. Ltd.	1,491,107	7,857,764
Power Grid Corp. of India Ltd.	4,669,186	16,835,925
Punjab National Bank	2,211,239	3,728,215
REC Ltd.	1,321,987	8,005,919
Reliance Industries Ltd.	3,056,955	107,281,630
Samvardhana Motherson International Ltd.	2,381,320	3,728,346
SBI Cards & Payment Services Ltd.	286,331	2,492,826
SBI Life Insurance Co. Ltd. (b)	452,378	7,780,679
Shree Cement Ltd.	9,057	2,650,855
Shriram Finance Ltd.	282,886	8,628,429
Siemens Ltd.	89,393	6,243,982
Sona Blw Precision Forgings Ltd. (b)	412,178	3,080,120
SRF Ltd.	148,824	4,660,395
State Bank of India	1,792,180	17,698,037
Sun Pharmaceutical Industries Ltd.	963,636	17,306,961
Supreme Industries Ltd.	63,774	3,861,361
Suzlon Energy Ltd. (a)	8,861,728	4,390,060
Tata Communications Ltd.	114,460	2,368,317
Tata Consultancy Services Ltd.	908,200	41,438,564
Tata Consumer Products Ltd.	574,034	7,599,347
Tata Elxsi Ltd.	34,391	2,902,607
Tata Motors Ltd.	1,668,215	20,111,383
Tata Motors Ltd. Class A	459,497	3,746,991
Tata Power Co. Ltd./The	1,443,757	7,746,091
Tata Steel Ltd.	7,408,681	14,599,717
Tech Mahindra Ltd.	539,068	8,118,053
The Indian Hotels Co. Ltd.	855,657	5,894,582
Titan Co. Ltd.	356,563	15,294,811
Torrent Pharmaceuticals Ltd.	101,942	3,219,364
Trent Ltd.	182,037	9,606,074
Tube Investments of India Ltd.	106,792	4,789,179
Tvs Motor Co. Ltd.	238,514	5,871,122
Ultratech Cement Ltd.	115,946	13,824,299
Union Bank of India Ltd.	1,488,592	2,743,128
United Spirits Ltd.	292,133	4,108,467
UPL Ltd.	452,226	2,743,788
Varun Beverages Ltd.	456,578	8,074,480
Vedanta Ltd.	933,158	4,452,381
Wipro Ltd.	1,311,386	7,219,910
Yes Bank Ltd. (a)	12,995,368	4,063,346
Zomato Ltd. (a)	6,122,447	14,126,144
TOTAL INDIA		1,306,588,162
Indonesia - 1.7%
Amman Mineral Internasional PT	6,553,400	3,902,289
PT Adaro Energy Indonesia Tbk	14,453,300	2,402,106
PT Aneka Tambang Tbk	8,446,900	849,083
PT Astra International Tbk	20,324,100	6,413,381
PT Bank Central Asia Tbk	55,699,800	33,491,432
PT Bank Mandiri (Persero) Tbk	37,485,400	15,844,222
PT Bank Negara Indonesia (Persero) Tbk	14,979,800	4,819,557
PT Bank Rakyat Indonesia (Persero) Tbk	68,479,185	20,728,894
PT Barito Pacific Tbk	28,238,688	1,764,709
PT Charoen Pokphand Indonesia Tbk	7,408,800	2,254,100
PT GoTo Gojek Tokopedia Tbk (a)	844,407,512	3,247,824
PT Indah Kiat Pulp & Paper Tbk	2,472,200	1,422,893
PT Indofood CBP Sukses Makmur Tbk	2,341,700	1,565,236
PT Indofood Sukses Makmur Tbk	4,408,000	1,692,691
PT Kalbe Farma Tbk	21,178,600	1,879,972
PT Merdeka Copper Gold Tbk (a)	9,683,796	1,559,635
PT Sarana Menara Nusantara Tbk	20,487,400	1,012,227
PT Semen Indonesia (Persero) Tbk	3,389,499	972,265
PT Sumber Alfaria Trijaya Tbk	18,761,700	3,374,271
PT Telkom Indonesia Persero Tbk	49,732,200	9,641,010
PT Unilever Indonesia Tbk	7,661,200	1,233,821
PT United Tractors Tbk	1,498,300	2,283,553
TOTAL INDONESIA		122,355,171
Korea (South) - 11.0%
AMOREPACIFIC Corp.	29,365	3,569,143
Celltrion Pharm, Inc.	18,789	1,293,400
Celltrion, Inc.	153,208	20,745,019
CJ CheilJedang Corp.	8,313	2,009,322
Cosmo AM&T Co. Ltd. (a)	24,291	2,616,046
Coway Co. Ltd.	55,577	2,220,539
Db Insurance Co. Ltd.	46,207	3,232,112
Doosan Bobcat, Inc.	55,366	2,063,508
Doosan Heavy Industries & Construction Co. Ltd. (a)	450,216	5,420,862
Ecopro BM Co. Ltd.	49,101	8,323,053
Ecopro Co. Ltd. (c)	100,260	7,557,373
Ecopro Materials Co. Ltd.	13,853	1,144,227
GS Holdings Corp.	46,649	1,504,022
Hana Financial Group, Inc.	293,546	12,346,174
Hanjin Kal Corp.	26,809	1,147,373
Hankook Tire Co. Ltd.	74,629	3,157,816
Hanmi Pharm Co. Ltd.	7,075	1,607,195
Hanmi Semiconductor Co. Ltd.	43,983	4,176,631
Hanon Systems	187,576	749,113
Hanwha Aerospace Co. Ltd.	35,586	5,390,262
Hanwha Ocean Co. Ltd. (a)	76,903	1,765,845
Hanwha Solutions Corp.	112,187	2,036,111
HD Hyundai Co. Ltd.	43,626	2,106,151
HD Hyundai Heavy Industries Co. Ltd. (a)	22,286	2,197,919
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	42,640	4,014,647
HLB, Inc.	117,793	9,385,321
HMM Co. Ltd.	242,146	2,756,873
HYBE Co. Ltd.	20,911	3,024,782
Hyundai Engineering & Construction Co. Ltd.	78,268	1,988,311
Hyundai Glovis Co. Ltd.	18,827	2,457,747
Hyundai Mobis	61,124	9,971,850
Hyundai Motor Co. Ltd.	138,055	24,763,255
Hyundai Steel Co.	87,104	2,016,972
Industrial Bank of Korea	280,256	2,809,675
Kakao Corp.	312,664	10,828,071
Kakao Pay Corp. (a)	26,962	677,580
KakaoBank Corp.	167,585	2,997,362
Kangwon Land, Inc.	96,640	1,064,897
KB Financial Group, Inc.	384,897	20,817,194
Kia Corp.	262,394	22,168,472
Korea Aerospace Industries Ltd.	73,405	2,725,589
Korea Electric Power Corp. (a)	257,825	3,925,004
Korea Investment Holdings Co. Ltd.	41,962	2,022,495
Korea Zinc Co. Ltd.	8,398	2,789,662
Korean Air Lines Co. Ltd.	184,746	2,778,203
KRAFTON, Inc. (a)	29,136	5,000,463
KT Corp.	64,728	1,613,796
KT&G Corp.	100,777	6,475,467
Kum Yang Co. Ltd. (a)	34,972	2,339,982
Kumho Petro Chemical Co. Ltd.	15,766	1,563,736
L&F Co. Ltd.	25,477	2,971,957
LG Chemical Ltd.	49,617	14,217,452
LG Corp.	94,763	5,391,845
LG Display Co. Ltd. (a)	381,126	2,876,687
LG Electronics, Inc.	106,804	7,093,459
LG Energy Solution (a)	46,991	13,037,189
LG H & H Co. Ltd.	9,407	2,826,470
LG Innotek Co. Ltd.	14,259	2,260,163
LG Uplus Corp.	214,830	1,521,559
Lotte Chemical Corp.	19,328	1,489,436
Meritz Financial Holdings Co.	102,099	5,821,420
Mirae Asset Securities Co. Ltd.	243,092	1,321,163
NAVER Corp.	130,457	17,159,049
NCSOFT Corp.	14,327	1,805,154
Netmarble Corp. (a)(b)	25,890	1,033,724
NH Investment & Securities Co. Ltd.	149,842	1,343,097
Orion Corp./Republic of Korea	23,818	1,589,530
POSCO	72,179	20,778,367
POSCO Chemtech Co. Ltd. (c)	31,111	6,241,317
POSCO ICT Co. Ltd.	53,429	1,548,334
Posco International Corp.	52,992	1,742,865
S-Oil Corp.	45,219	2,354,256
Samsung Biologics Co. Ltd. (a)(b)	17,866	10,013,610
Samsung C&T Corp.	83,856	9,017,154
Samsung E&A Co. Ltd. (a)	157,441	2,976,619
Samsung Electro-Mechanics Co. Ltd.	56,250	6,256,758
Samsung Electronics Co. Ltd.	4,795,276	265,807,065
Samsung Fire & Marine Insurance Co. Ltd.	30,919	6,901,093
Samsung Heavy Industries Co. Ltd. (a)	662,738	4,477,780
Samsung Life Insurance Co. Ltd.	80,324	5,047,279
Samsung SDI Co. Ltd.	55,235	17,045,676
Samsung SDS Co. Ltd.	38,846	4,450,110
Samsung Securities Co. Ltd.	62,761	1,712,078
Shinhan Financial Group Co. Ltd.	437,624	14,661,825
SK Biopharmaceuticals Co. Ltd. (a)	31,453	1,973,169
SK Bioscience Co. Ltd. (a)	26,998	1,133,920
SK Hynix, Inc.	548,225	67,464,685
SK IE Technology Co. Ltd. (a)(b)	28,636	1,208,624
SK Innovation Co., Ltd. (a)	60,638	4,797,033
SK Square Co. Ltd. (a)	97,682	5,351,865
SK Telecom Co. Ltd.	54,934	2,025,871
SK, Inc.	36,747	4,366,607
SKC Co. Ltd.	19,011	1,498,377
Woori Financial Group, Inc.	604,035	6,172,660
Yuhan Corp.	56,558	2,933,765
TOTAL KOREA (SOUTH)		815,074,738
Kuwait - 0.7%
Agility Global PLC (d)(e)	3,184,382	129,114
Boubyan Bank KSC	1,457,980	2,785,437
Gulf Bank	1,909,083	1,597,611
Kuwait Finance House KSCP	9,447,928	22,064,574
Mabanee Co. SAKC	691,714	1,767,988
Mobile Telecommunication Co.	1,930,907	3,056,382
National Bank of Kuwait	7,942,354	22,283,932
TOTAL KUWAIT		53,685,038
Luxembourg - 0.0%
Reinet Investments SCA	137,715	3,217,035
Malaysia - 1.4%
AMMB Holdings Bhd	2,332,000	2,049,880
Axiata Group Bhd	2,764,541	1,636,969
CelcomDigi Bhd	3,533,600	3,067,236
CIMB Group Holdings Bhd	6,425,220	8,879,845
Gamuda Bhd	1,918,780	2,132,788
Genting Bhd	2,140,500	2,023,162
Genting Malaysia Bhd	2,980,200	1,643,954
Hong Leong Bank Bhd	653,000	2,637,102
IHH Healthcare Bhd	2,210,500	2,908,439
Inari Amertron Bhd	2,821,900	1,819,403
IOI Corp. Bhd	2,524,300	2,148,713
Kuala Lumpur Kepong Bhd	488,434	2,359,283
Malayan Banking Bhd	5,449,281	11,103,812
Malaysia Airports Holdings Bhd	921,103	1,927,783
Maxis Bhd	2,358,900	1,811,841
MISC Bhd	1,344,500	2,240,301
MR DIY Group M Sdn Bhd (b)	3,318,350	1,084,645
Nestle (Malaysia) Bhd	70,700	1,882,152
Petronas Chemicals Group Bhd	2,811,700	3,989,991
Petronas Dagangan Bhd	299,200	1,349,544
Petronas Gas Bhd	794,630	2,994,683
PPB Group Bhd	642,820	2,117,688
Press Metal Aluminium Holdings	3,723,700	4,185,751
Public Bank Bhd	14,617,600	12,607,797
QL Resources Bhd	1,099,450	1,476,477
RHB Bank Bhd	1,506,434	1,734,062
Sime Darby Bhd	2,737,349	1,602,563
Sime Darby Plantation Bhd	2,083,156	1,945,374
Telekom Malaysia Bhd	1,155,993	1,498,155
Tenaga Nasional Bhd	2,614,800	6,547,565
YTL Corp. Bhd	3,320,400	2,146,792
YTL Power International Bhd	2,457,400	2,355,781
TOTAL MALAYSIA		99,909,531
Mexico - 2.7%
Alfa SA de CV Series A	3,144,900	2,313,135
America Movil S.A.B. de CV Series L	18,811,100	17,909,843
Arca Continental S.A.B. de CV	518,400	5,057,281
Banco del Bajio SA (b)	776,500	2,862,907
CEMEX S.A.B. de CV unit (a)	15,199,118	12,039,872
Coca-Cola FEMSA S.A.B. de CV unit	527,315	5,231,364
Fibra Uno Administracion SA de CV	2,906,700	4,172,366
Fomento Economico Mexicano S.A.B. de CV unit	1,952,500	22,841,996
Gruma S.A.B. de CV Series B	185,690	3,647,082
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	393,500	7,167,221
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	180,810	6,210,916
Grupo Aeroportuario Norte S.A.B. de CV	287,100	3,178,576
Grupo Bimbo S.A.B. de CV Series A	1,327,800	5,563,649
Grupo Carso SA de CV Series A1	566,500	4,455,412
Grupo Financiero Banorte S.A.B. de CV Series O	2,605,700	25,789,673
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,840,300	5,099,546
Grupo Mexico SA de CV Series B	3,126,707	19,319,758
Industrias Penoles SA de CV (a)	199,620	2,896,985
Kimberly-Clark de Mexico SA de CV Series A	1,526,800	3,178,243
Operadora de Sites Mexicanos, SA de CV	1,281,600	1,442,391
Orbia Advance Corp. S.A.B. de CV	1,009,155	1,657,699
Prologis Property Mexico SA	785,085	3,096,207
Promotora y Operadora de Infraestructura S.A.B. de CV	190,810	1,916,816
Southern Copper Corp. (c)	85,389	9,962,335
Wal-Mart de Mexico SA de CV Series V	5,259,700	19,625,529
TOTAL MEXICO		196,636,802
Peru - 0.2%
Compania de Minas Buenaventura SAA	69	1,194
Compania de Minas Buenaventura SAA sponsored ADR	203,726	3,524,460
Credicorp Ltd.	511	84,903
Credicorp Ltd. (United States)	67,374	11,157,808
TOTAL PERU		14,768,365
Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	1,692,760	1,233,949
Ayala Corp.	280,045	2,979,277
Ayala Land, Inc.	6,751,340	3,349,592
Bank of the Philippine Islands (BPI)	1,848,279	4,050,075
BDO Unibank, Inc.	2,380,453	6,063,078
International Container Terminal Services, Inc.	1,020,090	5,839,217
JG Summit Holdings, Inc.	2,642,856	1,544,388
Jollibee Food Corp.	449,760	1,830,288
Manila Electric Co.	282,930	1,794,282
Metropolitan Bank & Trust Co.	1,806,397	2,187,570
PLDT, Inc.	75,930	1,769,769
SM Investments Corp.	245,410	4,032,660
SM Prime Holdings, Inc.	10,148,700	4,908,029
Universal Robina Corp.	874,430	1,550,923
TOTAL PHILIPPINES		43,133,097
Poland - 0.9%
Allegro.eu SA (a)(b)	584,204	4,898,851
Bank Polska Kasa Opieki SA	184,478	7,685,825
Budimex SA	12,817	2,172,293
CD Projekt SA (c)	65,204	1,904,811
Dino Polska SA (a)(b)	49,219	4,730,916
KGHM Polska Miedz SA (Bearer)	140,591	4,874,796
LPP SA	1,118	4,335,406
mBank SA (a)	14,923	2,522,974
Orlen SA	582,847	9,546,483
PGE Polska Grupa Energetyczna SA (a)	901,169	1,352,509
Powszechna Kasa Oszczednosci Bank SA	878,570	13,146,928
Powszechny Zaklad Ubezpieczen SA	606,916	7,672,481
Santander Bank Polska SA	35,913	4,964,996
TOTAL POLAND		69,809,269
Qatar - 0.8%
Barwa Real Estate Co.	2,149,067	1,658,577
Dukhan Bank	1,839,609	1,945,711
Industries Qatar QSC	1,518,667	5,109,495
Masraf al Rayan	5,602,681	3,865,404
Mesaieed Petrochemical Holding Co.	5,676,849	2,992,000
Ooredoo QSC	804,039	2,206,083
Qatar Electricity & Water Co.	441,740	1,850,188
Qatar Fuel Co.	599,020	2,378,970
Qatar Gas Transport Co. Ltd. (Nakilat)	2,503,236	2,749,366
Qatar International Islamic Bank QSC	987,942	2,729,661
Qatar Islamic Bank	1,779,418	8,943,518
Qatar National Bank SAQ	4,637,053	17,664,357
The Commercial Bank of Qatar	3,251,027	3,708,189
TOTAL QATAR		57,801,519
Romania - 0.1%
NEPI Rockcastle PLC	563,936	3,790,406
Russia - 0.1%
Alrosa Co. Ltd. (a)(d)	2,234,923	370,215
Gazprom OAO (a)(d)	8,473,436	882,854
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	863,533	428,312
Inter Rao Ues JSC (a)(d)	31,187,844	171,208
LUKOIL PJSC (a)(d)	334,533	103,101
LUKOIL PJSC sponsored ADR (a)(d)	15,032	189,403
MMC Norilsk Nickel PJSC (a)(d)	4,844,200	320,784
MMC Norilsk Nickel PJSC sponsored ADR (a)(d)	59,247	142,193
Moscow Exchange MICEX-RTS OAO (a)(d)	1,311,841	251,090
Novatek PJSC GDR (Reg. S) (a)(d)	78,382	3,825,042
Novolipetsk Steel OJSC (a)(d)	1,258,902	12,034
Novolipetsk Steel OJSC GDR (Reg. S) (a)(d)	3,783	7,566
Ozon Holdings PLC ADR (a)(d)	40,002	83,446
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	116,446	2,388
sponsored GDR (Reg. S) (a)(d)	749	15
Polyus PJSC (a)(d)	26,742	62,617
Polyus PJSC GDR (a)(d)	5,226	8,008
Rosneft Oil Co. OJSC (a)(d)	857,494	142,790
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(d)	150,200	35,515
Sberbank of Russia (a)(d)	9,313,306	57,016
Severstal PAO (a)(d)	155,372	3,454
Severstal PAO GDR (Reg. S) (a)(d)	26,165	618
Surgutneftegas OJSC (a)(d)	5,613,549	68,395
Surgutneftegas OJSC sponsored ADR (a)(d)	73,333	13,542
Tatneft PAO (a)(d)	1,103,564	136,670
United Co. RUSAL International PJSC (a)(d)	2,596,470	311,576
VK Co. Ltd. GDR (Reg. S) (a)(d)	100,000	1
VTB Bank OJSC (a)(d)	2,380,815,800	90,570
VTB Bank OJSC sponsored GDR (Reg. S) (a)(d)	221,738	37,021
Yandex NV Class A (a)(d)	261,431	971,869
TOTAL RUSSIA		8,729,313
Saudi Arabia - 4.0%
ACWA Power Co.	95,618	10,197,622
Ades Holding Co.	340,099	1,811,758
Advanced Petrochemicals Co.	127,922	1,456,372
Al Rajhi Bank	1,967,979	41,924,365
Alinma Bank	1,229,990	10,936,961
Almarai Co. Ltd.	251,006	3,801,296
Arab National Bank	677,737	5,583,659
Arabian Internet and Communications Services Co. Ltd.	24,097	2,235,844
Bank Al-Jazira	504,301	2,178,232
Bank Albilad	614,987	5,853,740
Banque Saudi Fransi	592,857	5,793,262
Bupa Arabia for Cooperative Insurance Co.	82,834	5,327,031
Dallah Healthcare Co.	34,324	1,491,711
Dar Al Arkan Real Estate Development Co. (a)	531,331	1,884,152
Dr Sulaiman Al Habib Medical Services Group Co.	87,855	7,275,573
Elm Co.	24,098	5,876,401
Etihad Etisalat Co.	378,830	5,252,269
Jarir Marketing Co.	590,391	2,131,364
Luberef	50,839	2,054,923
Mobile Telecommunications Co. Saudi Arabia	442,148	1,424,078
Mouwasat Medical Services Co.	98,395	3,525,913
Nahdi Medical Co.	39,153	1,442,688
Power & Water Utility Co. for Jubail & Yanbu	75,295	1,304,905
Riyad Bank	1,475,977	10,900,806
Sabic Agriculture-Nutrients Co.	234,225	7,231,711
Sahara International Petrochemical Co.	360,827	3,299,836
Saudi Arabian Mining Co.	1,297,393	17,503,356
Saudi Arabian Oil Co. (b)	2,672,833	21,450,507
Saudi Awwal Bank	1,010,942	10,997,289
Saudi Basic Industries Corp.	903,676	20,359,575
Saudi Electricity Co.	836,700	4,153,830
Saudi Industrial Investment Group	371,369	2,299,149
Saudi Investment Bank/The	491,980	2,214,212
Saudi Kayan Petrochemical Co. (a)	738,009	1,843,743
Saudi Research & Marketing Group (a)	36,145	2,320,620
Saudi Tadawul Group Holding Co.	48,193	3,402,524
Saudi Telecom Co.	2,008,122	20,158,320
The Co. for Cooperative Insurance	73,797	2,931,732
The Saudi National Bank	2,951,968	29,593,664
The Savola Group	262,712	3,537,289
Yanbu National Petrochemical Co.	276,770	2,859,499
TOTAL SAUDI ARABIA		297,821,781
South Africa - 2.5%
Absa Group Ltd. (c)	853,114	6,578,426
Anglo American Platinum Ltd. (c)	66,594	2,319,799
Aspen Pharmacare Holdings Ltd.	380,844	4,536,963
Bid Corp. Ltd.	336,767	7,675,890
Bidvest Group Ltd./The	290,402	3,787,146
Capitec Bank Holdings Ltd.	87,430	10,820,591
Clicks Group Ltd.	239,030	3,719,019
Discovery Ltd.	543,274	3,461,021
Exxaro Resources Ltd.	245,526	2,352,405
FirstRand Ltd.	5,069,087	17,499,260
Gold Fields Ltd.	897,193	14,514,493
Harmony Gold Mining Co. Ltd.	560,299	4,850,075
Impala Platinum Holdings Ltd.	908,061	4,042,283
Kumba Iron Ore Ltd. (c)	64,688	1,585,706
MTN Group Ltd.	1,702,736	8,160,886
Naspers Ltd. Class N	183,930	35,200,087
Nedbank Group Ltd.	441,088	5,363,264
Northam Platinum Holdings Ltd.	358,084	2,372,550
Old Mutual Ltd.	4,810,308	2,826,286
OUTsurance Group Ltd.	846,765	1,820,389
Pepkor Holdings Ltd. (b)	2,025,298	1,910,561
Remgro Ltd.	504,818	3,289,282
Sanlam Ltd.	1,769,489	6,400,918
Sasol Ltd. (c)	577,124	4,054,477
Shoprite Holdings Ltd.	504,677	6,733,560
Sibanye-Stillwater Ltd.	2,842,187	3,243,931
Standard Bank Group Ltd. (c)	1,346,093	12,640,843
Vodacom Group Ltd.	625,869	2,995,009
Woolworths Holdings Ltd. (c)	943,084	2,995,877
TOTAL SOUTH AFRICA		187,750,997
Taiwan - 16.5%
Accton Technology Corp.	506,000	7,076,154
Acer, Inc.	2,906,994	3,992,777
Advantech Co. Ltd.	474,100	5,504,651
Alchip Technologies Ltd.	75,000	7,061,051
ASE Technology Holding Co. Ltd.	3,078,927	13,826,225
Asia Cement Corp.	2,314,153	3,098,240
ASUSTeK Computer, Inc.	708,000	9,267,323
AUO Corp.	6,570,400	3,667,372
Catcher Technology Co. Ltd.	581,000	3,873,995
Cathay Financial Holding Co. Ltd.	9,574,410	14,779,107
Chailease Holding Co. Ltd.	1,538,944	8,102,363
Chang Hwa Commercial Bank	5,451,011	3,042,626
Cheng Shin Rubber Industry Co. Ltd.	1,952,937	2,814,502
China Airlines Ltd.	2,914,000	1,862,804
China Development Financial Ho (a)	16,057,648	6,700,867
China Steel Corp.	11,850,204	9,011,693
Chunghwa Telecom Co. Ltd.	3,816,000	14,478,200
Compal Electronics, Inc.	4,204,000	4,577,398
CTBC Financial Holding Co. Ltd.	17,732,826	18,475,182
Delta Electronics, Inc.	1,955,381	19,115,575
E Ink Holdings, Inc.	859,000	5,482,014
E.SUN Financial Holdings Co. Ltd.	14,156,270	11,874,396
ECLAT Textile Co. Ltd.	177,613	2,789,620
eMemory Technology, Inc.	64,000	4,293,954
EVA Airways Corp.	2,710,000	2,941,174
Evergreen Marine Corp. (Taiwan)	1,019,363	5,912,532
Far Eastern New Century Corp.	2,955,705	2,943,199
Far EasTone Telecommunications Co. Ltd.	1,774,000	4,392,428
Feng Tay Enterprise Co. Ltd.	545,408	2,707,014
First Financial Holding Co. Ltd.	10,940,760	9,155,579
Formosa Chemicals & Fibre Corp.	3,531,760	5,992,056
Formosa Petrochemical Corp.	1,147,000	2,530,182
Formosa Plastics Corp.	3,834,520	8,041,761
Fubon Financial Holding Co. Ltd.	7,841,356	16,559,040
Gigabyte Technology Co. Ltd.	511,000	4,600,208
Global Unichip Corp.	94,000	3,897,023
GlobalWafers Co. Ltd.	219,000	3,473,537
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,526,869	59,526,257
Hotai Motor Co. Ltd.	307,760	5,829,753
Hua Nan Financial Holdings Co. Ltd.	8,904,032	6,438,818
Innolux Corp.	8,660,133	3,759,602
Inventec Corp.	2,700,865	4,325,072
Largan Precision Co. Ltd.	101,000	6,720,483
Lite-On Technology Corp.	2,007,279	6,064,791
MediaTek, Inc.	1,526,292	45,937,683
Mega Financial Holding Co. Ltd.	11,569,012	14,151,597
Micro-Star International Co. Ltd.	721,000	3,501,944
Nan Ya Plastics Corp.	4,777,860	8,281,547
Nan Ya Printed Circuit Board Corp.	227,000	1,290,230
Nanya Technology Corp.	1,245,000	2,508,494
Nien Made Enterprise Co. Ltd.	176,000	2,053,142
Novatek Microelectronics Corp.	581,000	10,958,603
Pegatron Corp.	2,007,000	5,975,083
PharmaEssentia Corp. (a)	239,000	2,145,140
Pou Chen Corp.	2,220,000	2,452,883
Powerchip Semiconductor Manufacturing Corp.	3,066,294	2,138,539
President Chain Store Corp.	573,000	4,810,150
Quanta Computer, Inc.	2,716,000	21,277,928
Realtek Semiconductor Corp.	489,401	7,706,652
Ruentex Development Co. Ltd.	1,570,555	1,844,609
Shin Kong Financial Holding Co. Ltd. (a)	13,218,127	3,486,793
Sinopac Financial Holdings Co.	10,563,435	7,094,079
Synnex Technology International Corp.	1,255,500	3,063,303
Taishin Financial Holdings Co. Ltd.	11,274,689	6,196,470
Taiwan Business Bank	6,192,696	3,209,463
Taiwan Cement Corp.	6,822,730	6,694,472
Taiwan Cooperative Financial Holding Co. Ltd.	10,338,868	8,293,832
Taiwan High Speed Rail Corp.	1,977,000	1,809,329
Taiwan Mobile Co. Ltd.	1,830,900	5,833,129
Taiwan Semiconductor Manufacturing Co. Ltd.	24,735,000	591,196,057
The Shanghai Commercial & Savings Bank Ltd.	3,863,609	5,492,817
Uni-President Enterprises Corp.	4,849,983	11,355,928
Unimicron Technology Corp.	1,378,000	7,606,826
United Microelectronics Corp.	11,322,000	17,364,451
Vanguard International Semiconductor Corp.	906,000	2,369,949
Voltronic Power Technology Corp.	66,000	3,117,385
Walsin Lihwa Corp.	2,833,526	3,194,956
Wan Hai Lines Ltd.	704,950	1,093,028
Winbond Electronics Corp.	3,148,341	2,492,388
Wistron Corp.	2,620,000	8,955,090
Wiwynn Corp.	96,756	6,870,895
WPG Holding Co. Ltd.	1,600,200	4,314,178
Yageo Corp.	339,845	6,470,849
Yang Ming Marine Transport Corp.	1,753,000	2,797,689
Yuanta Financial Holding Co. Ltd.	10,192,750	9,544,172
Zhen Ding Technology Holding Ltd.	666,000	2,353,163
TOTAL TAIWAN		1,219,883,513
Thailand - 1.5%
Advanced Info Service PCL (For. Reg.)	1,194,500	6,329,356
Airports of Thailand PCL (For. Reg.)	4,302,900	7,534,331
Asset World Corp. PCL:
(For. Reg.)	9,074,800	1,068,403
NVDR	100	12
Bangkok Dusit Medical Services PCL (For. Reg.)	11,169,900	8,698,900
Bangkok Expressway and Metro PCL (For. Reg.)	7,671,400	1,707,914
BTS Group Holdings PCL (For. Reg.)	7,931,700	1,344,547
Bumrungrad Hospital PCL:
(For. Reg.)	576,800	3,796,779
NVDR	21,800	143,498
Central Pattana PCL (For. Reg.)	2,027,700	3,448,683
Central Retail Corp. PCL (For. Reg.)	1,539,616	1,420,250
Charoen Pokphand Foods PCL (For. Reg.)	3,800,620	2,021,584
CP ALL PCL (For. Reg.)	5,862,800	9,036,650
CP Axtra PCL:
(For. Reg.)	3,997,700	3,477,746
NVDR	12,800	11,135
Delta Electronics PCL (For. Reg.)	3,131,300	5,824,665
Energy Absolute PCL (For. Reg.)	1,685,200	1,381,156
Global Power Synergy Public Co. Ltd. (For. Reg.)	707,600	925,189
Gulf Energy Development PCL (For. Reg.)	2,637,700	2,841,567
Home Product Center PCL (For. Reg.)	5,941,706	1,654,089
Indorama Ventures PCL (For. Reg.)	1,691,300	1,082,570
Intouch Holdings PCL (For. Reg.)	985,300	1,769,897
Kasikornbank PCL (For. Reg.)	594,800	2,082,307
Krung Thai Bank PCL (For. Reg.)	3,508,370	1,582,429
Krungthai Card PCL (For. Reg.)	1,035,300	1,190,486
Land & House PCL (For. Reg.)	8,319,200	1,665,287
Minor International PCL (For. Reg.)	3,370,632	2,980,294
Muangthai Leasing PCL (For. Reg.)	744,800	903,953
PTT Exploration and Production PCL (For. Reg.)	1,395,239	5,820,992
PTT Global Chemical PCL (For. Reg.)	2,263,739	2,226,766
PTT Oil & Retail Business PCL:
(For. Reg.)	1,568,800	785,579
NVDR	1,490,200	746,220
PTT PCL (For. Reg.)	10,038,300	9,072,962
SCB X PCL (For. Reg.)	845,300	2,414,156
SCG Packaging PCL (For. Reg.)	721,200	626,161
Siam Cement PCL (For. Reg.)	780,350	5,213,768
Thai Oil PCL (For. Reg.)	1,233,714	1,792,748
TMBThanachart Bank PCL:
(For. Reg.)	24,275,000	1,179,701
NVDR	101,100	4,913
True Corp. PCL (a)	793,400	163,168
True Corp. PCL (a)	10,722,979	2,205,258
TOTAL THAILAND		108,176,069
Turkey - 0.8%
Akbank TAS	3,132,812	5,750,764
Aselsan A/S	1,373,588	2,576,571
Bim Birlesik Magazalar A/S JSC	457,265	5,464,095
Coca-Cola Icecek Sanayi A/S	76,628	1,715,398
Eregli Demir ve Celik Fabrikalari T.A.S.	1,405,874	1,869,217
Ford Otomotiv Sanayi A/S	70,469	2,423,944
Haci Omer Sabanci Holding A/S	1,024,427	2,919,591
Koc Holding A/S	763,915	5,333,164
Pegasus Hava Tasimaciligi A/S (a)	46,182	1,474,459
Sasa Polyester Sanayi A/S	1,335,863	1,702,711
Tofas Turk Otomobil Fabrikasi A/S	125,518	1,066,775
Turk Hava Yollari AO (a)	554,148	5,578,054
Turkcell Iletisim Hizmet A/S	1,214,988	3,031,256
Turkiye Is Bankasi A/S Series C	8,878,910	3,758,689
Turkiye Petrol Rafinerileri A/S	967,353	5,848,399
Turkiye Sise ve Cam Fabrikalari A/S	1,384,111	2,153,976
Yapi ve Kredi Bankasi A/S	3,392,755	3,381,624
TOTAL TURKEY		56,048,687
United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	2,939,975	6,683,762
Abu Dhabi Islamic Bank	1,458,753	4,432,379
Abu Dhabi National Oil Co. for Distribution PJSC	3,137,564	2,981,322
Aldar Properties PJSC	3,868,339	5,750,533
Americana Restaurants International PLC	2,537,252	2,300,376
Dubai Islamic Bank Pakistan Ltd.	2,908,193	4,402,394
Emaar Properties PJSC	6,656,114	14,878,351
Emirates NBD Bank PJSC	1,902,735	8,806,800
Emirates Telecommunications Corp.	3,492,800	16,166,408
First Abu Dhabi Bank PJSC	4,437,040	15,076,441
Multiply Group (a)	3,935,977	2,464,741
TOTAL UNITED ARAB EMIRATES		83,943,507
United Kingdom - 0.1%
AngloGold Ashanti PLC	421,398	9,691,565
Pepco Group NV (a)	173,499	825,066
TOTAL UNITED KINGDOM		10,516,631
United States of America - 0.1%
JBS SA	779,500	3,518,754
Legend Biotech Corp. ADR (a)	72,837	3,185,890
Parade Technologies Ltd.	77,000	1,744,991
TOTAL UNITED STATES OF AMERICA		8,449,635
TOTAL COMMON STOCKS (Cost $6,793,106,804)		7,044,419,005

Nonconvertible Preferred Stocks - 2.2%
	Shares	Value ($)
Brazil - 1.4%
Banco Bradesco SA (PN)	5,333,704	14,380,437
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	269,706	2,158,645
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,817,374	4,445,262
Companhia Paranaense de Energia-COPEL (PN-B)	1,096,000	1,918,623
Gerdau SA	1,393,770	4,901,252
Itau Unibanco Holding SA	4,865,531	29,384,711
Itausa-Investimentos Itau SA (PN)	5,445,347	10,025,328
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	4,779,400	38,676,268
TOTAL BRAZIL		105,890,526
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	143,401	6,549,798
Colombia - 0.1%
Bancolombia SA (PN)	439,949	3,599,889
Korea (South) - 0.6%
Hyundai Motor Co. Ltd.	23,001	2,609,958
Hyundai Motor Co. Ltd. Series 2	36,268	4,132,662
LG Chemical Ltd.	7,718	1,477,104
LG H & H Co. Ltd.	4	538
Samsung Electronics Co. Ltd.	826,234	38,469,794
TOTAL KOREA (SOUTH)		46,690,056
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	5,794,540	100,382
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $156,018,432)		162,830,651

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	16,443

Government Obligations - 0.2%
	Principal Amount (f)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $14,952,008)	15,000,000	14,951,600

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	210,639,001	210,681,129
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	70,040,715	70,047,719
TOTAL MONEY MARKET FUNDS (Cost $280,728,848)		280,728,848

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $7,244,859,001)	7,502,946,547
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(114,862,241)
NET ASSETS - 100.0%	7,388,084,306

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,184	Jun 2024	165,886,400	589,901	589,901

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $326,912,871 or 4.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,194,946.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	205,361,646	568,511,472	563,191,568	4,983,941	(421)	-	210,681,129	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	83,815,387	171,127,661	184,895,329	441,005	-	-	70,047,719	0.3%
Total	289,177,033	739,639,133	748,086,897	5,424,946	(421)	-	280,728,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	650,521,558	86,049,925	563,499,763	971,870
Consumer Discretionary	925,403,097	153,739,289	771,580,362	83,446
Consumer Staples	402,332,204	117,194,893	285,137,310	1
Energy	397,114,796	137,257,590	253,931,200	5,926,006
Financials	1,609,985,931	509,442,151	1,099,898,048	645,732
Health Care	244,890,069	27,595,622	217,294,447	-
Industrials	501,473,024	104,347,759	396,996,151	129,114
Information Technology	1,628,019,442	11,070,119	1,616,949,323	-
Materials	528,023,349	182,649,288	344,132,593	1,241,468
Real Estate	112,252,290	43,954,184	68,298,106	-
Utilities	207,233,896	68,402,801	138,659,885	171,210

Corporate Bonds	16,443	-	16,443	-

Government Obligations	14,951,600	-	14,951,600	-

Money Market Funds	280,728,848	280,728,848	-	-
Total Investments in Securities:	7,502,946,547	1,722,432,469	5,771,345,231	9,168,847
Derivative Instruments: Assets
Futures Contracts	589,901	589,901	-	-
Total Assets	589,901	589,901	-	-
Total Derivative Instruments:	589,901	589,901	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	589,901	0
Total Equity Risk	589,901	0
Total Value of Derivatives	589,901	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Emerging Markets Index Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $65,863,592) - See accompanying schedule:
Unaffiliated issuers (cost $6,964,130,153)	$7,222,217,699
Fidelity Central Funds (cost $280,728,848)	280,728,848

Total Investment in Securities (cost $7,244,859,001)		$7,502,946,547
Foreign currency held at value (cost $13,365,004)		12,860,161
Receivable for investments sold		1,437
Receivable for fund shares sold		19,979,434
Dividends receivable		10,915,546
Distributions receivable from Fidelity Central Funds		877,251
Other receivables		85,158
Total assets		7,547,665,534
Liabilities
Payable for investments purchased on a delayed delivery basis	$129,113
Payable for fund shares redeemed	28,895,653
Accrued management fee	459,421
Payable for daily variation margin on futures contracts	2,615,500
Deferred taxes	57,437,304
Collateral on securities loaned	70,044,237
Total liabilities		159,581,228
Net Assets		$7,388,084,306
Net Assets consist of:
Paid in capital		$8,026,656,307
Total accumulated earnings (loss)		(638,572,001)
Net Assets		$7,388,084,306
Net Asset Value, offering price and redemption price per share ($7,388,084,306 ÷ 720,107,324 shares)		$10.26
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$78,136,395
Interest		402,015
Income from Fidelity Central Funds (including $441,005 from security lending)		5,424,946
Income before foreign taxes withheld		$83,963,356
Less foreign taxes withheld		(8,246,665)
Total income		75,716,691
Expenses
Management fee	$2,638,121
Independent trustees' fees and expenses	10,040
Total expenses before reductions	2,648,161
Expense reductions	(44,144)
Total expenses after reductions		2,604,017
Net Investment income (loss)		73,112,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $157,745)	(89,506,145)
Fidelity Central Funds	(421)
Foreign currency transactions	(1,172,650)
Futures contracts	13,088,773
Total net realized gain (loss)		(77,590,443)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $32,402,784)	884,865,888
Assets and liabilities in foreign currencies	(164,149)
Futures contracts	10,543,010
Total change in net unrealized appreciation (depreciation)		895,244,749
Net gain (loss)		817,654,306
Net increase (decrease) in net assets resulting from operations		$890,766,980
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,112,674	$185,781,595
Net realized gain (loss)	(77,590,443)	(206,660,418)
Change in net unrealized appreciation (depreciation)	895,244,749	556,026,733
Net increase (decrease) in net assets resulting from operations	890,766,980	535,147,910
Distributions to shareholders	(186,938,129)	(144,831,374)

Share transactions
Proceeds from sales of shares	1,250,958,341	2,426,882,664
Reinvestment of distributions	145,618,506	115,318,941
Cost of shares redeemed	(1,023,708,319)	(1,855,775,506)

Net increase (decrease) in net assets resulting from share transactions	372,868,528	686,426,099
Total increase (decrease) in net assets	1,076,697,379	1,076,742,635

Net Assets
Beginning of period	6,311,386,927	5,234,644,292
End of period	$7,388,084,306	$6,311,386,927

Other Information
Shares
Sold	125,883,567	248,751,213
Issued in reinvestment of distributions	14,859,031	12,281,037
Redeemed	(102,809,761)	(190,452,525)
Net increase (decrease)	37,932,837	70,579,725

Financial Highlights
Fidelity® Emerging Markets Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.25	$8.56	$12.64	$11.07	$10.48	$9.62
Income from Investment Operations
Net investment income (loss) A,B	.10	.29	.32	.28	.22	.35 C
Net realized and unrealized gain (loss)	1.18	.63	(4.14)	1.48	.65	.72
Total from investment operations	1.28	.92	(3.82)	1.76	.87	1.07
Distributions from net investment income	(.27)	(.23)	(.26)	(.19)	(.28)	(.21)
Total distributions	(.27)	(.23)	(.26)	(.19)	(.28)	(.21)
Net asset value, end of period	$10.26	$9.25	$8.56	$12.64	$11.07	$10.48
Total Return D,E	13.96%	10.74%	(30.81)%	15.95%	8.54%	11.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.07% H,I	.08%	.08%	.07% H	.08%	.08%
Expenses net of fee waivers, if any	.07 % H,I	.08%	.08%	.07% H	.08%	.08%
Expenses net of all reductions	.07% H,I	.07%	.07%	.07% H	.07%	.08%
Net investment income (loss)	2.07% I	2.93%	2.97%	2.17%	2.20%	3.40% C
Supplemental Data
Net assets, end of period (000 omitted)	$7,388,084	$6,311,387	$5,234,644	$6,441,516	$3,400,765	$2,938,021
Portfolio turnover rate J	2 % I	7%	8%	5%	10%	3%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.66%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Global ex U.S. Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.4
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.1
Nestle SA (Reg. S) (United States of America, Food Products)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Shell PLC (London) (United States of America, Oil, Gas & Consumable Fuels)	0.9
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.9
12.0

Market Sectors (% of Fund's net assets)

Financials	22.1
Industrials	13.2
Information Technology	12.2
Consumer Discretionary	11.1
Health Care	9.5
Materials	7.3
Consumer Staples	7.3
Energy	5.8
Communication Services	5.0
Utilities	2.4
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Futures - 2.7%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Global ex U.S. Index Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
Australia - 4.6%
Ampol Ltd.	90,375	2,134,097
ANZ Group Holdings Ltd.	1,131,326	20,413,565
APA Group unit	483,028	2,577,669
Aristocrat Leisure Ltd.	219,623	5,604,776
ASX Ltd.	73,251	2,992,314
Aurizon Holdings Ltd.	694,887	1,706,817
BHP Group Ltd.	1,910,818	52,406,316
BlueScope Steel Ltd.	170,556	2,489,337
Brambles Ltd.	522,019	4,910,974
CAR Group Ltd.	134,610	2,918,818
Cochlear Ltd.	24,699	5,152,408
Coles Group Ltd.	502,504	5,240,724
Commonwealth Bank of Australia	630,425	46,190,943
Computershare Ltd.	204,468	3,592,169
DEXUS Property Group unit	410,432	1,864,269
EBOS Group Ltd.	57,285	1,180,473
Endeavour Group Ltd.	532,162	1,830,055
Fortescue Ltd.	639,725	10,603,088
Glencore PLC	3,915,859	22,784,678
Goodman Group unit	641,808	12,964,285
IDP Education Ltd. (a)	97,993	1,021,763
Insurance Australia Group Ltd.	919,472	3,809,351
Macquarie Group Ltd.	137,658	16,482,965
Medibank Private Ltd.	1,048,225	2,402,385
Mineral Resources Ltd.	66,399	3,012,014
Mirvac Group unit	1,503,224	1,969,628
National Australia Bank Ltd.	1,173,383	25,436,046
Northern Star Resources Ltd.	433,123	4,105,457
Orica Ltd.	187,801	2,174,498
Origin Energy Ltd.	648,392	4,092,273
Pilbara Minerals Ltd. (a)	1,077,050	2,742,065
Qantas Airways Ltd. (b)	310,209	1,170,389
QBE Insurance Group Ltd.	561,910	6,427,671
Ramsay Health Care Ltd.	70,157	2,351,678
REA Group Ltd.	19,882	2,279,035
Reece Ltd.	82,841	1,469,571
Rio Tinto Ltd.	140,100	11,659,730
Rio Tinto PLC	424,972	28,753,936
Santos Ltd.	1,219,822	5,986,115
Scentre Group unit	1,969,243	3,987,817
SEEK Ltd.	134,023	2,070,365
Seven Group Holdings Ltd.	62,319	1,514,296
Sonic Healthcare Ltd.	172,860	2,970,716
South32 Ltd.	1,691,051	3,858,101
Stockland Corp. Ltd. unit	908,937	2,575,125
Suncorp Group Ltd.	477,916	5,104,342
Telstra Group Ltd.	1,516,442	3,582,764
The GPT Group	710,641	1,911,221
The Lottery Corp. Ltd.	841,860	2,626,176
Transurban Group unit	1,167,684	9,374,705
Treasury Wine Estates Ltd.	303,870	2,356,576
Vicinity Centres unit	1,431,400	1,752,848
Washington H. Soul Pattinson & Co. Ltd.	87,781	1,837,045
Wesfarmers Ltd.	427,075	18,295,561
Westpac Banking Corp.	1,318,151	21,889,669
WiseTech Global Ltd.	62,812	3,700,415
Woodside Energy Group Ltd.	716,501	12,837,554
Woolworths Group Ltd.	458,086	9,398,606
TOTAL AUSTRALIA		448,548,247
Austria - 0.2%
Erste Group Bank AG	129,300	6,053,576
Mondi PLC	10,509	200,389
Mondi PLC	155,882	2,958,744
OMV AG	56,132	2,676,514
Verbund AG	25,441	1,943,985
Voestalpine AG	42,836	1,148,350
TOTAL AUSTRIA		14,981,558
Belgium - 0.5%
Ageas	60,555	2,787,892
Anheuser-Busch InBev SA NV	327,734	19,589,904
D'ieteren Group	7,918	1,717,058
Elia Group SA/NV	10,902	1,051,187
Groupe Bruxelles Lambert SA	33,349	2,485,965
KBC Group NV	94,030	7,014,382
Lotus Bakeries SA	151	1,519,618
Sofina SA	5,698	1,342,664
Syensqo SA	27,985	2,603,981
UCB SA	47,946	6,372,971
Umicore SA	77,608	1,727,693
Warehouses de Pauw	64,820	1,725,247
Warehouses de Pauw rights (b)(c)	64,820	77,477
TOTAL BELGIUM		50,016,039
Brazil - 1.1%
Ambev SA	1,772,500	4,147,417
Atacadao SA	226,700	487,663
B3 SA - Brasil Bolsa Balcao	2,154,698	4,477,370
Banco Bradesco SA	603,015	1,435,363
Banco BTG Pactual SA unit	442,900	2,848,835
Banco do Brasil SA	639,800	3,378,523
Banco Santander SA (Brasil) unit	141,300	786,421
BB Seguridade Participacoes SA	262,600	1,628,417
Caixa Seguridade Participacoes	231,600	698,466
CCR SA	373,000	885,701
Centrais Eletricas Brasileiras SA (Electrobras)	450,480	3,284,515
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	129,000	2,007,815
Companhia Siderurgica Nacional SA (CSN)	253,300	679,031
Cosan SA	463,164	1,293,356
CPFL Energia SA (b)	89,600	550,445
Energisa SA unit	96,600	839,013
Eneva SA (b)	227,200	541,682
ENGIE Brasil Energia SA	76,350	601,378
Equatorial Energia SA	395,147	2,327,841
Hapvida Participacoes e Investimentos SA (b)(d)	1,818,155	1,292,029
Hypera SA (b)	139,900	795,333
Klabin SA unit	279,300	1,239,277
Localiza Rent a Car SA	350,082	3,305,573
Lojas Renner SA	373,122	1,101,560
Magazine Luiza SA (b)	1,227,930	321,609
Natura & Co. Holding SA	328,603	1,049,864
Petroleo Brasileiro SA - Petrobras (ON)	1,376,609	11,733,758
PRIO SA	306,500	2,833,263
Raia Drogasil SA	478,364	2,356,536
Rede D'Oregon Sao Luiz SA (d)	209,192	1,047,451
Rumo SA	492,800	1,913,270
Sendas Distribuidora SA	501,400	1,266,874
Suzano SA	298,038	3,355,410
Telefonica Brasil SA	154,000	1,403,990
TIM SA	312,900	1,061,158
Totvs SA	215,200	1,141,357
Ultrapar Participacoes SA	269,600	1,342,133
Vale SA	1,285,086	15,663,269
Vibra Energia SA	441,351	1,994,010
Weg SA	631,700	4,811,411
Wheaton Precious Metals Corp.	170,569	8,886,216
Yara International ASA	62,585	1,788,787
TOTAL BRAZIL		104,603,390
Burkina Faso - 0.0%
Endeavour Mining PLC	67,689	1,440,411
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	186,202	11,791,734
Air Canada (b)	67,438	995,417
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	289,817	16,062,933
AltaGas Ltd.	111,661	2,447,920
ARC Resources Ltd.	226,731	4,105,912
Bank of Montreal	271,663	24,266,443
Bank of Nova Scotia	459,330	21,073,826
Barrick Gold Corp. (Canada)	660,170	10,972,062
BCE, Inc.	26,943	885,215
Brookfield Asset Management Ltd. Class A	132,012	5,043,047
Brookfield Corp. (Canada) Class A	522,664	20,965,028
CAE, Inc. (b)	119,224	2,300,214
Cameco Corp.	163,195	7,445,813
Canadian Apartment Properties (REIT) unit	32,104	999,278
Canadian Imperial Bank of Commerce	356,432	16,637,722
Canadian National Railway Co.	205,497	24,942,065
Canadian Natural Resources Ltd.	403,362	30,566,029
Canadian Pacific Kansas City Ltd.	350,807	27,521,270
Canadian Tire Ltd. Class A (non-vtg.)	19,946	1,926,865
Canadian Utilities Ltd. Class A (non-vtg.)	49,418	1,104,918
CCL Industries, Inc. Class B	57,342	2,928,226
Cenovus Energy, Inc. (Canada)	530,452	10,896,875
CGI, Inc. Class A (sub. vtg.) (b)	78,054	7,908,875
Constellation Software, Inc.	7,589	19,538,402
Constellation Software, Inc. warrants 3/31/40 (b)(e)	7,326	1
Descartes Systems Group, Inc. (Canada) (b)	31,829	2,952,503
Dollarama, Inc.	106,238	8,862,363
Element Fleet Management Corp.	147,379	2,352,026
Emera, Inc.	108,315	3,653,118
Empire Co. Ltd. Class A (non-vtg.)	53,517	1,246,715
Enbridge, Inc.	800,365	28,458,843
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,006	8,704,217
FirstService Corp.	15,176	2,229,025
Fortis, Inc.	186,072	7,306,906
Franco-Nevada Corp.	72,256	8,698,118
George Weston Ltd.	22,752	2,994,210
Gildan Activewear, Inc.	58,178	2,016,674
Great-West Lifeco, Inc.	104,205	3,081,528
Hydro One Ltd. (d)	123,484	3,458,790
iA Financial Corp., Inc.	37,583	2,278,486
IGM Financial, Inc.	31,191	779,633
Imperial Oil Ltd.	70,936	4,877,124
Intact Financial Corp.	66,744	10,970,228
Ivanhoe Mines Ltd. (a)(b)	241,065	3,267,550
Keyera Corp.	84,789	2,175,388
Kinross Gold Corp.	466,150	3,006,873
Loblaw Companies Ltd.	59,009	6,470,780
Magna International, Inc. Class A (sub. vtg.)	102,373	4,893,142
Manulife Financial Corp.	680,231	15,866,210
MEG Energy Corp. (b)	105,810	2,406,502
Metro, Inc.	86,650	4,432,421
National Bank of Canada	126,823	10,183,427
Northland Power, Inc.	97,395	1,486,412
Nutrien Ltd.	185,697	9,791,701
Onex Corp. (sub. vtg.)	24,984	1,772,555
Open Text Corp.	102,220	3,609,424
Pan American Silver Corp.	138,531	2,554,972
Parkland Corp.	53,529	1,649,050
Pembina Pipeline Corp.	218,282	7,680,660
Power Corp. of Canada (sub. vtg.)	216,060	5,756,787
Quebecor, Inc. Class B (sub. vtg.)	56,504	1,169,360
RB Global, Inc.	68,497	4,903,015
Restaurant Brands International, Inc.	107,165	8,130,108
Restaurant Brands International, Inc. (a)	4,980	377,733
RioCan (REIT)	58,664	743,181
Rogers Communications, Inc. Class B (non-vtg.)	135,000	5,057,168
Royal Bank of Canada	529,044	51,184,666
Saputo, Inc.	97,768	1,879,867
Shopify, Inc. Class A (b)	454,345	31,898,045
Stantec, Inc.	43,099	3,431,578
Sun Life Financial, Inc.	219,813	11,223,373
Suncor Energy, Inc.	486,564	18,566,235
TC Energy Corp.	390,668	13,996,111
Teck Resources Ltd. Class B (sub. vtg.)	173,169	8,514,735
TELUS Corp.	183,080	2,940,398
TFI International, Inc. (Canada)	30,321	3,948,679
The Toronto-Dominion Bank	668,059	39,632,716
Thomson Reuters Corp.	59,597	9,001,565
TMX Group Ltd.	104,910	2,777,735
Toromont Industries Ltd.	31,144	2,850,502
Tourmaline Oil Corp.	126,265	6,170,856
West Fraser Timber Co. Ltd.	21,434	1,641,667
WSP Global, Inc.	46,909	7,117,874
TOTAL CANADA		702,407,618
Chile - 0.2%
Antofagasta PLC	148,361	4,096,997
Banco de Chile	17,478,557	1,938,926
Banco de Credito e Inversiones	28,787	839,607
Banco Santander Chile	24,431,455	1,106,993
Cencosud SA	468,435	802,690
Compania Sud Americana de Vapores SA	5,525,781	431,104
Empresas CMPC SA	426,131	841,565
Empresas COPEC SA	143,559	1,024,449
Enel Americas SA	7,906,370	741,184
Enel Chile SA	10,181,816	604,514
Falabella SA (b)	351,415	940,718
LATAM Airlines Group SA	67,792,768	917,273
Lundin Mining Corp.	243,671	2,782,485
TOTAL CHILE		17,068,505
China - 7.6%
360 Security Technology, Inc. (A Shares) (b)	154,800	181,130
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	48,200	110,722
AAC Technology Holdings, Inc.	260,000	827,486
Accelink Technologies Co. Ltd. (A Shares) (b)	17,000	87,154
ACM Research Shanghai, Inc. (A Shares) (b)	6,261	70,509
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	13,645	265,305
AECC Aero-Engine Control Co. Ltd. (A Shares)	27,900	75,171
AECC Aviation Power Co. Ltd.	58,200	283,649
Agricultural Bank of China Ltd.:
(A Shares)	2,154,700	1,307,896
(H Shares)	10,143,000	4,522,875
Aier Eye Hospital Group Co. Ltd. (A Shares)	207,169	367,960
AIMA Technology Group Co. Ltd.	19,100	92,687
Air China Ltd.:
(A Shares) (b)	281,400	286,161
(H Shares) (b)	744,000	373,010
Airtac International Group	54,043	1,910,036
Akeso, Inc. (a)(b)(d)	186,000	1,138,157
Alibaba Group Holding Ltd.	6,134,412	57,436,896
Alibaba Health Information Technology Ltd. (a)(b)	2,216,000	827,186
Aluminum Corp. of China Ltd.:
(A shares)	648,700	662,334
(H Shares)	936,000	620,768
Amlogic Shanghai Co. Ltd. (A Shares)	8,978	71,380
Angel Yeast Co. Ltd. (A Shares)	19,600	80,475
Anhui Conch Cement Co. Ltd.:
(A Shares)	57,300	181,505
(H Shares)	548,000	1,271,396
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	3,400	127,072
(B Shares)	55,802	914,656
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares) (b)	43,400	93,410
Anhui Kouzi Distillery Co. Ltd. (A Shares)	13,500	77,630
Anhui Yingjia Distillery Co. Ltd. (A Shares)	14,800	144,718
Anjoy Foods Group Co. Ltd. (A Shares)	6,700	85,079
Anker Innovations Technology Co. Ltd. (A Shares) (b)	6,900	81,975
Anta Sports Products Ltd.	484,200	5,481,625
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (b)	19,000	46,553
ASR Microelectronics Co. Ltd. (A Shares)	8,869	49,958
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	7,360	83,746
Autobio Diagnostics Co. Ltd.	12,800	100,516
Autohome, Inc. ADR Class A	25,096	644,967
Avary Holding Shenzhen Co. Ltd. (A Shares)	39,400	130,711
AVIC Capital Co. Ltd. (A Shares)	204,200	83,637
AviChina Industry & Technology Co. Ltd. (H Shares)	871,000	374,593
Avicopter PLC (A Shares)	13,700	78,639
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (b)	105,000	98,281
Baidu, Inc. Class A (b)	848,694	10,995,328
Bank of Beijing Co. Ltd. (A Shares)	471,716	363,136
Bank of Changsha Co. Ltd. (A Shares)	104,200	117,238
Bank of Chengdu Co. Ltd. (A Shares)	77,600	158,320
Bank of China Ltd.:
(A Shares)	990,200	626,532
(H Shares)	29,575,000	13,264,105
Bank of Communications Co. Ltd.:
(A Shares)	730,700	693,095
(H Shares)	3,567,000	2,568,451
Bank of Hangzhou Co. Ltd. (A Shares)	119,780	213,275
Bank of Jiangsu Co. Ltd. (A Shares)	459,730	512,531
Bank of Nanjing Co. Ltd. (A Shares)	211,900	272,572
Bank of Ningbo Co. Ltd. (A Shares)	146,440	462,399
Bank of Shanghai Co. Ltd. (A Shares)	398,120	401,109
Bank of Suzhou Co. Ltd.	79,200	82,465
Baoshan Iron & Steel Co. Ltd. (A Shares)	470,300	450,407
BeiGene Ltd. (b)	257,371	3,053,089
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	96,900	62,614
Beijing Enlight Media Co. Ltd. (A Shares)	63,600	81,968
Beijing Enterprises Holdings Ltd.	187,500	600,291
Beijing Enterprises Water Group Ltd.	1,442,000	363,688
Beijing Kingsoft Office Software, Inc. (A Shares)	10,132	429,168
Beijing New Building Materials PLC (A Shares)	36,100	163,026
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	25,200	50,825
Beijing Roborock Technology Co. Ltd. (A Shares)	3,052	178,316
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	39,300	155,632
Beijing Tongrentang Co. Ltd. (A Shares)	29,200	170,286
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	18,746	176,119
Beijing Yanjing Brewery Co. Ltd. (A Shares)	64,000	87,341
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,123,800	787,713
Beiqi Foton Motor Co. Ltd. (A Shares) (b)	158,600	57,364
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	9,600	76,047
Bilibili, Inc. Class Z (a)(b)	86,611	1,099,802
Bloomage Biotechnology Corp. Ltd. (A Shares)	10,867	92,018
BOC Aviation Ltd. Class A (d)	74,000	588,576
BOC Hong Kong (Holdings) Ltd.	1,404,149	4,303,848
BOC International China Co. Ltd.	54,800	77,447
BOE Technology Group Co. Ltd. (A Shares)	880,300	528,412
Bosideng International Holdings Ltd.	1,368,000	791,891
Brilliance China Automotive Holdings Ltd.	1,134,000	941,657
By-Health Co. Ltd. (A Shares)	33,900	73,947
BYD Co. Ltd.:
(A Shares)	37,500	1,125,889
(H Shares) (a)	396,500	10,869,089
BYD Electronic International Co. Ltd.	289,000	973,579
C&D International Investment Group Ltd.	263,616	522,202
Caitong Securities Co. Ltd.	97,770	103,104
Cambricon Technologies Corp. Ltd. (A Shares) (b)	9,193	212,147
Canmax Technologies Co. Ltd. (A Shares)	15,730	45,753
Cathay Biotech, Inc. (A Shares) (b)	15,847	111,924
CECEP Solar Energy Co. Ltd. (A Shares)	95,100	67,642
CGN Power Co. Ltd.:
(A Shares) (b)	485,500	275,288
(H Shares) (d)	3,810,000	1,277,524
Changchun High & New Technology Industry Group, Inc. (A Shares)	8,700	135,261
Changjiang Securities Co. Ltd. (A Shares)	165,200	128,978
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	6,100	111,437
Chaozhou Three-Circle Group Co. (A Shares)	41,300	158,554
Chengxin Lithium Group Co. Ltd. (A Shares)	18,200	44,979
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)	37,100	91,024
China Baoan Group Co. Ltd. (A Shares)	56,600	81,975
China Cinda Asset Management Co. Ltd. (H Shares)	3,353,000	302,162
China CITIC Bank Corp. Ltd.:
(A Shares)	200,300	189,893
(H Shares)	3,022,000	1,767,972
China Coal Energy Co. Ltd. (H Shares)	791,000	796,805
China Communications Services Corp. Ltd. (H Shares)	828,000	395,823
China Construction Bank Corp.:
(A Shares)	686,542	674,187
(H Shares)	35,507,000	22,972,712
China CSSC Holdings Ltd. (A Shares)	98,000	492,433
China Eastern Airlines Corp. Ltd. (A Shares) (b)	332,700	176,021
China Energy Engineering Corp. Ltd. (A Shares)	648,100	196,525
China Everbright Bank Co. Ltd.:
(A Shares)	324,600	141,149
(H Shares)	2,510,000	760,420
China Feihe Ltd. (d)	1,351,000	738,816
China Film Co. Ltd. (A Shares) (b)	38,800	63,575
China Galaxy Securities Co. Ltd.:
(A Shares)	154,600	264,401
(H Shares)	1,345,500	728,813
China Gas Holdings Ltd.	1,008,600	944,384
China Great Wall Securities Co. Ltd. (A Shares)	160,000	168,689
China Greatwall Technology Group Co. Ltd. (A Shares)	71,700	96,153
China Hongqiao Group Ltd. (a)	878,000	1,211,535
China Huishan Dairy Holdings Co. Ltd. (b)(e)	397,000	1
China International Capital Corp. Ltd.	53,100	243,569
China International Capital Corp. Ltd. (H Shares) (a)(d)	626,800	755,825
China Jushi Co. Ltd. (A Shares)	110,322	181,342
China Life Insurance Co. Ltd.:
(A Shares)	31,100	131,079
(H Shares)	2,942,000	3,874,388
China Literature Ltd. (b)(d)	150,400	537,237
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,234,000	864,458
China Medical System Holdings Ltd.	501,000	447,318
China Mengniu Dairy Co. Ltd.	1,207,000	2,500,274
China Merchants Bank Co. Ltd.:
(A Shares)	345,400	1,629,732
(H Shares)	1,616,751	7,001,918
China Merchants Energy Shipping Co. Ltd. (A Shares)	190,000	223,486
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares) (b)	98,400	150,363
China Merchants Holdings International Co. Ltd.	504,655	666,455
China Merchants Securities Co. Ltd. (A Shares)	156,930	316,099
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	210,800	245,594
China Minmetals Rare Earth Co. Ltd. (A Shares)	22,700	87,676
China Minsheng Banking Corp. Ltd.:
(A Shares)	801,300	436,920
(H Shares)	2,709,800	991,465
China National Building Materials Co. Ltd. (H Shares)	1,431,000	553,708
China National Chemical Engineering Co. Ltd. (A Shares)	123,200	116,997
China National Medicines Corp. Ltd. (A Shares)	17,200	82,426
China National Nuclear Power Co. Ltd. (A Shares)	406,100	517,749
China National Software & Service Co. Ltd. (A Shares)	19,630	81,712
China Northern Rare Earth Group High-Tech Co. Ltd.	79,700	211,810
China Oilfield Services Ltd. (H Shares)	650,000	695,049
China Oriental Group Co. Ltd. (H Shares)	107	14
China Overseas Land and Investment Ltd.	1,473,500	2,709,579
China Overseas Property Holdings Ltd. (a)	490,000	298,036
China Pacific Insurance (Group) Co. Ltd.	101,700	360,475
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,116,200	2,445,682
China Petroleum & Chemical Corp.:
(A Shares)	924,000	808,034
(H Shares)	8,920,000	5,324,366
China Power International Development Ltd.	1,856,248	749,063
China Railway Group Ltd.:
(A Shares)	783,500	707,699
(H Shares)	1,065,000	525,534
China Railway Signal & Communications Corp. (A Shares)	163,929	122,086
China Resource Gas Group Ltd.	340,100	1,068,925
China Resources Beer Holdings Co. Ltd.	623,162	2,840,411
China Resources Land Ltd.	1,218,634	4,382,009
China Resources Microelectronics Ltd. (A Shares)	29,035	145,792
China Resources Mixc Lifestyle Services Ltd. (d)	278,000	978,495
China Resources Pharmaceutical Group Ltd. (d)	576,000	372,477
China Resources Power Holdings Co. Ltd.	708,523	1,761,995
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	21,900	181,227
China Ruyi Holdings Ltd. (a)(b)	2,060,000	515,974
China Shenhua Energy Co. Ltd.:
(A Shares)	135,500	744,282
(H Shares)	1,295,500	5,376,935
China Southern Airlines Ltd.:
(A Shares) (b)	111,700	87,255
(H Shares) (a)(b)	572,000	206,820
China State Construction Engineering Corp. Ltd. (A Shares)	907,460	670,311
China State Construction International Holdings Ltd.	801,250	845,401
China Taiping Insurance Group Ltd.	534,777	488,955
China Three Gorges Renewables Group Co. Ltd. (A Shares)	613,400	396,648
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	63,900	655,645
(H Shares) (d)	17,300	152,347
China Tower Corp. Ltd. (H Shares) (d)	16,578,000	1,940,610
China United Network Communications Ltd. (A Shares)	707,400	456,225
China Vanke Co. Ltd.:
(A Shares)	187,300	190,655
(H Shares) (a)	889,600	521,738
China XD Electric Co. Ltd. (A Shares) (b)	103,000	99,923
China Yangtze Power Co. Ltd. (A Shares)	545,530	1,940,989
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	11,100	71,355
China Zheshang Bank Co. Ltd.	508,950	210,424
Chongqing Brewery Co. Ltd. (A Shares)	10,800	104,665
Chongqing Changan Automobile Co. Ltd. (A Shares)	188,290	380,823
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	232,300	148,749
Chongqing Taiji Industry Group Co. Ltd. (A Shares) (b)	11,700	58,534
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	53,400	257,920
Chow Tai Fook Jewellery Group Ltd.	740,200	1,007,152
CITIC Pacific Ltd.	2,256,000	2,135,084
CITIC Securities Co. Ltd.:
(A Shares)	204,630	533,461
(H Shares)	768,675	1,223,819
Cmoc Group Ltd.:
(A Shares)	463,700	570,165
(H Shares)	1,419,000	1,331,320
CNGR Advanced Material Co. Ltd.	13,100	94,526
CNPC Capital Co. Ltd. (A Shares) (b)	223,000	180,113
Contemporary Amperex Technology Co. Ltd.	101,580	2,841,211
COSCO Shipping Development Co. Ltd. (A Shares)	201,700	68,386
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	80,100	176,265
(H Shares)	472,000	553,544
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	464,620	749,172
(H Shares)	870,650	1,126,476
Cosco Shipping Ports Ltd.	528,344	324,223
Country Garden Holdings Co. Ltd. (a)(b)	4,534,517	288,393
Country Garden Services Holdings Co. Ltd.	801,000	534,380
CRRC Corp. Ltd.:
(A Shares)	1,186,500	1,142,456
(H Shares)	476,000	262,749
CSC Financial Co. Ltd. (A Shares)	95,200	292,246
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	31,920	151,009
CSPC Pharmaceutical Group Ltd.	3,406,640	2,797,302
CSSC Science & Technology Co. Ltd. (b)	38,900	85,263
Daqin Railway Co. Ltd. (A Shares)	374,200	354,746
DaShenLin Pharmaceutical Group Co. Ltd.	24,830	74,483
Datang International Power Generation Co. Ltd. (A Shares)	202,600	84,180
Dong-E-E-Jiao Co. Ltd. (A Shares)	13,300	125,926
Dongfang Electric Corp. Ltd. (A Shares)	61,400	142,670
Dongfeng Motor Group Co. Ltd. (H Shares)	944,000	342,335
Dongxing Securities Co. Ltd. (A Shares)	67,500	81,893
East Buy Holding Ltd. (a)(b)(d)	169,500	358,358
East Money Information Co. Ltd. (A Shares)	348,789	625,666
Eastroc Beverage Group Co. Ltd. (b)	5,400	158,459
Ecovacs Robotics Co. Ltd. Class A	12,700	86,584
Empyrean Technology Co. Ltd. (A Shares) (b)	9,100	98,128
ENN Energy Holdings Ltd.	300,300	2,558,674
ENN Natural Gas Co. Ltd. (A Shares)	60,000	149,490
Eoptolink Technology, Inc. Ltd. (A Shares)	15,300	179,468
ESR Group Ltd. (a)(d)	668,259	732,325
Eve Energy Co. Ltd. (A shares)	45,524	232,181
Everbright Securities Co. Ltd. (A Shares)	86,400	196,718
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (b)	182,839	55,857
Fangda Carbon New Material Co. Ltd. (A Shares) (b)	75,600	52,817
Far East Horizon Ltd.	739,000	548,566
FAW Jiefang Group Co. Ltd. (A Shares) (b)	74,400	92,115
First Capital Securities Co. Ltd. (A Shares)	83,000	65,571
Flat Glass Group Co. Ltd.	112,000	269,783
Flat Glass Group Co. Ltd. (A Shares)	76,900	281,430
Focus Media Information Technology Co. Ltd. (A Shares)	317,140	283,882
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	103,377	558,335
Fosun International Ltd.	932,500	550,167
Founder Securities Co. Ltd. (A Shares)	186,400	230,317
Foxconn Industrial Internet Co. Ltd. (A Shares)	294,896	974,402
Fujian Sunner Development Co. Ltd. A Shares	29,800	64,298
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	90,600	622,947
(H Shares) (d)	178,400	1,068,092
GalaxyCore, Inc. (A Shares)	36,469	83,169
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	62,720	304,093
(H Shares) (d)	102,740	301,283
GCL Technology Holdings Ltd.	8,024,000	1,188,458
GD Power Development Co. Ltd. (A Shares)	411,600	290,873
Geely Automobile Holdings Ltd.	2,257,000	2,716,432
GEM Co. Ltd. (A Shares)	106,200	101,804
Genscript Biotech Corp. (a)(b)	426,000	628,210
GF Securities Co. Ltd.:
(A Shares)	269,600	490,258
(H Shares)	144,000	143,459
Giant Biogene Holding Co. Ltd. (d)	123,200	750,625
Giant Network Group Co. Ltd. (A Shares)	44,900	72,584
Gigadevice Semiconductor Beijing, Inc. (A Shares)	14,384	155,162
Ginlong Technologies Co. Ltd. (A Shares)	8,900	65,534
GoerTek, Inc. (A Shares)	76,300	165,683
Goldwind Science & Technology Co. Ltd. (A Shares)	103,982	109,171
Goneo Group Co. Ltd. (A Shares)	9,300	153,172
GoodWe Technologies Co. Ltd. (A Shares)	3,959	50,629
Gotion High-tech Co. Ltd. (A Shares) (b)	38,500	99,377
Great Wall Motor Co. Ltd.:
(A Shares)	69,400	250,319
(H Shares)	867,500	1,310,916
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	62,200	360,858
Greenland Holdings Corp. Ltd. (A Shares) (b)	263,200	66,665
GRG Banking Equipment Co. Ltd. (A Shares)	43,500	71,288
Guangdong Haid Group Co. Ltd. (A Shares)	36,900	253,906
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (b)	65,100	79,531
Guangdong Investment Ltd.	1,060,000	553,707
Guanghui Energy Co. Ltd. (A Shares)	151,500	154,013
Guangzhou Automobile Group Co. Ltd.	159,600	192,865
Guangzhou Automobile Group Co. Ltd. (H Shares)	992,000	409,819
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (b)	51,700	73,726
Guangzhou Baiyunshan Pharma Health (A Shares)	30,200	133,426
Guangzhou Haige Communications Group (A Shares)	45,300	67,983
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	10,500	55,476
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	14,300	65,845
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	42,420	122,542
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	104,804	83,479
Guolian Securities Co. Ltd. (b)(e)	55,900	80,749
Guosen Securities Co. Ltd. (A Shares)	151,000	186,705
Guotai Junan Securities Co. Ltd.:
(A Shares)	43,000	81,392
(H Shares) (a)(d)	228,600	243,013
Guoyuan Securities Co. Ltd. (A Shares)	91,900	86,233
H World Group Ltd. ADR	79,246	2,909,121
Haidilao International Holding Ltd. (d)	611,000	1,378,543
Haier Smart Home Co. Ltd.	836,200	3,097,305
Haier Smart Home Co. Ltd. (A Shares)	235,229	978,628
Hainan Airlines Co. Ltd. (A Shares) (b)	948,700	178,966
Hainan Airport Infrastructure Co. Ltd. (A Shares) (b)	251,200	121,153
Haitian International Holdings Ltd.	229,000	745,819
Haitong Securities Co. Ltd.:
(A Shares)	188,500	217,346
(H Shares)	1,136,000	542,578
Hanergy Mobile Energy Holding (b)(e)	576,000	1
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	68,700	63,561
Hangzhou Chang Chuan Technology Co. Ltd.	12,700	50,992
Hangzhou First Applied Material Co. Ltd. (A Shares)	39,392	147,296
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	24,100	83,988
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	21,100	79,376
Hangzhou Robam Appliances Co. Ltd. (A Shares)	21,100	68,736
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	58,300	153,608
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	4,600	37,363
(H Shares) (a)(d)	7,800	34,444
Hansoh Pharmaceutical Group Co. Ltd. (d)	438,000	967,847
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	17,200	73,637
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares) (b)	28,200	102,116
Heilongjiang Agriculture Co. Ltd. (A Shares)	32,100	57,921
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	51,300	153,104
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	71,600	266,242
Hengan International Group Co. Ltd.	232,500	780,542
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	34,100	67,607
Hengli Petrochemical Co. Ltd. (A Shares) (b)	157,200	335,633
Hengtong Optic-electric Co. Ltd. (A Shares)	52,300	101,818
Hengyi Petrochemical Co. Ltd. (A Shares) (b)	73,630	76,045
Hesteel Co. Ltd. (A Shares)	237,700	71,720
Hisense Electric Co. Ltd.	26,900	103,425
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	11,600	192,390
HLA Group Corp. Ltd. (A Shares) (b)	113,400	142,413
Hongfa Technology Co. Ltd. (A Shares)	18,620	73,227
Hoshine Silicon Industry Co. Ltd. (A Shares)	17,400	115,890
Hoymiles Power Electronics, Inc. (A Shares)	1,914	59,764
Hua Hong Semiconductor Ltd. (a)(d)	217,000	427,643
Huadian Power International Corp. Ltd.:
(A Shares)	21,700	20,228
(H Shares)	238,000	129,958
Huadong Medicine Co. Ltd. (A Shares)	38,660	175,618
Huafon Chemical Co. Ltd. (A Shares)	94,500	105,967
Huagong Tech Co. Ltd. (A Shares) (b)	22,800	104,328
Huaibei Mining Holdings Co. Ltd. (A Shares)	55,500	147,643
Hualan Biological Engineer, Inc. (A Shares)	41,350	111,008
Huaneng Power International, Inc.:
(A Shares) (b)	309,900	399,906
(H Shares) (b)	1,450,000	922,927
Huatai Securities Co. Ltd.:
(A Shares)	66,400	125,576
(H Shares) (d)	650,600	769,413
Huaxia Bank Co. Ltd. (A Shares)	286,000	264,703
Huayu Automotive Systems Co. Ltd. (A Shares)	67,031	152,198
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	18,900	107,191
Huizhou Desay SV Automotive Co. Ltd.	12,400	214,167
Humanwell Healthcare Group Co. Ltd. (A Shares)	38,100	106,240
Hunan Valin Steel Co. Ltd. (A Shares)	139,500	100,377
Hundsun Technologies, Inc. (A Shares)	41,777	118,029
Hwatsing Technology Co. Ltd. (A Shares)	3,716	87,142
Hygeia Healthcare Holdings Co. (a)(d)	129,400	534,090
Hygon Information Technology Co. Ltd. (A Shares)	43,142	463,955
IEIT Systems Co. Ltd. (A Shares)	32,012	178,522
iFlytek Co. Ltd. (A Shares)	50,300	310,960
IMEIK Technology Development Co. Ltd. (A Shares)	6,720	198,784
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,760,800	1,318,944
(H Shares)	23,953,000	12,844,283
Industrial Bank Co. Ltd. (A Shares)	482,400	1,120,511
Industrial Securities Co. Ltd. (A Shares)	186,940	143,628
Ingenic Semiconductor Co. Ltd. (A Shares)	9,900	86,235
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	141,700	558,425
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)	978,800	215,525
Inner Mongolia Dian Tou Energy Corp. Ltd.	46,800	136,014
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	164,900	95,700
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	407,700	792,374
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	78,600	77,734
Innovent Biologics, Inc. (b)(d)	463,000	2,241,367
iQIYI, Inc. ADR (b)	162,192	786,631
iRay Technology Co. Ltd. (A Shares)	2,161	59,205
iSoftStone Information Technology Group Co. Ltd. (A Shares)	21,450	123,493
JA Solar Technology Co. Ltd. (A Shares)	72,996	143,155
Jason Furniture Hangzhou Co. Ltd. (A Shares)	18,020	82,953
JCET Group Co. Ltd. (A Shares)	37,800	133,267
JD Health International, Inc. (b)(d)	426,450	1,454,547
JD Logistics, Inc. (b)(d)	727,400	787,283
JD.com, Inc. Class A	884,217	12,740,128
Jiangsu Eastern Shenghong Co. Ltd.	139,600	190,779
Jiangsu Expressway Co. Ltd. (H Shares)	456,000	447,207
Jiangsu Hengli Hydraulic Co. Ltd.	28,772	202,554
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	141,048	895,697
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	27,900	220,640
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares) (b)	20,700	71,357
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	8,000	86,347
Jiangsu Phoenix Publishing & Media Corp. Ltd. (b)	53,500	75,152
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	33,500	438,532
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	7,800	69,234
Jiangsu Yoke Technology Co. Ltd. (A Shares)	10,300	90,610
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	21,300	113,586
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	73,400	136,953
Jiangxi Copper Co. Ltd.:
(A Shares)	70,300	252,069
(H Shares)	407,000	828,909
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (b)	35,600	47,650
Jinduicheng Molybdenum Co. Ltd. (A Shares)	71,500	111,859
Jinko Solar Co. Ltd. (A Shares)	220,168	228,842
JiuGui Liquor Co. Ltd. (A Shares)	7,300	51,316
Jizhong Energy Resources Co. Ltd. (A Shares)	84,300	87,183
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	39,200	65,675
Jointown Pharmaceutical Group (A Shares)	87,403	98,897
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares) (b)	18,500	75,230
Juneyao Airlines Co. Ltd. (A shares) (b)	42,800	72,565
Kangmei Pharmaceutical Co. Ltd. rights (b)(e)	2,866	0
Kanzhun Ltd. ADR	81,694	1,616,724
KE Holdings, Inc. ADR	249,722	3,775,797
Keda Industrial Group Co. Ltd.	40,500	56,425
Kingboard Chemical Holdings Ltd.	249,000	547,246
Kingdee International Software Group Co. Ltd. (b)	1,130,000	1,192,179
Kingnet Network Co. Ltd. (A Shares)	46,000	74,539
Kingsoft Corp. Ltd.	347,200	1,128,047
Kuaishou Technology Class B (b)(d)	881,600	6,180,641
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)	45,500	122,591
Kunlun Energy Co. Ltd.	1,448,000	1,403,661
Kunlun Tech Co. Ltd. (A Shares) (b)	26,500	144,650
Kweichow Moutai Co. Ltd. (A Shares)	28,600	6,705,733
Lb Group Co. Ltd. (A Shares)	48,600	140,508
Lenovo Group Ltd.	3,070,000	3,453,012
Lens Technology Co. Ltd. (A Shares)	106,900	210,137
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	37,400	75,574
Li Auto, Inc. Class A (b)	432,164	5,662,169
Li Ning Co. Ltd.	885,500	2,318,123
Liaoning Port Co. Ltd. (A Shares)	390,600	77,609
Lingyi iTech Guangdong Co. (A Shares)	150,800	107,843
Livzon Pharmaceutical Group, Inc. (A Shares)	14,900	82,413
Longfor Properties Co. Ltd. (a)(d)	733,508	1,086,432
LONGi Green Energy Technology Co. Ltd.	167,968	420,605
Luxshare Precision Industry Co. Ltd. (A Shares)	157,047	629,524
Luzhou Laojiao Co. Ltd. (A Shares)	32,700	837,022
Mango Excellent Media Co. Ltd. (A Shares)	41,100	132,330
Maxscend Microelectronics Co. Ltd. (A Shares)	11,952	148,921
Meihua Holdings Group Co. Ltd. (A Shares)	69,600	106,588
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)	86,164	52,555
Meituan Class B (b)(d)	1,908,910	26,065,271
Metallurgical Corp. China Ltd. (H Shares)	920,000	179,089
MGI Tech Co. Ltd. (A Shares)	11,647	93,696
Midea Group Co. Ltd. (A Shares)	84,200	809,816
Ming Yang Smart Energy Group Ltd. (A Shares)	47,800	64,379
MINISO Group Holding Ltd.	138,620	781,962
Montage Technology Co. Ltd. (A Shares)	24,805	172,276
Muyuan Foodstuff Co. Ltd. (A Shares)	119,040	715,810
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	35,293	66,605
Nanjing Securities Co. Ltd. (A Shares)	88,600	100,047
NARI Technology Co. Ltd. (A Shares)	206,605	668,240
National Silicon Industry Group Co. Ltd. (A Shares) (b)	61,329	111,926
NAURA Technology Group Co. Ltd.	11,600	507,962
NetEase, Inc.	727,195	13,631,009
New China Life Insurance Co. Ltd.	21,900	94,707
New China Life Insurance Co. Ltd. (H Shares)	359,900	690,202
New Hope Liuhe Co. Ltd. (A Shares) (b)	103,800	127,619
New Oriental Education & Technology Group, Inc. (b)	562,710	4,471,274
Ninestar Corp. (A Shares)	31,300	108,899
Ningbo Deye Technology Co. Ltd. (A Shares)	9,100	117,102
Ningbo Joyson Electronic Corp. (A shares)	29,500	71,302
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	15,800	96,055
Ningbo Sanxing Medical Electric Co. Ltd. (b)	41,400	191,134
Ningbo Shanshan Co. Ltd. (A Shares)	44,500	72,550
Ningbo Tuopu Group Co. Ltd. (A Shares)	24,700	212,545
Ningxia Baofeng Energy Group Co. Ltd.	159,200	363,918
NIO, Inc. sponsored ADR (a)(b)	514,776	2,429,743
Nongfu Spring Co. Ltd. (H Shares) (d)	765,400	4,496,664
Offcn Education Technology Co. A Shares (b)	141,800	51,770
Offshore Oil Enginering Co. Ltd. (A Shares)	106,500	93,331
OFILM Group Co. Ltd. (A Shares) (b)	74,900	90,297
Oppein Home Group, Inc. (A Shares)	11,260	96,691
Orient Securities Co. Ltd. (A Shares)	168,708	193,833
Oriental Pearl Group Co. Ltd. (b)	66,500	63,205
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	191,700	81,987
PDD Holdings, Inc. ADR (b)	225,293	28,202,178
People's Insurance Co. of China Group Ltd.:
(A Shares)	140,700	101,532
(H Shares)	3,602,000	1,182,268
People.cn Co. Ltd. (A Shares) (b)	24,000	81,789
Perfect World Co. Ltd. (A Shares)	42,950	59,135
PetroChina Co. Ltd.:
(A Shares)	525,000	740,694
(H Shares)	7,896,000	7,357,031
Pharmaron Beijing Co. Ltd. (H Shares) (d)	59,300	72,691
PICC Property & Casualty Co. Ltd. (H Shares)	2,622,933	3,258,688
Ping An Bank Co. Ltd. (A Shares)	423,600	629,613
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	253,892	1,443,264
(H Shares)	2,516,000	11,402,722
Piotech, Inc. (A Shares)	3,993	99,303
Poly Developments & Holdings (A Shares)	265,700	326,008
Pop Mart International Group Ltd. (d)	174,800	748,045
Postal Savings Bank of China Co. Ltd.	436,700	289,006
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	3,301,000	1,710,422
Power Construction Corp. of China Ltd. (A Shares)	360,700	252,390
Prosus NV	551,542	18,454,568
Qi An Xin Technology Group, Inc. (A Shares) (b)	15,199	64,609
Qifu Technology, Inc. ADR	47,575	870,147
Qinghai Salt Lake Potash Co. Ltd. Class A (b)	116,300	265,681
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	34,200	147,212
Risen Energy Co. Ltd. (A Shares)	25,500	45,552
Rockchip Electronics Co. Ltd.	7,900	62,484
Rongsheng Petrochemical Co. Ltd. (A Shares)	226,550	349,923
SAIC Motor Corp. Ltd. (A Shares)	164,000	335,812
Sailun Group Co. Ltd. A Shares	72,900	166,616
Sanan Optoelectronics Co. Ltd. (A Shares)	110,600	190,585
Sangfor Technologies, Inc. (b)	9,300	70,059
Sany Heavy Equipment International Holdings Co. Ltd. (a)	401,000	281,775
Sany Heavy Industry Co. Ltd. (A Shares)	185,300	416,384
Satellite Chemical Co. Ltd. (A Shares) (b)	76,099	202,122
SDIC Capital Co. Ltd.	140,200	123,540
SDIC Power Holdings Co. Ltd. (A Shares)	167,600	368,057
Seazen Holdings Co. Ltd. (A Shares) (b)	51,700	70,036
Seres Group Co. Ltd. (A Shares) (b)	34,200	426,278
SF Holding Co. Ltd. (A Shares)	107,800	537,730
SG Micro Corp. (A Shares)	9,847	104,002
Shaanxi Coal Industry Co. Ltd. (A Shares)	216,000	731,549
Shan Xi Hua Yang Group New Energy Co. Ltd.	82,650	107,724
Shandong Gold Mining Co. Ltd.:
(A Shares)	95,832	378,935
(H Shares) (d)	276,500	597,462
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares) (b)	15,100	82,856
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	44,320	181,920
Shandong Linglong Tyre Co. Ltd. (A Shares)	33,300	102,610
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	237,000	116,783
Shandong Sun Paper Industry JSC Ltd. (A Shares)	56,000	120,231
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	899,600	610,062
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	40,880	67,383
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	24,180	67,888
Shanghai Baosight Software Co. Ltd.	328,176	701,076
Shanghai Baosight Software Co. Ltd. (A Shares)	20,352	114,980
Shanghai Construction Group Co. Ltd. (A Shares)	168,300	55,626
Shanghai Electric Group Co. Ltd. (A Shares) (b)	265,500	157,587
Shanghai Electric Power Co. Ltd. (A Shares)	68,200	86,332
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	37,800	123,401
(H Shares)	199,500	313,188
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	3,050	136,263
Shanghai International Airport Co. Ltd. (A Shares) (b)	27,600	143,168
Shanghai International Port Group Co. Ltd. (A Shares)	205,500	159,177
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	19,600	77,967
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (b)	17,430	72,244
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	56,280	81,957
Shanghai M&G Stationery, Inc. (A Shares)	20,300	98,887
Shanghai Moons' Electric Co. Ltd. (A Shares) (b)	9,000	69,384
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	112,000	276,867
(H Shares)	193,300	274,691
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	623,200	660,667
Shanghai Putailai New Energy Technology Co. Ltd.	42,380	107,801
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	153,600	151,907
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	312,600	291,589
Shanghai United Imaging Healthcare Co. Ltd. (A Shares) (b)	18,747	342,535
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	65,400	53,448
Shanghai Zhangjiang High Ltd. (A Shares) (b)	35,100	88,984
Shanxi Coal International Energy Group Co. Ltd. (A Shares) (b)	45,200	89,251
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	67,600	197,110
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)	90,100	75,326
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	116,400	61,949
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	27,120	976,778
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	126,970	183,723
Shede Spirits Co. Ltd. (A Shares)	7,600	76,228
Shenergy Co. Ltd. (A Shares)	114,200	133,940
Shengyi Technology Co. Ltd.	44,800	119,465
Shennan Circuits Co. Ltd. (A Shares)	10,700	137,248
Shenwan Hongyuan Group Co. Ltd. (A Shares)	549,400	355,540
Shenzhen Capchem Technology Co. Ltd. (A Shares)	15,700	72,765
Shenzhen Energy Group Co. Ltd. (A Shares)	107,820	107,512
Shenzhen Goodix Technology Co. Ltd. (A Shares) (b)	10,600	89,459
Shenzhen Inovance Technology Co. Ltd. (A Shares)	30,650	251,359
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	35,600	67,556
Shenzhen Kangtai Biological Products Co. Ltd.	24,060	66,990
Shenzhen Kedali Industry Co. Ltd.	5,400	70,951
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	26,800	1,125,327
Shenzhen New Industries Biomedical Engineering Co. Ltd.	16,900	164,722
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (b)	182,400	66,281
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	23,200	101,921
Shenzhen SC New Energy Technology Corp. (A Shares)	7,800	73,755
Shenzhen Sed Industry Co. Ltd. (A Shares)	24,300	58,723
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	17,514	346,864
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	18,100	66,718
Shenzhou International Group Holdings Ltd.	314,500	3,091,287
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	38,060	98,754
Sichuan Changhong Electric Co. Ltd. (A Shares)	106,500	81,530
Sichuan Chuantou Energy Co. Ltd. (A Shares)	138,836	318,584
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	172,200	49,855
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	33,000	154,529
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	156,940	157,034
Sichuan Swellfun Co. Ltd. (A Shares)	11,000	68,213
Sieyuan Electric Co. Ltd. (A Shares)	16,900	151,641
Silergy Corp.	124,000	1,643,932
Sinolink Securities Co. Ltd. (A Shares)	92,300	111,113
Sinoma International Engineering Co. Ltd. (A Shares)	60,700	106,171
Sinoma Science & Technology Co. Ltd. (A Shares)	36,000	76,995
Sinomine Resource Group Co. Ltd. (A Shares)	13,916	68,060
Sinopharm Group Co. Ltd. (H Shares)	491,600	1,241,468
Sinotruk Hong Kong Ltd.	248,500	618,445
SITC International Holdings Co. Ltd.	492,000	1,066,949
SKSHU Paint Co. Ltd. (A Shares)	11,424	53,471
Smoore International Holdings Ltd. (a)(d)	668,000	581,771
Songcheng Performance Development Co. Ltd. (A Shares)	60,860	91,042
Soochow Securities Co. Ltd. (A Shares)	96,649	91,004
Southwest Securities Co. Ltd. (A Shares)	132,600	72,431
Spring Airlines Co. Ltd. (A Shares) (b)	21,600	168,960
StarPower Semiconductor Ltd. (A Shares)	3,500	66,973
Sungrow Power Supply Co. Ltd. (A Shares)	33,100	470,082
Sunny Optical Technology Group Co. Ltd.	264,000	1,277,158
Sunresin New Materials Co. Ltd. (A Shares)	11,550	74,292
Sunwoda Electronic Co. Ltd. (A Shares)	36,300	75,997
SUPCON Technology Co. Ltd. (A Shares)	14,517	95,159
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	38,200	80,756
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	6,176	97,504
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	8,500	186,234
TAL Education Group ADR (b)	166,261	2,001,782
TBEA Co. Ltd. (A Shares)	102,700	199,983
TCL Technology Group Corp. (A Shares)	403,260	265,110
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	88,500	127,020
Tencent Holdings Ltd.	2,494,100	109,449,090
Tencent Music Entertainment Group ADR (b)	285,337	3,580,979
Thunder Software Technology Co. Ltd. (A Shares)	10,300	69,023
Tianfeng Securities Co. Ltd. (A Shares) (b)	220,200	88,360
Tianjin 712 Communication & Broadcasting Co. Ltd.	16,700	50,914
Tianma Microelectronics Co. Ltd. (A Shares) (b)	49,300	55,062
Tianqi Lithium Corp. (A Shares)	32,800	177,889
Tianshan Aluminum Group Co. Ltd.	86,000	89,465
Tianshui Huatian Technology Co. Ltd. (A Shares)	63,000	70,891
Tingyi (Cayman Islands) Holding Corp.	712,000	785,832
Tongcheng Travel Holdings Ltd.	458,800	1,207,506
TongFu Microelectronics Co. Ltd. (A Shares)	34,800	99,110
Tongkun Group Co. Ltd. (A Shares) (b)	49,100	93,153
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	388,400	215,364
Tongwei Co. Ltd. (A Shares)	100,200	299,471
Topchoice Medical Corp. (b)	7,100	59,453
Topsports International Holdings Ltd. (d)	691,000	479,882
TravelSky Technology Ltd. (H Shares)	351,000	455,960
Trina Solar Co. Ltd. (A Shares)	48,382	141,578
Trip.com Group Ltd. (a)(b)	207,005	10,082,667
Tsinghua Tongfang Co. Ltd. (A Shares) (b)	80,700	67,332
Tsingtao Brewery Co. Ltd.:
(A Shares) (b)	32,300	364,569
(H Shares)	216,000	1,556,583
Unigroup Guoxin Microelectronics Co. Ltd. (b)	18,479	148,032
Unisplendour Corp. Ltd. (A Shares) (b)	62,220	178,082
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	42,000	85,482
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (b)	11,098	50,199
Vipshop Holdings Ltd. ADR	129,182	1,942,897
Walvax Biotechnology Co. Ltd. (A Shares)	35,200	71,295
Wanda Film Holding Co. Ltd. (A Shares) (b)	49,900	100,530
Wanhua Chemical Group Co. Ltd. (A Shares)	69,200	847,792
Want Want China Holdings Ltd.	1,797,000	1,024,922
Weichai Power Co. Ltd.:
(A Shares)	150,200	360,350
(H Shares)	722,600	1,476,534
Weihai Guangwei Composites Co. Ltd. (A Shares)	17,920	64,256
Wens Foodstuffs Group Co. Ltd. (A Shares)	149,200	392,035
Western Mining Co. Ltd. (A Shares)	57,100	157,452
Western Securities Co. Ltd. (A Shares)	93,900	95,669
Western Superconducting Technologies Co. Ltd. (A Shares)	13,872	75,736
Wharf Holdings Ltd. (a)	397,000	1,277,291
Will Semiconductor Ltd.	25,650	358,427
Wilmar International Ltd.	706,793	1,661,369
Wingtech Technology Co. Ltd. (A Shares) (b)	26,800	115,861
Wintime Energy Group Co. Ltd. (A Shares) (b)	564,400	105,044
Wuchan Zhongda Group Co. Ltd.	106,200	69,064
Wuhan Guide Infrared Co. Ltd. (A Shares)	83,044	80,161
Wuliangye Yibin Co. Ltd. (A Shares)	91,600	1,894,394
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	42,530	193,425
WuXi AppTec Co. Ltd.	46,848	281,518
WuXi AppTec Co. Ltd. (H Shares) (d)	143,000	643,656
Wuxi Biologics (Cayman), Inc. (b)(d)	1,442,000	2,498,030
XCMG Construction Machinery Co. Ltd. (A Shares)	255,400	247,171
Xiamen C&D, Inc. (A Shares)	65,100	89,244
Xiamen Faratronic Co. Ltd. (A Shares)	4,800	65,170
Xiamen Tungsten Co. Ltd. (A Shares)	32,200	84,909
Xiaomi Corp. Class B (b)(d)	5,772,600	12,583,849
Xinjiang Daqo New Energy Co. Ltd. (A Shares) (b)	39,264	132,331
Xinyi Solar Holdings Ltd.	1,819,446	1,251,899
XPeng, Inc. Class A (a)(b)	439,326	1,781,098
Yadea Group Holdings Ltd. (d)	442,000	850,263
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	11,600	60,604
Yankuang Energy Group Co. Ltd.:
(A Shares)	133,450	425,132
(H Shares)	773,000	1,676,924
Yantai Jereh Oilfield Services (A Shares)	24,000	105,271
Yealink Network Technology Corp. Ltd.	27,160	132,136
Yifeng Pharmacy Chain Co. Ltd.	21,719	131,375
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	32,600	140,970
Yintai Gold Co. Ltd. (A Shares)	59,540	151,048
Yonghui Superstores Co. Ltd. (A Shares) (b)	202,500	67,774
YongXing Special Materials Technology Co. Ltd. (A Shares)	11,830	77,251
Yonyou Network Technology Co. Ltd. (A Shares)	77,030	123,237
Youngor Fashion Co. Ltd. (A Shares)	112,893	121,670
YTO Express Group Co. Ltd. (A Shares)	74,000	161,885
Yuexiu Property Co. Ltd.	593,920	354,463
Yum China Holdings, Inc.	153,940	5,620,349
Yunda Holding Co. Ltd. (A Shares)	64,620	69,816
Yunnan Aluminium Co. Ltd. (A Shares)	75,600	149,182
Yunnan Baiyao Group Co. Ltd. (A Shares)	38,080	300,454
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	9,500	74,743
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares) (b)	102,400	80,729
Yunnan Energy New Material Co. Ltd.	21,000	120,389
Yunnan Tin Co. Ltd. (A Shares)	39,200	88,892
Yunnan Yuntianhua Co. Ltd. (Series A)	41,500	115,701
Yutong Bus Co. Ltd. (b)	44,500	157,110
Zai Lab Ltd. (a)(b)	339,110	545,055
Zangge Mining Co. Ltd. (Series A)	30,700	121,656
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	13,198	432,038
Zhaojin Mining Industry Co. Ltd. (H Shares)	477,500	768,981
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (b)	167,966	108,250
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	125,300	151,248
Zhejiang Chint Electric Co. Ltd. (A Shares)	46,900	133,412
Zhejiang Dahua Technology Co. Ltd. (A Shares)	74,700	184,449
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	11,000	99,388
Zhejiang Expressway Co. Ltd. (H Shares)	660,880	432,104
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	33,860	78,266
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	34,110	133,420
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	28,400	132,534
Zhejiang Juhua Co. Ltd. (A Shares)	57,500	187,583
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(d)	188,100	646,320
Zhejiang Longsheng Group Co. Ltd. (A Shares)	77,500	97,735
Zhejiang NHU Co. Ltd. (A Shares)	65,380	172,986
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	40,500	122,262
Zhejiang Supor Cookware Co. Ltd.	9,700	78,698
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	35,600	107,965
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	33,200	80,377
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (b)	252,300	216,755
Zheshang Securities Co. Ltd.	76,900	119,487
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(d)	262,600	441,673
Zhongji Innolight Co. Ltd. (A Shares)	17,700	446,165
Zhongjin Gold Co. Ltd. (A Shares)	107,400	193,356
Zhongsheng Group Holdings Ltd. Class H	302,000	550,783
Zhongtai Securities Co. Ltd. (A Shares)	132,800	121,767
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	27,044	177,699
(H Shares)	166,900	598,172
Zijin Mining Group Co. Ltd.:
(A Shares)	162,500	391,235
(H Shares)	2,416,000	5,270,435
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	197,900	231,958
ZTE Corp.:
(A Shares)	28,500	111,997
(H Shares)	414,280	892,919
ZTO Express, Inc. sponsored ADR	163,273	3,427,100
TOTAL CHINA		746,316,451
Colombia - 0.0%
Bancolombia SA	101,022	870,391
Interconexion Electrica SA ESP	163,149	752,739
TOTAL COLOMBIA		1,623,130
Czech Republic - 0.0%
CEZ A/S	61,158	2,257,500
Komercni Banka A/S	30,184	1,113,529
MONETA Money Bank A/S (d)	117,594	474,483
TOTAL CZECH REPUBLIC		3,845,512
Denmark - 2.3%
A.P. Moller - Maersk A/S:
Series A	889	1,266,929
Series B	1,811	2,640,486
Carlsberg A/S Series B	36,964	4,972,134
Coloplast A/S Series B	47,723	5,753,732
Danske Bank A/S	258,771	7,479,252
Demant A/S (b)	37,096	1,785,559
DSV A/S	66,149	9,444,043
Genmab A/S (b)	24,876	6,906,327
Novo Nordisk A/S Series B	1,229,379	157,658,403
Novonesis (NOVOZYMES) B Series B	140,914	7,835,164
ORSTED A/S (b)(d)	71,068	3,922,066
Pandora A/S	31,745	4,857,886
Rockwool International A/S Series B	3,360	1,103,830
Svitzer A/S	5,400	181,458
Tryg A/S	131,318	2,602,347
Vestas Wind Systems A/S (b)	379,366	10,226,581
TOTAL DENMARK		228,636,197
Egypt - 0.0%
Commercial International Bank SAE	941,512	1,414,728
Eastern Co. SAE	374,340	172,110
EFG Holding SAE	342,651	105,982
TOTAL EGYPT		1,692,820
Finland - 0.6%
Elisa Corp. (A Shares)	53,284	2,406,513
Fortum Corp.	169,462	2,238,921
Kesko Oyj	103,735	1,774,617
Kone OYJ (B Shares)	127,613	6,237,438
Metso Corp.	251,356	2,863,538
Neste OYJ	159,098	3,623,306
Nokia Corp.	2,017,454	7,334,155
Nordea Bank Abp (Helsinki Stock Exchange)	1,198,509	14,044,436
Orion Oyj (B Shares)	41,148	1,571,651
Sampo Oyj (A Shares)	169,436	6,856,774
Stora Enso Oyj (R Shares)	219,392	2,938,396
UPM-Kymmene Corp.	200,548	7,045,697
Wartsila Corp.	178,613	3,309,090
TOTAL FINLAND		62,244,532
France - 6.4%
Accor SA	72,148	3,180,719
Adevinta ASA Class B (b)	129,182	1,318,741
Aeroports de Paris SA	12,894	1,644,377
Air Liquide SA	133,712	26,151,208
Air Liquide SA	55,300	10,815,498
Airbus Group NV	223,410	36,763,850
Alstom SA	105,755	1,667,552
Amundi SA (d)	22,605	1,586,157
Arkema SA	22,319	2,311,618
AXA SA	683,813	23,673,584
bioMerieux SA	15,267	1,629,294
BNP Paribas SA	389,589	28,035,547
Bollore SA	280,289	1,824,659
Bouygues SA	72,015	2,659,931
Bureau Veritas SA	119,683	3,502,239
Capgemini SA	58,732	12,344,355
Carrefour SA	217,185	3,653,752
Compagnie de St.-Gobain	171,109	13,531,746
Compagnie Generale des Etablissements Michelin SCA Series B	254,534	9,778,852
Covivio	18,907	945,520
Covivio rights (b)(c)	18,907	66,586
Credit Agricole SA	398,254	6,162,277
Danone SA	241,699	15,127,293
Dassault Aviation SA	7,572	1,625,865
Dassault Systemes SA	250,861	9,846,777
Edenred SA	93,920	4,456,289
Eiffage SA	27,471	2,940,500
Engie SA	485,706	8,432,156
Engie SA	202,100	3,508,581
EssilorLuxottica SA	111,301	23,851,110
Eurazeo SA	16,095	1,456,574
Gecina SA	17,102	1,752,120
Getlink SE	135,819	2,319,137
Hermes International SCA	11,931	28,661,450
Ipsen SA	13,870	1,688,916
Kering SA	27,958	9,846,137
Klepierre SA	82,140	2,214,287
L'Oreal SA	4,395	2,062,110
L'Oreal SA	25,300	11,870,620
L'Oreal SA	61,002	28,621,802
La Francaise des Jeux SAEM (d)	40,571	1,535,325
Legrand SA	99,994	10,276,042
LVMH Moet Hennessy Louis Vuitton SE	104,028	85,452,379
Orange SA	700,494	7,796,697
Pernod Ricard SA	76,818	11,641,184
Publicis Groupe SA	86,057	9,496,112
Remy Cointreau SA	8,559	811,990
Renault SA	71,673	3,575,116
Rexel SA	87,246	2,274,651
Safran SA	128,800	27,927,964
Sartorius Stedim Biotech	10,958	2,373,959
SEB SA	9,270	1,100,095
Societe Generale Series A	273,504	7,369,579
Sodexo SA	2,224	194,030
Sodexo SA	31,076	2,711,182
Teleperformance	21,710	1,980,479
Thales SA	35,825	6,038,814
TotalEnergies SE	818,229	59,402,379
Unibail-Rodamco-Westfield NV	44,847	3,756,109
Veolia Environnement SA	260,102	8,085,969
VINCI SA	188,834	22,126,824
Vivendi SA	247,982	2,531,607
Worldline SA (b)(d)	91,110	953,268
TOTAL FRANCE		632,941,540
Germany - 5.1%
adidas AG	60,887	14,711,157
Allianz SE	147,591	41,884,095
BASF AG	337,077	17,682,458
Bayer AG	368,944	10,768,708
Bayerische Motoren Werke AG (BMW)	119,985	13,118,517
Bechtle AG	30,014	1,451,002
Beiersdorf AG	38,051	5,707,458
Brenntag SE	50,656	4,046,938
Carl Zeiss Meditec AG	15,293	1,617,380
Commerzbank AG	396,122	5,901,470
Continental AG	40,978	2,660,638
Covestro AG (b)(d)	71,685	3,594,075
Daimler Truck Holding AG	200,682	9,061,441
Deutsche Bank AG	726,786	11,642,147
Deutsche Borse AG	71,722	13,827,427
Deutsche Lufthansa AG	230,512	1,651,660
Deutsche Telekom AG	1,220,798	27,963,069
DHL Group	373,960	15,657,680
E.ON SE	845,330	11,186,489
Evonik Industries AG	86,917	1,812,952
Fresenius Medical Care AG & Co. KGaA	76,427	3,217,784
Fresenius SE & Co. KGaA	159,213	4,752,442
GEA Group AG	60,965	2,465,844
Hannover Reuck SE	22,657	5,619,328
HeidelbergCement AG	49,308	4,980,099
Henkel AG & Co. KGaA	38,395	2,760,927
Infineon Technologies AG	492,991	17,108,279
Knorr-Bremse AG	27,575	2,046,218
LEG Immobilien AG	27,431	2,339,607
Mercedes-Benz Group AG (Germany)	302,509	22,882,044
Merck KGaA	48,580	7,722,250
MTU Aero Engines AG	20,248	4,896,524
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	51,423	22,620,970
Nemetschek SE	21,959	1,957,965
Puma AG	39,995	1,846,609
Rational AG	1,875	1,608,804
Rheinmetall AG	16,408	9,056,491
RWE AG	237,629	8,277,930
SAP SE	393,429	71,040,314
Scout24 AG (d)	28,438	2,097,118
Siemens AG	286,399	53,652,147
Siemens Energy AG (b)	194,094	3,997,746
Siemens Healthineers AG (d)	105,980	5,877,380
Symrise AG	50,040	5,377,651
Talanx AG	24,379	1,839,421
Volkswagen AG	10,819	1,527,351
Vonovia SE	275,404	7,958,081
Zalando SE (b)(d)	85,270	2,231,112
TOTAL GERMANY		497,705,197
Greece - 0.1%
Alpha Bank SA (b)	832,869	1,415,474
Eurobank Ergasias Services and Holdings SA (b)	966,298	2,072,779
Ff Group (b)(e)	5,453	0
Hellenic Telecommunications Organization SA	71,705	1,092,757
Jumbo SA	44,640	1,390,130
Motor Oil (HELLAS) Corinth Refineries SA	23,651	685,528
Mytilineos SA	37,183	1,515,841
National Bank of Greece SA (b)	298,095	2,405,040
OPAP SA	69,191	1,152,652
Piraeus Financial Holdings SA (b)	400,506	1,604,408
Public Power Corp. of Greece (b)	77,397	928,402
TOTAL GREECE		14,263,011
Hong Kong - 1.1%
AIA Group Ltd.	4,289,695	31,419,262
CK Asset Holdings Ltd.	737,471	3,145,739
CK Infrastructure Holdings Ltd.	240,136	1,356,562
CLP Holdings Ltd.	619,108	4,869,942
Futu Holdings Ltd. ADR (b)	20,212	1,299,834
Hang Lung Properties Ltd.	669,998	739,485
Hang Seng Bank Ltd.	291,050	3,837,954
Henderson Land Development Co. Ltd. (a)	540,059	1,628,183
HKT Trust/HKT Ltd. unit	1,444,557	1,594,759
Hong Kong & China Gas Co. Ltd.	4,247,468	3,229,572
Hong Kong Exchanges and Clearing Ltd. (a)	453,102	14,397,056
Hongkong Land Holdings Ltd.	408,667	1,305,765
Jardine Matheson Holdings Ltd.	59,519	2,277,742
Jinmao Property Services Co. Ltd.	316	98
Link (REIT)	966,350	4,140,612
MTR Corp. Ltd.	584,818	1,921,968
Orient Overseas International Ltd. (a)	48,500	707,374
Power Assets Holdings Ltd.	514,354	2,950,414
Prudential PLC	1,034,258	8,995,304
Sino Biopharmaceutical Ltd.	3,856,250	1,317,676
Sino Land Ltd.	1,416,952	1,515,005
Sun Hung Kai Properties Ltd.	544,062	5,018,950
Swire Pacific Ltd. (A Shares)	158,004	1,338,090
Swire Properties Ltd.	454,355	939,682
Techtronic Industries Co. Ltd.	517,347	7,149,375
WH Group Ltd. (d)	3,075,946	2,235,721
Wharf Real Estate Investment Co. Ltd.	632,654	1,962,817
TOTAL HONG KONG		111,294,941
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	169,261	1,389,059
OTP Bank PLC	84,729	4,204,368
Richter Gedeon PLC	53,700	1,367,472
TOTAL HUNGARY		6,960,899
India - 5.0%
ABB India Ltd.	19,618	1,535,712
Adani Enterprises Ltd.	64,363	2,351,169
Adani Green Energy Ltd. (b)	119,193	2,560,568
Adani Ports & Special Economic Zone Ltd.	198,551	3,144,557
Adani Power Ltd. (b)	290,834	2,126,794
Ambuja Cements Ltd.	219,608	1,627,599
APL Apollo Tubes Ltd.	61,649	1,147,848
Apollo Hospitals Enterprise Ltd.	37,459	2,663,515
Ashok Leyland Ltd.	550,451	1,267,285
Asian Paints Ltd.	144,225	4,959,630
Astral Ltd.	52,348	1,324,511
AU Small Finance Bank Ltd. (d)	59,605	451,479
Aurobindo Pharma Ltd.	98,231	1,355,310
Avenue Supermarts Ltd. (b)(d)	61,451	3,389,901
Axis Bank Ltd.	856,819	11,956,160
Bajaj Auto Ltd.	25,132	2,682,274
Bajaj Finance Ltd.	105,246	8,727,904
Bajaj Finserv Ltd.	144,038	2,781,650
Bajaj Holdings & Investment Ltd.	9,960	967,239
Balkrishna Industries Ltd.	28,506	828,040
Bandhan Bank Ltd. (d)	315,630	710,372
Bank of Baroda	394,769	1,326,961
Berger Paints India Ltd.	109,003	663,797
Bharat Electronics Ltd.	1,384,033	3,869,172
Bharat Forge Ltd.	95,252	1,448,961
Bharat Heavy Electricals Ltd.	402,576	1,353,770
Bharat Petroleum Corp. Ltd.	288,540	2,098,988
Bharti Airtel Ltd.	850,183	13,453,454
Britannia Industries Ltd.	41,735	2,384,694
Cg Power & Industrial Soluti	226,053	1,496,370
Cholamandalam Investment and Finance Co. Ltd.	158,674	2,264,294
Cipla Ltd./India (b)	198,655	3,324,597
Coal India Ltd.	581,244	3,159,293
Colgate-Palmolive Ltd.	50,704	1,715,417
Container Corp. of India Ltd.	95,713	1,175,299
Cummins India Ltd.	51,860	2,029,947
Dabur India Ltd.	231,948	1,409,403
Divi's Laboratories Ltd.	45,485	2,177,305
DLF Ltd.	283,137	3,015,858
Dr. Reddy's Laboratories Ltd.	44,395	3,293,511
Eicher Motors Ltd.	52,089	2,866,873
GAIL India Ltd.	851,996	2,127,782
GMR Airports Infrastructure Ltd. (b)	931,578	947,228
Godrej Consumer Products Ltd.	157,419	2,296,792
Godrej Properties Ltd. (b)	46,453	1,467,796
Grasim Industries Ltd.	100,060	2,884,224
Havells India Ltd.	92,674	1,843,925
HCL Technologies Ltd.	356,047	5,807,252
HDFC Asset Management Co. Ltd. (d)	36,977	1,723,339
HDFC Bank Ltd.	1,060,340	19,250,924
HDFC Standard Life Insurance Co. Ltd. (d)	361,721	2,524,112
Hero Motocorp Ltd.	45,790	2,484,411
Hindalco Industries Ltd.	514,455	3,955,431
Hindustan Aeronautics Ltd.	74,401	3,510,104
Hindustan Petroleum Corp. Ltd.	210,740	1,249,696
Hindustan Unilever Ltd.	309,262	8,257,150
ICICI Bank Ltd.	1,958,197	26,974,222
ICICI Lombard General Insurance Co. Ltd. (d)	91,864	1,876,979
ICICI Prudential Life Insurance Co. Ltd. (d)	134,020	917,215
IDFC Bank Ltd. (b)	1,275,670	1,251,639
Indian Oil Corp. Ltd.	1,048,844	2,117,416
Indian Railway Catering & Tourism Corp. Ltd.	90,507	1,123,534
Indraprastha Gas Ltd.	111,425	624,959
IndusInd Bank Ltd.	106,253	1,925,866
Info Edge India Ltd.	26,180	1,892,896
Infosys Ltd.	1,253,989	21,166,981
InterGlobe Aviation Ltd. (b)(d)	65,436	3,119,360
ITC Ltd.	1,123,922	5,858,727
Jindal Steel & Power Ltd.	139,811	1,552,304
Jio Financial Services Ltd.	1,081,876	4,870,463
JSW Steel Ltd.	232,224	2,446,004
Jubilant Foodworks Ltd.	147,334	816,010
Kotak Mahindra Bank Ltd.	410,438	7,974,755
Larsen & Toubro Ltd.	252,700	10,859,452
Ltimindtree Ltd. (d)	33,720	1,893,375
Lupin Ltd.	87,384	1,720,105
Macrotech Developers Ltd. (d)	89,269	1,321,919
Mahindra & Mahindra Ltd.	351,066	9,052,784
Marico Ltd.	192,680	1,195,384
Maruti Suzuki India Ltd.	53,567	8,215,875
Max Healthcare Institute Ltd.	293,992	2,953,470
Mphasis BFL Ltd.	27,939	771,423
MRF Ltd.	906	1,441,729
Muthoot Finance Ltd.	44,676	918,707
Nestle India Ltd.	127,495	3,825,994
NMDC Ltd.	398,963	1,210,378
NTPC Ltd.	1,642,525	7,136,278
Oil & Natural Gas Corp. Ltd.	1,183,858	3,995,279
One97 Communications Ltd. (b)	97,891	436,185
Page Industries Ltd.	2,248	935,541
Persistent Systems Ltd.	37,070	1,490,828
Petronet LNG Ltd.	280,057	1,039,220
PI Industries Ltd.	31,083	1,358,098
Pidilite Industries Ltd.	58,129	2,119,611
Polycab India Ltd.	16,622	1,127,658
Power Finance Corp. Ltd.	558,673	2,944,068
Power Grid Corp. of India Ltd.	1,748,355	6,304,134
Punjab National Bank	844,874	1,424,483
REC Ltd.	495,357	2,999,869
Reliance Industries Ltd.	1,147,474	40,269,772
Samvardhana Motherson International Ltd.	866,702	1,356,964
SBI Cards & Payment Services Ltd.	103,966	905,138
SBI Life Insurance Co. Ltd. (d)	170,449	2,931,639
Shree Cement Ltd.	3,365	984,888
Shriram Finance Ltd.	106,521	3,249,043
Siemens Ltd.	32,802	2,291,176
Sona Blw Precision Forgings Ltd. (d)	150,727	1,126,351
SRF Ltd.	55,178	1,727,889
State Bank of India	669,319	6,609,622
Sun Pharmaceutical Industries Ltd.	361,457	6,491,790
Supreme Industries Ltd.	24,107	1,459,620
Suzlon Energy Ltd. (b)	3,258,553	1,614,272
Tata Communications Ltd.	42,266	874,535
Tata Consultancy Services Ltd.	342,005	15,604,708
Tata Consumer Products Ltd.	218,425	2,891,619
Tata Elxsi Ltd.	12,684	1,070,532
Tata Motors Ltd.	619,934	7,473,695
Tata Motors Ltd. Class A	177,169	1,444,733
Tata Power Co. Ltd./The	544,797	2,922,962
Tata Steel Ltd.	2,777,153	5,472,721
Tech Mahindra Ltd.	203,161	3,059,487
The Indian Hotels Co. Ltd.	315,462	2,173,203
Titan Co. Ltd.	133,122	5,710,284
Torrent Pharmaceuticals Ltd.	38,045	1,201,475
Trent Ltd.	68,449	3,612,047
Tube Investments of India Ltd.	39,335	1,764,012
Tvs Motor Co. Ltd.	89,966	2,214,551
Ultratech Cement Ltd.	43,469	5,182,830
Union Bank of India Ltd.	570,236	1,050,812
United Spirits Ltd.	107,907	1,517,570
UPL Ltd.	170,096	1,032,022
Varun Beverages Ltd.	170,943	3,023,089
Vedanta Ltd.	345,970	1,650,728
Wipro Ltd.	493,471	2,716,833
Yes Bank Ltd. (b)	4,755,890	1,487,055
Zomato Ltd. (b)	2,306,995	5,322,863
TOTAL INDIA		490,111,354
Indonesia - 0.5%
Amman Mineral Internasional PT	2,409,000	1,434,464
PT Adaro Energy Indonesia Tbk	5,270,100	875,879
PT Aneka Tambang Tbk	2,924,000	293,921
PT Astra International Tbk	7,672,900	2,421,225
PT Bank Central Asia Tbk	20,955,400	12,600,159
PT Bank Mandiri (Persero) Tbk	14,023,900	5,927,582
PT Bank Negara Indonesia (Persero) Tbk	5,664,900	1,822,608
PT Bank Rakyat Indonesia (Persero) Tbk	25,626,954	7,757,371
PT Barito Pacific Tbk	10,390,157	649,308
PT Charoen Pokphand Indonesia Tbk	2,851,000	867,406
PT GoTo Gojek Tokopedia Tbk (b)	311,459,912	1,197,961
PT Indah Kiat Pulp & Paper Tbk	936,900	539,240
PT Indofood CBP Sukses Makmur Tbk	921,300	615,814
PT Indofood Sukses Makmur Tbk	1,604,700	616,212
PT Kalbe Farma Tbk	8,208,000	728,604
PT Merdeka Copper Gold Tbk (b)	3,624,195	583,699
PT Sarana Menara Nusantara Tbk	7,660,100	378,465
PT Semen Indonesia (Persero) Tbk	1,262,533	362,153
PT Sumber Alfaria Trijaya Tbk	7,030,000	1,264,338
PT Surya Citra Media Tbk	20	0
PT Telkom Indonesia Persero Tbk	18,703,300	3,625,794
PT Unilever Indonesia Tbk	2,796,100	450,306
PT United Tractors Tbk	547,700	834,747
TOTAL INDONESIA		45,847,256
Ireland - 0.3%
AerCap Holdings NV (b)	75,327	6,364,378
AIB Group PLC	590,781	3,067,923
Bank of Ireland Group PLC	396,745	4,253,116
Kerry Group PLC Class A	59,949	5,169,388
Kingspan Group PLC (Ireland)	58,067	5,196,109
Smurfit Kappa Group PLC	98,171	4,269,300
TOTAL IRELAND		28,320,214
Israel - 0.4%
Azrieli Group	15,541	1,005,566
Bank Hapoalim BM (Reg.)	482,568	4,366,991
Bank Leumi le-Israel BM	575,970	4,510,289
Check Point Software Technologies Ltd. (b)	35,202	5,259,883
Elbit Systems Ltd. (Israel)	10,135	2,069,445
Global-e Online Ltd. (a)(b)	37,425	1,254,860
Icl Group Ltd.	294,784	1,388,183
Israel Discount Bank Ltd. (Class A)	457,335	2,356,559
Mizrahi Tefahot Bank Ltd.	59,306	2,166,726
NICE Ltd. (b)	23,478	5,254,494
NICE Ltd. sponsored ADR (b)	360	80,464
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	421,737	5,925,405
Wix.com Ltd. (b)	20,138	2,393,804
TOTAL ISRAEL		38,032,669
Italy - 1.5%
Amplifon SpA	47,308	1,586,809
Assicurazioni Generali SpA	380,320	9,294,595
Banco BPM SpA	457,462	3,019,050
Coca-Cola HBC AG	82,272	2,662,597
Davide Campari Milano NV	231,031	2,322,560
DiaSorin SpA	8,238	834,674
Enel SpA	3,061,227	20,119,727
Eni SpA	827,136	13,285,203
Ferrari NV (Italy)	47,503	19,629,182
FinecoBank SpA	230,145	3,546,619
Infrastrutture Wireless Italiane SpA (d)	127,581	1,372,437
Intesa Sanpaolo SpA	5,511,395	20,629,173
Leonardo SpA	153,125	3,534,666
Mediobanca SpA	193,599	2,758,228
Moncler SpA	77,448	5,299,679
Nexi SpA (b)(d)	222,705	1,301,961
Poste Italiane SpA (d)	172,023	2,188,309
Prysmian SpA	99,092	5,412,335
Recordati SpA	39,905	2,131,460
Snam SpA	751,618	3,438,857
Telecom Italia SpA (b)	1,940,517	461,608
Telecom Italia SpA (Risparmio Shares) (b)	1,667,908	411,712
Terna - Rete Elettrica Nazionale	526,250	4,225,584
UniCredit SpA	580,584	21,309,966
TOTAL ITALY		150,776,991
Japan - 14.4%
Advantest Corp.	287,848	9,009,836
AEON Co. Ltd.	245,242	5,127,593
AGC, Inc.	74,773	2,764,675
Aisin Seiki Co. Ltd.	55,762	2,120,978
Ajinomoto Co., Inc.	177,561	6,601,980
Ana Holdings, Inc.	58,356	1,108,298
Asahi Group Holdings	180,849	6,186,661
ASAHI INTECC Co. Ltd.	80,492	1,179,424
Asahi Kasei Corp.	472,130	3,291,754
Astellas Pharma, Inc.	681,130	6,537,419
Azbil Corp.	47,122	1,316,118
Bandai Namco Holdings, Inc.	226,294	4,228,344
Bridgestone Corp.	213,920	9,439,650
Brother Industries Ltd.	90,221	1,595,916
Canon, Inc.	377,583	10,219,394
Capcom Co. Ltd.	130,748	2,152,431
Central Japan Railway Co.	291,810	6,673,107
Chiba Bank Ltd.	195,532	1,651,672
Chubu Electric Power Co., Inc.	242,944	3,118,420
Chugai Pharmaceutical Co. Ltd.	252,160	8,019,664
Concordia Financial Group Ltd.	402,015	2,166,112
Dai Nippon Printing Co. Ltd.	75,838	2,208,867
Dai-ichi Mutual Life Insurance Co.	353,165	8,179,670
Daifuku Co. Ltd.	112,703	2,308,586
Daiichi Sankyo Kabushiki Kaisha	697,173	23,465,248
Daikin Industries Ltd.	99,646	13,600,815
Daito Trust Construction Co. Ltd.	22,365	2,397,403
Daiwa House Industry Co. Ltd.	222,259	6,254,127
Daiwa Securities Group, Inc.	502,844	3,695,431
DENSO Corp.	710,500	12,109,139
Dentsu Group, Inc.	76,814	2,078,063
Disco Corp.	34,587	9,851,961
East Japan Railway Co.	340,185	6,235,241
Eisai Co. Ltd.	95,348	3,915,853
ENEOS Holdings, Inc.	1,084,705	5,011,570
FANUC Corp.	357,750	10,596,304
Fast Retailing Co. Ltd.	65,974	17,250,160
Fuji Electric Co. Ltd.	48,325	3,006,005
FUJIFILM Holdings Corp.	419,859	8,931,445
Fujitsu Ltd.	660,940	10,210,303
GLP J-REIT	1,750	1,423,296
Hamamatsu Photonics K.K.	53,742	1,969,197
Hankyu Hanshin Holdings, Inc.	85,821	2,250,075
Hikari Tsushin, Inc.	7,622	1,238,742
Hirose Electric Co. Ltd.	11,515	1,222,269
Hitachi Construction Machinery Co. Ltd.	41,209	1,177,023
Hitachi Ltd.	349,456	32,241,054
Honda Motor Co. Ltd.	1,741,827	19,817,779
Hoshizaki Corp.	41,100	1,416,253
Hoya Corp.	132,470	15,358,549
Hulic Co. Ltd.	143,094	1,318,562
Ibiden Co. Ltd.	42,105	1,600,559
Idemitsu Kosan Co. Ltd.	364,425	2,469,023
Iida Group Holdings Co. Ltd.	57,340	731,998
INPEX Corp.	364,806	5,464,722
Isuzu Motors Ltd.	220,045	2,788,598
Itochu Corp.	448,322	20,225,945
Japan Airlines Co. Ltd.	52,540	930,944
Japan Exchange Group, Inc.	190,108	4,452,429
Japan Post Bank Co. Ltd.	542,390	5,505,427
Japan Post Holdings Co. Ltd.	777,630	7,467,815
Japan Post Insurance Co. Ltd.	70,716	1,327,628
Japan Real Estate Investment Corp.	481	1,631,139
Japan Retail Fund Investment Corp.	2,652	1,601,088
Japan Tobacco, Inc.	449,881	12,102,526
JFE Holdings, Inc.	216,542	3,232,046
Kajima Corp.	157,344	3,014,252
Kansai Electric Power Co., Inc.	267,494	4,006,905
Kao Corp.	175,305	7,231,722
Kawasaki Kisen Kaisha Ltd.	149,100	2,100,802
KDDI Corp.	564,787	15,672,160
KDX Realty Investment Corp.	1,526	1,505,151
Keisei Electric Railway Co.	52,230	1,945,722
Keyence Corp.	73,320	32,243,926
Kikkoman Corp.	252,365	3,007,032
Kintetsu Group Holdings Co. Ltd.	68,270	1,755,126
Kirin Holdings Co. Ltd.	290,708	4,243,638
Kobe Bussan Co. Ltd.	55,821	1,205,582
Koito Manufacturing Co. Ltd.	79,004	1,062,662
Komatsu Ltd.	347,463	10,373,907
Konami Group Corp.	38,092	2,298,369
Kubota Corp.	377,125	6,048,985
Kyocera Corp.	482,868	5,885,506
Kyowa Hakko Kirin Co., Ltd.	104,163	1,749,298
Lasertec Corp.	28,374	6,120,426
LY Corp.	1,002,196	2,407,910
M3, Inc.	169,734	1,795,477
Makita Corp.	84,520	2,446,930
Marubeni Corp.	536,929	9,566,122
MatsukiyoCocokara & Co.	129,700	1,839,241
Mazda Motor Corp.	215,772	2,442,426
McDonald's Holdings Co. (Japan) Ltd. (a)	32,868	1,445,820
Meiji Holdings Co. Ltd.	87,526	1,958,340
Minebea Mitsumi, Inc.	136,860	2,563,436
Misumi Group, Inc.	108,075	1,757,068
Mitsubishi Chemical Holdings Corp.	484,762	2,828,037
Mitsubishi Corp.	1,300,042	29,731,417
Mitsubishi Electric Corp.	725,796	12,650,571
Mitsubishi Estate Co. Ltd.	421,967	7,732,425
Mitsubishi Heavy Industries Ltd.	1,205,010	10,774,135
Mitsubishi UFJ Financial Group, Inc.	4,184,157	41,679,880
Mitsubishi UFJ Lease & Finance Co. Ltd.	297,899	1,929,208
Mitsui & Co. Ltd.	488,104	23,563,560
Mitsui Chemicals, Inc.	64,743	1,842,774
Mitsui Fudosan Co. Ltd.	1,001,418	10,191,494
Mitsui OSK Lines Ltd.	130,200	4,132,494
Mizuho Financial Group, Inc.	910,414	17,597,490
MonotaRO Co. Ltd.	94,950	1,137,964
MS&AD Insurance Group Holdings, Inc.	482,811	8,680,481
Murata Manufacturing Co. Ltd.	651,598	11,906,111
NEC Corp.	92,356	6,686,758
Nexon Co. Ltd.	129,179	2,014,075
Nidec Corp.	156,941	7,349,997
Nintendo Co. Ltd.	391,710	19,103,307
Nippon Building Fund, Inc.	577	2,204,598
Nippon Express Holdings, Inc.	28,473	1,456,630
Nippon Paint Holdings Co. Ltd.	356,710	2,283,307
Nippon Prologis REIT, Inc.	854	1,473,669
Nippon Sanso Holdings Corp.	63,947	1,899,380
Nippon Steel & Sumitomo Metal Corp.	321,624	7,210,464
Nippon Telegraph & Telephone Corp.	11,258,925	12,155,838
Nippon Yusen KK (a)	174,153	4,944,285
Nissan Chemical Corp.	46,522	1,585,850
Nissan Motor Co. Ltd.	914,471	3,346,692
Nissin Food Holdings Co. Ltd.	74,289	1,982,443
Nitori Holdings Co. Ltd.	30,280	4,052,465
Nitto Denko Corp.	54,255	4,486,112
Nomura Holdings, Inc.	1,128,006	6,418,339
Nomura Real Estate Holdings, Inc.	40,814	1,142,675
Nomura Real Estate Master Fund, Inc.	1,566	1,496,972
Nomura Research Institute Ltd.	145,524	3,521,375
NTT Data Corp.	237,315	3,711,090
Obayashi Corp.	245,743	2,742,688
OBIC Co. Ltd.	26,269	3,374,688
Odakyu Electric Railway Co. Ltd.	117,990	1,326,524
Olympus Corp.	452,248	6,299,689
OMRON Corp.	65,384	2,244,136
Ono Pharmaceutical Co. Ltd.	139,265	2,005,885
Oracle Corp. Japan	14,238	1,068,485
Oriental Land Co. Ltd.	411,785	11,361,863
ORIX Corp.	440,096	9,006,748
Osaka Gas Co. Ltd.	142,375	3,165,834
Otsuka Corp.	84,208	1,674,739
Otsuka Holdings Co. Ltd.	157,585	6,737,840
Pan Pacific International Holdings Ltd.	143,508	3,370,433
Panasonic Holdings Corp.	829,480	7,240,080
Rakuten Group, Inc. (b)	565,050	2,717,577
Recruit Holdings Co. Ltd.	543,336	23,400,047
Renesas Electronics Corp.	551,767	8,958,352
Resona Holdings, Inc.	799,943	5,058,638
Ricoh Co. Ltd.	208,262	1,796,688
ROHM Co. Ltd.	125,648	1,806,172
SBI Holdings, Inc. Japan	92,564	2,253,761
Screen Holdings Co. Ltd.	30,800	3,177,856
SCSK Corp.	59,756	1,086,316
Secom Co. Ltd.	78,806	5,474,062
Seiko Epson Corp.	109,162	1,795,714
Sekisui Chemical Co. Ltd.	144,952	2,108,768
Sekisui House Ltd.	223,908	5,145,486
Seven & i Holdings Co. Ltd.	848,520	10,963,897
SG Holdings Co. Ltd.	121,216	1,418,844
Sharp Corp. (b)	93,013	488,241
Shimadzu Corp.	90,021	2,445,696
SHIMANO, Inc.	28,974	4,708,652
SHIMIZU Corp.	193,043	1,195,797
Shin-Etsu Chemical Co. Ltd.	679,045	26,285,112
Shionogi & Co. Ltd.	93,460	4,364,654
Shiseido Co. Ltd.	150,894	4,039,170
Shizuoka Financial Group	177,412	1,655,936
SMC Corp.	21,657	11,377,866
SoftBank Corp.	1,083,329	13,066,774
SoftBank Group Corp.	387,742	19,069,383
Sompo Holdings, Inc.	337,137	6,671,986
Sony Group Corp.	475,442	39,295,932
Square Enix Holdings Co. Ltd.	33,192	1,199,796
Subaru Corp.	228,505	5,102,286
Sumco Corp.	135,464	2,020,218
Sumitomo Corp.	389,261	10,236,462
Sumitomo Electric Industries Ltd.	268,632	4,152,062
Sumitomo Metal Mining Co. Ltd.	93,328	3,117,962
Sumitomo Mitsui Financial Group, Inc.	478,985	27,208,175
Sumitomo Mitsui Trust Holdings, Inc.	246,254	5,177,449
Sumitomo Realty & Development Co. Ltd.	107,508	3,720,198
Suntory Beverage & Food Ltd.	51,537	1,676,769
Suzuki Motor Corp.	594,256	6,920,578
Sysmex Corp.	189,795	3,034,893
T&D Holdings, Inc.	186,027	3,035,464
Taisei Corp.	64,187	2,349,913
Takeda Pharmaceutical Co. Ltd.	596,746	15,683,721
TDK Corp.	146,284	6,525,875
Terumo Corp.	505,670	8,578,252
TIS, Inc.	83,620	1,785,837
Tobu Railway Co. Ltd.	69,486	1,378,635
Toho Co. Ltd.	41,413	1,387,434
Tokio Marine Holdings, Inc.	679,463	21,475,376
Tokyo Electric Power Co., Inc. (b)	573,866	3,569,607
Tokyo Electron Ltd.	177,744	38,987,421
Tokyo Gas Co. Ltd.	138,962	3,116,538
Tokyu Corp.	184,281	2,181,437
Toppan Holdings, Inc.	87,758	2,081,967
Toray Industries, Inc.	519,353	2,373,818
Toto Ltd.	55,339	1,497,722
Toyota Industries Corp.	55,142	5,239,972
Toyota Motor Corp.	3,994,965	91,119,542
Toyota Tsusho Corp.	79,811	5,074,379
Trend Micro, Inc.	50,530	2,490,028
Unicharm Corp.	151,497	4,501,453
USS Co. Ltd.	153,434	1,172,128
West Japan Railway Co.	164,118	3,115,197
Yakult Honsha Co. Ltd.	97,254	1,902,264
Yamaha Corp.	48,632	1,024,831
Yamaha Motor Co. Ltd.	334,734	3,122,139
Yamato Holdings Co. Ltd.	101,002	1,333,902
Yaskawa Electric Corp.	90,435	3,726,160
Yokogawa Electric Corp.	85,423	1,887,490
Zensho Holdings Co. Ltd.	36,700	1,422,463
ZOZO, Inc.	52,307	1,126,613
TOTAL JAPAN		1,414,660,061
Jordan - 0.0%
Hikma Pharmaceuticals PLC	63,594	1,528,885
Korea (South) - 3.1%
AMOREPACIFIC Corp.	10,754	1,307,085
Celltrion Pharm, Inc.	6,746	464,382
Celltrion, Inc.	57,693	7,811,879
CJ CheilJedang Corp.	2,984	721,258
Cosmo AM&T Co. Ltd. (b)	8,945	963,342
Coway Co. Ltd.	21,717	867,687
Db Insurance Co. Ltd.	17,632	1,233,333
Delivery Hero AG (b)(d)	65,045	1,819,799
Doosan Bobcat, Inc.	19,899	741,642
Doosan Heavy Industries & Construction Co. Ltd. (b)	175,241	2,110,003
Ecopro BM Co. Ltd.	18,377	3,115,064
Ecopro Co. Ltd.	37,570	2,831,942
Ecopro Materials Co. Ltd.	5,250	433,638
GS Holdings Corp.	17,737	571,863
Hana Financial Group, Inc.	111,215	4,677,563
Hanjin Kal Corp.	10,346	442,789
Hankook Tire Co. Ltd.	29,117	1,232,043
Hanmi Pharm Co. Ltd.	2,533	575,410
Hanmi Semiconductor Co. Ltd.	15,901	1,509,961
Hanon Systems	66,957	267,403
Hanwha Aerospace Co. Ltd.	13,496	2,044,258
Hanwha Ocean Co. Ltd. (b)	30,030	689,548
Hanwha Solutions Corp.	41,496	753,122
HD Hyundai Co. Ltd.	16,184	781,322
HD Hyundai Heavy Industries Co. Ltd. (b)	8,119	800,723
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	15,571	1,466,043
HLB, Inc.	43,953	3,502,016
HMM Co. Ltd.	89,876	1,023,253
HYBE Co. Ltd.	7,681	1,111,059
Hyundai Engineering & Construction Co. Ltd.	28,875	733,537
Hyundai Glovis Co. Ltd.	6,930	904,668
Hyundai Mobis	23,157	3,777,863
Hyundai Motor Co. Ltd.	51,456	9,229,785
Hyundai Steel Co.	31,382	726,679
Industrial Bank of Korea	106,137	1,064,065
Kakao Corp.	117,578	4,071,921
Kakao Pay Corp. (b)	9,806	246,434
KakaoBank Corp.	61,399	1,098,159
Kangwon Land, Inc.	33,604	370,290
KB Financial Group, Inc.	144,863	7,834,930
Kia Corp.	98,564	8,327,223
Korea Aerospace Industries Ltd.	27,010	1,002,904
Korea Electric Power Corp. (b)	97,434	1,483,288
Korea Investment Holdings Co. Ltd.	16,436	792,186
Korea Zinc Co. Ltd.	3,105	1,031,424
Korean Air Lines Co. Ltd.	68,768	1,034,130
KRAFTON, Inc. (b)	11,090	1,903,320
KT Corp.	23,577	587,821
KT&G Corp.	38,520	2,475,118
Kum Yang Co. Ltd. (b)	13,303	890,106
Kumho Petro Chemical Co. Ltd.	6,026	597,683
L&F Co. Ltd.	9,602	1,120,098
LG Chemical Ltd.	18,412	5,275,848
LG Corp.	35,322	2,009,759
LG Display Co. Ltd. (b)	147,201	1,111,053
LG Electronics, Inc.	39,626	2,631,787
LG Energy Solution (b)	17,648	4,896,263
LG H & H Co. Ltd.	3,165	950,970
LG Innotek Co. Ltd.	5,244	831,215
LG Uplus Corp.	81,066	574,160
Lotte Chemical Corp.	7,127	549,214
Meritz Financial Holdings Co.	38,568	2,199,047
Mirae Asset Securities Co. Ltd.	90,091	489,629
NAVER Corp.	49,436	6,502,332
NCSOFT Corp.	5,237	659,844
Netmarble Corp. (b)(d)	9,616	383,943
NH Investment & Securities Co. Ltd.	56,006	502,005
Orion Corp./Republic of Korea	8,594	573,533
POSCO	27,014	7,776,594
POSCO Chemtech Co. Ltd.	11,675	2,342,174
POSCO ICT Co. Ltd.	19,656	569,617
Posco International Corp.	19,224	632,262
S-Oil Corp.	16,714	870,188
Samsung Biologics Co. Ltd. (b)(d)	6,768	3,793,357
Samsung C&T Corp.	31,689	3,407,563
Samsung E&A Co. Ltd. (b)	57,508	1,087,261
Samsung Electro-Mechanics Co. Ltd.	21,567	2,398,924
Samsung Electronics Co. Ltd.	1,793,552	99,418,426
Samsung Fire & Marine Insurance Co. Ltd.	11,499	2,566,567
Samsung Heavy Industries Co. Ltd. (b)	245,034	1,655,569
Samsung Life Insurance Co. Ltd.	30,323	1,905,391
Samsung SDI Co. Ltd.	20,761	6,406,903
Samsung SDS Co. Ltd.	14,712	1,685,373
Samsung Securities Co. Ltd.	23,398	638,282
Shinhan Financial Group Co. Ltd.	166,013	5,561,975
SK Biopharmaceuticals Co. Ltd. (b)	11,308	709,395
SK Bioscience Co. Ltd. (b)	9,938	417,397
SK Hynix, Inc.	205,891	25,336,990
SK IE Technology Co. Ltd. (b)(d)	10,642	449,161
SK Innovation Co., Ltd. (b)	22,331	1,766,591
SK Square Co. Ltd. (b)	36,701	2,010,798
SK Telecom Co. Ltd.	20,543	757,590
SK, Inc.	13,602	1,616,311
SKC Co. Ltd.	6,838	538,946
Woori Financial Group, Inc.	229,348	2,343,717
Yuhan Corp.	21,630	1,121,987
TOTAL KOREA (SOUTH)		307,098,973
Kuwait - 0.2%
Agility Global PLC (c)(e)	1,177,652	47,749
Boubyan Bank KSC	535,325	1,022,726
Gulf Bank	783,368	655,559
Kuwait Finance House KSCP	3,531,558	8,247,557
Mabanee Co. SAKC	262,737	671,543
Mobile Telecommunication Co.	729,434	1,154,602
National Bank of Kuwait	2,980,316	8,361,899
TOTAL KUWAIT		20,161,635
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	191,164	4,812,601
Eurofins Scientific SA	51,249	3,150,313
Reinet Investments SCA	51,007	1,191,528
TOTAL LUXEMBOURG		9,154,442
Macau - 0.1%
Galaxy Entertainment Group Ltd.	826,136	3,706,784
Sands China Ltd. (a)(b)	902,387	2,128,412
TOTAL MACAU		5,835,196
Malaysia - 0.4%
AMMB Holdings Bhd	874,200	768,441
Axiata Group Bhd	968,034	573,202
CelcomDigi Bhd	1,285,200	1,115,579
CIMB Group Holdings Bhd	2,432,411	3,361,664
Gamuda Bhd	691,854	769,019
Genting Bhd	811,400	766,921
Genting Malaysia Bhd	1,138,900	628,246
Hong Leong Bank Bhd	243,800	984,572
IHH Healthcare Bhd	796,700	1,048,249
Inari Amertron Bhd	1,128,700	727,723
IOI Corp. Bhd	895,800	762,515
IOI Properties Group Bhd	30	14
Kuala Lumpur Kepong Bhd	179,712	868,063
Malayan Banking Bhd	2,011,107	4,097,963
Malaysia Airports Holdings Bhd	361,716	757,038
Maxis Bhd	966,400	742,280
MISC Bhd	529,700	882,624
MR DIY Group M Sdn Bhd (d)	1,263,950	413,138
Nestle (Malaysia) Bhd	27,200	724,110
Petronas Chemicals Group Bhd	1,101,200	1,562,677
Petronas Dagangan Bhd	106,100	478,565
Petronas Gas Bhd	300,100	1,130,972
PPB Group Bhd	244,380	805,078
Press Metal Aluminium Holdings	1,388,600	1,560,903
Public Bank Bhd	5,516,200	4,757,767
QL Resources Bhd	385,450	517,630
RHB Bank Bhd	537,254	618,435
Sime Darby Bhd	952,885	557,860
Sime Darby Plantation Bhd	792,640	740,214
Sime Darby Property Bhd	10	2
SP Setia Bhd	13	4
Telekom Malaysia Bhd	453,197	587,339
Tenaga Nasional Bhd	991,900	2,483,758
YTL Corp. Bhd	1,266,200	818,657
YTL Power International Bhd	938,000	899,211
TOTAL MALAYSIA		37,510,433
Mexico - 0.7%
Alfa SA de CV Series A (a)	1,135,400	835,109
America Movil S.A.B. de CV Series L	7,095,800	6,755,834
Arca Continental S.A.B. de CV	195,600	1,908,187
Banco del Bajio SA (d)	297,000	1,095,020
CEMEX S.A.B. de CV unit (b)	5,752,094	4,556,480
Coca-Cola FEMSA S.A.B. de CV unit	194,575	1,930,331
Fibra Uno Administracion SA de CV	1,078,200	1,547,681
Fomento Economico Mexicano S.A.B. de CV unit	730,900	8,550,686
Gruma S.A.B. de CV Series B	68,340	1,342,246
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	146,400	2,666,534
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	68,695	2,359,708
Grupo Aeroportuario Norte S.A.B. de CV	105,900	1,172,453
Grupo Bimbo S.A.B. de CV Series A	502,400	2,105,119
Grupo Carso SA de CV Series A1	212,800	1,673,630
Grupo Financiero Banorte S.A.B. de CV Series O	976,000	9,659,869
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	697,400	1,932,524
Grupo Mexico SA de CV Series B	1,170,824	7,234,460
Industrias Penoles SA de CV (b)	72,610	1,053,753
Kimberly-Clark de Mexico SA de CV Series A	560,000	1,165,717
Operadora de Sites Mexicanos, SA de CV	488,100	549,338
Orbia Advance Corp. S.A.B. de CV	376,937	619,179
Prologis Property Mexico SA	294,294	1,160,632
Promotora y Operadora de Infraestructura S.A.B. de CV	70,405	707,266
Southern Copper Corp.	31,904	3,722,240
Wal-Mart de Mexico SA de CV Series V	1,968,200	7,343,948
TOTAL MEXICO		73,647,944
Netherlands - 2.9%
ABN AMRO Bank NV:
GDR (Bearer) (d)	179,040	2,883,269
rights (b)(c)	179,040	170,054
Adyen BV (b)(d)	8,188	9,809,220
AEGON NV	549,653	3,423,153
Akzo Nobel NV	64,572	4,282,144
Argenx SE (b)	22,205	8,294,980
ASM International NV (Netherlands)	17,656	11,215,046
ASML Holding NV (Netherlands)	151,885	134,973,736
ASR Nederland NV	59,606	2,987,833
BE Semiconductor Industries NV	29,159	3,905,370
Euronext NV (d)	32,335	2,921,095
EXOR NV	34,871	3,821,912
Heineken Holding NV	48,274	3,892,186
Heineken NV (Bearer)	108,961	10,616,654
IMCD NV	21,516	3,266,327
ING Groep NV (Certificaten Van Aandelen)	1,252,560	19,803,314
JDE Peet's BV	36,394	808,642
Koninklijke Ahold Delhaize NV	360,540	10,943,895
Koninklijke KPN NV	1,259,434	4,576,949
Koninklijke Philips Electronics NV	294,283	7,815,035
NN Group NV	101,596	4,700,148
OCI NV	39,808	1,074,822
Randstad NV	41,731	2,102,067
Universal Music Group NV	307,830	9,099,898
Wolters Kluwer NV	93,728	14,078,733
TOTAL NETHERLANDS		281,466,482
New Zealand - 0.1%
Auckland International Airport Ltd.	508,486	2,333,243
Fisher & Paykel Healthcare Corp.	218,514	3,659,618
Mercury Nz Ltd.	268,669	1,008,280
Meridian Energy Ltd.	502,653	1,772,798
Spark New Zealand Ltd.	681,762	1,900,914
Xero Ltd. (b)	54,223	4,209,776
TOTAL NEW ZEALAND		14,884,629
Norway - 0.3%
Aker BP ASA	118,268	2,895,881
DNB Bank ASA	349,157	6,100,857
Equinor ASA	340,232	9,053,021
Gjensidige Forsikring ASA	75,597	1,216,112
Kongsberg Gruppen ASA	33,328	2,358,177
Mowi ASA	176,128	3,106,835
Norsk Hydro ASA	499,904	3,072,103
Orkla ASA	260,365	1,776,628
Salmar ASA	25,217	1,592,450
Telenor ASA	236,890	2,727,482
TOTAL NORWAY		33,899,546
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	77,623	1,342,878
Credicorp Ltd. (United States)	25,515	4,225,539
TOTAL PERU		5,568,417
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	623,190	454,279
Altus Property Ventures, Inc. (b)	7	1
Ayala Corp.	109,590	1,165,880
Ayala Land, Inc.	2,470,300	1,225,608
Bank of the Philippine Islands (BPI)	712,417	1,561,097
BDO Unibank, Inc.	887,001	2,259,216
DMCI Holdings, Inc.	4	1
International Container Terminal Services, Inc.	372,910	2,134,618
JG Summit Holdings, Inc.	960,636	561,360
Jollibee Food Corp.	167,480	681,556
Manila Electric Co.	105,350	668,107
Metropolitan Bank & Trust Co.	640,931	776,176
PLDT, Inc.	28,020	653,087
SM Investments Corp.	93,943	1,543,703
SM Prime Holdings, Inc.	3,856,300	1,864,951
Universal Robina Corp.	323,210	573,258
TOTAL PHILIPPINES		16,122,898
Poland - 0.3%
Allegro.eu SA (b)(d)	219,031	1,836,688
Bank Polska Kasa Opieki SA	68,438	2,851,302
Budimex SA	4,571	774,717
CD Projekt SA	23,714	692,759
Dino Polska SA (b)(d)	18,535	1,781,579
KGHM Polska Miedz SA (Bearer)	53,118	1,841,792
LPP SA	422	1,636,441
mBank SA (b)	5,424	917,015
Orlen SA	216,907	3,552,732
PGE Polska Grupa Energetyczna SA (b)	328,516	493,049
Powszechna Kasa Oszczednosci Bank SA	330,116	4,939,858
Powszechny Zaklad Ubezpieczen SA	229,227	2,897,831
Santander Bank Polska SA	13,618	1,882,698
TOTAL POLAND		26,098,461
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(e)	82,039	1
Energias de Portugal SA	1,181,616	4,446,359
Galp Energia SGPS SA Class B	178,269	3,843,023
Jeronimo Martins SGPS SA	105,077	2,169,874
TOTAL PORTUGAL		10,459,257
Qatar - 0.2%
Barwa Real Estate Co.	792,285	611,459
Dukhan Bank	662,915	701,150
Industries Qatar QSC	573,371	1,929,084
Masraf al Rayan	2,063,799	1,423,857
Mesaieed Petrochemical Holding Co.	2,232,961	1,176,889
Ooredoo QSC	296,927	814,694
Qatar Electricity & Water Co.	160,955	674,146
Qatar Fuel Co.	224,901	893,180
Qatar Gas Transport Co. Ltd. (Nakilat)	926,009	1,017,059
Qatar International Islamic Bank QSC	367,599	1,015,668
Qatar Islamic Bank	680,416	3,419,833
Qatar National Bank SAQ	1,736,861	6,616,386
The Commercial Bank of Qatar	1,239,706	1,414,034
TOTAL QATAR		21,707,439
Romania - 0.0%
NEPI Rockcastle PLC	210,810	1,416,926
Russia - 0.0%
Alrosa Co. Ltd. (b)(e)	846,411	140,208
Gazprom OAO (b)(e)	3,422,762	356,620
Gazprom OAO sponsored ADR (Reg. S) (b)(e)	266,976	132,420
Inter Rao Ues JSC (b)(e)	12,405,200	68,099
LUKOIL PJSC (b)(e)	135,807	41,855
LUKOIL PJSC sponsored ADR (b)(e)	625	7,875
MMC Norilsk Nickel PJSC (b)(e)	1,810,200	119,872
MMC Norilsk Nickel PJSC sponsored ADR (b)(e)	27,948	67,075
Moscow Exchange MICEX-RTS OAO (b)(e)	524,685	100,426
Novatek PJSC GDR (Reg. S) (b)(e)	30,578	1,492,206
Novolipetsk Steel OJSC (b)(e)	477,930	4,569
Ozon Holdings PLC ADR (b)(e)	15,142	31,587
PhosAgro PJSC:
GDR (Reg. S) (b)(e)	46,691	958
sponsored GDR (Reg. S) (b)(e)	300	6
Polyus PJSC (b)(e)	11,075	25,932
Rosneft Oil Co. OJSC (b)(e)	322,313	53,672
Rosneft Oil Co. OJSC GDR (Reg. S) (b)(e)	56,929	13,461
Sberbank of Russia (b)(e)	3,621,326	22,170
Severstal PAO (b)(e)	60,348	1,342
Severstal PAO GDR (Reg. S) (b)(e)	9,813	232
Surgutneftegas OJSC (b)(e)	1,105,600	13,471
Surgutneftegas OJSC sponsored ADR (b)(e)	71,885	13,275
Tatneft PAO (b)(e)	446,514	55,298
TKS Holding MKPAO JSC (b)(e)	1,424	1,805
United Co. RUSAL International PJSC (b)(e)	1,020,580	122,470
VK Co. Ltd. (b)(e)	25,459	7,531
VK Co. Ltd. GDR (Reg. S) (b)(e)	12,889	0
VTB Bank OJSC (b)(e)	1,160,850,350	44,161
Yandex NV Class A (b)(e)	102,848	382,337
TOTAL RUSSIA		3,320,933
Saudi Arabia - 1.1%
ACWA Power Co.	35,274	3,761,958
Ades Holding Co.	132,037	703,381
Advanced Petrochemicals Co.	55,587	632,849
Al Rajhi Bank	740,653	15,778,322
Alinma Bank	462,627	4,113,638
Almarai Co. Ltd.	93,655	1,418,334
Arab National Bank	249,011	2,051,522
Arabian Internet and Communications Services Co. Ltd.	8,644	802,035
Bank Al-Jazira	199,387	861,214
Bank Albilad	229,073	2,180,426
Banque Saudi Fransi	220,215	2,151,890
Bupa Arabia for Cooperative Insurance Co.	30,669	1,972,315
Dallah Healthcare Co.	12,723	552,938
Dar Al Arkan Real Estate Development Co. (b)	191,613	679,479
Dr Sulaiman Al Habib Medical Services Group Co.	33,212	2,750,399
Elm Co.	9,072	2,212,246
Etihad Etisalat Co.	144,450	2,002,720
Jarir Marketing Co.	230,596	832,472
Luberef	19,014	768,550
Mobile Telecommunications Co. Saudi Arabia	158,559	510,690
Mouwasat Medical Services Co.	37,748	1,352,672
Nahdi Medical Co.	14,006	516,085
Power & Water Utility Co. for Jubail & Yanbu	26,802	464,494
Riyad Bank	554,834	4,097,718
Sabic Agriculture-Nutrients Co.	88,629	2,736,426
Sahara International Petrochemical Co.	132,177	1,208,786
Saudi Arabian Mining Co.	486,092	6,557,952
Saudi Arabian Oil Co. (d)	1,001,640	8,038,544
Saudi Awwal Bank	379,922	4,132,890
Saudi Basic Industries Corp.	339,153	7,641,025
Saudi Electricity Co.	314,844	1,563,055
Saudi Industrial Investment Group	148,812	921,297
Saudi Investment Bank/The	184,876	832,055
Saudi Kayan Petrochemical Co. (b)	291,174	727,430
Saudi Research & Marketing Group (b)	13,902	892,551
Saudi Tadawul Group Holding Co.	17,422	1,230,029
Saudi Telecom Co.	752,992	7,558,830
The Co. for Cooperative Insurance	27,959	1,110,727
The Saudi National Bank	1,103,834	11,066,005
The Savola Group	95,658	1,287,988
Yanbu National Petrochemical Co.	102,139	1,055,267
TOTAL SAUDI ARABIA		111,729,204
Singapore - 1.0%
CapitaLand Ascendas REIT	1,451,154	2,748,809
CapitaLand Integrated Commercial Trust	1,975,848	2,816,563
CapitaLand Investment Ltd.	977,071	1,889,512
City Developments Ltd.	188,652	845,526
DBS Group Holdings Ltd.	752,840	19,165,355
Genting Singapore Ltd.	2,229,113	1,487,644
Grab Holdings Ltd. (b)	725,123	2,537,931
Jardine Cycle & Carriage Ltd.	39,900	770,000
Keppel Ltd.	553,320	2,767,658
Mapletree Logistics Trust (REIT)	1,333,285	1,308,357
Mapletree Pan Asia Commercial Trust	885,743	811,671
Oversea-Chinese Banking Corp. Ltd.	1,268,251	13,166,441
Sea Ltd. ADR (b)	139,285	8,801,419
Seatrium Ltd. (a)(b)	16,972,558	1,212,453
Sembcorp Industries Ltd.	339,200	1,325,619
Singapore Airlines Ltd.	555,368	2,650,006
Singapore Exchange Ltd.	329,617	2,248,491
Singapore Technologies Engineering Ltd.	602,224	1,769,024
Singapore Telecommunications Ltd.	3,116,069	5,404,121
STMicroelectronics NV (France)	257,186	10,180,679
United Overseas Bank Ltd.	473,909	10,516,422
TOTAL SINGAPORE		94,423,701
South Africa - 0.9%
Absa Group Ltd.	323,988	2,498,296
Anglo American Platinum Ltd. (a)	24,316	847,047
Anglo American PLC (United Kingdom)	477,308	15,597,222
Aspen Pharmacare Holdings Ltd.	147,868	1,761,539
Bid Corp. Ltd.	127,123	2,897,499
Bidvest Group Ltd./The	106,286	1,386,081
Capitec Bank Holdings Ltd.	32,841	4,064,498
Clicks Group Ltd.	88,958	1,384,080
Discovery Ltd.	199,200	1,269,038
Exxaro Resources Ltd.	90,083	863,093
FirstRand Ltd.	1,901,674	6,564,868
Gold Fields Ltd.	336,417	5,442,443
Harmony Gold Mining Co. Ltd.	211,798	1,833,371
Impala Platinum Holdings Ltd.	334,353	1,488,391
Kumba Iron Ore Ltd. (a)	24,061	589,811
MTN Group Ltd.	649,382	3,112,363
Naspers Ltd. Class N	69,176	13,238,739
Nedbank Group Ltd.	162,274	1,973,117
Northam Platinum Holdings Ltd.	130,360	863,724
Old Mutual Ltd.	1,749,454	1,027,888
OUTsurance Group Ltd.	333,865	717,748
Pepkor Holdings Ltd. (d)	745,795	703,544
Remgro Ltd.	199,138	1,297,539
Sanlam Ltd.	666,583	2,411,285
Sasol Ltd.	214,226	1,505,005
Shoprite Holdings Ltd.	190,994	2,548,302
Sibanye-Stillwater Ltd. (a)	1,035,001	1,181,299
Standard Bank Group Ltd.	505,537	4,747,379
Vodacom Group Ltd.	229,847	1,099,901
Woolworths Holdings Ltd.	344,994	1,095,936
TOTAL SOUTH AFRICA		86,011,046
Spain - 1.6%
Acciona SA	9,540	1,106,684
ACS Actividades de Construccion y Servicios SA	78,368	3,142,978
Aena SME SA (d)	28,164	5,157,716
Amadeus IT Holding SA Class A	169,303	10,746,330
Banco Bilbao Vizcaya Argentaria SA	2,199,545	23,785,813
Banco Santander SA (Spain)	6,102,525	29,782,187
CaixaBank SA	1,416,738	7,471,252
Cellnex Telecom SA (d)	173,734	5,742,724
EDP Renovaveis SA	114,469	1,572,216
Enagas SA	92,092	1,352,341
Endesa SA	119,589	2,182,394
Grifols SA (b)	113,997	1,051,852
Iberdrola SA	2,311,820	28,346,558
Industria de Diseno Textil SA	410,850	18,787,973
Redeia Corp. SA	150,971	2,521,469
Repsol SA	459,045	7,205,204
Telefonica SA	1,841,435	8,248,887
TOTAL SPAIN		158,204,578
Sweden - 1.9%
Alfa Laval AB	110,027	4,728,393
ASSA ABLOY AB (B Shares)	378,559	10,002,065
Atlas Copco AB:
(A Shares)	1,012,792	17,740,154
(B Shares)	588,444	8,943,811
Beijer Ref AB (B Shares) (a)	145,710	2,095,001
Boliden AB	103,304	3,450,528
Epiroc AB:
(A Shares)	244,359	4,517,557
(B Shares)	151,002	2,529,397
EQT AB	141,187	3,872,893
Essity AB (B Shares)	229,140	5,709,579
Evolution AB (d)	68,862	7,698,267
Fastighets AB Balder (b)	241,328	1,553,027
Getinge AB (B Shares)	87,242	1,860,356
H&M Hennes & Mauritz AB (B Shares) (a)	243,406	3,903,852
Hexagon AB (B Shares)	779,698	8,260,112
Holmen AB (B Shares)	28,995	1,135,552
Husqvarna AB (B Shares)	128,410	1,056,606
Industrivarden AB:
(A Shares)	48,599	1,575,221
(C Shares)	54,862	1,776,728
Indutrade AB	103,613	2,427,578
Investment AB Latour (B Shares)	55,152	1,348,723
Investor AB:
(A Shares)	32,388	795,858
(B Shares)	618,602	15,287,671
L E Lundbergforetagen AB	28,125	1,398,543
Lifco AB	88,520	2,168,742
Nibe Industrier AB (B Shares) (a)	571,418	2,675,508
Saab AB (B Shares)	30,236	2,410,561
Sagax AB	78,998	1,994,233
Sandvik AB (a)	401,067	8,104,753
Securitas AB (B Shares) (a)	186,986	1,891,001
Skandinaviska Enskilda Banken AB (A Shares)	597,974	7,884,072
Skanska AB (B Shares)	128,557	2,238,000
SKF AB (B Shares)	130,903	2,731,996
Svenska Cellulosa AB SCA (B Shares) (a)	228,842	3,365,018
Svenska Handelsbanken AB (A Shares)	546,686	4,688,011
Swedbank AB (A Shares)	318,506	6,138,677
Swedish Orphan Biovitrum AB (b)	72,181	1,869,302
Tele2 AB (B Shares)	203,280	1,901,761
Telefonaktiebolaget LM Ericsson (B Shares)	1,099,309	5,578,870
Telia Co. AB	890,732	2,041,658
Volvo AB:
(A Shares)	76,105	2,022,027
(B Shares)	568,032	14,607,480
Volvo Car AB	283,604	898,905
TOTAL SWEDEN		188,878,047
Switzerland - 3.8%
ABB Ltd. (Reg.)	603,743	29,334,929
Adecco SA (Reg.)	60,257	2,113,338
Alcon, Inc. (Switzerland)	188,746	14,598,684
Avolta AG (b)	37,638	1,423,351
Bachem Holding AG (B Shares)	12,198	1,063,551
Baloise Holdings AG	17,158	2,590,732
Banque Cantonale Vaudoise	11,162	1,168,109
Barry Callebaut AG	1,365	2,203,601
BKW AG	8,018	1,188,853
Clariant AG (Reg.)	80,543	1,207,378
Compagnie Financiere Richemont SA Series A	202,623	28,007,975
DSM-Firmenich AG	69,914	7,886,512
Ems-Chemie Holding AG	2,669	2,139,846
Geberit AG (Reg.)	12,551	6,739,378
Givaudan SA	3,482	14,946,937
Helvetia Holding AG (Reg.)	13,947	1,825,210
Julius Baer Group Ltd.	77,506	4,158,845
Kuehne & Nagel International AG	20,489	5,431,786
Lindt & Spruengli AG	41	4,745,608
Lindt & Spruengli AG (participation certificate)	364	4,201,295
Logitech International SA (Reg.)	61,754	4,840,896
Lonza Group AG	28,090	15,505,502
Novartis AG	772,130	74,941,049
Partners Group Holding AG	8,518	11,022,204
Sandoz Group AG	154,152	5,239,153
Schindler Holding AG:
(participation certificate)	14,846	3,714,528
(Reg.)	9,290	2,268,812
SGS SA (Reg.)	58,709	5,176,994
Sig Group AG	113,861	2,279,078
Sika AG	57,546	16,482,852
Sonova Holding AG	19,085	5,302,485
Straumann Holding AG	41,953	5,613,510
Swatch Group AG (Bearer)	10,855	2,280,758
Swatch Group AG (Bearer) (Reg.)	20,815	864,980
Swiss Life Holding AG	11,071	7,479,022
Swiss Prime Site AG	28,681	2,655,157
Swisscom AG	9,713	5,320,093
Temenos AG	24,303	1,520,177
UBS Group AG	1,239,349	32,721,240
VAT Group AG (d)	10,172	5,120,027
Zurich Insurance Group Ltd.	55,113	26,631,705
TOTAL SWITZERLAND		373,956,140
Taiwan - 4.7%
Accton Technology Corp.	190,000	2,657,054
Acer, Inc.	1,092,288	1,500,265
Advantech Co. Ltd.	175,411	2,036,651
Alchip Technologies Ltd.	28,000	2,636,126
ASE Technology Holding Co. Ltd.	1,155,840	5,190,413
Asia Cement Corp.	884,466	1,184,143
ASUSTeK Computer, Inc.	265,000	3,468,701
AUO Corp.	2,400,000	1,339,598
Catcher Technology Co. Ltd.	215,000	1,433,578
Cathay Financial Holding Co. Ltd.	3,575,869	5,519,729
Chailease Holding Co. Ltd.	577,746	3,041,766
Chang Hwa Commercial Bank	2,020,454	1,127,770
Cheng Shin Rubber Industry Co. Ltd.	745,899	1,074,963
China Airlines Ltd.	1,067,490	682,404
China Development Financial Ho (b)	6,038,405	2,519,830
China Steel Corp.	4,461,426	3,392,769
Chunghwa Telecom Co. Ltd.	1,425,000	5,406,561
Compal Electronics, Inc.	1,583,000	1,723,602
CTBC Financial Holding Co. Ltd.	6,625,579	6,902,948
Delta Electronics, Inc.	733,621	7,171,793
E Ink Holdings, Inc.	324,000	2,067,721
E.SUN Financial Holdings Co. Ltd.	5,245,130	4,399,658
ECLAT Textile Co. Ltd.	65,941	1,035,680
eMemory Technology, Inc.	24,000	1,610,233
EVA Airways Corp.	1,009,000	1,095,072
Evergreen Marine Corp. (Taiwan)	385,248	2,234,524
Far Eastern New Century Corp.	1,109,664	1,104,969
Far EasTone Telecommunications Co. Ltd.	652,000	1,614,354
Feng Tay Enterprise Co. Ltd.	201,244	998,831
First Financial Holding Co. Ltd.	4,059,596	3,397,200
Formosa Chemicals & Fibre Corp.	1,372,590	2,328,764
Formosa Petrochemical Corp.	427,000	941,925
Formosa Plastics Corp.	1,428,480	2,995,810
Fubon Financial Holding Co. Ltd.	2,927,900	6,183,014
Gigabyte Technology Co. Ltd.	192,000	1,728,454
Global Unichip Corp.	36,000	1,492,477
GlobalWafers Co. Ltd.	81,000	1,284,733
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,712,990	22,395,592
Hotai Motor Co. Ltd.	117,220	2,220,443
Hua Nan Financial Holdings Co. Ltd.	3,349,423	2,422,085
Innolux Corp.	3,337,636	1,448,959
Inventec Corp.	1,014,280	1,624,233
Largan Precision Co. Ltd.	38,000	2,528,499
Lite-On Technology Corp.	759,910	2,295,991
MediaTek, Inc.	572,970	17,245,006
Mega Financial Holding Co. Ltd.	4,405,547	5,389,010
Micro-Star International Co. Ltd.	267,000	1,296,836
Nan Ya Plastics Corp.	1,802,780	3,124,790
Nan Ya Printed Circuit Board Corp.	85,000	483,126
Nanya Technology Corp.	477,000	961,086
Nien Made Enterprise Co. Ltd.	63,000	734,931
Novatek Microelectronics Corp.	219,000	4,130,696
Pegatron Corp.	742,000	2,209,024
PharmaEssentia Corp. (b)	87,000	780,867
Pou Chen Corp.	857,000	946,901
Powerchip Semiconductor Manufacturing Corp.	1,144,044	797,896
President Chain Store Corp.	216,000	1,813,250
Quanta Computer, Inc.	1,015,000	7,951,803
Realtek Semiconductor Corp.	182,090	2,867,391
Ruentex Development Co. Ltd.	566,851	665,764
Shin Kong Financial Holding Co. Ltd. (b)	4,876,475	1,286,359
Sinopac Financial Holdings Co.	3,991,390	2,680,495
Synnex Technology International Corp.	473,500	1,155,296
Taishin Financial Holdings Co. Ltd.	4,147,688	2,279,533
Taiwan Business Bank	2,371,840	1,229,244
Taiwan Cement Corp.	2,526,612	2,479,115
Taiwan Cooperative Financial Holding Co. Ltd.	3,841,229	3,081,431
Taiwan High Speed Rail Corp.	763,000	698,289
Taiwan Mobile Co. Ltd.	710,600	2,263,925
Taiwan Semiconductor Manufacturing Co. Ltd.	9,281,000	221,826,977
The Shanghai Commercial & Savings Bank Ltd.	1,432,059	2,035,930
Uni-President Enterprises Corp.	1,823,080	4,268,626
Unimicron Technology Corp.	512,000	2,826,339
United Microelectronics Corp.	4,236,000	6,496,716
Vanguard International Semiconductor Corp.	341,000	892,001
Voltronic Power Technology Corp.	25,000	1,180,827
Walsin Lihwa Corp.	1,086,312	1,224,876
Wan Hai Lines Ltd.	263,360	408,341
Winbond Electronics Corp.	1,153,582	913,235
Wistron Corp.	991,000	3,387,211
Wiwynn Corp.	36,000	2,556,453
WPG Holding Co. Ltd.	590,320	1,591,517
Yageo Corp.	125,352	2,386,776
Yang Ming Marine Transport Corp.	643,000	1,026,192
Yuanta Financial Holding Co. Ltd.	3,830,075	3,586,362
Zhen Ding Technology Holding Ltd.	263,302	930,319
TOTAL TAIWAN		457,550,647
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	228,500	1,210,764
Advanced Information Service PCL NVDR	226,800	1,201,756
Airports of Thailand PCL:
(For. Reg.)	841,000	1,472,582
NVDR	747,300	1,308,514
Asset World Corp. PCL:
(For. Reg.)	2,164,600	254,845
NVDR	974,800	114,766
Bangkok Dusit Medical Services PCL:
(For. Reg.)	2,030,000	1,580,924
NVDR	2,206,100	1,718,068
Bangkok Expressway and Metro PCL:
(For. Reg.)	1,674,400	372,778
NVDR	1,011,600	225,216
BTS Group Holdings PCL:
(For. Reg.)	1,613,500	273,513
NVDR	1,314,100	223,525
Bumrungrad Hospital PCL:
(For. Reg.)	104,400	687,212
NVDR	114,900	756,328
Central Pattana PCL:
(For. Reg.)	469,500	798,519
NVDR	282,600	480,642
Central Retail Corp. PCL:
(For. Reg.)	262,466	242,117
NVDR	414,100	381,995
Charoen Pokphand Foods PCL:
(For. Reg.)	706,700	375,900
NVDR	762,800	405,740
CP ALL PCL:
(For. Reg.)	1,177,300	1,814,636
NVDR	1,050,100	1,618,576
CP Axtra PCL NVDR	767,900	668,024
Delta Electronics PCL NVDR	1,157,500	2,153,115
Energy Absolute PCL:
(For. Reg.)	273,800	224,401
NVDR	344,500	282,345
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	139,900	182,920
NVDR	113,100	147,879
Gulf Energy Development PCL:
(For. Reg.)	350,400	377,482
NVDR	722,600	778,449
Home Product Center PCL:
(For. Reg.)	1,156,167	321,861
NVDR	1,042,400	290,190
Indorama Ventures PCL NVDR	597,000	382,129
Intouch Holdings PCL:
(For. Reg.)	169,100	303,755
NVDR	196,000	352,075
Kasikornbank PCL NVDR	217,200	760,385
Krung Thai Bank PCL:
(For. Reg.)	788,655	355,718
NVDR	527,800	238,061
Krungthai Card PCL:
(For. Reg.)	150,000	172,484
NVDR	224,400	258,036
Land & House PCL:
(For. Reg.)	2,087,000	417,763
NVDR	1,095,500	219,291
Minor International PCL:
(For. Reg.)	1,019,598	901,523
NVDR	303,500	268,353
Muangthai Leasing PCL:
(For. Reg.)	145,909	177,088
NVDR	134,200	162,877
PTT Exploration and Production PCL:
(For. Reg.)	372,744	1,555,103
NVDR	157,400	656,679
PTT Global Chemical PCL:
(For. Reg.)	534,039	525,317
NVDR	296,600	291,756
PTT Oil & Retail Business PCL NVDR	1,150,400	576,065
PTT PCL:
(For. Reg.)	2,596,900	2,347,168
NVDR	1,113,600	1,006,510
SCB X PCL:
(For. Reg.)	94,050	268,604
NVDR	222,500	635,455
SCG Packaging PCL NVDR	456,000	395,909
Siam Cement PCL:
(For. Reg.)	166,100	1,109,767
NVDR	134,700	899,974
Thai Oil PCL:
(For. Reg.)	321,912	467,780
NVDR	127,810	185,725
TMBThanachart Bank PCL NVDR	8,385,400	407,508
True Corp. PCL (b)	2,632,130	541,317
True Corp. PCL NVDR (b)	1,403,171	288,572
TOTAL THAILAND		40,074,329
Turkey - 0.2%
Akbank TAS	1,192,303	2,188,658
Aselsan A/S	519,979	975,375
Bim Birlesik Magazalar A/S JSC	172,637	2,062,929
Coca-Cola Icecek Sanayi A/S	29,051	650,337
Eregli Demir ve Celik Fabrikalari T.A.S.	516,164	686,280
Ford Otomotiv Sanayi A/S	25,189	866,434
Haci Omer Sabanci Holding A/S	373,148	1,063,462
Koc Holding A/S	288,320	2,012,865
Pegasus Hava Tasimaciligi A/S (b)	16,395	523,445
Sasa Polyester Sanayi A/S	525,181	669,404
Tofas Turk Otomobil Fabrikasi A/S	45,418	386,007
Turk Hava Yollari AO (b)	210,437	2,118,259
Turkcell Iletisim Hizmet A/S	465,592	1,161,599
Turkiye Is Bankasi A/S Series C	3,207,825	1,357,962
Turkiye Petrol Rafinerileri A/S	371,959	2,248,781
Turkiye Sise ve Cam Fabrikalari A/S	504,329	784,845
Yapi ve Kredi Bankasi A/S	1,222,059	1,218,050
TOTAL TURKEY		20,974,692
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	1,117,900	2,541,443
Abu Dhabi Islamic Bank	562,401	1,708,839
Abu Dhabi National Oil Co. for Distribution PJSC	1,161,689	1,103,840
Aldar Properties PJSC	1,473,281	2,190,126
Americana Restaurants International PLC	927,903	841,274
Dubai Islamic Bank Pakistan Ltd.	1,065,413	1,612,812
Emaar Properties PJSC	2,498,298	5,584,423
Emirates NBD Bank PJSC	719,252	3,329,054
Emirates Telecommunications Corp.	1,313,997	6,081,829
First Abu Dhabi Bank PJSC	1,667,354	5,665,435
Multiply Group (b)	1,431,968	896,710
NMC Health PLC (b)(e)	30,958	6
TOTAL UNITED ARAB EMIRATES		31,555,791
United Kingdom - 6.7%
3i Group PLC	364,772	13,032,374
Abrdn PLC	710,577	1,300,776
Admiral Group PLC	97,916	3,338,957
AngloGold Ashanti PLC	158,421	3,643,462
Ashtead Group PLC	164,372	11,998,944
Associated British Foods PLC	129,603	4,301,271
AstraZeneca PLC (United Kingdom)	584,012	88,331,203
Auto Trader Group PLC (d)	344,889	2,990,009
Aviva PLC	1,023,210	5,954,217
BAE Systems PLC	1,140,651	18,971,554
Barclays PLC	5,712,855	14,403,793
Barratt Developments PLC	369,228	2,097,844
Berkeley Group Holdings PLC	40,436	2,381,834
British American Tobacco PLC (United Kingdom)	759,019	22,281,972
BT Group PLC	2,438,828	3,126,671
Bunzl PLC	126,644	4,864,544
Burberry Group PLC	137,702	1,970,328
Centrica PLC	2,061,793	3,296,393
CK Hutchison Holdings Ltd.	1,008,393	4,897,539
Coca-Cola European Partners PLC	77,635	5,591,273
Compass Group PLC	642,382	17,867,038
Croda International PLC	50,537	2,911,146
DCC PLC (United Kingdom)	37,137	2,545,289
Diageo PLC	843,100	29,137,265
Entain PLC	237,333	2,332,737
Flutter Entertainment PLC (b)	66,750	12,448,564
Halma PLC	143,405	3,954,761
Hargreaves Lansdown PLC	136,354	1,386,562
HSBC Holdings PLC (United Kingdom)	7,216,713	62,554,131
Imperial Brands PLC	316,789	7,238,678
Informa PLC	522,152	5,192,237
InterContinental Hotel Group PLC	62,106	6,057,447
Intertek Group PLC	60,728	3,751,639
J Sainsbury PLC	623,500	2,052,135
JD Sports Fashion PLC	959,593	1,386,113
Kingfisher PLC	715,321	2,203,420
Land Securities Group PLC	262,306	2,132,108
Legal & General Group PLC	2,239,969	6,605,530
Lloyds Banking Group PLC	23,973,378	15,472,022
London Stock Exchange Group PLC	156,834	17,289,397
M&G PLC	830,898	2,087,918
Melrose Industries PLC	506,719	4,000,373
National Grid PLC	1,405,772	18,439,740
NatWest Group PLC	2,162,365	8,161,595
Next PLC	45,276	5,096,242
Ocado Group PLC (a)(b)	217,825	961,079
Pearson PLC	239,758	2,909,185
Pepco Group NV (a)(b)	63,590	302,399
Persimmon PLC	118,394	1,929,127
Phoenix Group Holdings PLC	284,254	1,739,719
Reckitt Benckiser Group PLC	269,091	15,044,072
RELX PLC (London Stock Exchange)	710,050	29,173,740
Rentokil Initial PLC	948,336	4,787,175
Rolls-Royce Holdings PLC (b)	3,172,449	16,268,399
Sage Group PLC	385,926	5,622,847
Schroders PLC	299,338	1,319,605
Segro PLC	479,051	5,076,113
Severn Trent PLC	101,450	3,127,338
Smith & Nephew PLC	329,826	3,996,058
Smiths Group PLC	131,240	2,650,094
Spirax-Sarco Engineering PLC	27,487	3,037,937
SSE PLC	409,570	8,513,486
St. James's Place PLC	204,211	1,111,529
Standard Chartered PLC (United Kingdom)	860,456	7,392,643
Taylor Wimpey PLC	1,308,117	2,155,981
Tesco PLC	2,662,991	9,831,952
Unilever PLC	941,703	48,715,056
United Utilities Group PLC	256,613	3,349,197
Vodafone Group PLC	8,436,908	7,114,862
Vodafone Group PLC sponsored ADR	20,171	169,638
Whitbread PLC	71,168	2,816,349
Wise PLC (b)	231,557	2,246,741
WPP PLC	405,762	4,067,019
TOTAL UNITED KINGDOM		656,508,385
United States of America - 5.9%
BP PLC	6,449,574	41,571,613
Brookfield Renewable Corp.	50,353	1,169,716
BRP, Inc.	13,044	877,591
CRH PLC	261,362	20,365,834
CSL Ltd.	182,197	32,372,059
CyberArk Software Ltd. (b)	15,819	3,784,696
Experian PLC	345,090	13,918,841
Ferrovial SE	196,415	7,084,956
GFL Environmental, Inc.	88,122	2,812,043
GSK PLC	1,550,003	32,157,788
Haleon PLC	2,609,944	11,022,689
Holcim AG	196,392	16,439,538
James Hardie Industries PLC CDI (b)	165,293	5,682,435
JBS SA	295,200	1,332,567
Legend Biotech Corp. ADR (b)	27,063	1,183,736
Monday.com Ltd. (b)	10,986	2,079,979
Nestle SA (Reg. S)	1,005,960	100,998,583
Parade Technologies Ltd.	28,000	634,542
QIAGEN NV (Germany)	83,667	3,489,431
Roche Holding AG:
(Bearer)	11,964	3,134,002
(participation certificate)	264,834	63,457,992
Sanofi SA	428,879	42,370,249
Schneider Electric SA	205,145	46,775,790
Shell PLC (London)	2,449,072	87,061,124
Stellantis NV (Italy)	834,372	18,592,425
Swiss Re Ltd.	113,780	12,355,202
Tenaris SA	177,446	2,968,381
TOTAL UNITED STATES OF AMERICA		575,693,802
Zambia - 0.0%
First Quantum Minerals Ltd.	266,971	3,389,862
TOTAL COMMON STOCKS (Cost $8,324,720,821)		9,483,171,263

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	1,992,644	5,372,456
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	100,707	806,028
Companhia Energetica de Minas Gerais (CEMIG) (PN)	689,526	1,686,567
Companhia Paranaense de Energia-COPEL (PN-B)	428,100	749,418
Gerdau SA	526,248	1,850,574
Itau Unibanco Holding SA	1,816,721	10,971,839
Itausa-Investimentos Itau SA (PN)	2,040,280	3,756,322
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,818,700	14,717,439
TOTAL BRAZIL		39,910,643
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	54,137	2,472,691
Colombia - 0.0%
Bancolombia SA (PN)	165,777	1,356,473
France - 0.0%
Air Liquide SA (b)	8,637	1,689,213
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	22,406	2,307,477
Dr. Ing. h.c. F. Porsche AG Series F (d)	42,877	3,817,187
Henkel AG & Co. KGaA	64,126	5,094,282
Porsche Automobil Holding SE (Germany)	58,129	2,961,760
Sartorius AG (non-vtg.)	9,948	2,997,040
Volkswagen AG	78,159	9,574,875
TOTAL GERMANY		26,752,621
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	8,326	944,764
Hyundai Motor Co. Ltd. Series 2	14,595	1,663,070
LG Chemical Ltd.	3,195	611,473
LG H & H Co. Ltd.	694	93,401
Samsung Electronics Co. Ltd.	317,192	14,768,590
TOTAL KOREA (SOUTH)		18,081,298
Russia - 0.0%
Surgutneftegas OJSC (b)(e)	2,913,333	50,470
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $89,807,212)		90,313,409

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	4,338

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $9,968,005)	10,000,000	9,967,733

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	241,575,733	241,624,049
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	58,768,361	58,774,238
TOTAL MONEY MARKET FUNDS (Cost $300,398,287)		300,398,287

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $8,724,908,284)	9,883,855,030
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(47,447,078)
NET ASSETS - 100.0%	9,836,407,952

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,507	Jun 2024	170,856,125	(3,221,175)	(3,221,175)
ICE MSCI Emerging Markets Index Contracts (United States)	1,437	Jun 2024	74,867,700	99,356	99,356
TME S&P/TSX 60 Index Contracts (Canada)	107	Jun 2024	20,293,975	(195,484)	(195,484)

TOTAL FUTURES CONTRACTS					(3,317,303)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $203,820,019 or 2.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,967,733.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	93,306,422	926,029,634	777,711,804	5,864,491	(203)	-	241,624,049	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	30,949,089	143,210,957	115,385,808	344,404	-	-	58,774,238	0.2%
Total	124,255,511	1,069,240,591	893,097,612	6,208,895	(203)	-	300,398,287

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	495,192,795	93,138,216	401,664,711	389,868
Consumer Discretionary	1,115,266,763	284,648,481	830,586,695	31,587
Consumer Staples	714,934,056	203,847,197	511,086,858	1
Energy	555,235,191	206,475,165	346,529,403	2,230,623
Financials	2,051,505,605	819,985,718	1,231,270,575	249,312
Health Care	889,733,151	130,614,029	759,119,116	6
Industrials	1,324,774,401	418,030,124	906,696,528	47,749
Information Technology	1,223,340,540	266,618,119	956,722,420	1
Materials	722,436,535	308,349,068	413,604,803	482,664
Real Estate	186,739,681	47,774,174	138,965,507	-
Utilities	294,325,954	94,974,999	199,282,855	68,100

Corporate Bonds	4,338	-	4,338	-

Government Obligations	9,967,733	-	9,967,733	-

Money Market Funds	300,398,287	300,398,287	-	-
Total Investments in Securities:	9,883,855,030	3,174,853,577	6,705,501,542	3,499,911
Derivative Instruments: Assets
Futures Contracts	99,356	99,356	-	-
Total Assets	99,356	99,356	-	-
Liabilities
Futures Contracts	(3,416,659)	(3,416,659)	-	-
Total Liabilities	(3,416,659)	(3,416,659)	-	-
Total Derivative Instruments:	(3,317,303)	(3,317,303)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	99,356	(3,416,659)
Total Equity Risk	99,356	(3,416,659)
Total Value of Derivatives	99,356	(3,416,659)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Global ex U.S. Index Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,845,769) - See accompanying schedule:
Unaffiliated issuers (cost $8,424,509,997)	$9,583,456,743
Fidelity Central Funds (cost $300,398,287)	300,398,287

Total Investment in Securities (cost $8,724,908,284)		$9,883,855,030
Segregated cash with brokers for derivative instruments		728,927
Foreign currency held at value (cost $10,362,636)		10,249,811
Receivable for fund shares sold		6,104,933
Dividends receivable		31,410,093
Reclaims receivable		21,596,389
Distributions receivable from Fidelity Central Funds		867,971
Total assets		9,954,813,154
Liabilities
Payable for investments purchased on a delayed delivery basis	$361,865
Payable for fund shares redeemed	31,612,492
Accrued management fee	452,913
Payable for daily variation margin on futures contracts	3,988,230
Deferred taxes	23,210,274
Other payables and accrued expenses	6,593
Collateral on securities loaned	58,772,835
Total liabilities		118,405,202
Net Assets		$9,836,407,952
Net Assets consist of:
Paid in capital		$9,392,157,342
Total accumulated earnings (loss)		444,250,610
Net Assets		$9,836,407,952
Net Asset Value, offering price and redemption price per share ($9,836,407,952 ÷ 682,756,870 shares)		$14.41
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$140,688,008
Interest		285,782
Income from Fidelity Central Funds (including $344,404 from security lending)		6,208,895
Income before foreign taxes withheld		$147,182,685
Less foreign taxes withheld		(10,613,955)
Total income		136,568,730
Expenses
Management fee	$2,613,912
Independent trustees' fees and expenses	13,495
Total expenses before reductions	2,627,407
Expense reductions	(49,095)
Total expenses after reductions		2,578,312
Net Investment income (loss)		133,990,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $121,202)	(78,219,374)
Fidelity Central Funds	(203)
Foreign currency transactions	(772,050)
Futures contracts	31,258,126
Total net realized gain (loss)		(47,733,501)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $11,830,513)	1,307,277,427
Assets and liabilities in foreign currencies	(194,047)
Futures contracts	(1,599,028)
Total change in net unrealized appreciation (depreciation)		1,305,484,352
Net gain (loss)		1,257,750,851
Net increase (decrease) in net assets resulting from operations		$1,391,741,269
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,990,418	$275,258,066
Net realized gain (loss)	(47,733,501)	(221,998,269)
Change in net unrealized appreciation (depreciation)	1,305,484,352	915,261,834
Net increase (decrease) in net assets resulting from operations	1,391,741,269	968,521,631
Distributions to shareholders	(273,194,043)	(208,386,222)

Share transactions
Proceeds from sales of shares	1,656,613,327	3,103,954,657
Reinvestment of distributions	258,456,453	198,751,243
Cost of shares redeemed	(1,525,903,312)	(3,207,929,609)

Net increase (decrease) in net assets resulting from share transactions	389,166,468	94,776,291
Total increase (decrease) in net assets	1,507,713,694	854,911,700

Net Assets
Beginning of period	8,328,694,258	7,473,782,558
End of period	$9,836,407,952	$8,328,694,258

Other Information
Shares
Sold	117,615,959	233,829,985
Issued in reinvestment of distributions	18,824,212	15,938,351
Redeemed	(107,362,583)	(240,542,102)
Net increase (decrease)	29,077,588	9,226,234

Financial Highlights
Fidelity® Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.74	$11.60	$15.79	$12.43	$13.09	$12.07
Income from Investment Operations
Net investment income (loss) A,B	.20	.42	.42	.38	.29	.41
Net realized and unrealized gain (loss)	1.89	1.05	(4.21)	3.23	(.57)	.91
Total from investment operations	2.09	1.47	(3.79)	3.61	(.28)	1.32
Distributions from net investment income	(.42)	(.33)	(.40)	(.25)	(.38)	(.30)
Total distributions	(.42)	(.33)	(.40)	(.25)	(.38)	(.30)
Net asset value, end of period	$14.41	$12.74	$11.60	$15.79	$12.43	$13.09
Total Return C,D	16.54%	12.74%	(24.56)%	29.25%	(2.25)%	11.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.06% G	.06%	.06%	.05% H	.06%	.06%
Expenses net of fee waivers, if any	.06 % G	.06%	.06%	.05% H	.06%	.06%
Expenses net of all reductions	.05% G	.05%	.06%	.05% H	.06%	.06%
Net investment income (loss)	2.80% G	3.13%	3.06%	2.46%	2.37%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$9,836,408	$8,328,694	$7,473,783	$9,132,488	$5,621,566	$5,343,395
Portfolio turnover rate I	3 % G	8%	5% J	5% J	5%	5% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable. Fidelity Global ex U.S. Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Index Fund	7,386,289,874	1,617,766,411	(1,500,519,837)	117,246,574
Fidelity Global ex U.S. Index Fund	8,798,721,920	2,255,310,517	(1,173,494,710)	1,081,815,807

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Index Fund	(155,918,326)	(507,482,980)	(663,401,306)
Fidelity Global ex U.S. Index Fund	(93,999,433)	(565,387,226)	(659,386,659)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	368,820,756	81,653,637
Fidelity Global ex U.S. Index Fund	287,491,510	128,202,126
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .075% and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .075%, and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global Ex-U.S. Index Fund, respectively. These expense contracts will remain in place through December 31, 2024.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Index Fund	46,665	-	-
Fidelity Global ex U.S. Index Fund	36,615	-	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Index Fund	44,144
Fidelity Global ex U.S. Index Fund	49,095
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Multi-Asset Index Fund
Fidelity Emerging Markets Index Fund	11%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Emerging Markets Index Fund	.07%
Actual		$ 1,000	$ 1,139.60	$ .37
Hypothetical-B		$ 1,000	$ 1,024.52	$ .35

Fidelity® Global ex U.S. Index Fund	.06%
Actual		$ 1,000	$ 1,165.40	$ .32
Hypothetical-B		$ 1,000	$ 1,024.57	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.929371.112
EMX-I-GUX-I-SANN-0624
Fidelity® SAI Emerging Markets Value Index Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	7.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.5
Tencent Holdings Ltd. (China, Interactive Media & Services)	2.6
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment, Instruments & Components)	2.2
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.9
China Construction Bank Corp. (H Shares) (China, Banks)	1.9
JD.com, Inc. Class A (China, Broadline Retail)	1.7
Bank of China Ltd. (H Shares) (China, Banks)	1.6
Alibaba Group Holding Ltd. (China, Broadline Retail)	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.5
25.5

Market Sectors (% of Fund's net assets)

Financials	24.1
Information Technology	23.5
Consumer Discretionary	12.7
Communication Services	7.8
Materials	6.7
Industrials	6.5
Energy	5.4
Consumer Staples	4.3
Utilities	3.1
Health Care	3.1
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Futures - 1.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value ($)
Brazil - 2.7%
Banco do Brasil SA	8,738,200	46,142,866
Telefonica Brasil SA	1,065,300	9,712,148
Vale SA	5,363,400	65,371,796
Vibra Energia SA	16,100	72,739
TOTAL BRAZIL		121,299,549
China - 20.3%
Agricultural Bank of China Ltd. (H Shares)	93,739,000	41,799,245
Alibaba Group Holding Ltd.	7,550,400	70,694,883
Anhui Conch Cement Co. Ltd. (H Shares)	3,606,500	8,367,317
Bank of China Ltd. (H Shares)	158,910,000	71,269,618
Bank of Communications Co. Ltd. (H Shares)	65,129,000	46,896,736
Beijing Enterprises Holdings Ltd.	1,460,200	4,674,905
China CITIC Bank Corp. Ltd. (H Shares)	27,684,000	16,196,070
China Construction Bank Corp. (H Shares)	128,225,000	82,960,430
China Galaxy Securities Co. Ltd. (H Shares)	10,580,500	5,731,110
China Merchants Bank Co. Ltd. (H Shares)	9,844,500	42,635,128
China Minsheng Banking Corp. Ltd. (H Shares)	20,044,500	7,333,910
China Overseas Land and Investment Ltd.	11,348,000	20,867,531
China Railway Group Ltd. (H Shares)	12,831,000	6,331,571
China Resources Land Ltd.	2,879,000	10,352,415
China State Construction International Holdings Ltd.	5,377,400	5,673,710
China Tower Corp. Ltd. (H Shares) (a)	142,302,000	16,657,779
CITIC Pacific Ltd.	19,517,000	18,470,936
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	10,230,300	13,236,307
CRRC Corp. Ltd. (H Shares)	13,330,000	7,358,067
GCL Technology Holdings Ltd.	62,560,000	9,265,946
Geely Automobile Holdings Ltd.	15,958,000	19,206,388
Hengan International Group Co. Ltd.	1,984,500	6,662,306
Industrial & Commercial Bank of China Ltd. (H Shares)	125,674,000	67,389,989
JD.com, Inc. Class A	5,231,450	75,376,679
Kunlun Energy Co. Ltd.	12,146,000	11,774,079
Lenovo Group Ltd.	20,118,000	22,627,915
Longfor Properties Co. Ltd. (a)(b)	5,226,620	7,741,385
PDD Holdings, Inc. ADR (c)	80,483	10,074,862
People's Insurance Co. of China Group Ltd. (H Shares)	25,014,000	8,210,227
Postal Savings Bank of China Co. Ltd. (H Shares) (a)	23,010,000	11,922,695
Qifu Technology, Inc. ADR	393,913	7,204,669
Sinopharm Group Co. Ltd. (H Shares)	4,092,000	10,333,782
SITC International Holdings Co. Ltd.	3,927,000	8,516,074
Tencent Holdings Ltd.	2,570,300	112,792,990
Yangzijiang Shipbuilding Holdings Ltd.	8,240,900	10,578,125
TOTAL CHINA		897,185,779
Czech Republic - 0.1%
CEZ A/S	151,705	5,599,823
Egypt - 0.1%
Commercial International Bank SAE	1,445,360	2,171,816
Greece - 0.5%
Eurobank Ergasias Services and Holdings SA (c)	4,560,145	9,781,839
National Bank of Greece SA (c)	1,474,544	11,896,668
TOTAL GREECE		21,678,507
Hong Kong - 0.5%
Orient Overseas International Ltd.	402,700	5,873,390
WH Group Ltd. (a)	23,867,000	17,347,493
TOTAL HONG KONG		23,220,883
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,374,371	11,278,926
Richter Gedeon PLC	87	2,215
TOTAL HUNGARY		11,281,141
India - 21.2%
Aurobindo Pharma Ltd.	837,616	11,556,733
Bank of Baroda	3,154,034	10,601,847
Britannia Industries Ltd.	159,861	9,134,289
Canara Bank Ltd.	1,106,445	8,222,072
Cipla Ltd./India (c)	1,610,798	26,957,559
Dr. Reddy's Laboratories Ltd.	362,529	26,894,766
Federal Bank Ltd.	5,479,180	10,639,446
GAIL India Ltd.	7,477,336	18,673,958
HCL Technologies Ltd.	2,756,896	44,965,942
HDFC Bank Ltd.	1,216,134	22,079,430
Hero Motocorp Ltd.	396,214	21,497,234
Hindalco Industries Ltd.	4,454,407	34,248,085
IDFC Ltd. (c)	4,049,720	5,888,427
Indus Towers Ltd. (c)	2,547,660	10,779,315
Infosys Ltd.	2,481,421	41,885,688
ITC Ltd.	9,127,663	47,580,250
LIC Housing Finance Ltd.	922,585	7,428,113
Mahindra & Mahindra Ltd.	2,404,268	61,997,798
MakeMyTrip Ltd. (c)	162,054	10,729,595
Maruti Suzuki India Ltd.	273,549	41,955,761
NMDC Ltd.	3,403,873	10,326,704
NTPC Ltd.	11,717,954	50,910,991
Oil & Natural Gas Corp. Ltd.	11,892,783	40,135,717
Power Finance Corp. Ltd.	4,428,037	23,334,658
REC Ltd.	3,774,131	22,856,038
Reliance Industries Ltd.	900,934	31,617,629
State Bank of India	5,443,155	53,751,944
Sun Pharmaceutical Industries Ltd.	2,609,939	46,874,662
Tata Motors Ltd.	4,986,430	60,114,555
Tata Steel Ltd.	24,021,848	47,338,004
Tech Mahindra Ltd.	1,904,541	28,681,288
Union Bank of India Ltd.	4,520,881	8,330,929
Vedanta Ltd.	3,627,415	17,307,500
Wipro Ltd.	4,299,764	23,672,595
TOTAL INDIA		938,969,522
Indonesia - 1.5%
PT Adaro Energy Indonesia Tbk	42,918,600	7,132,974
PT Astra International Tbk	61,727,700	19,478,512
PT Indofood Sukses Makmur Tbk	13,388,100	5,141,087
PT Telkom Indonesia Persero Tbk	144,367,700	27,986,906
PT United Tractors Tbk	4,550,100	6,934,788
TOTAL INDONESIA		66,674,267
Korea (South) - 12.4%
Hana Financial Group, Inc.	891,548	37,497,383
Hankook Tire Co. Ltd.	226,656	9,590,613
HMM Co. Ltd.	882,520	10,047,639
Hyundai Engineering & Construction Co. Ltd.	220,729	5,607,372
Hyundai Glovis Co. Ltd.	67,471	8,807,916
Hyundai Mobis	192,641	31,427,706
Hyundai Motor Co. Ltd.	332,985	59,728,314
Industrial Bank of Korea	972,708	9,751,775
KB Financial Group, Inc.	1,117,608	60,445,943
Kia Corp.	608,541	51,412,854
Korea Investment Holdings Co. Ltd.	136,268	6,567,879
Korean Air Lines Co. Ltd.	561,449	8,443,046
Kumho Petro Chemical Co. Ltd.	55,777	5,532,189
LG Electronics, Inc.	234,775	15,592,739
Samsung Electronics Co. Ltd.	2,795,957	154,982,763
Shinhan Financial Group Co. Ltd.	1,493,438	50,035,024
Woori Financial Group, Inc.	2,040,845	20,855,483
TOTAL KOREA (SOUTH)		546,326,638
Kuwait - 0.7%
Agility Global PLC (d)(e)	9,140,210	370,590
Agility Public Warehousing Co. KSC (e)	4,570,105	4,869,541
Mobile Telecommunication Co.	6,333,808	10,025,619
National Bank of Kuwait	5,794,242	16,256,955
TOTAL KUWAIT		31,522,705
Malaysia - 1.5%
AMMB Holdings Bhd	6,670,394	5,863,424
Genting Bhd	6,738,886	6,369,473
Kuala Lumpur Kepong Bhd	1,714,214	8,280,169
PPB Group Bhd	2,169,102	7,145,827
RHB Bank Bhd	6,081,681	7,000,646
Sime Darby Plantation Bhd	11,388,390	10,635,150
Telekom Malaysia Bhd	4,791,650	6,209,929
Tenaga Nasional Bhd	5,879,641	14,722,860
TOTAL MALAYSIA		66,227,478
Mexico - 2.3%
Alfa SA de CV Series A	9,551,838	7,025,563
America Movil S.A.B. de CV Series L	52,591,815	50,072,093
CEMEX S.A.B. de CV unit (c)	18,292,792	14,490,503
Fibra Uno Administracion SA de CV	8,593,143	12,334,859
Orbia Advance Corp. S.A.B. de CV	2,942,148	4,832,949
Ternium SA sponsored ADR	149,661	6,300,728
Terrafina (b)	2,355,661	5,791,950
TOTAL MEXICO		100,848,645
Peru - 0.2%
Credicorp Ltd. (United States)	54,335	8,998,419
Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	6,855,029	4,997,021
Ayala Corp.	756,049	8,043,276
JG Summit Holdings, Inc.	4,522,233	2,642,626
PLDT, Inc.	261,572	6,096,695
Universal Robina Corp.	2,657,078	4,712,695
TOTAL PHILIPPINES		26,492,313
Poland - 1.1%
Bank Polska Kasa Opieki SA	114,068	4,752,365
KGHM Polska Miedz SA (Bearer)	414,734	14,380,322
Orlen SA	1,770,158	28,993,516
TOTAL POLAND		48,126,203
Qatar - 0.8%
Barwa Real Estate Co.	6,493,309	5,011,315
Industries Qatar QSC	4,734,964	15,930,598
Ooredoo QSC	2,344,372	6,432,375
Qatar National Bank SAQ	1,932,740	7,362,566
The Commercial Bank of Qatar	744,678	849,395
TOTAL QATAR		35,586,249
Russia - 0.0%
Gazprom OAO (c)(e)	9,889,350	1,030,379
Inter Rao Ues JSC (c)(e)	63,735,100	349,878
Magnit OJSC (c)(e)	135,409	2,770
Sberbank of Russia (c)(e)	440,500	2,697
Surgutneftegas OJSC (c)(e)	29,672,400	361,526
VK Co. Ltd. GDR (Reg. S) (c)(e)	217,763	2
VTB Bank OJSC (c)(e)	9,075,720,096	345,256
TOTAL RUSSIA		2,092,508
Saudi Arabia - 3.3%
Almarai Co. Ltd.	701,390	10,622,021
Banque Saudi Fransi	1,304,670	12,748,935
Etihad Etisalat Co.	1,150,583	15,952,199
Riyad Bank	2,441,578	18,032,238
Sabic Agriculture-Nutrients Co.	275,724	8,512,995
Sahara International Petrochemical Co.	1,095,794	10,021,259
Saudi Electricity Co.	2,414,162	11,985,201
Saudi Telecom Co.	4,848,396	48,670,109
The Savola Group	797,909	10,743,456
TOTAL SAUDI ARABIA		147,288,413
South Africa - 2.6%
Absa Group Ltd. (b)	2,536,501	19,559,150
Aspen Pharmacare Holdings Ltd.	1,103,087	13,140,984
Bidvest Group Ltd./The	663,910	8,658,082
Exxaro Resources Ltd.	734,998	7,042,078
Impala Platinum Holdings Ltd.	2,674,844	11,907,214
MTN Group Ltd.	5,114,042	24,510,619
Sasol Ltd.	1,760,322	12,366,815
Sibanye-Stillwater Ltd.	8,629,498	9,849,281
Vodacom Group Ltd.	2,091,017	10,006,272
TOTAL SOUTH AFRICA		117,040,495
Taiwan - 19.4%
Acer, Inc.	9,077,000	12,467,324
ASE Technology Holding Co. Ltd.	10,419,000	46,787,547
ASUSTeK Computer, Inc.	2,054,000	26,885,707
Catcher Technology Co. Ltd.	2,075,000	13,835,695
Cathay Financial Holding Co. Ltd.	28,093,023	43,364,529
Cheng Shin Rubber Industry Co. Ltd.	1,351,000	1,947,012
Compal Electronics, Inc.	12,633,000	13,755,060
EVA Airways Corp.	8,231,000	8,933,139
Evergreen Marine Corp. (Taiwan)	3,098,300	17,970,828
Far Eastern New Century Corp.	11,589,900	11,540,861
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,384,000	96,862,449
Largan Precision Co. Ltd.	309,000	20,560,687
Novatek Microelectronics Corp.	1,686,000	31,800,697
Pegatron Corp.	6,257,000	18,627,851
Pou Chen Corp.	7,638,000	8,439,243
Powertech Technology, Inc.	2,153,000	11,445,133
Radiant Opto-Electronics Corp.	1,418,000	8,630,062
Simplo Technology Co. Ltd.	564,000	7,518,358
Sino-American Silicon Products, Inc.	1,698,000	10,091,511
Taiwan Semiconductor Manufacturing Co. Ltd.	12,922,000	308,851,255
Uni-President Enterprises Corp.	14,555,000	34,079,609
United Microelectronics Corp.	34,562,000	53,007,434
Wan Hai Lines Ltd.	4,279,000	6,634,608
WT Microelectronics Co. Ltd.	1,497,000	6,821,895
Yageo Corp.	1,020,000	19,421,400
Yang Ming Marine Transport Corp.	5,325,000	8,498,398
Zhen Ding Technology Holding Ltd.	1,935,400	6,838,306
TOTAL TAIWAN		855,616,598
Thailand - 1.2%
Bangkok Bank PCL:
(For. Reg.)	400	1,472
NVDR	1,745,900	6,424,004
Charoen Pokphand Foods PCL NVDR	10,258,200	5,456,428
Kasikornbank PCL:
(For. Reg.)	7,700	26,957
NVDR	3,449,800	12,077,240
PTT Exploration and Production PCL NVDR	2,957,600	12,339,223
SCB X PCL NVDR	2,351,800	6,716,683
Thai Beverage PCL (b)	26,050,800	9,433,383
TOTAL THAILAND		52,475,390
Turkey - 0.9%
Haci Omer Sabanci Holding A/S	359,566	1,024,754
Koc Holding A/S	3,851,195	26,886,570
Turkiye Is Bankasi A/S Series C	24,308,773	10,290,579
TOTAL TURKEY		38,201,903
United Arab Emirates - 1.3%
Air Arabia PJSC (c)	6,973,280	5,088,184
Emaar Properties PJSC	4,694,427	10,493,410
Emirates NBD Bank PJSC	7,512,409	34,771,149
Multiply Group (c)	11,271,025	7,058,008
TOTAL UNITED ARAB EMIRATES		57,410,751
United States of America - 0.2%
JBS SA	2,029,300	9,160,496
TOTAL COMMON STOCKS (Cost $3,915,460,825)		4,231,496,491

Nonconvertible Preferred Stocks - 3.1%
	Shares	Value ($)
Brazil - 2.6%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	7,200,830	17,613,092
Gerdau SA	4,232,268	14,882,951
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	10,387,300	84,056,994
TOTAL BRAZIL		116,553,037
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA (PN-B)	365,394	16,689,263
Colombia - 0.1%
Bancolombia SA (PN)	588,965	4,819,214
Russia - 0.0%
AK Transneft OAO (c)(e)	279,200	806,677
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $115,237,324)		138,868,191

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $1,893,921)	1,900,000	1,893,869

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	68,513,357	68,527,059
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	15,662,926	15,664,493
TOTAL MONEY MARKET FUNDS (Cost $84,191,567)		84,191,552

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $4,116,783,637)	4,456,450,103
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(34,361,423)
NET ASSETS - 100.0%	4,422,088,680

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	938	Jun 2024	48,869,800	121,544	121,544

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,669,352 or 1.2% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,435,354.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	38,494,181	734,610,192	704,577,265	1,749,488	(34)	(15)	68,527,059	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	3,000,000	94,302,688	81,638,195	51,232	-	-	15,664,493	0.1%
Total	41,494,181	828,912,880	786,215,460	1,800,720	(34)	(15)	84,191,552

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	355,905,050	140,864,543	215,040,505	2
Consumer Discretionary	556,228,448	20,877,196	535,351,252	-
Consumer Staples	196,137,429	30,525,973	165,608,686	2,770
Energy	231,730,427	124,329,436	105,202,409	2,198,582
Financials	1,059,118,034	197,104,427	861,665,654	347,953
Health Care	135,760,701	2,215	135,758,486	-
Industrials	290,259,821	78,678,186	206,341,504	5,240,131
Information Technology	1,040,290,508	-	1,040,290,508	-
Materials	296,036,612	138,793,503	157,243,109	-
Real Estate	72,592,865	33,631,534	38,961,331	-
Utilities	136,304,787	35,198,116	100,756,793	349,878

Government Obligations	1,893,869	-	1,893,869	-

Money Market Funds	84,191,552	84,191,552	-	-
Total Investments in Securities:	4,456,450,103	884,196,681	3,564,114,106	8,139,316
Derivative Instruments: Assets
Futures Contracts	121,544	121,544	-	-
Total Assets	121,544	121,544	-	-
Total Derivative Instruments:	121,544	121,544	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	121,544	0
Total Equity Risk	121,544	0
Total Value of Derivatives	121,544	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,700,529) - See accompanying schedule:
Unaffiliated issuers (cost $4,032,592,070)	$4,372,258,551
Fidelity Central Funds (cost $84,191,567)	84,191,552

Total Investment in Securities (cost $4,116,783,637)		$4,456,450,103
Foreign currency held at value (cost $6,060,115)		6,043,473
Receivable for fund shares sold		8,899
Dividends receivable		10,357,421
Distributions receivable from Fidelity Central Funds		354,772
Prepaid expenses		847
Other receivables		269,640
Total assets		4,473,485,155
Liabilities
Payable for investments purchased on a delayed delivery basis	$370,595
Payable for fund shares redeemed	150,562
Accrued management fee	542,377
Payable for daily variation margin on futures contracts	665,455
Other payables and accrued expenses	34,002,993
Collateral on securities loaned	15,664,493
Total liabilities		51,396,475
Net Assets		$4,422,088,680
Net Assets consist of:
Paid in capital		$4,419,226,248
Total accumulated earnings (loss)		2,862,432
Net Assets		$4,422,088,680
Net Asset Value, offering price and redemption price per share ($4,422,088,680 ÷ 346,868,612 shares)		$12.75
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$56,931,018
Interest		96,793
Income from Fidelity Central Funds (including $51,232 from security lending)		1,800,720
Income before foreign taxes withheld		$58,828,531
Less foreign taxes withheld		(6,013,214)
Total income		52,815,317
Expenses
Management fee	$2,650,244
Custodian fees and expenses	903,710
Independent trustees' fees and expenses	4,667
Registration fees	204,755
Audit	51,544
Legal	2,010
Interest	22,586
Miscellaneous	5,728
Total expenses		3,845,244
Net Investment income (loss)		48,970,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,499,104)	(28,082,223)
Fidelity Central Funds	(34)
Foreign currency transactions	(1,054,121)
Futures contracts	4,341,402
Total net realized gain (loss)		(24,794,976)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $20,416,705)	541,281,200
Fidelity Central Funds	(15)
Assets and liabilities in foreign currencies	(103,147)
Futures contracts	1,212,380
Total change in net unrealized appreciation (depreciation)		542,390,418
Net gain (loss)		517,595,442
Net increase (decrease) in net assets resulting from operations		$566,565,515
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,970,073	$127,681,738
Net realized gain (loss)	(24,794,976)	(126,672,744)
Change in net unrealized appreciation (depreciation)	542,390,418	377,118,545
Net increase (decrease) in net assets resulting from operations	566,565,515	378,127,539
Distributions to shareholders	(143,891,024)	(124,080,652)

Share transactions
Proceeds from sales of shares	1,140,705,366	172,147,252
Reinvestment of distributions	132,127,272	113,809,111
Cost of shares redeemed	(31,863,076)	(214,463,522)

Net increase (decrease) in net assets resulting from share transactions	1,240,969,562	71,492,841
Total increase (decrease) in net assets	1,663,644,053	325,539,728

Net Assets
Beginning of period	2,758,444,627	2,432,904,899
End of period	$4,422,088,680	$2,758,444,627

Other Information
Shares
Sold	93,120,039	15,065,921
Issued in reinvestment of distributions	11,600,287	10,374,577
Redeemed	(2,670,293)	(19,027,713)
Net increase (decrease)	102,050,033	6,412,785

Financial Highlights
Fidelity® SAI Emerging Markets Value Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.27	$10.20	$14.32	$11.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.53	.61	.51	.19
Net realized and unrealized gain (loss)	1.88	1.07	(4.04)	2.22	1.59
Total from investment operations	2.05	1.60	(3.43)	2.73	1.78
Distributions from net investment income	(.57)	(.53)	(.37)	(.17)	-
Distributions from net realized gain	-	-	(.32)	(.02)	-
Total distributions	(.57)	(.53)	(.69)	(.19)	-
Net asset value, end of period	$12.75	$11.27	$10.20	$14.32	$11.78
Total Return D,E	18.83%	15.81%	(25.19)%	23.32%	17.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.22% H,I	.22%	.22%	.22%	.27% I,J
Expenses net of fee waivers, if any	.22 % H,I	.22%	.22%	.22%	.25% I
Expenses net of all reductions	.22% H,I	.22%	.22%	.22%	.25% I
Net investment income (loss)	2.77% H,I	4.63%	4.95%	3.53%	3.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,422,089	$2,758,445	$2,432,905	$1,970,050	$838,148
Portfolio turnover rate K	31 % I	35%	30%	33%	17% L

AFor the period May 12, 2020 (commencement of operations) through October 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI Emerging Markets Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$682,054,279
Gross unrealized depreciation	(390,634,261)
Net unrealized appreciation (depreciation)	$291,420,018
Tax cost	$4,165,151,629

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(120,116,043)
Long-term	(151,722,339)
Total capital loss carryforward	$(271,838,382)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Value Index Fund	1,655,922,703	543,453,029
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Value Index Fund	Borrower	36,510,000	5.57%	22,586

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Emerging Markets Value Index Fund	$3,094
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Emerging Markets Value Index Fund	$5,441	$-	$-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Value Index Fund	27%	68%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Value Index Fund	95%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI Emerging Markets Value Index Fund	.22%
Actual		$ 1,000	$ 1,188.30	$ 1.20
Hypothetical-B		$ 1,000	$ 1,023.77	$ 1.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9900584.103
EMV-SANN-0624
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Fidelity® SAI International Low Volatility Index Fund
Fidelity® SAI U.S. Low Volatility Index Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Fidelity® SAI Emerging Markets Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI International Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI U.S. Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® SAI Emerging Markets Low Volatility Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

PetroChina Co. Ltd. (H Shares) (China, Oil, Gas & Consumable Fuels)	1.9
Bank of China Ltd. (H Shares) (China, Banks)	1.8
Agricultural Bank of China Ltd. (H Shares) (China, Banks)	1.7
Bank of Communications Co. Ltd. (H Shares) (China, Banks)	1.7
Power Grid Corp. of India Ltd. (India, Electric Utilities)	1.6
China Shenhua Energy Co. Ltd. (H Shares) (China, Oil, Gas & Consumable Fuels)	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.6
China Construction Bank Corp. (H Shares) (China, Banks)	1.6
Dr. Reddy's Laboratories Ltd. (India, Pharmaceuticals)	1.5
Nestle India Ltd. (India, Food Products)	1.5
16.5

Market Sectors (% of Fund's net assets)

Financials	29.4
Information Technology	17.7
Communication Services	11.3
Consumer Staples	9.4
Consumer Discretionary	7.2
Utilities	6.8
Health Care	5.4
Materials	4.3
Energy	4.2
Industrials	2.1
Real Estate	1.4

Asset Allocation (% of Fund's net assets)

Futures - 0.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® SAI Emerging Markets Low Volatility Index Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Brazil - 1.5%
Rumo SA	7,472,900	29,013,146
Telefonica Brasil SA	2,612,500	23,817,692
TOTAL BRAZIL		52,830,838
Chile - 0.8%
Banco de Chile	239,676,975	26,587,780
China - 17.9%
Agricultural Bank of China Ltd. (H Shares)	133,016,000	59,313,289
Bank of China Ltd. (H Shares)	136,878,000	61,388,476
Bank of Communications Co. Ltd. (H Shares)	80,959,000	58,295,273
CGN Power Co. Ltd. (H Shares) (a)	79,243,000	26,570,823
China CITIC Bank Corp. Ltd. (H Shares)	69,024,000	40,381,359
China Construction Bank Corp. (H Shares)	86,643,000	56,057,247
China Minsheng Banking Corp. Ltd. (H Shares)	51,533,000	18,854,966
China Railway Group Ltd. (H Shares)	30,577,000	15,088,493
China Resources Power Holdings Co. Ltd.	2,059,000	5,120,437
China Shenhua Energy Co. Ltd. (H Shares)	13,723,500	56,958,988
China Tower Corp. Ltd. (H Shares) (a)	198,390,000	23,223,404
Hengan International Group Co. Ltd.	4,542,000	15,248,271
Industrial & Commercial Bank of China Ltd. (H Shares)	105,478,000	56,560,317
PetroChina Co. Ltd. (H Shares)	70,936,000	66,094,018
Postal Savings Bank of China Co. Ltd. (H Shares) (a)	56,209,000	29,124,849
Want Want China Holdings Ltd.	38,544,000	21,983,636
Yum China Holdings, Inc.	249,446	9,107,273
TOTAL CHINA		619,371,119
India - 19.2%
Cipla Ltd./India (b)	2,386,481	39,939,026
Crompton Greaves Consumer Electricals Ltd.	2,665,540	10,158,018
Dr. Reddy's Laboratories Ltd.	709,006	52,598,690
Embassy Office Parks (REIT)	7,097,556	30,342,992
FSN E-Commerce Ventures Ltd. (b)	8,907,771	18,799,979
HCL Technologies Ltd.	2,719,220	44,351,434
Hindustan Unilever Ltd.	1,699,265	45,369,575
Infosys Ltd.	2,371,166	40,024,615
Jubilant Foodworks Ltd.	2,904,586	16,087,063
Nestle India Ltd.	1,705,284	51,173,815
Pidilite Industries Ltd.	1,171,694	42,724,549
Power Grid Corp. of India Ltd.	15,928,237	57,433,266
Sona Blw Precision Forgings Ltd. (a)	3,135,736	23,432,699
Sun Pharmaceutical Industries Ltd.	1,299,454	23,338,272
Tata Consultancy Services Ltd.	1,112,595	50,764,523
Tech Mahindra Ltd.	2,683,417	40,410,711
Tvs Motor Co. Ltd.	1,812,296	44,610,423
Wipro Ltd.	6,205,085	34,162,448
TOTAL INDIA		665,722,098
Indonesia - 2.1%
PT Bank Central Asia Tbk	76,459,800	45,974,101
PT Telkom Indonesia Persero Tbk	137,070,900	26,572,360
TOTAL INDONESIA		72,546,461
Korea (South) - 7.7%
Coway Co. Ltd.	414,887	16,576,511
Db Insurance Co. Ltd.	289,331	20,238,279
Hankook Tire Co. Ltd.	568,113	24,038,861
Hyundai Mobis	280,846	45,817,585
Industrial Bank of Korea	2,131,811	21,372,232
KT&G Corp.	757,767	48,690,624
NCSOFT Corp.	115,691	14,576,679
Samsung Electronics Co. Ltd.	716,984	39,743,158
Samsung SDS Co. Ltd.	300,956	34,476,837
SK Hynix, Inc.	23,511	2,893,269
TOTAL KOREA (SOUTH)		268,424,035
Kuwait - 2.5%
Boubyan Bank KSC	8,281,659	15,821,917
Mobile Telecommunication Co.	16,398,034	25,956,019
National Bank of Kuwait	16,470,153	46,210,452
TOTAL KUWAIT		87,988,388
Malaysia - 4.8%
CelcomDigi Bhd	20,328,400	17,645,460
IHH Healthcare Bhd	22,200,900	29,210,570
Malayan Banking Bhd	6,880,816	14,020,801
MISC Bhd	10,492,600	17,483,516
Petronas Gas Bhd	2,842,400	10,712,013
PPB Group Bhd	3,640,200	11,992,170
Public Bank Bhd	19,578,300	16,886,441
Tenaga Nasional Bhd	18,614,500	46,611,463
TOTAL MALAYSIA		164,562,434
Mexico - 0.4%
Kimberly-Clark de Mexico SA de CV Series A	7,177,100	14,940,116
Philippines - 2.1%
Bank of the Philippine Islands (BPI)	11,695,003	25,626,888
BDO Unibank, Inc.	12,830,462	32,679,533
Manila Electric Co.	253,570	1,608,087
PLDT, Inc.	617,585	14,394,611
TOTAL PHILIPPINES		74,309,119
Qatar - 2.4%
Masraf al Rayan	6,108,175	4,214,154
Qatar Electricity & Water Co.	1,182,309	4,951,995
Qatar Islamic Bank	6,674,527	33,546,785
Qatar National Bank SAQ	8,117,781	30,923,818
The Commercial Bank of Qatar	8,390,317	9,570,169
TOTAL QATAR		83,206,921
Russia - 0.0%
PhosAgro PJSC (b)(c)	1,400	86
PhosAgro PJSC:
GDR (Reg. S) (b)(c)	586,072	12,020
sponsored GDR (Reg. S) (b)(c)	3,774	77
TOTAL RUSSIA		12,183
Saudi Arabia - 8.3%
Alinma Bank	5,539,992	49,261,114
Almarai Co. Ltd.	1,734,597	26,269,159
Etihad Etisalat Co.	622,068	8,624,630
Jarir Marketing Co.	4,475,236	16,156,000
Luberef	389,932	15,761,129
Mouwasat Medical Services Co.	680,940	24,400,985
Sabic Agriculture-Nutrients Co.	790,629	24,410,718
Saudi Basic Industries Corp.	1,992,172	44,883,094
Saudi Electricity Co.	6,275,863	31,156,767
Saudi Telecom Co.	4,565,297	45,828,249
Yanbu National Petrochemical Co.	167,068	1,726,093
TOTAL SAUDI ARABIA		288,477,938
Taiwan - 23.1%
ASUSTeK Computer, Inc.	3,597,000	47,082,711
Chang Hwa Commercial Bank	57,054,869	31,846,686
Chicony Electronics Co. Ltd.	5,157,000	31,868,212
Chunghwa Telecom Co. Ltd.	13,089,000	49,660,682
Compal Electronics, Inc.	31,310,000	34,090,948
Far EasTone Telecommunications Co. Ltd.	12,432,000	30,781,661
Formosa Petrochemical Corp.	11,008,000	24,282,687
Formosa Plastics Corp.	10,614,000	22,259,696
Highwealth Construction Corp.	12,198,900	16,555,769
Inventec Corp.	23,598,000	37,789,022
Lite-On Technology Corp.	11,336,000	34,250,581
Lotes Co. Ltd.	401,000	17,534,219
Mega Financial Holding Co. Ltd.	39,909,687	48,818,846
Pegatron Corp.	15,571,000	46,356,763
President Chain Store Corp.	4,487,000	37,666,912
Quanta Computer, Inc.	2,176,000	17,047,412
Sinopac Financial Holdings Co.	55,010,344	36,943,260
Synnex Technology International Corp.	9,621,000	23,474,341
Taichung Commercial Bank Co. Ltd.	28,272,000	15,322,307
Taiwan Cooperative Financial Holding Co. Ltd.	49,633,723	39,816,136
Taiwan Mobile Co. Ltd.	13,523,000	43,083,400
The Shanghai Commercial & Savings Bank Ltd.	19,179,080	27,266,523
Uni-President Enterprises Corp.	21,732,000	50,884,100
WPG Holding Co. Ltd.	12,903,000	34,786,800
TOTAL TAIWAN		799,469,674
Thailand - 2.1%
Advanced Info Service PCL (For. Reg.)	7,749,500	41,062,656
Advanced Information Service PCL NVDR	303,900	1,610,290
Bangkok Bank PCL (For. Reg.)	3,067,300	11,286,069
Bangkok Dusit Medical Services PCL (For. Reg.)	26,115,100	20,337,930
TOTAL THAILAND		74,296,945
United Arab Emirates - 4.3%
Abu Dhabi National Oil Co. for Distribution PJSC	21,942,574	20,849,896
Dubai Electricity & Water Authority PJSC	73,800,108	47,218,888
Dubai Islamic Bank Pakistan Ltd.	21,587,105	32,678,348
Emirates Telecommunications Corp.	6,372,971	29,497,266
First Abu Dhabi Bank PJSC	1,202,413	4,085,631
Salik Co. PJSC	14,978,458	14,110,230
TOTAL UNITED ARAB EMIRATES		148,440,259
TOTAL COMMON STOCKS (Cost $3,081,048,170)		3,441,186,308

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $1,794,241)	1,800,000	1,794,192

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $38,744,480)	38,736,732	38,744,480

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,121,586,891)	3,481,724,980
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(12,799,112)
NET ASSETS - 100.0%	3,468,925,868

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	532	Jun 2024	27,717,200	8,641	8,641

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,351,775 or 3.0% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $847,257.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	22,637,413	391,886,530	375,779,445	982,096	(18)	-	38,744,480	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	4,428,000	572,907	5,000,907	357	-	-	-	0.0%
Total	27,065,413	392,459,437	380,780,352	982,453	(18)	-	38,744,480

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	396,335,059	104,226,590	292,108,469	-
Consumer Discretionary	245,634,308	46,113,169	199,521,139	-
Consumer Staples	324,218,378	41,209,275	283,009,103	-
Energy	147,335,693	-	147,335,693	-
Financials	1,020,974,046	252,900,168	768,073,878	-
Health Care	189,825,473	24,400,985	165,424,488	-
Industrials	75,695,385	43,123,376	32,572,009	-
Information Technology	611,108,004	-	611,108,004	-
Materials	151,777,462	86,781,034	64,984,245	12,183
Real Estate	46,898,761	-	46,898,761	-
Utilities	231,383,739	83,327,650	148,056,089	-

Government Obligations	1,794,192	-	1,794,192	-

Money Market Funds	38,744,480	38,744,480	-	-
Total Investments in Securities:	3,481,724,980	720,826,727	2,760,886,070	12,183
Derivative Instruments: Assets
Futures Contracts	8,641	8,641	-	-
Total Assets	8,641	8,641	-	-
Total Derivative Instruments:	8,641	8,641	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,641	0
Total Equity Risk	8,641	0
Total Value of Derivatives	8,641	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® SAI Emerging Markets Low Volatility Index Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,082,842,411)	$3,442,980,500
Fidelity Central Funds (cost $38,744,480)	38,744,480

Total Investment in Securities (cost $3,121,586,891)		$3,481,724,980
Foreign currency held at value (cost $4,761,975)		4,727,791
Receivable for investments sold		21,424
Receivable for fund shares sold		1,403,441
Dividends receivable		2,962,978
Distributions receivable from Fidelity Central Funds		90,198
Prepaid expenses		965
Other receivables		3
Total assets		3,490,931,780
Liabilities
Payable for investments purchased	$2,885
Payable for fund shares redeemed	2,150,579
Accrued management fee	467,592
Payable for daily variation margin on futures contracts	389,100
Deferred taxes	17,025,834
Custody fee payable	1,894,723
Other payables and accrued expenses	75,199
Total liabilities		22,005,912
Net Assets		$3,468,925,868
Net Assets consist of:
Paid in capital		$3,172,914,025
Total accumulated earnings (loss)		296,011,843
Net Assets		$3,468,925,868
Net Asset Value, offering price and redemption price per share ($3,468,925,868 ÷ 317,330,724 shares)		$10.93
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$44,471,478
Interest		51,039
Income from Fidelity Central Funds (including $357 from security lending)		982,453
Income before foreign taxes withheld		$45,504,970
Less foreign taxes withheld		(4,585,150)
Total income		40,919,820
Expenses
Management fee	$2,650,102
Custodian fees and expenses	1,629,313
Independent trustees' fees and expenses	5,040
Registration fees	95,461
Audit	40,007
Legal	2,235
Interest	152,932
Miscellaneous	6,272
Total expenses before reductions	4,581,362
Expense reductions	(8,911)
Total expenses after reductions		4,572,451
Net Investment income (loss)		36,347,369
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,889,497)	(48,363,415)
Fidelity Central Funds	(18)
Foreign currency transactions	(366,387)
Futures contracts	1,320,376
Total net realized gain (loss)		(47,409,444)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,673,991)	357,722,120
Assets and liabilities in foreign currencies	47,796
Futures contracts	639,253
Total change in net unrealized appreciation (depreciation)		358,409,169
Net gain (loss)		310,999,725
Net increase (decrease) in net assets resulting from operations		$347,347,094
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,347,369	$103,668,999
Net realized gain (loss)	(47,409,444)	10,092,357
Change in net unrealized appreciation (depreciation)	358,409,169	155,304,597
Net increase (decrease) in net assets resulting from operations	347,347,094	269,065,953
Distributions to shareholders	(98,766,194)	(53,120,773)

Share transactions
Proceeds from sales of shares	583,879,578	1,377,836,095
Reinvestment of distributions	93,428,323	51,309,868
Cost of shares redeemed	(628,911,858)	(545,094,970)

Net increase (decrease) in net assets resulting from share transactions	48,396,043	884,050,993
Total increase (decrease) in net assets	296,976,943	1,099,996,173

Net Assets
Beginning of period	3,171,948,925	2,071,952,752
End of period	$3,468,925,868	$3,171,948,925

Other Information
Shares
Sold	53,427,580	137,366,579
Issued in reinvestment of distributions	8,983,495	5,225,037
Redeemed	(57,385,356)	(53,285,723)
Net increase (decrease)	5,025,719	89,305,893

Financial Highlights
Fidelity® SAI Emerging Markets Low Volatility Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$9.29	$11.44	$9.41	$10.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.35	.33	.27	.24	.22
Net realized and unrealized gain (loss)	.98	.70	(2.22)	1.95	(.75)	(.11)
Total from investment operations	1.09	1.05	(1.89)	2.22	(.51)	.11
Distributions from net investment income	(.32)	(.18)	(.26)	(.19)	(.19)	-
Total distributions	(.32)	(.18)	(.26)	(.19)	(.19)	-
Net asset value, end of period	$10.93	$10.16	$9.29	$11.44	$9.41	$10.11
Total Return D,E	10.87%	11.41%	(16.88)%	23.79%	(5.10)%	1.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H,I	.26%	.26%	.23%	.24%	.35% H
Expenses net of fee waivers, if any	.26 % H,I	.26%	.25%	.23%	.24%	.26% H
Expenses net of all reductions	.26% H,I	.26%	.25%	.23%	.24%	.26% H
Net investment income (loss)	2.06% H,I	3.37%	3.09%	2.44%	2.59%	2.90% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,468,926	$3,171,949	$2,071,953	$1,792,423	$1,259,405	$644,085
Portfolio turnover rate J	35 % H	22%	21%	28%	30%	75% H

AFor the period January 30, 2019 (commencement of operations) through October 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® SAI International Low Volatility Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.3
Toyota Motor Corp. (Japan, Automobiles)	2.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.3
Tokio Marine Holdings, Inc. (Japan, Insurance)	2.2
Unilever PLC (United Kingdom, Personal Care Products)	2.1
Air Liquide SA (France, Chemicals)	2.1
GSK PLC (United States of America, Pharmaceuticals)	2.1
Sanofi SA (United States of America, Pharmaceuticals)	2.0
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	2.0
CSL Ltd. (United States of America, Biotechnology)	1.8
21.2

Market Sectors (% of Fund's net assets)

Health Care	17.5
Financials	16.4
Consumer Staples	13.1
Industrials	11.9
Communication Services	8.3
Utilities	8.3
Consumer Discretionary	7.0
Real Estate	6.0
Materials	5.5
Information Technology	3.9

Asset Allocation (% of Fund's net assets)

Futures - 2.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® SAI International Low Volatility Index Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
Australia - 2.4%
ASX Ltd.	1,099,131	44,899,657
Insurance Australia Group Ltd.	14,256,425	59,064,043
Medibank Private Ltd.	16,170,094	37,059,597
The Lottery Corp. Ltd.	5,631,743	17,568,177
TOTAL AUSTRALIA		158,591,474
Belgium - 0.3%
Elia Group SA/NV	20,309	1,958,225
Warehouses de Pauw	692,952	18,443,588
Warehouses de Pauw rights (a)(b)	692,952	828,261
TOTAL BELGIUM		21,230,074
China - 0.6%
BOC Hong Kong (Holdings) Ltd.	13,753,500	42,155,761
China Huishan Dairy Holdings Co. Ltd. (a)(c)	5,145,000	7
TOTAL CHINA		42,155,768
Denmark - 5.0%
Coloplast A/S Series B	728,023	87,774,220
Novo Nordisk A/S Series B	1,175,734	150,778,845
Novonesis (NOVOZYMES) B Series B	615,335	34,214,137
Ringkjoebing Landbobank A/S	122,911	20,717,017
Tryg A/S	2,054,131	40,706,999
TOTAL DENMARK		334,191,218
Finland - 0.6%
Elisa Corp. (A Shares)	883,505	39,902,535
France - 4.0%
Air Liquide SA	709,975	138,855,929
bioMerieux SA	257,843	27,517,005
Hermes International SCA	677	1,626,335
Orange SA	9,220,526	102,627,073
TOTAL FRANCE		270,626,342
Germany - 5.5%
Beiersdorf AG	576,425	86,460,845
Deutsche Borse AG	574,623	110,782,712
Hannover Reuck SE	342,278	84,890,859
Symrise AG	779,518	83,772,492
TOTAL GERMANY		365,906,908
Hong Kong - 5.7%
CLP Holdings Ltd.	9,821,500	77,256,534
Hang Seng Bank Ltd.	4,263,700	56,223,623
Hong Kong & China Gas Co. Ltd.	63,504,015	48,285,422
Hongkong Land Holdings Ltd.	6,090,300	19,459,607
Jardine Matheson Holdings Ltd.	1,207,576	46,212,910
Link (REIT)	9,535,129	40,856,073
MTR Corp. Ltd.	9,115,083	29,956,160
Power Assets Holdings Ltd.	8,010,500	45,949,469
Sino Land Ltd.	19,650,500	21,010,309
TOTAL HONG KONG		385,210,107
Ireland - 0.2%
Kerry Group PLC Class A	170,101	14,667,768
Israel - 0.5%
Elbit Systems Ltd. (Israel)	145,777	29,765,913
Italy - 0.5%
Recordati SpA	587,865	31,399,845
Japan - 29.6%
Advance Residence Investment Corp.	8,418	18,199,843
Ajinomoto Co., Inc.	2,005,600	74,571,162
Alfresa Holdings Corp.	1,191,300	17,654,451
Bridgestone Corp.	255,100	11,256,801
Canon, Inc.	2,148,700	58,155,191
Chubu Electric Power Co., Inc.	4,450,300	57,123,891
COMSYS Holdings Corp.	694,600	16,258,884
Daiwa House REIT Investment Corp.	12,535	21,055,995
FUJIFILM Holdings Corp.	5,216,230	110,962,189
Hankyu Hanshin Holdings, Inc.	1,492,840	39,139,632
INFRONEER Holdings, Inc.	1,387,300	12,285,488
Japan Post Bank Co. Ltd.	8,283,500	84,080,102
Japan Post Holdings Co. Ltd.	11,209,900	107,652,039
Japan Real Estate Investment Corp.	7,865	26,671,333
Kansai Electric Power Co., Inc.	4,690,900	70,266,969
KDDI Corp.	1,150,900	31,936,090
Keikyu Corp.	278,900	2,217,106
Kintetsu Group Holdings Co. Ltd.	1,119,500	28,780,769
Kyocera Corp.	3,825,400	46,626,438
Kyushu Railway Co.	923,200	19,863,499
McDonald's Holdings Co. (Japan) Ltd. (d)	499,300	21,963,551
Medipal Holdings Corp.	1,231,800	19,318,386
Nagoya Railroad Co. Ltd.	1,154,900	15,064,125
Nippon Building Fund, Inc.	9,598	36,671,985
Nippon Prologis REIT, Inc.	14,338	24,741,768
Nippon Telegraph & Telephone Corp.	86,592,600	93,490,775
Oriental Land Co. Ltd.	3,050,500	84,168,591
Osaka Gas Co. Ltd.	2,446,560	54,401,430
Otsuka Holdings Co. Ltd.	402,760	17,220,753
Pan Pacific International Holdings Ltd.	3,130,600	73,525,360
Secom Co. Ltd.	1,232,470	85,610,450
Seven & i Holdings Co. Ltd.	1,793,300	23,171,589
Shimamura Co. Ltd.	286,000	14,098,903
Skylark Holdings Co. Ltd.	1,335,400	19,030,342
SoftBank Corp.	8,566,700	103,328,844
Suntory Beverage & Food Ltd.	203,000	6,604,657
The Hachijuni Bank Ltd.	2,959,400	19,741,972
Tobu Railway Co. Ltd.	1,231,500	24,433,549
Tokio Marine Holdings, Inc.	4,578,200	144,700,400
Tokyo Gas Co. Ltd.	1,526,700	34,239,710
Tokyu Corp.	3,668,400	43,424,904
Toyota Motor Corp.	6,672,000	152,178,951
Zensho Holdings Co. Ltd.	514,600	19,945,486
TOTAL JAPAN		1,985,834,353
Netherlands - 6.0%
ASML Holding NV (Netherlands)	43,260	38,443,321
EXOR NV	598,345	65,579,474
Koninklijke Ahold Delhaize NV	3,981,747	120,862,649
Koninklijke KPN NV	17,818,567	64,755,018
Wolters Kluwer NV	771,247	115,847,778
TOTAL NETHERLANDS		405,488,240
Norway - 0.8%
Gjensidige Forsikring ASA	1,077,324	17,330,675
Orkla ASA	3,627,922	24,755,501
Telenor ASA	1,143,460	13,165,462
TOTAL NORWAY		55,251,638
Singapore - 2.2%
CapitaLand Ascendas REIT	20,872,699	39,537,546
CapitaLand Integrated Commercial Trust	18,710,400	26,671,595
Mapletree Industrial (REIT)	12,142,310	20,105,676
Singapore Exchange Ltd.	4,840,800	33,021,639
Singapore Technologies Engineering Ltd.	8,982,200	26,385,074
TOTAL SINGAPORE		145,721,530
Spain - 0.6%
Redeia Corp. SA	2,379,972	39,749,531
Sweden - 0.7%
Axfood AB	614,807	15,921,919
Telia Co. AB	13,619,129	31,216,580
TOTAL SWEDEN		47,138,499
Switzerland - 10.0%
Allreal Holding AG	88,415	14,292,596
Banque Cantonale Vaudoise	165,993	17,371,255
BKW AG	72,586	10,762,548
Galenica AG (e)	292,751	22,372,323
Givaudan SA	27,111	116,377,488
Lindt & Spruengli AG	811	93,870,438
Novartis AG	1,248,375	121,164,224
PSP Swiss Property AG	262,525	32,528,254
SGS SA (Reg.)	658,833	58,096,277
Swiss Prime Site AG	437,911	40,539,816
Swisscom AG	145,340	79,606,951
Zurich Insurance Group Ltd.	138,967	67,151,636
TOTAL SWITZERLAND		674,133,806
United Kingdom - 13.5%
Admiral Group PLC	1,546,381	52,731,932
AstraZeneca PLC (United Kingdom)	1,015,625	153,612,217
Bunzl PLC	1,983,865	76,202,570
Diageo PLC	2,600,176	89,861,246
National Grid PLC	9,005,011	118,120,191
Pearson PLC	4,101,949	49,772,397
Reckitt Benckiser Group PLC	1,684,262	94,162,047
RELX PLC (London Stock Exchange)	3,173,631	130,394,599
Unilever PLC	2,746,752	142,091,696
TOTAL UNITED KINGDOM		906,948,895
United States of America - 9.2%
CSL Ltd.	691,555	122,872,819
GSK PLC	6,611,892	137,176,392
Nestle SA (Reg. S)	1,011,519	101,556,708
Roche Holding AG (participation certificate)	495,431	118,712,313
Sanofi SA	1,385,650	136,892,541
TOTAL UNITED STATES OF AMERICA		617,210,773
TOTAL COMMON STOCKS (Cost $6,081,411,257)		6,571,125,217

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $2,890,722)	2,900,000	2,890,643

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	68,917,069	68,930,853
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	23,235,436	23,237,760
TOTAL MONEY MARKET FUNDS (Cost $92,170,457)		92,168,613

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $6,176,472,436)	6,666,184,473
NET OTHER ASSETS (LIABILITIES) - 0.7%	46,867,232
NET ASSETS - 100.0%	6,713,051,705

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,251	Jun 2024	141,832,125	(2,922,745)	(2,922,745)

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,372,323 or 0.3% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,890,643.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	897,006,028	828,073,030	1,568,969	(301)	(1,844)	68,930,853	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	45,398,400	228,936,240	251,096,880	414,985	-	-	23,237,760	0.1%
Total	45,398,400	1,125,942,268	1,079,169,910	1,983,954	(301)	(1,844)	92,168,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	560,029,328	163,891,528	396,137,800	-
Consumer Discretionary	465,134,894	1,626,335	463,508,559	-
Consumer Staples	888,558,232	235,676,471	652,881,754	7
Financials	1,105,861,392	366,479,847	739,381,545	-
Health Care	1,164,466,334	81,289,173	1,083,177,161	-
Industrials	799,939,687	279,912,538	520,027,149	-
Information Technology	254,187,139	38,443,321	215,743,818	-
Materials	373,220,046	234,364,117	138,855,929	-
Real Estate	401,614,245	106,632,515	294,981,730	-
Utilities	558,113,920	52,470,304	505,643,616	-

Government Obligations	2,890,643	-	2,890,643	-

Money Market Funds	92,168,613	92,168,613	-	-
Total Investments in Securities:	6,666,184,473	1,652,954,762	5,013,229,704	7
Derivative Instruments: Liabilities
Futures Contracts	(2,922,745)	(2,922,745)	-	-
Total Liabilities	(2,922,745)	(2,922,745)	-	-
Total Derivative Instruments:	(2,922,745)	(2,922,745)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(2,922,745)
Total Equity Risk	0	(2,922,745)
Total Value of Derivatives	0	(2,922,745)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® SAI International Low Volatility Index Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,110,205) - See accompanying schedule:
Unaffiliated issuers (cost $6,084,301,979)	$6,574,015,860
Fidelity Central Funds (cost $92,170,457)	92,168,613

Total Investment in Securities (cost $6,176,472,436)		$6,666,184,473
Segregated cash with brokers for derivative instruments		1,580,870
Foreign currency held at value (cost $12,031,409)		11,916,751
Receivable for fund shares sold		5,067,379
Dividends receivable		30,611,157
Reclaims receivable		28,263,423
Distributions receivable from Fidelity Central Funds		488,854
Prepaid expenses		1,869
Total assets		6,744,114,776
Liabilities
Payable for investments purchased on a delayed delivery basis	$828,261
Payable for fund shares redeemed	3,854,186
Accrued management fee	850,601
Payable for daily variation margin on futures contracts	1,925,327
Other payables and accrued expenses	366,936
Collateral on securities loaned	23,237,760
Total liabilities		31,063,071
Net Assets		$6,713,051,705
Net Assets consist of:
Paid in capital		$6,448,383,428
Total accumulated earnings (loss)		264,668,277
Net Assets		$6,713,051,705
Net Asset Value, offering price and redemption price per share ($6,713,051,705 ÷ 618,022,889 shares)		$10.86
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$115,856,134
Foreign Tax Reclaims		9,669,629
Interest		104,584
Income from Fidelity Central Funds (including $414,985 from security lending)		1,983,954
Income before foreign taxes withheld		$127,614,301
Less foreign taxes withheld		(17,160,424)
Total income		110,453,877
Expenses
Management fee	$5,130,590
Custodian fees and expenses	261,510
Independent trustees' fees and expenses	9,691
Registration fees	98,147
Audit	26,935
Legal	4,647
Interest	142,693
Miscellaneous	12,277
Total expenses before reductions	5,686,490
Expense reductions	(38,530)
Total expenses after reductions		5,647,960
Net Investment income (loss)		104,805,917
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(34,781,359)
Fidelity Central Funds	(301)
Foreign currency transactions	(323,790)
Futures contracts	13,317,523
Total net realized gain (loss)		(21,787,927)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	529,045,752
Fidelity Central Funds	(1,844)
Assets and liabilities in foreign currencies	(1,089,237)
Futures contracts	(995,492)
Total change in net unrealized appreciation (depreciation)		526,959,179
Net gain (loss)		505,171,252
Net increase (decrease) in net assets resulting from operations		$609,977,169
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,805,917	$151,468,851
Net realized gain (loss)	(21,787,927)	(159,975,514)
Change in net unrealized appreciation (depreciation)	526,959,179	649,473,779
Net increase (decrease) in net assets resulting from operations	609,977,169	640,967,116
Distributions to shareholders	(154,634,991)	(105,861,928)

Share transactions
Proceeds from sales of shares	1,241,626,918	1,822,038,768
Reinvestment of distributions	145,342,059	98,129,051
Cost of shares redeemed	(1,174,953,312)	(1,904,398,706)

Net increase (decrease) in net assets resulting from share transactions	212,015,665	15,769,113
Total increase (decrease) in net assets	667,357,843	550,874,301

Net Assets
Beginning of period	6,045,693,862	5,494,819,561
End of period	$6,713,051,705	$6,045,693,862

Other Information
Shares
Sold	114,028,575	175,043,162
Issued in reinvestment of distributions	13,685,693	9,952,236
Redeemed	(107,286,437)	(189,480,961)
Net increase (decrease)	20,427,831	(4,485,563)

Financial Highlights
Fidelity® SAI International Low Volatility Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$9.13	$11.67	$9.64	$11.54	$10.49
Income from Investment Operations
Net investment income (loss) A,B	.17	.27	.26	.27	.24	.28
Net realized and unrealized gain (loss)	.82	.92	(2.52)	1.90	(1.46)	1.04
Total from investment operations	.99	1.19	(2.26)	2.17	(1.22)	1.32
Distributions from net investment income	(.25)	(.20)	(.28)	(.14)	(.22)	(.24)
Distributions from net realized gain	-	-	-	-	(.46)	(.03)
Total distributions	(.25)	(.20)	(.28)	(.14)	(.68)	(.27)
Net asset value, end of period	$10.86	$10.12	$9.13	$11.67	$9.64	$11.54
Total Return C,D	9.87%	13.07%	(19.80)%	22.69%	(11.31)%	12.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.17% G,H	.17%	.17%	.17%	.18%	.25%
Expenses net of fee waivers, if any	.17 % G,H	.17%	.17%	.17%	.18%	.20%
Expenses net of all reductions	.17% G,H	.17%	.17%	.17%	.18%	.20%
Net investment income (loss)	3.07% G,H	2.63%	2.46%	2.37%	2.39%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$6,713,052	$6,045,694	$5,494,820	$5,938,738	$4,603,961	$2,548,056
Portfolio turnover rate I	36 % G	37%	26%	26%	20%	93%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® SAI U.S. Low Volatility Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.3
Eli Lilly & Co.	3.7
Apple, Inc.	3.6
Procter & Gamble Co.	2.9
Visa, Inc. Class A	2.9
Merck & Co., Inc.	2.8
UnitedHealth Group, Inc.	2.7
The Home Depot, Inc.	2.6
Johnson & Johnson	2.6
Linde PLC	2.3
34.4

Market Sectors (% of Fund's net assets)

Information Technology	26.1
Health Care	14.4
Financials	11.7
Industrials	9.9
Consumer Discretionary	8.6
Consumer Staples	8.1
Communication Services	6.4
Utilities	4.2
Materials	4.2
Real Estate	4.2
Energy	2.0

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Fidelity® SAI U.S. Low Volatility Index Fund
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	10,298,635	173,943,945
Verizon Communications, Inc.	6,055,439	239,129,286
		413,073,231
Entertainment - 0.3%
Electronic Arts, Inc.	352,542	44,709,376
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A	1,412,418	229,913,402
Media - 0.3%
Fox Corp. Class A	303,613	9,415,039
Omnicom Group, Inc.	285,097	26,468,405
		35,883,444
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	732,928	120,324,790
TOTAL COMMUNICATION SERVICES		843,904,243
CONSUMER DISCRETIONARY - 8.6%
Automobile Components - 0.1%
Gentex Corp.	335,969	11,523,737
Broadline Retail - 1.3%
Amazon.com, Inc. (a)	966,538	169,144,150
Diversified Consumer Services - 0.1%
Service Corp. International (b)	212,807	15,260,390
Hotels, Restaurants & Leisure - 2.5%
Domino's Pizza, Inc.	50,241	26,591,054
McDonald's Corp.	1,044,757	285,260,451
Yum China Holdings, Inc.	595,812	21,753,096
		333,604,601
Household Durables - 0.3%
Garmin Ltd.	220,469	31,851,156
Specialty Retail - 4.3%
AutoZone, Inc. (a)	25,399	75,089,604
O'Reilly Automotive, Inc. (a)	85,215	86,344,951
The Home Depot, Inc.	1,019,391	340,700,860
TJX Companies, Inc.	248,456	23,377,225
Tractor Supply Co.	155,724	42,525,110
		568,037,750
TOTAL CONSUMER DISCRETIONARY		1,129,421,784
CONSUMER STAPLES - 8.1%
Beverages - 2.0%
PepsiCo, Inc.	585,865	103,059,512
The Coca-Cola Co.	2,487,197	153,634,159
		256,693,671
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp.	316,125	44,001,439
Food Products - 1.3%
Campbell Soup Co.	282,931	12,932,776
Flowers Foods, Inc.	276,722	6,901,447
General Mills, Inc.	837,254	58,992,917
Hormel Foods Corp.	417,180	14,834,921
Kellanova	379,882	21,979,973
The Hershey Co.	215,889	41,865,195
The J.M. Smucker Co.	152,491	17,513,591
		175,020,820
Household Products - 4.5%
Church & Dwight Co., Inc.	354,880	38,288,003
Colgate-Palmolive Co.	1,185,956	109,013,076
Kimberly-Clark Corp.	486,758	66,457,070
Procter & Gamble Co.	2,333,175	380,774,160
		594,532,309
TOTAL CONSUMER STAPLES		1,070,248,239
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Chesapeake Energy Corp.	151,007	13,572,509
Chevron Corp.	543,831	87,703,625
Coterra Energy, Inc.	1,083,431	29,642,672
DT Midstream, Inc. (b)	139,574	8,681,503
Kinder Morgan, Inc.	2,785,396	50,917,039
The Williams Companies, Inc.	1,752,202	67,214,469
		257,731,817
FINANCIALS - 11.7%
Banks - 0.5%
Commerce Bancshares, Inc.	171,054	9,353,233
First Financial Bankshares, Inc. (b)	184,998	5,468,541
Glacier Bancorp, Inc. (b)	159,706	5,778,163
M&T Bank Corp.	239,043	34,515,419
Prosperity Bancshares, Inc.	134,984	8,364,958
		63,480,314
Capital Markets - 1.6%
Cboe Global Markets, Inc.	152,039	27,541,865
CME Group, Inc.	518,517	108,701,904
FactSet Research Systems, Inc.	54,717	22,810,970
Houlihan Lokey	74,343	9,477,989
NASDAQ, Inc.	490,314	29,345,293
SEI Investments Co.	144,046	9,499,834
		207,377,855
Consumer Finance - 0.0%
FirstCash Holdings, Inc.	53,277	6,019,235
Financial Services - 3.0%
Jack Henry & Associates, Inc.	104,899	17,066,018
The Western Union Co.	524,810	7,053,446
Visa, Inc. Class A	1,409,626	378,639,640
		402,759,104
Insurance - 6.6%
American Financial Group, Inc.	94,123	12,024,213
Arch Capital Group Ltd. (a)	537,504	50,278,124
Arthur J. Gallagher & Co.	310,975	72,982,723
Assurant, Inc.	75,750	13,210,800
Brown & Brown, Inc.	340,238	27,743,007
Chubb Ltd.	587,646	146,112,301
Erie Indemnity Co. Class A (b)	35,926	13,747,443
Globe Life, Inc.	123,365	9,396,712
Hanover Insurance Group, Inc.	51,510	6,687,028
Hartford Financial Services Group, Inc.	433,218	41,974,492
Marsh & McLennan Companies, Inc.	710,203	141,635,784
Progressive Corp.	842,672	175,486,444
RLI Corp.	57,832	8,174,553
Ryan Specialty Group Holdings, Inc. (b)	146,539	7,230,234
Selective Insurance Group, Inc.	87,269	8,870,894
The Travelers Companies, Inc.	328,978	69,795,972
W.R. Berkley Corp.	293,429	22,585,230
Willis Towers Watson PLC	148,732	37,352,554
		865,288,508
TOTAL FINANCIALS		1,544,925,016
HEALTH CARE - 14.4%
Biotechnology - 1.2%
Amgen, Inc.	575,591	157,677,399
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	417,863	98,030,660
Medtronic PLC	924,357	74,170,406
		172,201,066
Health Care Providers & Services - 2.8%
Chemed Corp.	21,695	12,322,760
UnitedHealth Group, Inc.	732,566	354,342,174
		366,664,934
Pharmaceuticals - 9.1%
Eli Lilly & Co.	628,422	490,860,424
Johnson & Johnson	2,356,258	340,691,344
Merck & Co., Inc.	2,813,531	363,564,476
		1,195,116,244
TOTAL HEALTH CARE		1,891,659,643
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	131,744	12,617,123
General Dynamics Corp.	326,249	93,662,825
Huntington Ingalls Industries, Inc.	57,216	15,844,827
L3Harris Technologies, Inc.	273,007	58,437,148
Lockheed Martin Corp.	318,044	147,868,197
Northrop Grumman Corp.	204,165	99,026,150
		427,456,270
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	168,020	11,929,420
Building Products - 0.2%
Lennox International, Inc.	46,071	21,350,223
Commercial Services & Supplies - 1.4%
Republic Services, Inc.	294,575	56,470,028
Rollins, Inc.	404,371	18,018,772
Waste Management, Inc.	527,930	109,819,999
		184,308,799
Construction & Engineering - 0.0%
MDU Resources Group, Inc.	293,313	7,244,831
Ground Transportation - 0.1%
Landstar System, Inc.	51,775	9,030,078
Machinery - 1.6%
Graco, Inc.	243,116	19,497,903
IDEX Corp.	108,929	24,014,487
Nordson Corp.	78,015	20,142,693
Otis Worldwide Corp.	589,482	53,760,758
PACCAR, Inc.	753,420	79,945,396
Toro Co.	149,573	13,101,099
		210,462,336
Professional Services - 3.1%
Automatic Data Processing, Inc.	592,429	143,302,651
Booz Allen Hamilton Holding Corp. Class A	187,796	27,731,835
Broadridge Financial Solutions, Inc.	169,455	32,774,292
CACI International, Inc. Class A (a)	32,088	12,906,756
Exponent, Inc.	72,914	6,701,526
FTI Consulting, Inc. (a)(b)	51,147	10,936,763
Jacobs Solutions, Inc.	181,368	26,031,749
Leidos Holdings, Inc.	198,059	27,771,833
Maximus, Inc.	87,551	7,028,594
Paychex, Inc.	463,072	55,017,584
Science Applications International Corp.	76,246	9,812,860
Verisk Analytics, Inc.	208,892	45,530,100
		405,546,543
Trading Companies & Distributors - 0.2%
Fastenal Co.	294,157	19,985,027
MSC Industrial Direct Co., Inc. Class A (b)	66,783	6,093,281
		26,078,308
TOTAL INDUSTRIALS		1,303,406,808
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 2.8%
Cisco Systems, Inc.	5,834,256	274,093,347
Juniper Networks, Inc.	459,286	15,992,339
Motorola Solutions, Inc.	239,054	81,075,164
		371,160,850
Electronic Equipment, Instruments & Components - 0.6%
Badger Meter, Inc.	42,270	7,732,028
CDW Corp.	192,951	46,667,129
Teledyne Technologies, Inc. (a)	67,964	25,926,907
		80,326,064
IT Services - 3.9%
Accenture PLC Class A	644,050	193,801,086
Akamai Technologies, Inc. (a)	217,253	21,927,345
Amdocs Ltd.	171,441	14,399,330
Cognizant Technology Solutions Corp. Class A	722,217	47,435,213
IBM Corp.	1,315,224	218,590,229
VeriSign, Inc. (a)	127,943	21,683,780
		517,836,983
Semiconductors & Semiconductor Equipment - 3.7%
NVIDIA Corp.	293,753	253,808,467
Texas Instruments, Inc.	1,308,145	230,782,941
		484,591,408
Software - 11.5%
Aspen Technology, Inc. (a)(b)	40,370	7,947,642
Check Point Software Technologies Ltd. (a)(b)	133,126	19,891,687
Dolby Laboratories, Inc. Class A	85,781	6,661,752
Microsoft Corp.	2,793,167	1,087,463,707
Oracle Corp.	2,288,506	260,317,558
Qualys, Inc. (a)	52,984	8,684,607
Roper Technologies, Inc.	153,863	78,694,770
SPS Commerce, Inc. (a)	52,858	9,190,420
Tyler Technologies, Inc. (a)	60,608	27,973,622
		1,506,825,765
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	2,802,330	477,320,869
TOTAL INFORMATION TECHNOLOGY		3,438,061,939
MATERIALS - 4.2%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	319,976	75,623,128
Balchem Corp. (b)	46,439	6,565,546
Linde PLC	698,418	307,974,401
NewMarket Corp. (b)	9,945	5,240,219
		395,403,294
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	78,643	46,168,946
Vulcan Materials Co.	191,386	49,306,775
		95,475,721
Containers & Packaging - 0.5%
Amcor PLC	2,081,821	18,611,480
Aptargroup, Inc.	94,749	13,679,861
Packaging Corp. of America	129,091	22,330,161
Sonoco Products Co.	141,092	7,908,207
		62,529,709
TOTAL MATERIALS		553,408,724
REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Agree Realty Corp.	144,785	8,284,598
American Homes 4 Rent Class A (b)	458,109	16,400,302
American Tower Corp.	671,448	115,193,619
Crown Castle, Inc.	625,118	58,623,566
CubeSmart	323,882	13,097,788
Digital Realty Trust, Inc.	278,881	38,703,105
Equinix, Inc.	135,226	96,160,561
Equity Lifestyle Properties, Inc.	268,474	16,186,297
Essex Property Trust, Inc.	12,794	3,150,523
Extra Space Storage, Inc.	304,317	40,863,687
Mid-America Apartment Communities, Inc.	36,215	4,707,950
Public Storage	227,941	59,139,292
Realty Income Corp.	207,746	11,122,721
Sun Communities, Inc.	179,246	19,953,665
		501,587,674
Real Estate Management & Development - 0.4%
CoStar Group, Inc. (a)	491,867	45,020,587
TOTAL REAL ESTATE		546,608,261
UTILITIES - 4.2%
Electric Utilities - 2.9%
Alliant Energy Corp.	367,551	18,304,040
American Electric Power Co., Inc.	757,453	65,163,682
Duke Energy Corp.	1,110,106	109,079,016
Evergy, Inc.	330,882	17,354,761
Eversource Energy	503,157	30,501,377
Exelon Corp.	1,395,955	52,459,989
IDACORP, Inc.	72,904	6,909,841
Pinnacle West Capital Corp.	163,334	12,029,549
Southern Co.	433,335	31,850,123
Xcel Energy, Inc.	794,816	42,705,464
		386,357,842
Gas Utilities - 0.2%
Atmos Energy Corp.	213,888	25,217,395
Multi-Utilities - 1.1%
Ameren Corp.	378,737	27,977,302
CMS Energy Corp.	420,247	25,471,171
Consolidated Edison, Inc.	497,243	46,939,739
DTE Energy Co.	30,229	3,334,863
WEC Energy Group, Inc.	454,341	37,546,740
		141,269,815
Water Utilities - 0.0%
American Water Works Co., Inc.	27,729	3,391,811
TOTAL UTILITIES		556,236,863
TOTAL COMMON STOCKS (Cost $10,685,606,986)		13,135,613,337

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $697,760)	700,000	697,741

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	38,389,879	38,397,557
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	15,338,196	15,339,730
TOTAL MONEY MARKET FUNDS (Cost $53,737,287)		53,737,287

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $10,740,042,033)	13,190,048,365
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(21,204,108)
NET ASSETS - 100.0%	13,168,844,257

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	81	Jun 2024	20,521,350	(27,722)	(27,722)
CME E-mini S&P MidCap 400 Index Contracts (United States)	23	Jun 2024	6,617,560	18,191	18,191

TOTAL FUTURES CONTRACTS					(9,531)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $697,741.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,576,891,434	1,538,494,453	970,091	576	-	38,397,557	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	51,820,121	133,306,354	169,786,745	12,902	-	-	15,339,730	0.1%
Total	51,820,121	1,710,197,788	1,708,281,198	982,993	576	-	53,737,287

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	843,904,243	843,904,243	-	-
Consumer Discretionary	1,129,421,784	1,129,421,784	-	-
Consumer Staples	1,070,248,239	1,070,248,239	-	-
Energy	257,731,817	257,731,817	-	-
Financials	1,544,925,016	1,544,925,016	-	-
Health Care	1,891,659,643	1,891,659,643	-	-
Industrials	1,303,406,808	1,303,406,808	-	-
Information Technology	3,438,061,939	3,438,061,939	-	-
Materials	553,408,724	553,408,724	-	-
Real Estate	546,608,261	546,608,261	-	-
Utilities	556,236,863	556,236,863	-	-

U.S. Government and Government Agency Obligations	697,741	-	697,741	-

Money Market Funds	53,737,287	53,737,287	-	-
Total Investments in Securities:	13,190,048,365	13,189,350,624	697,741	-
Derivative Instruments: Assets
Futures Contracts	18,191	18,191	-	-
Total Assets	18,191	18,191	-	-
Liabilities
Futures Contracts	(27,722)	(27,722)	-	-
Total Liabilities	(27,722)	(27,722)	-	-
Total Derivative Instruments:	(9,531)	(9,531)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	18,191	(27,722)
Total Equity Risk	18,191	(27,722)
Total Value of Derivatives	18,191	(27,722)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® SAI U.S. Low Volatility Index Fund
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,856,016) - See accompanying schedule:
Unaffiliated issuers (cost $10,686,304,746)	$13,136,311,078
Fidelity Central Funds (cost $53,737,287)	53,737,287

Total Investment in Securities (cost $10,740,042,033)		$13,190,048,365
Segregated cash with brokers for derivative instruments		790,857
Receivable for fund shares sold		41,374,686
Dividends receivable		13,766,530
Distributions receivable from Fidelity Central Funds		177,829
Prepaid expenses		2,643
Total assets		13,246,160,910
Liabilities
Payable for investments purchased	$54,710,004
Payable for fund shares redeemed	5,182,764
Accrued management fee	1,073,651
Payable for daily variation margin on futures contracts	516,463
Other payables and accrued expenses	497,970
Collateral on securities loaned	15,335,801
Total liabilities		77,316,653
Net Assets		$13,168,844,257
Net Assets consist of:
Paid in capital		$10,680,130,827
Total accumulated earnings (loss)		2,488,713,430
Net Assets		$13,168,844,257
Net Asset Value, offering price and redemption price per share ($13,168,844,257 ÷ 679,055,499 shares)		$19.39
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$109,610,193
Interest		31,009
Income from Fidelity Central Funds (including $12,902 from security lending)		982,993
Total income		110,624,195
Expenses
Management fee	$5,346,520
Custodian fees and expenses	73,355
Independent trustees' fees and expenses	14,575
Registration fees	460,751
Audit	23,163
Legal	7,094
Interest	241,916
Miscellaneous	17,818
Total expenses before reductions	6,185,192
Expense reductions	(359)
Total expenses after reductions		6,184,833
Net Investment income (loss)		104,439,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	51,213,945
Fidelity Central Funds	576
Futures contracts	2,540,426
Total net realized gain (loss)		53,754,947
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,005,987,801
Futures contracts	(17,317)
Total change in net unrealized appreciation (depreciation)		1,005,970,484
Net gain (loss)		1,059,725,431
Net increase (decrease) in net assets resulting from operations		$1,164,164,793
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,439,362	$166,041,806
Net realized gain (loss)	53,754,947	(24,846,002)
Change in net unrealized appreciation (depreciation)	1,005,970,484	312,163,380
Net increase (decrease) in net assets resulting from operations	1,164,164,793	453,359,184
Distributions to shareholders	(162,945,805)	(303,046,026)

Share transactions
Proceeds from sales of shares	4,150,043,084	5,108,381,896
Reinvestment of distributions	159,625,369	300,330,158
Cost of shares redeemed	(1,716,803,644)	(3,696,540,350)

Net increase (decrease) in net assets resulting from share transactions	2,592,864,809	1,712,171,704
Total increase (decrease) in net assets	3,594,083,797	1,862,484,862

Net Assets
Beginning of period	9,574,760,460	7,712,275,598
End of period	$13,168,844,257	$9,574,760,460

Other Information
Shares
Sold	211,423,462	294,395,239
Issued in reinvestment of distributions	8,689,459	17,887,442
Redeemed	(91,672,435)	(215,136,108)
Net increase (decrease)	128,440,486	97,146,573

Financial Highlights
Fidelity® SAI U.S. Low Volatility Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.39	$17.01	$19.26	$14.87	$15.12	$13.18
Income from Investment Operations
Net investment income (loss) A,B	.19	.35	.33	.31	.30	.29
Net realized and unrealized gain (loss)	2.13	.71	(1.90)	4.30	.03	1.98
Total from investment operations	2.32	1.06	(1.57)	4.61	.33	2.27
Distributions from net investment income	(.32)	(.35)	(.34)	(.22)	(.24)	(.20)
Distributions from net realized gain	-	(.34)	(.35)	-	(.34)	(.13)
Total distributions	(.32)	(.68) C	(.68) C	(.22)	(.58)	(.33)
Net asset value, end of period	$19.39	$17.39	$17.01	$19.26	$14.87	$15.12
Total Return D,E	13.47%	6.39%	(8.39)%	31.25%	2.16%	17.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H,I	.11%	.11%	.11%	.12%	.19%
Expenses net of fee waivers, if any	.12 % H,I	.11%	.11%	.11%	.12%	.15%
Expenses net of all reductions	.12% H,I	.11%	.11%	.11%	.12%	.15%
Net investment income (loss)	1.95% H,I	2.01%	1.85%	1.76%	2.06%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$13,168,844	$9,574,760	$7,712,276	$7,816,045	$5,243,996	$4,120,541
Portfolio turnover rate J	38 % I	50%	41%	44%	49%	72%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1.Organization.
Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund, and Fidelity SAI U.S. Low Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds,and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld or foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable. Fidelity SAI International Low Volatility Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI Emerging Markets Low Volatility Index Fund is subject to a tax imposed on capital gainsby certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	3,127,174,656	561,705,546	(207,146,581)	354,558,965
Fidelity SAI International Low Volatility Index Fund	6,191,783,618	929,992,353	(458,514,243)	471,478,110
Fidelity SAI U.S. Low Volatility Index Fund	10,790,740,852	2,765,172,948	(365,874,966)	2,399,297,982

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	(3,358,628)	-	(3,358,628)
Fidelity SAI International Low Volatility Index Fund	(71,961,889)	(171,061,148)	(243,023,037)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	618,965,109	647,292,188
Fidelity SAI International Low Volatility Index Fund	1,274,219,631	1,197,188,449
Fidelity SAI U.S. Low Volatility Index Fund	4,584,263,433	2,057,569,349
6.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI Emerging Markets Low Volatility Index Fund	.15%
Fidelity SAI International Low Volatility Index Fund	.15%
Fidelity SAI U.S. Low Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	Borrower	36,619,296	5.57%	152,932
Fidelity SAI International Low Volatility Index Fund	Borrower	32,940,321	5.57%	142,693
Fidelity SAI U.S. Low Volatility Index Fund	Borrower	86,929,500	5.57%	241,916

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI International Low Volatility Index Fund	406,453

7.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations,and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	3,240
Fidelity SAI International Low Volatility Index Fund	6,240
Fidelity SAI U.S. Low Volatility Index Fund	9,474
8.Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	37	-	-
Fidelity SAI International Low Volatility Index Fund	44,215	-	-
Fidelity SAI U.S. Low Volatility Index Fund	1,347	21	-
9.Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of Fidelity SAI Emerging Markets Low Volatility Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	.25%	8,911

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity SAI International Low Volatility Index Fund	38,530
Fidelity SAI U.S. Low Volatility Index Fund	359
10.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Large Cap Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	18%	25%	-	-	-	-
Fidelity SAI International Low Volatility Index Fund	-	-	33%	14%	-	-
Fidelity SAI U.S. Low Volatility Index Fund	-	-	-	-	48%	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Low Volatility Index Fund	43%
Fidelity SAI International Low Volatility Index Fund	47%
Fidelity SAI U.S. Low Volatility Index Fund	61%
11.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI Emerging Markets Low Volatility Index Fund	.26%
Actual		$ 1,000	$ 1,108.70	$ 1.36
Hypothetical-B		$ 1,000	$ 1,023.57	$ 1.31

Fidelity® SAI International Low Volatility Index Fund	.17%
Actual		$ 1,000	$ 1,098.70	$ .89
Hypothetical-B		$ 1,000	$ 1,024.02	$ .86

Fidelity® SAI U.S. Low Volatility Index Fund	.12%
Actual		$ 1,000	$ 1,134.70	$ .64
Hypothetical-B		$ 1,000	$ 1,024.27	$ .60

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9867662.108
SV1-SV2-SANN-0624
Fidelity® U.S. Sustainability Index Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	10.4
NVIDIA Corp.	8.1
Alphabet, Inc. Class A	3.7
Alphabet, Inc. Class C	3.2
Eli Lilly & Co.	2.7
Tesla, Inc.	2.1
Visa, Inc. Class A	1.7
MasterCard, Inc. Class A	1.6
Procter & Gamble Co.	1.5
Johnson & Johnson	1.4
36.4

Market Sectors (% of Fund's net assets)

Information Technology	28.5
Health Care	11.0
Financials	11.0
Communication Services	9.5
Industrials	8.2
Consumer Discretionary	7.9
Consumer Staples	5.2
Materials	2.5
Energy	1.9
Real Estate	1.9
Utilities	0.9

Asset Allocation (% of Fund's net assets)

Futures - 11.4%

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 88.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 0.6%
Liberty Global Ltd. Class C	23,277	381,044
Verizon Communications, Inc.	583,958	23,060,501
		23,441,545
Entertainment - 1.1%
Electronic Arts, Inc.	55,752	7,070,469
Take-Two Interactive Software, Inc. (a)	32,062	4,578,774
The Walt Disney Co.	271,639	30,179,093
		41,828,336
Interactive Media & Services - 7.0%
Alphabet, Inc.:
Class A	823,241	134,007,170
Class C	724,282	119,245,788
Snap, Inc. Class A (a)	187,498	2,821,845
		256,074,803
Media - 0.8%
Comcast Corp. Class A	557,702	21,254,023
Fox Corp. Class A	49,572	1,537,228
Interpublic Group of Companies, Inc.	53,278	1,621,782
Omnicom Group, Inc.	27,303	2,534,811
Sirius XM Holdings, Inc.	105,742	310,881
		27,258,725
TOTAL COMMUNICATION SERVICES		348,603,409
CONSUMER DISCRETIONARY - 7.9%
Automobile Components - 0.1%
Aptiv PLC (a)	39,076	2,774,396
BorgWarner, Inc.	32,344	1,059,913
Lear Corp.	8,083	1,017,407
		4,851,716
Automobiles - 2.1%
Rivian Automotive, Inc. (a)	91,083	810,639
Tesla, Inc. (a)	418,013	76,613,423
		77,424,062
Broadline Retail - 0.3%
eBay, Inc.	54,191	2,793,004
MercadoLibre, Inc. (a)	6,327	9,229,195
		12,022,199
Distributors - 0.2%
Genuine Parts Co.	18,853	2,963,880
LKQ Corp.	37,030	1,597,104
Pool Corp.	5,400	1,957,662
		6,518,646
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.	4,857	16,766,510
Hilton Worldwide Holdings, Inc.	35,575	7,018,236
McDonald's Corp.	100,624	27,474,377
Vail Resorts, Inc.	5,249	994,003
Yum! Brands, Inc.	38,699	5,466,234
		57,719,360
Household Durables - 0.2%
NVR, Inc. (a)	441	3,280,533
PulteGroup, Inc.	30,301	3,376,137
		6,656,670
Leisure Products - 0.0%
Hasbro, Inc.	18,136	1,111,737
Specialty Retail - 2.7%
AutoZone, Inc. (a)	2,395	7,080,578
Best Buy Co., Inc.	27,085	1,994,539
Burlington Stores, Inc. (a)	8,976	1,615,141
CarMax, Inc. (a)	21,832	1,483,921
Lowe's Companies, Inc.	79,683	18,166,927
The Home Depot, Inc.	138,530	46,299,497
TJX Companies, Inc.	157,951	14,861,610
Tractor Supply Co.	15,022	4,102,208
Ulta Beauty, Inc. (a)	6,797	2,751,697
		98,356,118
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (a)	3,611	2,955,495
lululemon athletica, Inc. (a)	15,927	5,743,276
NIKE, Inc. Class B	169,009	15,592,770
		24,291,541
TOTAL CONSUMER DISCRETIONARY		288,952,049
CONSUMER STAPLES - 5.2%
Beverages - 2.0%
Keurig Dr. Pepper, Inc.	144,705	4,876,559
PepsiCo, Inc.	191,106	33,617,456
The Coca-Cola Co.	570,531	35,241,700
		73,735,715
Consumer Staples Distribution & Retail - 0.4%
Kroger Co.	94,336	5,224,328
Target Corp.	64,113	10,320,911
		15,545,239
Food Products - 0.6%
Bunge Global SA	20,829	2,119,559
Campbell Soup Co.	26,648	1,218,080
Conagra Brands, Inc.	66,116	2,035,050
Darling Ingredients, Inc. (a)	21,946	929,852
General Mills, Inc.	77,564	5,465,159
Hormel Foods Corp.	41,357	1,470,655
Kellanova	37,861	2,190,637
Lamb Weston Holdings, Inc.	20,037	1,669,884
McCormick & Co., Inc. (non-vtg.)	34,724	2,641,107
The J.M. Smucker Co.	14,680	1,685,998
		21,425,981
Household Products - 2.2%
Church & Dwight Co., Inc.	33,968	3,664,808
Colgate-Palmolive Co.	108,439	9,967,713
Kimberly-Clark Corp.	45,366	6,193,820
Procter & Gamble Co.	345,385	56,366,832
The Clorox Co.	17,132	2,533,309
		78,726,482
TOTAL CONSUMER STAPLES		189,433,417
ENERGY - 1.9%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	139,399	4,547,195
Halliburton Co.	124,086	4,649,502
Schlumberger Ltd.	197,776	9,390,404
		18,587,101
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy, Inc.	33,225	5,243,570
HF Sinclair Corp.	22,094	1,198,600
Kinder Morgan, Inc.	276,927	5,062,226
Marathon Petroleum Corp.	52,843	9,602,630
ONEOK, Inc.	80,433	6,363,859
Phillips 66 Co.	61,483	8,804,980
Targa Resources Corp.	29,359	3,348,688
The Williams Companies, Inc.	167,951	6,442,600
Valero Energy Corp.	39,228	6,271,380
		52,338,533
TOTAL ENERGY		70,925,634
FINANCIALS - 11.0%
Banks - 0.9%
Citizens Financial Group, Inc.	65,296	2,227,247
Huntington Bancshares, Inc.	200,013	2,694,175
PNC Financial Services Group, Inc.	54,986	8,427,154
Regions Financial Corp.	124,869	2,406,226
Truist Financial Corp.	183,925	6,906,384
U.S. Bancorp	215,801	8,767,995
		31,429,181
Capital Markets - 3.4%
Ameriprise Financial, Inc.	16,414	6,759,121
Bank of New York Mellon Corp.	105,335	5,950,374
BlackRock, Inc. Class A	20,762	15,667,836
Cboe Global Markets, Inc.	14,577	2,640,624
Charles Schwab Corp.	230,476	17,043,700
FactSet Research Systems, Inc.	5,271	2,197,427
Franklin Resources, Inc.	41,195	940,894
Intercontinental Exchange, Inc.	81,891	10,544,285
LPL Financial	11,496	3,093,918
MarketAxess Holdings, Inc.	5,184	1,037,267
Moody's Corp.	23,899	8,850,517
Morgan Stanley	171,595	15,587,690
NASDAQ, Inc.	47,501	2,842,935
Northern Trust Corp.	28,604	2,356,684
Raymond James Financial, Inc.	27,395	3,342,190
S&P Global, Inc.	48,636	20,224,308
State Street Corp.	42,123	3,053,496
T. Rowe Price Group, Inc.	30,978	3,394,259
		125,527,525
Consumer Finance - 0.8%
Ally Financial, Inc.	37,352	1,432,449
American Express Co.	81,575	19,090,997
Discover Financial Services	34,522	4,374,973
Synchrony Financial	57,825	2,543,144
		27,441,563
Financial Services - 3.9%
Equitable Holdings, Inc.	47,795	1,764,113
Fidelity National Information Services, Inc.	81,821	5,557,282
Fiserv, Inc. (a)	84,628	12,920,157
MasterCard, Inc. Class A	127,146	57,368,275
Visa, Inc. Class A	237,475	63,788,160
		141,397,987
Insurance - 2.0%
AFLAC, Inc.	76,892	6,432,016
Allstate Corp.	36,120	6,142,567
Arch Capital Group Ltd. (a)	51,498	4,817,123
Assurant, Inc.	7,296	1,272,422
Hartford Financial Services Group, Inc.	41,413	4,012,506
Marsh & McLennan Companies, Inc.	68,815	13,723,775
Principal Financial Group, Inc.	31,963	2,529,552
Progressive Corp.	89,586	18,656,285
Prudential Financial, Inc.	50,137	5,539,136
The Travelers Companies, Inc.	31,611	6,706,590
Willis Towers Watson PLC	14,194	3,564,681
		73,396,653
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	67,961	1,273,589
TOTAL FINANCIALS		400,466,498
HEALTH CARE - 11.0%
Biotechnology - 1.0%
Amgen, Inc.	74,336	20,363,604
Biogen, Inc. (a)	19,998	4,295,970
Gilead Sciences, Inc.	172,040	11,217,008
Repligen Corp. (a)	8,092	1,328,706
		37,205,288
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	10,042	2,835,660
DexCom, Inc. (a)	53,557	6,822,626
Edwards Lifesciences Corp. (a)	83,939	7,107,115
Hologic, Inc. (a)	32,795	2,484,877
IDEXX Laboratories, Inc. (a)	11,462	5,648,015
Insulet Corp. (a)	9,657	1,660,425
STERIS PLC	13,639	2,789,994
Teleflex, Inc.	6,466	1,349,778
The Cooper Companies, Inc.	27,364	2,437,038
Zimmer Biomet Holdings, Inc.	28,854	3,470,559
		36,606,087
Health Care Providers & Services - 1.7%
Cencora, Inc.	26,350	6,298,968
Cigna Group	41,494	14,815,018
DaVita, Inc. (a)	7,538	1,047,857
Elevance Health, Inc.	32,536	17,197,879
HCA Holdings, Inc.	27,874	8,635,923
Humana, Inc.	17,108	5,168,156
Laboratory Corp. of America Holdings	11,521	2,319,984
Molina Healthcare, Inc. (a)	8,050	2,753,905
Quest Diagnostics, Inc.	15,514	2,143,725
		60,381,415
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	40,407	5,537,375
Avantor, Inc. (a)	106,239	2,574,171
Bio-Techne Corp.	21,774	1,376,335
Danaher Corp.	106,904	26,364,664
Illumina, Inc. (a)	21,862	2,690,119
Mettler-Toledo International, Inc. (a)	3,020	3,713,694
Waters Corp. (a)	8,165	2,523,312
West Pharmaceutical Services, Inc.	10,671	3,814,669
		48,594,339
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	281,212	12,356,455
Eli Lilly & Co.	124,968	97,612,505
Jazz Pharmaceuticals PLC (a)	8,253	914,020
Johnson & Johnson	348,163	50,340,888
Merck & Co., Inc.	372,914	48,187,947
Zoetis, Inc. Class A	63,560	10,121,294
		219,533,109
TOTAL HEALTH CARE		402,320,238
INDUSTRIALS - 8.2%
Aerospace & Defense - 0.1%
Axon Enterprise, Inc. (a)	9,814	3,078,259
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	16,021	1,137,491
Expeditors International of Washington, Inc.	19,847	2,209,170
United Parcel Service, Inc. Class B	100,170	14,773,072
		18,119,733
Building Products - 1.1%
Allegion PLC	12,078	1,468,202
Builders FirstSource, Inc. (a)	21,281	3,890,592
Carrier Global Corp.	112,609	6,924,327
Fortune Brands Innovations, Inc.	17,460	1,276,326
Johnson Controls International PLC	93,935	6,112,350
Lennox International, Inc.	6,664	3,088,231
Masco Corp.	34,861	2,386,235
Owens Corning	15,362	2,584,042
Trane Technologies PLC	38,908	12,347,065
		40,077,370
Commercial Services & Supplies - 0.6%
Cintas Corp.	12,757	8,398,443
Waste Management, Inc.	55,920	11,632,478
		20,030,921
Construction & Engineering - 0.2%
AECOM	18,247	1,685,293
Quanta Services, Inc.	20,046	5,183,094
		6,868,387
Electrical Equipment - 0.9%
Eaton Corp. PLC	63,867	20,326,311
Emerson Electric Co.	78,910	8,504,920
Rockwell Automation, Inc.	15,860	4,297,426
		33,128,657
Ground Transportation - 1.2%
CSX Corp.	274,216	9,109,456
J.B. Hunt Transport Services, Inc.	11,429	1,858,013
Knight-Swift Transportation Holdings, Inc. Class A	22,194	1,026,029
Norfolk Southern Corp.	31,350	7,220,532
Old Dominion Freight Lines, Inc.	28,211	5,126,221
Union Pacific Corp.	88,596	21,011,427
		45,351,678
Industrial Conglomerates - 0.2%
3M Co.	76,226	7,356,571
Machinery - 1.9%
Caterpillar, Inc.	77,493	25,926,833
Cummins, Inc.	19,560	5,525,504
Dover Corp.	18,893	3,387,515
Fortive Corp.	48,609	3,658,799
Graco, Inc.	23,373	1,874,515
IDEX Corp.	10,450	2,303,807
Illinois Tool Works, Inc.	41,751	10,191,837
Ingersoll Rand, Inc.	63,145	5,892,691
Otis Worldwide Corp.	55,773	5,086,498
Pentair PLC	22,719	1,796,846
Toro Co.	14,289	1,251,574
Xylem, Inc.	33,254	4,346,298
		71,242,717
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	22,135	1,108,299
Professional Services - 0.8%
Automatic Data Processing, Inc.	57,098	13,811,435
Broadridge Financial Solutions, Inc.	16,347	3,161,673
Dayforce, Inc. (a)	21,619	1,326,758
Paychex, Inc.	44,893	5,333,737
Paylocity Holding Corp. (a)	6,416	995,507
Robert Half, Inc.	14,734	1,018,709
TransUnion	27,025	1,972,825
		27,620,644
Trading Companies & Distributors - 0.7%
Fastenal Co.	79,525	5,402,929
Ferguson PLC	32,578	6,838,122
United Rentals, Inc.	11,218	7,493,512
W.W. Grainger, Inc.	7,338	6,760,866
		26,495,429
TOTAL INDUSTRIALS		300,478,665
INFORMATION TECHNOLOGY - 28.5%
Electronic Equipment, Instruments & Components - 0.2%
Keysight Technologies, Inc. (a)	24,513	3,626,453
Trimble, Inc. (a)	34,365	2,064,306
		5,690,759
IT Services - 1.6%
Accenture PLC Class A	94,990	28,583,441
Akamai Technologies, Inc. (a)	20,963	2,115,796
Gartner, Inc. (a)	13,499	5,569,552
IBM Corp.	136,754	22,728,515
Twilio, Inc. Class A (a)	23,821	1,426,401
		60,423,705
Semiconductors & Semiconductor Equipment - 10.7%
Applied Materials, Inc.	118,531	23,546,183
Intel Corp.	591,601	18,026,082
Lam Research Corp.	18,578	16,616,349
Marvell Technology, Inc.	123,674	8,151,353
NVIDIA Corp.	342,706	296,104,838
NXP Semiconductors NV	36,594	9,375,017
Texas Instruments, Inc.	111,260	19,628,489
		391,448,311
Software - 15.7%
Adobe, Inc. (a)	67,248	31,124,392
ANSYS, Inc. (a)	12,320	4,002,522
Autodesk, Inc. (a)	35,020	7,454,007
Cadence Design Systems, Inc. (a)	45,032	12,412,170
DocuSign, Inc. (a)	32,539	1,841,707
Fair Isaac Corp. (a)	4,474	5,070,518
Gen Digital, Inc.	86,928	1,750,730
HubSpot, Inc. (a)	8,527	5,157,726
Intuit, Inc.	45,041	28,178,550
Microsoft Corp.	979,318	381,277,877
PTC, Inc. (a)	30,062	5,334,201
Salesforce, Inc.	148,417	39,915,268
ServiceNow, Inc. (a)	36,160	25,070,813
Synopsys, Inc. (a)	24,163	12,820,646
Workday, Inc. Class A (a)	38,989	9,541,778
Zscaler, Inc. (a)	18,127	3,134,883
		574,087,788
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	137,659	2,340,203
HP, Inc.	111,186	3,123,215
NetApp, Inc.	28,846	2,948,350
Seagate Technology Holdings PLC	17,534	1,506,346
Western Digital Corp. (a)	19,564	1,385,718
		11,303,832
TOTAL INFORMATION TECHNOLOGY		1,042,954,395
MATERIALS - 2.5%
Chemicals - 1.7%
Ecolab, Inc.	38,295	8,660,414
International Flavors & Fragrances, Inc.	35,252	2,984,082
Linde PLC	71,122	31,361,957
LyondellBasell Industries NV Class A	35,815	3,580,426
PPG Industries, Inc.	32,518	4,194,822
Sherwin-Williams Co.	37,860	11,343,235
		62,124,936
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,769	5,148,017
Containers & Packaging - 0.3%
Amcor PLC	200,064	1,788,572
Avery Dennison Corp.	11,139	2,420,282
Ball Corp.	43,528	3,028,243
International Paper Co.	45,502	1,589,840
WestRock Co.	35,281	1,692,077
		10,519,014
Metals & Mining - 0.4%
Newmont Corp.	159,127	6,466,921
Nucor Corp.	34,339	5,787,152
Steel Dynamics, Inc.	21,156	2,752,819
		15,006,892
TOTAL MATERIALS		92,798,859
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	65,156	11,178,163
Boston Properties, Inc.	20,505	1,269,054
Crown Castle, Inc.	59,888	5,616,297
Digital Realty Trust, Inc.	45,561	6,322,956
Equinix, Inc.	13,894	9,880,162
Healthpeak Properties, Inc.	97,751	1,819,146
Iron Mountain, Inc.	44,273	3,432,043
Prologis, Inc.	132,862	13,558,567
SBA Communications Corp. Class A	14,969	2,786,030
Welltower, Inc.	77,389	7,373,624
Weyerhaeuser Co.	100,923	3,044,847
		66,280,889
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	41,743	3,627,049
TOTAL REAL ESTATE		69,907,938
UTILITIES - 0.9%
Electric Utilities - 0.4%
Edison International	52,913	3,759,998
Eversource Energy	48,209	2,922,430
Exelon Corp.	120,271	4,519,784
NRG Energy, Inc.	35,175	2,556,167
		13,758,379
Gas Utilities - 0.1%
Atmos Energy Corp.	20,514	2,418,601
Multi-Utilities - 0.3%
CMS Energy Corp.	40,309	2,443,128
Consolidated Edison, Inc.	47,614	4,494,762
Sempra	78,151	5,597,956
		12,535,846
Water Utilities - 0.1%
American Water Works Co., Inc.	26,897	3,290,041
Essential Utilities, Inc.	34,576	1,264,790
		4,554,831
TOTAL UTILITIES		33,267,657
TOTAL COMMON STOCKS (Cost $2,495,235,694)		3,240,108,759

U.S. Treasury Obligations - 0.3%
	Principal Amount (b)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (c) (Cost $9,968,005)	10,000,000	9,967,733

Money Market Funds - 10.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $397,804,051)	397,724,506	397,804,051

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $2,903,007,750)	3,647,880,543
NET OTHER ASSETS (LIABILITIES) - 0.3%	11,968,474
NET ASSETS - 100.0%	3,659,849,017

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	237	Jun 2024	83,287,725	(3,450,566)	(3,450,566)
CME E-mini S&P 500 Index Contracts (United States)	1,318	Jun 2024	333,915,300	(8,330,746)	(8,330,746)

TOTAL FUTURES CONTRACTS					(11,781,312)
The notional amount of futures purchased as a percentage of Net Assets is 11.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $234,890,884.

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,967,733.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	16,961,349	733,130,202	352,287,676	5,041,396	176	-	397,804,051	0.8%
Total	16,961,349	733,130,202	352,287,676	5,041,396	176	-	397,804,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	348,603,409	348,603,409	-	-
Consumer Discretionary	288,952,049	288,952,049	-	-
Consumer Staples	189,433,417	189,433,417	-	-
Energy	70,925,634	70,925,634	-	-
Financials	400,466,498	400,466,498	-	-
Health Care	402,320,238	402,320,238	-	-
Industrials	300,478,665	300,478,665	-	-
Information Technology	1,042,954,395	1,042,954,395	-	-
Materials	92,798,859	92,798,859	-	-
Real Estate	69,907,938	69,907,938	-	-
Utilities	33,267,657	33,267,657	-	-

U.S. Government and Government Agency Obligations	9,967,733	-	9,967,733	-

Money Market Funds	397,804,051	397,804,051	-	-
Total Investments in Securities:	3,647,880,543	3,637,912,810	9,967,733	-
Derivative Instruments: Liabilities
Futures Contracts	(11,781,312)	(11,781,312)	-	-
Total Liabilities	(11,781,312)	(11,781,312)	-	-
Total Derivative Instruments:	(11,781,312)	(11,781,312)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(11,781,312)
Total Equity Risk	0	(11,781,312)
Total Value of Derivatives	0	(11,781,312)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,505,203,699)	$3,250,076,492
Fidelity Central Funds (cost $397,804,051)	397,804,051

Total Investment in Securities (cost $2,903,007,750)		$3,647,880,543
Segregated cash with brokers for derivative instruments		9,757,060
Receivable for fund shares sold		6,591,381
Dividends receivable		2,190,658
Distributions receivable from Fidelity Central Funds		1,764,920
Total assets		3,668,184,562
Liabilities
Payable for fund shares redeemed	$1,193,258
Accrued management fee	338,244
Payable for daily variation margin on futures contracts	6,804,043
Total liabilities		8,335,545
Net Assets		$3,659,849,017
Net Assets consist of:
Paid in capital		$2,999,010,947
Total accumulated earnings (loss)		660,838,070
Net Assets		$3,659,849,017
Net Asset Value, offering price and redemption price per share ($3,659,849,017 ÷ 161,466,521 shares)		$22.67
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$20,195,439
Interest		206,586
Income from Fidelity Central Funds		5,041,396
Total income		25,443,421
Expenses
Management fee	$1,759,472
Independent trustees' fees and expenses	4,247
Miscellaneous	1,922
Total expenses before reductions	1,765,641
Expense reductions	(967)
Total expenses after reductions		1,764,674
Net Investment income (loss)		23,678,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,518,125)
Fidelity Central Funds	176
Futures contracts	14,405,175
Total net realized gain (loss)		6,887,226
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	551,514,283
Futures contracts	(11,682,666)
Total change in net unrealized appreciation (depreciation)		539,831,617
Net gain (loss)		546,718,843
Net increase (decrease) in net assets resulting from operations		$570,397,590
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,678,747	$33,324,339
Net realized gain (loss)	6,887,226	(73,445,153)
Change in net unrealized appreciation (depreciation)	539,831,617	280,924,535
Net increase (decrease) in net assets resulting from operations	570,397,590	240,803,721
Distributions to shareholders	(32,020,496)	(31,003,717)

Share transactions
Proceeds from sales of shares	1,008,770,073	667,415,739
Reinvestment of distributions	29,325,296	28,625,159
Cost of shares redeemed	(340,137,234)	(661,727,724)

Net increase (decrease) in net assets resulting from share transactions	697,958,135	34,313,174
Total increase (decrease) in net assets	1,236,335,229	244,113,178

Net Assets
Beginning of period	2,423,513,788	2,179,400,610
End of period	$3,659,849,017	$2,423,513,788

Other Information
Shares
Sold	46,158,922	35,494,418
Issued in reinvestment of distributions	1,430,502	1,672,031
Redeemed	(15,857,794)	(36,785,982)
Net increase (decrease)	31,731,630	380,467

Financial Highlights
Fidelity® U.S. Sustainability Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.68	$16.85	$20.91	$14.29	$13.18	$11.43
Income from Investment Operations
Net investment income (loss) A,B	.16	.27	.25	.23	.23	.23
Net realized and unrealized gain (loss)	4.07	1.81	(4.10)	6.56	1.08	1.69
Total from investment operations	4.23	2.08	(3.85)	6.79	1.31	1.92
Distributions from net investment income	(.24)	(.25)	(.17)	(.17)	(.18)	(.15)
Distributions from net realized gain	-	-	(.04)	-	(.02)	(.02)
Total distributions	(.24)	(.25)	(.21)	(.17)	(.20)	(.17)
Net asset value, end of period	$22.67	$18.68	$16.85	$20.91	$14.29	$13.18
Total Return C,D	22.77%	12.47%	(18.58)%	47.84%	9.99%	17.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.11% G,H	.11%	.11%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.11 % G,H	.11%	.11%	.11%	.11%	.11%
Expenses net of all reductions	.11% G,H	.11%	.11%	.11%	.11%	.11%
Net investment income (loss)	1.48% G,H	1.48%	1.37%	1.28%	1.68%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$3,659,849	$2,423,514	$2,179,401	$1,868,457	$488,752	$206,094
Portfolio turnover rate I	6 % G	21%	9%	12%	10%	12%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$893,610,501
Gross unrealized depreciation	(176,693,566)
Net unrealized appreciation (depreciation)	$716,916,935
Tax cost	$2,919,182,296

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(60,057,755)
Long-term	(24,963,602)
Total capital loss carryforward	$(85,021,357)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Sustainability Index Fund	394,772,010	92,554,572
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .11% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $967.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® U.S. Sustainability Index Fund	.11%
Actual		$ 1,000	$ 1,227.70	$ .61
Hypothetical-B		$ 1,000	$ 1,024.32	$ .55

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883816.106
USY-SANN-0624
Fidelity Flex® Funds

Fidelity Flex® International Index Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.2
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.3
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.1
Nestle SA (Reg. S) (United States of America, Food Products)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Shell PLC (London) (United States of America, Oil, Gas & Consumable Fuels)	0.9
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.9
11.8

Market Sectors (% of Fund's net assets)

Financials	21.7
Industrials	12.2
Information Technology	11.9
Consumer Discretionary	11.2
Health Care	9.0
Materials	7.1
Consumer Staples	7.1
Energy	5.7
Communication Services	4.9
Utilities	2.4
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Futures - 5.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 93.9%
	Shares	Value ($)
Australia - 4.4%
Ampol Ltd.	19,333	456,525
ANZ Group Holdings Ltd.	244,664	4,414,700
APA Group unit	103,273	551,114
Aristocrat Leisure Ltd.	47,191	1,204,314
ASX Ltd.	15,589	636,813
Aurizon Holdings Ltd.	148,982	365,937
BHP Group Ltd.	412,636	11,317,003
BlueScope Steel Ltd.	35,959	524,837
Brambles Ltd.	113,604	1,068,747
CAR Group Ltd.	29,170	632,508
Cochlear Ltd.	5,361	1,118,347
Coles Group Ltd.	109,323	1,140,153
Commonwealth Bank of Australia	136,262	9,983,853
Computershare Ltd.	43,888	771,041
DEXUS Property Group unit	87,726	398,470
EBOS Group Ltd.	12,960	267,067
Endeavour Group Ltd.	119,070	409,470
Fortescue Ltd.	138,175	2,290,174
Glencore PLC	844,989	4,916,623
Goodman Group unit	139,224	2,812,274
IDP Education Ltd.	22,035	229,757
Insurance Australia Group Ltd.	197,334	817,550
Macquarie Group Ltd.	29,726	3,559,347
Magellan Financial Group Ltd. warrants 4/16/27 (a)	50	4
Medibank Private Ltd.	221,687	508,076
Mineral Resources Ltd.	14,141	641,469
Mirvac Group unit	320,080	419,391
National Australia Bank Ltd.	253,758	5,500,847
Northern Star Resources Ltd.	94,245	893,323
Orica Ltd.	39,571	458,182
Origin Energy Ltd.	140,693	887,972
Pilbara Minerals Ltd.	229,550	584,412
Qantas Airways Ltd. (a)	66,101	249,393
QBE Insurance Group Ltd.	121,848	1,393,815
Ramsay Health Care Ltd.	15,329	513,831
REA Group Ltd.	4,334	496,798
Reece Ltd.	18,515	328,450
Rio Tinto Ltd.	30,247	2,517,287
Rio Tinto PLC	91,730	6,206,523
Santos Ltd.	265,437	1,302,597
Scentre Group unit	418,712	847,913
SEEK Ltd.	28,561	441,206
Seven Group Holdings Ltd.	13,462	327,115
Sonic Healthcare Ltd.	36,748	631,539
South32 Ltd.	364,566	831,750
Stockland Corp. Ltd. unit	197,976	560,889
Suncorp Group Ltd.	103,951	1,110,240
Telstra Group Ltd.	332,333	785,174
The GPT Group	156,723	421,496
The Lottery Corp. Ltd.	179,214	559,057
Transurban Group unit	251,559	2,019,632
Treasury Wine Estates Ltd.	65,481	507,819
Vicinity Centres unit	317,380	388,654
Washington H. Soul Pattinson & Co. Ltd.	18,916	395,866
Wesfarmers Ltd.	92,258	3,952,261
Westpac Banking Corp.	285,181	4,735,814
WiseTech Global Ltd.	13,650	804,156
Woodside Energy Group Ltd.	154,853	2,774,503
Woolworths Group Ltd.	99,530	2,042,069
TOTAL AUSTRALIA		96,926,147
Austria - 0.1%
Erste Group Bank AG	28,061	1,313,762
Mondi PLC	2,793	53,258
Mondi PLC	32,695	620,573
OMV AG	11,936	569,138
Verbund AG	5,578	426,223
Voestalpine AG	9,108	244,168
TOTAL AUSTRIA		3,227,122
Belgium - 0.5%
Ageas	12,906	594,179
Anheuser-Busch InBev SA NV	70,563	4,217,818
D'ieteren Group	1,747	378,846
Elia Group SA/NV	2,437	234,979
Groupe Bruxelles Lambert SA	7,149	532,914
KBC Group NV	20,419	1,523,202
Lotus Bakeries SA	34	342,166
Sofina SA	1,295	305,151
Syensqo SA	5,976	556,062
UCB SA	10,327	1,372,662
Umicore SA	17,436	388,157
Warehouses de Pauw	14,551	387,289
Warehouses de Pauw rights (a)(b)	14,551	17,392
TOTAL BELGIUM		10,850,817
Brazil - 1.0%
Ambev SA	378,200	884,938
Atacadao SA	51,100	109,923
B3 SA - Brasil Bolsa Balcao	455,800	947,133
Banco Bradesco SA	131,268	312,459
Banco BTG Pactual SA unit	95,400	613,635
Banco do Brasil SA	140,000	739,283
Banco Santander SA (Brasil) unit	29,000	161,403
BB Seguridade Participacoes SA	57,100	354,085
Caixa Seguridade Participacoes	47,100	142,046
CCR SA	84,100	199,698
Centrais Eletricas Brasileiras SA (Electrobras)	95,600	697,033
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	27,000	420,240
Companhia Siderurgica Nacional SA (CSN)	52,100	139,666
Cosan SA	101,708	284,013
CPFL Energia SA (a)	18,700	114,881
Energisa SA unit	20,400	177,183
Eneva SA (a)	44,300	105,618
ENGIE Brasil Energia SA	16,450	129,570
Equatorial Energia SA	84,489	497,731
Hapvida Participacoes e Investimentos SA (a)(c)	405,473	288,140
Hypera SA (a)	29,800	169,413
Klabin SA unit	62,800	278,649
Localiza Rent a Car SA	74,194	700,561
Lojas Renner SA	75,573	223,113
Magazine Luiza SA (a)	302,855	79,321
Natura & Co. Holding SA	75,093	239,917
Petroleo Brasileiro SA - Petrobras (ON)	303,344	2,585,604
PRIO SA	65,100	601,779
Raia Drogasil SA	104,724	515,896
Rede D'Oregon Sao Luiz SA (c)	48,061	240,647
Rumo SA	105,500	409,598
Sendas Distribuidora SA	112,000	282,987
Suzano SA	64,922	730,913
Telefonica Brasil SA	34,100	310,884
TIM SA	71,500	242,483
Totvs SA	46,600	247,152
Ultrapar Participacoes SA	59,400	295,707
Vale SA	277,326	3,380,188
Vibra Energia SA	94,578	427,300
Weg SA	137,060	1,043,932
Wheaton Precious Metals Corp.	37,095	1,932,556
Yara International ASA	13,489	385,539
TOTAL BRAZIL		22,642,817
Burkina Faso - 0.0%
Endeavour Mining PLC	15,315	325,901
Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	40,539	2,567,239
Air Canada (a)	14,102	208,152
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	62,561	3,467,406
AltaGas Ltd. (d)	23,653	518,540
ARC Resources Ltd.	49,033	887,947
Bank of Montreal	58,657	5,239,568
Bank of Nova Scotia	98,791	4,532,481
Barrick Gold Corp. (Canada)	143,568	2,386,108
BCE, Inc.	5,709	187,570
Brookfield Asset Management Ltd. Class A	28,607	1,092,828
Brookfield Corp. (Canada) Class A	113,036	4,534,085
CAE, Inc. (a)	26,266	506,756
Cameco Corp.	35,468	1,618,236
Canadian Apartment Properties (REIT) unit	6,910	215,083
Canadian Imperial Bank of Commerce	76,830	3,586,312
Canadian National Railway Co.	44,381	5,386,715
Canadian Natural Resources Ltd.	87,186	6,606,794
Canadian Pacific Kansas City Ltd.	75,792	5,945,982
Canadian Tire Ltd. Class A (non-vtg.)	4,365	421,677
Canadian Utilities Ltd. Class A (non-vtg.)	10,921	244,179
CCL Industries, Inc. Class B	12,037	614,681
Cenovus Energy, Inc. (Canada)	114,629	2,354,780
CGI, Inc. Class A (sub. vtg.) (a)	16,821	1,704,399
Constellation Software, Inc.	1,640	4,222,293
Constellation Software, Inc. warrants 3/31/40 (a)(e)	1,367	0
Descartes Systems Group, Inc. (Canada) (a)	6,905	640,518
Dollarama, Inc.	22,868	1,907,646
Element Fleet Management Corp.	31,398	501,082
Emera, Inc.	23,013	776,155
Empire Co. Ltd. Class A (non-vtg.)	11,443	266,572
Enbridge, Inc.	172,819	6,144,982
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,732	1,883,051
FirstService Corp.	3,292	483,523
Fortis, Inc.	39,629	1,556,201
Franco-Nevada Corp.	15,705	1,890,555
George Weston Ltd.	4,930	648,798
Gildan Activewear, Inc.	12,577	435,967
Great-West Lifeco, Inc.	22,749	672,729
Hydro One Ltd. (c)	26,540	743,386
iA Financial Corp., Inc.	8,030	486,822
IGM Financial, Inc.	6,514	162,820
Imperial Oil Ltd.	15,331	1,054,065
Intact Financial Corp.	14,484	2,380,630
Ivanhoe Mines Ltd. (a)	50,922	690,230
Keyera Corp.	18,733	480,623
Kinross Gold Corp.	99,666	642,890
Loblaw Companies Ltd.	12,715	1,394,295
Magna International, Inc. Class A (sub. vtg.)	22,261	1,064,013
Manulife Financial Corp.	147,003	3,428,806
MEG Energy Corp. (a)	22,734	517,053
Metro, Inc.	18,501	946,385
National Bank of Canada	27,542	2,211,523
Northland Power, Inc.	21,067	321,518
Nutrien Ltd.	40,409	2,130,744
Onex Corp. (sub. vtg.)	5,308	376,590
Open Text Corp.	21,914	773,791
Pan American Silver Corp.	29,677	547,342
Parkland Corp.	11,661	359,237
Pembina Pipeline Corp.	47,168	1,659,694
Power Corp. of Canada (sub. vtg.)	46,319	1,234,142
Quebecor, Inc. Class B (sub. vtg.)	13,289	275,018
RB Global, Inc.	14,869	1,064,323
Restaurant Brands International, Inc.	21,320	1,617,449
Restaurant Brands International, Inc.	2,900	219,965
RioCan (REIT)	11,477	145,396
Rogers Communications, Inc. Class B (non-vtg.)	29,326	1,098,567
Royal Bank of Canada	114,187	11,047,519
Saputo, Inc.	21,061	404,957
Shopify, Inc. Class A (a)	98,192	6,893,732
Stantec, Inc.	9,316	741,748
Sun Life Financial, Inc.	47,456	2,423,043
Suncor Energy, Inc.	105,169	4,013,023
TC Energy Corp.	84,514	3,027,807
Teck Resources Ltd. Class B (sub. vtg.)	37,612	1,849,385
TELUS Corp.	39,626	636,422
TFI International, Inc. (Canada)	6,553	853,392
The Toronto-Dominion Bank	144,260	8,558,250
Thomson Reuters Corp.	12,883	1,945,856
TMX Group Ltd.	22,311	590,735
Toromont Industries Ltd.	6,753	618,079
Tourmaline Oil Corp.	27,306	1,334,506
West Fraser Timber Co. Ltd.	4,526	346,654
WSP Global, Inc.	10,148	1,539,836
TOTAL CANADA		151,709,851
Chile - 0.2%
Antofagasta PLC	32,284	891,524
Banco de Chile	3,776,359	418,918
Banco de Credito e Inversiones	5,970	174,122
Banco Santander Chile	5,839,052	264,568
Cencosud SA	101,131	173,294
Compania Sud Americana de Vapores SA	1,221,150	95,270
Empresas CMPC SA	88,074	173,937
Empresas COPEC SA	30,358	216,637
Enel Americas SA	1,669,005	156,461
Enel Chile SA	2,237,870	132,867
Falabella SA (a)	68,066	182,209
LATAM Airlines Group SA	14,061,837	190,264
Lundin Mining Corp.	53,968	616,262
TOTAL CHILE		3,686,333
China - 7.4%
360 Security Technology, Inc. (A Shares) (a)	34,900	40,836
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	8,800	20,215
AAC Technology Holdings, Inc.	56,500	179,819
Accelink Technologies Co. Ltd. (A Shares) (a)	4,200	21,532
ACM Research Shanghai, Inc. (A Shares) (a)	1,252	14,100
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	2,655	51,622
AECC Aero-Engine Control Co. Ltd. (A Shares)	7,300	19,669
AECC Aviation Power Co. Ltd.	12,100	58,972
Agricultural Bank of China Ltd.:
(A Shares)	392,900	238,489
(H Shares)	2,310,000	1,030,054
Aier Eye Hospital Group Co. Ltd. (A Shares)	44,695	79,384
AIMA Technology Group Co. Ltd.	5,300	25,719
Air China Ltd.:
(A Shares) (a)	74,000	75,252
(H Shares) (a)	92,000	46,125
Airtac International Group	11,278	398,597
Akeso, Inc. (a)(c)	40,000	244,765
Alibaba Group Holding Ltd.	1,326,144	12,416,772
Alibaba Health Information Technology Ltd. (a)	450,000	167,976
Aluminum Corp. of China Ltd.:
(A shares)	88,000	89,850
(H Shares)	270,000	179,068
Amlogic Shanghai Co. Ltd. (A Shares)	2,262	17,984
Angel Yeast Co. Ltd. (A Shares)	3,600	14,781
Anhui Conch Cement Co. Ltd.:
(A Shares)	5,600	17,739
(H Shares)	120,000	278,408
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	1,900	71,011
(B Shares)	13,400	219,641
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares) (a)	9,700	20,877
Anhui Kouzi Distillery Co. Ltd. (A Shares)	2,300	13,226
Anhui Yingjia Distillery Co. Ltd. (A Shares)	3,600	35,202
Anjoy Foods Group Co. Ltd. (A Shares)	1,600	20,317
Anker Innovations Technology Co. Ltd. (A Shares) (a)	1,700	20,197
Anta Sports Products Ltd.	103,200	1,168,326
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	5,000	12,251
ASR Microelectronics Co. Ltd. (A Shares)	1,602	9,024
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	1,760	20,026
Autobio Diagnostics Co. Ltd.	3,300	25,914
Autohome, Inc. ADR Class A	5,417	139,217
Avary Holding Shenzhen Co. Ltd. (A Shares)	7,400	24,550
AVIC Capital Co. Ltd. (A Shares)	32,600	13,353
AviChina Industry & Technology Co. Ltd. (H Shares)	187,000	80,424
Avicopter PLC (A Shares)	3,500	20,090
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	25,000	23,400
Baidu, Inc. Class A (a)	184,492	2,390,202
Bank of Beijing Co. Ltd. (A Shares)	103,500	79,676
Bank of Changsha Co. Ltd. (A Shares)	20,100	22,615
Bank of Chengdu Co. Ltd. (A Shares)	15,200	31,011
Bank of China Ltd.:
(A Shares)	495,300	313,393
(H Shares)	6,025,000	2,702,155
Bank of Communications Co. Ltd.:
(A Shares)	138,700	131,562
(H Shares)	868,000	625,011
Bank of Hangzhou Co. Ltd. (A Shares)	25,700	45,760
Bank of Jiangsu Co. Ltd. (A Shares)	87,360	97,394
Bank of Nanjing Co. Ltd. (A Shares)	47,200	60,714
Bank of Ningbo Co. Ltd. (A Shares)	32,080	101,296
Bank of Shanghai Co. Ltd. (A Shares)	61,818	62,282
Bank of Suzhou Co. Ltd.	15,800	16,451
Baoshan Iron & Steel Co. Ltd. (A Shares)	106,100	101,612
BeiGene Ltd. (a)	55,177	654,543
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	22,300	14,410
Beijing Enlight Media Co. Ltd. (A Shares)	13,000	16,755
Beijing Enterprises Holdings Ltd.	48,000	153,674
Beijing Enterprises Water Group Ltd.	326,000	82,221
Beijing Kingsoft Office Software, Inc. (A Shares)	2,279	96,533
Beijing New Building Materials PLC (A Shares)	9,000	40,644
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	5,800	11,698
Beijing Roborock Technology Co. Ltd. (A Shares)	530	30,966
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	6,700	26,533
Beijing Tongrentang Co. Ltd. (A Shares)	6,300	36,740
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	4,256	39,985
Beijing Yanjing Brewery Co. Ltd. (A Shares)	11,400	15,558
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	230,500	161,566
Beiqi Foton Motor Co. Ltd. (A Shares) (a)	37,700	13,636
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	1,700	13,467
Bilibili, Inc. Class Z (a)	18,706	237,532
Bloomage Biotechnology Corp. Ltd. (A Shares)	1,779	15,064
BOC Aviation Ltd. Class A (c)	16,900	134,418
BOC Hong Kong (Holdings) Ltd.	298,500	914,930
BOC International China Co. Ltd.	9,900	13,991
BOE Technology Group Co. Ltd. (A Shares)	179,100	107,507
Bosideng International Holdings Ltd.	342,000	197,973
Brilliance China Automotive Holdings Ltd.	238,000	197,632
By-Health Co. Ltd. (A Shares)	8,700	18,978
BYD Co. Ltd.:
(A Shares)	12,300	369,292
(H Shares)	81,500	2,234,126
BYD Electronic International Co. Ltd.	66,500	224,024
C&D International Investment Group Ltd.	54,961	108,873
Caitong Securities Co. Ltd.	22,200	23,411
Cambricon Technologies Corp. Ltd. (A Shares) (a)	2,134	49,246
Canmax Technologies Co. Ltd. (A Shares)	3,120	9,075
Cathay Biotech, Inc. (A Shares) (a)	2,616	18,476
CECEP Solar Energy Co. Ltd. (A Shares)	16,700	11,878
CGN Power Co. Ltd.:
(A Shares) (a)	18,600	10,547
(H Shares) (c)	1,038,000	348,050
Changchun High & New Technology Industry Group, Inc. (A Shares)	1,800	27,985
Changjiang Securities Co. Ltd. (A Shares)	27,600	21,548
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	1,400	25,576
Chaozhou Three-Circle Group Co. (A Shares)	8,300	31,864
Chengxin Lithium Group Co. Ltd. (A Shares)	3,200	7,908
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	6,500	15,948
China Baoan Group Co. Ltd. (A Shares)	12,900	18,683
China Cinda Asset Management Co. Ltd. (H Shares)	759,000	68,399
China CITIC Bank Corp. Ltd.:
(A Shares)	67,800	64,277
(H Shares)	624,000	365,061
China Coal Energy Co. Ltd. (H Shares)	164,000	165,204
China Communications Services Corp. Ltd. (H Shares)	178,000	85,092
China Construction Bank Corp.:
(A Shares)	291,400	286,156
(H Shares)	7,475,000	4,836,258
China CSSC Holdings Ltd. (A Shares)	21,700	109,039
China Eastern Airlines Corp. Ltd. (A Shares) (a)	82,200	43,489
China Energy Engineering Corp. Ltd. (A Shares)	137,600	41,725
China Everbright Bank Co. Ltd.:
(A Shares)	99,400	43,223
(H Shares)	423,000	128,150
China Feihe Ltd. (c)	275,000	150,388
China Film Co. Ltd. (A Shares) (a)	8,400	13,764
China Galaxy Securities Co. Ltd.:
(A Shares)	31,200	53,359
(H Shares)	269,000	145,708
China Gas Holdings Ltd.	216,000	202,248
China Great Wall Securities Co. Ltd. (A Shares)	14,800	15,604
China Greatwall Technology Group Co. Ltd. (A Shares)	12,600	16,897
China Hongqiao Group Ltd.	206,500	284,945
China International Capital Corp. Ltd.	2,100	9,633
China International Capital Corp. Ltd. (H Shares) (c)	164,800	198,724
China Jushi Co. Ltd. (A Shares)	19,415	31,913
China Life Insurance Co. Ltd.:
(A Shares)	6,600	27,817
(H Shares)	627,000	825,711
China Literature Ltd. (a)(c)	32,200	115,020
China Longyuan Power Grid Corp. Ltd. (H Shares)	260,000	182,139
China Medical System Holdings Ltd.	108,000	96,428
China Mengniu Dairy Co. Ltd.	259,000	536,513
China Merchants Bank Co. Ltd.:
(A Shares)	79,600	375,584
(H Shares)	354,000	1,533,124
China Merchants Energy Shipping Co. Ltd. (A Shares)	40,500	47,638
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares) (a)	16,100	24,602
China Merchants Holdings International Co. Ltd.	99,219	131,030
China Merchants Securities Co. Ltd. (A Shares)	36,750	74,024
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	45,900	53,476
China Minmetals Rare Earth Co. Ltd. (A Shares)	3,800	14,677
China Minsheng Banking Corp. Ltd.:
(A Shares)	45,200	24,646
(H Shares)	735,900	269,252
China National Building Materials Co. Ltd. (H Shares)	295,000	114,147
China National Chemical Engineering Co. Ltd. (A Shares)	31,300	29,724
China National Medicines Corp. Ltd. (A Shares)	2,700	12,939
China National Nuclear Power Co. Ltd. (A Shares)	91,100	116,146
China National Software & Service Co. Ltd. (A Shares)	3,380	14,070
China Northern Rare Earth Group High-Tech Co. Ltd.	17,000	45,179
China Oilfield Services Ltd. (H Shares)	142,000	151,842
China Overseas Land and Investment Ltd.	324,500	596,714
China Overseas Property Holdings Ltd.	100,000	60,824
China Pacific Insurance (Group) Co. Ltd.	33,300	118,032
China Pacific Insurance (Group) Co. Ltd. (H Shares)	216,200	473,711
China Petroleum & Chemical Corp.:
(A Shares)	183,700	160,645
(H Shares)	1,966,000	1,173,509
China Power International Development Ltd.	386,805	156,090
China Railway Group Ltd.:
(A Shares)	102,100	92,222
(H Shares)	373,000	184,060
China Railway Signal & Communications Corp. (A Shares)	29,107	21,677
China Resource Gas Group Ltd.	78,500	246,723
China Resources Beer Holdings Co. Ltd.	132,000	601,664
China Resources Land Ltd.	260,500	936,716
China Resources Microelectronics Ltd. (A Shares)	5,701	28,626
China Resources Mixc Lifestyle Services Ltd. (c)	54,000	190,067
China Resources Pharmaceutical Group Ltd. (c)	118,000	76,306
China Resources Power Holdings Co. Ltd.	166,000	412,818
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	4,000	33,101
China Ruyi Holdings Ltd. (a)	428,000	107,202
China Shenhua Energy Co. Ltd.:
(A Shares)	25,900	142,265
(H Shares)	286,000	1,187,035
China Southern Airlines Ltd.:
(A Shares) (a)	11,600	9,061
(H Shares) (a)	112,000	40,496
China State Construction Engineering Corp. Ltd. (A Shares)	196,800	145,370
China State Construction International Holdings Ltd.	160,000	168,816
China Taiping Insurance Group Ltd.	114,000	104,232
China Three Gorges Renewables Group Co. Ltd. (A Shares)	141,700	91,629
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	11,100	113,891
(H Shares) (c)	6,100	53,718
China Tower Corp. Ltd. (H Shares) (c)	3,606,000	422,116
China United Network Communications Ltd. (A Shares)	151,000	97,385
China Vanke Co. Ltd.:
(A Shares)	10,100	10,281
(H Shares)	280,300	164,392
China XD Electric Co. Ltd. (A Shares) (a)	25,600	24,835
China Yangtze Power Co. Ltd. (A Shares)	151,100	537,612
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	2,600	16,714
China Zheshang Bank Co. Ltd.	109,300	45,190
Chongqing Brewery Co. Ltd. (A Shares)	2,800	27,135
Chongqing Changan Automobile Co. Ltd. (A Shares)	40,488	81,888
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	63,000	26,966
Chongqing Taiji Industry Group Co. Ltd. (A Shares) (a)	3,100	15,509
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	11,650	56,269
Chow Tai Fook Jewellery Group Ltd.	172,000	234,032
CITIC Pacific Ltd.	485,000	459,005
CITIC Securities Co. Ltd.:
(A Shares)	53,525	139,537
(H Shares)	198,725	316,393
Cmoc Group Ltd.:
(A Shares)	48,200	59,267
(H Shares)	372,000	349,014
CNGR Advanced Material Co. Ltd.	3,300	23,812
CNPC Capital Co. Ltd. (A Shares) (a)	34,400	27,784
Contemporary Amperex Technology Co. Ltd.	22,480	628,770
COSCO Shipping Development Co. Ltd. (A Shares)	37,900	12,850
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	57,200	125,872
(H Shares)	16,000	18,764
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	59,870	96,537
(H Shares)	245,550	317,701
Cosco Shipping Ports Ltd.	101,757	62,444
Country Garden Holdings Co. Ltd. (a)	1,001,784	63,713
Country Garden Services Holdings Co. Ltd.	173,000	115,415
CRRC Corp. Ltd.:
(A Shares)	98,400	94,747
(H Shares)	429,000	236,805
CSC Financial Co. Ltd. (A Shares)	19,500	59,861
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	6,120	28,953
CSPC Pharmaceutical Group Ltd.	745,760	612,368
CSSC Science & Technology Co. Ltd. (a)	6,700	14,685
Daqin Railway Co. Ltd. (A Shares)	73,000	69,205
DaShenLin Pharmaceutical Group Co. Ltd.	5,232	15,695
Datang International Power Generation Co. Ltd. (A Shares)	63,300	26,301
Dong-E-E-Jiao Co. Ltd. (A Shares)	3,400	32,192
Dongfang Electric Corp. Ltd. (A Shares)	11,400	26,489
Dongfeng Motor Group Co. Ltd. (H Shares)	168,000	60,924
Dongxing Securities Co. Ltd. (A Shares)	15,200	18,441
East Buy Holding Ltd. (a)(c)	36,000	76,111
East Money Information Co. Ltd. (A Shares)	75,740	135,864
Eastroc Beverage Group Co. Ltd. (a)	1,200	35,213
Ecovacs Robotics Co. Ltd. Class A	2,300	15,681
Empyrean Technology Co. Ltd. (A Shares) (a)	1,600	17,253
ENN Energy Holdings Ltd.	64,300	547,861
ENN Natural Gas Co. Ltd. (A Shares)	13,300	33,137
Eoptolink Technology, Inc. Ltd. (A Shares)	3,700	43,401
ESR Group Ltd. (c)	134,200	147,066
Eve Energy Co. Ltd. (A shares)	8,771	44,734
Everbright Securities Co. Ltd. (A Shares)	18,900	43,032
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	54,746	16,725
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	23,140	16,166
Far East Horizon Ltd.	155,000	115,058
FAW Jiefang Group Co. Ltd. (A Shares) (a)	12,800	15,848
First Capital Securities Co. Ltd. (A Shares)	14,400	11,376
Flat Glass Group Co. Ltd.	22,000	52,993
Flat Glass Group Co. Ltd. (A Shares)	14,400	52,699
Focus Media Information Technology Co. Ltd. (A Shares)	71,800	64,270
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	22,192	119,858
Fosun International Ltd.	198,000	116,818
Founder Securities Co. Ltd. (A Shares)	36,400	44,976
Foxconn Industrial Internet Co. Ltd. (A Shares)	62,000	204,862
Fujian Sunner Development Co. Ltd. A Shares	7,200	15,535
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	4,200	28,878
(H Shares) (c)	59,600	356,829
GalaxyCore, Inc. (A Shares)	6,414	14,627
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	9,760	47,321
(H Shares) (c)	28,260	82,872
GCL Technology Holdings Ltd.	1,794,000	265,715
GD Power Development Co. Ltd. (A Shares)	78,300	55,334
Geely Automobile Holdings Ltd.	502,000	604,186
GEM Co. Ltd. (A Shares)	24,900	23,869
Genscript Biotech Corp. (a)	92,000	135,670
GF Securities Co. Ltd.:
(A Shares)	27,300	49,644
(H Shares)	82,200	81,891
Giant Biogene Holding Co. Ltd. (c)	23,800	145,007
Giant Network Group Co. Ltd. (A Shares)	7,800	12,609
Gigadevice Semiconductor Beijing, Inc. (A Shares)	3,240	34,950
Ginlong Technologies Co. Ltd. (A Shares)	1,350	9,940
GoerTek, Inc. (A Shares)	16,100	34,961
Goldwind Science & Technology Co. Ltd. (H Shares)	50,216	20,079
Goneo Group Co. Ltd. (A Shares)	2,000	32,940
GoodWe Technologies Co. Ltd. (A Shares)	662	8,466
Gotion High-tech Co. Ltd. (A Shares) (a)	7,000	18,069
Great Wall Motor Co. Ltd.:
(A Shares)	8,300	29,937
(H Shares)	191,000	288,628
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	13,300	77,161
Greenland Holdings Corp. Ltd. (A Shares) (a)	46,000	11,651
GRG Banking Equipment Co. Ltd. (A Shares)	10,900	17,863
Guangdong Haid Group Co. Ltd. (A Shares)	8,000	55,047
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)	12,600	15,393
Guangdong Investment Ltd.	230,000	120,144
Guanghui Energy Co. Ltd. (A Shares)	30,500	31,006
Guangzhou Automobile Group Co. Ltd.	37,700	45,558
Guangzhou Automobile Group Co. Ltd. (H Shares)	194,000	80,146
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	8,900	12,692
Guangzhou Baiyunshan Pharma Health (A Shares)	7,200	31,810
Guangzhou Haige Communications Group (A Shares)	11,300	16,958
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	1,900	10,039
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	2,600	11,972
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	8,160	23,572
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	23,676	18,859
Guolian Securities Co. Ltd. (a)(e)	11,900	17,190
Guosen Securities Co. Ltd. (A Shares)	26,300	32,519
Guotai Junan Securities Co. Ltd. (H Shares) (c)	64,800	68,886
Guoyuan Securities Co. Ltd. (A Shares)	23,710	22,248
H World Group Ltd. ADR	16,891	620,069
Haidilao International Holding Ltd. (c)	140,000	315,869
Haier Smart Home Co. Ltd.	197,000	729,693
Haier Smart Home Co. Ltd. (A Shares)	33,800	140,619
Hainan Airlines Co. Ltd. (A Shares) (a)	205,600	38,785
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	62,700	30,240
Haitian International Holdings Ltd.	49,000	159,586
Haitong Securities Co. Ltd.:
(A Shares)	8,400	9,685
(H Shares)	328,400	156,851
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	12,200	11,287
Hangzhou Chang Chuan Technology Co. Ltd.	2,300	9,235
Hangzhou First Applied Material Co. Ltd. (A Shares)	8,116	30,348
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	5,400	18,819
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	3,800	14,295
Hangzhou Robam Appliances Co. Ltd. (A Shares)	3,100	10,099
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	7,300	19,234
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	500	4,061
Hansoh Pharmaceutical Group Co. Ltd. (c)	92,000	203,292
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	2,900	12,416
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares) (a)	4,800	17,381
Heilongjiang Agriculture Co. Ltd. (A Shares)	10,400	18,766
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	11,600	34,620
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	17,100	63,586
Hengan International Group Co. Ltd.	50,500	169,537
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	6,600	13,085
Hengli Petrochemical Co. Ltd. (A Shares) (a)	30,700	65,547
Hengtong Optic-electric Co. Ltd. (A Shares)	9,100	17,716
Hengyi Petrochemical Co. Ltd. (A Shares) (a)	20,200	20,863
Hesteel Co. Ltd. (A Shares)	30,300	9,142
Hisense Electric Co. Ltd.	5,700	21,915
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	2,500	41,463
HLA Group Corp. Ltd. (A Shares) (a)	19,100	23,987
Hongfa Technology Co. Ltd. (A Shares)	2,660	10,461
Hoshine Silicon Industry Co. Ltd. (A Shares)	4,200	27,973
Hoymiles Power Electronics, Inc. (A Shares)	326	10,179
Hua Hong Semiconductor Ltd. (c)	44,000	86,711
Huadian Power International Corp. Ltd.:
(A Shares)	23,100	21,533
(H Shares)	26,000	14,197
Huadong Medicine Co. Ltd. (A Shares)	7,600	34,524
Huafon Chemical Co. Ltd. (A Shares)	22,600	25,342
Huagong Tech Co. Ltd. (A Shares) (a)	3,800	17,388
Huaibei Mining Holdings Co. Ltd. (A Shares)	12,200	32,455
Hualan Biological Engineer, Inc. (A Shares)	7,410	19,893
Huaneng Power International, Inc.:
(A Shares) (a)	61,600	79,491
(H Shares) (a)	334,000	212,592
Huatai Securities Co. Ltd.:
(A Shares)	26,000	49,171
(H Shares) (c)	117,800	139,313
Huaxia Bank Co. Ltd. (A Shares)	61,200	56,643
Huayu Automotive Systems Co. Ltd. (A Shares)	14,200	32,242
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	3,700	20,985
Huizhou Desay SV Automotive Co. Ltd.	2,900	50,087
Humanwell Healthcare Group Co. Ltd. (A Shares)	8,000	22,308
Hunan Valin Steel Co. Ltd. (A Shares)	31,000	22,306
Hundsun Technologies, Inc. (A Shares)	7,808	22,059
Hwatsing Technology Co. Ltd. (A Shares)	743	17,424
Hygeia Healthcare Holdings Co. (c)	26,400	108,964
Hygon Information Technology Co. Ltd. (A Shares)	9,347	100,519
IEIT Systems Co. Ltd. (A Shares)	7,145	39,846
iFlytek Co. Ltd. (A Shares)	11,400	70,476
IMEIK Technology Development Co. Ltd. (A Shares)	1,400	41,413
Industrial & Commercial Bank of China Ltd.:
(A Shares)	847,100	634,528
(H Shares)	4,531,000	2,429,652
Industrial Bank Co. Ltd. (A Shares)	97,100	225,542
Industrial Securities Co. Ltd. (A Shares)	38,270	29,403
Ingenic Semiconductor Co. Ltd. (A Shares)	1,900	16,550
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	30,200	119,015
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	231,700	51,019
Inner Mongolia Dian Tou Energy Corp. Ltd.	10,700	31,097
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	41,800	24,259
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	83,500	162,284
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	14,600	14,439
Innovent Biologics, Inc. (a)(c)	98,500	476,835
iQIYI, Inc. ADR (a)	34,800	168,780
iRay Technology Co. Ltd. (A Shares)	410	11,233
iSoftStone Information Technology Group Co. Ltd. (A Shares)	3,750	21,590
JA Solar Technology Co. Ltd. (A Shares)	17,276	33,881
Jason Furniture Hangzhou Co. Ltd. (A Shares)	3,120	14,363
JCET Group Co. Ltd. (A Shares)	9,700	34,198
JD Health International, Inc. (a)(c)	94,100	320,959
JD Logistics, Inc. (a)(c)	159,300	172,414
JD.com, Inc. Class A	191,323	2,756,653
Jiangsu Eastern Shenghong Co. Ltd.	30,100	41,135
Jiangsu Expressway Co. Ltd. (H Shares)	92,000	90,226
Jiangsu Hengli Hydraulic Co. Ltd.	5,676	39,959
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	30,032	190,712
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	6,500	51,404
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares) (a)	6,100	21,028
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	1,900	20,508
Jiangsu Phoenix Publishing & Media Corp. Ltd. (a)	13,500	18,964
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	7,300	95,561
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	1,430	12,693
Jiangsu Yoke Technology Co. Ltd. (A Shares)	2,200	19,354
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	4,700	25,064
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	15,900	29,667
Jiangxi Copper Co. Ltd.:
(A Shares)	9,800	35,139
(H Shares)	88,000	179,224
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	5,700	7,629
Jinduicheng Molybdenum Co. Ltd. (A Shares)	12,400	19,399
Jinko Solar Co. Ltd. (A Shares)	40,888	42,499
JiuGui Liquor Co. Ltd. (A Shares)	1,200	8,436
Jizhong Energy Resources Co. Ltd. (A Shares)	20,600	21,305
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	6,300	10,555
Jointown Pharmaceutical Group (A Shares)	15,019	16,994
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares) (a)	2,700	10,980
Juneyao Airlines Co. Ltd. (A shares) (a)	8,100	13,733
Kangmei Pharmaceutical Co. Ltd. rights (a)(e)	751	0
Kanzhun Ltd. ADR	18,253	361,227
KE Holdings, Inc. ADR	53,332	806,380
Keda Industrial Group Co. Ltd.	6,400	8,917
Kingboard Chemical Holdings Ltd.	52,500	115,383
Kingdee International Software Group Co. Ltd. (a)	229,000	241,601
Kingnet Network Co. Ltd. (A Shares)	7,200	11,667
Kingsoft Corp. Ltd.	74,600	242,374
Kuaishou Technology Class B (a)(c)	192,700	1,350,964
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	10,200	27,482
Kunlun Energy Co. Ltd.	334,000	323,773
Kunlun Tech Co. Ltd. (A Shares) (a)	6,500	35,480
Kweichow Moutai Co. Ltd. (A Shares)	6,500	1,524,030
Lb Group Co. Ltd. (A Shares)	12,900	37,295
Lenovo Group Ltd.	650,000	731,094
Lens Technology Co. Ltd. (A Shares)	26,400	51,895
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	7,000	14,145
Li Auto, Inc. Class A (a)	93,698	1,227,622
Li Ning Co. Ltd.	191,500	501,322
Liaoning Port Co. Ltd. (A Shares)	69,500	13,809
Lingyi iTech Guangdong Co. (A Shares)	30,900	22,098
Livzon Pharmaceutical Group, Inc. (A Shares)	2,000	11,062
Longfor Properties Co. Ltd. (c)	154,797	229,277
LONGi Green Energy Technology Co. Ltd.	37,252	93,282
Luxshare Precision Industry Co. Ltd. (A Shares)	33,693	135,059
Luzhou Laojiao Co. Ltd. (A Shares)	6,900	176,619
Mango Excellent Media Co. Ltd. (A Shares)	10,000	32,197
Maxscend Microelectronics Co. Ltd. (A Shares)	2,324	28,957
Meihua Holdings Group Co. Ltd. (A Shares)	10,200	15,621
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	16,500	10,064
Meituan Class B (a)(c)	413,980	5,652,703
Metallurgical Corp. China Ltd. (A Shares)	82,500	37,159
MGI Tech Co. Ltd. (A Shares)	2,134	17,167
Midea Group Co. Ltd. (A Shares)	16,500	158,693
Ming Yang Smart Energy Group Ltd. (A Shares)	12,000	16,162
MINISO Group Holding Ltd.	30,312	170,992
Montage Technology Co. Ltd. (A Shares)	5,827	40,470
Muyuan Foodstuff Co. Ltd. (A Shares)	25,640	154,178
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	6,501	12,269
Nanjing Securities Co. Ltd. (A Shares)	14,200	16,035
NARI Technology Co. Ltd. (A Shares)	39,080	126,400
National Silicon Industry Group Co. Ltd. (A Shares) (a)	10,561	19,274
NAURA Technology Group Co. Ltd.	2,600	113,854
NetEase, Inc.	157,890	2,959,591
New China Life Insurance Co. Ltd.	19,900	86,058
New China Life Insurance Co. Ltd. (H Shares)	42,500	81,505
New Hope Liuhe Co. Ltd. (A Shares) (a)	22,500	27,663
New Oriental Education & Technology Group, Inc. (a)	121,290	963,766
Ninestar Corp. (A Shares)	5,400	18,788
Ningbo Deye Technology Co. Ltd. (A Shares)	1,760	22,648
Ningbo Joyson Electronic Corp. (A shares)	6,800	16,436
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	4,200	25,533
Ningbo Sanxing Medical Electric Co. Ltd. (a)	7,500	34,626
Ningbo Shanshan Co. Ltd. (A Shares)	11,900	19,401
Ningbo Tuopu Group Co. Ltd. (A Shares)	5,900	50,770
Ningxia Baofeng Energy Group Co. Ltd.	35,700	81,607
NIO, Inc. sponsored ADR (a)(d)	112,094	529,084
Nongfu Spring Co. Ltd. (H Shares) (c)	162,800	956,437
Offcn Education Technology Co. A Shares (a)	22,400	8,178
Offshore Oil Enginering Co. Ltd. (A Shares)	26,800	23,486
OFILM Group Co. Ltd. (A Shares) (a)	14,600	17,601
Oppein Home Group, Inc. (A Shares)	2,560	21,983
Orient Securities Co. Ltd. (A Shares)	33,540	38,535
Oriental Pearl Group Co. Ltd. (a)	15,100	14,352
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	33,400	14,285
PDD Holdings, Inc. ADR (a)	48,700	6,096,266
People's Insurance Co. of China Group Ltd.:
(A Shares)	50,300	36,297
(H Shares)	671,000	220,239
People.cn Co. Ltd. (A Shares) (a)	5,500	18,743
Perfect World Co. Ltd. (A Shares)	8,250	11,359
PetroChina Co. Ltd.:
(A Shares)	112,700	159,002
(H Shares)	1,716,000	1,598,868
Pharmaron Beijing Co. Ltd.:
(A Shares)	5,325	14,421
(H Shares) (c)	2,500	3,065
PICC Property & Casualty Co. Ltd. (H Shares)	560,000	695,735
Ping An Bank Co. Ltd. (A Shares)	91,800	136,446
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	59,000	335,389
(H Shares)	542,000	2,456,389
Piotech, Inc. (A Shares)	747	18,577
Poly Developments & Holdings (A Shares)	58,000	71,165
Pop Mart International Group Ltd. (c)	37,800	161,763
Postal Savings Bank of China Co. Ltd.	148,000	97,946
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	621,000	321,773
Power Construction Corp. of China Ltd. (A Shares)	84,100	58,847
Prosus NV	119,091	3,984,779
Qi An Xin Technology Group, Inc. (A Shares) (a)	2,667	11,337
Qifu Technology, Inc. ADR	9,627	176,078
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	24,600	56,197
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	6,300	27,118
Risen Energy Co. Ltd. (A Shares)	3,900	6,967
Rockchip Electronics Co. Ltd.	1,400	11,073
Rongsheng Petrochemical Co. Ltd. (A Shares)	43,250	66,803
SAIC Motor Corp. Ltd. (A Shares)	34,200	70,029
Sailun Group Co. Ltd. A Shares	15,100	34,512
Sanan Optoelectronics Co. Ltd. (A Shares)	23,000	39,633
Sangfor Technologies, Inc. (a)	1,600	12,053
Sany Heavy Equipment International Holdings Co. Ltd.	93,000	65,349
Sany Heavy Industry Co. Ltd. (A Shares)	37,600	84,490
Satellite Chemical Co. Ltd. (A Shares) (a)	16,009	42,521
SDIC Capital Co. Ltd.	29,800	26,259
SDIC Power Holdings Co. Ltd. (A Shares)	32,700	71,811
Seazen Holdings Co. Ltd. (A Shares) (a)	8,200	11,108
Seres Group Co. Ltd. (A Shares) (a)	6,800	84,757
SF Holding Co. Ltd. (A Shares)	22,100	110,240
SG Micro Corp. (A Shares)	2,457	25,950
Shaanxi Coal Industry Co. Ltd. (A Shares)	45,200	153,083
Shan Xi Hua Yang Group New Energy Co. Ltd.	19,300	25,155
Shandong Gold Mining Co. Ltd.:
(A Shares)	17,740	70,147
(H Shares) (c)	68,250	147,475
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares) (a)	3,700	20,303
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	9,460	38,830
Shandong Linglong Tyre Co. Ltd. (A Shares)	7,300	22,494
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	55,000	27,102
Shandong Sun Paper Industry JSC Ltd. (A Shares)	14,200	30,487
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	188,800	128,034
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	6,440	10,615
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	3,644	10,231
Shanghai Baosight Software Co. Ltd.	75,786	161,900
Shanghai Construction Group Co. Ltd. (A Shares)	49,098	16,228
Shanghai Electric Group Co. Ltd. (A Shares) (a)	51,500	30,568
Shanghai Electric Power Co. Ltd. (A Shares)	12,000	15,190
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	5,400	17,629
(H Shares)	46,000	72,214
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	617	27,565
Shanghai International Airport Co. Ltd. (A Shares) (a)	5,200	26,974
Shanghai International Port Group Co. Ltd. (A Shares)	34,200	26,491
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	3,300	13,127
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	3,886	16,107
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	10,480	15,261
Shanghai M&G Stationery, Inc. (A Shares)	5,400	26,305
Shanghai Moons' Electric Co. Ltd. (A Shares) (a)	2,000	15,419
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	14,600	36,092
(H Shares)	54,600	77,590
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	136,900	145,130
Shanghai Putailai New Energy Technology Co. Ltd.	9,286	23,621
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	26,800	26,505
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	46,200	43,095
Shanghai United Imaging Healthcare Co. Ltd. (A Shares) (a)	3,614	66,033
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	21,700	17,734
Shanghai Zhangjiang High Ltd. (A Shares) (a)	6,800	17,239
Shanxi Coal International Energy Group Co. Ltd. (A Shares) (a)	8,100	15,994
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	13,900	40,530
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	18,700	15,634
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	36,700	19,532
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	5,660	203,855
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	28,430	41,138
Shede Spirits Co. Ltd. (A Shares)	1,300	13,039
Shenergy Co. Ltd. (A Shares)	18,400	21,581
Shengyi Technology Co. Ltd.	10,900	29,066
Shennan Circuits Co. Ltd. (A Shares)	2,640	33,863
Shenwan Hongyuan Group Co. Ltd. (A Shares)	103,000	66,656
Shenzhen Capchem Technology Co. Ltd. (A Shares)	3,180	14,738
Shenzhen Energy Group Co. Ltd. (A Shares)	23,640	23,573
Shenzhen Goodix Technology Co. Ltd. (A Shares) (a)	2,100	17,723
Shenzhen Inovance Technology Co. Ltd. (A Shares)	6,050	49,616
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	6,000	11,386
Shenzhen Kangtai Biological Products Co. Ltd.	4,320	12,028
Shenzhen Kedali Industry Co. Ltd.	1,000	13,139
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	5,700	239,342
Shenzhen New Industries Biomedical Engineering Co. Ltd.	3,700	36,063
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	50,800	18,460
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	4,600	20,208
Shenzhen SC New Energy Technology Corp. (A Shares)	1,300	12,292
Shenzhen Sed Industry Co. Ltd. (A Shares)	3,600	8,700
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	3,834	75,932
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,200	15,481
Shenzhou International Group Holdings Ltd.	67,300	661,506
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	8,440	21,899
Sichuan Changhong Electric Co. Ltd. (A Shares)	20,500	15,693
Sichuan Chuantou Energy Co. Ltd. (A Shares)	20,200	46,353
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	50,600	14,650
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	6,700	31,374
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	33,520	33,540
Sichuan Swellfun Co. Ltd. (A Shares)	1,900	11,782
Sieyuan Electric Co. Ltd. (A Shares)	3,200	28,713
Silergy Corp.	26,000	344,695
Sinolink Securities Co. Ltd. (A Shares)	14,700	17,696
Sinoma International Engineering Co. Ltd. (A Shares)	10,100	17,666
Sinoma Science & Technology Co. Ltd. (A Shares)	6,700	14,330
Sinomine Resource Group Co. Ltd. (A Shares)	4,056	19,837
Sinopharm Group Co. Ltd. (H Shares)	116,000	292,942
Sinotruk Hong Kong Ltd.	52,500	130,657
SITC International Holdings Co. Ltd.	115,000	249,388
SKSHU Paint Co. Ltd. (A Shares)	2,156	10,091
Smoore International Holdings Ltd. (c)	149,000	129,766
Songcheng Performance Development Co. Ltd. (A Shares)	10,220	15,288
Soochow Securities Co. Ltd. (A Shares)	25,070	23,606
Southwest Securities Co. Ltd. (A Shares)	36,400	19,883
Spring Airlines Co. Ltd. (A Shares) (a)	5,000	39,111
StarPower Semiconductor Ltd. (A Shares)	700	13,395
Sungrow Power Supply Co. Ltd. (A Shares)	7,200	102,254
Sunny Optical Technology Group Co. Ltd.	58,300	282,039
Sunresin New Materials Co. Ltd. (A Shares)	1,950	12,543
Sunwoda Electronic Co. Ltd. (A Shares)	6,600	13,818
SUPCON Technology Co. Ltd. (A Shares)	4,536	29,733
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	6,700	14,164
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	1,528	24,123
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	2,000	43,820
TAL Education Group ADR (a)	35,453	426,854
TBEA Co. Ltd. (A Shares)	26,750	52,089
TCL Technology Group Corp. (A Shares)	81,040	53,277
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	21,575	30,965
Tencent Holdings Ltd.	539,000	23,653,045
Tencent Music Entertainment Group ADR (a)	60,849	763,655
Thunder Software Technology Co. Ltd. (A Shares)	1,700	11,392
Tianfeng Securities Co. Ltd. (A Shares) (a)	39,200	15,730
Tianjin 712 Communication & Broadcasting Co. Ltd.	4,100	12,500
Tianma Microelectronics Co. Ltd. (A Shares) (a)	13,200	14,743
Tianqi Lithium Corp. (A Shares)	6,500	35,252
Tianshan Aluminum Group Co. Ltd.	21,500	22,366
Tianshui Huatian Technology Co. Ltd. (A Shares)	14,800	16,654
Tingyi (Cayman Islands) Holding Corp.	158,000	174,384
Tongcheng Travel Holdings Ltd.	98,000	257,924
TongFu Microelectronics Co. Ltd. (A Shares)	5,500	15,664
Tongkun Group Co. Ltd. (A Shares) (a)	9,400	17,834
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	58,200	32,271
Tongwei Co. Ltd. (A Shares)	22,400	66,948
Topchoice Medical Corp. (a)	1,300	10,886
Topsports International Holdings Ltd. (c)	148,000	102,782
TravelSky Technology Ltd. (H Shares)	71,000	92,231
Trina Solar Co. Ltd. (A Shares)	10,581	30,963
Trip.com Group Ltd. (a)	45,000	2,191,831
Tsinghua Tongfang Co. Ltd. (A Shares) (a)	15,300	12,766
Tsingtao Brewery Co. Ltd.:
(A Shares) (a)	2,500	28,217
(H Shares)	54,000	389,146
Unigroup Guoxin Microelectronics Co. Ltd. (a)	4,599	36,842
Unisplendour Corp. Ltd. (A Shares) (a)	13,320	38,124
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	7,000	14,247
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	1,918	8,676
Vipshop Holdings Ltd. ADR	28,180	423,827
Walvax Biotechnology Co. Ltd. (A Shares)	8,200	16,608
Wanda Film Holding Co. Ltd. (A Shares) (a)	7,300	14,707
Wanhua Chemical Group Co. Ltd. (A Shares)	15,000	183,770
Want Want China Holdings Ltd.	374,000	213,312
Weichai Power Co. Ltd.:
(A Shares)	13,100	31,429
(H Shares)	187,000	382,109
Weihai Guangwei Composites Co. Ltd. (A Shares)	3,520	12,622
Wens Foodstuffs Group Co. Ltd. (A Shares)	31,560	82,926
Western Mining Co. Ltd. (A Shares)	13,000	35,847
Western Securities Co. Ltd. (A Shares)	22,700	23,128
Western Superconducting Technologies Co. Ltd. (A Shares)	2,303	12,574
Wharf Holdings Ltd.	88,000	283,127
Will Semiconductor Ltd.	5,350	74,760
Wilmar International Ltd.	156,100	366,925
Wingtech Technology Co. Ltd. (A Shares) (a)	5,300	22,913
Wintime Energy Group Co. Ltd. (A Shares) (a)	78,900	14,685
Wuchan Zhongda Group Co. Ltd.	28,300	18,404
Wuhan Guide Infrared Co. Ltd. (A Shares)	17,590	16,979
Wuliangye Yibin Co. Ltd. (A Shares)	22,400	463,258
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	8,240	37,475
WuXi AppTec Co. Ltd.	9,260	55,645
WuXi AppTec Co. Ltd. (H Shares) (c)	34,564	155,576
Wuxi Biologics (Cayman), Inc. (a)(c)	308,000	533,560
XCMG Construction Machinery Co. Ltd. (A Shares)	57,800	55,938
Xiamen C&D, Inc. (A Shares)	12,400	16,999
Xiamen Faratronic Co. Ltd. (A Shares)	900	12,219
Xiamen Tungsten Co. Ltd. (A Shares)	6,000	15,822
Xiaomi Corp. Class B (a)(c)	1,257,800	2,741,913
Xinjiang Daqo New Energy Co. Ltd. (A Shares) (a)	8,381	28,246
Xinyi Solar Holdings Ltd.	388,968	267,636
XPeng, Inc. Class A (a)	95,402	386,775
Yadea Group Holdings Ltd. (c)	98,000	188,520
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	3,500	18,286
Yankuang Energy Group Co. Ltd.:
(A Shares)	21,050	67,059
(H Shares)	182,000	394,826
Yantai Jereh Oilfield Services (A Shares)	5,300	23,247
Yealink Network Technology Corp. Ltd.	6,030	29,337
Yifeng Pharmacy Chain Co. Ltd.	4,060	24,558
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	7,000	30,270
Yintai Gold Co. Ltd. (A Shares)	12,620	32,016
Yonghui Superstores Co. Ltd. (A Shares) (a)	32,700	10,944
YongXing Special Materials Technology Co. Ltd. (A Shares)	1,950	12,734
Yonyou Network Technology Co. Ltd. (A Shares)	16,720	26,750
Youngor Fashion Co. Ltd. (A Shares)	20,800	22,417
YTO Express Group Co. Ltd. (A Shares)	15,900	34,783
Yuexiu Property Co. Ltd.	120,240	71,762
Yum China Holdings, Inc.	33,388	1,218,996
Yunda Holding Co. Ltd. (A Shares)	10,180	10,999
Yunnan Aluminium Co. Ltd. (A Shares)	17,100	33,744
Yunnan Baiyao Group Co. Ltd. (A Shares)	8,400	66,277
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	1,700	13,375
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares) (a)	22,900	18,054
Yunnan Energy New Material Co. Ltd.	4,400	25,224
Yunnan Tin Co. Ltd. (A Shares)	8,900	20,182
Yunnan Yuntianhua Co. Ltd. (Series A)	7,000	19,516
Yutong Bus Co. Ltd. (a)	10,100	35,659
Zai Lab Ltd. (a)	75,140	120,773
Zangge Mining Co. Ltd. (Series A)	8,700	34,476
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	2,700	88,385
Zhaojin Mining Industry Co. Ltd. (H Shares)	104,000	167,485
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	34,940	22,518
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	23,100	27,884
Zhejiang Chint Electric Co. Ltd. (A Shares)	10,200	29,015
Zhejiang Dahua Technology Co. Ltd. (A Shares)	17,200	42,470
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	2,800	25,299
Zhejiang Expressway Co. Ltd. (H Shares)	125,640	82,147
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	5,290	12,228
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	7,740	30,275
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	7,100	33,133
Zhejiang Juhua Co. Ltd. (A Shares)	11,400	37,190
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(c)	40,300	138,473
Zhejiang Longsheng Group Co. Ltd. (A Shares)	11,600	14,629
Zhejiang NHU Co. Ltd. (A Shares)	14,532	38,450
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,100	27,471
Zhejiang Supor Cookware Co. Ltd.	3,000	24,340
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	6,240	18,924
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	5,900	14,284
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	56,200	48,282
Zheshang Securities Co. Ltd.	16,700	25,948
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	57,200	96,206
Zhongji Innolight Co. Ltd. (A Shares)	3,800	95,787
Zhongjin Gold Co. Ltd. (A Shares)	25,600	46,089
Zhongsheng Group Holdings Ltd. Class H	67,000	122,194
Zhongtai Securities Co. Ltd. (A Shares)	36,900	33,834
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	4,183	27,485
(H Shares)	39,000	139,777
Zijin Mining Group Co. Ltd.:
(A Shares)	81,000	195,015
(H Shares)	464,000	1,012,203
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	34,900	40,906
ZTE Corp.:
(A Shares)	5,600	22,006
(H Shares)	98,400	212,087
ZTO Express, Inc. sponsored ADR	34,627	726,821
TOTAL CHINA		161,154,197
Colombia - 0.0%
Bancolombia SA	21,149	182,217
Interconexion Electrica SA ESP	34,499	159,172
TOTAL COLOMBIA		341,389
Czech Republic - 0.0%
CEZ A/S	13,295	490,753
Komercni Banka A/S	5,927	218,655
MONETA Money Bank A/S (c)	25,912	104,553
TOTAL CZECH REPUBLIC		813,961
Denmark - 2.3%
A.P. Moller - Maersk A/S:
Series A	247	352,004
Series B	326	475,317
Carlsberg A/S Series B	7,957	1,070,319
Coloplast A/S Series B	10,284	1,239,892
Danske Bank A/S	56,168	1,623,422
Demant A/S (a)	8,097	389,737
DSV A/S	14,260	2,035,889
Genmab A/S (a)	5,399	1,498,925
Novo Nordisk A/S Series B	265,699	34,073,854
Novonesis (NOVOZYMES) B Series B	30,428	1,691,872
ORSTED A/S (a)(c)	15,426	851,323
Pandora A/S	6,893	1,054,825
Rockwool International A/S Series B	765	251,319
Svitzer A/S	1,146	38,509
Tryg A/S	28,599	566,750
Vestas Wind Systems A/S (a)	82,338	2,219,588
TOTAL DENMARK		49,433,545
Egypt - 0.0%
Commercial International Bank SAE	179,723	270,054
Commercial International Bank SAE GDR	49,558	73,445
Eastern Co. SAE	75,096	34,527
EFG Holding SAE	76,734	23,734
TOTAL EGYPT		401,760
Finland - 0.6%
Elisa Corp. (A Shares)	11,525	520,514
Fortum Corp.	36,125	477,281
Kesko Oyj	22,143	378,805
Kone OYJ (B Shares)	27,785	1,358,069
Metso Corp.	53,369	607,999
Neste OYJ	34,633	788,734
Nokia Corp.	434,619	1,579,993
Nordea Bank Abp (Helsinki Stock Exchange)	258,584	3,030,154
Orion Oyj (B Shares)	9,020	344,520
Sampo Oyj (A Shares)	36,810	1,489,635
Stora Enso Oyj (R Shares)	46,850	627,479
UPM-Kymmene Corp.	43,745	1,536,859
Wartsila Corp.	37,999	703,992
TOTAL FINLAND		13,444,034
France - 6.3%
Accor SA	15,264	672,929
Adevinta ASA Class B (a)	27,314	278,832
Aeroports de Paris SA	2,882	367,543
Air Liquide SA	42,703	8,351,794
Airbus Group NV	48,263	7,942,051
Alstom SA	23,768	374,775
Amundi SA (c)	4,992	350,281
Arkema SA	4,888	506,259
AXA SA	147,543	5,107,934
bioMerieux SA	3,372	359,860
BNP Paribas SA	84,099	6,051,920
Bollore SA	58,534	381,052
Bouygues SA	15,354	567,112
Bureau Veritas SA	25,862	756,790
Capgemini SA	12,669	2,662,784
Carrefour SA	45,753	769,713
Compagnie de St.-Gobain	37,154	2,938,235
Compagnie Generale des Etablissements Michelin SCA Series B	55,258	2,122,938
Covivio	3,958	197,936
Covivio rights (a)(b)	3,958	13,939
Credit Agricole SA	86,601	1,339,998
Danone SA	52,297	3,273,129
Dassault Aviation SA	1,703	365,669
Dassault Systemes SA	54,485	2,138,641
Edenred SA	20,412	968,503
Eiffage SA	5,921	633,785
Engie SA	148,337	2,575,222
EssilorLuxottica SA	23,992	5,141,336
Eurazeo SA	3,462	313,306
Gecina SA	3,842	393,618
Getlink SE	28,935	494,071
Hermes International SCA	2,577	6,190,643
Ipsen SA	3,154	384,055
Kering SA	6,075	2,139,469
Klepierre SA	17,485	471,351
L'Oreal SA	19,576	9,184,951
La Francaise des Jeux SAEM (c)	8,739	330,709
Legrand SA	21,557	2,215,339
LVMH Moet Hennessy Louis Vuitton SE	22,479	18,465,067
Orange SA	152,315	1,695,309
Pernod Ricard SA	16,649	2,523,029
Publicis Groupe SA	18,645	2,057,416
Remy Cointreau SA	1,795	170,291
Renault SA	15,446	770,461
Rexel SA	18,746	488,740
Safran SA	27,825	6,033,351
Sartorius Stedim Biotech	2,392	518,207
SEB SA	1,960	232,598
Societe Generale Series A	59,273	1,597,114
Sodexo SA	7,108	620,128
Teleperformance	4,687	427,568
Thales SA	7,745	1,305,530
TotalEnergies SE	176,731	12,830,445
Unibail-Rodamco-Westfield NV	9,657	808,811
Veolia Environnement SA	56,080	1,743,397
VINCI SA	40,627	4,760,512
Vivendi SA	53,759	548,817
Worldline SA (a)(c)	18,751	196,189
TOTAL FRANCE		137,121,452
Germany - 4.9%
adidas AG	13,214	3,192,688
Allianz SE	31,849	9,038,265
BASF AG	72,850	3,821,581
Bayer AG	80,204	2,340,988
Bayerische Motoren Werke AG (BMW)	25,897	2,831,439
Bechtle AG	6,819	329,659
Beiersdorf AG	8,205	1,230,709
Brenntag SE	10,867	868,171
Carl Zeiss Meditec AG	3,306	349,641
Commerzbank AG	86,258	1,285,081
Continental AG	8,852	574,747
Covestro AG (a)(c)	15,563	780,283
Daimler Truck Holding AG	43,542	1,966,062
Deutsche Bank AG	157,754	2,527,010
Deutsche Borse AG	15,443	2,977,287
Deutsche Lufthansa AG	49,717	356,231
Deutsche Telekom AG	263,329	6,031,700
DHL Group	80,746	3,380,830
E.ON SE	182,525	2,415,404
Evonik Industries AG	19,800	412,997
Fresenius Medical Care AG & Co. KGaA	16,508	695,032
Fresenius SE & Co. KGaA	34,647	1,034,199
GEA Group AG	13,254	536,083
Hannover Reuck SE	4,918	1,219,749
HeidelbergCement AG	10,649	1,075,547
Henkel AG & Co. KGaA	8,145	585,695
Infineon Technologies AG	106,506	3,696,080
Knorr-Bremse AG	5,967	442,784
LEG Immobilien AG	6,088	519,249
Mercedes-Benz Group AG (Germany)	65,372	4,944,795
Merck KGaA	10,528	1,673,525
MTU Aero Engines AG	4,427	1,070,570
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,096	4,881,129
Nemetschek SE	4,657	415,239
Puma AG	8,717	402,473
Rational AG	423	362,946
Rheinmetall AG	3,561	1,965,515
RWE AG	51,575	1,796,642
SAP SE	84,998	15,347,838
Scout24 AG (c)	6,165	454,629
Siemens AG	61,859	11,588,267
Siemens Energy AG (a)	42,477	874,897
Siemens Healthineers AG (c)	22,958	1,273,192
Symrise AG	10,851	1,166,125
Talanx AG	5,305	400,268
Volkswagen AG	2,324	328,086
Vonovia SE	59,772	1,727,173
Zalando SE (a)(c)	18,410	481,702
TOTAL GERMANY		107,670,202
Greece - 0.1%
Alpha Bank SA (a)	186,212	316,470
Eurobank Ergasias Services and Holdings SA (a)	213,539	458,057
Ff Group (a)(e)	256	0
Hellenic Telecommunications Organization SA	15,108	230,240
Jumbo SA	9,109	283,662
Motor Oil (HELLAS) Corinth Refineries SA	5,149	149,245
Mytilineos SA	8,252	336,410
National Bank of Greece SA (a)	63,564	512,836
OPAP SA	15,227	253,666
Piraeus Financial Holdings SA (a)	84,901	340,109
Public Power Corp. of Greece (a)	17,315	207,699
TOTAL GREECE		3,088,394
Hong Kong - 1.1%
AIA Group Ltd.	926,200	6,783,820
CK Asset Holdings Ltd.	157,745	672,873
CK Infrastructure Holdings Ltd.	52,000	293,755
CLP Holdings Ltd.	134,000	1,054,052
Futu Holdings Ltd. ADR (a)	4,585	294,861
Hang Lung Properties Ltd.	141,000	155,623
Hang Seng Bank Ltd.	61,700	813,612
Henderson Land Development Co. Ltd.	121,010	364,824
HKT Trust/HKT Ltd. unit	317,000	349,961
Hong Kong & China Gas Co. Ltd.	907,865	690,297
Hong Kong Exchanges and Clearing Ltd.	98,349	3,124,983
Hongkong Land Holdings Ltd.	91,409	292,068
Jardine Matheson Holdings Ltd.	12,835	491,185
Link (REIT)	211,460	906,063
MTR Corp. Ltd.	131,391	431,808
Orient Overseas International Ltd.	11,000	160,435
Power Assets Holdings Ltd.	112,000	642,449
Prudential PLC	224,794	1,955,112
Sino Biopharmaceutical Ltd.	869,250	297,022
Sino Land Ltd.	318,688	340,741
Sun Hung Kai Properties Ltd.	118,500	1,093,158
Swire Pacific Ltd. (A Shares)	35,000	296,405
Swire Properties Ltd.	93,000	192,340
Techtronic Industries Co. Ltd.	112,500	1,554,672
WH Group Ltd. (c)	680,766	494,808
Wharf Real Estate Investment Co. Ltd.	136,000	421,942
TOTAL HONG KONG		24,168,869
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	34,854	286,033
OTP Bank PLC	17,965	891,448
Richter Gedeon PLC	11,428	291,014
TOTAL HUNGARY		1,468,495
India - 4.9%
ABB India Ltd.	4,375	342,478
Adani Enterprises Ltd.	13,671	499,399
Adani Green Energy Ltd. (a)	25,839	555,087
Adani Ports & Special Economic Zone Ltd.	43,087	682,392
Adani Power Ltd. (a)	61,852	452,308
Ambuja Cements Ltd.	49,655	368,012
APL Apollo Tubes Ltd.	13,850	257,874
Apollo Hospitals Enterprise Ltd.	8,151	579,575
Ashok Leyland Ltd.	114,978	264,710
Asian Paints Ltd.	31,408	1,080,063
Astral Ltd.	11,330	286,672
AU Small Finance Bank Ltd. (c)	13,311	100,824
Aurobindo Pharma Ltd.	21,993	303,441
Avenue Supermarts Ltd. (a)(c)	13,230	729,824
Axis Bank Ltd.	186,289	2,599,500
Bajaj Auto Ltd.	5,363	572,379
Bajaj Finance Ltd.	22,731	1,885,050
Bajaj Finserv Ltd.	30,717	593,204
Bajaj Holdings & Investment Ltd.	2,220	215,589
Balkrishna Industries Ltd.	6,035	175,304
Bandhan Bank Ltd. (c)	62,488	140,639
Bank of Baroda	86,665	291,312
Berger Paints India Ltd.	23,244	141,549
Bharat Electronics Ltd.	294,979	824,637
Bharat Forge Ltd.	21,339	324,606
Bharat Heavy Electricals Ltd.	82,469	277,324
Bharat Petroleum Corp. Ltd.	61,182	445,069
Bharti Airtel Ltd.	183,464	2,903,168
Britannia Industries Ltd.	8,918	509,565
Cg Power & Industrial Soluti	50,370	333,427
Cholamandalam Investment and Finance Co. Ltd.	33,939	484,313
Cipla Ltd./India (a)	42,319	708,231
Coal India Ltd.	123,898	673,435
Colgate-Palmolive Ltd.	11,241	380,305
Container Corp. of India Ltd.	19,319	237,226
Cummins India Ltd.	11,270	441,140
Dabur India Ltd.	52,260	317,551
Divi's Laboratories Ltd.	9,717	465,140
DLF Ltd.	59,754	636,475
Dr. Reddy's Laboratories Ltd.	9,448	700,914
Eicher Motors Ltd.	11,080	609,821
GAIL India Ltd.	190,002	474,512
GMR Airports Infrastructure Ltd. (a)	190,239	193,435
Godrej Consumer Products Ltd.	33,154	483,727
Godrej Properties Ltd. (a)	10,429	329,530
Grasim Industries Ltd.	21,279	613,366
Havells India Ltd.	20,935	416,541
HCL Technologies Ltd.	77,365	1,261,850
HDFC Asset Management Co. Ltd. (c)	7,979	371,867
HDFC Bank Ltd.	228,918	4,156,104
HDFC Standard Life Insurance Co. Ltd. (c)	78,036	544,540
Hero Motocorp Ltd.	9,687	525,584
Hindalco Industries Ltd.	108,533	834,465
Hindustan Aeronautics Ltd.	16,171	762,918
Hindustan Petroleum Corp. Ltd.	47,065	279,097
Hindustan Unilever Ltd.	67,057	1,790,390
ICICI Bank Ltd.	422,724	5,823,036
ICICI Lombard General Insurance Co. Ltd. (c)	19,477	397,957
ICICI Prudential Life Insurance Co. Ltd. (c)	28,690	196,350
IDFC Bank Ltd. (a)	274,085	268,922
Indian Oil Corp. Ltd.	226,891	458,050
Indian Railway Catering & Tourism Corp. Ltd.	18,852	234,025
Indraprastha Gas Ltd.	24,679	138,419
IndusInd Bank Ltd.	23,360	423,407
Info Edge India Ltd.	5,743	415,237
Infosys Ltd.	270,545	4,566,723
InterGlobe Aviation Ltd. (a)(c)	14,140	674,059
ITC Ltd.	244,234	1,273,131
Jindal Steel & Power Ltd.	29,814	331,021
Jio Financial Services Ltd.	233,594	1,051,609
JSW Steel Ltd.	49,362	519,927
Jubilant Foodworks Ltd.	31,296	173,333
Kotak Mahindra Bank Ltd.	89,270	1,734,504
Larsen & Toubro Ltd.	54,875	2,358,181
Ltimindtree Ltd. (c)	7,151	401,528
Lupin Ltd.	18,983	373,670
Macrotech Developers Ltd. (c)	19,856	294,033
Mahindra & Mahindra Ltd.	76,299	1,967,489
Marico Ltd.	43,445	269,532
Maruti Suzuki India Ltd.	11,563	1,773,483
Max Healthcare Institute Ltd.	62,668	629,568
Mphasis BFL Ltd.	5,858	161,745
MRF Ltd.	194	308,715
Muthoot Finance Ltd.	9,346	192,189
Nestle India Ltd.	27,603	828,338
NMDC Ltd.	81,000	245,739
NTPC Ltd.	355,986	1,546,652
Oil & Natural Gas Corp. Ltd.	257,752	869,860
One97 Communications Ltd. (a)	19,991	89,076
Page Industries Ltd.	478	198,927
Persistent Systems Ltd.	8,094	325,513
Petronet LNG Ltd.	58,397	216,696
PI Industries Ltd.	6,953	303,795
Pidilite Industries Ltd.	12,419	452,845
Polycab India Ltd.	3,506	237,852
Power Finance Corp. Ltd.	119,117	627,717
Power Grid Corp. of India Ltd.	379,689	1,369,064
Punjab National Bank	173,271	292,140
REC Ltd.	105,689	640,050
Reliance Industries Ltd.	247,862	8,698,538
Samvardhana Motherson International Ltd.	199,827	312,862
SBI Cards & Payment Services Ltd.	22,185	193,145
SBI Life Insurance Co. Ltd. (c)	36,294	624,239
Shree Cement Ltd.	706	206,636
Shriram Finance Ltd.	22,701	692,413
Siemens Ltd.	7,193	502,421
Sona Blw Precision Forgings Ltd. (c)	34,276	256,137
SRF Ltd.	12,614	395,005
State Bank of India	145,666	1,438,473
Sun Pharmaceutical Industries Ltd.	78,274	1,405,806
Supreme Industries Ltd.	5,288	320,176
Suzlon Energy Ltd. (a)	726,122	359,718
Tata Communications Ltd.	9,699	200,684
Tata Consultancy Services Ltd.	73,628	3,359,435
Tata Consumer Products Ltd.	46,156	611,036
Tata Elxsi Ltd.	2,866	241,891
Tata Motors Ltd.	133,736	1,612,272
Tata Motors Ltd. Class A	40,311	328,718
Tata Power Co. Ltd./The	115,749	621,020
Tata Steel Ltd.	604,912	1,192,053
Tech Mahindra Ltd.	43,260	651,471
The Indian Hotels Co. Ltd.	69,338	477,666
Titan Co. Ltd.	28,993	1,243,658
Torrent Pharmaceuticals Ltd.	8,520	269,065
Trent Ltd.	14,786	780,256
Tube Investments of India Ltd.	8,708	390,518
Tvs Motor Co. Ltd.	19,195	472,493
Ultratech Cement Ltd.	9,473	1,129,470
Union Bank of India Ltd.	116,528	214,734
United Spirits Ltd.	23,865	335,630
UPL Ltd.	35,582	215,886
Varun Beverages Ltd.	37,029	654,850
Vedanta Ltd.	78,062	372,458
Wipro Ltd.	104,884	577,445
Yes Bank Ltd. (a)	1,067,503	333,783
Zomato Ltd. (a)	498,690	1,150,613
TOTAL INDIA		105,924,239
Indonesia - 0.5%
Amman Mineral Internasional PT	533,000	317,380
PT Adaro Energy Indonesia Tbk	1,151,900	191,443
PT Aneka Tambang Tbk	608,300	61,146
PT Astra International Tbk	1,644,300	518,868
PT Bank Central Asia Tbk	4,523,800	2,720,091
PT Bank Mandiri (Persero) Tbk	3,053,100	1,290,476
PT Bank Negara Indonesia (Persero) Tbk	1,220,300	392,616
PT Bank Rakyat Indonesia (Persero) Tbk	5,570,610	1,686,244
PT Barito Pacific Tbk	2,328,095	145,489
PT Charoen Pokphand Indonesia Tbk	591,100	179,840
PT GoTo Gojek Tokopedia Tbk (a)	68,969,400	265,275
PT Indah Kiat Pulp & Paper Tbk	199,100	114,593
PT Indofood CBP Sukses Makmur Tbk	189,100	126,398
PT Indofood Sukses Makmur Tbk	380,900	146,267
PT Kalbe Farma Tbk	1,656,500	147,043
PT Merdeka Copper Gold Tbk (a)	769,861	123,991
PT Sarana Menara Nusantara Tbk	1,511,400	74,674
PT Semen Indonesia (Persero) Tbk	275,282	78,964
PT Sumber Alfaria Trijaya Tbk	1,568,700	282,129
PT Telkom Indonesia Persero Tbk	3,998,300	775,104
PT Unilever Indonesia Tbk	602,700	97,064
PT United Tractors Tbk	116,700	177,862
TOTAL INDONESIA		9,912,957
Ireland - 0.3%
AerCap Holdings NV (a)	16,353	1,381,665
AIB Group PLC	129,051	670,161
Bank of Ireland Group PLC	86,785	930,337
Kerry Group PLC Class A	12,930	1,114,951
Kingspan Group PLC (Ireland)	12,702	1,136,635
Smurfit Kappa Group PLC	21,419	931,478
TOTAL IRELAND		6,165,227
Israel - 0.4%
Azrieli Group	3,330	215,465
Bank Hapoalim BM (Reg.)	104,049	941,590
Bank Leumi le-Israel BM	124,540	975,244
Check Point Software Technologies Ltd. (a)	7,638	1,141,270
Elbit Systems Ltd. (Israel)	2,148	438,596
Global-e Online Ltd. (a)	8,084	271,057
Icl Group Ltd.	64,006	301,414
Israel Discount Bank Ltd. (Class A)	99,483	512,617
Mizrahi Tefahot Bank Ltd.	12,477	455,843
NICE Ltd. (a)	4,960	1,110,073
NICE Ltd. sponsored ADR (a)	209	46,714
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	91,447	1,284,830
Wix.com Ltd. (a)	4,425	526,000
TOTAL ISRAEL		8,220,713
Italy - 1.5%
Amplifon SpA	10,263	344,243
Assicurazioni Generali SpA	81,747	1,997,805
Banco BPM SpA	97,569	643,913
Coca-Cola HBC AG	17,844	577,492
Davide Campari Milano NV	49,553	498,158
DiaSorin SpA	1,784	180,755
Enel SpA	658,028	4,324,849
Eni SpA	178,407	2,865,518
Ferrari NV (Italy)	10,263	4,240,875
FinecoBank SpA	49,129	757,096
Infrastrutture Wireless Italiane SpA (c)	28,025	301,475
Intesa Sanpaolo SpA	1,189,696	4,453,037
Leonardo SpA	32,623	753,054
Mediobanca SpA	41,803	595,572
Moncler SpA	16,819	1,150,905
Nexi SpA (a)(c)	48,593	284,081
Poste Italiane SpA (c)	37,047	471,276
Prysmian SpA	21,511	1,174,916
Recordati SpA	8,625	460,690
Snam SpA	160,829	735,837
Telecom Italia SpA (a)(d)	776,707	184,762
Terna - Rete Elettrica Nazionale	113,891	914,501
UniCredit SpA	125,446	4,604,416
TOTAL ITALY		32,515,226
Japan - 14.0%
Advantest Corp.	62,500	1,956,292
AEON Co. Ltd. (d)	53,200	1,112,321
AGC, Inc.	16,000	591,588
Aisin Seiki Co. Ltd.	12,100	460,239
Ajinomoto Co., Inc.	38,300	1,424,050
Ana Holdings, Inc.	13,600	258,291
Asahi Group Holdings	39,100	1,337,571
ASAHI INTECC Co. Ltd.	17,600	257,887
Asahi Kasei Corp.	101,000	704,186
Astellas Pharma, Inc.	148,000	1,420,489
Azbil Corp.	9,500	265,335
Bandai Namco Holdings, Inc.	49,300	921,179
Bridgestone Corp.	46,300	2,043,081
Brother Industries Ltd.	19,300	341,397
Canon, Inc.	81,300	2,200,408
Capcom Co. Ltd.	27,800	457,656
Central Japan Railway Co.	62,800	1,436,109
Chiba Bank Ltd.	42,800	361,534
Chubu Electric Power Co., Inc.	51,800	664,903
Chugai Pharmaceutical Co. Ltd.	54,700	1,739,672
Concordia Financial Group Ltd.	85,600	461,225
Dai Nippon Printing Co. Ltd.	16,400	477,668
Dai-ichi Mutual Life Insurance Co.	76,700	1,776,452
Daifuku Co. Ltd.	24,400	499,805
Daiichi Sankyo Kabushiki Kaisha	150,700	5,072,217
Daikin Industries Ltd.	21,500	2,934,564
Daito Trust Construction Co. Ltd.	4,800	514,533
Daiwa House Industry Co. Ltd.	48,100	1,353,482
Daiwa Securities Group, Inc.	109,000	801,048
DENSO Corp.	153,800	2,621,232
Dentsu Group, Inc.	16,300	440,967
Disco Corp.	7,500	2,136,343
East Japan Railway Co.	74,100	1,358,177
Eisai Co. Ltd.	20,400	837,809
ENEOS Holdings, Inc.	235,300	1,087,137
FANUC Corp.	77,700	2,301,419
Fast Retailing Co. Ltd.	14,200	3,712,861
Fuji Electric Co. Ltd.	10,300	640,701
FUJIFILM Holdings Corp.	90,900	1,933,669
Fujitsu Ltd.	143,000	2,209,086
GLP J-REIT	391	318,005
Hamamatsu Photonics K.K.	11,700	428,708
Hankyu Hanshin Holdings, Inc.	18,400	482,416
Hikari Tsushin, Inc.	1,600	260,035
Hirose Electric Co. Ltd.	2,310	245,197
Hitachi Construction Machinery Co. Ltd.	8,900	254,204
Hitachi Ltd.	75,500	6,965,683
Honda Motor Co. Ltd.	376,200	4,280,246
Hoshizaki Corp.	9,000	310,128
Hoya Corp.	28,600	3,315,879
Hulic Co. Ltd.	30,300	279,204
Ibiden Co. Ltd.	9,100	345,923
Idemitsu Kosan Co. Ltd.	77,530	525,275
Iida Group Holdings Co. Ltd.	12,300	157,021
INPEX Corp.	79,300	1,187,898
Isuzu Motors Ltd.	47,900	607,030
Itochu Corp.	96,600	4,358,087
Japan Airlines Co. Ltd.	12,200	216,169
Japan Exchange Group, Inc.	41,000	960,242
Japan Post Bank Co. Ltd.	117,500	1,192,662
Japan Post Holdings Co. Ltd.	168,900	1,621,997
Japan Post Insurance Co. Ltd.	15,800	296,630
Japan Real Estate Investment Corp.	105	356,070
Japan Retail Fund Investment Corp.	577	348,351
Japan Tobacco, Inc.	96,900	2,606,767
JFE Holdings, Inc.	46,400	692,554
Kajima Corp.	34,600	662,835
Kansai Electric Power Co., Inc.	57,400	859,819
Kao Corp.	37,900	1,563,459
Kawasaki Kisen Kaisha Ltd.	32,400	456,512
KDDI Corp.	121,800	3,379,803
KDX Realty Investment Corp.	349	344,232
Keisei Electric Railway Co.	11,100	413,508
Keyence Corp.	15,800	6,948,364
Kikkoman Corp.	55,500	661,305
Kintetsu Group Holdings Co. Ltd.	14,500	372,775
Kirin Holdings Co. Ltd.	62,000	905,051
Kobe Bussan Co. Ltd.	12,400	267,806
Koito Manufacturing Co. Ltd.	15,900	213,867
Komatsu Ltd.	75,300	2,248,168
Konami Group Corp.	8,100	488,732
Kubota Corp.	81,500	1,307,238
Kyocera Corp.	104,700	1,276,151
Kyowa Hakko Kirin Co., Ltd.	21,800	366,106
Lasertec Corp.	6,200	1,337,374
LY Corp.	217,400	522,333
M3, Inc.	35,730	377,958
Makita Corp.	18,100	524,011
Marubeni Corp.	116,600	2,077,388
MatsukiyoCocokara & Co.	28,200	399,897
Mazda Motor Corp.	45,700	517,300
McDonald's Holdings Co. (Japan) Ltd.	7,100	312,320
Meiji Holdings Co. Ltd.	19,000	425,113
Minebea Mitsumi, Inc.	29,100	545,053
Misumi Group, Inc.	23,500	382,060
Mitsubishi Chemical Holdings Corp.	103,300	602,639
Mitsubishi Corp.	280,800	6,421,779
Mitsubishi Electric Corp.	157,500	2,745,213
Mitsubishi Estate Co. Ltd.	91,800	1,682,209
Mitsubishi Heavy Industries Ltd.	261,000	2,333,632
Mitsubishi UFJ Financial Group, Inc.	903,900	9,004,070
Mitsubishi UFJ Lease & Finance Co. Ltd.	64,300	416,410
Mitsui & Co. Ltd.	105,300	5,083,431
Mitsui Chemicals, Inc.	13,900	395,634
Mitsui Fudosan Co. Ltd.	217,500	2,213,511
Mitsui OSK Lines Ltd.	27,800	882,360
Mizuho Financial Group, Inc.	196,510	3,798,363
MonotaRO Co. Ltd.	20,700	248,087
MS&AD Insurance Group Holdings, Inc.	104,700	1,882,406
Murata Manufacturing Co. Ltd.	140,400	2,565,413
NEC Corp.	20,000	1,448,040
Nexon Co. Ltd.	27,500	428,762
Nidec Corp.	34,100	1,597,001
Nintendo Co. Ltd.	84,600	4,125,858
Nippon Building Fund, Inc.	125	477,599
Nippon Express Holdings, Inc.	6,200	317,181
Nippon Paint Holdings Co. Ltd.	76,000	486,477
Nippon Prologis REIT, Inc.	188	324,414
Nippon Sanso Holdings Corp.	13,900	412,864
Nippon Steel & Sumitomo Metal Corp.	69,700	1,562,599
Nippon Telegraph & Telephone Corp.	2,423,000	2,616,022
Nippon Yusen KK	37,700	1,070,321
Nissan Chemical Corp.	10,200	347,699
Nissan Motor Co. Ltd.	197,500	722,791
Nissin Food Holdings Co. Ltd.	16,200	432,306
Nitori Holdings Co. Ltd.	6,500	869,915
Nitto Denko Corp.	11,740	970,730
Nomura Holdings, Inc.	245,200	1,395,185
Nomura Real Estate Holdings, Inc.	8,600	240,775
Nomura Real Estate Master Fund, Inc.	334	319,277
Nomura Research Institute Ltd.	31,600	764,654
NTT Data Corp.	51,500	805,348
Obayashi Corp.	53,100	592,638
OBIC Co. Ltd.	5,700	732,259
Odakyu Electric Railway Co. Ltd.	26,000	292,310
Olympus Corp.	98,400	1,370,685
OMRON Corp.	14,100	483,946
Ono Pharmaceutical Co. Ltd.	30,000	432,101
Oracle Corp. Japan	3,200	240,143
Oriental Land Co. Ltd.	88,800	2,450,146
ORIX Corp.	95,500	1,954,447
Osaka Gas Co. Ltd.	30,600	680,418
Otsuka Corp.	18,800	373,897
Otsuka Holdings Co. Ltd.	34,100	1,458,009
Pan Pacific International Holdings Ltd.	31,090	730,181
Panasonic Holdings Corp.	180,000	1,571,122
Rakuten Group, Inc. (a)	122,800	590,600
Recruit Holdings Co. Ltd.	117,300	5,051,801
Renesas Electronics Corp.	119,800	1,945,043
Resona Holdings, Inc.	174,100	1,100,965
Ricoh Co. Ltd.	44,200	381,316
ROHM Co. Ltd.	27,000	388,121
SBI Holdings, Inc. Japan	20,100	489,398
Screen Holdings Co. Ltd.	6,700	691,287
SCSK Corp.	13,000	236,330
Secom Co. Ltd.	17,000	1,180,863
Seiko Epson Corp.	23,200	381,640
Sekisui Chemical Co. Ltd.	31,300	455,354
Sekisui House Ltd.	48,600	1,116,845
Seven & i Holdings Co. Ltd.	183,900	2,376,209
SG Holdings Co. Ltd.	26,300	307,844
Sharp Corp. (a)	20,400	107,083
Shimadzu Corp.	19,100	518,910
SHIMANO, Inc.	6,200	1,007,581
SHIMIZU Corp.	43,000	266,362
Shin-Etsu Chemical Co. Ltd.	146,700	5,678,601
Shionogi & Co. Ltd.	20,100	938,686
Shiseido Co. Ltd.	32,800	877,999
Shizuoka Financial Group	37,800	352,819
SMC Corp.	4,700	2,469,223
SoftBank Corp.	233,500	2,816,404
SoftBank Group Corp.	83,800	4,121,334
Sompo Holdings, Inc.	72,600	1,436,764
Sony Group Corp.	102,700	8,488,296
Square Enix Holdings Co. Ltd.	7,200	260,260
Subaru Corp.	49,400	1,103,052
Sumco Corp.	29,300	436,960
Sumitomo Corp.	84,400	2,219,481
Sumitomo Electric Industries Ltd.	58,200	899,558
Sumitomo Metal Mining Co. Ltd.	19,900	664,832
Sumitomo Mitsui Financial Group, Inc.	103,500	5,879,195
Sumitomo Mitsui Trust Holdings, Inc.	53,700	1,129,034
Sumitomo Realty & Development Co. Ltd.	23,300	806,271
Suntory Beverage & Food Ltd.	11,200	364,395
Suzuki Motor Corp.	128,400	1,495,319
Sysmex Corp.	41,400	662,002
T&D Holdings, Inc.	40,100	654,325
Taisei Corp.	13,700	501,563
Takeda Pharmaceutical Co. Ltd.	128,777	3,384,526
TDK Corp.	31,676	1,413,098
Terumo Corp.	109,600	1,859,269
TIS, Inc.	17,700	378,011
Tobu Railway Co. Ltd.	15,300	303,559
Toho Co. Ltd.	9,300	311,572
Tokio Marine Holdings, Inc.	146,700	4,636,658
Tokyo Electric Power Co., Inc. (a)	124,800	776,291
Tokyo Electron Ltd.	38,400	8,422,883
Tokyo Gas Co. Ltd.	30,100	675,061
Tokyu Corp.	40,200	475,870
Toppan Holdings, Inc.	18,800	446,010
Toray Industries, Inc.	115,000	525,633
Toto Ltd.	11,800	319,361
Toyota Industries Corp.	11,900	1,130,820
Toyota Motor Corp.	863,300	19,690,661
Toyota Tsusho Corp.	17,300	1,099,933
Trend Micro, Inc.	11,000	542,060
Unicharm Corp.	32,700	971,620
USS Co. Ltd.	34,200	261,264
West Japan Railway Co.	36,000	683,332
Yakult Honsha Co. Ltd.	20,800	406,843
Yamaha Corp.	10,400	219,161
Yamaha Motor Co. Ltd.	71,800	669,695
Yamato Holdings Co. Ltd.	22,200	293,188
Yaskawa Electric Corp.	19,700	811,692
Yokogawa Electric Corp.	18,400	406,563
Zensho Holdings Co. Ltd.	7,900	306,198
ZOZO, Inc.	11,000	236,923
TOTAL JAPAN		305,774,459
Jordan - 0.0%
Hikma Pharmaceuticals PLC	13,913	334,487
Korea (South) - 3.0%
AMOREPACIFIC Corp.	1,618	196,658
Celltrion Pharm, Inc.	1,468	101,054
Celltrion, Inc.	12,468	1,688,221
CJ CheilJedang Corp.	644	155,660
Cosmo AM&T Co. Ltd. (a)	2,010	216,469
Coway Co. Ltd.	4,358	174,121
Db Insurance Co. Ltd.	3,837	268,393
Delivery Hero AG (a)(c)	14,468	404,779
Doosan Bobcat, Inc.	4,282	159,591
Doosan Heavy Industries & Construction Co. Ltd. (a)	37,315	449,294
Ecopro BM Co. Ltd.	3,995	677,188
Ecopro Co. Ltd.	8,165	615,459
Ecopro Materials Co. Ltd.	1,082	89,371
GS Holdings Corp.	3,684	118,777
Hana Financial Group, Inc.	23,966	1,007,980
Hanjin Kal Corp.	2,097	89,748
Hankook Tire Co. Ltd.	6,238	263,952
Hanmi Pharm Co. Ltd.	552	125,395
Hanmi Semiconductor Co. Ltd.	3,490	331,411
Hanon Systems	15,329	61,219
Hanwha Aerospace Co. Ltd.	2,865	433,966
Hanwha Ocean Co. Ltd. (a)	6,008	137,956
Hanwha Solutions Corp.	8,706	158,007
HD Hyundai Co. Ltd.	3,476	167,812
HD Hyundai Heavy Industries Co. Ltd. (a)	1,772	174,761
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,532	332,545
HLB, Inc.	9,583	763,539
HMM Co. Ltd.	19,026	216,614
HYBE Co. Ltd.	1,734	250,824
Hyundai Engineering & Construction Co. Ltd.	6,064	154,049
Hyundai Glovis Co. Ltd.	1,603	209,262
Hyundai Mobis	4,904	800,045
Hyundai Motor Co. Ltd.	10,910	1,956,953
Hyundai Steel Co.	6,725	155,723
Industrial Bank of Korea	23,750	238,103
Kakao Corp.	25,511	883,488
Kakao Pay Corp. (a)	2,208	55,489
KakaoBank Corp.	13,834	247,430
Kangwon Land, Inc.	7,221	79,570
KB Financial Group, Inc.	31,323	1,694,108
Kia Corp.	21,355	1,804,187
Korea Aerospace Industries Ltd.	5,740	213,131
Korea Electric Power Corp. (a)	20,770	316,193
Korea Investment Holdings Co. Ltd.	3,274	157,801
Korea Zinc Co. Ltd.	711	236,181
Korean Air Lines Co. Ltd.	14,737	221,614
KRAFTON, Inc. (a)	2,345	402,460
KT Corp.	4,909	122,391
KT&G Corp.	8,177	525,416
Kum Yang Co. Ltd. (a)	2,879	192,634
Kumho Petro Chemical Co. Ltd.	1,259	124,873
L&F Co. Ltd.	2,095	244,387
LG Chemical Ltd.	3,918	1,122,679
LG Corp.	7,643	434,873
LG Display Co. Ltd. (a)	29,527	222,866
LG Electronics, Inc.	8,581	569,913
LG Energy Solution (a)	3,829	1,062,318
LG H & H Co. Ltd.	537	161,349
LG Innotek Co. Ltd.	1,106	175,310
LG Uplus Corp.	17,156	121,509
Lotte Chemical Corp.	1,525	117,518
Meritz Financial Holdings Co.	8,191	467,030
Mirae Asset Securities Co. Ltd.	18,864	102,523
NAVER Corp.	10,630	1,398,167
NCSOFT Corp.	1,123	141,494
Netmarble Corp. (a)(c)	2,084	83,209
NH Investment & Securities Co. Ltd.	11,120	99,673
Orion Corp./Republic of Korea	1,925	128,468
POSCO	5,875	1,691,252
POSCO Chemtech Co. Ltd.	2,493	500,132
POSCO ICT Co. Ltd.	4,136	119,858
Posco International Corp.	4,127	135,734
S-Oil Corp.	3,888	202,423
Samsung Biologics Co. Ltd. (a)(c)	1,460	818,307
Samsung C&T Corp.	6,719	722,504
Samsung E&A Co. Ltd. (a)	13,171	249,014
Samsung Electro-Mechanics Co. Ltd.	4,553	506,436
Samsung Electronics Co. Ltd.	388,832	21,553,356
Samsung Fire & Marine Insurance Co. Ltd.	2,474	552,195
Samsung Heavy Industries Co. Ltd. (a)	54,821	370,397
Samsung Life Insurance Co. Ltd.	6,437	404,479
Samsung SDI Co. Ltd.	4,495	1,387,170
Samsung SDS Co. Ltd.	3,134	359,024
Samsung Securities Co. Ltd.	4,871	132,878
Shinhan Financial Group Co. Ltd.	35,712	1,196,468
SK Biopharmaceuticals Co. Ltd. (a)	2,484	155,831
SK Bioscience Co. Ltd. (a)	2,087	87,654
SK Hynix, Inc.	44,515	5,478,025
SK IE Technology Co. Ltd. (a)(c)	2,270	95,809
SK Innovation Co., Ltd. (a)	4,997	395,309
SK Square Co. Ltd. (a)	7,882	431,844
SK Telecom Co. Ltd.	4,219	155,589
SK, Inc.	2,969	352,803
SKC Co. Ltd.	1,543	121,614
Woori Financial Group, Inc.	48,867	499,374
Yuhan Corp.	4,460	231,348
TOTAL KOREA (SOUTH)		66,181,978
Kuwait - 0.2%
Agility Global PLC (b)(e)	270,456	10,966
Boubyan Bank KSC	115,178	220,045
Gulf Bank	149,277	124,922
Kuwait Finance House KSCP	764,895	1,786,326
Mabanee Co. SAKC	54,256	138,676
Mobile Telecommunication Co.	163,481	258,770
National Bank of Kuwait	643,883	1,806,548
TOTAL KUWAIT		4,346,253
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	41,797	1,052,250
Eurofins Scientific SA	10,880	668,801
Reinet Investments SCA	11,471	267,964
TOTAL LUXEMBOURG		1,989,015
Macau - 0.1%
Galaxy Entertainment Group Ltd.	179,000	803,154
Sands China Ltd. (a)	195,600	461,351
TOTAL MACAU		1,264,505
Malaysia - 0.4%
AMMB Holdings Bhd	185,300	162,883
Axiata Group Bhd	214,560	127,047
CelcomDigi Bhd	309,000	268,218
CIMB Group Holdings Bhd	521,843	721,203
Gamuda Bhd	153,050	170,120
Genting Bhd	165,400	156,333
Genting Malaysia Bhd	262,100	144,581
Hong Leong Bank Bhd	51,600	208,384
IHH Healthcare Bhd	186,800	245,780
Inari Amertron Bhd	219,800	141,715
IOI Corp. Bhd	201,100	171,179
Kuala Lumpur Kepong Bhd	39,544	191,009
Malayan Banking Bhd	436,598	889,641
Malaysia Airports Holdings Bhd	72,616	151,979
Maxis Bhd	177,700	136,489
MISC Bhd	105,800	176,291
MR DIY Group M Sdn Bhd (c)	271,400	88,711
Nestle (Malaysia) Bhd	5,500	146,419
Petronas Chemicals Group Bhd	241,500	342,705
Petronas Dagangan Bhd	23,300	105,095
Petronas Gas Bhd	61,400	231,395
PPB Group Bhd	49,540	163,203
Press Metal Aluminium Holdings	324,700	364,990
Public Bank Bhd	1,178,200	1,016,207
QL Resources Bhd	83,900	112,671
RHB Bank Bhd	113,667	130,843
Sime Darby Bhd	211,800	123,997
Sime Darby Plantation Bhd	167,116	156,063
Telekom Malaysia Bhd	88,021	114,074
Tenaga Nasional Bhd	213,100	533,611
YTL Corp. Bhd	259,800	167,973
YTL Power International Bhd	192,400	184,444
TOTAL MALAYSIA		8,045,253
Mexico - 0.7%
Alfa SA de CV Series A	242,700	178,511
America Movil S.A.B. de CV Series L	1,531,000	1,457,648
Arca Continental S.A.B. de CV	41,900	408,758
Banco del Bajio SA (c)	61,000	224,903
CEMEX S.A.B. de CV unit (a)	1,238,880	981,370
Coca-Cola FEMSA S.A.B. de CV unit	43,120	427,783
Fibra Uno Administracion SA de CV	234,100	336,034
Fomento Economico Mexicano S.A.B. de CV unit	158,400	1,853,097
Gruma S.A.B. de CV Series B	15,395	302,369
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	31,615	575,837
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	14,760	507,014
Grupo Aeroportuario Norte S.A.B. de CV	22,200	245,783
Grupo Bimbo S.A.B. de CV Series A	108,900	456,305
Grupo Carso SA de CV Series A1	46,400	364,927
Grupo Financiero Banorte S.A.B. de CV Series O	212,000	2,098,250
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	149,000	412,885
Grupo Mexico SA de CV Series B	254,400	1,571,924
Industrias Penoles SA de CV (a)	15,620	226,685
Kimberly-Clark de Mexico SA de CV Series A	125,400	261,037
Operadora de Sites Mexicanos, SA de CV	101,300	114,009
Orbia Advance Corp. S.A.B. de CV	78,200	128,456
Prologis Property Mexico SA	62,373	245,986
Promotora y Operadora de Infraestructura S.A.B. de CV	14,835	149,028
Southern Copper Corp.	6,888	803,623
Wal-Mart de Mexico SA de CV Series V	426,100	1,589,908
TOTAL MEXICO		15,922,130
Netherlands - 2.8%
ABN AMRO Bank NV:
GDR (Bearer) (c)	39,258	632,213
rights (a)(b)	39,258	37,288
Adyen BV (a)(c)	1,769	2,119,261
AEGON NV	116,728	726,964
Akzo Nobel NV	13,784	914,097
Argenx SE (a)	4,837	1,806,927
ASM International NV (Netherlands)	3,837	2,437,253
ASML Holding NV (Netherlands)	32,827	29,171,958
ASR Nederland NV	12,947	648,986
BE Semiconductor Industries NV	6,309	844,987
Euronext NV (c)	6,879	621,438
EXOR NV	7,549	827,381
Heineken Holding NV	10,344	834,005
Heineken NV (Bearer)	23,330	2,273,167
IMCD NV	4,658	707,127
ING Groep NV (Certificaten Van Aandelen)	270,556	4,277,564
JDE Peet's BV	7,596	168,776
Koninklijke Ahold Delhaize NV	77,515	2,352,904
Koninklijke KPN NV	275,795	1,002,275
Koninklijke Philips Electronics NV	63,367	1,682,786
NN Group NV	22,108	1,022,785
OCI NV	8,684	234,469
Randstad NV	8,724	439,444
Universal Music Group NV	66,770	1,973,817
Wolters Kluwer NV	20,202	3,034,510
TOTAL NETHERLANDS		60,792,382
New Zealand - 0.1%
Auckland International Airport Ltd.	108,779	499,144
Fisher & Paykel Healthcare Corp.	47,068	788,283
Mercury Nz Ltd.	55,501	208,288
Meridian Energy Ltd.	107,492	379,112
Spark New Zealand Ltd.	151,801	423,257
Xero Ltd. (a)	11,799	916,053
TOTAL NEW ZEALAND		3,214,137
Norway - 0.3%
Aker BP ASA	25,486	624,044
DNB Bank ASA	75,553	1,320,146
Equinor ASA	73,498	1,955,663
Gjensidige Forsikring ASA	16,933	272,397
Kongsberg Gruppen ASA	7,071	500,320
Mowi ASA	37,442	660,464
Norsk Hydro ASA	106,958	657,298
Orkla ASA	57,294	390,952
Salmar ASA	5,443	343,725
Telenor ASA	50,753	584,355
TOTAL NORWAY		7,309,364
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	16,730	289,429
Credicorp Ltd. (United States)	5,540	917,479
TOTAL PERU		1,206,908
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	132,680	96,718
Ayala Corp.	22,010	234,155
Ayala Land, Inc.	557,400	276,547
Bank of the Philippine Islands (BPI)	153,196	335,694
BDO Unibank, Inc.	192,226	489,605
International Container Terminal Services, Inc.	82,610	472,878
JG Summit Holdings, Inc.	205,051	119,824
Jollibee Food Corp.	35,810	145,728
Manila Electric Co.	23,620	149,793
Metropolitan Bank & Trust Co.	139,663	169,134
PLDT, Inc.	5,890	137,284
SM Investments Corp.	20,205	332,015
SM Prime Holdings, Inc.	824,100	398,544
Universal Robina Corp.	69,290	122,895
TOTAL PHILIPPINES		3,480,814
Poland - 0.3%
Allegro.eu SA (a)(c)	47,330	396,886
Bank Polska Kasa Opieki SA	14,774	615,523
Budimex SA	993	168,299
CD Projekt SA	5,059	147,789
Dino Polska SA (a)(c)	3,962	380,826
KGHM Polska Miedz SA (Bearer)	11,610	402,561
LPP SA	91	352,882
mBank SA (a)	1,157	195,610
Orlen SA	47,146	772,207
PGE Polska Grupa Energetyczna SA (a)	72,720	109,141
Powszechna Kasa Oszczednosci Bank SA	71,209	1,065,572
Powszechny Zaklad Ubezpieczen SA	49,254	622,657
Santander Bank Polska SA	2,916	403,139
TOTAL POLAND		5,633,092
Portugal - 0.1%
Energias de Portugal SA	256,522	965,279
Galp Energia SGPS SA Class B	38,148	822,373
Jeronimo Martins SGPS SA	22,812	471,075
TOTAL PORTUGAL		2,258,727
Qatar - 0.2%
Barwa Real Estate Co.	163,317	126,043
Dukhan Bank	155,481	164,449
Industries Qatar QSC	123,836	416,641
Masraf al Rayan	466,695	321,982
Mesaieed Petrochemical Holding Co.	446,148	235,144
Ooredoo QSC	63,327	173,754
Qatar Electricity & Water Co.	34,203	143,256
Qatar Fuel Co.	47,683	189,370
Qatar Gas Transport Co. Ltd. (Nakilat)	206,245	226,524
Qatar International Islamic Bank QSC	84,043	232,209
Qatar Islamic Bank	144,721	727,381
Qatar National Bank SAQ	377,368	1,437,543
The Commercial Bank of Qatar	272,819	311,183
TOTAL QATAR		4,705,479
Romania - 0.0%
NEPI Rockcastle PLC	45,964	308,940
Russia - 0.0%
Alrosa Co. Ltd. (a)(e)	120,680	19,991
Gazprom OAO (a)(e)	601,730	62,695
Inter Rao Ues JSC (a)(e)	1,756,400	9,642
LUKOIL PJSC (a)(e)	21,149	6,518
MMC Norilsk Nickel PJSC (a)(e)	249,900	16,548
MMC Norilsk Nickel PJSC sponsored ADR (a)(e)	6,705	16,092
Moscow Exchange MICEX-RTS OAO (a)(e)	72,930	13,959
Novatek PJSC GDR (Reg. S) (a)(e)	4,511	220,137
Novolipetsk Steel OJSC (a)(e)	71,070	679
Ozon Holdings PLC ADR (a)(e)	2,304	4,806
PhosAgro PJSC:
GDR (Reg. S) (a)(e)	6,442	132
sponsored GDR (Reg. S) (a)(e)	42	1
Polyus PJSC (a)(e)	1,749	4,095
Rosneft Oil Co. OJSC (a)(e)	55,210	9,194
Sberbank of Russia (a)(e)	551,355	3,375
Severstal PAO (a)(e)	7,553	168
Severstal PAO GDR (Reg. S) (a)(e)	2,375	56
Surgutneftegas OJSC (a)(e)	351,800	4,286
Tatneft PAO (a)(e)	71,609	8,868
TKS Holding MKPAO JSC (a)(e)	393	498
United Co. RUSAL International PJSC (a)(e)	141,950	17,034
VK Co. Ltd. (a)(e)	3,049	902
VK Co. Ltd. GDR (Reg. S) (a)(e)	3,849	0
VTB Bank OJSC (a)(e)	152,910,000	5,817
Yandex NV Class A (a)(e)	15,310	56,915
TOTAL RUSSIA		482,408
Saudi Arabia - 1.1%
ACWA Power Co.	7,662	817,149
Ades Holding Co.	26,714	142,309
Advanced Petrochemicals Co.	10,174	115,829
Al Rajhi Bank	159,956	3,407,584
Alinma Bank	98,696	877,596
Almarai Co. Ltd.	20,962	317,454
Arab National Bank	54,862	451,991
Arabian Internet and Communications Services Co. Ltd.	1,864	172,952
Bank Al-Jazira	39,261	169,580
Bank Albilad	49,758	473,620
Banque Saudi Fransi	47,988	468,928
Bupa Arabia for Cooperative Insurance Co.	6,682	429,717
Dallah Healthcare Co.	2,673	116,168
Dar Al Arkan Real Estate Development Co. (a)	42,606	151,085
Dr Sulaiman Al Habib Medical Services Group Co.	7,094	587,478
Elm Co.	1,932	471,127
Etihad Etisalat Co.	30,999	429,784
Jarir Marketing Co.	50,432	182,064
Luberef	3,940	159,256
Mobile Telecommunications Co. Saudi Arabia	35,596	114,648
Mouwasat Medical Services Co.	8,326	298,356
Nahdi Medical Co.	3,066	112,974
Power & Water Utility Co. for Jubail & Yanbu	5,844	101,280
Riyad Bank	120,775	891,982
Sabic Agriculture-Nutrients Co.	19,029	587,522
Sahara International Petrochemical Co.	30,846	282,093
Saudi Arabian Mining Co.	105,659	1,425,464
Saudi Arabian Oil Co. (c)	215,715	1,731,195
Saudi Awwal Bank	81,110	882,336
Saudi Basic Industries Corp.	73,661	1,659,562
Saudi Electricity Co.	68,714	341,133
Saudi Industrial Investment Group	28,954	179,254
Saudi Investment Bank/The	38,237	172,090
Saudi Kayan Petrochemical Co. (a)	57,658	144,045
Saudi Research & Marketing Group (a)	2,990	191,967
Saudi Tadawul Group Holding Co.	3,999	282,338
Saudi Telecom Co.	163,857	1,644,861
The Co. for Cooperative Insurance	6,128	243,447
The Saudi National Bank	239,992	2,405,935
The Savola Group	21,657	291,601
Yanbu National Petrochemical Co.	21,584	222,999
TOTAL SAUDI ARABIA		24,148,753
Singapore - 0.9%
CapitaLand Ascendas REIT	305,658	578,984
CapitaLand Integrated Commercial Trust	436,123	621,691
CapitaLand Investment Ltd.	214,145	414,125
City Developments Ltd.	39,500	177,036
DBS Group Holdings Ltd.	162,058	4,125,577
Genting Singapore Ltd.	501,800	334,886
Grab Holdings Ltd. (a)	153,560	537,460
Jardine Cycle & Carriage Ltd.	7,700	148,597
Keppel Ltd.	117,500	587,725
Mapletree Logistics Trust (REIT)	299,029	293,438
Mapletree Pan Asia Commercial Trust	187,600	171,912
Oversea-Chinese Banking Corp. Ltd.	274,852	2,853,396
Sea Ltd. ADR (a)	30,072	1,900,250
Seatrium Ltd. (a)	3,465,914	247,591
Sembcorp Industries Ltd.	74,600	291,542
Singapore Airlines Ltd.	121,000	577,366
Singapore Exchange Ltd.	69,800	476,142
Singapore Technologies Engineering Ltd.	130,600	383,635
Singapore Telecommunications Ltd.	676,300	1,172,890
STMicroelectronics NV (France)	55,931	2,214,022
United Overseas Bank Ltd.	103,103	2,287,938
TOTAL SINGAPORE		20,396,203
South Africa - 0.9%
Absa Group Ltd.	68,534	528,471
Anglo American Platinum Ltd.	5,223	181,943
Anglo American PLC (United Kingdom)	103,626	3,386,236
Aspen Pharmacare Holdings Ltd.	31,346	373,422
Bid Corp. Ltd.	27,099	617,664
Bidvest Group Ltd./The	23,873	311,329
Capitec Bank Holdings Ltd.	7,108	879,707
Clicks Group Ltd.	19,483	303,132
Discovery Ltd.	44,588	284,056
Exxaro Resources Ltd.	19,387	185,748
FirstRand Ltd.	411,373	1,420,122
Gold Fields Ltd.	72,926	1,179,773
Harmony Gold Mining Co. Ltd.	45,709	395,667
Impala Platinum Holdings Ltd.	71,801	319,626
Kumba Iron Ore Ltd.	5,006	122,713
MTN Group Ltd.	137,151	657,338
Naspers Ltd. Class N	14,919	2,855,163
Nedbank Group Ltd.	36,110	439,068
Northam Platinum Holdings Ltd.	29,760	197,180
Old Mutual Ltd.	372,821	219,050
OUTsurance Group Ltd.	68,184	146,583
Pepkor Holdings Ltd. (c)	156,705	147,827
Remgro Ltd.	41,448	270,066
Sanlam Ltd.	142,115	514,084
Sasol Ltd.	47,668	334,883
Shoprite Holdings Ltd.	40,892	545,594
Sibanye-Stillwater Ltd.	221,829	253,185
Standard Bank Group Ltd. (d)	109,123	1,024,748
Vodacom Group Ltd.	51,859	248,164
Woolworths Holdings Ltd.	77,181	245,179
TOTAL SOUTH AFRICA		18,587,721
Spain - 1.6%
Acciona SA	1,935	224,469
ACS Actividades de Construccion y Servicios SA	17,215	690,414
Aena SME SA (c)	6,078	1,113,073
Amadeus IT Holding SA Class A	36,680	2,328,225
Banco Bilbao Vizcaya Argentaria SA	475,177	5,138,550
Banco Santander SA (Spain) (d)	1,317,369	6,429,163
CaixaBank SA	305,521	1,611,183
Cellnex Telecom SA (c)	37,541	1,240,906
EDP Renovaveis SA	25,339	348,028
Enagas SA	21,120	310,140
Endesa SA	25,723	469,422
Grifols SA (a)	24,738	228,258
Iberdrola SA	497,924	6,105,333
Industria de Diseno Textil SA	88,661	4,054,425
Redeia Corp. SA	33,000	551,155
Repsol SA	99,095	1,555,402
Telefonica SA	399,241	1,788,439
TOTAL SPAIN		34,186,585
Sweden - 1.9%
Alfa Laval AB	23,598	1,014,120
ASSA ABLOY AB (B Shares)	81,435	2,151,628
Atlas Copco AB:
(A Shares)	215,276	3,770,793
(B Shares)	130,325	1,980,821
Beijer Ref AB (B Shares)	30,977	445,384
Boliden AB	22,359	746,828
Epiroc AB:
(A Shares)	53,458	988,298
(B Shares)	32,131	538,218
EQT AB	30,439	834,971
Essity AB (B Shares)	49,477	1,232,839
Evolution AB (c)	14,920	1,667,947
Fastighets AB Balder (a)	53,687	345,494
Getinge AB (B Shares)	18,964	404,390
H&M Hennes & Mauritz AB (B Shares) (d)	52,859	847,776
Hexagon AB (B Shares)	169,125	1,791,708
Holmen AB (B Shares)	6,625	259,460
Husqvarna AB (B Shares)	29,450	242,326
Industrivarden AB:
(A Shares)	10,572	342,666
(C Shares)	11,951	387,038
Indutrade AB	22,407	524,980
Investment AB Latour (B Shares)	12,405	303,360
Investor AB:
(A Shares)	4,514	110,921
(B Shares)	135,681	3,353,120
L E Lundbergforetagen AB	6,301	313,323
Lifco AB	18,812	460,894
Nibe Industrier AB (B Shares)	121,734	569,986
Saab AB (B Shares)	6,483	516,856
Sagax AB	16,881	426,146
Sandvik AB	86,674	1,751,506
Securitas AB (B Shares)	39,732	401,812
Skandinaviska Enskilda Banken AB (A Shares)	129,239	1,703,970
Skanska AB (B Shares)	27,408	477,136
SKF AB (B Shares)	28,121	586,896
Svenska Cellulosa AB SCA (B Shares)	48,919	719,332
Svenska Handelsbanken AB (A Shares)	119,059	1,020,970
Swedbank AB (A Shares) (d)	69,199	1,333,696
Swedish Orphan Biovitrum AB (a)	15,828	409,904
Tele2 AB (B Shares)	45,133	422,236
Telefonaktiebolaget LM Ericsson (B Shares)	238,684	1,211,294
Telia Co. AB	191,306	438,495
Volvo AB:
(A Shares)	16,890	448,749
(B Shares)	121,696	3,129,528
Volvo Car AB	58,395	185,087
TOTAL SWEDEN		40,812,902
Switzerland - 3.7%
ABB Ltd. (Reg.)	130,183	6,325,389
Adecco SA (Reg.)	13,146	461,057
Alcon, Inc. (Switzerland)	40,718	3,149,361
Avolta AG (a)	7,875	297,808
Bachem Holding AG (B Shares)	2,797	243,872
Baloise Holdings AG	3,767	568,789
Banque Cantonale Vaudoise	2,489	260,475
Barry Callebaut AG	296	477,850
BKW AG	1,748	259,181
Clariant AG (Reg.)	17,004	254,898
Compagnie Financiere Richemont SA Series A	43,786	6,052,409
DSM-Firmenich AG	15,196	1,714,155
Ems-Chemie Holding AG	594	476,234
Geberit AG (Reg.)	2,724	1,462,678
Givaudan SA	753	3,232,350
Helvetia Holding AG (Reg.)	3,054	399,670
Julius Baer Group Ltd.	16,842	903,714
Kuehne & Nagel International AG	4,447	1,178,933
Lindt & Spruengli AG	9	1,041,719
Lindt & Spruengli AG (participation certificate)	80	923,361
Logitech International SA (Reg.)	13,418	1,051,837
Lonza Group AG	6,070	3,350,602
Novartis AG	166,833	16,192,403
Partners Group Holding AG	1,846	2,388,705
Sandoz Group AG	33,536	1,139,786
Schindler Holding AG:
(participation certificate)	3,281	820,919
(Reg.)	1,911	466,706
SGS SA (Reg.)	12,753	1,124,567
Sig Group AG	24,940	499,207
Sika AG	12,429	3,560,028
Sonova Holding AG	4,148	1,152,460
Straumann Holding AG	9,116	1,219,764
Swatch Group AG (Bearer)	2,313	485,987
Swatch Group AG (Bearer) (Reg.)	4,311	179,146
Swiss Life Holding AG	2,408	1,626,726
Swiss Prime Site AG	6,187	572,764
Swisscom AG	2,116	1,158,995
Temenos AG	5,279	330,207
UBS Group AG	267,524	7,063,157
VAT Group AG (c)	2,206	1,110,379
Zurich Insurance Group Ltd.	11,893	5,746,936
TOTAL SWITZERLAND		80,925,184
Taiwan - 4.5%
Accton Technology Corp.	41,000	573,364
Acer, Inc.	236,000	324,148
Advantech Co. Ltd.	37,674	437,423
Alchip Technologies Ltd.	6,000	564,884
ASE Technology Holding Co. Ltd.	251,500	1,129,386
Asia Cement Corp.	180,000	240,988
ASUSTeK Computer, Inc.	57,000	746,098
AUO Corp.	549,600	306,768
Catcher Technology Co. Ltd.	48,000	320,055
Cathay Financial Holding Co. Ltd.	776,872	1,199,183
Chailease Holding Co. Ltd.	123,075	647,976
Chang Hwa Commercial Bank	450,130	251,252
Cheng Shin Rubber Industry Co. Ltd.	162,000	233,469
China Airlines Ltd.	252,000	161,094
China Development Financial Ho (a)	1,282,313	535,110
China Steel Corp.	968,000	736,132
Chunghwa Telecom Co. Ltd.	309,000	1,172,370
Compal Electronics, Inc.	343,000	373,465
CTBC Financial Holding Co. Ltd.	1,443,000	1,503,409
Delta Electronics, Inc.	159,000	1,554,365
E Ink Holdings, Inc.	69,000	440,348
E.SUN Financial Holdings Co. Ltd.	1,152,872	967,039
ECLAT Textile Co. Ltd.	14,000	219,886
eMemory Technology, Inc.	5,000	335,465
EVA Airways Corp.	228,000	247,449
Evergreen Marine Corp. (Taiwan)	84,343	489,208
Far Eastern New Century Corp.	253,000	251,930
Far EasTone Telecommunications Co. Ltd.	140,000	346,640
Feng Tay Enterprise Co. Ltd.	42,584	211,356
First Financial Holding Co. Ltd.	893,519	747,725
Formosa Chemicals & Fibre Corp.	287,000	486,930
Formosa Petrochemical Corp.	89,000	196,326
Formosa Plastics Corp.	309,000	648,035
Fubon Financial Holding Co. Ltd.	634,317	1,339,524
Gigabyte Technology Co. Ltd.	42,000	378,099
Global Unichip Corp.	8,000	331,662
GlobalWafers Co. Ltd.	18,000	285,496
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,015,800	4,826,966
Hotai Motor Co. Ltd.	25,400	481,140
Hua Nan Financial Holdings Co. Ltd.	731,281	528,815
Innolux Corp.	700,541	304,124
Inventec Corp.	218,000	349,098
Largan Precision Co. Ltd.	8,000	532,316
Lite-On Technology Corp.	162,000	489,467
MediaTek, Inc.	124,000	3,732,099
Mega Financial Holding Co. Ltd.	940,572	1,150,539
Micro-Star International Co. Ltd.	58,000	281,710
Nan Ya Plastics Corp.	384,000	665,594
Nan Ya Printed Circuit Board Corp.	18,000	102,309
Nanya Technology Corp.	98,000	197,456
Nien Made Enterprise Co. Ltd.	14,000	163,318
Novatek Microelectronics Corp.	47,000	886,496
Pegatron Corp.	163,000	485,271
PharmaEssentia Corp. (a)	19,000	170,534
Pou Chen Corp.	175,000	193,358
Powerchip Semiconductor Manufacturing Corp.	237,725	165,798
President Chain Store Corp.	46,000	386,155
Quanta Computer, Inc.	221,000	1,731,378
Realtek Semiconductor Corp.	40,000	629,884
Ruentex Development Co. Ltd.	120,575	141,615
Shin Kong Financial Holding Co. Ltd. (a)	1,111,393	293,173
Sinopac Financial Holdings Co.	869,686	584,054
Synnex Technology International Corp.	103,000	251,310
Taishin Financial Holdings Co. Ltd.	897,482	493,248
Taiwan Business Bank	484,576	251,139
Taiwan Cement Corp.	546,667	536,390
Taiwan Cooperative Financial Holding Co. Ltd.	844,494	677,452
Taiwan High Speed Rail Corp.	156,000	142,769
Taiwan Mobile Co. Ltd.	149,000	474,704
Taiwan Semiconductor Manufacturing Co. Ltd.	2,006,000	47,945,774
The Shanghai Commercial & Savings Bank Ltd.	320,312	455,381
Uni-President Enterprises Corp.	395,000	924,867
Unimicron Technology Corp.	111,000	612,741
United Microelectronics Corp.	923,000	1,415,597
Vanguard International Semiconductor Corp.	70,000	183,109
Voltronic Power Technology Corp.	5,000	236,166
Walsin Lihwa Corp.	240,162	270,796
Wan Hai Lines Ltd.	57,145	88,604
Winbond Electronics Corp.	244,080	193,226
Wistron Corp.	214,000	731,446
Wiwynn Corp.	7,629	541,755
WPG Holding Co. Ltd.	129,400	348,866
Yageo Corp.	27,213	518,152
Yang Ming Marine Transport Corp.	136,000	217,048
Yuanta Financial Holding Co. Ltd.	818,367	766,293
Zhen Ding Technology Holding Ltd.	51,000	180,197
TOTAL TAIWAN		98,863,754
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	27,500	145,716
Advanced Information Service PCL NVDR	69,900	370,383
Airports of Thailand PCL:
(For. Reg.)	171,900	300,995
NVDR	175,500	307,299
Asset World Corp. PCL:
(For. Reg.)	235,300	27,703
NVDR	388,600	45,751
Bangkok Dusit Medical Services PCL:
(For. Reg.)	292,100	227,482
NVDR	615,000	478,950
Bangkok Expressway and Metro PCL:
(For. Reg.)	154,900	34,486
NVDR	443,300	98,694
BTS Group Holdings PCL:
(For. Reg.)	53,600	9,086
NVDR	576,500	98,061
Bumrungrad Hospital PCL:
(For. Reg.)	10,800	71,091
NVDR	34,100	224,463
Central Pattana PCL:
(For. Reg.)	74,500	126,709
NVDR	92,300	156,983
Central Retail Corp. PCL:
(For. Reg.)	96,317	88,850
NVDR	33,600	30,995
Charoen Pokphand Foods PCL:
(For. Reg.)	110,100	58,563
NVDR	181,200	96,382
CP ALL PCL:
(For. Reg.)	143,900	221,801
NVDR	330,900	510,034
CP Axtra PCL NVDR	180,200	156,763
Delta Electronics PCL:
(For. Reg.)	16,000	29,762
NVDR	235,500	438,064
Energy Absolute PCL:
(For. Reg.)	54,700	44,831
NVDR	79,000	64,747
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	24,100	31,511
NVDR	33,600	43,932
Gulf Energy Development PCL:
(For. Reg.)	68,700	74,010
NVDR	171,200	184,432
Home Product Center PCL:
(For. Reg.)	187,500	52,197
NVDR	295,000	82,124
Indorama Ventures PCL:
(For. Reg.)	43,100	27,588
NVDR	95,400	61,064
Intouch Holdings PCL:
(For. Reg.)	16,900	30,358
NVDR	60,000	107,778
Kasikornbank PCL NVDR	46,000	161,039
Krung Thai Bank PCL:
(For. Reg.)	95,600	43,120
NVDR	176,200	79,474
Krungthai Card PCL:
(For. Reg.)	27,500	31,622
NVDR	52,500	60,369
Land & House PCL:
(For. Reg.)	249,000	49,843
NVDR	396,100	79,289
Minor International PCL:
(For. Reg.)	98,681	87,253
NVDR	191,141	169,006
Muangthai Leasing PCL:
(For. Reg.)	19,800	24,031
NVDR	40,700	49,397
PTT Exploration and Production PCL:
(For. Reg.)	33,000	137,677
NVDR	79,800	332,929
PTT Global Chemical PCL NVDR	175,500	172,634
PTT Oil & Retail Business PCL NVDR	240,300	120,331
PTT PCL:
(For. Reg.)	314,700	284,437
NVDR	508,900	459,961
SCB X PCL:
(For. Reg.)	19,000	54,264
NVDR	47,100	134,516
SCG Packaging PCL NVDR	98,500	85,520
Siam Cement PCL:
(For. Reg.)	25,900	173,046
NVDR	40,000	267,253
Thai Oil PCL:
(For. Reg.)	22,133	32,162
NVDR	72,866	105,884
TMBThanachart Bank PCL NVDR	1,881,300	91,426
True Corp. PCL (a)	319,517	65,711
True Corp. PCL NVDR (a)	513,986	105,705
TOTAL THAILAND		8,617,537
Turkey - 0.2%
Akbank TAS	259,288	475,963
Aselsan A/S	106,275	199,350
Bim Birlesik Magazalar A/S JSC	37,143	443,841
Coca-Cola Icecek Sanayi A/S	5,958	133,376
Eregli Demir ve Celik Fabrikalari T.A.S.	106,452	141,536
Ford Otomotiv Sanayi A/S	6,070	208,792
Haci Omer Sabanci Holding A/S	80,547	229,557
Koc Holding A/S	63,608	444,070
Pegasus Hava Tasimaciligi A/S (a)	3,616	115,449
Sasa Polyester Sanayi A/S	104,365	133,025
Tofas Turk Otomobil Fabrikasi A/S	10,330	87,794
Turk Hava Yollari AO (a)	46,749	470,575
Turkcell Iletisim Hizmet A/S	95,364	237,922
Turkiye Is Bankasi A/S Series C	686,663	290,684
Turkiye Petrol Rafinerileri A/S	79,705	481,879
Turkiye Sise ve Cam Fabrikalari A/S	109,191	169,925
Yapi ve Kredi Bankasi A/S	262,599	261,737
TOTAL TURKEY		4,525,475
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	237,562	540,075
Abu Dhabi Islamic Bank	118,475	359,983
Abu Dhabi National Oil Co. for Distribution PJSC	265,443	252,225
Aldar Properties PJSC	311,307	462,778
Americana Restaurants International PLC	200,980	182,217
Dubai Islamic Bank Pakistan Ltd.	235,030	355,786
Emaar Properties PJSC	540,608	1,208,416
Emirates NBD Bank PJSC	155,904	721,601
Emirates Telecommunications Corp.	286,172	1,324,546
First Abu Dhabi Bank PJSC	362,514	1,231,772
Multiply Group (a)	305,955	191,592
NMC Health PLC (a)(e)	2,259	0
TOTAL UNITED ARAB EMIRATES		6,830,991
United Kingdom - 6.5%
3i Group PLC	79,131	2,827,149
Abrdn PLC	155,114	283,950
Admiral Group PLC	20,971	715,116
AngloGold Ashanti PLC	34,290	788,622
Ashtead Group PLC	35,657	2,602,915
Associated British Foods PLC	27,709	919,608
AstraZeneca PLC (United Kingdom)	126,205	19,088,374
Auto Trader Group PLC (c)	73,962	641,212
Aviva PLC	224,532	1,306,586
BAE Systems PLC	247,062	4,109,189
Barclays PLC	1,234,925	3,113,610
Barratt Developments PLC	79,597	452,247
Berkeley Group Holdings PLC	8,558	504,099
British American Tobacco PLC (United Kingdom)	163,843	4,809,821
BT Group PLC	519,574	666,114
Bunzl PLC	27,528	1,057,383
Burberry Group PLC	28,970	414,521
Centrica PLC	433,724	693,438
CK Hutchison Holdings Ltd.	220,500	1,070,919
Coca-Cola European Partners PLC	16,771	1,207,847
Compass Group PLC	138,912	3,863,660
Croda International PLC	10,710	616,942
DCC PLC (United Kingdom)	8,073	553,306
Diageo PLC	181,733	6,280,634
Entain PLC	51,286	504,088
Flutter Entertainment PLC (a)	14,422	2,689,636
Halma PLC	31,108	857,883
Hargreaves Lansdown PLC	29,616	301,160
HSBC Holdings PLC (United Kingdom)	1,559,502	13,517,690
Imperial Brands PLC	68,205	1,558,495
Informa PLC	112,559	1,119,278
InterContinental Hotel Group PLC	13,473	1,314,076
Intertek Group PLC	13,191	814,910
J Sainsbury PLC	134,043	441,178
JD Sports Fashion PLC	214,576	309,951
Kingfisher PLC	155,562	479,181
Land Securities Group PLC	57,648	468,582
Legal & General Group PLC	489,585	1,443,756
Lloyds Banking Group PLC	5,179,971	3,343,068
London Stock Exchange Group PLC	33,784	3,724,352
M&G PLC	187,370	470,832
Melrose Industries PLC	109,826	867,039
National Grid PLC	300,929	3,947,335
NatWest Group PLC	465,451	1,756,791
Next PLC	9,875	1,111,525
Ocado Group PLC (a)	47,803	210,915
Pearson PLC	51,310	622,587
Pepco Group NV (a)	14,419	68,569
Persimmon PLC	25,871	421,545
Phoenix Group Holdings PLC	63,382	387,917
Reckitt Benckiser Group PLC	58,122	3,249,427
RELX PLC (London Stock Exchange)	153,191	6,294,140
Rentokil Initial PLC	205,739	1,038,565
Rolls-Royce Holdings PLC (a)	685,782	3,516,708
Sage Group PLC	83,249	1,212,917
Schroders PLC	67,737	298,613
Segro PLC	103,737	1,099,216
Severn Trent PLC	21,579	665,203
Smith & Nephew PLC	71,978	872,061
Smiths Group PLC	28,066	566,729
Spirax-Sarco Engineering PLC	6,044	667,999
SSE PLC	89,048	1,850,987
St. James's Place PLC	45,699	248,741
Standard Chartered PLC (United Kingdom)	184,905	1,588,619
Taylor Wimpey PLC	286,576	472,322
Tesco PLC	574,245	2,120,153
Unilever PLC	203,408	10,522,460
United Utilities Group PLC	55,162	719,950
Vodafone Group PLC	1,869,722	1,576,740
Vodafone Group PLC sponsored ADR	1,083	9,108
Whitbread PLC	15,038	595,103
Wise PLC (a)	49,316	478,501
WPP PLC	86,425	866,252
TOTAL UNITED KINGDOM		141,870,115
United States of America - 5.7%
BP PLC	1,393,573	8,982,466
Brookfield Renewable Corp.	10,625	246,822
BRP, Inc.	2,765	186,027
CNH Industrial NV	111	1,263
CRH PLC	56,518	4,403,992
CSL Ltd.	39,368	6,994,754
CyberArk Software Ltd. (a)	3,387	810,340
Experian PLC	74,720	3,013,752
Ferrovial SE	42,171	1,521,165
GFL Environmental, Inc.	18,690	596,413
GSK PLC	335,066	6,951,587
Haleon PLC	563,957	2,381,784
Holcim AG	42,400	3,549,210
James Hardie Industries PLC CDI (a)	35,877	1,233,378
JBS SA	63,600	287,098
Legend Biotech Corp. ADR (a)	6,083	266,070
Monday.com Ltd. (a)	2,373	449,280
Nestle SA (Reg. S)	217,266	21,813,549
Parade Technologies Ltd.	6,000	135,973
QIAGEN NV (Germany)	17,892	746,207
Roche Holding AG:
(Bearer)	2,650	694,175
(participation certificate)	57,144	13,692,515
Sanofi SA	92,687	9,156,828
Schneider Electric SA	44,299	10,100,761
Shell PLC (London)	529,018	18,805,859
Stellantis NV (Italy)	180,364	4,019,076
Swiss Re Ltd.	24,552	2,666,065
Tenaris SA	38,434	642,938
TOTAL UNITED STATES OF AMERICA		124,349,347
Zambia - 0.0%
First Quantum Minerals Ltd.	57,875	734,867
TOTAL COMMON STOCKS (Cost $1,905,513,758)		2,049,313,413

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	432,895	1,167,147
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,455	187,727
Companhia Energetica de Minas Gerais (CEMIG) (PN)	149,786	366,374
Companhia Paranaense de Energia-COPEL (PN-B)	86,700	151,774
Gerdau SA	113,646	399,641
Itau Unibanco Holding SA	393,750	2,377,999
Itausa-Investimentos Itau SA (PN)	438,261	806,874
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	387,300	3,134,142
TOTAL BRAZIL		8,591,678
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	11,580	528,913
Colombia - 0.0%
Bancolombia SA (PN)	35,920	293,916
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,856	500,094
Dr. Ing. h.c. F. Porsche AG Series F (c)	9,326	830,261
Henkel AG & Co. KGaA	13,671	1,086,048
Porsche Automobil Holding SE (Germany)	12,365	630,015
Sartorius AG (non-vtg.)	2,144	645,924
Volkswagen AG	16,929	2,073,889
TOTAL GERMANY		5,766,231
Korea (South) - 0.2%
AMOREPACIFIC Corp.	2,314	77,480
Hyundai Motor Co. Ltd.	2,240	254,176
Hyundai Motor Co. Ltd. Series 2	3,064	349,136
LG Chemical Ltd.	813	155,595
LG H & H Co. Ltd.	569	76,578
Samsung Electronics Co. Ltd.	67,010	3,120,013
TOTAL KOREA (SOUTH)		4,032,978
Russia - 0.0%
Surgutneftegas OJSC (a)(e)	352,900	6,114
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,275,447)		19,219,830

Government Obligations - 0.2%
	Principal Amount (f)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $4,884,323)	4,900,000	4,884,189

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	96,864,758	96,884,131
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	10,538,966	10,540,020
TOTAL MONEY MARKET FUNDS (Cost $107,424,771)		107,424,151

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,038,098,299)	2,180,841,583
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,226,958
NET ASSETS - 100.0%	2,183,068,541

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	649	Jun 2024	73,580,375	(1,725,696)	(1,725,696)
ICE MSCI Emerging Markets Index Contracts (United States)	626	Jun 2024	32,614,600	12,989	12,989
TME S&P/TSX 60 Index Contracts (Canada)	45	Jun 2024	8,534,849	(106,385)	(106,385)

TOTAL FUTURES CONTRACTS					(1,819,092)
The notional amount of futures purchased as a percentage of Net Assets is 5.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,272,766 or 2.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,673,110.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	77,429,952	269,876,323	250,421,524	1,804,096	-	(620)	96,884,131	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	10,750,416	37,225,649	37,436,045	44,158	-	-	10,540,020	0.0%
Total	88,180,368	307,101,972	287,857,569	1,848,254	-	(620)	107,424,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	107,001,061	20,127,944	86,815,300	57,817
Consumer Discretionary	241,010,941	61,514,926	179,491,209	4,806
Consumer Staples	154,560,342	44,084,064	110,476,278	-
Energy	119,810,391	44,602,618	74,889,961	317,812
Financials	443,298,188	177,332,035	265,925,314	40,839
Health Care	192,293,588	28,334,137	163,959,451	-
Industrials	286,187,582	90,364,505	195,812,111	10,966
Information Technology	264,250,144	57,653,289	206,596,855	-
Materials	156,082,216	66,690,344	89,317,076	74,796
Real Estate	40,443,107	10,320,365	30,122,742	-
Utilities	63,595,683	20,439,819	43,146,222	9,642

Government Obligations	4,884,189	-	4,884,189	-

Money Market Funds	107,424,151	107,424,151	-	-
Total Investments in Securities:	2,180,841,583	728,888,197	1,451,436,708	516,678
Derivative Instruments: Assets
Futures Contracts	12,989	12,989	-	-
Total Assets	12,989	12,989	-	-
Liabilities
Futures Contracts	(1,832,081)	(1,832,081)	-	-
Total Liabilities	(1,832,081)	(1,832,081)	-	-
Total Derivative Instruments:	(1,819,092)	(1,819,092)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	12,989	(1,832,081)
Total Equity Risk	12,989	(1,832,081)
Total Value of Derivatives	12,989	(1,832,081)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,785,327) - See accompanying schedule:
Unaffiliated issuers (cost $1,930,673,528)	$2,073,417,432
Fidelity Central Funds (cost $107,424,771)	107,424,151

Total Investment in Securities (cost $2,038,098,299)		$2,180,841,583
Foreign currency held at value (cost $7,383,472)		7,284,173
Receivable for fund shares sold		3,612,239
Dividends receivable		6,678,362
Reclaims receivable		3,236,751
Distributions receivable from Fidelity Central Funds		349,894
Total assets		2,202,003,002
Liabilities
Payable to custodian bank	$215,314
Payable for investments purchased on a delayed delivery basis	79,586
Payable for fund shares redeemed	2,304,516
Payable for daily variation margin on futures contracts	1,534,899
Deferred taxes	4,189,794
Other payables and accrued expenses	70,573
Collateral on securities loaned	10,539,779
Total liabilities		18,934,461
Net Assets		$2,183,068,541
Net Assets consist of:
Paid in capital		$2,096,668,110
Total accumulated earnings (loss)		86,400,431
Net Assets		$2,183,068,541
Net Asset Value, offering price and redemption price per share ($2,183,068,541 ÷ 169,164,609 shares)		$12.90
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$29,404,707
Interest		189,208
Income from Fidelity Central Funds (including $44,158 from security lending)		1,848,254
Income before foreign taxes withheld		$31,442,169
Less foreign taxes withheld		(2,427,156)
Total income		29,015,013
Expenses
Independent trustees' fees and expenses	$2,719
Proxy	7,176
Total expenses before reductions	9,895
Expense reductions	(189)
Total expenses after reductions		9,706
Net Investment income (loss)		29,005,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $8,272)	(14,392,326)
Foreign currency transactions	110,172
Futures contracts	7,331,707
Total net realized gain (loss)		(6,950,447)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,550,783)	253,130,145
Fidelity Central Funds	(620)
Assets and liabilities in foreign currencies	(112,118)
Futures contracts	2,964,949
Total change in net unrealized appreciation (depreciation)		255,982,356
Net gain (loss)		249,031,909
Net increase (decrease) in net assets resulting from operations		$278,037,216
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,005,307	$48,180,929
Net realized gain (loss)	(6,950,447)	(15,851,419)
Change in net unrealized appreciation (depreciation)	255,982,356	116,007,737
Net increase (decrease) in net assets resulting from operations	278,037,216	148,337,247
Distributions to shareholders	(49,799,346)	(35,599,173)

Share transactions
Proceeds from sales of shares	488,482,936	654,140,985
Reinvestment of distributions	36,508,132	24,757,989
Cost of shares redeemed	(218,692,316)	(418,912,908)

Net increase (decrease) in net assets resulting from share transactions	306,298,752	259,986,066
Total increase (decrease) in net assets	534,536,622	372,724,140

Net Assets
Beginning of period	1,648,531,919	1,275,807,779
End of period	$2,183,068,541	$1,648,531,919

Other Information
Shares
Sold	38,696,958	54,718,431
Issued in reinvestment of distributions	2,968,142	2,220,447
Redeemed	(17,335,354)	(35,235,613)
Net increase (decrease)	24,329,746	21,703,265

Financial Highlights
Fidelity Flex® International Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$10.36	$14.06	$11.04	$11.59	$10.60
Income from Investment Operations
Net investment income (loss) A,B	.18	.37	.37	.35	.27	.37
Net realized and unrealized gain (loss)	1.68	.94	(3.76)	2.87	(.52)	.81
Total from investment operations	1.86	1.31	(3.39)	3.22	(.25)	1.18
Distributions from net investment income	(.34)	(.29)	(.31)	(.20)	(.30)	(.19)
Total distributions	(.34)	(.29)	(.31)	(.20)	(.30)	(.19)
Net asset value, end of period	$12.90	$11.38	$10.36	$14.06	$11.04	$11.59
Total Return C,D	16.46%	12.72%	(24.60)%	29.31%	(2.24)%	11.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H,I	.01%	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any H	- % G,I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% G,I	-%	-%	-%	-%	-%
Net investment income (loss)	2.93% G,I	3.09%	3.10%	2.56%	2.46%	3.35%
Supplemental Data
Net assets, end of period (000 omitted)	$2,183,069	$1,648,532	$1,275,808	$1,272,152	$575,120	$378,587
Portfolio turnover rate J	3 % I	3%	4%	5%	4%	4%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAmount represents less than .005%.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes witheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$373,699,847
Gross unrealized depreciation	(247,781,843)
Net unrealized appreciation (depreciation)	$125,918,004
Tax cost	$2,053,104,487

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(13,180,581)
Long-term	(37,797,296)
Total capital loss carryforward	$(50,977,877)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Index Fund	302,227,751	27,582,354
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex International Index Fund	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $189.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity Flex® International Index Fund	-%-D
Actual		$ 1,000	$ 1,164.60	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881634.107
ZEI-SANN-0624
Fidelity® SAI International Quality Index Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	4.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	4.0
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	3.3
Novartis AG (Switzerland, Pharmaceuticals)	3.1
Unilever PLC (United Kingdom, Personal Care Products)	2.9
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	2.9
BHP Group Ltd. (Australia, Metals & Mining)	2.8
L'Oreal SA (France, Personal Care Products)	2.6
GSK PLC (United States of America, Pharmaceuticals)	2.5
Keyence Corp. (Japan, Electronic Equipment, Instruments & Components)	2.4
31.1

Market Sectors (% of Fund's net assets)

Health Care	17.6
Industrials	13.4
Consumer Staples	12.9
Materials	12.4
Consumer Discretionary	10.9
Information Technology	10.6
Financials	10.2
Communication Services	4.8
Energy	4.3
Real Estate	0.7
Utilities	0.6

Asset Allocation (% of Fund's net assets)

Futures - 1.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
Australia - 8.2%
Aristocrat Leisure Ltd.	197,814	5,048,210
BHP Group Ltd.	1,059,721	29,064,031
Fortescue Ltd.	516,504	8,560,768
IGO Ltd.	205,563	1,023,844
JB Hi-Fi Ltd.	33,347	1,301,270
Medibank Private Ltd.	839,982	1,925,121
Pilbara Minerals Ltd. (a)	862,825	2,196,669
Pro Medicus Ltd.	15,930	1,138,120
REA Group Ltd.	15,716	1,801,495
Rio Tinto Ltd.	111,618	9,289,334
Rio Tinto PLC	336,082	22,739,570
Technology One Ltd.	91,105	943,594
Whitehaven Coal Ltd.	255,167	1,262,180
TOTAL AUSTRALIA		86,294,206
Denmark - 6.8%
Carlsberg A/S Series B	27,506	3,699,911
Demant A/S (b)	28,687	1,380,805
Genmab A/S (b)	20,151	5,594,525
Novo Nordisk A/S Series B	377,384	48,396,595
Novonesis (NOVOZYMES) B Series B	111,306	6,188,887
Pandora A/S	25,517	3,904,825
Ringkjoebing Landbobank A/S	8,385	1,413,317
Rockwool International A/S Series B	2,719	893,248
TOTAL DENMARK		71,472,113
Finland - 0.8%
Elisa Corp. (A Shares)	45,934	2,074,559
Kone OYJ (B Shares)	123,019	6,012,893
TOTAL FINLAND		8,087,452
France - 11.7%
Gaztransport et Technigaz SA	6,672	932,767
Hermes International SCA	10,304	24,752,961
Ipsen SA	11,593	1,411,651
L'Oreal SA	58,974	27,670,275
La Francaise des Jeux SAEM (c)	34,954	1,322,761
Legrand SA	80,227	8,244,655
LVMH Moet Hennessy Louis Vuitton SE	28,067	23,055,254
Remy Cointreau SA	7,125	675,947
TotalEnergies SE	473,160	34,350,811
TOTAL FRANCE		122,417,082
Germany - 1.8%
Deutsche Borse AG	57,951	11,172,489
Hannover Reuck SE	18,131	4,496,801
Nemetschek SE	17,262	1,539,159
Rational AG	1,838	1,577,057
TOTAL GERMANY		18,785,506
Hong Kong - 1.4%
CK Infrastructure Holdings Ltd.	184,500	1,042,266
Hong Kong Exchanges and Clearing Ltd.	363,500	11,550,004
Power Assets Holdings Ltd.	416,000	2,386,240
TOTAL HONG KONG		14,978,510
Israel - 0.6%
Mizrahi Tefahot Bank Ltd.	44,887	1,639,932
NICE Ltd. (b)	19,042	4,261,695
TOTAL ISRAEL		5,901,627
Italy - 2.2%
Azimut Holding SpA	32,770	866,260
Ferrari NV (Italy)	38,446	15,886,650
FinecoBank SpA	186,245	2,870,104
Reply SpA	6,846	898,644
Snam SpA	625,297	2,860,904
TOTAL ITALY		23,382,562
Japan - 18.8%
Advantest Corp.	233,700	7,314,967
Astellas Pharma, Inc.	544,100	5,222,218
BayCurrent Consulting, Inc.	41,200	877,031
Capcom Co. Ltd.	102,400	1,685,754
Chugai Pharmaceutical Co. Ltd.	194,600	6,189,033
Daito Trust Construction Co. Ltd.	20,000	2,143,888
Daiwa House Industry Co. Ltd.	200,300	5,636,224
Disco Corp.	27,100	7,719,320
Hoya Corp.	107,000	12,405,561
Japan Exchange Group, Inc.	161,200	3,775,389
Japan Tobacco, Inc.	330,800	8,899,055
Keyence Corp.	58,000	25,506,652
Lasertec Corp.	24,200	5,220,072
M3, Inc.	130,500	1,380,453
Nexon Co. Ltd.	138,300	2,156,283
Nintendo Co. Ltd.	356,500	17,386,150
Nippon Telegraph & Telephone Corp.	9,114,000	9,840,043
Nissan Chemical Corp.	42,600	1,452,156
OBIC Co. Ltd.	20,000	2,569,331
Ono Pharmaceutical Co. Ltd.	148,300	2,136,020
Oracle Corp. Japan	10,200	765,455
Recruit Holdings Co. Ltd.	517,300	22,278,745
Rohto Pharmaceutical Co. Ltd.	65,300	1,274,032
SG Holdings Co. Ltd.	148,400	1,737,036
SHIMANO, Inc.	24,800	4,030,323
Shin-Etsu Chemical Co. Ltd.	617,400	23,898,899
Shionogi & Co. Ltd.	85,300	3,983,576
Sysmex Corp.	145,900	2,332,996
TIS, Inc.	64,700	1,381,770
Trend Micro, Inc.	43,000	2,118,963
USS Co. Ltd.	134,800	1,029,777
Yakult Honsha Co. Ltd.	92,900	1,817,101
ZOZO, Inc.	35,700	768,924
TOTAL JAPAN		196,933,197
Netherlands - 7.1%
Adyen BV (b)(c)	9,458	11,330,679
ASML Holding NV (Netherlands)	47,382	42,106,367
BE Semiconductor Industries NV	24,750	3,314,857
Universal Music Group NV	229,933	6,797,151
Wolters Kluwer NV	75,798	11,385,496
TOTAL NETHERLANDS		74,934,550
Norway - 0.9%
Equinor ASA	302,267	8,042,834
Gjensidige Forsikring ASA	57,951	932,245
TOTAL NORWAY		8,975,079
Singapore - 0.3%
Genting Singapore Ltd.	1,709,100	1,140,603
Singapore Exchange Ltd.	251,700	1,716,978
TOTAL SINGAPORE		2,857,581
Spain - 0.9%
Amadeus IT Holding SA Class A	137,404	8,721,575
Enagas SA	71,917	1,056,078
TOTAL SPAIN		9,777,653
Sweden - 0.4%
Avanza Bank Holding AB (a)	36,383	787,719
Fortnox AB	144,838	859,271
Hemnet Group AB	25,676	673,330
Nordnet AB (a)	49,563	895,879
Sectra AB (B Shares)	40,856	812,642
TOTAL SWEDEN		4,028,841
Switzerland - 15.0%
ABB Ltd. (Reg.)	493,656	23,985,974
Belimo Holding AG (Reg.)	3,001	1,392,686
Compagnie Financiere Richemont SA Series A	159,212	22,007,402
Ems-Chemie Holding AG	2,069	1,658,801
Geberit AG (Reg.)	10,196	5,474,839
Georg Fischer AG (Reg.) (a)	25,016	1,755,270
Givaudan SA	2,422	10,396,750
Kuehne & Nagel International AG	16,942	4,491,450
Novartis AG	337,669	32,773,327
Partners Group Holding AG	6,678	8,641,263
Schindler Holding AG (participation certificate)	18,349	4,590,993
SGS SA (Reg.)	46,292	4,082,056
Sonova Holding AG	14,549	4,042,224
Swisscom AG	7,742	4,240,519
Swissquote Group Holding SA	3,226	877,346
Temenos AG	19,455	1,216,930
VAT Group AG (c)	8,235	4,145,047
Zurich Insurance Group Ltd.	44,007	21,265,063
TOTAL SWITZERLAND		157,037,940
United Kingdom - 11.0%
3i Group PLC	296,875	10,606,587
Admiral Group PLC	80,345	2,739,782
Auto Trader Group PLC (c)	279,785	2,425,591
Britvic PLC	76,374	844,106
Computacenter PLC	23,281	751,124
Diageo PLC	680,475	23,516,997
Games Workshop Group PLC	10,039	1,243,133
Hargreaves Lansdown PLC	107,055	1,088,625
IG Group Holdings PLC	118,687	1,109,324
Imperial Brands PLC	275,786	6,301,753
Man Group PLC	368,532	1,186,246
RELX PLC (London Stock Exchange)	590,991	24,281,977
Rightmove PLC	249,535	1,605,803
Sage Group PLC	312,243	4,549,303
St. James's Place PLC	167,327	910,768
Unilever PLC	592,465	30,648,692
Wise PLC (b)	143,778	1,395,043
TOTAL UNITED KINGDOM		115,204,854
United States of America - 10.5%
Experian PLC	281,656	11,360,298
GSK PLC	1,249,449	25,922,218
Haleon PLC	1,443,867	6,097,946
Holcim AG	160,202	13,410,153
Nestle SA (Reg. S)	224,723	22,562,234
Roche Holding AG (participation certificate)	126,080	30,210,561
TOTAL UNITED STATES OF AMERICA		109,563,410
TOTAL COMMON STOCKS (Cost $1,011,640,629)		1,030,632,163

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $299,040)	300,000	299,032

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	11,609,881	11,612,203
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	4,673,573	4,674,041
TOTAL MONEY MARKET FUNDS (Cost $16,286,244)		16,286,244

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,028,225,913)	1,047,217,439
NET OTHER ASSETS (LIABILITIES) - 0.0%	(70,877)
NET ASSETS - 100.0%	1,047,146,562

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	145	Jun 2024	16,439,375	(422,497)	(422,497)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,224,078 or 1.8% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,032.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	77,319	472,918,926	461,383,981	281,489	(61)	-	11,612,203	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	13,050,492	8,376,451	9,807	-	-	4,674,041	0.0%
Total	77,319	485,969,418	469,760,432	291,296	(61)	-	16,286,244

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	50,686,678	15,391,362	35,295,316	-
Consumer Discretionary	114,213,668	47,110,330	67,103,338	-
Consumer Staples	134,008,049	28,514,381	105,493,668	-
Energy	44,588,592	932,767	43,655,825	-
Financials	105,192,964	53,115,717	52,077,247	-
Health Care	185,332,525	7,647,322	177,685,203	-
Industrials	138,566,751	45,801,035	92,765,716	-
Information Technology	113,037,474	59,497,350	53,540,124	-
Materials	129,879,862	18,244,438	111,635,424	-
Real Estate	7,780,112	-	7,780,112	-
Utilities	7,345,488	1,056,078	6,289,410	-

Government Obligations	299,032	-	299,032	-

Money Market Funds	16,286,244	16,286,244	-	-
Total Investments in Securities:	1,047,217,439	293,597,024	753,620,415	-
Derivative Instruments: Liabilities
Futures Contracts	(422,497)	(422,497)	-	-
Total Liabilities	(422,497)	(422,497)	-	-
Total Derivative Instruments:	(422,497)	(422,497)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(422,497)
Total Equity Risk	0	(422,497)
Total Value of Derivatives	0	(422,497)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,413,872) - See accompanying schedule:
Unaffiliated issuers (cost $1,011,939,669)	$1,030,931,195
Fidelity Central Funds (cost $16,286,244)	16,286,244

Total Investment in Securities (cost $1,028,225,913)		$1,047,217,439
Segregated cash with brokers for derivative instruments		232,067
Cash		802
Foreign currency held at value (cost $255,627)		251,976
Receivable for fund shares sold		207,964
Dividends receivable		1,833,962
Reclaims receivable		2,576,666
Distributions receivable from Fidelity Central Funds		140,079
Prepaid expenses		99
Receivable from investment adviser for expense reductions		30,949
Total assets		1,052,492,003
Liabilities
Payable for fund shares redeemed	$172,491
Accrued management fee	126,298
Payable for daily variation margin on futures contracts	226,200
Other payables and accrued expenses	146,411
Collateral on securities loaned	4,674,041
Total liabilities		5,345,441
Net Assets		$1,047,146,562
Net Assets consist of:
Paid in capital		$1,041,286,328
Total accumulated earnings (loss)		5,860,234
Net Assets		$1,047,146,562
Net Asset Value, offering price and redemption price per share ($1,047,146,562 ÷ 85,145,345 shares)		$12.30
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$9,901,589
Foreign Tax Reclaims		1,162,960
Interest		11,862
Income from Fidelity Central Funds (including $9,807 from security lending)		291,296
Income before foreign taxes withheld		$11,367,707
Less foreign taxes withheld		(1,871,400)
Total income		9,496,307
Expenses
Management fee	$387,109
Custodian fees and expenses	36,362
Independent trustees' fees and expenses	537
Registration fees	101,827
Audit	24,668
Legal	212
Miscellaneous	962
Total expenses before reductions	551,677
Expense reductions	(33,695)
Total expenses after reductions		517,982
Net Investment income (loss)		8,978,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,559,831
Fidelity Central Funds	(61)
Foreign currency transactions	(28,385)
Futures contracts	714,908
Total net realized gain (loss)		5,246,293
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,549,974
Assets and liabilities in foreign currencies	(55,323)
Futures contracts	(300,960)
Total change in net unrealized appreciation (depreciation)		7,193,691
Net gain (loss)		12,439,984
Net increase (decrease) in net assets resulting from operations		$21,418,309
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,978,325	$8,117,389
Net realized gain (loss)	5,246,293	8,530,196
Change in net unrealized appreciation (depreciation)	7,193,691	29,770,364
Net increase (decrease) in net assets resulting from operations	21,418,309	46,417,949
Distributions to shareholders	(8,058,495)	(10,237,046)

Share transactions
Proceeds from sales of shares	782,790,289	27,624,215
Reinvestment of distributions	7,924,506	10,187,269
Cost of shares redeemed	(34,213,513)	(112,997,465)

Net increase (decrease) in net assets resulting from share transactions	756,501,282	(75,185,981)
Total increase (decrease) in net assets	769,861,096	(39,005,078)

Net Assets
Beginning of period	277,285,466	316,290,544
End of period	$1,047,146,562	$277,285,466

Other Information
Shares
Sold	61,802,042	2,453,321
Issued in reinvestment of distributions	675,576	930,344
Redeemed	(2,786,183)	(9,827,124)
Net increase (decrease)	59,691,435	(6,443,459)

Financial Highlights
Fidelity® SAI International Quality Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$9.92	$14.51	$11.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.28	.32	.24	.08
Net realized and unrealized gain (loss)	1.51	1.02	(3.44)	3.32	.99
Total from investment operations	1.72	1.30	(3.12)	3.56	1.07
Distributions from net investment income	(.31)	(.33)	(.24)	(.10)	-
Distributions from net realized gain	-	-	(1.24)	(.02)	-
Total distributions	(.31)	(.33)	(1.47) D	(.12)	-
Net asset value, end of period	$12.30	$10.89	$9.92	$14.51	$11.07
Total Return E,F	15.96%	13.13%	(23.94)%	32.28%	10.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I,J	.20%	.19%	.19%	.23% I,K
Expenses net of fee waivers, if any	.20 % I,J	.20%	.19%	.19%	.20% I
Expenses net of all reductions	.20% I,J	.20%	.19%	.19%	.20% I
Net investment income (loss)	3.44% I,J	2.49%	2.70%	1.78%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,047,147	$277,285	$316,291	$588,201	$473,547
Portfolio turnover rate L	36 % I	38%	47%	78%	30% M

AFor the period May 12, 2020 (commencement of operations) through October 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAudit fees are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI International Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$76,154,018
Gross unrealized depreciation	(58,152,844)
Net unrealized appreciation (depreciation)	$18,001,174
Tax cost	$1,029,216,265

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(23,513,897)
Total capital loss carryforward	$(23,513,897)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Quality Index Fund	836,082,402	92,204,145
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI International Quality Index Fund	394
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Quality Index Fund	2,377	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $33,695.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Quality Index Fund	41%	36%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Quality Index Fund	77%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI International Quality Index Fund	.20%
Actual		$ 1,000	$ 1,159.60	$ 1.07
Hypothetical-B		$ 1,000	$ 1,023.87	$ 1.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9900586.103
IQI-SANN-0624
Fidelity® SAI Emerging Markets Index Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	7.9
Tencent Holdings Ltd. (China, Interactive Media & Services)	3.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.6
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.4
PDD Holdings, Inc. ADR (China, Broadline Retail)	1.0
ICICI Bank Ltd. (India, Banks)	1.0
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.0
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	0.9
China Construction Bank Corp. (H Shares) (China, Banks)	0.9
23.7

Market Sectors (% of Fund's net assets)

Information Technology	21.8
Financials	21.6
Consumer Discretionary	12.3
Communication Services	8.6
Materials	6.9
Industrials	6.7
Consumer Staples	5.4
Energy	5.3
Health Care	3.1
Utilities	2.9
Real Estate	1.7

Asset Allocation (% of Fund's net assets)

Futures - 3.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.4%
	Shares	Value ($)
Brazil - 3.4%
Ambev SA	3,503,798	8,198,426
Atacadao SA	468,700	1,008,238
B3 SA - Brasil Bolsa Balcao	4,186,340	8,699,035
Banco Bradesco SA	1,178,012	2,804,034
Banco BTG Pactual SA unit	874,400	5,624,342
Banco do Brasil SA	1,274,610	6,730,695
Banco Santander SA (Brasil) unit	278,100	1,547,797
BB Seguridade Participacoes SA	518,958	3,218,127
Caixa Seguridade Participacoes	444,900	1,341,743
CCR SA	748,312	1,776,892
Centrais Eletricas Brasileiras SA (Electrobras)	898,597	6,551,801
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	253,400	3,944,033
Companhia Siderurgica Nacional SA (CSN)	491,500	1,317,583
Cosan SA	902,924	2,521,357
CPFL Energia SA (a)	170,700	1,048,671
Energisa SA unit	190,800	1,657,181
Eneva SA (a)	411,100	980,129
ENGIE Brasil Energia SA	151,120	1,190,311
Equatorial Energia SA	764,038	4,501,006
Hapvida Participacoes e Investimentos SA (a)(b)	3,632,543	2,581,382
Hypera SA (a)	281,700	1,601,468
Klabin SA unit	556,000	2,467,018
Localiza Rent a Car SA	677,304	6,395,296
Lojas Renner SA	713,801	2,107,339
Magazine Luiza SA (a)	2,495,781	653,673
Natura & Co. Holding SA	668,126	2,134,617
Petroleo Brasileiro SA - Petrobras (ON)	2,758,508	23,512,607
PRIO SA	595,200	5,501,984
Raia Drogasil SA	955,060	4,704,856
Rede D'Oregon Sao Luiz SA (b)	424,317	2,124,608
Rumo SA	962,400	3,736,468
Sendas Distribuidora SA	1,002,000	2,531,726
Suzano SA	589,012	6,631,291
Telefonica Brasil SA	306,200	2,791,570
TIM SA	627,800	2,129,099
Totvs SA	411,800	2,184,064
Ultrapar Participacoes SA	537,238	2,674,499
Vale SA	2,523,673	30,759,786
Vibra Energia SA	863,449	3,901,035
Weg SA	1,244,780	9,481,002
TOTAL BRAZIL		185,266,789
Chile - 0.4%
Banco de Chile	33,702,424	3,738,668
Banco de Credito e Inversiones	56,713	1,654,102
Banco Santander Chile	48,905,037	2,215,894
Cencosud SA	946,377	1,621,671
Compania Sud Americana de Vapores SA	11,425,044	891,345
Empresas CMPC SA	834,431	1,647,915
Empresas COPEC SA	289,021	2,062,479
Enel Americas SA	15,893,095	1,489,900
Enel Chile SA	20,501,775	1,217,229
Falabella SA (a)	649,784	1,739,435
LATAM Airlines Group SA	134,421,687	1,818,799
TOTAL CHILE		20,097,437
China - 25.7%
360 Security Technology, Inc. (A Shares) (a)	317,500	371,503
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	98,600	226,498
AAC Technology Holdings, Inc.	533,633	1,698,361
Accelink Technologies Co. Ltd. (A Shares) (a)	35,400	181,486
ACM Research Shanghai, Inc. (A Shares) (a)	12,974	146,109
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	27,587	536,385
AECC Aero-Engine Control Co. Ltd. (A Shares)	58,500	157,618
AECC Aviation Power Co. Ltd.	118,500	577,532
Agricultural Bank of China Ltd.:
(A Shares)	3,569,900	2,166,918
(H Shares)	20,804,297	9,276,864
Aier Eye Hospital Group Co. Ltd. (A Shares)	414,799	736,738
AIMA Technology Group Co. Ltd.	38,400	186,344
Air China Ltd.:
(A Shares) (a)	405,300	412,157
(H Shares) (a)	1,510,000	757,050
Airtac International Group	103,926	3,673,047
Akeso, Inc. (a)(b)	374,000	2,288,551
Alibaba Group Holding Ltd.	12,066,816	112,982,377
Alibaba Health Information Technology Ltd. (a)	4,175,000	1,558,439
Aluminum Corp. of China Ltd.:
(A shares)	578,100	590,250
(H Shares)	2,938,000	1,948,522
Amlogic Shanghai Co. Ltd. (A Shares)	18,568	147,626
Angel Yeast Co. Ltd. (A Shares)	38,600	158,486
Anhui Conch Cement Co. Ltd.:
(A Shares)	193,200	611,984
(H Shares)	887,900	2,059,986
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	18,200	680,207
(B Shares)	79,857	1,308,944
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares) (a)	97,100	208,988
Anhui Kouzi Distillery Co. Ltd. (A Shares)	26,600	152,959
Anhui Yingjia Distillery Co. Ltd. (A Shares)	29,600	289,436
Anjoy Foods Group Co. Ltd. (A Shares)	13,000	165,079
Anker Innovations Technology Co. Ltd. (A Shares) (a)	18,100	215,037
Anta Sports Products Ltd.	945,000	10,698,338
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	41,400	101,437
ASR Microelectronics Co. Ltd. (A Shares)	18,690	105,278
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	15,260	173,637
Autobio Diagnostics Co. Ltd.	26,000	204,172
Autohome, Inc. ADR Class A	50,233	1,290,988
Avary Holding Shenzhen Co. Ltd. (A Shares)	86,700	287,630
AVIC Capital Co. Ltd. (A Shares)	391,700	160,435
AviChina Industry & Technology Co. Ltd. (H Shares)	1,841,000	791,763
Avicopter PLC (A Shares)	26,100	149,817
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	247,700	231,850
Baidu, Inc. Class A (a)	1,671,924	21,660,755
Bank of Beijing Co. Ltd. (A Shares)	937,525	721,724
Bank of Changsha Co. Ltd. (A Shares)	177,600	199,822
Bank of Chengdu Co. Ltd. (A Shares)	169,000	344,794
Bank of China Ltd.:
(A Shares)	1,321,400	836,093
(H Shares)	59,260,464	26,577,752
Bank of Communications Co. Ltd.:
(A Shares)	1,838,600	1,743,977
(H Shares)	6,367,176	4,584,744
Bank of Hangzhou Co. Ltd. (A Shares)	263,100	468,464
Bank of Jiangsu Co. Ltd. (A Shares)	814,243	907,761
Bank of Nanjing Co. Ltd. (A Shares)	459,000	590,422
Bank of Ningbo Co. Ltd. (A Shares)	293,520	926,819
Bank of Shanghai Co. Ltd. (A Shares)	629,480	634,207
Bank of Suzhou Co. Ltd.	162,100	168,782
Baoshan Iron & Steel Co. Ltd. (A Shares)	983,100	941,516
BeiGene Ltd. (a)	505,432	5,995,738
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	183,800	118,767
Beijing Enlight Media Co. Ltd. (A Shares)	132,100	170,252
Beijing Enterprises Holdings Ltd.	373,427	1,195,546
Beijing Enterprises Water Group Ltd.	2,980,000	751,588
Beijing Kingsoft Office Software, Inc. (A Shares)	20,545	870,238
Beijing New Building Materials PLC (A Shares)	75,200	339,600
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	55,800	112,542
Beijing Roborock Technology Co. Ltd. (A Shares)	5,845	341,500
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	73,300	290,275
Beijing Tongrentang Co. Ltd. (A Shares)	61,000	355,735
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	37,612	353,364
Beijing Yanjing Brewery Co. Ltd. (A Shares)	125,000	170,589
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,181,200	1,528,883
Beiqi Foton Motor Co. Ltd. (A Shares) (a)	355,900	128,724
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	19,300	152,886
Bilibili, Inc. Class Z (a)(c)	170,501	2,165,053
Bloomage Biotechnology Corp. Ltd. (A Shares)	21,442	181,563
BOC Aviation Ltd. Class A (b)	154,400	1,228,057
BOC International China Co. Ltd.	123,000	173,832
BOE Technology Group Co. Ltd. (A Shares)	1,650,100	990,495
Bosideng International Holdings Ltd.	2,832,000	1,639,353
Brilliance China Automotive Holdings Ltd.	2,244,000	1,863,385
By-Health Co. Ltd. (A Shares)	75,500	164,690
BYD Co. Ltd.:
(A Shares)	74,400	2,233,763
(H Shares)	779,800	21,376,333
BYD Electronic International Co. Ltd.	585,000	1,970,739
C&D International Investment Group Ltd.	491,982	974,576
Caitong Securities Co. Ltd.	205,900	217,133
Cambricon Technologies Corp. Ltd. (A Shares) (a)	18,530	427,617
Canmax Technologies Co. Ltd. (A Shares)	37,300	108,493
Cathay Biotech, Inc. (A Shares) (a)	25,891	182,862
CECEP Solar Energy Co. Ltd. (A Shares)	176,400	125,469
CGN Power Co. Ltd.:
(A Shares) (a)	712,000	403,718
(H Shares) (b)	7,836,447	2,627,624
Changchun High & New Technology Industry Group, Inc. (A Shares)	18,000	279,850
Changjiang Securities Co. Ltd. (A Shares)	245,300	191,516
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	12,700	232,008
Chaozhou Three-Circle Group Co. (A Shares)	85,700	329,009
Chengxin Lithium Group Co. Ltd. (A Shares)	41,000	101,327
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	73,800	181,067
China Baoan Group Co. Ltd. (A Shares)	114,600	165,979
China Cinda Asset Management Co. Ltd. (H Shares)	7,031,000	633,611
China CITIC Bank Corp. Ltd. (H Shares)	6,619,051	3,872,367
China Coal Energy Co. Ltd. (H Shares)	1,522,000	1,533,171
China Communications Services Corp. Ltd. (H Shares)	1,772,000	847,099
China Construction Bank Corp.:
(A Shares)	262,900	258,169
(H Shares)	71,547,000	46,290,270
China CSSC Holdings Ltd. (A Shares)	199,000	999,941
China Eastern Airlines Corp. Ltd. (A Shares) (a)	755,800	399,870
China Energy Engineering Corp. Ltd. (A Shares)	1,435,800	435,381
China Everbright Bank Co. Ltd.:
(A Shares)	1,868,900	812,674
(H Shares)	2,640,000	799,804
China Feihe Ltd. (b)	2,688,000	1,469,976
China Film Co. Ltd. (A Shares) (a)	81,600	133,705
China Galaxy Securities Co. Ltd.:
(A Shares)	224,300	383,604
(H Shares)	2,749,000	1,489,043
China Gas Holdings Ltd.	2,015,100	1,886,801
China Great Wall Securities Co. Ltd. (A Shares)	178,900	188,615
China Greatwall Technology Group Co. Ltd. (A Shares)	143,400	192,305
China Hongqiao Group Ltd. (c)	1,755,700	2,422,655
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	3
China International Capital Corp. Ltd.	95,000	435,763
China International Capital Corp. Ltd. (H Shares) (b)	1,191,400	1,436,646
China Jushi Co. Ltd. (A Shares)	177,614	291,953
China Life Insurance Co. Ltd.:
(A Shares)	96,100	405,037
(H Shares)	5,607,747	7,384,972
China Literature Ltd. (a)(b)	303,500	1,084,119
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,475,000	1,733,820
China Medical System Holdings Ltd.	1,000,000	892,850
China Mengniu Dairy Co. Ltd.	2,334,000	4,834,829
China Merchants Bank Co. Ltd.:
(A Shares)	890,200	4,200,311
(H Shares)	2,923,921	12,663,085
China Merchants Energy Shipping Co. Ltd. (A Shares)	361,900	425,682
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares) (a)	138,700	211,944
China Merchants Holdings International Co. Ltd.	932,242	1,231,133
China Merchants Securities Co. Ltd. (A Shares)	329,150	662,996
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	402,500	468,935
China Minmetals Rare Earth Co. Ltd. (A Shares)	47,200	182,304
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,438,700	784,472
(H Shares)	5,171,061	1,891,995
China National Building Materials Co. Ltd. (H Shares)	2,870,000	1,110,512
China National Chemical Engineering Co. Ltd. (A Shares)	270,208	256,602
China National Medicines Corp. Ltd. (A Shares)	33,400	160,060
China National Nuclear Power Co. Ltd. (A Shares)	839,000	1,069,665
China National Software & Service Co. Ltd. (A Shares)	38,210	159,054
China Northern Rare Earth Group High-Tech Co. Ltd.	160,800	427,341
China Oilfield Services Ltd. (H Shares)	1,342,000	1,435,010
China Overseas Land and Investment Ltd.	2,839,202	5,220,932
China Overseas Property Holdings Ltd. (c)	975,000	593,030
China Pacific Insurance (Group) Co. Ltd.	344,300	1,220,369
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,880,628	4,120,604
China Petroleum & Chemical Corp.:
(A Shares)	1,462,500	1,278,949
(H Shares)	17,984,704	10,735,105
China Power International Development Ltd.	3,666,619	1,479,612
China Railway Group Ltd.:
(A Shares)	857,500	774,540
(H Shares)	3,225,000	1,591,405
China Railway Signal & Communications Corp. (A Shares)	321,770	239,637
China Resource Gas Group Ltd.	686,300	2,157,022
China Resources Beer Holdings Co. Ltd.	1,202,144	5,479,447
China Resources Land Ltd.	2,378,812	8,553,821
China Resources Microelectronics Ltd. (A Shares)	58,851	295,505
China Resources Mixc Lifestyle Services Ltd. (b)(c)	507,600	1,786,632
China Resources Pharmaceutical Group Ltd. (b)	1,164,000	752,715
China Resources Power Holdings Co. Ltd.	1,426,940	3,548,594
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	43,900	363,281
China Ruyi Holdings Ltd. (a)(c)	4,296,000	1,076,031
China Shenhua Energy Co. Ltd.:
(A Shares)	379,885	2,086,652
(H Shares)	2,388,702	9,914,238
China Southern Airlines Ltd.:
(A Shares) (a)	442,500	345,663
(H Shares) (a)(c)	140,000	50,620
China State Construction Engineering Corp. Ltd. (A Shares)	1,861,040	1,374,690
China State Construction International Holdings Ltd.	1,493,500	1,575,796
China Taiping Insurance Group Ltd.	1,064,455	973,248
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,268,500	820,261
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	88,300	906,001
(H Shares) (b)(c)	80,000	704,494
China Tower Corp. Ltd. (H Shares) (b)	32,857,000	3,846,219
China United Network Communications Ltd. (A Shares)	1,412,400	910,902
China Vanke Co. Ltd.:
(A Shares)	387,800	394,746
(H Shares) (c)	1,713,300	1,004,827
China XD Electric Co. Ltd. (A Shares) (a)	229,100	222,255
China Yangtze Power Co. Ltd. (A Shares)	1,088,000	3,871,090
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	24,700	158,781
China Zheshang Bank Co. Ltd.	950,450	392,961
Chongqing Brewery Co. Ltd. (A Shares)	21,500	208,362
Chongqing Changan Automobile Co. Ltd. (A Shares)	368,174	744,645
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	390,600	250,113
Chongqing Taiji Industry Group Co. Ltd. (A Shares) (a)	24,700	123,571
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	106,750	515,599
Chow Tai Fook Jewellery Group Ltd.	1,480,800	2,014,849
CITIC Pacific Ltd.	4,312,941	4,081,778
CITIC Securities Co. Ltd.:
(A Shares)	528,700	1,378,297
(H Shares)	1,286,590	2,048,400
Cmoc Group Ltd.:
(A Shares)	808,400	994,008
(H Shares)	2,737,000	2,567,881
CNGR Advanced Material Co. Ltd.	29,800	215,028
CNPC Capital Co. Ltd. (A Shares) (a)	374,400	302,397
Contemporary Amperex Technology Co. Ltd.	195,720	5,474,325
COSCO Shipping Development Co. Ltd. (A Shares)	439,700	149,080
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	162,000	356,491
(H Shares)	946,000	1,109,434
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	600,720	968,625
(H Shares)	2,164,800	2,800,891
Cosco Shipping Ports Ltd.	924,473	567,311
Country Garden Holdings Co. Ltd. (a)(c)	9,333,662	593,616
Country Garden Services Holdings Co. Ltd.	1,610,000	1,074,096
CRRC Corp. Ltd.:
(A Shares)	1,016,800	979,055
(H Shares)	3,356,000	1,852,489
CSC Financial Co. Ltd. (A Shares)	192,500	590,938
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	62,520	295,774
CSPC Pharmaceutical Group Ltd.	6,617,608	5,433,931
CSSC Science & Technology Co. Ltd. (a)	66,900	146,635
Daqin Railway Co. Ltd. (A Shares)	697,800	661,522
DaShenLin Pharmaceutical Group Co. Ltd.	50,573	151,705
Datang International Power Generation Co. Ltd. (A Shares)	459,300	190,839
Dong-E-E-Jiao Co. Ltd. (A Shares)	28,900	273,630
Dongfang Electric Corp. Ltd. (A Shares)	123,600	287,200
Dongfeng Motor Group Co. Ltd. (H Shares)	1,681,000	609,603
Dongxing Securities Co. Ltd. (A Shares)	142,900	173,370
East Buy Holding Ltd. (a)(b)(c)	339,000	716,715
East Money Information Co. Ltd. (A Shares)	705,208	1,265,020
Eastroc Beverage Group Co. Ltd. (a)	11,900	349,197
Ecovacs Robotics Co. Ltd. Class A	26,000	177,258
Empyrean Technology Co. Ltd. (A Shares) (a)	16,100	173,610
ENN Energy Holdings Ltd.	587,043	5,001,837
ENN Natural Gas Co. Ltd. (A Shares)	114,900	286,273
Eoptolink Technology, Inc. Ltd. (A Shares)	31,600	370,665
Eve Energy Co. Ltd. (A shares)	91,074	464,494
Everbright Securities Co. Ltd. (A Shares)	172,858	393,569
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	520,989	159,162
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	178,748	124,879
Far East Horizon Ltd.	1,439,000	1,068,182
FAW Jiefang Group Co. Ltd. (A Shares) (a)	138,000	170,858
First Capital Securities Co. Ltd. (A Shares)	185,900	146,863
Flat Glass Group Co. Ltd. (c)	326,000	785,260
Flat Glass Group Co. Ltd. (A Shares)	65,600	240,075
Focus Media Information Technology Co. Ltd. (A Shares)	641,240	573,994
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	206,076	1,113,007
Fosun International Ltd.	1,823,454	1,075,823
Founder Securities Co. Ltd. (A Shares)	366,100	452,355
Foxconn Industrial Internet Co. Ltd. (A Shares)	589,297	1,947,169
Fujian Sunner Development Co. Ltd. A Shares	55,800	120,397
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	92,500	636,011
(H Shares) (b)	446,000	2,670,230
GalaxyCore, Inc. (A Shares)	77,240	176,149
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	60,740	294,493
(H Shares) (b)	323,120	947,544
GCL Technology Holdings Ltd.	15,982,000	2,367,141
GD Power Development Co. Ltd. (A Shares)	791,800	559,556
Geely Automobile Holdings Ltd.	4,476,517	5,387,750
GEM Co. Ltd. (A Shares)	228,300	218,849
Genscript Biotech Corp. (a)	866,000	1,277,064
GF Securities Co. Ltd.:
(A Shares)	234,800	426,976
(H Shares)	813,428	810,371
Giant Biogene Holding Co. Ltd. (b)	221,400	1,348,932
Giant Network Group Co. Ltd. (A Shares)	87,700	141,773
Gigadevice Semiconductor Beijing, Inc. (A Shares)	29,760	321,025
Ginlong Technologies Co. Ltd. (A Shares)	17,800	131,067
GoerTek, Inc. (A Shares)	152,700	331,584
Goldwind Science & Technology Co. Ltd. (A Shares)	153,700	161,370
Goneo Group Co. Ltd. (A Shares)	19,900	327,755
GoodWe Technologies Co. Ltd. (A Shares)	7,711	98,610
Gotion High-tech Co. Ltd. (A Shares) (a)	79,500	205,208
Great Wall Motor Co. Ltd.:
(A Shares)	95,100	343,017
(H Shares)	1,762,500	2,663,389
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	125,000	725,198
Greenland Holdings Corp. Ltd. (A Shares) (a)	518,900	131,430
GRG Banking Equipment Co. Ltd. (A Shares)	110,600	181,251
Guangdong Haid Group Co. Ltd. (A Shares)	73,900	508,501
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)	133,700	163,338
Guangdong Investment Ltd.	2,183,126	1,140,389
Guanghui Energy Co. Ltd. (A Shares)	291,500	296,336
Guangzhou Automobile Group Co. Ltd.	261,900	316,488
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,054,200	848,640
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	104,000	148,307
Guangzhou Baiyunshan Pharma Health (A Shares)	61,900	273,479
Guangzhou Haige Communications Group (A Shares)	110,800	166,282
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	20,800	109,896
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	31,600	145,503
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	85,700	247,568
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	185,331	147,622
Guolian Securities Co. Ltd. (a)(d)	106,100	153,265
Guosen Securities Co. Ltd. (A Shares)	284,400	351,648
Guotai Junan Securities Co. Ltd. (A Shares)	333,300	630,880
Guoyuan Securities Co. Ltd. (A Shares)	193,170	181,258
H World Group Ltd. ADR	153,595	5,638,472
Haidilao International Holding Ltd. (b)	1,240,000	2,797,698
Haier Smart Home Co. Ltd.	1,747,000	6,470,931
Haier Smart Home Co. Ltd. (A Shares)	331,500	1,379,146
Hainan Airlines Co. Ltd. (A Shares) (a)	1,906,300	359,611
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	505,300	243,704
Haitian International Holdings Ltd.	473,000	1,540,490
Haitong Securities Co. Ltd.:
(A Shares)	371,100	427,889
(H Shares)	2,196,800	1,049,239
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	137,900	127,585
Hangzhou Chang Chuan Technology Co. Ltd.	27,800	111,620
Hangzhou First Applied Material Co. Ltd. (A Shares)	82,972	310,251
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	53,400	186,099
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	43,700	164,394
Hangzhou Robam Appliances Co. Ltd. (A Shares)	41,800	136,169
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	74,300	195,765
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	16,700	135,645
Hansoh Pharmaceutical Group Co. Ltd. (b)	880,000	1,944,532
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	33,800	144,706
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares) (a)	56,100	203,146
Heilongjiang Agriculture Co. Ltd. (A Shares)	78,100	140,923
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	99,800	297,852
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	153,700	571,528
Hengan International Group Co. Ltd.	473,900	1,590,963
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	73,000	144,730
Hengli Petrochemical Co. Ltd. (A Shares) (a)	312,920	668,106
Hengtong Optic-electric Co. Ltd. (A Shares)	109,700	213,565
Hengyi Petrochemical Co. Ltd. (A Shares) (a)	162,680	168,016
Hesteel Co. Ltd. (A Shares)	451,700	136,290
Hisense Electric Co. Ltd.	57,900	222,614
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	23,900	396,389
HLA Group Corp. Ltd. (A Shares) (a)	194,100	243,760
Hongfa Technology Co. Ltd. (A Shares)	23,280	91,553
Hoshine Silicon Industry Co. Ltd. (A Shares)	35,100	233,777
Hoymiles Power Electronics, Inc. (A Shares)	3,547	110,755
Hua Hong Semiconductor Ltd. (b)	437,000	861,198
Huadian Power International Corp. Ltd. (A Shares)	377,700	352,073
Huadong Medicine Co. Ltd. (A Shares)	77,900	353,870
Huafon Chemical Co. Ltd. (A Shares)	220,800	247,594
Huagong Tech Co. Ltd. (A Shares) (a)	44,800	204,996
Huaibei Mining Holdings Co. Ltd. (A Shares)	110,200	293,157
Hualan Biological Engineer, Inc. (A Shares)	81,070	217,641
Huaneng Power International, Inc.:
(A Shares) (a)	362,000	467,137
(H Shares) (a)	3,236,186	2,059,837
Huatai Securities Co. Ltd.:
(A Shares)	302,200	571,524
(H Shares) (b)	995,200	1,176,943
Huaxia Bank Co. Ltd. (A Shares)	588,058	544,268
Huayu Automotive Systems Co. Ltd. (A Shares)	140,200	318,332
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	40,900	231,965
Huizhou Desay SV Automotive Co. Ltd.	24,700	426,606
Humanwell Healthcare Group Co. Ltd. (A Shares)	72,600	202,441
Hunan Valin Steel Co. Ltd. (A Shares)	306,700	220,685
Hundsun Technologies, Inc. (A Shares)	84,519	238,784
Hwatsing Technology Co. Ltd. (A Shares)	7,094	166,359
Hygeia Healthcare Holdings Co. (b)(c)	257,600	1,063,227
Hygon Information Technology Co. Ltd. (A Shares)	86,189	926,888
IEIT Systems Co. Ltd. (A Shares)	65,472	365,119
iFlytek Co. Ltd. (A Shares)	102,900	636,138
IMEIK Technology Development Co. Ltd. (A Shares)	13,440	397,567
Industrial & Commercial Bank of China Ltd.:
(A Shares)	4,401,000	3,296,611
(H Shares)	45,968,000	24,649,355
Industrial Bank Co. Ltd. (A Shares)	923,600	2,145,323
Industrial Securities Co. Ltd. (A Shares)	382,970	294,240
Ingenic Semiconductor Co. Ltd. (A Shares)	21,400	186,406
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	282,600	1,113,697
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	2,012,700	443,182
Inner Mongolia Dian Tou Energy Corp. Ltd.	98,800	287,140
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	374,700	217,457
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	787,190	1,529,921
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	165,900	164,071
Innovent Biologics, Inc. (a)(b)	899,500	4,354,448
iQIYI, Inc. ADR (a)	329,154	1,596,397
iRay Technology Co. Ltd. (A Shares)	4,540	124,383
iSoftStone Information Technology Group Co. Ltd. (A Shares)	42,350	243,819
JA Solar Technology Co. Ltd. (A Shares)	147,704	289,667
Jason Furniture Hangzhou Co. Ltd. (A Shares)	36,420	167,655
JCET Group Co. Ltd. (A Shares)	79,700	280,988
JD Health International, Inc. (a)(b)	827,400	2,822,117
JD Logistics, Inc. (a)(b)	1,470,100	1,591,126
JD.com, Inc. Class A	1,737,000	25,027,343
Jiangsu Eastern Shenghong Co. Ltd.	292,700	400,008
Jiangsu Expressway Co. Ltd. (H Shares)	904,000	886,568
Jiangsu Hengli Hydraulic Co. Ltd.	59,676	420,116
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	283,758	1,801,948
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	55,700	440,489
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares) (a)	44,900	154,778
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	16,100	173,774
Jiangsu Phoenix Publishing & Media Corp. Ltd. (a)	113,000	158,733
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	66,900	875,754
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	18,070	160,393
Jiangsu Yoke Technology Co. Ltd. (A Shares)	21,100	185,618
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	44,500	237,305
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	151,800	283,236
Jiangxi Copper Co. Ltd.:
(A Shares)	85,100	305,136
(H Shares)	835,000	1,700,587
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	76,500	102,395
Jinduicheng Molybdenum Co. Ltd. (A Shares)	143,400	224,344
Jinko Solar Co. Ltd. (A Shares)	371,486	386,122
JiuGui Liquor Co. Ltd. (A Shares)	14,500	101,929
Jizhong Energy Resources Co. Ltd. (A Shares)	155,600	160,921
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	84,000	140,731
Jointown Pharmaceutical Group (A Shares)	173,074	195,834
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares) (a)	35,000	142,328
Juneyao Airlines Co. Ltd. (A shares) (a)	97,800	165,815
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	16,959	0
Kanzhun Ltd. ADR	165,101	3,267,349
KE Holdings, Inc. ADR	485,466	7,340,246
Keda Industrial Group Co. Ltd.	86,900	121,070
Kingboard Chemical Holdings Ltd.	493,900	1,085,482
Kingdee International Software Group Co. Ltd. (a)	2,154,000	2,272,525
Kingnet Network Co. Ltd. (A Shares)	95,700	155,073
Kingsoft Corp. Ltd.	708,600	2,302,230
Kuaishou Technology Class B (a)(b)	1,737,600	12,181,809
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	95,800	258,115
Kunlun Energy Co. Ltd.	2,889,000	2,800,536
Kunlun Tech Co. Ltd. (A Shares) (a)	54,000	294,758
Kweichow Moutai Co. Ltd. (A Shares)	55,900	13,106,660
Lb Group Co. Ltd. (A Shares)	105,700	305,591
Lenovo Group Ltd.	5,971,000	6,715,940
Lens Technology Co. Ltd. (A Shares)	223,200	438,751
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	83,400	168,525
Li Auto, Inc. Class A (a)(c)	851,036	11,150,188
Li Ning Co. Ltd.	1,751,500	4,585,197
Liaoning Port Co. Ltd. (A Shares)	832,300	165,371
Lingyi iTech Guangdong Co. (A Shares)	312,900	223,766
Livzon Pharmaceutical Group, Inc. (A Shares)	27,200	150,446
Longfor Properties Co. Ltd. (b)(c)	1,465,595	2,170,760
LONGi Green Energy Technology Co. Ltd.	337,199	844,373
Luxshare Precision Industry Co. Ltd. (A Shares)	319,024	1,278,809
Luzhou Laojiao Co. Ltd. (A Shares)	65,500	1,676,604
Mango Excellent Media Co. Ltd. (A Shares)	83,070	267,462
Maxscend Microelectronics Co. Ltd. (A Shares)	23,828	296,896
Meihua Holdings Group Co. Ltd. (A Shares)	130,100	199,240
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	173,288	105,695
Meituan Class B (a)(b)	3,762,920	51,380,908
Metallurgical Corp. China Ltd. (A Shares)	790,800	356,190
MGI Tech Co. Ltd. (A Shares)	18,527	149,043
Midea Group Co. Ltd. (A Shares)	156,100	1,501,333
Ming Yang Smart Energy Group Ltd. (A Shares)	101,100	136,166
MINISO Group Holding Ltd.	281,084	1,585,609
Montage Technology Co. Ltd. (A Shares)	50,772	352,623
Muyuan Foodstuff Co. Ltd. (A Shares)	243,054	1,461,529
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	71,853	135,601
Nanjing Securities Co. Ltd. (A Shares)	163,400	184,511
NARI Technology Co. Ltd. (A Shares)	357,675	1,156,858
National Silicon Industry Group Co. Ltd. (A Shares) (a)	122,787	224,087
NAURA Technology Group Co. Ltd.	23,600	1,033,439
NetEase, Inc.	1,434,320	26,885,813
New China Life Insurance Co. Ltd.	80,700	348,988
New China Life Insurance Co. Ltd. (H Shares)	640,900	1,229,092
New Hope Liuhe Co. Ltd. (A Shares) (a)	201,300	247,492
New Oriental Education & Technology Group, Inc. (a)	1,096,310	8,711,242
Ninestar Corp. (A Shares)	63,000	219,189
Ningbo Deye Technology Co. Ltd. (A Shares)	19,160	246,558
Ningbo Joyson Electronic Corp. (A shares)	62,600	151,306
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	30,600	186,030
Ningbo Sanxing Medical Electric Co. Ltd. (a)	62,800	289,932
Ningbo Shanshan Co. Ltd. (A Shares)	100,600	164,012
Ningbo Tuopu Group Co. Ltd. (A Shares)	51,700	444,883
Ningxia Baofeng Energy Group Co. Ltd.	326,300	745,895
NIO, Inc. sponsored ADR (a)(c)	1,002,366	4,731,168
Nongfu Spring Co. Ltd. (H Shares) (b)	1,493,000	8,771,256
Offcn Education Technology Co. A Shares (a)	273,900	99,998
Offshore Oil Enginering Co. Ltd. (A Shares)	196,800	172,466
OFILM Group Co. Ltd. (A Shares) (a)	145,100	174,927
Oppein Home Group, Inc. (A Shares)	22,480	193,039
Orient Securities Co. Ltd. (A Shares)	331,039	380,340
Oriental Pearl Group Co. Ltd. (a)	149,100	141,711
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	411,000	175,779
PDD Holdings, Inc. ADR (a)	443,200	55,479,776
People's Insurance Co. of China Group Ltd.:
(A Shares)	366,200	264,257
(H Shares)	6,579,552	2,159,575
People.cn Co. Ltd. (A Shares) (a)	49,200	167,667
Perfect World Co. Ltd. (A Shares)	86,100	118,546
PetroChina Co. Ltd.:
(A Shares)	862,100	1,216,290
(H Shares)	15,783,790	14,706,413
Pharmaron Beijing Co. Ltd. (A Shares)	66,100	179,007
PICC Property & Casualty Co. Ltd. (H Shares)	5,113,568	6,353,011
Ping An Bank Co. Ltd. (A Shares)	862,000	1,281,224
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	463,796	2,636,476
(H Shares)	4,989,641	22,613,469
Piotech, Inc. (A Shares)	8,392	208,702
Poly Developments & Holdings (A Shares)	531,500	652,138
Pop Mart International Group Ltd. (b)	350,000	1,497,801
Postal Savings Bank of China Co. Ltd.	1,288,700	852,856
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	5,893,000	3,053,474
Power Construction Corp. of China Ltd. (A Shares)	763,500	534,238
Qi An Xin Technology Group, Inc. (A Shares) (a)	30,722	130,595
Qifu Technology, Inc. ADR	90,520	1,655,611
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	241,700	552,151
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	63,900	275,054
Risen Energy Co. Ltd. (A Shares)	50,800	90,746
Rockchip Electronics Co. Ltd.	18,700	147,905
Rongsheng Petrochemical Co. Ltd. (A Shares)	449,900	694,903
SAIC Motor Corp. Ltd. (A Shares)	343,000	702,339
Sailun Group Co. Ltd. A Shares	138,900	317,461
Sanan Optoelectronics Co. Ltd. (A Shares)	222,300	383,065
Sangfor Technologies, Inc. (a)	18,700	140,871
Sany Heavy Equipment International Holdings Co. Ltd. (c)	828,000	581,820
Sany Heavy Industry Co. Ltd. (A Shares)	377,600	848,498
Satellite Chemical Co. Ltd. (A Shares) (a)	149,530	397,157
SDIC Capital Co. Ltd.	285,000	251,134
SDIC Power Holdings Co. Ltd. (A Shares)	331,100	727,110
Seazen Holdings Co. Ltd. (A Shares) (a)	99,900	135,330
Seres Group Co. Ltd. (A Shares) (a)	67,100	836,352
SF Holding Co. Ltd. (A Shares)	217,800	1,086,434
SG Micro Corp. (A Shares)	20,892	220,658
Shaanxi Coal Industry Co. Ltd. (A Shares)	431,000	1,459,711
Shan Xi Hua Yang Group New Energy Co. Ltd.	159,850	208,344
Shandong Gold Mining Co. Ltd.:
(A Shares)	160,944	636,398
(H Shares) (b)	540,500	1,167,915
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares) (a)	35,700	195,892
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	94,400	387,484
Shandong Linglong Tyre Co. Ltd. (A Shares)	65,500	201,830
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	518,200	255,347
Shandong Sun Paper Industry JSC Ltd. (A Shares)	124,200	266,656
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,844,000	1,250,505
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	81,420	134,205
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	46,660	131,003
Shanghai Baosight Software Co. Ltd.	414,762	886,048
Shanghai Baosight Software Co. Ltd. (A Shares)	90,268	509,975
Shanghai Construction Group Co. Ltd. (A Shares)	390,994	129,231
Shanghai Electric Group Co. Ltd. (A Shares) (a)	562,600	333,930
Shanghai Electric Power Co. Ltd. (A Shares)	123,300	156,082
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	92,400	301,647
(H Shares)	371,500	583,204
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	6,542	292,273
Shanghai International Airport Co. Ltd. (A Shares) (a)	54,900	284,780
Shanghai International Port Group Co. Ltd. (A Shares)	309,343	239,612
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	40,500	161,106
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	34,078	141,247
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	106,200	154,652
Shanghai M&G Stationery, Inc. (A Shares)	41,300	201,184
Shanghai Moons' Electric Co. Ltd. (A Shares) (a)	18,700	144,164
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	150,400	371,792
(H Shares)	500,209	710,827
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,302,409	1,380,710
Shanghai Putailai New Energy Technology Co. Ltd.	95,274	242,346
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	295,400	292,145
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	428,400	399,606
Shanghai United Imaging Healthcare Co. Ltd. (A Shares) (a)	36,662	669,868
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	171,500	140,158
Shanghai Zhangjiang High Ltd. (A Shares) (a)	68,800	174,418
Shanxi Coal International Energy Group Co. Ltd. (A Shares) (a)	88,100	173,961
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	132,900	387,514
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	192,400	160,852
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	253,300	134,807
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	54,260	1,954,275
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	252,090	364,769
Shede Spirits Co. Ltd. (A Shares)	14,800	148,444
Shenergy Co. Ltd. (A Shares)	216,600	254,040
Shengyi Technology Co. Ltd.	105,700	281,862
Shennan Circuits Co. Ltd. (A Shares)	22,940	294,249
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,000,200	647,271
Shenzhen Capchem Technology Co. Ltd. (A Shares)	33,620	155,820
Shenzhen Energy Group Co. Ltd. (A Shares)	210,360	209,759
Shenzhen Goodix Technology Co. Ltd. (A Shares) (a)	20,400	172,166
Shenzhen Inovance Technology Co. Ltd. (A Shares)	59,600	488,777
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	69,700	132,266
Shenzhen Kangtai Biological Products Co. Ltd.	49,620	138,156
Shenzhen Kedali Industry Co. Ltd.	12,000	157,668
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	53,900	2,263,251
Shenzhen New Industries Biomedical Engineering Co. Ltd.	35,000	341,140
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	362,300	131,653
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	49,600	217,899
Shenzhen SC New Energy Technology Corp. (A Shares)	15,500	146,564
Shenzhen Sed Industry Co. Ltd. (A Shares)	50,500	122,038
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	35,897	710,938
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	41,400	152,603
Shenzhou International Group Holdings Ltd.	613,000	6,025,307
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	74,360	192,942
Sichuan Changhong Electric Co. Ltd. (A Shares)	205,000	156,935
Sichuan Chuantou Energy Co. Ltd. (A Shares)	203,200	466,279
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	391,000	113,202
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	66,500	311,400
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	322,660	322,853
Sichuan Swellfun Co. Ltd. (A Shares)	21,700	134,566
Sieyuan Electric Co. Ltd. (A Shares)	34,300	307,768
Silergy Corp.	242,000	3,208,318
Sinolink Securities Co. Ltd. (A Shares)	165,200	198,872
Sinoma International Engineering Co. Ltd. (A Shares)	117,300	205,170
Sinoma Science & Technology Co. Ltd. (A Shares)	74,600	159,551
Sinomine Resource Group Co. Ltd. (A Shares)	32,472	158,814
Sinopharm Group Co. Ltd. (H Shares)	994,600	2,511,725
Sinotruk Hong Kong Ltd.	511,500	1,272,975
SKSHU Paint Co. Ltd. (A Shares)	23,448	109,751
Smoore International Holdings Ltd. (b)(c)	1,366,000	1,189,670
Songcheng Performance Development Co. Ltd. (A Shares)	116,060	173,617
Soochow Securities Co. Ltd. (A Shares)	222,160	209,183
Southwest Securities Co. Ltd. (A Shares)	294,500	160,867
Spring Airlines Co. Ltd. (A Shares) (a)	43,300	338,702
StarPower Semiconductor Ltd. (A Shares)	7,600	145,427
Sungrow Power Supply Co. Ltd. (A Shares)	66,100	938,745
Sunny Optical Technology Group Co. Ltd.	528,700	2,557,703
Sunresin New Materials Co. Ltd. (A Shares)	22,450	144,403
Sunwoda Electronic Co. Ltd. (A Shares)	82,900	173,559
SUPCON Technology Co. Ltd. (A Shares)	35,385	231,948
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	76,500	161,723
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	12,440	196,397
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	17,600	385,615
TAL Education Group ADR (a)	326,572	3,931,927
TBEA Co. Ltd. (A Shares)	225,000	438,131
TCL Technology Group Corp. (A Shares)	839,670	552,014
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	180,075	258,452
Tencent Holdings Ltd.	4,905,000	215,247,098
Tencent Music Entertainment Group ADR (a)	556,790	6,987,715
Thunder Software Technology Co. Ltd. (A Shares)	20,500	137,375
Tianfeng Securities Co. Ltd. (A Shares) (a)	381,500	153,086
Tianjin 712 Communication & Broadcasting Co. Ltd.	34,500	105,182
Tianma Microelectronics Co. Ltd. (A Shares) (a)	110,200	123,079
Tianqi Lithium Corp. (A Shares)	65,700	356,320
Tianshan Aluminum Group Co. Ltd.	206,800	215,131
Tianshui Huatian Technology Co. Ltd. (A Shares)	142,600	160,462
Tingyi (Cayman Islands) Holding Corp.	1,461,000	1,612,502
Tongcheng Travel Holdings Ltd.	919,600	2,420,276
TongFu Microelectronics Co. Ltd. (A Shares)	67,400	191,954
Tongkun Group Co. Ltd. (A Shares) (a)	107,200	203,380
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	561,700	311,457
Tongwei Co. Ltd. (A Shares)	200,400	598,943
Topchoice Medical Corp. (a)	14,200	118,906
Topsports International Holdings Ltd. (b)	1,379,000	957,681
TravelSky Technology Ltd. (H Shares)	691,000	897,631
Trina Solar Co. Ltd. (A Shares)	96,860	283,438
Trip.com Group Ltd. (a)(c)	407,143	19,830,860
Tsinghua Tongfang Co. Ltd. (A Shares) (a)	149,100	124,401
Tsingtao Brewery Co. Ltd.:
(A Shares) (a)	24,000	270,887
(H Shares)	474,000	3,415,835
Unigroup Guoxin Microelectronics Co. Ltd. (a)	37,839	303,122
Unisplendour Corp. Ltd. (A Shares) (a)	127,710	365,523
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	82,700	168,318
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	22,357	101,126
Vipshop Holdings Ltd. ADR	257,950	3,879,568
Walvax Biotechnology Co. Ltd. (A Shares)	71,400	144,615
Wanda Film Holding Co. Ltd. (A Shares) (a)	97,800	197,032
Wanhua Chemical Group Co. Ltd. (A Shares)	139,600	1,710,285
Want Want China Holdings Ltd.	3,510,418	2,002,173
Weichai Power Co. Ltd.:
(A Shares)	267,500	641,769
(H Shares)	1,479,000	3,022,134
Weihai Guangwei Composites Co. Ltd. (A Shares)	36,840	132,097
Wens Foodstuffs Group Co. Ltd. (A Shares)	295,600	776,712
Western Mining Co. Ltd. (A Shares)	105,600	291,190
Western Securities Co. Ltd. (A Shares)	197,900	201,629
Western Superconducting Technologies Co. Ltd. (A Shares)	28,905	157,811
Will Semiconductor Ltd.	52,730	736,837
Wingtech Technology Co. Ltd. (A Shares) (a)	55,600	240,367
Wintime Energy Group Co. Ltd. (A Shares) (a)	979,300	182,263
Wuchan Zhongda Group Co. Ltd.	229,200	149,053
Wuhan Guide Infrared Co. Ltd. (A Shares)	191,468	184,821
Wuliangye Yibin Co. Ltd. (A Shares)	172,600	3,569,568
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	85,060	386,851
WuXi AppTec Co. Ltd.	99,784	599,620
WuXi AppTec Co. Ltd. (H Shares) (b)	276,168	1,243,057
Wuxi Biologics (Cayman), Inc. (a)(b)	2,841,000	4,921,569
XCMG Construction Machinery Co. Ltd. (A Shares)	526,000	509,052
Xiamen C&D, Inc. (A Shares)	133,325	182,771
Xiamen Faratronic Co. Ltd. (A Shares)	10,100	137,129
Xiamen Tungsten Co. Ltd. (A Shares)	62,900	165,864
Xiaomi Corp. Class B (a)(b)	11,402,200	24,855,969
Xinjiang Daqo New Energy Co. Ltd. (A Shares) (a)	79,683	268,554
Xinyi Solar Holdings Ltd.	3,631,538	2,498,738
XPeng, Inc. Class A (a)	855,250	3,467,321
Yadea Group Holdings Ltd. (b)	908,000	1,746,694
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	24,200	126,432
Yankuang Energy Group Co. Ltd.:
(A Shares)	145,200	462,564
(H Shares)	1,730,000	3,753,013
Yantai Jereh Oilfield Services (A Shares)	45,500	199,576
Yealink Network Technology Corp. Ltd.	56,470	274,733
Yifeng Pharmacy Chain Co. Ltd.	44,970	272,017
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	72,100	311,777
Yintai Gold Co. Ltd. (A Shares)	123,380	313,005
Yonghui Superstores Co. Ltd. (A Shares) (a)	407,800	136,486
YongXing Special Materials Technology Co. Ltd. (A Shares)	23,970	156,526
Yonyou Network Technology Co. Ltd. (A Shares)	152,120	243,370
Youngor Fashion Co. Ltd. (A Shares)	204,387	220,276
YTO Express Group Co. Ltd. (A Shares)	153,200	335,146
Yuexiu Property Co. Ltd.	1,193,380	712,233
Yum China Holdings, Inc.	301,501	11,007,802
Yunda Holding Co. Ltd. (A Shares)	128,660	139,005
Yunnan Aluminium Co. Ltd. (A Shares)	154,200	304,284
Yunnan Baiyao Group Co. Ltd. (A Shares)	79,760	629,312
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	18,800	147,913
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares) (a)	224,400	176,909
Yunnan Energy New Material Co. Ltd.	43,500	249,377
Yunnan Tin Co. Ltd. (A Shares)	73,000	165,538
Yunnan Yuntianhua Co. Ltd. (Series A)	81,100	226,105
Yutong Bus Co. Ltd. (a)	98,500	347,761
Zai Lab Ltd. (a)(c)	698,720	1,123,060
Zangge Mining Co. Ltd. (Series A)	70,400	278,976
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	26,800	877,301
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,118,000	1,800,462
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	331,310	213,521
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	243,400	293,804
Zhejiang Chint Electric Co. Ltd. (A Shares)	95,800	272,514
Zhejiang Dahua Technology Co. Ltd. (A Shares)	147,100	363,219
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	22,540	203,654
Zhejiang Expressway Co. Ltd. (H Shares)	1,173,359	767,178
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	65,990	152,533
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	76,015	297,329
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	58,000	270,667
Zhejiang Juhua Co. Ltd. (A Shares)	119,900	391,152
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(c)	372,500	1,279,927
Zhejiang Longsheng Group Co. Ltd. (A Shares)	143,600	181,093
Zhejiang NHU Co. Ltd. (A Shares)	136,236	360,461
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	83,100	250,864
Zhejiang Supor Cookware Co. Ltd.	23,900	193,906
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	76,030	230,577
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	70,800	171,406
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	496,200	426,292
Zheshang Securities Co. Ltd.	172,100	267,408
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	526,300	885,196
Zhongji Innolight Co. Ltd. (A Shares)	35,700	899,892
Zhongjin Gold Co. Ltd. (A Shares)	214,700	386,533
Zhongsheng Group Holdings Ltd. Class H	619,100	1,129,106
Zhongtai Securities Co. Ltd. (A Shares)	309,300	283,604
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	32,236	211,814
(H Shares)	377,027	1,351,271
Zijin Mining Group Co. Ltd.:
(A Shares)	1,075,700	2,589,853
(H Shares)	3,868,000	8,437,932
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	315,700	370,031
ZTE Corp.:
(A Shares)	180,500	709,311
(H Shares)	557,800	1,202,255
ZTO Express, Inc. sponsored ADR	314,891	6,609,562
TOTAL CHINA		1,414,686,555
Colombia - 0.1%
Bancolombia SA	189,152	1,629,706
Interconexion Electrica SA ESP	328,324	1,514,827
TOTAL COLOMBIA		3,144,533
Czech Republic - 0.1%
CEZ A/S (c)	119,663	4,417,070
Komercni Banka A/S	56,348	2,078,755
MONETA Money Bank A/S (b)	246,210	993,439
TOTAL CZECH REPUBLIC		7,489,264
Egypt - 0.1%
Commercial International Bank SAE	1,879,503	2,824,164
Eastern Co. SAE	767,482	352,865
EFG Holding SAE	703,541	217,605
TOTAL EGYPT		3,394,634
Greece - 0.5%
Alpha Bank SA (a)	1,656,191	2,814,723
Eurobank Ergasias Services and Holdings SA (a)	1,928,802	4,137,419
Ff Group (a)(d)	1,944	0
Hellenic Telecommunications Organization SA	139,393	2,124,296
Jumbo SA	85,728	2,669,647
Motor Oil (HELLAS) Corinth Refineries SA	49,251	1,427,548
Mytilineos SA	74,180	3,024,099
National Bank of Greece SA (a)	576,454	4,650,849
OPAP SA	137,177	2,285,231
Piraeus Financial Holdings SA (a)	788,467	3,158,560
Public Power Corp. of Greece (a)	155,748	1,868,248
TOTAL GREECE		28,160,620
Hong Kong - 0.1%
Orient Overseas International Ltd.	98,000	1,429,333
Sino Biopharmaceutical Ltd.	7,665,750	2,619,377
TOTAL HONG KONG		4,048,710
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	333,966	2,740,728
OTP Bank PLC	166,075	8,240,867
Richter Gedeon PLC	103,634	2,639,043
TOTAL HUNGARY		13,620,638
India - 17.5%
ABB India Ltd.	39,277	3,074,633
Adani Enterprises Ltd.	126,766	4,630,739
Adani Green Energy Ltd. (a)	234,852	5,045,216
Adani Ports & Special Economic Zone Ltd.	391,449	6,199,585
Adani Power Ltd. (a)	571,867	4,181,915
Ambuja Cements Ltd.	441,595	3,272,829
APL Apollo Tubes Ltd.	123,459	2,298,694
Apollo Hospitals Enterprise Ltd.	74,605	5,304,775
Ashok Leyland Ltd.	1,088,139	2,505,185
Asian Paints Ltd.	284,423	9,780,779
Astral Ltd.	99,559	2,519,046
AU Small Finance Bank Ltd. (b)	124,021	939,400
Aurobindo Pharma Ltd.	195,479	2,697,058
Avenue Supermarts Ltd. (a)(b)	120,576	6,651,490
Axis Bank Ltd.	1,691,921	23,609,278
Bajaj Auto Ltd.	49,509	5,283,969
Bajaj Finance Ltd.	206,159	17,096,479
Bajaj Finserv Ltd.	283,861	5,481,901
Bajaj Holdings & Investment Ltd.	19,802	1,923,019
Balkrishna Industries Ltd.	57,358	1,666,130
Bandhan Bank Ltd. (b)	585,093	1,316,839
Bank of Baroda	766,731	2,577,260
Berger Paints India Ltd.	216,018	1,315,487
Bharat Electronics Ltd.	2,709,332	7,574,148
Bharat Forge Ltd.	189,842	2,887,851
Bharat Heavy Electricals Ltd.	774,479	2,604,393
Bharat Petroleum Corp. Ltd.	562,698	4,093,353
Bharti Airtel Ltd.	1,667,907	26,393,270
Britannia Industries Ltd.	80,347	4,590,943
Cg Power & Industrial Soluti	452,957	2,998,373
Cholamandalam Investment and Finance Co. Ltd.	311,193	4,440,756
Cipla Ltd./India (a)	388,993	6,510,004
Coal India Ltd.	1,142,031	6,207,395
Colgate-Palmolive Ltd.	100,801	3,410,299
Container Corp. of India Ltd.	180,598	2,217,636
Cummins India Ltd.	102,745	4,021,730
Dabur India Ltd.	459,702	2,793,321
Divi's Laboratories Ltd.	88,574	4,239,917
DLF Ltd.	550,451	5,863,176
Dr. Reddy's Laboratories Ltd.	86,548	6,420,695
Eicher Motors Ltd.	101,496	5,586,134
GAIL India Ltd.	1,705,795	4,260,066
GMR Airports Infrastructure Ltd. (a)	1,789,144	1,819,202
Godrej Consumer Products Ltd.	303,257	4,424,614
Godrej Properties Ltd. (a)	92,756	2,930,852
Grasim Industries Ltd.	195,242	5,627,840
Havells India Ltd.	185,841	3,697,659
HCL Technologies Ltd.	702,536	11,458,609
HDFC Asset Management Co. Ltd. (b)	71,220	3,319,258
HDFC Bank Ltd.	2,082,525	37,809,127
HDFC Standard Life Insurance Co. Ltd. (b)	717,432	5,006,286
Hero Motocorp Ltd.	88,918	4,824,390
Hindalco Industries Ltd.	999,583	7,685,378
Hindustan Aeronautics Ltd.	148,733	7,016,952
Hindustan Petroleum Corp. Ltd.	420,551	2,493,883
Hindustan Unilever Ltd.	609,610	16,276,300
ICICI Bank Ltd.	3,848,358	53,011,246
ICICI Lombard General Insurance Co. Ltd. (b)	178,804	3,653,349
ICICI Prudential Life Insurance Co. Ltd. (b)	266,844	1,826,244
IDFC Bank Ltd. (a)	2,566,979	2,518,622
Indian Oil Corp. Ltd.	2,093,356	4,226,087
Indian Railway Catering & Tourism Corp. Ltd.	177,994	2,209,578
Indraprastha Gas Ltd.	233,502	1,309,662
IndusInd Bank Ltd.	213,352	3,867,066
Info Edge India Ltd.	52,756	3,814,425
Infosys Ltd.	2,461,479	41,549,073
InterGlobe Aviation Ltd. (a)(b)	128,790	6,139,470
ITC Ltd.	2,219,801	11,571,274
Jindal Steel & Power Ltd.	264,645	2,938,321
Jio Financial Services Ltd.	2,119,246	9,540,566
JSW Steel Ltd.	453,193	4,773,459
Jubilant Foodworks Ltd.	293,444	1,625,241
Kotak Mahindra Bank Ltd.	810,444	15,746,818
Larsen & Toubro Ltd.	499,286	21,456,164
Ltimindtree Ltd. (b)	65,885	3,699,438
Lupin Ltd.	168,726	3,321,276
Macrotech Developers Ltd. (b)	178,733	2,646,726
Mahindra & Mahindra Ltd.	691,377	17,828,234
Marico Ltd.	383,496	2,379,204
Maruti Suzuki India Ltd.	104,880	16,086,040
Max Healthcare Institute Ltd.	576,315	5,789,712
Mphasis BFL Ltd.	56,003	1,546,298
MRF Ltd.	1,729	2,751,379
Muthoot Finance Ltd.	89,258	1,835,482
Nestle India Ltd.	250,149	7,506,714
NMDC Ltd.	760,340	2,306,727
NTPC Ltd.	3,234,477	14,052,831
Oil & Natural Gas Corp. Ltd.	2,331,189	7,867,287
One97 Communications Ltd. (a)	188,352	839,264
Page Industries Ltd.	4,548	1,892,723
Persistent Systems Ltd.	74,150	2,982,058
Petronet LNG Ltd.	555,720	2,062,136
PI Industries Ltd.	61,850	2,702,390
Pidilite Industries Ltd.	113,105	4,124,251
Polycab India Ltd.	33,403	2,266,103
Power Finance Corp. Ltd.	1,100,868	5,801,302
Power Grid Corp. of India Ltd.	3,446,919	12,428,734
Punjab National Bank	1,632,541	2,752,513
REC Ltd.	976,011	5,910,697
Reliance Industries Ltd.	2,256,903	79,204,382
Samvardhana Motherson International Ltd.	1,758,400	2,753,063
SBI Cards & Payment Services Ltd.	211,257	1,839,224
SBI Life Insurance Co. Ltd. (b)	333,961	5,743,965
Shree Cement Ltd.	6,687	1,957,190
Shriram Finance Ltd.	208,846	6,370,102
Siemens Ltd.	65,996	4,609,733
Sona Blw Precision Forgings Ltd. (b)	304,345	2,274,307
SRF Ltd.	109,853	3,440,026
State Bank of India	1,323,136	13,066,160
Sun Pharmaceutical Industries Ltd.	711,402	12,776,823
Supreme Industries Ltd.	47,086	2,850,943
Suzlon Energy Ltd. (a)	6,542,957	3,241,351
Tata Communications Ltd.	84,487	1,748,139
Tata Consultancy Services Ltd.	670,550	30,595,276
Tata Consumer Products Ltd.	423,765	5,610,012
Tata Elxsi Ltd.	25,391	2,143,005
Tata Motors Ltd.	1,231,654	14,848,365
Tata Motors Ltd. Class A	339,224	2,766,219
Tata Power Co. Ltd./The	1,065,845	5,718,506
Tata Steel Ltd.	5,468,995	10,777,327
Tech Mahindra Ltd.	398,076	5,994,795
The Indian Hotels Co. Ltd.	631,586	4,350,967
Titan Co. Ltd.	263,271	11,293,040
Torrent Pharmaceuticals Ltd.	75,251	2,376,453
Trent Ltd.	134,389	7,091,694
Tube Investments of India Ltd.	78,852	3,536,186
Tvs Motor Co. Ltd.	176,118	4,335,218
Ultratech Cement Ltd.	85,609	10,207,203
Union Bank of India Ltd.	1,099,075	2,025,339
United Spirits Ltd.	215,680	3,033,256
UPL Ltd.	333,819	2,025,378
Varun Beverages Ltd.	337,082	5,961,220
Vedanta Ltd.	688,824	3,286,589
Wipro Ltd.	968,319	5,331,135
Yes Bank Ltd. (a)	9,594,422	2,999,950
Zomato Ltd. (a)	4,520,241	10,429,421
TOTAL INDIA		964,643,662
Indonesia - 1.6%
Amman Mineral Internasional PT	4,839,000	2,881,432
PT Adaro Energy Indonesia Tbk	10,666,400	1,772,732
PT Aneka Tambang Tbk	6,236,400	626,883
PT Astra International Tbk	15,004,059	4,734,613
PT Bank Central Asia Tbk	41,124,550	24,727,559
PT Bank Mandiri (Persero) Tbk	27,676,196	11,698,096
PT Bank Negara Indonesia (Persero) Tbk	11,060,600	3,558,605
PT Bank Rakyat Indonesia (Persero) Tbk	50,558,727	15,304,307
PT Barito Pacific Tbk	20,850,131	1,302,979
PT Charoen Pokphand Indonesia Tbk	5,469,700	1,664,136
PT GoTo Gojek Tokopedia Tbk (a)	623,410,200	2,397,807
PT Indah Kiat Pulp & Paper Tbk	1,825,100	1,050,449
PT Indofood CBP Sukses Makmur Tbk	1,729,200	1,155,829
PT Indofood Sukses Makmur Tbk	3,251,800	1,248,705
PT Kalbe Farma Tbk	15,639,200	1,388,253
PT Merdeka Copper Gold Tbk (a)	7,151,586	1,151,807
PT Sarana Menara Nusantara Tbk	15,124,000	747,236
PT Semen Indonesia (Persero) Tbk	2,501,232	717,469
PT Sumber Alfaria Trijaya Tbk	13,853,100	2,491,465
PT Telkom Indonesia Persero Tbk	36,714,265	7,117,372
PT Unilever Indonesia Tbk	5,658,895	911,354
PT United Tractors Tbk	1,105,300	1,684,583
TOTAL INDONESIA		90,333,671
Korea (South) - 10.9%
AMOREPACIFIC Corp.	21,682	2,635,319
Celltrion Pharm, Inc.	13,872	954,923
Celltrion, Inc.	113,115	15,316,255
CJ CheilJedang Corp.	6,135	1,482,881
Cosmo AM&T Co. Ltd. (a)	17,934	1,931,422
Coway Co. Ltd.	41,031	1,639,364
Db Insurance Co. Ltd.	34,115	2,386,294
Doosan Bobcat, Inc.	40,890	1,523,983
Doosan Heavy Industries & Construction Co. Ltd. (a)	332,438	4,002,747
Ecopro BM Co. Ltd.	36,252	6,145,034
Ecopro Co. Ltd.	74,025	5,579,838
Ecopro Materials Co. Ltd.	10,228	844,810
GS Holdings Corp.	34,432	1,110,130
Hana Financial Group, Inc.	216,716	9,114,801
Hanjin Kal Corp.	19,798	847,316
Hankook Tire Co. Ltd.	55,105	2,331,687
Hanmi Pharm Co. Ltd.	5,224	1,186,712
Hanmi Semiconductor Co. Ltd.	32,474	3,083,735
Hanon Systems	138,498	553,113
Hanwha Aerospace Co. Ltd.	26,272	3,979,457
Hanwha Ocean Co. Ltd. (a)	56,782	1,303,827
Hanwha Solutions Corp.	82,838	1,503,448
HD Hyundai Co. Ltd.	32,203	1,554,678
HD Hyundai Heavy Industries Co. Ltd. (a)	16,465	1,623,833
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	31,489	2,964,757
HLB, Inc.	86,965	6,929,057
HMM Co. Ltd.	178,802	2,035,691
HYBE Co. Ltd.	15,439	2,233,256
Hyundai Engineering & Construction Co. Ltd.	57,763	1,467,404
Hyundai Glovis Co. Ltd.	13,899	1,814,427
Hyundai Mobis	45,129	7,362,404
Hyundai Motor Co. Ltd.	101,916	18,280,916
Hyundai Steel Co.	64,298	1,488,879
Industrial Bank of Korea	206,811	2,073,360
Kakao Corp.	230,849	7,994,683
Kakao Pay Corp. (a)	19,918	500,558
KakaoBank Corp.	123,737	2,213,113
Kangwon Land, Inc.	71,288	785,538
KB Financial Group, Inc.	284,164	15,369,039
Kia Corp.	193,726	16,367,026
Korea Aerospace Industries Ltd.	54,199	2,012,454
Korea Electric Power Corp. (a)	190,293	2,896,929
Korea Investment Holdings Co. Ltd.	30,971	1,492,748
Korea Zinc Co. Ltd.	6,201	2,059,859
Korean Air Lines Co. Ltd.	136,447	2,051,884
KRAFTON, Inc. (a)	21,513	3,692,167
KT Corp.	47,767	1,190,925
KT&G Corp.	74,401	4,780,666
Kum Yang Co. Ltd. (a)	25,820	1,727,620
Kumho Petro Chemical Co. Ltd.	11,638	1,154,304
L&F Co. Ltd.	18,811	2,194,351
LG Chemical Ltd.	36,633	10,496,965
LG Corp.	69,960	3,980,599
LG Display Co. Ltd. (a)	269,095	2,031,092
LG Electronics, Inc.	78,848	5,236,743
LG Energy Solution (a)	34,695	9,625,785
LG H & H Co. Ltd.	6,451	1,938,297
LG Innotek Co. Ltd.	10,541	1,670,831
LG Uplus Corp.	158,348	1,121,519
Lotte Chemical Corp.	14,272	1,099,816
Meritz Financial Holdings Co.	75,376	4,297,744
Mirae Asset Securities Co. Ltd.	179,440	975,226
NAVER Corp.	96,318	12,668,736
NCSOFT Corp.	10,580	1,333,045
Netmarble Corp. (a)(b)	19,111	763,055
NH Investment & Securities Co. Ltd.	110,569	991,076
Orion Corp./Republic of Korea	17,585	1,173,561
POSCO	53,289	15,340,451
POSCO Chemtech Co. Ltd.	22,970	4,608,114
POSCO ICT Co. Ltd.	39,453	1,143,319
Posco International Corp.	39,133	1,287,054
S-Oil Corp.	33,373	1,737,513
Samsung Biologics Co. Ltd. (a)(b)	13,192	7,393,907
Samsung C&T Corp.	61,909	6,657,162
Samsung E&A Co. Ltd. (a)	116,259	2,198,022
Samsung Electro-Mechanics Co. Ltd.	41,554	4,622,103
Samsung Electronics Co. Ltd.	3,540,633	196,260,918
Samsung Fire & Marine Insurance Co. Ltd.	22,827	5,094,966
Samsung Heavy Industries Co. Ltd. (a)	489,423	3,306,779
Samsung Life Insurance Co. Ltd.	59,298	3,726,078
Samsung SDI Co. Ltd.	40,786	12,586,674
Samsung SDS Co. Ltd.	28,687	3,286,318
Samsung Securities Co. Ltd.	46,328	1,263,796
Shinhan Financial Group Co. Ltd.	323,097	10,824,799
SK Biopharmaceuticals Co. Ltd. (a)	23,224	1,456,932
SK Bioscience Co. Ltd. (a)	19,936	837,315
SK Hynix, Inc.	404,755	49,809,236
SK IE Technology Co. Ltd. (a)(b)	21,149	892,625
SK Innovation Co., Ltd. (a)	44,765	3,541,330
SK Square Co. Ltd. (a)	72,113	3,950,974
SK Telecom Co. Ltd.	40,511	1,493,976
SK, Inc.	27,130	3,223,829
SKC Co. Ltd.	14,031	1,105,871
Woori Financial Group, Inc.	445,897	4,556,641
Yuhan Corp.	41,757	2,166,011
TOTAL KOREA (SOUTH)		601,546,425
Kuwait - 0.7%
Agility Global PLC (d)(e)	2,379,416	96,473
Boubyan Bank KSC	1,089,498	2,081,461
Gulf Bank	1,408,898	1,179,032
Kuwait Finance House KSCP	6,975,267	16,289,952
Mabanee Co. SAKC	516,782	1,320,870
Mobile Telecommunication Co.	1,442,731	2,283,661
National Bank of Kuwait	5,863,458	16,451,155
TOTAL KUWAIT		39,702,604
Luxembourg - 0.0%
Reinet Investments SCA	101,651	2,374,576
Malaysia - 1.3%
AMMB Holdings Bhd	1,721,000	1,512,797
Axiata Group Bhd	2,040,298	1,208,122
CelcomDigi Bhd	2,608,000	2,263,796
CIMB Group Holdings Bhd	4,744,431	6,556,945
Gamuda Bhd	1,431,656	1,591,333
Genting Bhd	1,579,600	1,493,009
Genting Malaysia Bhd	2,198,840	1,212,936
Hong Leong Bank Bhd	482,500	1,948,548
IHH Healthcare Bhd	1,631,387	2,146,478
Inari Amertron Bhd	2,085,300	1,344,485
IOI Corp. Bhd	1,863,500	1,586,232
Kuala Lumpur Kepong Bhd	366,353	1,769,595
Malayan Banking Bhd	4,023,497	8,198,541
Malaysia Airports Holdings Bhd	679,180	1,421,460
Maxis Bhd	1,740,000	1,336,472
MISC Bhd	992,600	1,653,941
MR DIY Group M Sdn Bhd (b)	2,448,750	800,405
Nestle (Malaysia) Bhd	52,200	1,389,651
Petronas Chemicals Group Bhd	2,076,400	2,946,551
Petronas Dagangan Bhd	220,826	996,037
Petronas Gas Bhd	586,800	2,211,444
PPB Group Bhd	474,540	1,563,311
Press Metal Aluminium Holdings	2,751,000	3,092,355
Public Bank Bhd	10,793,985	9,309,899
QL Resources Bhd	811,500	1,089,782
RHB Bank Bhd	1,112,478	1,280,578
Sime Darby Bhd	2,021,549	1,183,502
Sime Darby Plantation Bhd	1,538,796	1,437,018
Telekom Malaysia Bhd	852,847	1,105,281
Tenaga Nasional Bhd	1,929,872	4,832,478
YTL Corp. Bhd	2,451,900	1,585,267
YTL Power International Bhd	1,814,900	1,739,850
TOTAL MALAYSIA		73,808,099
Mexico - 2.6%
Alfa SA de CV Series A	2,322,600	1,708,318
America Movil S.A.B. de CV Series L	13,887,747	13,222,372
Arca Continental S.A.B. de CV	382,700	3,733,451
Banco del Bajio SA (b)	573,400	2,114,090
CEMEX S.A.B. de CV unit (a)	11,221,786	8,889,257
Coca-Cola FEMSA S.A.B. de CV unit	389,259	3,861,744
Fibra Uno Administracion SA de CV	2,145,883	3,080,266
Fomento Economico Mexicano S.A.B. de CV unit	1,441,691	16,866,120
Gruma S.A.B. de CV Series B	137,095	2,692,642
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	290,522	5,291,577
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	133,495	4,585,621
Grupo Aeroportuario Norte S.A.B. de CV	212,000	2,347,120
Grupo Bimbo S.A.B. de CV Series A	980,470	4,108,293
Grupo Carso SA de CV Series A1	418,400	3,290,634
Grupo Financiero Banorte S.A.B. de CV Series O	1,923,781	19,040,443
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,359,000	3,765,844
Grupo Mexico SA de CV Series B	2,308,654	14,265,051
Industrias Penoles SA de CV (a)	147,320	2,137,981
Kimberly-Clark de Mexico SA de CV Series A	1,127,327	2,346,685
Operadora de Sites Mexicanos, SA de CV (c)	946,200	1,064,912
Orbia Advance Corp. S.A.B. de CV	745,120	1,223,979
Prologis Property Mexico SA (c)	579,428	2,285,140
Promotora y Operadora de Infraestructura S.A.B. de CV	140,850	1,414,934
Southern Copper Corp.	63,053	7,356,394
Wal-Mart de Mexico SA de CV Series V	3,883,356	14,489,974
TOTAL MEXICO		145,182,842
Peru - 0.2%
Compania de Minas Buenaventura SAA sponsored ADR	150,473	2,603,183
Credicorp Ltd. (United States)	50,116	8,299,711
TOTAL PERU		10,902,894
Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	1,250,010	911,203
Ayala Corp.	206,756	2,199,587
Ayala Land, Inc.	4,984,313	2,472,904
Bank of the Philippine Islands (BPI)	1,364,728	2,990,485
BDO Unibank, Inc.	1,757,755	4,477,049
International Container Terminal Services, Inc.	753,050	4,310,622
JG Summit Holdings, Inc.	1,951,413	1,140,334
Jollibee Food Corp.	332,063	1,351,323
Manila Electric Co.	208,880	1,324,673
Metropolitan Bank & Trust Co.	1,333,582	1,614,985
PLDT, Inc.	56,010	1,305,476
SM Investments Corp.	181,210	2,977,704
SM Prime Holdings, Inc.	7,493,100	3,623,750
Universal Robina Corp.	645,618	1,145,093
TOTAL PHILIPPINES		31,845,188
Poland - 0.9%
Allegro.eu SA (a)(b)	431,136	3,615,297
Bank Polska Kasa Opieki SA	136,196	5,674,274
Budimex SA	9,464	1,604,008
CD Projekt SA	48,146	1,406,494
Dino Polska SA (a)(b)	36,337	3,492,702
KGHM Polska Miedz SA (Bearer)	103,800	3,599,120
LPP SA	825	3,199,204
mBank SA (a)	11,014	1,862,095
Orlen SA	430,275	7,047,498
PGE Polska Grupa Energetyczna SA (a)	665,273	998,467
Powszechna Kasa Oszczednosci Bank SA	648,641	9,706,269
Powszechny Zaklad Ubezpieczen SA	448,089	5,664,630
Santander Bank Polska SA	26,515	3,665,716
TOTAL POLAND		51,535,774
Qatar - 0.8%
Barwa Real Estate Co.	1,583,875	1,222,381
Dukhan Bank	1,358,051	1,436,379
Industries Qatar QSC	1,121,366	3,772,791
Masraf al Rayan	4,136,624	2,853,941
Mesaieed Petrochemical Holding Co.	4,191,523	2,209,155
Ooredoo QSC	593,465	1,628,321
Qatar Electricity & Water Co.	326,099	1,365,836
Qatar Fuel Co.	441,961	1,755,220
Qatar Gas Transport Co. Ltd. (Nakilat)	1,847,688	2,029,361
Qatar International Islamic Bank QSC	729,512	2,015,625
Qatar Islamic Bank	1,313,884	6,603,702
Qatar National Bank SAQ	3,423,832	13,042,722
The Commercial Bank of Qatar	2,400,610	2,738,185
TOTAL QATAR		42,673,619
Romania - 0.1%
NEPI Rockcastle PLC	416,200	2,797,422
Russia - 0.1%
Alrosa Co. Ltd. (a)(d)	1,399,461	231,821
Gazprom OAO (a)(d)	6,384,126	665,167
Inter Rao Ues JSC (a)(d)	20,040,158	110,012
LUKOIL PJSC (a)(d)	224,329	69,137
MMC Norilsk Nickel PJSC (a)(d)	3,422,100	226,612
Moscow Exchange MICEX-RTS OAO (a)(d)	808,717	154,791
Novatek PJSC GDR (Reg. S) (a)(d)	49,200	2,400,960
Novolipetsk Steel OJSC (a)(d)	812,466	7,767
Ozon Holdings PLC ADR (a)(d)	28,218	58,864
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	73,324	1,504
sponsored GDR (Reg. S) (a)(d)	472	10
Polyus PJSC (a)(d)	18,462	43,229
Rosneft Oil Co. OJSC (a)(d)	635,841	105,880
Sberbank of Russia (a)(d)	5,823,145	35,649
Severstal PAO (a)(d)	113,908	2,532
Surgutneftegas OJSC (a)(d)	4,033,562	49,145
Tatneft PAO (a)(d)	770,244	95,391
TKS Holding MKPAO JSC (a)(d)	7,325	9,287
United Co. RUSAL International PJSC (a)(d)	1,646,280	197,554
VK Co. Ltd. (a)(d)	9,348	2,765
VK Co. Ltd. GDR (Reg. S) (a)(d)	32,306	0
VTB Bank OJSC (a)(d)	1,801,039,946	68,515
Yandex NV Class A (a)(d)	148,436	551,810
TOTAL RUSSIA		5,088,402
Saudi Arabia - 4.0%
ACWA Power Co.	70,598	7,529,249
Ades Holding Co.	251,133	1,337,823
Advanced Petrochemicals Co.	94,364	1,074,320
Al Rajhi Bank	1,453,022	30,954,103
Alinma Bank	908,176	8,075,420
Almarai Co. Ltd.	185,315	2,806,456
Arab National Bank	500,359	4,122,299
Arabian Internet and Communications Services Co. Ltd.	17,801	1,651,669
Bank Al-Jazira	372,381	1,608,429
Bank Albilad	454,110	4,322,436
Banque Saudi Fransi	437,778	4,277,866
Bupa Arabia for Cooperative Insurance Co.	61,160	3,933,182
Dallah Healthcare Co.	25,334	1,101,008
Dar Al Arkan Real Estate Development Co. (a)	392,171	1,390,677
Dr Sulaiman Al Habib Medical Services Group Co.	64,858	5,371,113
Elm Co.	17,795	4,339,388
Etihad Etisalat Co.	279,650	3,877,193
Jarir Marketing Co.	435,631	1,572,667
Luberef	37,533	1,517,091
Mobile Telecommunications Co. Saudi Arabia	326,049	1,050,144
Mouwasat Medical Services Co.	72,641	2,603,037
Nahdi Medical Co.	28,884	1,064,301
Power & Water Utility Co. for Jubail & Yanbu	55,568	963,025
Riyad Bank	1,089,765	8,048,443
Sabic Agriculture-Nutrients Co.	172,946	5,339,718
Sahara International Petrochemical Co.	266,390	2,436,191
Saudi Arabian Mining Co.	957,887	12,923,021
Saudi Arabian Oil Co. (b)	1,973,337	15,836,784
Saudi Awwal Bank	746,435	8,119,914
Saudi Basic Industries Corp.	667,178	15,031,339
Saudi Electricity Co.	617,621	3,066,204
Saudi Industrial Investment Group	274,150	1,697,265
Saudi Investment Bank/The	363,239	1,634,798
Saudi Kayan Petrochemical Co. (a)	544,646	1,360,671
Saudi Research & Marketing Group (a)	26,687	1,713,387
Saudi Tadawul Group Holding Co.	35,585	2,512,373
Saudi Telecom Co.	1,482,590	14,882,822
The Co. for Cooperative Insurance	54,484	2,164,485
The Saudi National Bank	2,179,506	21,849,684
The Savola Group	193,950	2,611,442
Yanbu National Petrochemical Co.	204,303	2,110,793
TOTAL SAUDI ARABIA		219,882,230
South Africa - 2.5%
Absa Group Ltd.	629,847	4,856,798
Anglo American Platinum Ltd. (c)	49,174	1,712,974
Aspen Pharmacare Holdings Ltd.	281,164	3,349,484
Bid Corp. Ltd.	248,617	5,666,698
Bidvest Group Ltd./The	214,391	2,795,883
Capitec Bank Holdings Ltd.	64,555	7,989,515
Clicks Group Ltd.	176,417	2,744,836
Discovery Ltd.	401,036	2,554,869
Exxaro Resources Ltd.	181,221	1,736,294
FirstRand Ltd.	3,742,739	12,920,504
Gold Fields Ltd.	662,419	10,716,396
Harmony Gold Mining Co. Ltd.	413,720	3,581,254
Impala Platinum Holdings Ltd.	670,446	2,984,527
Kumba Iron Ore Ltd. (c)	47,774	1,171,091
MTN Group Ltd.	1,257,128	6,025,173
Naspers Ltd. Class N	135,795	25,988,125
Nedbank Group Ltd.	325,651	3,959,646
Northam Platinum Holdings Ltd.	264,422	1,751,975
Old Mutual Ltd.	3,552,021	2,086,982
OUTsurance Group Ltd.	625,227	1,344,123
Pepkor Holdings Ltd. (b)	1,494,730	1,410,050
Remgro Ltd.	372,780	2,428,952
Sanlam Ltd.	1,306,403	4,725,759
Sasol Ltd.	426,124	2,993,655
Shoprite Holdings Ltd.	372,522	4,970,306
Sibanye-Stillwater Ltd.	2,098,504	2,395,128
Standard Bank Group Ltd.	993,870	9,333,199
Vodacom Group Ltd.	461,947	2,210,583
Woolworths Holdings Ltd.	696,045	2,211,113
TOTAL SOUTH AFRICA		138,615,892
Taiwan - 16.4%
Accton Technology Corp.	374,000	5,230,201
Acer, Inc.	2,147,000	2,948,920
Advantech Co. Ltd.	349,946	4,063,132
Alchip Technologies Ltd.	55,000	5,178,104
ASE Technology Holding Co. Ltd.	2,273,592	10,209,789
Asia Cement Corp.	1,707,000	2,285,370
ASUSTeK Computer, Inc.	523,502	6,852,347
AUO Corp.	4,854,800	2,709,783
Catcher Technology Co. Ltd.	429,095	2,861,122
Cathay Financial Holding Co. Ltd.	7,067,834	10,909,944
Chailease Holding Co. Ltd.	1,136,879	5,985,537
Chang Hwa Commercial Bank	4,022,907	2,245,492
Cheng Shin Rubber Industry Co. Ltd.	1,442,000	2,078,158
China Airlines Ltd.	2,152,000	1,375,688
China Development Financial Ho (a)	11,853,624	4,946,525
China Steel Corp.	8,746,289	6,651,267
Chunghwa Telecom Co. Ltd.	2,817,129	10,688,406
Compal Electronics, Inc.	3,104,000	3,379,697
CTBC Financial Holding Co. Ltd.	13,091,778	13,639,844
Delta Electronics, Inc.	1,444,717	14,123,384
E Ink Holdings, Inc.	635,000	4,052,478
E.SUN Financial Holdings Co. Ltd.	10,449,988	8,765,536
ECLAT Textile Co. Ltd.	132,129	2,075,240
eMemory Technology, Inc.	47,000	3,153,373
EVA Airways Corp.	2,001,000	2,171,694
Evergreen Marine Corp. (Taiwan)	753,494	4,370,433
Far Eastern New Century Corp.	2,181,000	2,171,772
Far EasTone Telecommunications Co. Ltd.	1,308,348	3,239,473
Feng Tay Enterprise Co. Ltd.	402,596	1,998,198
First Financial Holding Co. Ltd.	8,076,518	6,758,690
Formosa Chemicals & Fibre Corp.	2,606,149	4,421,645
Formosa Petrochemical Corp.	847,347	1,869,174
Formosa Plastics Corp.	2,831,085	5,937,355
Fubon Financial Holding Co. Ltd.	5,788,748	12,224,430
Gigabyte Technology Co. Ltd.	377,000	3,393,892
Global Unichip Corp.	69,000	2,860,581
GlobalWafers Co. Ltd.	162,000	2,569,466
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,250,465	43,957,157
Hotai Motor Co. Ltd.	226,960	4,299,197
Hua Nan Financial Holdings Co. Ltd.	6,572,379	4,752,718
Innolux Corp.	6,394,961	2,776,228
Inventec Corp.	1,994,000	3,193,123
Largan Precision Co. Ltd.	74,451	4,953,928
Lite-On Technology Corp.	1,483,044	4,480,868
MediaTek, Inc.	1,126,615	33,908,376
Mega Financial Holding Co. Ltd.	8,540,241	10,446,705
Micro-Star International Co. Ltd.	532,000	2,583,959
Nan Ya Plastics Corp.	3,527,358	6,114,031
Nan Ya Printed Circuit Board Corp.	168,000	954,884
Nanya Technology Corp.	919,000	1,851,651
Nien Made Enterprise Co. Ltd.	130,000	1,516,525
Novatek Microelectronics Corp.	428,000	8,072,775
Pegatron Corp.	1,482,000	4,412,094
PharmaEssentia Corp. (a)	176,000	1,579,685
Pou Chen Corp.	1,637,391	1,809,157
Powerchip Semiconductor Manufacturing Corp.	2,264,933	1,579,642
President Chain Store Corp.	423,000	3,550,948
Quanta Computer, Inc.	2,004,000	15,699,914
Realtek Semiconductor Corp.	361,000	5,684,707
Ruentex Development Co. Ltd.	1,158,296	1,360,413
Shin Kong Financial Holding Co. Ltd. (a)	9,755,732	2,573,452
Sinopac Financial Holdings Co.	7,798,026	5,236,915
Synnex Technology International Corp.	928,700	2,265,941
Taishin Financial Holdings Co. Ltd.	8,323,474	4,574,508
Taiwan Business Bank	4,569,424	2,368,176
Taiwan Cement Corp.	5,036,354	4,941,677
Taiwan Cooperative Financial Holding Co. Ltd.	7,632,991	6,123,180
Taiwan High Speed Rail Corp.	1,456,000	1,332,515
Taiwan Mobile Co. Ltd.	1,351,000	4,304,198
Taiwan Semiconductor Manufacturing Co. Ltd.	18,262,740	436,501,327
The Shanghai Commercial & Savings Bank Ltd.	2,852,439	4,055,257
Uni-President Enterprises Corp.	3,579,332	8,380,779
Unimicron Technology Corp.	1,018,000	5,619,557
United Microelectronics Corp.	8,360,000	12,821,658
Vanguard International Semiconductor Corp.	668,000	1,747,379
Voltronic Power Technology Corp.	49,000	2,314,422
Walsin Lihwa Corp.	2,091,779	2,358,596
Wan Hai Lines Ltd.	520,415	806,906
Winbond Electronics Corp.	2,323,673	1,839,539
Wistron Corp.	1,935,000	6,613,778
Wiwynn Corp.	71,629	5,086,561
WPG Holding Co. Ltd.	1,182,880	3,189,073
Yageo Corp.	251,114	4,781,358
Yang Ming Marine Transport Corp.	1,295,000	2,066,747
Yuanta Financial Holding Co. Ltd.	7,524,343	7,045,559
Zhen Ding Technology Holding Ltd.	493,000	1,741,906
TOTAL TAIWAN		900,625,789
Thailand - 1.4%
Advanced Information Service PCL NVDR	884,200	4,685,154
Airports of Thailand PCL NVDR	3,184,100	5,575,324
Asset World Corp. PCL NVDR	5,977,700	703,773
Bangkok Dusit Medical Services PCL:
(For. Reg.)	18,200	14,174
NVDR	8,238,600	6,416,061
Bangkok Expressway and Metro PCL NVDR	5,701,300	1,269,303
BTS Group Holdings PCL NVDR	5,891,900	1,002,199
Bumrungrad Hospital PCL NVDR	420,000	2,764,645
Central Pattana PCL:
(For. Reg.)	381,900	649,530
NVDR	1,120,200	1,905,220
Central Retail Corp. PCL:
(For. Reg.)	174,024	160,532
NVDR	1,141,300	1,052,816
Charoen Pokphand Foods PCL NVDR	2,819,300	1,499,611
CP ALL PCL NVDR	4,336,200	6,683,619
CP Axtra PCL NVDR	1,572,000	1,367,540
Delta Electronics PCL NVDR	2,200,100	4,092,500
Energy Absolute PCL NVDR	1,249,500	1,024,065
Global Power Synergy Public Co. Ltd. NVDR	526,000	687,747
Gulf Energy Development PCL NVDR	2,189,500	2,358,725
Home Product Center PCL NVDR	4,411,100	1,227,989
Indorama Ventures PCL NVDR	1,256,200	804,071
Intouch Holdings PCL NVDR	719,600	1,292,619
Kasikornbank PCL NVDR	418,000	1,463,356
Krung Thai Bank PCL:
(For. Reg.)	553,800	249,788
NVDR	2,056,500	927,572
Krungthai Card PCL:
(For. Reg.)	142,000	163,285
NVDR	631,200	725,814
Land & House PCL NVDR	6,248,000	1,250,687
Minor International PCL:
(For. Reg.)	110,326	97,550
NVDR	2,387,400	2,110,926
Muangthai Leasing PCL NVDR	553,700	672,018
PTT Exploration and Production PCL NVDR	1,032,100	4,305,961
PTT Global Chemical PCL NVDR	1,676,300	1,648,921
PTT Oil & Retail Business PCL NVDR	2,242,700	1,123,036
PTT PCL NVDR	7,419,500	6,706,000
Robinsons Department Store PCL (For. Reg.) (a)	55,100	23,661
SCB X PCL:
(For. Reg.)	222,300	634,883
NVDR	405,400	1,157,812
SCG Packaging PCL NVDR	963,000	836,097
Siam Cement PCL NVDR	580,700	3,879,842
Thai Oil PCL NVDR	914,721	1,329,209
TMBThanachart Bank PCL NVDR	18,108,500	880,025
True Corp. PCL (a)	2,607,532	536,258
True Corp. PCL NVDR (a)	5,358,898	1,102,096
TOTAL THAILAND		79,062,014
Turkey - 0.8%
Akbank TAS	2,312,933	4,245,748
Aselsan A/S	1,013,737	1,901,564
Bim Birlesik Magazalar A/S JSC	337,594	4,034,085
Coca-Cola Icecek Sanayi A/S	56,572	1,266,423
Eregli Demir ve Celik Fabrikalari T.A.S.	1,037,660	1,379,648
Ford Otomotiv Sanayi A/S	52,047	1,790,277
Haci Omer Sabanci Holding A/S	756,311	2,155,467
Koc Holding A/S	564,030	3,937,695
Pegasus Hava Tasimaciligi A/S (a)	34,087	1,088,300
Sasa Polyester Sanayi A/S	986,372	1,257,245
Tofas Turk Otomobil Fabrikasi A/S	92,738	788,178
Turk Hava Yollari AO (a)	409,157	4,118,574
Turkcell Iletisim Hizmet A/S	896,713	2,237,197
Turkiye Is Bankasi A/S Series C	6,277,926	2,657,621
Turkiye Petrol Rafinerileri A/S	714,118	4,317,397
Turkiye Sise ve Cam Fabrikalari A/S	1,021,801	1,590,143
Yapi ve Kredi Bankasi A/S	2,504,700	2,496,483
TOTAL TURKEY		41,262,045
United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	2,171,005	4,935,580
Abu Dhabi Islamic Bank	1,077,141	3,272,862
Abu Dhabi National Oil Co. for Distribution PJSC	2,315,366	2,200,067
Aldar Properties PJSC	2,855,711	4,245,196
Americana Restaurants International PLC	1,873,450	1,698,546
Dubai Islamic Bank Pakistan Ltd.	2,147,177	3,250,375
Emaar Properties PJSC	4,913,994	10,984,206
Emirates NBD Bank PJSC	1,404,951	6,502,809
Emirates Telecommunications Corp.	2,578,759	11,935,774
First Abu Dhabi Bank PJSC	3,276,146	11,131,885
Multiply Group (a)	2,907,754	1,820,859
TOTAL UNITED ARAB EMIRATES		61,978,159
United Kingdom - 0.1%
AngloGold Ashanti PLC	311,114	7,155,187
Pepco Group NV (a)	128,086	609,106
TOTAL UNITED KINGDOM		7,764,293
United States of America - 0.1%
JBS SA	575,500	2,597,874
Legend Biotech Corp. ADR (a)	53,770	2,351,900
Parade Technologies Ltd.	57,000	1,291,746
TOTAL UNITED STATES OF AMERICA		6,241,520
TOTAL COMMON STOCKS (Cost $4,213,593,412)		5,197,776,300

Nonconvertible Preferred Stocks - 2.2%
	Shares	Value ($)
Brazil - 1.4%
Banco Bradesco SA (PN)	3,944,688	10,635,449
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	187,005	1,496,731
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,341,418	3,281,083
Companhia Paranaense de Energia-COPEL (PN-B)	808,500	1,415,334
Gerdau SA	1,028,892	3,618,143
Itau Unibanco Holding SA	3,592,271	21,695,031
Itausa-Investimentos Itau SA (PN)	4,020,839	7,402,692
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	3,529,900	28,564,957
TOTAL BRAZIL		78,109,420
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	105,886	4,836,312
Colombia - 0.1%
Bancolombia SA (PN)	334,852	2,739,931
Korea (South) - 0.6%
Hyundai Motor Co. Ltd.	17,070	1,936,959
Hyundai Motor Co. Ltd. Series 2	26,701	3,042,523
LG Chemical Ltd.	5,697	1,090,317
LG H & H Co. Ltd.	988	132,969
Samsung Electronics Co. Ltd.	609,683	28,387,091
TOTAL KOREA (SOUTH)		34,589,859
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	3,570,022	61,846
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $94,246,867)		120,337,368

Government Obligations - 0.3%
	Principal Amount (f)	Value ($)
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $14,952,008)	15,000,000	14,951,600

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	193,120,312	193,158,937
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	35,784,083	35,787,661
TOTAL MONEY MARKET FUNDS (Cost $228,946,733)		228,946,598

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,551,739,020)	5,562,011,866
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(56,165,838)
NET ASSETS - 100.0%	5,505,846,028

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,589	Jun 2024	186,986,900	(395,474)	(395,474)

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $242,058,545 or 4.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,045,430.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	215,977,603	1,116,439,202	1,139,257,607	3,779,123	(126)	(135)	193,158,937	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	26,639,700	122,829,615	113,681,654	209,959	-	-	35,787,661	0.1%
Total	242,617,303	1,239,268,817	1,252,939,261	3,989,082	(126)	(135)	228,946,598

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	479,979,931	63,553,917	415,871,439	554,575
Consumer Discretionary	683,285,960	113,498,415	569,728,681	58,864
Consumer Staples	295,801,589	86,524,591	209,276,995	3
Energy	292,245,512	101,330,242	187,467,744	3,447,526
Financials	1,188,414,876	376,048,166	811,945,203	421,507
Health Care	180,573,828	20,373,559	160,200,269	-
Industrials	370,151,154	77,041,913	293,012,768	96,473
Information Technology	1,201,622,404	8,175,121	1,193,447,283	-
Materials	389,933,795	134,853,158	254,369,608	711,029
Real Estate	82,889,052	32,462,598	50,426,454	-
Utilities	153,215,567	50,496,335	102,609,220	110,012

Government Obligations	14,951,600	-	14,951,600	-

Money Market Funds	228,946,598	228,946,598	-	-
Total Investments in Securities:	5,562,011,866	1,293,304,613	4,263,307,264	5,399,989
Derivative Instruments: Liabilities
Futures Contracts	(395,474)	(395,474)	-	-
Total Liabilities	(395,474)	(395,474)	-	-
Total Derivative Instruments:	(395,474)	(395,474)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(395,474)
Total Equity Risk	0	(395,474)
Total Value of Derivatives	0	(395,474)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,399,887) - See accompanying schedule:
Unaffiliated issuers (cost $4,322,792,287)	$5,333,065,268
Fidelity Central Funds (cost $228,946,733)	228,946,598

Total Investment in Securities (cost $4,551,739,020)		$5,562,011,866
Foreign currency held at value (cost $3,474,227)		3,442,714
Receivable for investments sold		684
Receivable for fund shares sold		3,994,820
Dividends receivable		8,112,599
Distributions receivable from Fidelity Central Funds		752,691
Prepaid expenses		1,040
Receivable from investment adviser for expense reductions		285,769
Total assets		5,578,602,183
Liabilities
Payable for investments purchased on a delayed delivery basis	$96,475
Payable for fund shares redeemed	2,427,098
Accrued management fee	341,895
Payable for daily variation margin on futures contracts	2,552,718
Deferred taxes	29,823,240
Other payables and accrued expenses	1,715,815
Collateral on securities loaned	35,798,914
Total liabilities		72,756,155
Net Assets		$5,505,846,028
Net Assets consist of:
Paid in capital		$5,375,432,205
Total accumulated earnings (loss)		130,413,823
Net Assets		$5,505,846,028
Net Asset Value, offering price and redemption price per share ($5,505,846,028 ÷ 415,942,266 shares)		$13.24
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$51,717,968
Interest		402,082
Income from Fidelity Central Funds (including $209,959 from security lending)		3,989,082
Income before foreign taxes withheld		$56,109,132
Less foreign taxes withheld		(5,471,426)
Total income		50,637,706
Expenses
Management fee	$1,692,721
Custodian fees and expenses	1,329,314
Independent trustees' fees and expenses	5,920
Registration fees	213,558
Audit	53,892
Legal	2,533
Miscellaneous	8,105
Total expenses before reductions	3,306,043
Expense reductions	(1,632,341)
Total expenses after reductions		1,673,702
Net Investment income (loss)		48,964,004
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $84,352)	(37,172,907)
Fidelity Central Funds	(126)
Foreign currency transactions	(1,119,582)
Futures contracts	14,380,837
Total net realized gain (loss)		(23,911,778)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $19,744,408)	497,617,152
Fidelity Central Funds	(135)
Assets and liabilities in foreign currencies	(126,248)
Futures contracts	6,783,377
Total change in net unrealized appreciation (depreciation)		504,274,146
Net gain (loss)		480,362,368
Net increase (decrease) in net assets resulting from operations		$529,326,372
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,964,004	$104,406,121
Net realized gain (loss)	(23,911,778)	(163,057,283)
Change in net unrealized appreciation (depreciation)	504,274,146	402,410,789
Net increase (decrease) in net assets resulting from operations	529,326,372	343,759,627
Distributions to shareholders	(104,651,089)	(87,971,565)

Share transactions
Proceeds from sales of shares	1,785,916,981	1,703,730,387
Reinvestment of distributions	103,468,129	87,324,787
Cost of shares redeemed	(316,880,705)	(1,494,269,332)

Net increase (decrease) in net assets resulting from share transactions	1,572,504,405	296,785,842
Total increase (decrease) in net assets	1,997,179,688	552,573,904

Net Assets
Beginning of period	3,508,666,340	2,956,092,436
End of period	$5,505,846,028	$3,508,666,340

Other Information
Shares
Sold	138,653,109	137,300,618
Issued in reinvestment of distributions	8,172,838	7,193,146
Redeemed	(24,630,057)	(117,777,572)
Net increase (decrease)	122,195,890	26,716,192

Financial Highlights
Fidelity® SAI Emerging Markets Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.94	$11.07	$16.49	$14.45	$13.71	$12.62
Income from Investment Operations
Net investment income (loss) A,B	.14	.37	.41	.36	.30	.42 C
Net realized and unrealized gain (loss)	1.51	.81	(5.38)	1.93	.80	.99
Total from investment operations	1.65	1.18	(4.97)	2.29	1.10	1.41
Distributions from net investment income	(.35)	(.31)	(.45)	(.25)	(.36)	(.32)
Total distributions	(.35)	(.31)	(.45)	(.25)	(.36)	(.32)
Net asset value, end of period	$13.24	$11.94	$11.07	$16.49	$14.45	$13.71
Total Return D,E	13.93%	10.58%	(30.89)%	15.87%	8.19%	11.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H,I	.15%	.15%	.13%	.14%	.16%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.07% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.17% H	2.93%	2.95%	2.10%	2.21%	3.12% C
Supplemental Data
Net assets, end of period (000 omitted)	$5,505,846	$3,508,666	$2,956,092	$3,806,157	$3,564,409	$3,840,772
Portfolio turnover rate J	2 % H	32%	30%	16%	38%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.51%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,416,529,985
Gross unrealized depreciation	(464,048,958)
Net unrealized appreciation (depreciation)	$952,481,027
Tax cost	$4,609,135,365

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(434,329,895)
Long-term	(364,576,017)
Total capital loss carryforward	$(798,905,912)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and  in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Index Fund	1,618,208,783	53,251,777
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .075% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Emerging Markets Index Fund	3,966
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Index Fund	22,269	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .075% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,607,425.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $24,916.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Index Fund	30%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	38%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI Emerging Markets Index Fund	.08%
Actual		$ 1,000	$ 1,139.30	$ .43
Hypothetical-B		$ 1,000	$ 1,024.47	$ .40

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9870287.108
SV6-SANN-0624
Fidelity® SAI International Momentum Index Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	4.4
Toyota Motor Corp. (Japan, Automobiles)	2.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	2.6
Mitsubishi Corp. (Japan, Trading Companies & Distributors)	2.6
L'Oreal SA (France, Personal Care Products)	2.3
Hermes International SCA (France, Textiles, Apparel & Luxury Goods)	2.2
Shell PLC (London) (United States of America, Oil, Gas & Consumable Fuels)	2.1
ABB Ltd. (Reg.) (Switzerland, Electrical Equipment)	2.1
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	1.9
Banco Bilbao Vizcaya Argentaria SA (Spain, Banks)	1.8
24.6

Market Sectors (% of Fund's net assets)

Financials	21.3
Industrials	20.2
Consumer Discretionary	11.2
Health Care	10.1
Materials	9.1
Information Technology	7.4
Consumer Staples	7.3
Energy	4.6
Communication Services	2.9
Utilities	2.9
Real Estate	1.9

Asset Allocation (% of Fund's net assets)

Futures - 1.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
Australia - 5.1%
Altium Ltd.	24,338	1,028,277
Ampol Ltd.	46,393	1,095,515
Aristocrat Leisure Ltd.	26,119	666,557
BHP Group Ltd.	80,500	2,207,802
BlueScope Steel Ltd.	88,143	1,286,485
Brambles Ltd.	267,525	2,516,782
CAR Group Ltd.	78,848	1,709,702
Cochlear Ltd.	13,686	2,855,009
Fortescue Ltd.	348,452	5,775,399
JB Hi-Fi Ltd.	22,886	893,060
Medibank Private Ltd.	530,545	1,215,935
NEXTDC Ltd. (a)	92,490	981,826
Origin Energy Ltd.	341,977	2,158,360
Pro Medicus Ltd.	10,744	767,606
QBE Insurance Group Ltd.	294,065	3,363,800
Reece Ltd.	44,635	791,809
Rio Tinto Ltd.	57,318	4,770,253
Seven Group Holdings Ltd.	31,056	754,633
Steadfast Group Ltd.	201,365	732,852
Washington H. Soul Pattinson & Co. Ltd.	48,422	1,013,356
Whitehaven Coal Ltd.	144,575	715,138
TOTAL AUSTRALIA		37,300,156
Austria - 0.1%
Raiffeisen International Bank-Holding AG	27,179	504,114
Belgium - 0.1%
Lotus Bakeries SA	84	845,350
Denmark - 5.8%
Ambu A/S Series B (a)	38,334	617,335
Danske Bank A/S	117,456	3,394,828
Demant A/S (a)	19,671	946,833
Jyske Bank A/S (Reg.)	9,136	743,152
NKT A/S (a)	11,241	939,310
Novo Nordisk A/S Series B	255,305	32,740,907
Pandora A/S	16,806	2,571,795
Zealand Pharma A/S (a)	10,246	928,003
TOTAL DENMARK		42,882,163
Faroe Islands - 0.1%
Bakkafrost	10,382	634,593
Finland - 1.2%
Nordea Bank Abp	607,058	7,083,922
Wartsila Corp.	96,396	1,785,889
TOTAL FINLAND		8,869,811
France - 11.6%
Accor SA	37,113	1,636,165
Air Liquide SA	66,549	13,015,561
Bollore SA	157,527	1,025,488
Capgemini SA	32,506	6,832,146
Engie SA	345,580	5,999,482
EssilorLuxottica SA	39,521	8,469,104
Gaztransport et Technigaz SA	4,574	639,460
Hermes International SCA	6,599	15,852,561
L'Oreal SA	36,546	17,147,182
Publicis Groupe SA	48,783	5,383,047
Safran SA	31,542	6,839,316
Sodexo SA	15,765	1,375,395
TotalEnergies SE	23,152	1,680,806
TOTAL FRANCE		85,895,713
Germany - 6.5%
Beiersdorf AG	18,910	2,836,405
Carl Zeiss Meditec AG	7,669	811,070
CTS Eventim AG	12,252	1,087,868
Deutsche Telekom AG	344,765	7,897,037
E.ON SE	432,041	5,717,320
Hannover Reuck SE	12,116	3,004,977
HeidelbergCement AG	26,267	2,652,962
Hochtief AG	4,476	471,469
Morphosys AG (a)	7,877	556,220
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,088	12,355,907
Nemetschek SE	11,641	1,037,965
Scout24 AG (b)	14,906	1,099,221
Siemens AG	39,218	7,346,848
Talanx AG	10,917	823,699
TOTAL GERMANY		47,698,968
Ireland - 0.3%
AIB Group PLC	224,441	1,165,521
Glanbia PLC	38,936	741,297
TOTAL IRELAND		1,906,818
Israel - 0.1%
Nova Ltd. (a)	6,013	1,040,240
Italy - 5.1%
A2A SpA	313,572	620,932
Banca Popolare di Sondrio SCARL	95,012	796,979
Banco BPM SpA	301,083	1,987,017
BPER Banca	213,468	1,114,234
Buzzi SpA	19,765	714,216
Coca-Cola HBC AG	39,519	1,278,967
Eni SpA	461,413	7,411,073
Hera SpA	168,247	608,685
Leonardo SpA	80,406	1,856,055
Mediobanca SpA	126,366	1,800,352
Prysmian SpA	50,802	2,774,769
Recordati SpA	20,967	1,119,918
Ryanair Holdings PLC sponsored ADR	16,339	2,225,372
UniCredit SpA	358,200	13,147,503
TOTAL ITALY		37,456,072
Japan - 26.7%
AEON Co. Ltd.	179,400	3,750,949
Chubu Electric Power Co., Inc.	150,100	1,926,678
Chugai Pharmaceutical Co. Ltd.	131,300	4,175,848
COMSYS Holdings Corp.	23,400	547,737
Daiwa House Industry Co. Ltd.	132,300	3,722,778
Daiwa Securities Group, Inc.	305,300	2,243,668
Disco Corp.	18,600	5,298,131
Fast Retailing Co. Ltd.	35,500	9,282,152
Honda Motor Co. Ltd.	464,500	5,284,887
Hulic Co. Ltd.	123,100	1,134,324
Idemitsu Kosan Co. Ltd.	233,500	1,581,990
Isetan Mitsukoshi Holdings Ltd.	75,500	1,060,410
Itochu Corp.	275,700	12,438,143
Japan Exchange Group, Inc.	108,800	2,548,153
Japan Post Holdings Co. Ltd.	403,100	3,871,090
Japan Tobacco, Inc.	218,300	5,872,623
Kyushu Electric Power Co., Inc.	97,600	905,424
Marubeni Corp.	87,500	1,558,932
Mitsubishi Corp.	826,200	18,894,848
Mitsubishi Heavy Industries Ltd.	630,300	5,635,586
Mitsui & Co. Ltd.	297,400	14,357,192
Mitsui Fudosan Co. Ltd.	492,600	5,013,221
NEC Corp.	57,100	4,134,154
Nippon Sanso Holdings Corp.	42,200	1,253,442
Nomura Holdings, Inc.	615,400	3,501,618
Otsuka Holdings Co. Ltd.	87,000	3,719,847
Santen Pharmaceutical Co. Ltd.	78,500	758,238
Sanwa Holdings Corp.	43,100	703,861
Sapporo Holdings Ltd.	16,200	585,560
Screen Holdings Co. Ltd.	20,000	2,063,543
SCSK Corp.	30,800	559,919
Shin-Etsu Chemical Co. Ltd.	275,200	10,652,700
Skylark Holdings Co. Ltd.	46,900	668,356
Sumitomo Corp.	233,900	6,150,908
Sumitomo Mitsui Financial Group, Inc.	68,700	3,902,422
TDK Corp.	39,900	1,779,979
Tokio Marine Holdings, Inc.	381,100	12,045,197
Tokyo Electric Power Co., Inc. (a)	165,300	1,028,212
Tokyo Electron Ltd.	51,200	11,230,511
Toyo Suisan Kaisha Ltd.	19,100	1,194,405
Toyota Motor Corp.	839,900	19,156,940
Yamazaki Baking Co. Ltd.	35,000	847,119
TOTAL JAPAN		197,041,695
Jordan - 0.1%
Hikma Pharmaceuticals PLC	33,893	814,833
Netherlands - 2.3%
ASM International NV (Netherlands)	9,232	5,864,143
ASML Holding NV (Netherlands)	1,324	1,176,582
BE Semiconductor Industries NV	16,698	2,236,423
Fugro NV:
(Certificaten Van Aandelen)	23,360	569,895
rights (a)(c)	23,360	9,972
Wolters Kluwer NV	48,117	7,227,578
TOTAL NETHERLANDS		17,084,593
New Zealand - 0.5%
Fisher & Paykel Healthcare Corp.	109,686	1,836,994
Xero Ltd. (a)	27,896	2,165,795
TOTAL NEW ZEALAND		4,002,789
Norway - 0.4%
Frontline PLC	28,551	680,844
Kongsberg Gruppen ASA	16,545	1,170,668
Salmar ASA	14,861	938,470
TOTAL NORWAY		2,789,982
Singapore - 1.8%
Keppel Ltd.	271,128	1,356,159
Oversea-Chinese Banking Corp. Ltd.	764,600	7,937,751
Sembcorp Industries Ltd.	180,300	704,626
Singapore Airlines Ltd.	269,000	1,283,566
Singapore Exchange Ltd.	162,300	1,107,134
Singapore Technologies Engineering Ltd.	302,200	887,708
TOTAL SINGAPORE		13,276,944
Spain - 4.9%
ACS Actividades de Construccion y Servicios SA	39,781	1,595,432
Banco Bilbao Vizcaya Argentaria SA	1,221,333	13,207,458
Banco de Sabadell SA	1,118,221	2,143,284
Bankinter SA	121,083	958,811
CaixaBank SA	804,712	4,243,696
Industria de Diseno Textil SA	225,343	10,304,827
Repsol SA	253,060	3,972,049
TOTAL SPAIN		36,425,557
Sweden - 2.7%
AAK AB	37,920	979,278
Fastighets AB Balder (a)	133,239	857,438
Hemnet Group AB	17,569	460,731
Investor AB (B Shares)	358,975	8,871,442
Lagercrantz Group AB (B Shares)	41,672	619,763
Mycronic AB	14,899	524,285
Svenska Handelsbanken AB (A Shares)	333,471	2,859,623
Swedbank AB (A Shares)	173,682	3,347,434
Swedish Orphan Biovitrum AB (a)	46,143	1,194,985
TOTAL SWEDEN		19,714,979
Switzerland - 3.9%
ABB Ltd. (Reg.)	318,951	15,497,331
Accelleron Industries Ltd.	16,007	624,434
Alcon, Inc. (Switzerland)	42,180	3,262,440
Lindt & Spruengli AG	39	4,514,115
Logitech International SA (Reg.)	33,309	2,611,092
PSP Swiss Property AG	9,413	1,166,321
Siegfried Holding AG	781	749,352
TOTAL SWITZERLAND		28,425,085
United Kingdom - 12.3%
3i Group PLC	203,592	7,273,823
Admiral Group PLC	52,335	1,784,635
Associated British Foods PLC	69,309	2,300,230
Auto Trader Group PLC (b)	106,646	924,565
BAE Systems PLC	578,642	9,624,099
Britvic PLC	49,690	549,187
Bunzl PLC	55,412	2,128,440
Centrica PLC	1,114,435	1,781,758
Computacenter PLC	15,594	503,115
ConvaTec Group PLC (b)	338,544	1,057,569
Cranswick PLC	11,268	606,845
HSBC Holdings PLC (United Kingdom)	2,202,838	19,094,097
IMI PLC	26,911	589,139
Informa PLC	273,491	2,719,572
InterContinental Hotel Group PLC	36,067	3,517,759
Intermediate Capital Group PLC	61,578	1,615,841
J Sainsbury PLC	340,817	1,121,736
Londonmetric Properity PLC	426,097	1,046,756
Marks & Spencer Group PLC	405,970	1,297,622
Next PLC	26,261	2,955,924
RELX PLC (London Stock Exchange)	161,866	6,650,569
Rolls-Royce Holdings PLC (a)	1,760,423	9,027,494
Sage Group PLC	205,542	2,994,696
Shaftesbury Capital PLC	386,442	650,437
Subsea 7 SA	45,661	740,704
Tesco PLC	1,459,819	5,389,755
Whitbread PLC	38,126	1,508,770
Wise PLC (a)	98,596	956,653
TOTAL UNITED KINGDOM		90,411,790
United States of America - 7.2%
CRH PLC	153,221	11,939,277
Ferrovial SE	66,060	2,382,874
GSK PLC	313,264	6,499,263
Holcim AG	104,999	8,789,233
James Hardie Industries PLC CDI (a)	87,916	3,022,372
Shell PLC (London)	437,075	15,537,412
Stellantis NV (Italy)	220,203	4,906,813
TOTAL UNITED STATES OF AMERICA		53,077,244
TOTAL COMMON STOCKS (Cost $561,786,984)		728,099,489

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $398,720)	400,000	398,709

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $2,644,844)	2,644,315	2,644,844

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $564,830,548)	731,143,042
NET OTHER ASSETS (LIABILITIES) - 0.8%	5,857,582
NET ASSETS - 100.0%	737,000,624

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	73	Jun 2024	8,276,375	(174,932)	(174,932)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,081,355 or 0.4% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $269,129.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	94,176	27,763,008	25,212,340	80,659	-	-	2,644,844	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	9,208,914	9,208,914	7,871	-	-	-	0.0%
Total	94,176	36,971,922	34,421,254	88,530	-	-	2,644,844

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	22,307,231	6,392,880	15,914,351	-
Consumer Discretionary	81,642,371	41,112,250	40,530,121	-
Consumer Staples	53,431,688	35,791,277	17,640,411	-
Energy	34,054,991	2,061,008	31,993,983	-
Financials	157,761,978	54,452,802	103,309,176	-
Health Care	73,881,374	19,971,442	53,909,932	-
Industrials	149,214,817	26,351,296	122,863,521	-
Information Technology	54,682,585	18,608,304	36,074,281	-
Materials	66,079,702	15,306,455	50,773,247	-
Real Estate	13,591,275	3,720,952	9,870,323	-
Utilities	21,451,477	8,728,695	12,722,782	-

Government Obligations	398,709	-	398,709	-

Money Market Funds	2,644,844	2,644,844	-	-
Total Investments in Securities:	731,143,042	235,142,205	496,000,837	-
Derivative Instruments: Liabilities
Futures Contracts	(174,932)	(174,932)	-	-
Total Liabilities	(174,932)	(174,932)	-	-
Total Derivative Instruments:	(174,932)	(174,932)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(174,932)
Total Equity Risk	0	(174,932)
Total Value of Derivatives	0	(174,932)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $562,185,704)	$728,498,198
Fidelity Central Funds (cost $2,644,844)	2,644,844

Total Investment in Securities (cost $564,830,548)		$731,143,042
Foreign currency held at value (cost $657,628)		656,989
Receivable for investments sold		675,773
Receivable for fund shares sold		142,193
Dividends receivable		2,795,720
Reclaims receivable		2,078,956
Distributions receivable from Fidelity Central Funds		4,988
Prepaid expenses		195
Total assets		737,497,856
Liabilities
Payable for investments purchased on a delayed delivery basis	$9,972
Payable for fund shares redeemed	200,049
Accrued management fee	93,052
Payable for daily variation margin on futures contracts	113,880
Audit fee payable	25,075
Custody fee payable	51,932
Other payables and accrued expenses	3,272
Total liabilities		497,232
Net Assets		$737,000,624
Net Assets consist of:
Paid in capital		$814,878,100
Total accumulated earnings (loss)		(77,877,476)
Net Assets		$737,000,624
Net Asset Value, offering price and redemption price per share ($737,000,624 ÷ 52,770,724 shares)		$13.97
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$11,556,548
Interest		15,735
Income from Fidelity Central Funds (including $7,871 from security lending)		88,530
Income before foreign taxes withheld		$11,660,813
Less foreign taxes withheld		(1,085,838)
Total income		10,574,975
Expenses
Management fee	$527,042
Custodian fees and expenses	47,150
Independent trustees' fees and expenses	982
Registration fees	23,085
Audit	24,678
Legal	440
Miscellaneous	1,486
Total expenses		624,863
Net Investment income (loss)		9,950,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,080,438
Foreign currency transactions	(101,535)
Futures contracts	747,932
Total net realized gain (loss)		9,726,835
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	122,612,847
Assets and liabilities in foreign currencies	39,512
Futures contracts	4,606
Total change in net unrealized appreciation (depreciation)		122,656,965
Net gain (loss)		132,383,800
Net increase (decrease) in net assets resulting from operations		$142,333,912
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,950,112	$16,753,785
Net realized gain (loss)	9,726,835	(9,881,709)
Change in net unrealized appreciation (depreciation)	122,656,965	84,392,993
Net increase (decrease) in net assets resulting from operations	142,333,912	91,265,069
Distributions to shareholders	(22,706,126)	(14,027,534)

Share transactions
Proceeds from sales of shares	43,765,262	22,436,695
Reinvestment of distributions	22,529,949	13,948,304
Cost of shares redeemed	(46,556,251)	(86,550,078)

Net increase (decrease) in net assets resulting from share transactions	19,738,960	(50,165,079)
Total increase (decrease) in net assets	139,366,746	27,072,456

Net Assets
Beginning of period	597,633,878	570,561,422
End of period	$737,000,624	$597,633,878

Other Information
Shares
Sold	3,281,841	1,859,042
Issued in reinvestment of distributions	1,812,546	1,243,164
Redeemed	(3,417,422)	(7,493,979)
Net increase (decrease)	1,676,965	(4,391,773)

Financial Highlights
Fidelity® SAI International Momentum Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$10.28	$14.51	$11.33	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.32	.30	.28	.08
Net realized and unrealized gain (loss)	2.52	1.37	(4.17)	3.05	1.25
Total from investment operations	2.71	1.69	(3.87)	3.33	1.33
Distributions from net investment income	(.44)	(.27)	(.27) D	(.09)	-
Distributions from net realized gain	-	-	(.10) D	(.05)	-
Total distributions	(.44)	(.27)	(.36) E	(.15) E	-
Net asset value, end of period	$13.97	$11.70	$10.28	$14.51	$11.33
Total Return F,G	23.62%	16.53%	(27.34)%	29.56%	13.30%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.18% J,K	.18%	.18%	.19%	.24% K,L
Expenses net of fee waivers, if any	.18 % J,K	.18%	.18%	.19%	.20% K
Expenses net of all reductions	.18% J,K	.18%	.18%	.19%	.20% K
Net investment income (loss)	2.83% J,K	2.71%	2.47%	2.03%	1.55% K
Supplemental Data
Net assets, end of period (000 omitted)	$737,001	$597,634	$570,561	$1,035,573	$372,738
Portfolio turnover rate M	64 % K	63%	113%	73%	29% N

AFor the period May 12, 2020 (commencement of operations) through October 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAudit fees are not annualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI International Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$169,868,261
Gross unrealized depreciation	(8,546,261)
Net unrealized appreciation (depreciation)	$161,322,000
Tax cost	$569,646,110

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(226,856,496)
Long-term	(28,200,295)
Total capital loss carryforward	$(255,056,791)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Momentum Index Fund	224,247,953	219,980,197
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity SAI International Momentum Index Fund	631
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Momentum Index Fund	836	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Momentum Index Fund	49%	20%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Momentum Index Fund	69%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI International Momentum Index Fund	.18%
Actual		$ 1,000	$ 1,236.20	$ 1.00
Hypothetical-B		$ 1,000	$ 1,023.97	$ .91

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9900588.103
IMI-SANN-0624
Fidelity® SAI International Value Index Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Sanofi SA (United States of America, Pharmaceuticals)	2.7
Mitsubishi Corp. (Japan, Trading Companies & Distributors)	2.4
Deutsche Telekom AG (Germany, Diversified Telecommunication Services)	2.2
Banco Santander SA (Spain) (Spain, Banks)	2.2
BNP Paribas SA (France, Banks)	2.0
Shell PLC (London) (United States of America, Oil, Gas & Consumable Fuels)	2.0
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.8
Rio Tinto PLC (Australia, Metals & Mining)	1.8
Glencore PLC (Australia, Metals & Mining)	1.7
20.8

Market Sectors (% of Fund's net assets)

Financials	21.4
Industrials	15.8
Consumer Discretionary	13.1
Health Care	10.1
Materials	9.6
Information Technology	6.8
Consumer Staples	6.5
Energy	6.2
Communication Services	4.4
Utilities	3.5
Real Estate	1.4

Asset Allocation (% of Fund's net assets)

Futures - 1.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
Australia - 5.1%
BlueScope Steel Ltd.	617,395	9,011,142
Glencore PLC	15,061,067	87,633,788
IGO Ltd.	937,040	4,667,099
Pilbara Minerals Ltd. (a)	3,934,566	10,017,025
Qantas Airways Ltd. (b)	1,190,904	4,493,168
Rio Tinto Ltd.	516,276	42,966,728
Rio Tinto PLC	1,328,052	89,857,032
Whitehaven Coal Ltd.	1,162,405	5,749,822
TOTAL AUSTRALIA		254,395,804
Austria - 0.9%
Erste Group Bank AG	491,933	23,031,351
Raiffeisen International Bank-Holding AG	187,788	3,483,080
Verbund AG	115,963	8,860,909
Voestalpine AG	146,631	3,930,893
Wienerberger AG	146,595	5,250,334
TOTAL AUSTRIA		44,556,567
Belgium - 1.2%
Ageas	231,330	10,650,204
Anheuser-Busch InBev SA NV	844,053	50,452,247
TOTAL BELGIUM		61,102,451
Brazil - 0.1%
Yara International ASA	226,498	6,473,702
China - 0.7%
BOC Hong Kong (Holdings) Ltd.	4,999,000	15,322,402
ENN Energy Holdings Ltd.	1,054,400	8,983,903
Wilmar International Ltd.	4,183,400	9,833,389
TOTAL CHINA		34,139,694
Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	10,132	14,772,722
ISS A/S	214,594	4,028,493
Novo Nordisk A/S Series B	98,763	12,665,595
Svitzer A/S	20,264	680,937
TOTAL DENMARK		32,147,747
Finland - 0.7%
Fortum Corp.	610,923	8,071,476
Nokia Corp.	7,340,153	26,684,038
TOTAL FINLAND		34,755,514
France - 11.6%
Alstom SA (a)	390,166	6,152,163
Arkema SA	87,739	9,087,283
BNP Paribas SA	1,404,553	101,074,238
Bouygues SA	270,955	10,007,938
Carrefour SA	739,880	12,447,168
Compagnie de St.-Gobain	704,984	55,751,974
Compagnie Generale des Etablissements Michelin SCA Series B	993,905	38,184,487
Credit Agricole SA	1,572,761	24,335,700
Eiffage SA	105,137	11,253,881
Elis SA	285,735	6,440,257
Engie SA	2,439,557	42,352,213
Eurazeo SA	65,706	5,946,298
Forvia SE (b)	230,147	3,684,193
Ipsen SA	53,623	6,529,540
Orange SA	2,554,286	28,429,929
Renault SA	263,289	13,133,100
Rexel SA	321,496	8,381,946
Rubis SCA	134,973	4,681,404
Societe Generale Series A	960,970	25,893,384
Sopra Steria Group	20,356	4,475,128
Teleperformance	88,237	8,049,355
TotalEnergies SE	933,330	67,758,565
Valeo SA	287,727	3,646,509
VINCI SA	704,853	82,591,896
TOTAL FRANCE		580,288,549
Germany - 12.8%
Bayer AG	1,366,187	39,876,157
Bayerische Motoren Werke AG (BMW)	478,556	52,322,748
Commerzbank AG	1,449,196	21,590,284
Continental AG	150,301	9,758,811
Daimler Truck Holding AG	701,821	31,689,487
Deutsche Bank AG	2,838,126	45,463,010
Deutsche Lufthansa AG	841,287	6,027,973
Deutsche Telekom AG	4,855,938	111,228,008
DHL Group	1,309,994	54,849,360
Evonik Industries AG	285,091	5,946,549
Fresenius Medical Care AG & Co. KGaA	277,473	11,682,365
Fresenius SE & Co. KGaA	571,848	17,069,425
HeidelbergCement AG	184,006	18,584,571
Infineon Technologies AG	1,763,620	61,202,948
K+S AG	248,851	3,724,672
Mercedes-Benz Group AG (Germany)	1,116,163	84,427,542
Merck KGaA	179,753	28,573,436
RWE AG	941,319	32,791,336
TUI AG (b)	629,188	4,455,871
TOTAL GERMANY		641,264,553
Hong Kong - 1.6%
CK Asset Holdings Ltd.	2,614,500	11,152,349
Henderson Land Development Co. Ltd.	1,815,930	5,474,709
Hongkong Land Holdings Ltd.	1,440,000	4,601,060
Jardine Matheson Holdings Ltd.	285,233	10,915,625
Link (REIT)	3,578,000	15,330,997
Sino Land Ltd.	4,856,731	5,192,815
Sun Hung Kai Properties Ltd.	2,094,500	19,321,678
Swire Pacific Ltd. (A Shares)	762,400	6,456,544
TOTAL HONG KONG		78,445,777
Ireland - 0.3%
Bank of Ireland Group PLC	1,386,109	14,859,122
Israel - 0.9%
Bank Hapoalim BM (Reg.)	1,749,216	15,829,501
Bank Leumi le-Israel BM	2,118,583	16,590,136
Icl Group Ltd.	1,004,455	4,730,132
Israel Discount Bank Ltd. (Class A)	1,720,936	8,867,651
TOTAL ISRAEL		46,017,420
Italy - 3.1%
A2A SpA	2,172,754	4,302,465
BPER Banca	1,478,490	7,717,238
Eni SpA	3,337,793	53,610,601
Ryanair Holdings PLC sponsored ADR (a)	118,104	16,085,765
Snam SpA	2,853,140	13,053,893
UniCredit SpA	1,498,888	55,015,729
Unipol Gruppo SpA	479,516	4,308,846
TOTAL ITALY		154,094,537
Japan - 26.0%
Aisin Seiki Co. Ltd.	254,100	9,665,013
Ana Holdings, Inc.	229,500	4,358,668
Bridgestone Corp.	813,800	35,910,562
Brother Industries Ltd.	358,300	6,337,958
Canon, Inc.	1,409,900	38,159,354
Chubu Electric Power Co., Inc.	1,053,200	13,518,837
Dentsu Group, Inc.	310,100	8,389,192
Electric Power Development Co. Ltd.	241,000	4,093,866
FUJIFILM Holdings Corp.	1,679,900	35,735,652
Honda Motor Co. Ltd.	6,954,000	79,119,702
INPEX Corp.	1,295,100	19,400,341
Isuzu Motors Ltd.	865,000	10,962,019
Japan Post Holdings Co. Ltd.	2,711,000	26,034,548
JFE Holdings, Inc.	844,900	12,610,745
Kawasaki Kisen Kaisha Ltd.	994,300	14,009,576
Kobe Steel Ltd.	551,700	6,733,798
Koito Manufacturing Co. Ltd.	342,000	4,600,153
Kuraray Co. Ltd.	458,700	5,081,995
Kyocera Corp.	1,837,900	22,401,508
Marubeni Corp.	2,343,800	41,757,991
Mazda Motor Corp.	834,800	9,449,498
Medipal Holdings Corp.	285,500	4,477,512
Mitsubishi Chemical Holdings Corp.	1,988,900	11,602,979
Mitsubishi Corp.	5,325,200	121,785,096
Mitsui & Co. Ltd.	2,056,500	99,278,967
Mitsui OSK Lines Ltd.	503,600	15,984,056
Mizuho Financial Group, Inc.	2,390,100	46,198,500
NEC Corp.	368,600	26,687,374
NGK Insulators Ltd.	364,500	4,965,327
Nippon Express Holdings, Inc.	115,700	5,919,016
Nippon Steel & Sumitomo Metal Corp.	1,321,500	29,626,606
Nippon Yusen KK	709,500	20,143,037
Nissan Motor Co. Ltd.	3,122,520	11,427,496
Niterra Co. Ltd.	238,700	7,828,846
Obayashi Corp.	974,400	10,875,080
Ono Pharmaceutical Co. Ltd.	675,700	9,732,356
Otsuka Holdings Co. Ltd.	775,800	33,170,773
Panasonic Holdings Corp.	3,413,300	29,792,838
Renesas Electronics Corp.	1,988,500	32,284,793
Ricoh Co. Ltd.	847,300	7,309,706
ROHM Co. Ltd.	486,900	6,999,116
Seiko Epson Corp.	455,000	7,484,744
Sekisui House Ltd.	921,900	21,185,591
Seven & i Holdings Co. Ltd.	3,328,800	43,012,093
Shionogi & Co. Ltd.	388,900	18,161,930
Sojitz Corp.	291,300	7,500,061
Stanley Electric Co. Ltd.	204,300	3,615,495
Subaru Corp.	838,900	18,731,791
Sumitomo Corp.	1,693,900	44,544,773
Sumitomo Electric Industries Ltd.	1,104,200	17,066,868
Sumitomo Forestry Co. Ltd.	272,300	8,389,481
Sumitomo Metal Mining Co. Ltd.	379,800	12,688,603
Suzuki Motor Corp.	2,732,200	31,818,615
Takeda Pharmaceutical Co. Ltd.	2,200,100	57,823,186
Tokyo Gas Co. Ltd.	562,400	12,613,095
Toray Industries, Inc.	2,265,800	10,356,342
Toyota Tsusho Corp.	314,000	19,964,102
Yamaha Motor Co. Ltd.	1,460,900	13,626,140
Yamato Kogyo Co. Ltd.	65,200	3,503,143
Yokohama Rubber Co. Ltd.	186,300	4,876,254
TOTAL JAPAN		1,301,382,757
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	640,777	16,131,720
Netherlands - 2.7%
ABN AMRO Bank NV:
GDR (Bearer) (c)	601,999	9,694,621
rights (b)(d)	601,999	571,783
ASML Holding NV (Netherlands)	8,816	7,834,404
EXOR NV	140,144	15,359,984
JDE Peet's BV	182,191	4,048,121
Koninklijke Ahold Delhaize NV	1,336,957	40,582,228
Koninklijke Philips Electronics NV	1,270,786	33,747,231
NN Group NV	396,725	18,353,736
Signify NV (c)	177,190	4,871,143
TOTAL NETHERLANDS		135,063,251
Norway - 1.0%
Equinor ASA	1,337,811	35,596,980
Norsk Hydro ASA	1,890,413	11,617,316
TOTAL NORWAY		47,214,296
Singapore - 4.5%
DBS Group Holdings Ltd.	2,750,448	70,019,277
Oversea-Chinese Banking Corp. Ltd.	5,399,086	56,051,009
Seatrium Ltd. (a)(b)	57,860,900	4,133,356
Singapore Airlines Ltd.	1,879,400	8,967,784
STMicroelectronics NV (Italy)	886,503	35,126,308
United Overseas Bank Ltd.	2,133,600	47,346,300
Venture Corp. Ltd.	377,448	3,999,153
TOTAL SINGAPORE		225,643,187
Spain - 4.5%
ACS Actividades de Construccion y Servicios SA	278,881	11,184,627
Banco de Sabadell SA	7,571,668	14,512,549
Banco Santander SA (Spain)	22,015,561	107,442,666
CaixaBank SA	5,473,347	28,864,019
Repsol SA	1,693,344	26,578,853
Telefonica SA	8,003,086	35,850,602
TOTAL SPAIN		224,433,316
Sweden - 0.5%
SSAB AB (B Shares) (a)	1,188,753	6,720,202
Telefonaktiebolaget LM Ericsson (B Shares)	3,193,068	16,204,461
TOTAL SWEDEN		22,924,663
Switzerland - 0.4%
Avolta AG (b)	152,893	5,781,934
Swatch Group AG (Bearer)	55,249	11,608,440
TOTAL SWITZERLAND		17,390,374
United Kingdom - 10.1%
3i Group PLC	1,315,096	46,985,029
Barclays PLC	20,039,770	50,526,171
Barratt Developments PLC	1,354,619	7,696,544
British American Tobacco PLC (United Kingdom)	3,109,462	91,282,229
BT Group PLC	7,894,655	10,121,250
Centrica PLC	7,800,419	12,471,304
CK Hutchison Holdings Ltd.	3,729,500	18,113,346
easyJet PLC	904,103	6,084,682
HSBC Holdings PLC (United Kingdom)	4,924,239	42,683,074
Imperial Brands PLC	1,235,872	28,239,868
Inchcape PLC	574,176	5,739,693
International Consolidated Airlines Group SA CDI (b)	3,483,346	7,591,432
J Sainsbury PLC	2,469,783	8,128,833
Kingfisher PLC	2,604,985	8,024,198
Lloyds Banking Group PLC	71,828,207	46,356,737
NatWest Group PLC	7,433,475	28,056,787
Standard Chartered PLC (United Kingdom)	2,987,756	25,669,427
Tesco PLC	9,583,188	35,381,811
Vodafone Group PLC	31,655,537	26,695,180
TOTAL UNITED KINGDOM		505,847,595
United States of America - 8.8%
GSK PLC	4,106,269	85,192,433
Holcim AG	510,613	42,742,280
Roche Holding AG (participation certificate)	42,103	10,088,478
Sanofi SA	1,349,471	133,318,308
Shell PLC (London)	2,823,186	100,360,360
Stellantis NV (Italy)	3,077,755	68,582,034
TOTAL UNITED STATES OF AMERICA		440,283,893
TOTAL COMMON STOCKS (Cost $4,232,551,447)		4,918,856,489

Government Obligations - 0.0%
	Principal Amount (e)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (f) (Cost $2,890,722)	2,900,000	2,890,643

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	34,818,132	34,825,096
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	29,307,124	29,310,055
TOTAL MONEY MARKET FUNDS (Cost $64,135,151)		64,135,151

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,299,577,320)	4,985,882,283
NET OTHER ASSETS (LIABILITIES) - 0.3%	13,543,098
NET ASSETS - 100.0%	4,999,425,381

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	712	Jun 2024	80,723,000	(1,658,201)	(1,658,201)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,565,764 or 0.3% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,601,578.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,868,220	615,491,864	585,534,956	925,756	(32)	-	34,825,096	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	27,003,300	165,614,959	163,308,204	170,190	-	-	29,310,055	0.1%
Total	31,871,520	781,106,823	748,843,160	1,095,946	(32)	-	64,135,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	220,714,161	10,121,250	210,592,911	-
Consumer Discretionary	635,112,466	165,372,994	469,739,472	-
Consumer Staples	323,407,987	12,176,954	311,231,033	-
Energy	309,055,522	-	309,055,522	-
Financials	1,080,704,391	344,272,060	736,432,331	-
Health Care	502,108,725	92,048,558	410,060,167	-
Industrials	804,205,060	139,559,206	664,645,854	-
Information Technology	338,926,645	12,309,532	326,617,113	-
Materials	471,296,679	80,580,058	390,716,621	-
Real Estate	67,530,152	-	67,530,152	-
Utilities	165,794,701	38,387,558	127,407,143	-

Government Obligations	2,890,643	-	2,890,643	-

Money Market Funds	64,135,151	64,135,151	-	-
Total Investments in Securities:	4,985,882,283	958,963,321	4,026,918,962	-
Derivative Instruments: Liabilities
Futures Contracts	(1,658,201)	(1,658,201)	-	-
Total Liabilities	(1,658,201)	(1,658,201)	-	-
Total Derivative Instruments:	(1,658,201)	(1,658,201)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,658,201)
Total Equity Risk	0	(1,658,201)
Total Value of Derivatives	0	(1,658,201)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,987,033) - See accompanying schedule:
Unaffiliated issuers (cost $4,235,442,169)	$4,921,747,132
Fidelity Central Funds (cost $64,135,151)	64,135,151

Total Investment in Securities (cost $4,299,577,320)		$4,985,882,283
Foreign currency held at value (cost $7,945,119)		7,918,464
Receivable for fund shares sold		103,367
Dividends receivable		30,383,797
Reclaims receivable		12,548,161
Distributions receivable from Fidelity Central Funds		137,176
Prepaid expenses		1,271
Total assets		5,036,974,519
Liabilities
Payable for investments purchased
Regular delivery	$5,530,168
Delayed delivery	571,783
Payable for fund shares redeemed	142,051
Accrued management fee	622,641
Payable for daily variation margin on futures contracts	1,103,499
Other payables and accrued expenses	268,941
Collateral on securities loaned	29,310,055
Total liabilities		37,549,138
Net Assets		$4,999,425,381
Net Assets consist of:
Paid in capital		$4,740,715,022
Total accumulated earnings (loss)		258,710,359
Net Assets		$4,999,425,381
Net Asset Value, offering price and redemption price per share ($4,999,425,381 ÷ 509,495,970 shares)		$9.81
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$84,705,555
Foreign Tax Reclaims		5,843,283
Interest		135,991
Income from Fidelity Central Funds (including $170,190 from security lending)		1,095,946
Income before foreign taxes withheld		$91,780,775
Less foreign taxes withheld		(7,269,831)
Total income		84,510,944
Expenses
Management fee	$3,330,657
Custodian fees and expenses	197,360
Independent trustees' fees and expenses	6,174
Registration fees	21,490
Audit	24,943
Legal	2,748
Miscellaneous	8,088
Total expenses		3,591,460
Net Investment income (loss)		80,919,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	86,291,923
Fidelity Central Funds	(32)
Foreign currency transactions	208,957
Futures contracts	5,559,120
Total net realized gain (loss)		92,059,968
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	545,342,289
Assets and liabilities in foreign currencies	28,270
Futures contracts	(41,033)
Total change in net unrealized appreciation (depreciation)		545,329,526
Net gain (loss)		637,389,494
Net increase (decrease) in net assets resulting from operations		$718,308,978
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,919,484	$190,930,449
Net realized gain (loss)	92,059,968	(14,713,486)
Change in net unrealized appreciation (depreciation)	545,329,526	665,072,184
Net increase (decrease) in net assets resulting from operations	718,308,978	841,289,147
Distributions to shareholders	(235,417,408)	(199,830,507)

Share transactions
Proceeds from sales of shares	616,080,499	28,673,028
Reinvestment of distributions	230,467,224	196,381,215
Cost of shares redeemed	(89,443,095)	(1,255,801,776)

Net increase (decrease) in net assets resulting from share transactions	757,104,628	(1,030,747,533)
Total increase (decrease) in net assets	1,239,996,198	(389,288,893)

Net Assets
Beginning of period	3,759,429,183	4,148,718,076
End of period	$4,999,425,381	$3,759,429,183

Other Information
Shares
Sold	65,595,805	3,212,167
Issued in reinvestment of distributions	25,607,469	23,546,908
Redeemed	(9,208,039)	(141,228,215)
Net increase (decrease)	81,995,235	(114,469,140)

Financial Highlights
Fidelity® SAI International Value Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.79	$7.65	$10.03	$7.16	$9.19	$8.93
Income from Investment Operations
Net investment income (loss) A,B	.17	.39	.42	.38	.24	.37
Net realized and unrealized gain (loss)	1.40	1.14	(1.99)	2.63	(1.95)	.07
Total from investment operations	1.57	1.53	(1.57)	3.01	(1.71)	.44
Distributions from net investment income	(.55)	(.39)	(.46)	(.14)	(.32)	(.18)
Distributions from net realized gain	-	-	(.35)	-	-	- C
Total distributions	(.55)	(.39)	(.81)	(.14)	(.32)	(.18)
Net asset value, end of period	$9.81	$8.79	$7.65	$10.03	$7.16	$9.19
Total Return D,E	18.41%	20.25%	(16.93)%	42.33%	(19.36)%	5.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.16% H,I	.17%	.16%	.17%	.18%	.26%
Expenses net of fee waivers, if any	.16 % H,I	.17%	.16%	.17%	.18%	.20%
Expenses net of all reductions	.16% H,I	.17%	.16%	.17%	.18%	.20%
Net investment income (loss)	3.64% H,I	4.33%	4.82%	3.84%	3.04%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$4,999,425	$3,759,429	$4,148,718	$5,985,049	$2,258,397	$1,036,532
Portfolio turnover rate J	58 % H	62%	79%	60%	57%	59%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$854,116,023
Gross unrealized depreciation	(237,089,715)
Net unrealized appreciation (depreciation)	$617,026,308
Tax cost	$4,367,197,774

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(286,256,532)
Long-term	(210,891,744)
Total capital loss carryforward	$(497,148,276)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Value Index Fund	1,843,636,404	1,276,691,446

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI International Value Index Fund	3,972
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Value Index Fund	18,337	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Value Index Fund	85%	11%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Value Index Fund	96%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI International Value Index Fund	.16%
Actual		$ 1,000	$ 1,184.10	$ .87
Hypothetical-B		$ 1,000	$ 1,024.07	$ .81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9885502.106
IIV-SANN-0624
Fidelity® Total International Index Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.4
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.2
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.0
Nestle SA (Reg. S) (United States of America, Food Products)	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.8
Shell PLC (London) (United States of America, Oil, Gas & Consumable Fuels)	0.8
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.8
10.6

Market Sectors (% of Fund's net assets)

Financials	21.7
Industrials	12.8
Information Technology	12.3
Consumer Discretionary	11.1
Health Care	8.8
Materials	7.6
Consumer Staples	7.3
Energy	5.8
Communication Services	4.8
Utilities	2.8
Real Estate	1.7

Asset Allocation (% of Fund's net assets)

Futures - 3.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
Australia - 4.7%
Abacus Storage King	291,659	212,707
Accent Group Ltd.	191,985	233,262
Adbri Ltd. (a)	152,621	309,609
AGL Energy Ltd.	249,749	1,521,113
ALS Ltd.	183,363	1,533,101
Altium Ltd.	47,754	2,017,600
Alumina Ltd. (a)	1,015,980	1,043,744
AMP Ltd.	1,103,911	776,971
Ampol Ltd.	95,148	2,246,805
Ansell Ltd.	57,656	947,928
ANZ Group Holdings Ltd.	1,198,077	21,618,016
APA Group unit	499,810	2,667,226
ARB Corp. Ltd.	32,863	806,770
Arena (REIT) unit	193,857	457,388
Aristocrat Leisure Ltd.	232,017	5,921,070
ASX Ltd.	76,787	3,136,760
Atlas Arteria Ltd. unit	470,682	1,567,576
Aub Group Ltd.	45,539	825,912
Audinate Group Ltd. (a)	31,684	380,390
Aurizon Holdings Ltd.	730,575	1,794,476
Aussie Broadband Ltd. (a)(b)	109,845	262,003
Austal Ltd.	175,009	258,853
AVZ Minerals Ltd. (a)(c)	729,530	368,620
Bank of Queensland Ltd.	281,664	1,112,616
Bapcor Ltd.	140,556	526,282
Beach Energy Ltd.	673,440	689,591
Bega Cheese Ltd.	116,246	308,174
Bellevue Gold Ltd. (a)	492,855	556,874
Bendigo & Adelaide Bank Ltd.	231,530	1,451,260
BHP Group Ltd.	2,032,770	55,750,986
BlueScope Steel Ltd.	179,474	2,619,499
Boral Ltd. (b)	119,650	440,274
Boss Energy Ltd. (a)(b)	174,560	549,414
Brambles Ltd.	553,549	5,207,597
Breville Group Ltd.	43,518	716,513
Brickworks Ltd.	32,613	561,700
BWP Trust (b)	225,678	516,439
Capricorn Metals Ltd. (a)	148,429	469,867
CAR Group Ltd.	142,294	3,085,434
Centuria Capital Group unit	320,159	352,424
Centuria Industrial REIT	213,792	436,534
Cettire Ltd. (a)	107,680	204,690
Challenger Ltd.	187,996	809,963
Champion Iron Ltd.	166,523	754,654
Charter Hall Group unit	192,391	1,461,061
Charter Hall Long Wale REIT unit	297,833	644,211
Charter Hall Retail REIT	260,174	555,148
Charter Hall Social Infrastruc	201,619	329,332
Cleanaway Waste Management Ltd.	855,965	1,480,795
Cochlear Ltd.	26,482	5,524,356
Codan Ltd./Australia	41,711	293,964
Coles Group Ltd.	530,263	5,530,229
Collins Foods Ltd.	52,960	339,499
Commonwealth Bank of Australia	669,438	49,049,407
Computershare Ltd.	212,946	3,741,114
Coronado Global Resources, Inc. CDI (b)(d)	404,601	321,552
Corporate Travel Management Ltd.	52,837	517,663
Credit Corp. Group Ltd.	30,756	321,856
CSR Ltd.	193,888	1,105,896
Data#3 Ltd.	62,672	308,254
De Grey Mining Ltd. (a)	682,354	567,833
Deep Yellow Ltd. (a)	365,752	337,427
Deterra Royalties Ltd.	195,775	619,706
Dexus Industria (REIT)	115,909	217,936
DEXUS Property Group unit	430,751	1,956,563
Dicker Data Ltd.	44,340	305,457
Domain Holdings Australia Ltd. (b)	127,409	240,790
Dominos Pizza Enterprises Ltd.	28,134	709,692
Downer EDI Ltd.	277,082	831,815
Eagers Automotive Ltd.	66,436	535,184
EBOS Group Ltd.	62,941	1,297,026
Elders Ltd.	68,567	372,537
Emerald Resources NL (a)	230,062	517,892
Endeavour Group Ltd.	575,338	1,978,533
Evolution Mining Ltd.	798,508	2,059,179
EVT Ltd.	41,722	319,314
Firefinch Ltd. (a)(b)(c)	386,763	50,109
Fleetpartners Group Ltd. (a)	112,153	259,686
Flight Centre Travel Group Ltd. (b)	73,366	997,192
Fortescue Ltd.	679,421	11,261,027
G8 Education Ltd.	337,716	265,270
Genesis Minerals Ltd. (a)	422,448	472,407
Glencore PLC	4,157,241	24,189,174
Gold Road Resources Ltd.	464,883	481,077
Goodman Group unit	685,577	13,848,403
GrainCorp Ltd.	93,853	515,690
GUD Holdings Ltd.	64,608	424,266
Hansen Technologies Ltd.	92,282	279,633
Harvey Norman Holdings Ltd.	227,433	667,928
Healius Ltd. (a)(b)	290,485	223,774
HealthCo REIT	271,809	209,790
Helia Group Ltd.	146,914	377,091
Hmc Capital Ltd.	95,780	388,004
HomeCo Daily Needs (REIT) unit	728,294	571,009
HUB24 Ltd.	31,596	811,813
IDP Education Ltd.	109,768	1,144,540
IGO Ltd.	282,317	1,406,132
Iluka Resources Ltd.	179,347	872,096
Imdex Ltd.	222,069	297,813
Incitec Pivot Ltd.	780,609	1,401,652
Ingenia Communities Group unit	168,986	500,864
Inghams Group Ltd.	158,792	375,842
Insignia Financial Ltd.	241,956	378,655
Insurance Australia Group Ltd.	966,753	4,005,236
IPH Ltd.	102,741	413,579
Iress Ltd. (a)	82,644	451,679
JB Hi-Fi Ltd.	44,687	1,743,781
Johns Lyng Group Ltd. (b)	93,824	336,456
Judo Capital Holdings Ltd. (a)	334,078	286,839
Jumbo Interactive Ltd.	28,848	293,222
Karoon Energy Ltd. (a)	351,794	434,203
Kelsian Group Ltd.	89,824	319,232
Lendlease Group unit	269,965	1,113,348
Leo Lithium Ltd. (a)(c)	399,362	130,647
Lifestyle Communities Ltd.	48,331	368,761
Link Administration Holdings Ltd.	184,857	266,774
Liontown Resources Ltd. (a)	613,944	481,807
Lovisa Holdings Ltd. (b)	27,907	562,439
Lynas Rare Earths Ltd. (a)	385,298	1,611,067
Macquarie Group Ltd.	144,964	17,357,774
Magellan Financial Group Ltd.	78,258	444,359
Magellan Financial Group Ltd. warrants 4/16/27 (a)	4,999	385
McMillan Shakespeare Ltd.	24,673	294,508
Medibank Private Ltd.	1,116,327	2,558,466
Megaport Ltd. (a)	62,774	537,503
Metcash Ltd.	395,053	1,001,809
Mineral Resources Ltd.	71,156	3,227,802
Mirvac Group unit	1,580,262	2,070,569
Monadelphous Group Ltd.	46,747	401,552
Nanosonics Ltd. (a)	134,535	248,932
National Australia Bank Ltd.	1,243,210	26,949,723
National Storage REIT unit	528,586	728,882
Netwealth Group Ltd.	55,295	695,972
Neuren Pharmaceuticals Ltd. (a)	47,523	583,486
New Hope Corp. Ltd.	232,763	677,112
NEXTDC Ltd. (a)	243,199	2,581,675
NIB Holdings Ltd.	200,770	958,785
Nick Scali Ltd.	32,419	325,019
Nine Entertainment Co. Holdings Ltd.	593,766	578,753
Northern Star Resources Ltd.	462,636	4,385,203
NRW Holdings Ltd.	196,108	350,045
Nufarm Ltd.	157,005	518,946
OceanaGold Corp.	292,562	633,302
oOh!media Ltd.	269,179	291,029
Orica Ltd.	189,056	2,189,029
Origin Energy Ltd.	688,944	4,348,213
Orora Ltd.	565,712	792,955
Paladin Energy Ltd. (Australia) (a)	116,584	1,034,654
Perenti Ltd.	394,240	241,984
Perpetual Trustees Australia Ltd.	42,700	649,221
Perseus Mining Ltd. (Australia)	572,911	838,010
PEXA Group Ltd. (a)	57,843	449,919
Pilbara Minerals Ltd. (b)	1,156,154	2,943,456
Pinnacle Investment Management Group Ltd.	64,528	462,333
PolyNovo Ltd. (a)	293,046	380,252
Premier Investments Ltd.	39,405	757,981
Pro Medicus Ltd.	21,485	1,534,998
PWR Holdings Ltd.	37,903	286,923
Qantas Airways Ltd. (a)	343,692	1,296,717
QBE Insurance Group Ltd.	596,540	6,823,802
Qube Holdings Ltd.	679,873	1,446,271
Ramelius Resources Ltd.	460,681	611,098
Ramsay Health Care Ltd.	74,286	2,490,083
REA Group Ltd.	21,268	2,437,910
Red 5 Ltd. (a)	1,241,848	355,695
Reece Ltd.	90,895	1,612,446
Region RE Ltd. unit	507,460	711,384
Regis Resources Ltd. (a)	327,950	461,943
Resolute Mng Ltd. (a)	948,577	257,694
Rio Tinto Ltd.	147,479	12,273,842
Rio Tinto PLC	451,417	30,543,226
Rural Funds Group unit	187,317	242,490
Sandfire Resources NL (a)	191,229	1,151,777
Santos Ltd.	1,299,324	6,376,261
Scentre Group unit	2,049,393	4,150,125
SEEK Ltd.	144,609	2,233,895
Seven Group Holdings Ltd.	66,093	1,606,001
Sigma Healthcare Ltd.	458,572	373,407
Silex Systems Ltd. (a)(b)	80,343	261,149
Silver Lake Resources Ltd. (a)	432,349	398,969
SiteMinder Ltd. (a)	101,017	368,326
Smartgroup Corp. Ltd.	60,095	368,482
Sonic Healthcare Ltd.	182,427	3,135,131
South32 Ltd.	1,836,071	4,188,961
Stanmore Resources Ltd.	137,864	294,671
Steadfast Group Ltd.	428,462	1,559,354
Stockland Corp. Ltd. unit	954,830	2,705,145
Suncorp Group Ltd.	507,110	5,416,146
Super Retail Group Ltd.	68,303	635,107
Tabcorp Holdings Ltd.	977,859	458,828
Technology One Ltd.	120,516	1,248,210
Telix Pharmaceuticals Ltd. (a)	102,642	985,061
Telstra Group Ltd.	1,566,892	3,701,958
Temple & Webster Group Ltd. (a)	36,876	269,130
The GPT Group	774,210	2,082,186
The Lottery Corp. Ltd.	895,812	2,794,478
The Star Entertainment Group Ltd. (a)	1,077,787	277,834
Transurban Group unit	1,217,447	9,774,225
Treasury Wine Estates Ltd.	326,076	2,528,788
Ventia Services Group Pty Ltd.	332,492	773,825
Vicinity Centres unit	1,527,653	1,870,716
Viva Energy Group Ltd. (d)	445,534	975,494
Washington H. Soul Pattinson & Co. Ltd.	92,618	1,938,272
Waypoint (REIT) unit	302,413	453,777
Webjet Ltd. (a)(b)	167,147	877,365
Weebit Nano Ltd. (a)(b)	80,852	162,580
Wesfarmers Ltd.	453,622	19,432,814
West African Resources Ltd. (a)	441,091	373,760
Westgold Resources Ltd.	217,718	311,039
Westpac Banking Corp.	1,400,832	23,262,698
Whitehaven Coal Ltd.	323,470	1,600,040
WiseTech Global Ltd.	67,226	3,960,455
Woodside Energy Group Ltd.	760,690	13,629,289
Woolworths Group Ltd.	488,066	10,013,709
WorleyParsons Ltd.	149,360	1,441,802
Yancoal Australia Ltd. (b)	139,773	498,980
TOTAL AUSTRALIA		575,706,253
Austria - 0.2%
ams-OSRAM AG (a)	416,377	505,722
Andritz AG	26,859	1,473,326
AT&S Austria Technologie & Systemtechnik AG	12,623	281,011
BAWAG Group AG (d)	30,634	1,837,324
CA Immobilien Anlagen AG	14,570	474,248
DO & CO Restaurants & Catering AG	3,208	492,310
Erste Group Bank AG	137,254	6,425,967
EVN AG	14,500	446,436
Immofinanz AG (a)	12,781	317,127
Immofinanz AG (a)(c)	23,102	0
Kontron AG	18,062	363,926
Lenzing AG (a)	9,450	306,081
Mondi PLC	179,914	3,414,887
Oesterreichische Post AG	15,337	489,393
OMV AG	59,192	2,822,422
Raiffeisen International Bank-Holding AG	53,948	1,000,624
S IMMO AG rights (a)(c)	14,648	0
Schoeller-Bleckmann Oilfield Equipment AG	5,556	270,972
UNIQA Insurance Group AG	49,307	434,119
Verbund AG	27,514	2,102,387
Vienna Insurance Group AG	15,041	469,514
Voestalpine AG	46,919	1,257,808
Wienerberger AG	42,383	1,517,957
TOTAL AUSTRIA		26,703,561
Bailiwick of Jersey - 0.0%
JTC PLC (d)	65,483	699,598
Belgium - 0.5%
Ackermans & Van Haaren SA	8,792	1,515,326
Aedifica SA (b)	19,553	1,255,148
Aedifica SA rights (a)(e)	14,150	28,927
Ageas	64,310	2,960,769
Anheuser-Busch InBev SA NV	347,841	20,791,775
Barco NV	30,849	430,620
Bekaert SA	14,656	736,060
Cofinimmo SA (b)	14,870	988,655
Colruyt NV	18,312	848,538
D'ieteren Group	8,305	1,800,981
Deme Group NV	3,214	512,439
Elia Group SA/NV	12,089	1,165,640
Fagron NV	30,188	587,631
Galapagos NV (a)(b)	21,692	613,551
Groupe Bruxelles Lambert SA	32,639	2,433,039
KBC Ancora	15,667	758,244
KBC Group NV	100,414	7,490,611
Kinepolis Group NV	6,499	277,776
Lotus Bakeries SA	167	1,680,637
Melexis NV	8,508	715,483
Montea SICAFI SCA	6,700	576,309
Ontex Group NV (a)(b)	37,140	374,955
Proximus	60,194	444,213
Recticel SA (b)	23,854	315,158
Retail Estates NV	4,867	340,730
Shurgard Self Storage SA	13,744	564,702
Sofina SA	6,132	1,444,931
Solvay SA Class A	31,514	1,018,013
Syensqo SA	30,046	2,795,755
Tessenderlo Group	11,186	287,699
UCB SA	50,943	6,771,331
Umicore SA	84,939	1,890,894
VGP NV (b)	5,727	625,854
Warehouses de Pauw	68,942	1,834,958
Warehouses de Pauw rights (a)(e)	68,942	82,404
X-Fab Silicon Foundries SE (a)(d)	28,908	201,455
Xior Student Housing NV (a)	14,508	433,522
Xior Student Housing NV:
rights (a)(e)	14,508	8,077
rights (a)(e)	14,508	18,824
TOTAL BELGIUM		67,621,634
Brazil - 1.1%
3R Petroleum Oleo e Gas SA	106,993	683,465
AES Brasil Energia SA	141,315	257,723
Allos SA	184,864	743,358
Alupar Investimento SA unit	65,723	352,372
Ambev SA	1,869,263	4,373,829
Arezzo Industria e Comercio SA	33,700	336,961
Atacadao SA	261,200	561,877
Auren Energia SA	117,689	262,685
B3 SA - Brasil Bolsa Balcao	2,274,934	4,727,215
Banco Bradesco SA	834,930	1,987,393
Banco BTG Pactual SA unit	462,800	2,976,836
Banco do Brasil SA	683,000	3,606,644
Banco Santander SA (Brasil) unit	148,100	824,267
BB Seguridade Participacoes SA	277,500	1,720,814
BRF SA (a)	241,172	783,997
Caixa Seguridade Participacoes	245,000	738,878
CCR SA	400,384	950,725
Centrais Eletricas Brasileiras SA (Electrobras)	403,276	2,940,344
Cielo SA	524,600	562,728
Cogna Educacao (a)	900,154	376,177
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	133,800	2,082,524
Companhia de Saneamento de Minas Gerais - COPASA	87,800	331,072
Companhia Siderurgica Nacional SA (CSN)	277,087	742,798
Compania de Saneamento do Parana	98,300	487,089
Cosan SA	503,764	1,406,728
CPFL Energia SA (a)	87,600	538,158
Cury Construtora e Incorporado SA	68,400	258,183
Cyrela Brazil Realty SA	137,200	536,371
Dexco SA	204,776	285,123
Direcional Engenharia SA	68,800	308,981
Ecorodovias Infraestrutura e Logistica SA	132,200	184,580
Embraer SA (a)	285,188	1,831,649
Enauta Participacoes SA	66,400	349,353
Energisa SA unit	105,100	912,839
Eneva SA (a)	237,300	565,762
ENGIE Brasil Energia SA	84,481	665,423
Equatorial Energia SA	412,679	2,431,123
ERO Copper Corp. (a)	38,468	784,366
EZ Tec Empreendimentos e Participacoes SA	69,900	185,364
Fleury SA	127,012	354,184
Gol Linhas Aereas Inteligentes SA warrants 7/23/24 (a)(c)	900	139
GPS Participacoes e Empreendimentos SA (d)	144,100	520,332
Grendene SA	183,400	217,568
Grupo de Moda Soma SA	230,616	269,583
Grupo Mateus SA (a)	242,100	345,950
Hapvida Participacoes e Investimentos SA (a)(d)	2,001,335	1,422,202
Hidrovias do Brasil SA (a)	280,500	237,144
Hypera SA (a)	161,300	916,993
Iguatemi SA unit	92,510	372,705
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	54,400	234,672
IRB Brasil Resseguros SA (a)	30,513	249,623
Klabin SA unit	300,000	1,331,125
Localiza Rent a Car SA	368,535	3,479,812
Lojas Renner SA	404,337	1,193,715
LWSA SA (d)	181,900	161,141
M. Dias Branco SA	33,257	217,375
Magazine Luiza SA (a)	1,495,851	391,780
Marfrig Global Foods SA (a)	168,000	305,743
Minerva SA	173,000	203,898
MRV Engenharia e Participacoes SA (a)	180,300	232,641
Multiplan Empreendimentos Imobiliarios SA	118,696	523,235
Natura & Co. Holding SA	370,952	1,185,166
Odontoprev SA	132,290	304,446
Oncoclinicas do Brasil Servicos Medicos SA (a)	123,200	174,624
Petroleo Brasileiro SA - Petrobras (ON)	1,326,388	11,305,691
Petroreconcavo SA	68,500	287,450
PRIO SA	324,500	2,999,653
Raia Drogasil SA	516,792	2,545,842
Rede D'Oregon Sao Luiz SA (d)	234,934	1,176,344
Rumo SA	527,100	2,046,438
Santos Brasil Participacoes SA	205,500	537,436
Sao Martinho SA	70,400	387,616
Sendas Distribuidora SA	553,405	1,398,273
Simpar SA	203,200	226,187
SLC Agricola SA	95,682	351,764
Smartfit Escola de Ginastica e Danca SA	114,200	532,007
Suzano SA	317,889	3,578,899
Telefonica Brasil SA	167,700	1,528,891
TIM SA	351,880	1,193,353
Totvs SA	228,800	1,213,487
Transmissora Alianca de Energia Eletrica SA	82,400	558,897
Ultrapar Participacoes SA	294,100	1,464,100
Vale SA	1,365,083	16,638,313
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	211,700	289,872
Vibra Energia SA	470,342	2,124,990
Vivara Participacoes S.A.	65,300	278,675
Weg SA	671,580	5,115,162
Wheaton Precious Metals Corp.	182,243	9,494,402
Wilson Sons Holdings Brasil SA	85,300	275,977
Yara International ASA	66,443	1,899,055
YDUQS Participacoes SA	117,500	330,148
TOTAL BRAZIL		129,280,492
Burkina Faso - 0.0%
Endeavour Mining PLC	74,695	1,589,497
IAMGOLD Corp. (a)	202,857	720,569
TOTAL BURKINA FASO		2,310,066
Canada - 7.0%
Adentra, Inc.	9,228	285,423
Advantage Energy Ltd. (a)	74,592	581,933
Aecon Group, Inc.	28,218	346,614
Africa Oil Corp.	194,959	346,965
AG Growth International, Inc. (b)	9,391	361,615
Agnico Eagle Mines Ltd. (Canada)	198,981	12,600,998
Air Canada (a)	74,902	1,105,589
Alamos Gold, Inc.	161,123	2,370,058
Algoma Steel Group, Inc.	44,874	343,286
Algonquin Power & Utilities Corp. (b)	270,459	1,652,243
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	308,870	17,118,934
Allied Properties (REIT)	26,674	328,036
AltaGas Ltd.	114,571	2,511,715
Altius Minerals Corp. (b)	23,186	366,489
Altus Group Ltd. (b)	18,828	690,946
Andlauer Healthcare Group, Inc.	9,902	300,013
ARC Resources Ltd.	241,769	4,378,238
Aritzia, Inc. (a)	33,598	869,816
ATCO Ltd. Class I (non-vtg.)	31,798	867,796
Athabasca Oil Corp. (a)	241,445	841,852
ATS Corp. (a)	35,450	1,166,259
Aya Gold & Silver, Inc. (a)(b)	47,476	456,603
B2Gold Corp.	537,168	1,357,894
Badger Infrastructure Solution	15,518	506,690
Ballard Power Systems, Inc. (a)(b)	118,363	311,244
Bank of Montreal	287,987	25,724,593
Bank of Nova Scotia	484,116	22,210,995
Barrick Gold Corp. (Canada)	706,158	11,736,385
Baytex Energy Corp. (b)	313,524	1,161,495
BCE, Inc.	28,768	945,176
Birchcliff Energy Ltd. (b)	118,399	486,789
Bird Construction, Inc.	26,351	362,347
Bitfarms Ltd. (a)(b)	134,983	241,207
BlackBerry Ltd. (a)(b)	220,690	617,191
Boardwalk (REIT)	9,744	501,622
Bombardier, Inc. Class B (sub. vtg.) (a)	35,950	1,637,877
Boralex, Inc. Class A	40,454	811,930
Boyd Group Services, Inc.	8,805	1,646,512
Brookfield Asset Management Ltd. Class A	139,347	5,323,255
Brookfield Business Corp. Class A	16,147	330,060
Brookfield Corp. (Canada) Class A	556,913	22,338,820
Brookfield Infrastructure Corp. Class A	50,644	1,542,883
CAE, Inc. (a)	129,469	2,497,873
Calian Group Ltd.	6,338	253,032
Calibre Mining Corp. (a)	267,213	376,561
Cameco Corp.	175,321	7,999,064
Canaccord Genuity Group, Inc.	43,695	277,091
Canada Goose Holdings, Inc. (a)(b)	25,568	288,619
Canadian Apartment Properties (REIT) unit	33,768	1,051,072
Canadian Imperial Bank of Commerce	376,219	17,561,350
Canadian National Railway Co.	217,669	26,419,434
Canadian Natural Resources Ltd.	429,859	32,573,923
Canadian Pacific Kansas City Ltd.	373,002	29,262,497
Canadian Tire Ltd. Class A (non-vtg.)	21,486	2,075,635
Canadian Utilities Ltd. Class A (non-vtg.)	51,938	1,161,262
Canadian Western Bank, Edmonton (b)	42,901	823,024
Canfor Corp. (a)	27,636	291,286
Capital Power Corp.	48,757	1,272,538
Capstone Copper Corp. (a)(b)	170,222	1,178,379
Cardinal Energy Ltd. (b)	69,482	356,331
Cargojet, Inc.	3,942	352,207
Cascades, Inc.	36,751	246,671
CCL Industries, Inc. Class B	61,404	3,135,656
Celestica, Inc. (sub. vtg.) (a)	48,537	2,101,689
Cenovus Energy, Inc. (Canada)	563,031	11,566,133
Centerra Gold, Inc.	92,680	564,165
CES Energy Solutions Corp.	109,520	451,079
CGI, Inc. Class A (sub. vtg.) (a)	82,307	8,339,813
Choice Properties REIT	59,619	563,861
CI Financial Corp.	58,962	696,417
Cogeco Communications, Inc.	7,614	301,817
Colliers International Group, Inc.	16,774	1,746,792
Computer Modelling Group Ltd.	38,285	305,357
Constellation Software, Inc.	8,070	20,776,769
Constellation Software, Inc. warrants 3/31/40 (a)(c)	7,284	1
Converge Technology Solutions Corp.	88,176	342,674
Crescent Point Energy Corp.	241,656	2,131,046
Crombie (REIT)	27,316	254,974
Cronos Group, Inc. (a)(b)	103,566	304,484
CT Real Estate Investment Trust	30,923	301,671
Definity Financial Corp.	35,301	1,176,743
Denison Mines Corp. (a)(b)	372,194	740,792
dentalcorp Holdings Ltd. (a)	52,670	239,887
Descartes Systems Group, Inc. (Canada) (a)	34,462	3,196,744
Docebo, Inc. (a)	6,963	311,265
Dollarama, Inc.	112,793	9,409,180
Dream Industrial (REIT) (b)	57,924	522,164
Dundee Precious Metals, Inc.	78,035	590,655
Dye & Durham Ltd.	23,543	251,052
ECN Capital Corp.	107,723	137,720
Element Fleet Management Corp.	154,853	2,471,304
Emera, Inc.	112,699	3,800,977
Empire Co. Ltd. Class A (non-vtg.)	56,604	1,318,629
Enbridge, Inc.	847,126	30,121,540
Enerflex Ltd. (b)	54,602	319,287
Enerplus Corp.	80,093	1,566,778
Enghouse Systems Ltd.	21,624	468,246
EQB, Inc.	12,272	740,875
Equinox Gold Corp. (a)	124,012	671,114
Exchange Income Corp. (b)	10,471	352,773
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,555	9,301,096
Fiera Capital Corp. (b)	40,448	201,557
Filo Corp. (a)	42,574	762,939
Finning International, Inc.	59,555	1,868,435
First Capital (REIT) unit	44,808	481,068
First Majestic Silver Corp.	118,811	792,470
First National Financial Corp. (b)	9,403	261,944
FirstService Corp.	16,206	2,380,310
Fission Uranium Corp. (a)(b)	326,359	256,033
Foran Mining Corp. (a)(b)	97,764	299,687
Fortis, Inc.	189,750	7,451,338
Fortuna Silver Mines, Inc. (a)	129,542	588,122
Franco-Nevada Corp.	77,278	9,302,662
Freehold Royalties Ltd.	60,978	627,653
George Weston Ltd.	23,937	3,150,159
Gibson Energy, Inc.	67,410	1,105,668
Gildan Activewear, Inc.	61,758	2,140,771
Global Atomic Corp. (a)(b)	87,309	132,551
goeasy Ltd.	5,652	722,753
Granite (REIT)	12,893	637,322
Great-West Lifeco, Inc.	109,704	3,244,143
H&R (REIT)	62,837	410,804
Hammond Power Solutions, Inc. Class A (b)	3,523	295,219
Headwater Exploration, Inc.	116,658	633,859
HudBay Minerals, Inc.	149,723	1,260,516
Hut 8 Mining Corp. (a)	29,651	233,262
Hydro One Ltd. (d)	128,006	3,585,451
iA Financial Corp., Inc.	40,615	2,462,302
IGM Financial, Inc.	32,464	811,453
Imperial Oil Ltd.	74,734	5,138,251
Innergex Renewable Energy, Inc.	70,551	411,524
Intact Financial Corp.	71,337	11,725,147
Interfor Corp. (a)	22,733	288,487
International Petroleum Corp. (a)(b)	40,423	499,764
InterRent REIT	36,576	318,295
Ivanhoe Mines Ltd. (a)	254,201	3,445,604
Jamieson Wellness, Inc. (d)	20,012	380,136
K92 Mining, Inc. (a)	99,762	530,460
Karora Resources, Inc. (a)	84,418	328,682
Kelt Exploration Ltd. (a)	86,021	390,536
Keyera Corp. (b)	91,917	2,358,267
Killam Apartment (REIT)	28,406	354,701
Kinaxis, Inc. (a)	11,879	1,264,913
Kinross Gold Corp.	495,640	3,197,097
Labrador Iron Ore Royalty Corp.	27,688	604,786
Laurentian Bank of Canada	20,676	386,441
Lightspeed Commerce, Inc. (Canada) (a)(b)	57,211	749,293
Linamar Corp.	17,596	828,641
Lithium Americas Corp. (b)	45,202	231,814
Lithium Americas Corp. (b)	48,815	216,302
Loblaw Companies Ltd.	62,272	6,828,592
Lundin Gold, Inc.	44,744	608,114
MAG Silver Corp. (a)	49,704	611,258
Magna International, Inc. Class A (sub. vtg.)	109,442	5,231,020
Major Drilling Group International, Inc. (a)	44,697	310,394
Manulife Financial Corp.	723,662	16,879,226
Maple Leaf Foods, Inc.	34,724	614,698
Martinrea International, Inc.	34,620	287,945
Mattr Corp. Class A (a)	29,957	354,919
MEG Energy Corp. (a)	112,152	2,550,742
Methanex Corp.	26,421	1,265,153
Metro, Inc.	90,235	4,615,806
MTY Food Group, Inc.	9,312	334,154
Mullen Group Ltd.	41,131	381,836
National Bank of Canada	133,915	10,752,889
New Gold, Inc. (a)	291,077	503,224
NexGen Energy Ltd. (a)(b)	203,270	1,547,430
NFI Group, Inc. (a)(b)	40,461	332,117
North American Construction Group Ltd.	12,306	259,234
North West Co., Inc.	21,344	604,978
Northland Power, Inc.	105,093	1,603,896
Novagold Resources, Inc. (a)(b)	114,258	331,989
Nutrien Ltd.	198,872	10,486,412
Nuvei Corp. (Canada) (d)	27,545	883,385
NuVista Energy Ltd. (a)	75,076	678,419
Obsidian Energy Ltd. (a)	37,392	320,778
Onex Corp. (sub. vtg.)	26,595	1,886,851
Open Text Corp.	110,021	3,884,881
Orla Mining Ltd. (a)(b)	95,859	372,532
Osisko Gold Royalties Ltd.	68,400	1,050,855
Osisko Mining, Inc. (a)	171,569	378,869
Pan American Silver Corp.	148,158	2,732,526
Paramount Resources Ltd. Class A	34,148	773,920
Parex Resources, Inc.	44,526	776,250
Park Lawn Corp. (b)	19,708	235,497
Parkland Corp.	57,448	1,769,781
Pason Systems, Inc.	35,214	400,319
Pembina Pipeline Corp.	233,240	8,206,985
Pet Valu Holdings Ltd.	19,891	446,469
Peyto Exploration & Development Corp. (b)	82,366	920,795
Power Corp. of Canada (sub. vtg.)	226,699	6,040,257
PrairieSky Royalty Ltd.	88,996	1,695,685
Precision Drilling Corp. (a)	6,223	436,308
Premium Brands Holdings Corp.	18,950	1,241,630
Primaris Real Estate Investmen	24,130	231,370
Quebecor, Inc. Class B (sub. vtg.)	65,779	1,361,307
RB Global, Inc.	73,324	5,248,532
Restaurant Brands International, Inc.	119,284	9,049,519
Richelieu Hardware Ltd.	23,676	668,153
RioCan (REIT)	61,847	783,505
Rogers Communications, Inc. Class B (non-vtg.)	143,138	5,362,021
Rogers Sugar, Inc.	80,602	305,042
Royal Bank of Canada	560,696	54,246,977
Russel Metals, Inc.	26,118	735,550
Sandstorm Gold Ltd.	107,900	589,134
Saputo, Inc.	103,610	1,992,196
Savaria Corp.	28,863	346,151
Seabridge Gold, Inc. (a)	31,534	473,010
Secure Energy Services, Inc.	98,682	835,820
Shopify, Inc. Class A (a)	485,306	34,071,714
Sienna Senior Living, Inc.	38,809	377,758
Silvercorp Metals, Inc.	97,145	308,374
SilverCrest Metals, Inc. (a)	64,513	528,138
Sleep Country Canada Holdings, Inc. (d)	18,391	365,108
SmartCentres (REIT) (b)	29,953	484,766
SNC-Lavalin Group, Inc.	70,762	2,717,088
Spin Master Corp. (d)	15,404	336,580
Sprott, Inc. (b)	11,245	440,847
SSR Mining, Inc.	86,455	463,471
Stantec, Inc.	45,587	3,629,674
Stelco Holdings, Inc. (b)	14,016	406,333
Stella-Jones, Inc.	21,331	1,239,279
StorageVault Canada, Inc.	107,804	370,401
Sun Life Financial, Inc.	230,692	11,778,840
Suncor Energy, Inc.	516,280	19,700,133
SunOpta, Inc. (a)	38,736	253,721
Superior Plus Corp.	99,056	671,334
Surge Energy, Inc.	52,849	286,770
Tamarack Valley Energy Ltd. (b)	226,040	612,450
Taseko Mines Ltd. (a)	142,910	352,954
TC Energy Corp.	412,924	14,793,456
Teck Resources Ltd. Class B (sub. vtg.)	185,073	9,100,055
TELUS Corp.	197,892	3,178,289
TFI International, Inc. (Canada)	32,191	4,192,208
The Toronto-Dominion Bank	709,847	42,111,796
Thomson Reuters Corp.	63,119	9,533,530
Timbercreek Financial Corp. (b)	60,297	326,747
TMX Group Ltd.	111,178	2,943,695
Topaz Energy Corp.	42,735	707,464
Torex Gold Resources, Inc. (a)	36,690	517,042
Toromont Industries Ltd.	33,029	3,023,030
Tourmaline Oil Corp.	134,481	6,572,391
TransAlta Corp.	115,366	765,112
Transcontinental, Inc. Class A (b)	34,649	343,809
Trican Well Service Ltd.	111,950	339,920
Tricon Residential, Inc.	104,647	1,172,162
Triple Flag Precious Metals Corp.	24,209	390,397
Trisura Group Ltd. (a)	20,891	638,119
Vermilion Energy, Inc.	70,597	813,328
Well Health Technologies Corp. (a)(b)	103,705	274,960
Wesdome Gold Mines, Inc. (a)	64,496	482,555
West Fraser Timber Co. Ltd.	23,058	1,766,052
Westshore Terminals Investment Corp.	17,079	328,516
Whitecap Resources, Inc.	248,069	1,881,263
Winpak Ltd.	15,308	476,704
WSP Global, Inc.	49,153	7,458,374
TOTAL CANADA		855,531,058
Chile - 0.2%
Aguas Andinas SA	1,231,808	351,560
Antofagasta PLC	158,064	4,364,946
Banco de Chile	18,091,187	2,006,887
Banco de Credito e Inversiones	31,465	917,714
Banco Itau Chile SA	31,867	335,250
Banco Santander Chile	26,949,011	1,221,063
CAP SA	35,397	253,094
Cencosud SA	533,657	914,451
Colbun SA	3,371,419	432,959
Compania Cervecerias Unidas SA	60,464	370,953
Compania Sud Americana de Vapores SA	6,425,277	501,279
Empresa Nacional de Telecomunicaciones SA (ENTEL)	87,282	300,016
Empresas CMPC SA	465,397	919,111
Empresas COPEC SA	158,678	1,132,340
Enel Americas SA	8,408,538	788,259
Enel Chile SA	11,090,854	658,485
Falabella SA (a)	361,963	968,955
LATAM Airlines Group SA	74,419,791	1,006,940
Lundin Mining Corp.	264,715	3,022,787
Parque Arauco SA	282,654	425,431
Plaza SA	192,752	280,279
SMU SA	1,586,190	294,091
Vina Concha y Toro SA	257,866	343,803
TOTAL CHILE		21,810,653
China - 6.8%
360 Security Technology, Inc. (A Shares) (a)	286,500	335,231
361 Degrees International Ltd.	483,000	293,077
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	64,000	147,017
3SBio, Inc. (d)	899,500	719,024
AAC Technology Holdings, Inc.	314,000	999,348
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	18,521	360,111
AECC Aviation Power Co. Ltd.	95,600	465,925
Agricultural Bank of China Ltd.:
(A Shares)	3,267,400	1,983,301
(H Shares)	9,400,000	4,191,563
Aier Eye Hospital Group Co. Ltd. (A Shares)	272,675	484,307
Air China Ltd.:
(A Shares) (a)	448,800	456,393
(H Shares) (a)	562,000	281,763
Airtac International Group	57,673	2,038,331
Akeso, Inc. (a)(d)	215,000	1,315,611
Alibaba Group Holding Ltd.	6,554,164	61,367,061
Alibaba Health Information Technology Ltd. (a)(b)	2,506,000	935,437
Aluminum Corp. of China Ltd. (H Shares)	2,168,000	1,437,848
ANE (Cayman), Inc. (a)(b)	444,500	296,081
Anhui Conch Cement Co. Ltd. (H Shares)	689,500	1,599,685
Anhui Expressway Co. Ltd. (H Shares)	242,000	266,392
Anhui Gujing Distillery Co. Ltd. (B Shares)	91,137	1,493,835
Anhui Yingjia Distillery Co. Ltd. (A Shares)	25,900	253,257
Anta Sports Products Ltd.	517,200	5,855,217
Ascentage Pharma Group International (a)(b)(d)	118,000	268,062
Autohome, Inc. ADR Class A	30,107	773,750
AviChina Industry & Technology Co. Ltd. (H Shares)	1,376,000	591,779
Baidu, Inc. Class A (a)	910,668	11,798,238
Bairong, Inc. (a)(d)	150,500	188,301
Bank of Beijing Co. Ltd. (A Shares)	563,900	434,100
Bank of Chengdu Co. Ltd. (A Shares)	151,900	309,907
Bank of China Ltd.:
(A Shares)	3,843,800	2,432,098
(H Shares)	27,543,000	12,352,773
Bank of Communications Co. Ltd.:
(A Shares)	780,000	739,857
(H Shares)	3,738,000	2,691,581
Bank of Hangzhou Co. Ltd. (A Shares)	220,400	392,434
Bank of Jiangsu Co. Ltd. (A Shares)	508,810	567,248
Bank of Nanjing Co. Ltd. (A Shares)	306,100	393,743
Bank of Ningbo Co. Ltd. (A Shares)	180,750	570,736
Bank of Shanghai Co. Ltd. (A Shares)	411,700	414,791
Baoshan Iron & Steel Co. Ltd. (A Shares)	531,900	509,401
BeiGene Ltd. (a)	279,936	3,320,769
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	986,000	313,752
Beijing Enterprises Holdings Ltd.	235,000	752,364
Beijing Enterprises Water Group Ltd.	2,172,000	547,802
Beijing Kingsoft Office Software, Inc. (A Shares)	12,660	536,248
Beijing New Building Materials PLC (A Shares)	65,700	296,698
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	70,000	277,207
Beijing Tongrentang Co. Ltd. (A Shares)	52,800	307,915
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	24,900	233,935
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,225,800	859,208
Bilibili, Inc. Class Z (a)(b)	91,031	1,155,928
BOC Aviation Ltd. Class A (d)	89,300	710,269
BOC Hong Kong (Holdings) Ltd.	1,483,500	4,547,066
BOE Technology Group Co. Ltd. (A Shares)	1,055,300	633,458
Bosideng International Holdings Ltd.	1,704,000	986,391
Brilliance China Automotive Holdings Ltd.	1,260,000	1,046,286
BYD Co. Ltd.:
(A Shares)	118,000	3,542,797
(H Shares)	342,500	9,388,810
BYD Electronic International Co. Ltd.	341,000	1,148,756
C&D International Investment Group Ltd.	316,637	627,232
Cambricon Technologies Corp. Ltd. (A Shares) (a)	11,040	254,770
CGN Mining Co. Ltd. (a)(b)	1,205,000	310,611
CGN New Energy Holdings Co. Ltd. (b)(d)	1,260,000	375,279
CGN Power Co. Ltd. (H Shares) (d)	5,258,000	1,763,050
Changchun High & New Technology Industry Group, Inc. (A Shares)	16,700	259,639
Chaozhou Three-Circle Group Co. (A Shares)	85,900	329,777
China BlueChemical Ltd. (H Shares)	1,026,000	325,715
China Cinda Asset Management Co. Ltd. (H Shares)	4,966,000	447,520
China CITIC Bank Corp. Ltd. (H Shares)	3,672,000	2,148,243
China Coal Energy Co. Ltd. (H Shares)	872,000	878,400
China Communications Services Corp. Ltd. (H Shares)	1,200,000	573,656
China Conch Venture Holdings Ltd.	686,000	500,379
China Construction Bank Corp.:
(A Shares)	2,126,500	2,088,232
(H Shares)	35,635,000	23,055,527
China CSSC Holdings Ltd. (A Shares)	122,800	617,049
China Datang Corp. Renewable Power Co. Ltd.	1,550,000	329,884
China Eastern Airlines Corp. Ltd. (A Shares) (a)	649,700	343,736
China Education Group Holdings Ltd.	563,724	318,270
China Energy Engineering Corp. Ltd. (A Shares)	845,400	256,352
China Everbright Bank Co. Ltd.:
(A Shares)	959,800	417,360
(H Shares)	1,648,000	499,272
China Everbright International Ltd.	1,853,370	751,518
China Everbright Ltd.	674,000	359,389
China Feihe Ltd. (d)	1,804,000	986,546
China Galaxy Securities Co. Ltd. (H Shares)	2,073,000	1,122,876
China Gas Holdings Ltd.	1,194,400	1,118,354
China Hongqiao Group Ltd. (b)	1,008,000	1,390,919
China Huishan Dairy Holdings Co. Ltd. (a)(c)	51,000	0
China International Capital Corp. Ltd. (H Shares) (d)	962,800	1,160,990
China Jinmao Holdings Group Ltd. (b)	3,234,356	274,071
China Jushi Co. Ltd. (A Shares)	182,530	300,034
China Liansu Group Holdings Ltd.	590,000	247,320
China Life Insurance Co. Ltd. (H Shares)	3,242,000	4,269,465
China Literature Ltd. (a)(d)	179,800	642,255
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,490,000	1,043,795
China Medical System Holdings Ltd.	609,000	543,745
China Mengniu Dairy Co. Ltd.	1,305,000	2,703,279
China Merchants Bank Co. Ltd.:
(A Shares)	328,800	1,551,407
(H Shares)	1,757,000	7,609,317
China Merchants Energy Shipping Co. Ltd. (A Shares)	226,600	266,536
China Merchants Holdings International Co. Ltd.	554,954	732,881
China Merchants Securities Co. Ltd. (A Shares)	214,460	431,980
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	294,400	342,993
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,483,200	808,736
(H Shares)	1,696,000	620,535
China National Building Materials Co. Ltd. (H Shares)	1,911,350	739,574
China National Chemical Engineering Co. Ltd. (A Shares)	209,300	198,761
China National Nuclear Power Co. Ltd. (A Shares)	428,900	546,817
China Nonferrous Mining Co. Ltd.	581,000	525,195
China Northern Rare Earth Group High-Tech Co. Ltd.	118,700	315,456
China Oilfield Services Ltd. (H Shares)	754,000	806,257
China Overseas Grand Oceans Group Ltd.	895,034	192,255
China Overseas Land and Investment Ltd.	1,596,000	2,934,841
China Overseas Property Holdings Ltd. (b)	600,000	364,941
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,425,600	3,123,602
China Petroleum & Chemical Corp.:
(A Shares)	1,216,900	1,064,173
(H Shares)	9,152,000	5,462,847
China Power International Development Ltd.	2,231,042	900,306
China Railway Group Ltd.:
(A Shares)	392,200	354,256
(H Shares)	1,940,000	957,310
China Resource Gas Group Ltd.	388,500	1,221,045
China Resources Beer Holdings Co. Ltd.	664,666	3,029,589
China Resources Cement Holdings Ltd.	1,704,000	287,602
China Resources Land Ltd.	1,304,500	4,690,770
China Resources Medical Holdin	545,000	287,097
China Resources Microelectronics Ltd. (A Shares)	45,462	228,275
China Resources Mixc Lifestyle Services Ltd. (d)	304,800	1,072,824
China Resources Pharmaceutical Group Ltd. (d)	829,500	536,406
China Resources Power Holdings Co. Ltd.	828,000	2,059,117
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	37,300	308,665
China Risun Group Ltd. Class H (b)	735,000	295,228
China Ruyi Holdings Ltd. (a)(b)	2,549,600	638,605
China Shenhua Energy Co. Ltd.:
(A Shares)	441,400	2,424,545
(H Shares)	982,500	4,077,838
China Southern Airlines Ltd. (A Shares) (a)	373,300	291,607
China State Construction Engineering Corp. Ltd. (A Shares)	1,013,100	748,344
China State Construction International Holdings Ltd.	869,750	917,676
China Taiping Insurance Group Ltd.	714,800	653,553
China Three Gorges Renewables Group Co. Ltd. (A Shares)	843,100	545,181
China Tobacco International Co. Ltd.	235,000	359,958
China Tourism Group Duty Free Corp. Ltd. (A Shares)	88,600	909,080
China Tower Corp. Ltd. (H Shares) (d)	18,268,000	2,138,440
China Traditional Chinese Medicine Holdings Co. Ltd.	1,294,000	704,615
China Travel International Investment HK Ltd.	1,646,000	263,915
China United Network Communications Ltd. (A Shares)	887,700	572,506
China Vanke Co. Ltd. (H Shares) (b)	1,385,600	812,636
China Water Affairs Group Ltd.	504,000	313,014
China Yangtze Power Co. Ltd. (A Shares)	573,200	2,039,438
China Zheshang Bank Co. Ltd.	833,270	344,513
ChinaSoft International Ltd.	1,104,000	663,864
Chongqing Changan Automobile Co. Ltd. (A Shares)	217,082	439,056
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	444,600	284,691
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	58,000	280,138
Chow Tai Fook Jewellery Group Ltd.	854,000	1,161,994
Cimc Enric Holdings Ltd.	434,000	429,387
CITIC 1616 Holdings Ltd.	952,000	322,854
CITIC Pacific Ltd.	2,419,000	2,289,347
CITIC Securities Co. Ltd. (H Shares)	1,176,350	1,872,885
Cloud Music, Inc. (a)(b)(d)	28,550	353,169
Cmoc Group Ltd. (H Shares)	2,178,000	2,043,421
CNPC Capital Co. Ltd. (A Shares) (a)	317,200	256,197
COFCO Meat Holdings Ltd. (a)	1,849,000	419,472
Contemporary Amperex Technology Co. Ltd.	105,640	2,954,770
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	369,000	812,007
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	1,636,100	2,116,841
Cosco Shipping Ports Ltd.	635,086	389,726
Country Garden Holdings Co. Ltd. (a)(b)	5,345,081	339,945
Country Garden Services Holdings Co. Ltd.	959,000	639,788
CRRC Corp. Ltd. (A Shares)	1,586,000	1,527,126
CSC Financial Co. Ltd. (A Shares)	115,000	353,028
CSG Holding Co. Ltd. (B Shares)	1,114,034	337,638
CSPC Pharmaceutical Group Ltd.	3,695,600	3,034,576
CT Environmental Group Ltd. (a)(c)	26,000	0
Daqin Railway Co. Ltd. (A Shares)	421,300	399,397
Daqo New Energy Corp. ADR (a)	20,838	400,090
Dongfang Electric Corp. Ltd. (A Shares)	126,200	293,241
Dongfeng Motor Group Co. Ltd. (H Shares)	1,042,000	377,874
Dongyue Group Co. Ltd.	683,000	602,240
East Buy Holding Ltd. (a)(b)(d)	196,000	414,384
East Money Information Co. Ltd. (A Shares)	467,304	838,262
Eastroc Beverage Group Co. Ltd. (a)	10,000	293,443
ENN Energy Holdings Ltd.	327,300	2,788,725
ENN Natural Gas Co. Ltd. (A Shares)	81,700	203,555
ESR Group Ltd. (d)	729,200	799,109
Eve Energy Co. Ltd. (A shares)	67,900	346,302
Everbright Securities Co. Ltd. (A Shares)	156,600	356,552
Everest Medicines Ltd. (a)(b)(d)	81,500	253,088
Far East Horizon Ltd.	872,000	647,293
FinVolution Group ADR	67,829	323,544
Flat Glass Group Co. Ltd. (A Shares)	158,700	580,792
Focus Media Information Technology Co. Ltd. (A Shares)	561,200	502,348
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	119,205	643,821
Fosun International Ltd.	1,260,000	743,390
Founder Securities Co. Ltd. (A Shares)	238,500	294,692
Foxconn Industrial Internet Co. Ltd. (A Shares)	322,500	1,065,612
Fu Shou Yuan International Group Ltd.	850,000	575,435
Fufeng Group Ltd.	675,000	492,515
Fuyao Glass Industries Group Co. Ltd. (H Shares) (d)	312,000	1,867,964
Ganfeng Lithium Group Co. Ltd. (A Shares)	114,760	556,405
GCL Technology Holdings Ltd.	8,960,000	1,327,092
GD Power Development Co. Ltd. (A Shares)	544,600	384,863
GDS Holdings Ltd. Class A (a)	452,384	459,531
Geely Automobile Holdings Ltd.	2,513,000	3,024,543
Genertec Universal Medical Group Co. Ltd. (d)	790,500	474,615
Genscript Biotech Corp. (a)	498,000	734,386
GF Securities Co. Ltd. (H Shares)	843,600	840,429
Giant Biogene Holding Co. Ltd. (d)	145,200	884,665
Gigadevice Semiconductor Beijing, Inc. (A Shares)	25,144	271,232
GoerTek, Inc. (A Shares)	122,600	266,222
Golden Solar New Energy Technology Holdings Ltd. (a)(b)	432,000	264,442
Goneo Group Co. Ltd. (A Shares)	17,400	286,580
Great Wall Motor Co. Ltd.:
(A Shares)	123,500	445,453
(H Shares)	811,500	1,226,292
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	75,000	435,119
Greentown China Holdings Ltd.	584,500	512,499
Greentown Management Holdings Co. Ltd. (d)	431,000	368,413
Greentown Service Group Co. Ltd.	880,000	399,804
Guangdong Haid Group Co. Ltd. (A Shares)	62,600	430,746
Guangdong Investment Ltd.	1,288,000	672,807
Guanghui Energy Co. Ltd. (A Shares)	225,600	229,342
Guangzhou Automobile Group Co. Ltd.	242,900	293,528
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,075,600	444,357
Guangzhou Baiyunshan Pharma Health (A Shares)	65,900	291,151
Guosen Securities Co. Ltd. (A Shares)	252,200	311,834
Guotai Junan Securities Co. Ltd. (A Shares)	210,600	398,630
H World Group Ltd. ADR	84,897	3,116,569
Haidilao International Holding Ltd. (d)	708,000	1,597,395
Haier Smart Home Co. Ltd.	745,200	2,760,239
Haier Smart Home Co. Ltd. (A Shares)	370,300	1,540,566
Hainan Airlines Co. Ltd. (A Shares) (a)	1,967,400	371,137
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	529,500	255,376
Haitian International Holdings Ltd.	283,000	921,688
Haitong Securities Co. Ltd. (H Shares)	1,922,000	917,989
Hangzhou First Applied Material Co. Ltd. (A Shares)	59,900	223,980
Hangzhou Steam Turbine Power G	301,547	271,444
Hansoh Pharmaceutical Group Co. Ltd. (d)	492,000	1,087,170
Hello Group, Inc. ADR	68,374	398,620
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	108,500	403,453
Hengan International Group Co. Ltd.	307,000	1,030,652
Hengli Petrochemical Co. Ltd. (A Shares) (a)	227,120	484,917
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	12,300	203,999
Hopson Development Holdings Ltd.	651,750	309,714
Hoshine Silicon Industry Co. Ltd. (A Shares)	37,700	251,094
Hua Hong Semiconductor Ltd. (b)(d)	274,000	539,973
Huadian Power International Corp. Ltd. (A Shares)	292,900	273,027
Huadong Medicine Co. Ltd. (A Shares)	63,100	286,639
Huaibei Mining Holdings Co. Ltd. (A Shares)	84,100	223,725
Huaneng Power International, Inc.:
(A Shares) (a)	227,600	293,703
(H Shares) (a)	1,790,000	1,139,338
Huatai Securities Co. Ltd. (H Shares) (d)	861,800	1,019,182
Huaxia Bank Co. Ltd. (A Shares)	405,600	375,397
Huayu Automotive Systems Co. Ltd. (A Shares)	127,500	289,496
Huizhou Desay SV Automotive Co. Ltd.	17,000	293,616
Hundsun Technologies, Inc. (A Shares)	98,200	277,436
HUTCHMED China Ltd. (a)	245,820	939,839
Hygeia Healthcare Holdings Co. (b)(d)	156,800	647,182
Hygon Information Technology Co. Ltd. (A Shares)	47,862	514,714
IEIT Systems Co. Ltd. (A Shares)	46,100	257,087
iFlytek Co. Ltd. (A Shares)	66,400	410,492
IMEIK Technology Development Co. Ltd. (A Shares)	9,520	281,610
Industrial & Commercial Bank of China Ltd.:
(A Shares)	4,335,600	3,247,623
(H Shares)	21,973,000	11,782,550
Industrial Bank Co. Ltd. (A Shares)	495,000	1,149,778
Industrial Securities Co. Ltd. (A Shares)	391,200	300,563
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	177,100	697,933
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	1,528,100	336,477
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	541,773	1,052,948
InnoCare Pharma Ltd. (a)(b)(d)	366,000	215,188
Innovent Biologics, Inc. (a)(d)	501,500	2,427,744
iQIYI, Inc. ADR (a)	198,854	964,442
JA Solar Technology Co. Ltd. (A Shares)	113,016	221,639
JCET Group Co. Ltd. (A Shares)	73,800	260,187
JD Health International, Inc. (a)(d)	468,900	1,599,336
JD Logistics, Inc. (a)(d)	895,000	968,681
JD.com, Inc. Class A	945,252	13,619,543
Jiangsu Eastern Shenghong Co. Ltd.	256,000	349,853
Jiangsu Expressway Co. Ltd. (H Shares)	564,000	553,124
Jiangsu Hengli Hydraulic Co. Ltd.	40,236	283,260
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	163,924	1,040,966
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	34,900	275,998
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	45,800	599,545
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	156,000	291,073
Jiangxi Copper Co. Ltd. (H Shares)	561,000	1,142,550
Jinan Acetate Chemical Co. Ltd.	18,503	461,184
Jinko Solar Co. Ltd. (A Shares)	247,479	257,229
JinkoSolar Holdings Co. Ltd. ADR (b)	18,344	442,457
Jinxin Fertility Group Ltd. (d)	1,215,500	409,921
Jiumaojiu International Holdings Ltd. (d)	459,000	288,279
JOYY, Inc. ADR	17,022	555,258
Kanzhun Ltd. ADR	91,504	1,810,864
KE Holdings, Inc. ADR	266,726	4,032,897
Kerry Logistics Network Ltd.	173,000	161,920
Keymed Biosciences, Inc. (a)(b)(d)	80,000	343,354
Kingboard Chemical Holdings Ltd.	320,000	703,288
Kingdee International Software Group Co. Ltd. (a)	1,223,000	1,290,297
Kingsoft Corp. Ltd.	411,800	1,337,932
Kuaishou Technology Class B (a)(d)	951,700	6,672,092
Kunlun Energy Co. Ltd.	1,670,000	1,618,863
Kweichow Moutai Co. Ltd. (A Shares)	29,200	6,846,413
Lb Group Co. Ltd. (A Shares)	105,500	305,012
Legend Holdings Corp. (H Shares) (d)	430,700	304,202
Lenovo Group Ltd.	3,290,000	3,700,459
Lens Technology Co. Ltd. (A Shares)	202,300	397,667
Li Auto, Inc. Class A (a)	463,630	6,074,434
Li Ning Co. Ltd.	967,000	2,531,479
Lifetech Scientific Corp. (a)(b)	2,080,000	456,155
Longfor Properties Co. Ltd. (d)	820,586	1,215,407
LONGi Green Energy Technology Co. Ltd.	206,456	516,982
Lufax Holding Ltd. ADR	91,056	399,736
Luxshare Precision Industry Co. Ltd. (A Shares)	186,178	746,295
Luye Pharma Group Ltd. (a)(b)(d)	1,057,000	372,442
Luzhou Laojiao Co. Ltd. (A Shares)	38,700	990,604
Mango Excellent Media Co. Ltd. (A Shares)	71,979	231,752
Maoyan Entertainment (a)(d)	200,400	247,768
Maxscend Microelectronics Co. Ltd. (A Shares)	12,288	153,108
Meitu, Inc. (b)(d)	1,285,500	527,469
Meituan Class B (a)(d)	2,046,042	27,937,744
Metallurgical Corp. China Ltd. (A Shares)	614,800	276,916
Microport Scientific Corp. (a)(b)	393,272	312,768
Midea Group Co. Ltd. (A Shares)	85,500	822,319
MINISO Group Holding Ltd.	159,828	901,598
Minth Group Ltd.	356,000	606,840
MMG Ltd. (a)(b)	1,300,000	589,452
Montage Technology Co. Ltd. (A Shares)	39,674	275,545
Muyuan Foodstuff Co. Ltd. (A Shares)	139,366	838,034
NARI Technology Co. Ltd. (A Shares)	211,330	683,522
National Silicon Industry Group Co. Ltd. (A Shares) (a)	114,848	209,599
NAURA Technology Group Co. Ltd.	14,700	643,710
NetDragon WebSoft, Inc.	170,500	238,833
NetEase, Inc.	779,605	14,613,416
New China Life Insurance Co. Ltd. (H Shares)	527,300	1,011,235
New Hope Liuhe Co. Ltd. (A Shares) (a)	229,900	282,655
New Horizon Health Ltd. (a)(b)(c)(d)	119,500	216,003
New Oriental Education & Technology Group, Inc. (a)	602,050	4,783,869
Nexteer Auto Group Ltd.	466,000	245,632
Ningbo Tuopu Group Co. Ltd. (A Shares)	34,300	295,154
Ningxia Baofeng Energy Group Co. Ltd.	229,200	523,933
NIO, Inc. sponsored ADR (a)(b)	555,922	2,623,952
Noah Holdings Ltd. sponsored ADR	22,669	284,949
Nongfu Spring Co. Ltd. (H Shares) (d)	816,800	4,798,635
Oppein Home Group, Inc. (A Shares)	22,900	196,645
Orient Securities Co. Ltd. (A Shares)	317,884	365,225
PDD Holdings, Inc. ADR (a)	240,797	30,142,968
People's Insurance Co. of China Group Ltd. (H Shares)	4,222,000	1,385,767
PetroChina Co. Ltd. (H Shares)	9,310,000	8,674,514
PICC Property & Casualty Co. Ltd. (H Shares)	2,825,000	3,509,733
Ping An Bank Co. Ltd. (A Shares)	508,200	755,357
Ping An Healthcare and Technology Co. Ltd. (a)(d)	312,200	441,403
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	494,790	2,812,664
(H Shares)	2,368,500	10,734,239
Poly Developments & Holdings (A Shares)	346,100	424,657
Poly Property Development Co. Ltd. (H Shares)	81,200	329,878
Poly Property Group Co. Ltd.	1,494,327	272,700
Pop Mart International Group Ltd. (d)	251,600	1,076,705
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	4,041,000	2,093,855
Power Construction Corp. of China Ltd. (A Shares)	552,200	386,386
Prosus NV	588,098	19,677,730
Qifu Technology, Inc. ADR	52,023	951,501
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	194,400	444,096
RLX Technology, Inc. ADR	245,362	476,002
Rongsheng Petrochemical Co. Ltd. (A Shares)	309,150	477,505
SAIC Motor Corp. Ltd. (A Shares)	197,300	403,999
Sailun Group Co. Ltd. A Shares	112,600	257,351
Sanan Optoelectronics Co. Ltd. (A Shares)	173,300	298,628
Sany Heavy Equipment International Holdings Co. Ltd. (b)	519,000	364,692
Sany Heavy Industry Co. Ltd. (A Shares)	260,300	584,916
Satellite Chemical Co. Ltd. (A Shares) (a)	122,219	324,618
SciClone Pharmaceuticals Holdings Ltd. (b)(d)	156,000	356,401
SDIC Capital Co. Ltd.	305,200	268,933
SDIC Power Holdings Co. Ltd. (A Shares)	212,100	465,781
Seres Group Co. Ltd. (A Shares) (a)	37,600	468,656
SF Holding Co. Ltd. (A Shares)	136,400	680,393
Shaanxi Coal Industry Co. Ltd. (A Shares)	233,500	790,818
Shandong Gold Mining Co. Ltd. (A Shares)	253,360	1,001,826
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	88,200	362,035
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	680,100	335,124
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,132,800	768,206
Shanghai Baosight Software Co. Ltd.	630,570	1,347,074
Shanghai Electric Group Co. Ltd. (A Shares) (a)	348,500	206,851
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	384,000	602,828
Shanghai Industrial Holdings Ltd.	305,000	425,822
Shanghai International Airport Co. Ltd. (A Shares) (a)	61,400	318,498
Shanghai MicroPort MedBot (Group) Co. Ltd. (H Shares) (a)(b)	128,500	241,634
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	455,500	647,293
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	726,800	770,495
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	313,400	309,946
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	364,600	340,094
Shanghai United Imaging Healthcare Co. Ltd. (A Shares) (a)	22,019	402,319
Shangri-La Asia Ltd.	612,000	426,864
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	85,800	250,178
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	31,100	1,120,125
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	162,000	234,411
Shengyi Technology Co. Ltd.	115,400	307,729
Shenwan Hongyuan Group Co. Ltd. (A Shares)	685,300	443,486
Shenzhen Inovance Technology Co. Ltd. (A Shares)	40,900	335,419
Shenzhen International Holdings Ltd.	686,456	549,026
Shenzhen Investment Ltd.	2,012,810	255,863
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	29,000	1,217,705
Shenzhen New Industries Biomedical Engineering Co. Ltd.	25,100	244,646
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	20,504	406,081
Shenzhou International Group Holdings Ltd.	336,700	3,309,496
Shoucheng Holdings Ltd. (b)	1,344,000	241,165
Shougang Fushan Resources Group Ltd.	1,048,335	399,368
Sichuan Chuantou Energy Co. Ltd. (A Shares)	158,900	364,624
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	199,160	199,279
Silergy Corp.	134,000	1,776,507
Simcere Pharmaceutical Group Ltd. (b)(d)	520,000	356,943
Sinopec Engineering Group Co. Ltd. (H Shares)	742,000	477,926
Sinopec Kantons Holdings Ltd.	716,000	366,676
Sinopharm Group Co. Ltd. (H Shares)	580,400	1,465,720
Sinotruk Hong Kong Ltd.	295,000	734,170
SITC International Holdings Co. Ltd.	568,000	1,231,762
Smoore International Holdings Ltd. (b)(d)	836,000	728,085
Spring Airlines Co. Ltd. (A Shares) (a)	36,200	283,164
Sun Art Retail Group Ltd.	1,302,500	268,847
Sungrow Power Supply Co. Ltd. (A Shares)	42,000	596,479
Sunny Optical Technology Group Co. Ltd.	296,400	1,433,901
TAL Education Group ADR (a)	180,342	2,171,318
TBEA Co. Ltd. (A Shares)	186,340	362,851
TCL Technology Group Corp. (A Shares)	681,110	447,774
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	136,025	195,230
Tencent Holdings Ltd.	2,663,125	116,866,448
Tencent Music Entertainment Group ADR (a)	305,295	3,831,452
TI Fluid Systems PLC (d)	159,389	276,042
Tianli Education International Holdings Ltd.	580,000	412,542
Tianneng Power International Ltd. (b)	448,000	344,220
Tianqi Lithium Corp. (A Shares)	45,400	246,224
Tingyi (Cayman Islands) Holding Corp.	890,000	982,291
Tong Ren Tang Technologies Co. Ltd. (H Shares)	470,000	322,846
Tongcheng Travel Holdings Ltd.	525,600	1,383,316
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	608,900	337,629
Tongwei Co. Ltd. (A Shares)	125,100	373,891
Topsports International Holdings Ltd. (d)	866,000	601,415
Towngas Smart Energy Co. Ltd.	588,892	226,867
TravelSky Technology Ltd. (H Shares)	424,000	550,790
Trina Solar Co. Ltd. (A Shares)	72,812	213,067
Trip.com Group Ltd. (a)(b)	222,282	10,826,769
Tsingtao Brewery Co. Ltd. (H Shares)	296,000	2,133,095
Tuya, Inc. ADR (a)	118,340	207,095
Unigroup Guoxin Microelectronics Co. Ltd. (a)	31,759	254,417
Unisplendour Corp. Ltd. (A Shares) (a)	114,460	327,600
Vipshop Holdings Ltd. ADR	142,934	2,149,727
VSTECS Holdings Ltd.	508,000	323,479
Wanhua Chemical Group Co. Ltd. (A Shares)	86,100	1,054,839
Want Want China Holdings Ltd.	2,022,000	1,153,251
Weibo Corp. sponsored ADR (b)	40,974	353,196
Weichai Power Co. Ltd. (H Shares)	989,000	2,020,886
Weimob, Inc. (a)(b)(d)	1,196,000	209,455
Wens Foodstuffs Group Co. Ltd. (A Shares)	191,300	502,656
Western Mining Co. Ltd. (A Shares)	106,400	293,396
Wharf Holdings Ltd.	439,000	1,412,420
Will Semiconductor Ltd.	32,795	458,270
Wilmar International Ltd.	770,100	1,810,177
Wingtech Technology Co. Ltd. (A Shares) (a)	49,700	214,861
Wuliangye Yibin Co. Ltd. (A Shares)	94,500	1,954,369
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	60,600	275,607
WuXi AppTec Co. Ltd.	30,316	182,174
WuXi AppTec Co. Ltd. (H Shares) (d)	193,197	869,597
Wuxi Biologics (Cayman), Inc. (a)(d)	1,558,500	2,699,847
XCMG Construction Machinery Co. Ltd. (A Shares)	372,600	360,595
XD, Inc. (a)	139,600	260,774
Xiaomi Corp. Class B (a)(d)	6,210,600	13,538,658
Xinjiang Daqo New Energy Co. Ltd. (A Shares) (a)	53,131	179,067
Xinte Energy Co. Ltd. (H Shares) (a)(b)	193,200	215,693
Xinyi Solar Holdings Ltd.	1,999,379	1,375,705
XPeng, Inc. Class A (a)	473,168	1,918,299
XTEP International Holdings Ltd.	671,219	424,225
Yadea Group Holdings Ltd. (d)	526,000	1,011,851
Yangzijiang Shipbuilding Holdings Ltd.	1,040,500	1,335,599
Yankuang Energy Group Co. Ltd. (H Shares)	1,090,000	2,364,615
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	312,200	360,274
Yihai International Holding Ltd.	232,000	478,192
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	65,500	283,237
Yonyou Network Technology Co. Ltd. (A Shares)	151,059	241,673
YTO Express Group Co. Ltd. (A Shares)	166,400	364,023
Yuexiu Property Co. Ltd.	777,720	464,159
Yuexiu Transport Infrastructure Ltd.	478,000	237,108
Yum China Holdings, Inc.	165,223	6,032,292
Yunnan Aluminium Co. Ltd. (A Shares)	143,700	283,565
Yunnan Baiyao Group Co. Ltd. (A Shares)	67,840	535,263
Zai Lab Ltd. (a)(b)	414,310	665,925
Zangge Mining Co. Ltd. (Series A)	63,700	252,425
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	15,400	504,121
Zhaojin Mining Industry Co. Ltd. (H Shares)	565,500	910,699
Zhejiang Chint Electric Co. Ltd. (A Shares)	112,900	321,157
Zhejiang Dahua Technology Co. Ltd. (A Shares)	90,000	222,228
Zhejiang Expressway Co. Ltd. (H Shares)	748,160	489,170
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	68,500	267,935
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	51,100	238,467
Zhejiang Juhua Co. Ltd. (A Shares)	88,500	288,715
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(d)	215,200	739,437
Zhejiang NHU Co. Ltd. (A Shares)	136,740	361,795
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	63,100	190,488
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	352,000	302,408
Zheshang Securities Co. Ltd.	187,400	291,181
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)	329,600	554,362
Zhongji Innolight Co. Ltd. (A Shares)	18,700	471,372
Zhongjin Gold Co. Ltd. (A Shares)	177,200	319,020
Zhongsheng Group Holdings Ltd. Class H	372,000	678,448
Zhongtai Securities Co. Ltd. (A Shares)	336,200	308,270
Zhongyu Energy Holdings Ltd. (a)(b)	438,000	273,194
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	262,900	942,238
Zijin Mining Group Co. Ltd. (H Shares)	2,756,000	6,012,135
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	250,100	293,141
ZTE Corp. (H Shares)	563,000	1,213,463
ZTO Express, Inc. sponsored ADR	174,102	3,654,401
TOTAL CHINA		838,402,263
Colombia - 0.0%
Bancolombia SA	106,214	915,124
Interconexion Electrica SA ESP	178,119	821,808
TOTAL COLOMBIA		1,736,932
Cyprus - 0.0%
Atalaya Mining PLC	53,318	296,141
Czech Republic - 0.0%
CEZ A/S	65,675	2,424,234
Komercni Banka A/S	33,217	1,225,421
MONETA Money Bank A/S (d)	175,776	709,243
TOTAL CZECH REPUBLIC		4,358,898
Denmark - 2.2%
A.P. Moller - Maersk A/S:
Series A	1,047	1,492,097
Series B	1,834	2,674,020
ALK-Abello A/S (a)	53,595	1,000,751
Alm. Brand A/S	355,978	618,857
Ambu A/S Series B (a)	77,626	1,250,097
Bavarian Nordic A/S (a)(b)	32,950	723,694
Better Collective A/S (a)(b)	15,825	424,330
Cadeler A/S (a)	79,943	379,978
Carlsberg A/S Series B	38,786	5,217,216
cBrain A/S	4,769	192,087
Cementir SpA	25,080	266,048
Chemometec A/S	6,579	281,464
Coloplast A/S Series B	50,550	6,094,570
D/S Norden A/S	10,007	422,966
Danske Bank A/S	275,557	7,964,417
Demant A/S (a)	40,449	1,946,951
DFDS A/S	15,781	483,666
DSV A/S	70,172	10,018,404
FLSmidth & Co. A/S	17,659	887,890
Genmab A/S (a)	26,654	7,399,953
GN Store Nord A/S (a)	54,955	1,498,723
H Lundbeck A/S	136,975	667,148
ISS A/S	62,637	1,175,861
Jyske Bank A/S (Reg.)	19,320	1,571,552
Matas A/S	16,930	273,733
Netcompany Group A/S (a)(d)	18,631	681,378
NKT A/S (a)	21,459	1,793,137
Novo Nordisk A/S Series B	1,313,378	168,430,629
Novonesis (NOVOZYMES) B Series B	149,514	8,313,346
ORSTED A/S (a)(d)	75,970	4,192,595
Pandora A/S	33,870	5,183,071
Per Aarsleff Holding A/S	7,952	373,200
Ringkjoebing Landbobank A/S	11,089	1,869,084
Rockwool International A/S Series B	3,695	1,213,885
Royal Unibrew A/S	20,454	1,545,266
Scandinavian Tobacco Group A/S (d)	26,958	435,099
Schouw & Co.	5,383	432,864
Spar Nord Bank A/S	31,574	560,199
Svitzer A/S	5,762	193,622
Sydbank A/S	23,067	1,176,965
Topdanmark A/S	19,707	822,241
Tryg A/S	140,276	2,779,869
Vestas Wind Systems A/S (a)	405,793	10,938,975
Zealand Pharma A/S (a)	21,570	1,953,642
TOTAL DENMARK		267,815,540
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	144,367	187,662
Centamin PLC	479,848	726,708
Commercial International Bank SAE	1,032,338	1,551,204
Eastern Co. SAE	509,747	234,366
EFG Holding SAE	560,643	173,407
Elsewedy Electric Co.	280,562	182,057
Ezz Steel Co. SAE (a)	115,674	138,156
Misr Fertilizers Production Co. SAE	183,891	161,217
Talaat Moustafa Group Holding	387,784	413,474
Telecom Egypt SAE	193,993	125,315
TOTAL EGYPT		3,893,566
Faroe Islands - 0.0%
Bakkafrost	20,650	1,262,218
Finland - 0.6%
Cargotec Corp. (B Shares)	15,747	1,243,585
Elisa Corp. (A Shares)	58,123	2,625,062
Fortum Corp.	181,321	2,395,601
Huhtamaki Oyj	39,449	1,513,915
Kemira Oyj	45,851	999,195
Kempower OYJ (a)(b)	8,982	184,331
Kesko Oyj	109,561	1,874,284
Kojamo OYJ	49,822	552,968
Kone OYJ (B Shares)	136,352	6,664,580
Konecranes Oyj	27,205	1,437,723
Mandatum Holding OY	171,288	795,539
Metsa Board OYJ (B Shares)	69,218	498,249
Metso Corp.	265,325	3,022,678
Neste OYJ	171,025	3,894,932
Nokia Corp.	2,156,028	7,837,920
Nokian Tyres PLC	51,938	454,512
Nordea Bank Abp (Helsinki Stock Exchange)	1,267,163	14,848,941
Orion Oyj (B Shares)	44,284	1,691,431
Outokumpu Oyj (A Shares)	152,935	621,023
Puuilo Oyj	34,960	381,301
Qt Group Oyj (a)(b)	7,933	615,062
Revenio Group Oyj	11,116	310,810
Sampo Oyj (A Shares)	181,375	7,339,924
Stora Enso Oyj (R Shares)	239,000	3,201,013
TietoEVRY Oyj	47,185	893,312
Tokmanni Group Corp.	23,122	351,383
UPM-Kymmene Corp.	216,624	7,610,483
Valmet Corp. (b)	64,187	1,607,019
Wartsila Corp.	191,001	3,538,598
TOTAL FINLAND		79,005,374
France - 5.8%
Abivax SA (a)	17,761	279,769
Accor SA	76,383	3,367,423
Adevinta ASA Class B (a)	134,440	1,372,417
Aeroports de Paris SA	14,237	1,815,650
Air France KLM (Reg.) (a)(b)	51,670	531,461
Air Liquide SA	210,760	41,220,149
Airbus Group NV	238,288	39,212,140
Alstom SA	117,099	1,846,425
ALTEN	12,535	1,480,873
Amundi SA (d)	23,650	1,659,483
Antin Infrastructure Partners SA	17,143	219,540
Arkema SA	24,682	2,556,358
AXA SA	726,043	25,135,586
Beneteau SA	19,723	257,211
bioMerieux SA	17,150	1,830,248
BNP Paribas SA	414,771	29,847,690
Bollore SA	286,108	1,862,540
Bouygues SA	76,706	2,833,197
Bureau Veritas SA	127,886	3,742,280
Capgemini SA	62,505	13,137,368
Carmila SA	31,199	524,738
Carrefour SA	230,511	3,877,938
Coface SA	47,936	739,223
Compagnie de St.-Gobain	183,020	14,473,699
Compagnie Generale des Etablissements Michelin SCA Series B	272,333	10,462,666
Compagnie Plastic Omnium SA	27,073	331,684
Covivio	21,868	1,093,597
Covivio rights (a)(e)	21,868	77,014
Credit Agricole SA	420,195	6,501,776
Danone SA	257,862	16,138,892
Dassault Aviation SA	8,422	1,808,377
Dassault Systemes SA	268,993	10,558,493
Derichebourg	60,843	259,077
Edenred SA	100,850	4,785,102
Eiffage SA	29,069	3,111,550
Elis SA	1,901	42,847
Elis SA	74,432	1,677,643
Engie SA	728,909	12,654,309
Eramet SA	4,423	431,193
Esker SA	2,662	496,587
EssilorLuxottica SA	118,297	25,350,309
Eurazeo SA	16,968	1,535,580
Eutelsat Communications (a)(b)	65,977	266,575
Forvia SE (a)	65,147	1,042,873
Gaztransport et Technigaz SA	14,592	2,040,008
Gecina SA	18,544	1,899,855
Getlink SE	144,789	2,472,301
Hermes International SCA	12,704	30,518,403
ICADE	16,212	432,536
ID Logistics Group (a)	1,311	484,088
Imerys SA	15,372	496,743
Interparfums SA	10,057	510,346
Ipsen SA	15,563	1,895,068
Ipsos SA	16,752	1,124,510
JCDecaux SA (a)	28,543	597,647
Kering SA	30,017	10,571,267
Klepierre SA	84,420	2,275,750
L'Oreal SA	96,690	45,366,414
La Francaise des Jeux SAEM (d)	44,008	1,665,391
Legrand SA	105,650	10,857,290
LVMH Moet Hennessy Louis Vuitton SE	111,069	91,236,112
Mercialys SA	46,698	506,335
Mersen SA	11,240	417,437
Metropole Television SA	23,120	327,173
Neoen SA (d)	31,275	959,913
Nexans SA	12,713	1,362,158
Nexity	21,184	238,284
Orange SA	749,541	8,342,604
Orpea (a)	32,805	448,122
Pernod Ricard SA	82,263	12,466,333
Peugeot Invest	2,904	327,890
Pluxee France SA	37,591	1,158,983
Publicis Groupe SA	91,932	10,144,399
Quadient SA	16,721	320,847
Remy Cointreau SA	9,659	916,347
Renault SA	77,175	3,849,561
Rexel SA	92,895	2,421,930
Rubis SCA	40,739	1,412,991
Safran SA	137,329	29,777,324
Sartorius Stedim Biotech	11,791	2,554,421
SCOR SE	62,693	2,049,999
SEB SA	10,427	1,237,400
Societe BIC SA	9,983	703,155
Societe Generale Series A	289,581	7,802,774
Sodexo SA	35,778	3,121,402
Soitec SA (a)	10,519	1,039,516
Sopra Steria Group	6,533	1,436,236
SPIE SA	57,061	2,081,408
Technip Energies NV	63,334	1,503,203
Teleperformance	23,191	2,115,582
Television Francaise 1 SA	28,368	259,754
Thales SA	38,280	6,452,639
TotalEnergies SE	871,976	63,304,343
Trigano SA	3,826	585,926
Ubisoft Entertainment SA (a)	39,932	944,784
Unibail-Rodamco-Westfield NV	47,368	3,967,253
Valeo SA	86,349	1,094,344
Vallourec SA (a)	65,967	1,145,056
Veolia Environnement SA	275,270	8,557,507
Verallia SA (d)	30,974	1,196,607
Vicat SA	9,509	351,628
VINCI SA	199,829	23,415,175
Virbac SA	1,796	665,092
Vivendi SA	270,377	2,760,234
VusionGroup (a)(b)	3,052	502,570
Wavestone	4,508	257,385
Wendel SA	11,456	1,174,292
Worldline SA (a)(d)	98,314	1,028,643
TOTAL FRANCE		715,600,238
Georgia - 0.0%
Bank of Georgia Group PLC	14,412	968,858
TBC Bank Group PLC	17,750	767,411
TOTAL GEORGIA		1,736,269
Germany - 4.7%
1&1 AG	17,748	312,521
adidas AG	65,126	15,735,359
Aixtron AG	46,733	1,090,234
Allianz SE	156,730	44,477,605
Amadeus Fire AG	3,014	362,826
Aroundtown SA (a)(b)	312,316	650,775
ATOSS Software AG	1,936	520,657
Aurubis AG	13,864	1,112,634
BASF AG	358,186	18,789,799
Bayer AG	396,036	11,559,467
Bayerische Motoren Werke AG (BMW)	122,284	13,369,877
BayWa AG (b)	9,332	224,080
Bechtle AG	33,214	1,605,703
Beiersdorf AG	40,485	6,072,546
Bilfinger Berger AG	12,571	586,269
Brenntag SE	54,164	4,327,194
CANCOM AG (b)	15,167	474,256
Carl Zeiss Meditec AG	16,376	1,731,918
Cewe Stiftung & Co. KGAA	3,207	341,567
Commerzbank AG	424,401	6,322,774
CompuGroup Medical AG	12,523	375,811
Continental AG	44,525	2,890,939
Covestro AG (a)(d)	76,391	3,830,020
CTS Eventim AG	25,315	2,247,745
Daimler Truck Holding AG	214,717	9,695,167
Dermapharm Holding SE	9,991	334,799
Deutsche Bank AG	776,069	12,431,595
Deutsche Borse AG	75,858	14,624,815
Deutsche Lufthansa AG	239,981	1,719,507
Deutsche Pfandbriefbank AG (b)(d)	57,370	272,575
Deutsche Telekom AG	1,293,232	29,622,211
Deutz AG	60,532	352,392
DHL Group	398,702	16,693,626
Duerr AG	22,752	585,171
E.ON SE	898,096	11,884,756
Eckert & Ziegler Strahlen-und Medizintechnik AG (b)	7,111	282,457
ELMOS Semiconductor AG	3,039	252,971
Encavis AG (a)(b)	52,763	951,617
Energiekontor AG	3,569	245,670
Evonik Industries AG	93,481	1,949,866
Evotec OAI AG (a)(b)	58,833	606,286
Fielmann AG	11,382	532,640
Flatex AG (b)	35,861	470,158
Formycon AG (a)	4,836	211,342
Fraport AG Frankfurt Airport Services Worldwide (a)(b)	15,675	787,571
Freenet AG	52,477	1,458,330
Fresenius Medical Care AG & Co. KGaA	83,198	3,502,861
Fresenius SE & Co. KGaA	170,783	5,097,802
GEA Group AG	65,839	2,662,982
Gerresheimer AG	14,153	1,525,512
GFT Technologies AG	9,482	279,290
Grand City Properties SA (a)	33,081	368,927
Grenkeleasing AG	14,048	328,325
Hamborner (REIT) AG	52,433	358,122
Hannover Reuck SE	24,304	6,027,812
HeidelbergCement AG	52,360	5,288,350
HelloFresh AG (a)(b)	66,892	448,508
Henkel AG & Co. KGaA	42,136	3,029,936
Hensoldt AG (b)	26,282	1,033,855
Hornbach Holding AG & Co. KGaA	4,511	354,321
Hugo Boss AG	23,298	1,256,608
Hypoport AG (a)(b)	1,970	522,653
Infineon Technologies AG	526,012	18,254,207
Ionos SE (a)	10,044	257,791
Jenoptik AG	22,796	614,036
JOST Werke AG (d)	6,667	322,311
K+S AG	74,028	1,108,013
KION Group AG	29,276	1,355,336
Knorr-Bremse AG	29,211	2,167,618
Krones AG	6,017	793,678
Lanxess AG	36,539	1,034,522
LEG Immobilien AG	29,938	2,553,431
Mercedes-Benz Group AG (Germany)	321,636	24,328,827
Merck KGaA	51,915	8,252,379
Metro Wholesale & Food Specialist AG (b)	58,344	312,569
Montana Aerospace AG (a)(d)	13,619	263,120
Morphosys AG (a)(b)	15,328	1,082,359
MTU Aero Engines AG	21,992	5,318,271
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	54,770	24,093,314
mutares AG	7,152	321,715
Nagarro SE (a)(b)	3,899	297,304
Nemetschek SE	23,592	2,103,570
Nordex SE (a)(b)	51,486	728,582
NORMA Group AG	18,663	372,451
Pfeiffer Vacuum Technology AG	1,720	283,781
PNE AG (b)	16,631	238,186
ProSiebenSat.1 Media AG	63,687	496,157
Puma AG	43,056	1,987,938
PVA TePla AG (a)	11,141	221,980
Rational AG	2,102	1,803,577
Rheinmetall AG	17,590	9,708,903
RWE AG	254,385	8,861,634
SAF-Holland SA	20,756	400,487
Salzgitter AG	11,325	292,482
SAP SE	419,696	75,783,268
Schaeffler AG	59,737	349,357
SCHOTT Pharma AG & Co. KGaA	15,925	668,250
Scout24 AG (d)	30,635	2,259,133
SGL Carbon AG (a)(b)	44,495	319,574
Siemens AG	305,411	57,213,733
Siemens Energy AG (a)	209,255	4,310,017
Siemens Healthineers AG (d)	112,750	6,252,827
Siltronic AG	6,979	544,448
Sirius Real Estate Ltd.	629,375	765,988
Sixt SE (b)	7,588	728,812
SMA Solar Technology AG	6,794	358,323
Softwareone Holding AG	46,840	797,949
Stabilus Se	10,796	670,551
Stroeer SE & Co. KGaA	14,473	929,052
Suedzucker AG (Bearer)	28,076	401,500
Suess MicroTec AG (b)	8,284	412,418
Symrise AG	53,271	5,724,877
TAG Immobilien AG (a)	72,880	1,041,441
Talanx AG	26,163	1,974,026
TeamViewer AG (a)(d)	58,899	780,056
Thyssenkrupp AG (b)	202,766	1,018,773
TUI AG (GB) (a)(b)	185,489	1,311,862
United Internet AG	40,884	987,815
VERBIO Vereinigte BioEnergie AG (b)	9,404	196,905
Vitesco Technologies Group AG	3,611	246,056
Volkswagen AG	11,450	1,616,431
Vonovia SE	294,989	8,524,009
Vossloh AG	6,997	339,758
Wacker Chemie AG	7,801	837,518
Wacker Construction Equipment AG	16,845	301,654
Zalando SE (a)(d)	90,620	2,371,096
TOTAL GERMANY		577,331,968
Ghana - 0.0%
Tullow Oil PLC (a)(b)	600,542	272,398
Greece - 0.1%
Aegean Airlines SA (a)	19,982	268,692
Alpha Bank SA (a)	941,829	1,600,653
Eurobank Ergasias Services and Holdings SA (a)	1,074,861	2,305,654
Ff Group (a)(c)	881	0
GEK Terna Holding Real Estate Construction SA	25,655	459,420
Hellenic Telecommunications Organization SA	80,213	1,222,415
Helleniq Energy Holdings SA	41,610	374,344
Jumbo SA	48,012	1,495,137
Lamda Development SA (a)	42,373	311,569
Motor Oil (HELLAS) Corinth Refineries SA	28,648	830,367
Mytilineos SA	40,894	1,667,127
National Bank of Greece SA (a)	316,298	2,551,902
OPAP SA	76,174	1,268,982
Piraeus Financial Holdings SA (a)	439,266	1,759,678
Public Power Corp. of Greece (a)	86,532	1,037,980
Terna Energy SA	24,073	468,598
TOTAL GREECE		17,622,518
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	56,114	1,155,845
Hong Kong - 1.1%
AIA Group Ltd.	4,579,800	33,544,095
Alibaba Pictures Group Ltd. (a)	6,060,000	360,926
ASMPT Ltd.	127,600	1,585,772
Bank of East Asia Ltd.	480,581	605,097
Brightoil Petroleum Holdings Ltd. (a)(c)	26,000	0
Cafe de Coral Holdings Ltd.	216,000	224,022
Chow Sang Sang Holdings International Ltd.	211,000	226,693
CK Asset Holdings Ltd.	786,988	3,356,957
CK Infrastructure Holdings Ltd.	253,000	1,429,232
CLP Holdings Ltd.	658,000	5,175,869
Concord New Energy Group Ltd.	3,660,000	284,125
Cowell e Holdings, Inc. (a)(b)	128,000	290,402
Dah Sing Financial Holdings Ltd.	135,600	379,803
Fortune (REIT)	752,000	369,441
Futu Holdings Ltd. ADR (a)	22,673	1,458,101
Grand Pharmaceutical Group, Ltd.	826,000	455,952
Hang Lung Properties Ltd.	802,000	885,178
Hang Seng Bank Ltd.	310,400	4,093,115
Henderson Land Development Co. Ltd.	590,345	1,779,786
HKT Trust/HKT Ltd. unit	1,545,000	1,705,646
Hong Kong & China Gas Co. Ltd.	4,495,038	3,417,812
Hong Kong Exchanges and Clearing Ltd.	484,374	15,390,706
Hong Kong Resources Holdings Co. Ltd. (a)(e)	7,503	903
Hongkong Land Holdings Ltd.	445,639	1,423,897
Hutchison Port Holdings Trust	2,376,600	303,913
Hysan Development Co. Ltd.	338,000	526,801
Jardine Matheson Holdings Ltd.	63,958	2,447,618
Johnson Electric Holdings Ltd.	177,306	241,877
Kerry Properties Ltd.	299,000	579,646
Kingboard Laminates Holdings Ltd.	438,500	375,631
Link (REIT)	1,044,920	4,477,268
Luk Fook Holdings International Ltd.	183,000	438,717
Man Wah Holdings Ltd.	718,000	524,032
Melco Crown Entertainment Ltd. sponsored ADR (a)	92,947	607,873
Melco International Development Ltd. (a)(b)	380,000	285,445
MH Development Ltd. (a)(c)	74,000	0
MTR Corp. Ltd.	627,287	2,061,540
New World Development Co. Ltd. (b)	624,822	663,531
Nine Dragons Paper (Holdings) Ltd. (a)	825,000	364,491
NWS Holdings Ltd.	408,000	344,900
Orient Overseas International Ltd.	56,000	816,761
Pacific Basin Shipping Ltd.	2,256,000	781,158
PAX Global Technology Ltd.	457,000	382,362
PCCW Ltd.	1,778,886	889,433
Power Assets Holdings Ltd.	555,500	3,186,434
Prudential PLC	1,109,414	9,648,962
Sino Biopharmaceutical Ltd.	4,327,000	1,478,530
Sino Land Ltd.	1,546,432	1,653,445
Skyworth Group Ltd.	658,625	270,854
SMI Corp. Ltd. (a)(c)	7,200	2,154
SSY Group Ltd.	820,000	499,054
Stella International Holdings Ltd.	253,000	461,177
Sun Hung Kai Properties Ltd.	577,500	5,327,414
Swire Pacific Ltd. (A Shares)	169,000	1,431,212
Swire Properties Ltd.	470,600	973,280
Techtronic Industries Co. Ltd.	553,500	7,648,984
The United Laboratories International Holdings Ltd.	422,000	497,641
United Energy Group Ltd. (b)	3,330,000	237,537
Vitasoy International Holdings Ltd. (b)	398,000	297,051
Vtech Holdings Ltd.	91,100	526,577
WH Group Ltd. (d)	3,395,500	2,467,986
Wharf Real Estate Investment Co. Ltd.	686,000	2,128,324
Xinyi Glass Holdings Ltd.	720,393	769,816
Yue Yuen Industrial (Holdings) Ltd.	373,500	661,303
TOTAL HONG KONG		135,724,262
Hungary - 0.1%
Magyar Telekom PLC	157,530	397,715
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	174,755	1,434,146
OTP Bank PLC	90,286	4,480,114
Richter Gedeon PLC	57,617	1,467,218
TOTAL HUNGARY		7,779,193
India - 5.4%
360 ONE WAM Ltd.	53,443	501,947
3M India Ltd.	1,295	472,062
Aarti Industries Ltd.	79,981	708,084
Aavas Financiers Ltd. (a)	22,739	442,314
ABB India Ltd.	21,426	1,677,243
Action Construction Equipment Ltd.	18,080	326,968
Adani Enterprises Ltd.	68,643	2,507,516
Adani Green Energy Ltd. (a)	127,763	2,744,673
Adani Ports & Special Economic Zone Ltd.	211,406	3,348,149
Adani Power Ltd. (a)	305,569	2,234,547
Aditya Birla Fashion and Retail Ltd. (a)	158,047	497,111
Aegis Logistics Ltd.	64,214	526,906
Affle (India) Ltd. (a)	32,805	439,085
Ahluwalia Contracts (India) Ltd.	15,667	209,090
AIA Engineering Ltd.	17,778	806,557
Ajanta Pharma Ltd.	19,388	514,081
Alembic Pharmaceuticals Ltd.	24,980	298,828
Alkyl Amines Chemicals	10,400	254,108
Alok Industries Ltd. (a)	550,931	179,449
Amara Raja Energy & Mobility L	54,758	720,026
Amber Enterprises India Ltd. (a)	8,233	377,918
Ambuja Cements Ltd.	244,798	1,814,292
Anand Rathi Wealth Ltd.	7,315	349,337
Anant Raj Ltd.	54,078	234,118
Angel One Ltd.	15,788	524,837
Apar Industries Ltd.	7,642	719,580
APL Apollo Tubes Ltd.	68,425	1,274,011
Apollo Hospitals Enterprise Ltd.	40,777	2,899,441
Apollo Tyres Ltd.	135,537	825,886
Aptus Value Housing Finance India Ltd.	87,913	343,892
Archean Chemical Industries Ltd.	27,685	216,122
Arvind Mills Ltd.	67,596	253,363
Asahi India Glass Ltd.	37,911	272,652
Ashok Leyland Ltd.	599,531	1,380,280
Asian Paints Ltd.	152,580	5,246,943
Aster DM Healthcare Ltd. (d)	58,455	242,868
Astral Ltd.	56,381	1,426,554
Atul Ltd.	7,244	519,162
AU Small Finance Bank Ltd. (d)	76,362	578,406
Aurobindo Pharma Ltd.	108,996	1,503,837
Avenue Supermarts Ltd. (a)(d)	64,327	3,548,554
Axis Bank Ltd.	919,558	12,831,628
Bajaj Auto Ltd.	27,329	2,916,754
Bajaj Electricals Ltd.	25,156	284,961
Bajaj Finance Ltd.	111,191	9,220,915
Bajaj Finserv Ltd.	152,133	2,937,980
Bajaj Holdings & Investment Ltd.	10,926	1,061,050
Balkrishna Industries Ltd.	33,115	961,922
Balrampur Chini Mills Ltd.	67,958	321,750
Bandhan Bank Ltd. (d)	348,066	783,374
Bank of Baroda	430,721	1,447,809
BASF India Ltd.	5,424	242,900
Bata India Ltd.	28,867	472,794
Bayer CropScience Ltd.	6,372	417,058
Beml Ltd.	8,650	362,405
Berger Paints India Ltd.	120,459	733,560
Bharat Dynamics Ltd.	20,864	492,730
Bharat Electronics Ltd.	1,486,298	4,155,062
Bharat Forge Ltd.	105,791	1,609,279
Bharat Heavy Electricals Ltd.	426,787	1,435,185
Bharat Petroleum Corp. Ltd.	309,042	2,248,130
Bharti Airtel Ltd.	903,688	14,300,127
Bikaji Foods International Ltd.	37,448	238,587
Biocon Ltd.	194,705	695,464
Birla Corp. Ltd.	15,255	262,978
Birlasoft Ltd.	71,699	556,150
BLS International Services Ltd.	52,490	220,024
Blue Dart Express Ltd.	3,477	262,573
Blue Star Ltd.	57,216	1,023,118
Brigade Enterprises Ltd.	53,822	665,659
Britannia Industries Ltd.	43,698	2,496,858
Brookfield India Real Estate Trust (d)	91,586	277,388
BSE Ltd.	27,193	902,510
Can Finance Homes Ltd.	41,862	381,403
Carborundum Universal Ltd.	51,590	876,975
Castrol India Ltd.	194,734	490,342
CCL Products (India) Ltd.	39,865	282,432
CEAT Ltd.	10,396	319,459
Cello World Ltd.	26,544	287,447
Central Depository Services (India) Ltd.	22,455	564,369
Century Plyboards India Ltd.	28,498	216,970
Century Textiles & Industries Ltd.	19,758	471,479
Cera Sanitaryware Ltd.	3,366	289,535
CESC Ltd. GDR	273,425	480,228
Cg Power & Industrial Soluti	245,276	1,623,617
Chalet Hotels Ltd. (a)	28,337	293,062
Chambal Fertilizers & Chemicals Ltd.	92,079	467,192
Chemplast Sanmar Ltd. (a)	41,898	250,538
Chennai Petroleum Corp. Ltd.	20,280	247,967
Cholamandalam Financial Holdings Ltd.	40,029	516,201
Cholamandalam Investment and Finance Co. Ltd.	169,908	2,424,605
CIE Automotive India Ltd.	65,713	385,040
Cipla Ltd./India (a)	212,141	3,550,292
City Union Bank Ltd.	206,086	395,897
Clean Science & Technology Ltd.	13,518	213,702
CMS Info Systems Ltd.	74,316	368,814
Coal India Ltd.	622,630	3,384,243
Cochin Shipyard Ltd. (d)	34,163	532,870
Coforge Ltd.	24,423	1,486,797
Colgate-Palmolive Ltd.	56,301	1,904,775
Computer Age Management Services Private Ltd.	19,308	739,831
Container Corp. of India Ltd.	105,644	1,297,245
Coromandel International Ltd.	51,804	748,812
Craftsman Automation Ltd.	4,786	253,380
CreditAccess Grameen Ltd. (a)	24,392	440,607
CRISIL Ltd.	7,772	405,303
Crompton Greaves Consumer Electricals Ltd.	280,387	1,068,518
Cummins India Ltd.	56,141	2,197,517
Cyient Ltd.	34,931	753,328
Dabur India Ltd.	256,574	1,559,040
Data Patterns India Ltd. (a)	9,300	330,127
Deepak Fertilisers and Petrochemicals Corp. Ltd.	35,686	258,110
Deepak Nitrite Ltd.	29,376	854,740
Delhivery Private Ltd. (a)	156,757	842,497
Devyani International Ltd. (a)	173,771	345,166
Divi's Laboratories Ltd.	48,230	2,308,705
Dixon Technologies India Ltd.	13,333	1,330,281
DLF Ltd.	300,556	3,201,398
Dr Lal Pathlabs Ltd. (d)	18,029	511,679
Dr. Reddy's Laboratories Ltd.	47,367	3,513,993
E.I.D. Parry (India) Ltd.	42,406	313,477
eClerx Services Ltd.	9,867	290,234
Edelweiss Financial Services Ltd.	274,120	256,736
Eicher Motors Ltd.	55,893	3,076,237
EIH Ltd.	80,534	461,013
Elecon Engineering Co. Ltd.	20,445	277,249
Electrosteel Castings Ltd.	132,803	304,333
Elgi Equipments Ltd.	81,766	636,292
Emami Ltd.	93,142	543,339
Embassy Office Parks (REIT)	350,542	1,498,614
Endurance Technologies Ltd. (d)	13,199	312,225
Engineers India Ltd.	116,611	340,367
Equitas Small Finance Bank Ltd. (d)	299,998	348,474
Eris Lifesciences Ltd. (a)(d)	26,583	285,058
Exide Industries Ltd.	193,236	1,092,846
Federal Bank Ltd.	766,656	1,488,689
Fine Organic Industries Ltd.	6,339	333,043
Finolex Cables Ltd.	31,925	402,101
Finolex Industries Ltd.	124,036	394,781
Firstsource Solutions Ltd.	155,203	391,758
Five Star Business Finance Ltd. (a)	51,284	465,030
Fortis Healthcare Ltd.	192,841	1,014,471
GAIL India Ltd.	931,491	2,326,313
Garware Technical Fibres Ltd.	5,014	194,197
Gateway Distriparks Ltd.	217,087	277,540
Ge T&D India Ltd. (a)	28,922	392,992
GHCL Ltd.	41,035	251,880
Gland Pharma Ltd. (a)(d)	14,721	300,640
GlaxoSmithKline Pharmaceuticals Ltd.	19,275	481,767
Glenmark Pharmaceuticals Ltd.	61,287	775,328
Global Health Ltd. (a)	34,056	587,753
GMM Pfaudler Ltd.	18,871	322,399
GMR Airports Infrastructure Ltd. (a)	988,610	1,005,219
Go Fashion (INDIA) Ltd. (a)	17,131	225,638
Godawari Power & Ispat Ltd.	25,907	275,660
Godfrey Phillips India Ltd.	6,318	252,912
Godrej Consumer Products Ltd.	168,228	2,454,499
Godrej Industries Ltd. (a)	29,319	336,949
Godrej Properties Ltd. (a)	52,328	1,653,431
Gokaldas Exports Ltd.	25,380	267,479
Granules India Ltd.	66,877	338,887
Graphite India Ltd.	35,342	285,651
Grasim Industries Ltd.	106,862	3,080,292
Great Eastern Shipping Co. Ltd.	43,491	566,589
Grindwell Norton Ltd.	20,847	531,133
Gujarat Fluorochemicals Ltd.	12,250	530,726
Gujarat Gas Ltd.	63,521	415,334
Gujarat Narmada Valley Fertilizers Co.	48,249	411,260
Gujarat Pipavav Port Ltd.	131,111	330,419
Gujarat State Fertilizers & Chemicals Ltd.	102,880	302,554
Gujarat State Petronet Ltd.	121,440	428,380
Happiest Minds Technologies Ltd.	42,425	412,816
Havells India Ltd.	102,120	2,031,871
HBL Power Systems Ltd. (a)	51,916	317,456
HCL Technologies Ltd.	379,657	6,192,339
HDFC Asset Management Co. Ltd. (d)	39,474	1,839,713
HDFC Bank Ltd.	1,129,769	20,511,437
HDFC Standard Life Insurance Co. Ltd. (d)	391,377	2,731,053
Hero Motocorp Ltd.	48,544	2,633,834
Hfcl Ltd.	327,290	393,097
Himadri Speciality Chemical Ltd.	80,854	362,630
Hindalco Industries Ltd.	543,228	4,176,654
Hindustan Aeronautics Ltd.	81,095	3,825,915
Hindustan Construction Co. Ltd. (a)	633,061	285,827
Hindustan Copper Ltd.	106,666	490,704
Hindustan Petroleum Corp. Ltd.	233,271	1,383,306
Hindustan Unilever Ltd.	329,897	8,808,094
Hitachi Energy India Ltd.	4,661	533,827
Home First Finance Co. India Ltd. (d)	24,283	264,831
Honasa Consumer Ltd.	45,012	230,761
ICICI Bank Ltd.	2,085,554	28,728,568
ICICI Lombard General Insurance Co. Ltd. (d)	98,655	2,015,733
ICICI Prudential Life Insurance Co. Ltd. (d)	150,316	1,028,742
ICICI Securities Ltd. (d)	40,869	370,107
IDFC Bank Ltd. (a)	1,470,673	1,442,968
IDFC Ltd. (a)	535,650	778,853
Iifl Finance Ltd.	91,914	447,313
Iifl Finance Ltd. rights 5/14/24 (a)	10,212	11,610
India Cements Ltd./The (a)	84,072	225,418
Indiabulls Housing Finance Ltd.	183,565	372,940
Indiabulls Real Estate Ltd. (a)	203,902	322,573
IndiaMART InterMESH Ltd. (d)	14,018	442,800
Indian Energy Exchange Ltd. (d)	219,179	409,754
Indian Oil Corp. Ltd.	1,143,686	2,308,884
Indian Railway Catering & Tourism Corp. Ltd.	99,550	1,235,791
Indian Renewable Energy Development Agency Ltd.	275,322	584,550
Indraprastha Gas Ltd.	133,205	747,118
IndusInd Bank Ltd.	118,817	2,153,592
Infibeam Avenues Ltd.	518,427	210,575
Info Edge India Ltd.	29,113	2,104,962
Infosys Ltd.	1,334,561	22,527,014
Inox Wind Ltd. (a)	50,080	373,499
Intellect Design Arena Ltd.	36,238	467,931
InterGlobe Aviation Ltd. (a)(d)	69,919	3,333,066
Ion Exchange (INDIA) Ltd.	36,448	247,245
Ipca Laboratories Ltd.	59,836	960,782
IRB Infrastructure Developers Ltd.	513,802	416,265
Ircon International Ltd. (d)	143,575	429,725
ITC Ltd.	1,190,048	6,203,426
J.B. Chemicals & Pharmaceuticals Ltd.	30,010	684,659
Jai Balaji Industries Ltd. (a)	15,569	190,435
Jaiprakash Power Ventures Ltd. (a)	1,441,874	342,942
JBM Auto Ltd.	10,451	237,850
Jindal Saw Ltd.	51,617	341,435
Jindal Steel & Power Ltd.	145,592	1,616,490
Jio Financial Services Ltd.	1,152,132	5,186,747
JK Cement Ltd.	15,525	742,441
JK Lakshmi Cement Ltd.	32,115	305,523
JK Tyre & Industries Ltd.	48,765	245,639
JM Financial Ltd.	213,310	226,000
JSW Steel Ltd.	244,283	2,573,020
Jubilant Foodworks Ltd.	173,241	959,496
Jubilant Ingrevia Ltd.	39,893	263,810
Jubilant Pharmova Ltd.	31,838	256,808
Jupiter Wagons Ltd.	50,782	248,045
Jyothy Laboratories Ltd.	64,884	336,444
Kajaria Ceramics Ltd.	39,847	574,135
Kalpataru Power Transmission Ltd.	41,294	606,392
Kalyan Jewellers India Ltd.	107,244	529,967
Kansai Nerolac Paints Ltd.	109,111	364,751
Kaynes Technology India Ltd. (a)	11,279	359,945
KEC International Ltd.	54,397	486,663
KEI Industries Ltd.	24,712	1,182,462
KFin Technologies Ltd. (a)	35,571	318,093
Kirloskar Oil Engines Ltd.	35,777	436,739
KNR Constructions Ltd.	80,338	254,895
Kotak Mahindra Bank Ltd.	438,836	8,526,524
KPI Green Energy Ltd. (d)	10,332	224,110
KPIT Technologies Ltd.	68,494	1,220,743
KPR Mill Ltd.	36,056	365,167
Krishna Institute of Medical Sciences Ltd. (a)(d)	22,798	555,551
KSB Ltd.	6,258	338,162
L&T Finance Ltd.	328,755	654,431
Lakshmi Machine Works Ltd.	1,875	378,563
Larsen & Toubro Ltd.	270,029	11,604,144
Laurus Labs Ltd. (d)	159,901	860,960
Lemon Tree Hotels Ltd. (a)(d)	218,829	399,103
LIC Housing Finance Ltd.	126,838	1,021,225
Ltimindtree Ltd. (d)	35,970	2,019,713
Lupin Ltd.	93,270	1,835,967
Macrotech Developers Ltd. (d)	98,393	1,457,030
Mahanagar Gas Ltd.	22,616	390,793
Maharashtra Seamless Ltd.	20,500	221,363
Mahindra & Mahindra Financial Services Ltd.	215,035	671,082
Mahindra & Mahindra Ltd.	376,266	9,702,605
Mahindra Lifespace Developers Ltd.	43,102	327,495
Manappuram General Finance & Leasing Ltd.	252,001	601,499
Marico Ltd.	213,379	1,323,800
Maruti Suzuki India Ltd.	56,694	8,695,480
Mastek Ltd.	8,482	272,914
Max Financial Services Ltd. (a)	109,316	1,322,444
Max Healthcare Institute Ltd.	315,198	3,166,507
MedPlus Health Services Ltd. (a)	27,853	232,480
Metropolis Healthcare Ltd. (d)	13,203	286,811
Mindspace Business Parks (REIT) (d)	83,608	355,263
Motherson Sumi Wiring India Ltd.	783,125	646,841
Motilal Oswal Financial Services Ltd.	16,743	476,018
Mphasis BFL Ltd.	32,728	903,652
MRF Ltd.	955	1,519,703
Mrs Bectors Food Specialities Ltd.	15,043	229,170
MTAR Technologies Pvt Ltd. (a)	10,494	236,284
Multi Commodity Exchange of India Ltd.	11,103	545,379
Muthoot Finance Ltd.	49,990	1,027,983
Narayana Hrudayalaya Ltd.	31,442	484,406
Natco Pharma Ltd.	36,008	437,541
National Aluminium Co. Ltd.	351,358	777,875
Nava Bharat Ventures Ltd.	34,897	209,715
Navin Fluorine International Ltd.	15,961	652,189
NBBC India Ltd.	232,321	387,690
Ncc Ltd.	181,376	524,527
Nestle India Ltd.	135,358	4,061,954
Neuland Laboratories Ltd.	3,568	324,944
Newgen Software Technologies Ltd.	28,431	314,948
Nexus Select Trust	201,773	323,032
NIIT Learning Systems Ltd.	38,576	229,792
Nippon Life India Asset Management Ltd. (d)	54,941	386,753
Nlc India Ltd.	96,887	280,168
NMDC Ltd.	428,423	1,299,754
NMDC Steel Ltd. (a)	341,750	262,601
NTPC Ltd.	1,751,414	7,609,368
Nuvoco Vistas Corp. Ltd. (a)	80,391	325,567
Oil & Natural Gas Corp. Ltd.	1,269,161	4,283,159
Olectra Greentech Ltd.	16,422	338,910
One97 Communications Ltd. (a)	106,509	474,586
Page Industries Ltd.	2,584	1,075,373
Paisalo Digital Ltd.	240,544	205,667
PB Fintech Ltd. (a)	102,827	1,556,933
Pcbl Ltd. /India	80,974	261,206
Persistent Systems Ltd.	40,710	1,637,216
Petronet LNG Ltd.	315,810	1,171,891
Phoenix Mills Ltd.	40,501	1,527,069
PI Industries Ltd.	33,737	1,474,059
Pidilite Industries Ltd.	60,907	2,220,908
Piramal Enterprises Ltd.	46,642	515,081
Piramal Pharma Ltd. (a)	242,816	416,502
PNB Housing Finance Ltd. (a)(d)	49,631	472,315
PNC Infratech Ltd.	56,231	301,611
Poly Medicure Ltd.	14,502	285,335
Polycab India Ltd.	18,593	1,261,374
Poonawalla Fincorp Ltd.	97,027	567,841
Power Finance Corp. Ltd.	599,954	3,161,609
Power Grid Corp. of India Ltd.	1,873,261	6,754,514
Praj Industries Ltd.	54,963	360,472
Procter & Gamble Health Ltd.	4,688	275,909
PTC India Ltd.	106,858	286,682
Punjab National Bank	910,744	1,535,542
PVR INOX Ltd. (a)	35,212	572,204
Quess Corp. Ltd. (d)	35,779	266,925
Radico Khaitan Ltd.	30,716	645,349
RailTel Corp. of India Ltd.	46,293	220,672
Rain Industries Ltd.	101,325	210,947
Rainbow Children's Medicare Ltd.	23,720	390,037
Ramkrishna Forgings Ltd.	38,210	342,706
Rategain Travel Technologies Ltd. (a)	24,310	202,123
Ratnamani Metals & Tubes Ltd.	12,527	473,379
Raymond Ltd.	15,539	390,173
RBL Bank Ltd. (d)	199,162	618,661
REC Ltd.	531,812	3,220,640
Redington (India) Ltd.	254,022	663,972
Relaxo Footwears Ltd.	35,809	357,077
Reliance Industries Ltd.	1,223,871	42,950,870
Reliance Infrastructure Ltd. (a)	102,236	217,531
Reliance Power Ltd. (a)	1,138,703	370,555
Restaurant Brands Asia Ltd. (a)	204,547	244,419
RHI Magnesita India Ltd.	37,956	294,876
RITES Ltd.	23,229	189,797
Route Mobile Ltd.	15,086	275,211
Safari Industries India Ltd.	10,880	275,053
Samvardhana Motherson International Ltd.	974,974	1,526,481
Sanofi India Ltd.	4,205	419,147
Sapphire Foods India Ltd. (a)	18,746	319,323
SBI Cards & Payment Services Ltd.	115,323	1,004,013
SBI Life Insurance Co. Ltd. (d)	183,614	3,158,071
Sheela Foam Private Ltd. (a)	25,489	275,591
Shipping Corp. of India Ltd.	73,017	198,043
Shree Cement Ltd.	3,772	1,104,011
Shriram Finance Ltd.	114,828	3,502,419
Shyam Metalics & Energy Ltd.	28,398	212,975
Siemens Ltd.	35,476	2,477,951
SJVN Ltd.	327,855	524,008
SKF India Ltd.	10,992	608,823
Sobha Ltd.	16,850	357,272
Sona Blw Precision Forgings Ltd. (d)	170,359	1,273,057
Sonata Software Ltd.	74,676	618,109
South Indian Bank Ltd.	676,923	248,911
SRF Ltd.	59,990	1,878,576
Star Health & Allied Insurance Co. Ltd. (a)	70,158	480,291
State Bank of India	717,567	7,086,078
Sterling & Wilson Renewable Energy Ltd. (a)	43,670	342,663
Strides Pharma Science Ltd.	28,892	309,727
Sumitomo Chemical India Ltd.	54,431	261,079
Sun Pharmaceutical Industries Ltd.	384,742	6,909,990
Sun TV Ltd.	45,035	353,127
Sundram Fasteners Ltd.	46,877	626,986
Supreme Industries Ltd.	26,027	1,575,872
Supreme Petrochem Ltd.	33,922	275,704
Suven Pharmaceuticals Ltd. (a)	47,824	377,083
Suzlon Energy Ltd. (a)	3,595,676	1,781,282
Swan Energy Ltd.	47,215	350,216
Syngene International Ltd. (d)	78,983	651,072
Tamilnad Mercantile Bank Ltd.	44,795	260,934
Tanla Solutions Ltd.	29,858	326,774
Tata Chemicals Ltd.	60,415	776,006
Tata Communications Ltd.	47,592	984,737
Tata Consultancy Services Ltd.	361,789	16,507,396
Tata Consumer Products Ltd.	232,052	3,072,020
Tata Elxsi Ltd.	13,780	1,163,035
Tata Investment Corp. Ltd.	5,038	399,662
Tata Motors Ltd.	658,068	7,933,424
Tata Motors Ltd. Class A	196,869	1,605,378
Tata Power Co. Ltd./The	580,990	3,117,146
Tata Steel Ltd.	2,963,358	5,839,661
Tata Teleservices (Maharashtra) Ltd. (a)	268,999	264,197
TeamLease Services Ltd. (a)	6,585	261,218
Tech Mahindra Ltd.	217,709	3,278,572
Tejas Networks Ltd. (a)(d)	35,986	492,259
Texmaco Rail & Engineering Ltd.	91,208	198,969
The Indian Hotels Co. Ltd.	349,129	2,405,134
The Jammu & Kashmir Bank Ltd.	163,813	267,664
The Karnataka Bank Ltd.	84,945	235,080
The Karur Vysya Bank Ltd.	184,157	449,288
The Ramco Cements Ltd.	52,529	499,210
Timken India Ltd.	14,943	597,592
Titagarh Rail System Ltd.	30,069	380,716
Titan Co. Ltd.	141,643	6,075,793
Torrent Pharmaceuticals Ltd.	41,786	1,319,617
Trent Ltd.	73,016	3,853,047
Trident Ltd.	597,420	280,575
Triveni Turbine Ltd.	60,707	390,583
TTK Prestige Ltd.	27,336	229,810
Tube Investments of India Ltd.	42,827	1,920,614
TVS Holdings Ltd.	2,200	229,322
Tvs Motor Co. Ltd.	96,599	2,377,825
Ultratech Cement Ltd.	46,525	5,547,199
Union Bank of India Ltd.	609,408	1,122,997
United Spirits Ltd.	118,353	1,664,479
Uno Minda Ltd.	86,544	763,736
UPL Ltd.	190,260	1,154,363
Usha Martin Ltd.	74,519	335,444
UTI Asset Management Co. Ltd.	30,411	346,426
V-Guard Industries Ltd.	93,836	385,021
Vardhman Textiles Ltd.	47,996	255,979
Varun Beverages Ltd.	183,080	3,237,729
Vedanta Ltd.	378,853	1,807,623
Vinati Organics Ltd.	15,750	308,231
VIP Industries Ltd.	34,738	227,993
Voltamp Transformers Ltd.	2,975	369,806
Voltas Ltd.	83,851	1,478,394
Welspun Gujarat Stahl Rohren Ltd.	43,840	295,321
Westlife Foodworld Ltd.	29,662	300,567
Whirlpool of India Ltd.	17,244	311,179
Wipro Ltd.	526,722	2,899,898
Yes Bank Ltd. (a)	5,295,099	1,655,653
Zee Entertainment Enterprises Ltd. (a)	357,991	628,993
Zensar Technologies Ltd.	52,911	387,467
ZF Commercial Vehicle Control Systems India Ltd.	2,104	344,429
Zomato Ltd. (a)	2,463,994	5,685,102
TOTAL INDIA		658,715,952
Indonesia - 0.5%
Amman Mineral Internasional PT	2,614,700	1,556,950
First Pacific Co. Ltd.	1,012,000	473,287
First Resources Ltd.	286,700	295,363
Golden Agri-Resources Ltd.	2,701,700	539,924
Nickel Industries Ltd.	730,452	438,720
PT Adaro Energy Indonesia Tbk	5,896,900	980,051
PT AKR Corporindo Tbk	3,869,400	398,009
PT Aneka Tambang Tbk	3,975,200	399,587
PT Astra International Tbk	8,114,700	2,560,638
PT Bank Aladin Syariah Tbk (a)	3,772,300	233,341
PT Bank Central Asia Tbk	22,229,900	13,366,497
PT Bank Jago Tbk (a)	1,833,300	241,161
PT Bank Mandiri (Persero) Tbk	14,955,500	6,321,348
PT Bank Negara Indonesia (Persero) Tbk	6,067,300	1,952,075
PT Bank Rakyat Indonesia (Persero) Tbk	27,415,171	8,298,670
PT Bank Tabungan Negara (Persero) Tbk	2,866,591	232,240
PT Barito Pacific Tbk	11,507,107	719,109
PT BFI Finance Indonesia Tbk	3,660,700	236,262
PT Bukalapak.com Tbk (a)	27,973,500	222,524
PT Bukit Asam Tbk	2,161,300	399,529
PT Bumi Resources Minerals Tbk (a)	25,816,900	242,235
PT Bumi Resources Tbk (a)	54,956,700	334,293
PT Charoen Pokphand Indonesia Tbk	3,080,800	937,322
PT Ciputra Development Tbk	4,593,000	340,535
PT GoTo Gojek Tokopedia Tbk (a)	342,255,684	1,316,410
PT Hanson International Tbk (a)(c)	3,268,900	10,052
PT Indah Kiat Pulp & Paper Tbk	1,063,500	612,105
PT Indo Tambangraya Megah Tbk	209,700	325,055
PT Indocement Tunggal Prakarsa Tbk	582,900	277,257
PT Indofood CBP Sukses Makmur Tbk	998,200	667,215
PT Indofood Sukses Makmur Tbk	1,861,500	714,824
PT Inti Agriculture Resources Tbk (a)(c)	1,180,800	3,631
PT Japfa Comfeed Indonesia Tbk	3,154,300	221,902
PT Jasa Marga Tbk	1,036,896	343,899
PT Kalbe Farma Tbk	9,110,900	808,752
PT Map Aktif Adiperkasa	4,715,500	227,272
PT Medco Energi International Tbk	2,866,700	235,195
PT Medikaloka Hermina Tbk	3,307,600	259,684
PT Merdeka Copper Gold Tbk (a)	4,064,025	654,536
PT Mitra Adiperkasa Tbk	3,613,500	349,601
PT Pabrik Kertas Tjiwi Kimia Tbk	652,400	311,451
PT Pacific Strategic Financial Tbk (a)	3,596,500	249,039
PT Pakuwon Jati Tbk	10,960,300	270,357
PT Perusahaan Gas Negara Tbk Series B	5,312,700	479,751
PT Pool Advista Indonesia Tbk (a)(c)	184,900	569
PT Sarana Menara Nusantara Tbk	9,061,300	447,694
PT Semen Indonesia (Persero) Tbk	1,509,769	433,071
PT Smartfren Telecom Tbk (a)	81,236,100	249,670
PT Smartfren Telecom Tbk rights 5/6/24 (a)	34,228,693	2,088
PT Sugih Energy Tbk (a)(c)	40,500	125
PT Sumber Alfaria Trijaya Tbk	7,790,000	1,401,023
PT Summarecon Agung Tbk	5,698,100	180,012
PT Telkom Indonesia Persero Tbk	20,030,200	3,883,025
PT Transcoal Pacific Tbk	486,000	253,877
PT Unilever Indonesia Tbk	3,272,400	527,013
PT United Tractors Tbk	626,000	954,084
PT XL Axiata Tbk	2,267,200	344,043
TOTAL INDONESIA		58,733,952
Ireland - 0.3%
AerCap Holdings NV (a)	80,460	6,798,065
AIB Group PLC	636,545	3,305,575
Bank of Ireland Group PLC	427,483	4,582,628
C&C Group PLC (United Kingdom)	171,609	353,387
Cairn Homes PLC	275,604	465,305
COSMO Pharmaceuticals NV	4,149	326,323
Dalata Hotel Group PLC	98,161	442,076
Glanbia PLC	81,408	1,549,915
Glenveagh Properties PLC (a)(d)	268,213	365,238
Greencore Group PLC (a)(b)	216,021	355,766
Irish Residential Properties REIT PLC	228,428	241,584
Kerry Group PLC Class A	63,752	5,497,320
Keywords Studios PLC	33,299	478,501
Kingspan Group PLC (Ireland)	62,113	5,558,164
Origin Enterprises PLC	72,778	260,190
Smurfit Kappa Group PLC	105,166	4,573,501
Uniphar PLC	106,424	291,890
TOTAL IRELAND		35,445,428
Israel - 0.6%
Airport City Ltd. (a)	30,515	471,714
Alony Hetz Properties & Investments Ltd.	65,335	424,665
Amot Investments Ltd.	106,009	446,515
Ashtrom Group Ltd.	18,900	261,655
Aura Investments Ltd.	69,056	267,982
Azrieli Group	16,969	1,097,963
Bank Hapoalim BM (Reg.)	511,520	4,628,992
Bank Leumi le-Israel BM	613,397	4,803,371
Bezeq The Israel Telecommunication Corp. Ltd.	794,491	986,943
Big Shopping Centers Ltd. (a)	5,561	574,581
Camtek Ltd.	11,878	985,693
Cellcom Israel Ltd. (Israel) (a)	57,015	239,083
Check Point Software Technologies Ltd. (a)	37,581	5,615,353
Clal Insurance Enterprises Holdings Ltd. (a)	27,772	465,161
Danel Adir Yeoshua Ltd.	2,734	247,705
Delek Group Ltd.	3,856	456,539
Delta Galil Industries Ltd.	5,008	223,253
Elbit Systems Ltd. (Israel)	10,804	2,206,047
Electra Israel Ltd.	945	361,164
Energean PLC (b)	64,911	895,449
Energix-Renewable Energies Ltd.	119,416	447,134
Enlight Renewable Energy Ltd. (a)	49,804	803,301
Equital Ltd. (a)	11,456	317,504
Fattal Holdings 1998 Ltd. (a)	3,268	397,228
FIBI Holdings Ltd.	8,223	344,379
First International Bank of Israel	23,270	927,280
Formula Systems (1985) Ltd.	4,664	340,297
Fox Wizel Ltd.	3,742	296,728
Global-e Online Ltd. (a)(b)	39,975	1,340,362
Harel Insurance Investments and Financial Services Ltd.	46,752	428,954
Hilan Ltd.	7,010	394,748
Icl Group Ltd.	311,901	1,468,789
Isracard Ltd.	83,749	307,541
Israel Canada T.R Ltd.	73,852	272,974
Israel Corp. Ltd. (Class A)	1,600	382,975
Israel Discount Bank Ltd. (Class A)	502,770	2,590,677
Kornit Digital Ltd. (a)	21,525	331,700
Matrix IT Ltd.	16,335	330,049
Maytronics Ltd.	23,702	202,708
Mega Or Holdings Ltd.	10,389	270,106
Melisron Ltd.	10,816	743,489
Menora Mivtachim Holdings Ltd.	11,099	267,326
Migdal Insurance & Financial Holdings Ltd.	212,595	269,945
Mivne Real Estate KD Ltd.	256,042	617,583
Mizrahi Tefahot Bank Ltd.	63,287	2,312,171
Nano Dimension Ltd. ADR (a)(b)	103,524	249,493
Next Vision Stabilized Systems Ltd.	24,003	320,754
NICE Ltd. (a)	25,498	5,706,580
Nova Ltd. (a)	11,728	2,028,927
Oddity Tech Ltd.	13,015	423,508
Oil Refineries Ltd.	1,118,434	325,518
One Software Technologies Ltd.	23,378	324,523
OPC Energy Ltd. (a)	58,174	438,289
OY Nofar Energy Ltd. (a)	9,385	234,271
Partner Communications Co. Ltd. (a)	65,662	306,931
Paz Oil Co. Ltd.	4,533	453,100
Perion Network Ltd. (a)	19,793	249,102
Plus500 Ltd.	33,616	908,145
Radware Ltd. (a)	18,720	309,442
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,219	240,512
Reit 1 Ltd.	89,023	358,314
Retailors Ltd.	9,086	199,658
Sapiens International Corp. NV	14,010	434,718
Sella Capital Real Estate Ltd.	117,988	238,678
Shapir Engineering and Industry Ltd.	62,405	341,575
Shikun & Binui Ltd. (a)	150,414	323,489
Shufersal Ltd.	110,057	727,115
Strauss Group Ltd.	24,646	453,181
Summit Real Estate Holdings Ltd.	19,264	233,280
Tel Aviv Stock Exchange Ltd.	42,190	279,526
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	451,608	6,345,092
The Phoenix Holdings Ltd.	71,613	687,296
Tower Semiconductor Ltd. (a)	44,754	1,461,638
Wix.com Ltd. (a)	22,730	2,701,915
YH Dimri Construction & Development Ltd.	3,659	286,919
ZIM Integrated Shipping Services Ltd. (b)	40,214	532,836
TOTAL ISRAEL		70,190,101
Italy - 1.6%
A2A SpA	626,776	1,241,135
ACEA SpA (b)	17,686	307,277
Amco - Asset Management Co. SpA Class B (a)(c)	141	0
Amplifon SpA	50,330	1,688,174
Anima Holding SpA (d)	84,981	399,225
Ariston Holding NV (b)	31,891	164,657
Assicurazioni Generali SpA	397,453	9,713,306
Azimut Holding SpA	43,863	1,159,498
Banca Generali SpA	23,096	907,541
Banca IFIS SpA	15,801	353,108
Banca Mediolanum S.p.A.	86,239	936,909
Banca Monte dei Paschi di Siena SpA	332,678	1,615,405
Banca Popolare di Sondrio SCARL	152,215	1,276,809
Banco BPM SpA	488,728	3,225,392
BFF Bank SpA (d)	72,666	934,467
BPER Banca	402,486	2,100,846
Brembo N.V.	61,895	790,803
Brunello Cucinelli SpA	13,679	1,402,890
Buzzi SpA	38,788	1,401,620
Carel Industries SpA (d)	22,270	452,040
Coca-Cola HBC AG	87,420	2,829,204
Credito Emiliano SpA	39,744	420,755
Cromwell European (REIT)	150,462	238,976
Davide Campari Milano NV	247,333	2,486,445
De'Longhi SpA	30,675	1,010,244
DiaSorin SpA	9,169	929,003
El.En. Group SpA	29,362	370,695
Enav SpA (d)	115,254	475,268
Enel SpA	3,220,407	21,165,928
Eni SpA	873,026	14,022,274
ERG SpA (b)	26,145	705,919
Ferrari NV (Italy)	50,640	20,925,453
Ferretti SpA	80,229	245,731
FinecoBank SpA	245,618	3,785,064
GVS SpA (a)(d)	33,099	193,571
Hera SpA	331,250	1,198,399
Industrie de Nora SpA (b)	15,660	211,244
Infrastrutture Wireless Italiane SpA (d)	134,275	1,444,447
Intercos SpA	24,220	339,637
Interpump Group SpA	30,974	1,357,918
Intesa Sanpaolo SpA	5,823,425	21,797,103
Iren SpA	294,685	592,495
Italgas SpA	183,596	1,018,855
Iveco Group NV	71,332	898,662
Leonardo SpA	163,532	3,774,897
Lottomatica Group SpA	37,683	437,542
Maire Tecnimont SpA	63,402	527,092
MARR SpA	21,104	272,068
Mediobanca SpA	203,852	2,904,304
MFE-MediaForEurope NV Class A	117,137	344,774
Moncler SpA	82,598	5,652,087
Nexi SpA (a)(d)	241,068	1,409,313
OVS (d)	116,360	304,736
Piaggio & C SpA	89,491	262,065
Pirelli & C. SpA (d)	122,995	783,361
Poste Italiane SpA (d)	179,708	2,286,070
Prysmian SpA	105,497	5,762,172
Rai Way SpA (d)	61,119	347,003
Recordati SpA	42,412	2,265,367
Reply SpA	9,227	1,211,188
SAES Getters SpA	6,801	190,886
Saipem SpA (a)	506,109	1,168,819
Salcef Group SpA	10,607	292,617
Salvatore Ferragamo Italia SpA (b)	36,127	359,716
Sanlorenzo SpA	6,745	296,209
Saras SpA	192,881	364,341
Sesa SpA	3,660	382,588
Snam SpA	785,916	3,595,780
SOL SpA	15,278	589,414
Tamburi Investment Partners SpA (b)	40,432	393,519
Technogym SpA (d)	62,564	591,901
Technoprobe SpA (a)	64,090	513,318
Telecom Italia SpA (a)(b)	4,131,404	982,774
Terna - Rete Elettrica Nazionale	552,921	4,439,742
Tinexta SpA	11,155	211,188
Tod's SpA (a)(b)	4,400	202,008
UniCredit SpA	619,062	22,722,276
Unipol Gruppo SpA	159,316	1,431,586
Webuild SpA	180,818	455,793
Webuild SpA warrants 8/2/30 (a)(b)	5,662	14,272
Zignago Vetro SpA	20,941	279,800
TOTAL ITALY		196,756,978
Japan - 15.2%
77 Bank Ltd.	22,700	641,736
ABC-MART, Inc.	40,921	815,076
ACOM Co. Ltd.	187,700	483,989
Activia Properties, Inc.	289	717,284
Adastria Co. Ltd.	11,600	252,582
Adeka Corp.	32,800	681,607
Advance Logistics Investment Corp.	345	266,174
Advance Residence Investment Corp.	552	1,193,432
Advantest Corp.	308,536	9,657,384
Aeon (REIT) Investment Corp.	659	576,311
AEON Co. Ltd.	260,425	5,445,043
Aeon Delight Co. Ltd.	8,900	210,505
AEON Financial Service Co. Ltd.	45,699	380,407
AEON MALL Co. Ltd.	34,600	395,579
AGC, Inc.	77,763	2,875,228
Ai Holdings Corp.	18,800	289,155
Aica Kogyo Co. Ltd.	23,000	533,123
Aichi Financial Group, Inc.	20,100	379,113
Aiful Corp.	133,100	386,620
Ain Holdings, Inc.	12,000	454,158
Air Water, Inc.	74,500	1,118,633
Aisin Seiki Co. Ltd.	59,200	2,251,746
Ajinomoto Co., Inc.	188,925	7,024,510
Alfresa Holdings Corp.	73,039	1,082,400
Alps Alpine Co. Ltd.	83,098	750,106
Amada Co. Ltd.	139,200	1,520,352
Amano Corp.	22,900	550,774
Amvis Holdings, Inc.	17,700	241,481
Ana Holdings, Inc.	59,441	1,128,904
Anritsu Corp.	60,500	461,261
Anycolor, Inc. (a)(b)	11,800	162,438
Aoyama Trading Co. Ltd.	22,500	231,103
Aozora Bank Ltd. (b)	46,700	725,575
Appier Group, Inc. (a)	30,900	254,681
Arata Corp.	14,000	310,184
Arcland Sakamoto Co. Ltd.	26,600	327,453
ARCS Co. Ltd.	20,200	396,461
ARE Holdings, Inc.	29,900	386,475
Argo Graphics, Inc.	8,700	223,188
Ariake Japan Co. Ltd.	8,800	286,736
Artience Co. Ltd.	18,449	341,906
As One Corp.	25,400	418,472
Asahi Group Holdings	192,159	6,573,564
ASAHI INTECC Co. Ltd.	90,660	1,328,412
Asahi Kasei Corp.	499,300	3,481,187
Asics Corp.	65,100	2,790,339
ASKUL Corp.	20,200	305,066
Astellas Pharma, Inc.	729,003	6,996,899
Atom Corp. (a)(b)	51,000	291,789
Autobacs Seven Co. Ltd.	32,700	330,633
Axial Retailing, Inc.	39,200	261,989
AZ-Com Maruwa Holdings, Inc.	28,600	219,182
Azbil Corp.	50,100	1,399,293
Bandai Namco Holdings, Inc.	243,500	4,549,841
BayCurrent Consulting, Inc.	54,300	1,155,893
Belc Co. Ltd.	5,700	272,023
Bic Camera, Inc.	47,900	465,122
Biprogy, Inc.	31,800	925,107
Bridgestone Corp.	226,658	10,001,740
Brother Industries Ltd.	94,700	1,675,145
Bunka Shutter Co. Ltd.	27,400	295,310
C. Uyemura & Co. Ltd.	4,700	307,646
Calbee, Inc.	33,900	740,429
Canon Marketing Japan, Inc.	18,800	516,574
Canon, Inc.	400,743	10,846,226
Capcom Co. Ltd.	140,900	2,319,558
Casio Computer Co. Ltd.	80,500	670,668
Cellebrite DI Ltd. (a)(b)	26,635	287,924
Central Japan Railway Co.	307,175	7,024,473
Change Holdings, Inc. (b)	22,300	166,970
Chiba Bank Ltd.	217,700	1,838,927
Chubu Electric Power Co., Inc.	259,116	3,326,004
Chudenko Corp.	13,200	266,343
Chugai Pharmaceutical Co. Ltd.	270,300	8,596,586
Chugin Financial Group, Inc.	65,000	547,379
Chugoku Electric Power Co., Inc.	118,200	811,467
Chugoku Marine Paints Ltd.	17,800	232,954
Citizen Watch Co. Ltd.	95,000	631,084
CKD Corp.	23,565	440,407
Coca-Cola Bottlers Japan, Inc.	56,250	787,530
Colowide Co. Ltd.	34,900	475,469
Comforia Residential REIT, Inc.	281	608,293
COMSYS Holdings Corp.	45,700	1,069,725
Concordia Financial Group Ltd.	434,800	2,342,762
Cosmo Energy Holdings Co. Ltd.	24,900	1,190,356
Cosmos Pharmaceutical Corp.	8,200	754,352
Cover Corp. (a)(b)	14,900	159,195
CRE Logistics REIT, Inc. (b)	301	288,094
Create Restaurants Holdings, Inc.	52,600	362,492
Create SD Holdings Co. Ltd.	12,600	272,302
Credit Saison Co. Ltd.	59,401	1,096,493
CyberAgent, Inc.	178,600	1,112,780
Cybozu, Inc.	17,200	174,094
Dai Nippon Printing Co. Ltd.	82,000	2,388,342
Dai-ichi Mutual Life Insurance Co.	377,599	8,745,587
Daicel Chemical Industries Ltd.	94,321	876,063
Daido Steel Co. Ltd.	53,800	593,226
Daiei Kankyo Co. Ltd.	17,500	292,469
Daifuku Co. Ltd.	122,500	2,509,266
Daihen Corp.	8,300	504,535
Daiichi Sankyo Kabushiki Kaisha	744,800	25,068,264
Daiichikosho Co. Ltd.	41,800	487,907
Daikin Industries Ltd.	106,168	14,491,012
Daio Paper Corp.	39,900	285,665
Daiseki Co. Ltd.	19,720	374,778
Daishi Hokuetsu Financial Group, Inc.	17,542	502,795
Daito Trust Construction Co. Ltd.	23,544	2,523,785
Daiwa House Industry Co. Ltd.	234,544	6,599,813
Daiwa House REIT Investment Corp.	940	1,578,990
Daiwa Office Investment Corp.	124	452,093
Daiwa Securities Group, Inc.	534,000	3,924,398
Daiwa Securities Living Invest	822	558,145
Daiwabo Holdings Co. Ltd.	34,900	606,216
DCM Holdings Co. Ltd.	50,100	463,841
DeNA Co. Ltd.	33,000	332,843
Denka Co. Ltd.	35,700	528,986
DENSO Corp.	757,988	12,918,483
Dentsu Group, Inc.	81,800	2,212,950
Dentsu Soken, Inc. (b)	11,500	380,973
Descente Ltd.	16,400	369,777
Dexerials Corp.	22,400	839,029
Dic Corp.	32,300	603,674
Digital Garage, Inc.	14,800	261,029
Dip Corp.	16,400	277,163
Disco Corp.	37,000	10,539,293
Dmg Mori Co. Ltd. (b)	48,600	1,299,201
Doutor Nichires Holdings Co., Ltd.	18,300	245,064
Dowa Holdings Co. Ltd.	22,000	823,834
DTS Corp.	20,600	561,983
Duskin Co. Ltd.	17,700	367,946
Earth Corp.	8,100	225,431
East Japan Railway Co.	361,830	6,631,971
Ebara Corp.	37,200	3,066,547
EDION Corp.	35,700	368,810
eGuarantee, Inc.	24,700	269,958
Eiken Chemical Co. Ltd.	20,000	254,333
Eisai Co. Ltd.	102,300	4,201,365
Eizo Corp.	8,000	257,054
Elecom Co. Ltd.	22,500	212,929
Electric Power Development Co. Ltd.	59,300	1,007,329
en japan, Inc.	16,600	275,974
ENEOS Holdings, Inc.	1,154,950	5,336,117
euglena Co. Ltd. (a)(b)	72,700	238,694
Exedy Corp.	15,900	291,109
Exeo Group, Inc.	74,900	816,354
Ezaki Glico Co. Ltd.	20,600	531,809
Fancl Corp.	36,800	429,811
FANUC Corp.	383,225	11,350,856
Fast Retailing Co. Ltd.	70,308	18,383,367
FCC Co. Ltd.	19,100	271,771
Ferrotec Holdings Corp.	21,200	402,515
Financial Products Group Co. Ltd.	29,100	407,805
Food & Life Companies Ltd.	46,500	878,889
FP Corp.	21,300	342,725
Freee KK (a)	18,500	323,806
Frontier Real Estate Investment Corp.	195	566,884
Fuji Corp.	34,600	580,429
Fuji Electric Co. Ltd.	51,200	3,184,841
Fuji Kyuko Co. Ltd.	10,800	230,582
Fuji Media Holdings, Inc.	21,000	249,594
Fuji Oil Holdings, Inc.	21,700	319,381
Fuji Seal International, Inc.	19,700	253,133
Fuji Soft ABC, Inc.	22,200	868,771
FUJIFILM Holdings Corp.	447,400	9,517,311
Fujikura Ltd.	101,300	1,740,773
Fujimi, Inc.	22,600	490,188
Fujitec Co. Ltd.	25,600	631,387
Fujitsu General Ltd.	27,100	349,572
Fujitsu Ltd.	707,320	10,926,788
Fukuda Denshi Co. Ltd.	7,100	294,409
Fukuoka (REIT) Investment Fund	286	307,195
Fukuoka Financial Group, Inc.	67,512	1,793,289
Fukushima Galilei Co. Ltd.	6,200	247,905
Fukuyama Transporting Co. Ltd.	9,900	239,213
Funai Soken Holdings, Inc.	22,000	332,842
Furukawa Electric Co. Ltd.	30,800	659,455
Fuso Chemical Co. Ltd.	9,300	238,855
Future Corp.	21,300	214,882
Fuyo General Lease Co. Ltd.	6,800	583,165
Global One Real Estate Investment Corp.	431	293,292
Glory Ltd.	21,400	385,591
GLP J-REIT	1,914	1,556,679
GMO Internet, Inc.	32,700	536,906
GMO Payment Gateway, Inc.	17,300	791,322
GNI Group Ltd. (a)	20,900	327,929
GOLDWIN, Inc.	9,100	551,974
GS Yuasa Corp.	33,200	626,399
GungHo Online Entertainment, Inc.	21,400	314,613
Gunma Bank Ltd.	143,700	874,581
Gunze Ltd.	7,600	257,597
H.I.S. Co. Ltd. (a)	26,600	295,562
H.U. Group Holdings, Inc.	25,447	386,824
H2O Retailing Corp.	40,800	461,009
Hakuhodo DY Holdings, Inc.	88,600	824,095
Hakuto Co. Ltd.	6,400	221,004
Hamakyorex Co. Ltd.	13,100	322,957
Hamamatsu Photonics K.K.	57,500	2,106,896
Hankyu Hanshin Holdings, Inc.	91,900	2,409,456
Hankyu REIT, Inc.	332	297,187
Hanwa Co. Ltd.	15,000	577,146
Harmonic Drive Systems, Inc.	22,400	559,435
Haseko Corp.	96,600	1,167,050
Hazama Ando Corp.	71,900	536,090
Heiwa Corp.	23,800	298,143
Heiwa Real Estate (REIT), Inc.	447	400,747
Heiwa Real Estate Co. Ltd.	16,300	450,631
Hiday Hidaka Corp.	16,176	287,528
Hikari Tsushin, Inc.	8,100	1,316,427
Hino Motors Ltd. (a)	123,700	361,102
Hioki EE Corp.	5,600	223,315
Hirata Corp.	5,000	223,693
Hirogin Holdings, Inc.	118,100	849,891
Hirose Electric Co. Ltd.	11,955	1,268,973
Hisamitsu Pharmaceutical Co., Inc.	23,900	579,853
Hitachi Construction Machinery Co. Ltd.	43,600	1,245,315
Hitachi Ltd.	372,476	34,364,895
Hitachi Zosen Corp.	69,500	537,922
Hogy Medical Co. Ltd.	12,000	283,588
Hokkaido Electric Power Co., Inc.	85,400	606,828
Hokkoku Financial Holdings, Inc.	9,900	317,803
Hokuetsu Corp. (b)	41,400	349,160
Hokuhoku Financial Group, Inc.	48,700	597,400
Hokuriku Electric Power Co., Inc.	82,200	480,897
Honda Motor Co. Ltd.	1,852,616	21,078,290
Horiba Ltd.	14,700	1,426,181
Hoshino Resorts REIT, Inc. (b)	116	406,064
Hoshizaki Corp.	44,100	1,519,629
Hosiden Corp.	20,300	253,479
House Foods Group, Inc.	28,800	567,441
Hoya Corp.	141,218	16,372,790
Hulic (REIT), Inc.	531	507,494
Hulic Co. Ltd.	152,700	1,407,078
Ibiden Co. Ltd.	45,800	1,741,019
Ichibanya Co. Ltd.	39,500	272,730
Ichigo Real Estate Investment Corp.	497	254,847
Ichigo, Inc.	116,300	313,273
Idec Corp.	18,400	324,781
Idemitsu Kosan Co. Ltd.	388,500	2,632,134
IHI Corp.	58,772	1,407,246
Iida Group Holdings Co. Ltd.	64,400	822,125
Iino Kaiun Kaisha Ltd.	33,400	268,474
Inaba Denki Sangyo Co. Ltd.	24,700	576,265
Inabata & Co. Ltd.	21,400	436,238
Industrial & Infrastructure Fund Investment Corp.	1,005	831,015
Infomart Corp.	93,800	218,991
INFRONEER Holdings, Inc.	79,204	701,405
INPEX Corp.	388,400	5,818,155
Internet Initiative Japan, Inc.	46,300	783,349
Invincible Investment Corp.	2,717	1,217,326
Iriso Electronics Co. Ltd.	13,900	271,810
Isetan Mitsukoshi Holdings Ltd.	136,871	1,922,376
Isuzu Motors Ltd.	234,668	2,973,913
ITO EN Ltd.	23,260	564,410
Itochu Corp.	476,750	21,508,468
Itochu Enex Co. Ltd.	26,200	253,590
Itoham Yonekyu Holdings, Inc.	12,680	330,896
Iwatani Corp.	18,200	1,033,442
Iyogin Holdings, Inc.	107,200	818,131
Izumi Co. Ltd.	14,900	346,164
J. Front Retailing Co. Ltd.	102,000	888,302
JACCS Co. Ltd.	9,200	330,620
JAFCO Co. Ltd.	23,800	268,598
Japan Airlines Co. Ltd.	54,300	962,129
Japan Airport Terminal Co. Ltd.	27,100	957,692
Japan Aviation Electronics Industry Ltd.	21,800	350,220
Japan Elevator Service Holdings Co. Ltd.	28,700	446,015
Japan Excellent, Inc.	515	420,701
Japan Exchange Group, Inc.	201,800	4,726,262
Japan Hotel REIT Investment Corp.	1,911	1,004,226
Japan Lifeline Co. Ltd.	33,100	242,945
Japan Logistics Fund, Inc.	374	666,850
Japan Material Co. Ltd.	28,100	396,434
Japan Petroleum Exploration Co. Ltd.	13,800	582,129
Japan Post Bank Co. Ltd.	577,134	5,858,090
Japan Post Holdings Co. Ltd.	828,938	7,960,541
Japan Post Insurance Co. Ltd.	77,400	1,453,114
Japan Prime Realty Investment Corp.	357	772,499
Japan Real Estate Investment Corp.	507	1,719,309
Japan Retail Fund Investment Corp.	2,767	1,670,517
Japan Securities Finance Co. Ltd.	39,900	404,500
Japan Steel Works Ltd.	32,700	793,755
Japan Tobacco, Inc.	471,343	12,679,888
Japan Wool Textile Co. Ltd./The	26,500	228,772
JCR Pharmaceuticals Co. Ltd.	39,900	205,106
Jcu Corp.	10,700	255,458
JEOL Ltd.	18,400	728,997
JFE Holdings, Inc.	227,400	3,394,110
JGC Holdings Corp.	89,442	862,147
JMDC, Inc.	11,500	232,629
Joyful Honda Co. Ltd.	28,000	398,218
JTEKT Corp.	85,500	661,838
Juroku Financial Group, Inc.	15,300	459,535
Justsystems Corp.	16,000	278,698
JVCKENWOOD Holdings, Inc.	65,600	333,474
K's Holdings Corp.	63,300	607,631
Kadokawa Corp.	37,100	678,121
KAGA ELECTRONICS Co. Ltd.	8,900	350,605
Kagome Co. Ltd.	31,800	812,900
Kajima Corp.	168,800	3,233,716
Kakaku.com, Inc.	56,900	654,495
Kaken Pharmaceutical Co. Ltd.	16,356	355,531
Kamigumi Co. Ltd.	37,200	803,356
Kanamoto Co. Ltd.	16,500	277,514
Kandenko Co. Ltd.	48,600	542,119
Kaneka Corp.	19,600	507,680
Kanematsu Corp.	37,700	612,995
Kansai Electric Power Co., Inc.	281,499	4,216,692
Kansai Paint Co. Ltd.	73,739	959,947
Kao Corp.	187,191	7,722,046
Kasumigaseki Capital Co. Ltd.	2,600	241,632
Katitas Co. Ltd.	24,900	299,992
Kato Sangyo	10,700	310,300
Kawasaki Heavy Industries Ltd.	61,000	1,888,442
Kawasaki Kisen Kaisha Ltd.	158,700	2,236,065
KDDI Corp.	599,837	16,644,755
KDX Realty Investment Corp.	1,694	1,670,856
KeePer Technical Laboratory Co. Ltd.	6,700	190,523
Keihan Electric Railway Co., Ltd.	39,800	832,404
Keikyu Corp.	96,739	769,023
Keio Corp.	42,203	1,032,592
Keisei Electric Railway Co.	56,106	2,090,114
Kewpie Corp.	42,300	849,481
Keyence Corp.	78,250	34,411,992
Kfc Holdings Japan Ltd.	8,700	282,174
KH Neochem Co. Ltd.	21,000	322,450
Kikkoman Corp.	275,300	3,280,312
Kinden Corp.	49,592	946,271
Kintetsu Group Holdings Co. Ltd.	73,053	1,878,090
Kirin Holdings Co. Ltd.	302,970	4,422,634
Kisoji Co. Ltd. (b)	16,500	263,226
Kissei Pharmaceutical Co. Ltd.	15,100	346,000
Kitz Corp.	29,700	252,799
Kobayashi Pharmaceutical Co. Ltd.	20,000	708,999
Kobe Bussan Co. Ltd.	61,000	1,317,434
Kobe Steel Ltd.	143,200	1,747,834
Koei Tecmo Holdings Co. Ltd.	54,396	505,957
Kohnan Shoji Co. Ltd.	11,100	313,469
Koito Manufacturing Co. Ltd.	82,900	1,115,066
Kokuyo Co. Ltd.	33,000	563,778
Komatsu Ltd.	371,411	11,088,902
KOMEDA Holdings Co. Ltd.	22,200	364,386
KOMERI Co. Ltd.	15,000	363,691
Konami Group Corp.	40,500	2,443,661
Konica Minolta, Inc. (a)	199,900	664,695
Konishi Co. Ltd.	29,800	253,076
Kose Corp.	14,300	737,366
Kotobuki Spirits Co. Ltd.	44,600	459,227
Krosaki Harima Corp.	9,200	198,870
Kubota Corp.	398,410	6,390,391
Kumagai Gumi Co. Ltd.	14,600	384,903
Kura Sushi, Inc.	10,600	329,020
Kuraray Co. Ltd.	114,552	1,269,136
Kureha Chemical Industry Co. Ltd.	17,000	303,064
Kurita Water Industries Ltd.	42,400	1,679,214
Kusuri No Aoki Holdings Co. Ltd.	20,800	387,803
Kyb Corp.	8,400	286,767
Kyocera Corp.	515,748	6,286,269
Kyokuto Kaihatsu Kogyo Co. Ltd.	14,000	228,333
Kyorin Pharmaceutical Co. Ltd.	30,300	353,067
Kyoritsu Maintenance Co. Ltd.	27,000	575,793
Kyoto Financial Group, Inc.	93,800	1,669,562
Kyowa Hakko Kirin Co., Ltd.	110,400	1,854,041
Kyudenko Corp.	17,300	718,017
Kyushu Electric Power Co., Inc.	163,078	1,512,856
Kyushu Financial Group, Inc.	134,485	899,846
Kyushu Railway Co.	53,600	1,153,253
LaSalle Logiport REIT	765	767,280
Lasertec Corp.	30,400	6,557,445
Lawson, Inc.	18,100	1,182,895
Leopalace21 Corp. (a)	76,400	252,860
LIFE Corp.	11,800	294,779
Lifenet Insurance Co. (a)(b)	33,200	293,149
Lintec Corp.	17,700	352,867
Lion Corp.	101,036	906,089
LIXIL Group Corp.	116,195	1,248,018
LY Corp.	1,068,865	2,568,092
M&A Research Institute Holding (a)	9,700	306,541
M3, Inc.	181,090	1,915,603
Mabuchi Motor Co. Ltd.	39,700	614,869
Macnica Fuji Electronics Holdings, Inc.	18,900	833,359
Maeda Kosen Co. Ltd.	9,600	210,095
Makino Milling Machine Co. Ltd.	9,700	389,094
Makita Corp.	90,400	2,617,161
Mani, Inc.	36,400	421,695
Marubeni Corp.	573,300	10,214,121
Maruha Nichiro Corp.	20,100	392,061
Marui Group Co. Ltd.	62,902	960,757
Maruichi Steel Tube Ltd.	25,000	643,712
Maruwa Ceramic Co. Ltd.	3,700	779,693
Matsui Securities Co. Ltd.	48,500	248,248
MatsukiyoCocokara & Co.	139,100	1,972,540
Max Co. Ltd.	14,500	323,563
Maxell Ltd.	24,400	240,737
Mazda Motor Corp.	230,400	2,608,007
McDonald's Holdings Co. (Japan) Ltd. (b)	35,028	1,540,836
MCJ Co. Ltd.	31,600	275,854
Mebuki Financial Group, Inc.	386,068	1,365,763
Medipal Holdings Corp.	77,500	1,215,437
Medley, Inc. (a)	10,300	236,097
Megmilk Snow Brand Co. Ltd.	22,500	363,370
Meidensha Corp.	16,200	358,975
Meiji Holdings Co. Ltd.	93,700	2,096,479
Meiko Electronics Co. Ltd.	9,100	296,904
Meitec Group Holdings, Inc.	30,600	570,690
Menicon Co. Ltd.	28,100	271,127
Mercari, Inc. (a)	48,000	555,018
Micronics Japan Co. Ltd.	11,500	473,726
Milbon Co. Ltd.	14,700	288,945
Minebea Mitsumi, Inc.	146,495	2,743,903
Mirai Corp.	862	246,815
Mirait One Corp.	39,800	485,958
Misumi Group, Inc.	116,705	1,897,374
Mitsubishi Chemical Holdings Corp.	505,057	2,946,436
Mitsubishi Corp.	1,386,953	31,719,035
Mitsubishi Electric Corp.	776,892	13,541,170
Mitsubishi Estate Co. Ltd.	451,871	8,280,407
Mitsubishi Estate Logistics REIT Investment Corp.	212	543,390
Mitsubishi Gas Chemical Co., Inc.	63,845	1,129,687
Mitsubishi Heavy Industries Ltd.	1,286,460	11,502,389
Mitsubishi Logistics Corp.	21,500	713,289
Mitsubishi Materials Corp.	53,300	1,041,620
Mitsubishi Motors Corp. of Japan	270,734	857,913
Mitsubishi Pencil Co. Ltd.	13,500	205,935
Mitsubishi Shokuhin Co. Ltd.	8,300	294,304
Mitsubishi UFJ Financial Group, Inc.	4,462,939	44,456,927
Mitsubishi UFJ Lease & Finance Co. Ltd.	309,980	2,007,445
Mitsuboshi Belting Ltd.	11,700	358,847
Mitsui & Co. Ltd.	519,782	25,092,837
Mitsui Chemicals, Inc.	68,600	1,952,556
Mitsui Fudosan Co. Ltd.	1,071,920	10,908,997
Mitsui Fudosan Logistics Park, Inc.	240	688,523
Mitsui High-Tec, Inc.	8,400	376,118
Mitsui Mining & Smelting Co. Ltd.	23,200	727,480
Mitsui OSK Lines Ltd.	137,400	4,361,019
Mitsui-Soko Co. Ltd.	11,600	342,163
Miura Co. Ltd.	37,055	582,996
MIXI, Inc.	18,900	288,449
Mizuho Financial Group, Inc.	968,968	18,729,287
Mizuho Leasing Co. Ltd.	61,500	439,321
Mizuno Corp.	7,900	383,417
Mochida Pharmaceutical Co. Ltd.	14,500	292,510
Monex Group, Inc.	76,900	397,334
Money Forward, Inc. (a)	17,900	623,303
MonotaRO Co. Ltd.	102,300	1,226,053
Mori Hills REIT Investment Corp.	620	539,536
MORI TRUST Sogo (REIT), Inc.	1,054	489,020
Morinaga & Co. Ltd.	32,300	521,992
Morinaga Milk Industry Co. Ltd.	30,100	589,822
MOS Food Services, Inc.	13,500	298,594
MS&AD Insurance Group Holdings, Inc.	517,691	9,307,590
Murata Manufacturing Co. Ltd.	691,806	12,640,799
Musashi Seimitsu Industry Co. Ltd.	23,200	245,836
Nabtesco Corp.	45,600	752,033
Nagase & Co. Ltd.	39,600	685,094
Nagawa Co. Ltd.	5,400	252,194
Nagoya Railroad Co. Ltd.	75,916	990,223
Nakanishi, Inc.	29,100	447,032
Namura Shipbuilding Co. Ltd.	20,900	260,594
Nankai Electric Railway Co. Ltd.	41,800	727,841
NEC Corp.	98,600	7,138,836
NEC Networks & System Integration Corp.	29,000	481,749
Net One Systems Co. Ltd.	34,600	578,949
Nexon Co. Ltd.	138,800	2,164,079
Nextage Co. Ltd.	19,500	342,357
NGK Insulators Ltd.	91,300	1,243,716
NH Foods Ltd.	33,713	1,109,030
NHK Spring Co. Ltd.	80,987	820,791
Nichias Corp.	24,000	657,833
Nichiha Corp.	12,800	298,459
Nichirei Corp.	43,110	1,079,328
Nidec Corp.	167,790	7,858,087
Nifco, Inc.	32,000	773,550
Nihon Kohden Corp.	33,700	916,251
Nihon M&A Center Holdings, Inc.	126,000	689,640
Nihon Parkerizing Co. Ltd.	41,100	316,064
Nikkon Holdings Co. Ltd.	24,600	482,852
Nikon Corp.	124,500	1,287,246
Nintendo Co. Ltd.	417,380	20,355,207
Nippn Corp.	22,900	353,391
Nippon Accommodations Fund, Inc.	206	857,890
Nippon Building Fund, Inc.	607	2,319,222
Nippon Ceramic Co. Ltd.	16,900	289,229
Nippon Densetsu Kogyo Co. Ltd.	21,500	295,098
Nippon Electric Glass Co. Ltd.	32,300	799,234
Nippon Express Holdings, Inc.	29,566	1,512,546
Nippon Gas Co. Ltd.	42,800	698,034
Nippon Kayaku Co. Ltd.	62,700	510,719
Nippon Light Metal Holding Co. Ltd.	28,540	338,656
Nippon Paint Holdings Co. Ltd.	381,085	2,439,332
Nippon Paper Industries Co. Ltd. (a)	43,945	305,531
Nippon Pillar Packing Co. Ltd.	8,000	315,116
Nippon Prologis REIT, Inc.	922	1,591,011
Nippon REIT Investment Corp.	193	435,899
Nippon Sanso Holdings Corp.	69,800	2,073,228
Nippon Seiki Co. Ltd.	24,500	222,787
Nippon Shinyaku Co. Ltd.	23,100	639,184
Nippon Shokubai Co. Ltd.	43,400	412,521
Nippon Soda Co. Ltd.	10,000	366,837
Nippon Steel & Sumitomo Metal Corp.	341,083	7,646,713
Nippon Telegraph & Telephone Corp.	11,878,000	12,824,230
Nippon Television Network Corp.	22,800	332,821
Nippon Yusen KK	184,100	5,226,685
Nipro Corp.	67,138	543,207
Nishi-Nippon Financial Holdings, Inc.	51,700	653,615
Nishi-Nippon Railroad Co. Ltd.	24,900	387,918
Nishimatsu Construction Co. Ltd.	14,500	419,265
Nishimatsuya Chain Co. Ltd.	17,600	244,063
Nishio Holdings Co. Ltd.	11,100	283,625
Nissan Chemical Corp.	51,200	1,745,315
Nissan Motor Co. Ltd.	969,848	3,549,356
Nissan Shatai Co. Ltd.	33,600	217,183
Nissha Co. Ltd.	25,600	275,551
Nisshin Oillio Group Ltd.	11,800	379,070
Nisshin Seifun Group, Inc.	81,000	1,056,636
Nisshinbo Holdings, Inc.	60,900	461,684
Nissin Food Holdings Co. Ltd.	80,900	2,158,861
Nissui Corp.	117,400	704,428
Niterra Co. Ltd.	61,000	2,000,669
Nitori Holdings Co. Ltd.	32,200	4,309,425
Nittetsu Mining Co. Ltd.	6,800	213,733
Nitto Boseki Co. Ltd.	9,700	347,669
Nitto Denko Corp.	57,742	4,774,437
Nitto Kogyo Corp.	12,100	324,559
Noevir Holdings Co. Ltd.	8,600	284,552
NOF Corp.	80,200	1,075,958
Nojima Co. Ltd.	30,200	360,828
NOK Corp.	36,900	534,018
NOMURA Co. Ltd.	40,200	216,372
Nomura Holdings, Inc.	1,196,354	6,807,238
Nomura Micro Science Co. Ltd. (b)	10,800	345,322
Nomura Real Estate Holdings, Inc.	45,000	1,259,871
Nomura Real Estate Master Fund, Inc.	1,634	1,561,974
Nomura Research Institute Ltd.	155,010	3,750,916
Noritake Co. Ltd.	9,400	246,764
North Pacific Bank Ltd.	127,500	366,686
NS Solutions Corp. (b)	13,600	442,974
NSD Co. Ltd.	34,800	680,200
NSK Ltd.	155,000	852,405
NTN Corp.	197,600	392,142
NTT Data Corp.	252,800	3,953,241
Ntt Ud (REIT) Investment Corp.	620	475,331
Nxera Pharma Co. Ltd. (a)	34,212	316,455
Obayashi Corp.	260,400	2,906,271
OBIC Business Consultants Ltd.	12,800	523,038
OBIC Co. Ltd.	27,841	3,576,637
Odakyu Electric Railway Co. Ltd.	127,700	1,435,691
Ogaki Kyoritsu Bank Ltd.	21,000	300,785
Ohsho Food Service Corp.	5,100	252,756
Oji Holdings Corp.	353,600	1,385,057
Okamura Corp.	24,900	377,091
Okasan Securities Group, Inc.	70,334	336,932
Oki Electric Industry Co. Ltd.	41,900	299,448
Okinawa Cellular Telephone Co.	12,500	268,587
Okuma Corp.	9,700	435,665
Okumura Corp.	13,500	422,360
Olympus Corp.	485,500	6,762,880
OMRON Corp.	71,000	2,436,890
One (REIT), Inc.	135	227,283
Ono Pharmaceutical Co. Ltd.	148,080	2,132,851
Open House Group Co. Ltd.	32,100	976,169
Open Up Group, Inc.	24,200	306,561
Optex Group Co. Ltd.	20,900	245,350
Oracle Corp. Japan	15,500	1,163,191
Organo Corp.	10,800	495,443
Orient Corp.	25,550	166,749
Oriental Land Co. Ltd.	438,370	12,095,389
ORIX Corp.	468,320	9,584,364
ORIX JREIT, Inc.	1,059	1,116,271
Osaka Gas Co. Ltd.	149,800	3,330,936
Osaka Soda Co. Ltd.	6,300	369,485
OSAKA Titanium technologies Co. Ltd. (b)	14,800	230,572
OSG Corp.	37,800	487,480
Otsuka Corp.	92,200	1,833,685
Otsuka Holdings Co. Ltd.	168,418	7,201,025
Pacific Industrial Co. Ltd.	29,600	305,301
Pal Group Holdings Co. Ltd.	19,800	236,296
PALTAC Corp.	12,700	384,390
Pan Pacific International Holdings Ltd.	152,892	3,590,826
Panasonic Holdings Corp.	887,389	7,745,536
Paramount Bed Holdings Co. Ltd.	19,400	330,547
Park24 Co. Ltd. (a)	53,740	578,758
Penta-Ocean Construction Co. Ltd.	124,200	623,298
PeptiDream, Inc. (a)	43,300	551,739
Persol Holdings Co. Ltd.	769,600	1,064,595
Pigeon Corp.	63,200	576,070
Pilot Corp.	12,500	334,559
Piolax, Inc.	16,300	276,914
PKSHA Technology, Inc. (a)	7,700	212,107
Plus Alpha Consulting Co. Ltd.	13,700	174,266
Pola Orbis Holdings, Inc. (b)	42,689	391,721
Prestige International, Inc.	72,100	307,908
Raito Kogyo Co. Ltd.	25,000	324,843
Raksul, Inc. (a)	25,700	145,550
Rakus Co. Ltd.	38,700	391,183
Rakuten Bank Ltd.	40,100	812,670
Rakuten Group, Inc. (a)	606,095	2,914,981
Recruit Holdings Co. Ltd.	579,554	24,959,861
Relo Group, Inc.	46,100	400,729
Renesas Electronics Corp.	591,155	9,597,846
Rengo Co. Ltd.	81,200	608,827
Resona Holdings, Inc.	857,046	5,419,743
Resonac Holdings Corp.	71,482	1,549,940
Resorttrust, Inc.	33,500	554,437
Ricoh Co. Ltd.	221,700	1,912,619
Ricoh Leasing Co. Ltd.	6,400	217,519
Riken Keiki Co. Ltd.	13,000	318,093
Riken Vitamin Co. Ltd.	17,100	294,684
Rinnai Corp.	39,883	864,164
Riso Kagaku Corp.	10,700	199,733
ROHM Co. Ltd.	133,000	1,911,856
Rohto Pharmaceutical Co. Ltd.	78,800	1,537,422
Roland Corp.	7,300	198,449
Rorze Corp.	4,400	762,850
Round One Corp.	83,100	365,035
Royal Holdings Co. Ltd. (b)	19,400	303,262
Ryohin Keikaku Co. Ltd.	103,030	1,659,714
Ryoyo Ryosan Holdings, Inc.	10,400	182,585
Saizeriya Co. Ltd.	12,100	408,586
Sakata Seed Corp.	14,300	329,476
Sakura Internet, Inc. (b)	7,900	294,656
SAMTY Co. Ltd.	15,600	266,118
San-A Co. Ltd.	10,100	303,115
San-Ai Obbli Co. Ltd.	23,000	301,731
Sangetsu Corp.	21,600	459,189
Sanken Electric Co. Ltd.	10,000	431,735
Sanki Engineering Co. Ltd.	20,200	283,562
Sankyo Co. Ltd. (Gunma)	82,900	900,461
Sankyu, Inc.	20,600	714,194
Sanrio Co. Ltd.	65,600	1,106,045
Sansan, Inc. (a)	30,900	283,778
Santen Pharmaceutical Co. Ltd.	140,260	1,354,784
Sanwa Holdings Corp.	76,600	1,250,946
Sapporo Holdings Ltd.	26,300	950,631
Sato Holding Corp.	19,300	267,436
Sawai Group Holdings Co. Ltd.	17,200	640,966
SBI Holdings, Inc. Japan	99,200	2,415,336
SBI Sumishin Net Bank Ltd.	25,900	387,295
Screen Holdings Co. Ltd.	32,800	3,384,210
SCSK Corp.	62,400	1,134,382
Secom Co. Ltd.	83,233	5,781,572
Sega Sammy Holdings, Inc.	66,319	868,047
Seibu Holdings, Inc.	90,300	1,405,438
Seiko Epson Corp.	115,773	1,904,464
Seiko Group Corp.	12,200	322,705
Seino Holdings Co. Ltd.	51,200	685,934
Seiren Co. Ltd.	19,800	329,829
Sekisui Chemical Co. Ltd.	150,400	2,188,026
Sekisui House (REIT), Inc.	1,668	854,682
Sekisui House Ltd.	236,380	5,432,097
Sekisui Jushi Corp.	15,900	259,869
SENKO Co. Ltd.	53,000	388,418
Senshu Ikeda Holdings, Inc.	112,300	285,876
Seria Co. Ltd.	20,300	344,110
Seven & i Holdings Co. Ltd.	907,087	11,720,653
Seven Bank Ltd.	275,300	492,120
SG Holdings Co. Ltd.	128,300	1,501,763
Sharp Corp. (a)	108,300	568,485
Shibaura Machine Co. Ltd.	11,600	259,682
Shibaura Mechatronics Corp.	5,900	224,719
SHIFT, Inc. (a)	4,900	450,738
Shiga Bank Ltd.	18,600	481,032
Shikoku Electric Power Co., Inc.	75,900	629,033
Shimadzu Corp.	95,400	2,591,833
Shimamura Co. Ltd.	18,200	897,203
SHIMANO, Inc.	30,965	5,032,216
SHIMIZU Corp.	210,600	1,304,553
Shin-Etsu Chemical Co. Ltd.	724,075	28,028,176
Shin-Etsu Polymer Co. Ltd.	23,700	231,346
Shinko Electric Industries Co. Ltd.	26,400	926,911
Shinmaywa Industries Ltd.	30,400	231,776
Shionogi & Co. Ltd.	98,600	4,604,696
Ship Healthcare Holdings, Inc.	34,500	513,288
Shiseido Co. Ltd.	162,055	4,337,930
Shizuoka Financial Group	192,700	1,798,632
SHO-BOND Holdings Co. Ltd.	16,900	652,626
Shochiku Co. Ltd.	4,800	290,883
Shoei Co. Ltd.	23,300	298,515
Showa Sangyo Co. Ltd.	10,700	239,886
Simplex Holdings, Inc.	19,200	310,186
SKY Perfect JSAT Holdings, Inc.	70,400	414,283
Skylark Holdings Co. Ltd.	93,000	1,325,312
SMC Corp.	23,067	12,118,633
SMS Co., Ltd.	30,400	420,660
Socionext, Inc.	72,200	2,110,813
SoftBank Corp.	1,141,800	13,772,033
SoftBank Group Corp.	414,212	20,371,194
Sohgo Security Services Co., Ltd.	154,800	860,957
Sojitz Corp.	90,440	2,328,546
Sompo Holdings, Inc.	358,157	7,087,974
Sony Group Corp.	507,105	41,912,923
SOSiLA Logistics REIT, Inc.	356	280,291
Sotetsu Holdings, Inc.	36,000	573,864
Square Enix Holdings Co. Ltd.	35,300	1,275,995
Stanley Electric Co. Ltd.	52,339	926,243
Star Asia Investment Corp.	998	389,342
Star Micronics Co. Ltd.	23,000	273,093
Starts Corp., Inc.	14,400	324,849
Subaru Corp.	242,925	5,424,270
Sugi Holdings Co. Ltd.	45,100	661,720
Sumco Corp.	142,300	2,122,165
Sumitomo Bakelite Co. Ltd.	27,500	783,281
Sumitomo Chemical Co. Ltd.	628,500	1,342,766
Sumitomo Corp.	414,700	10,905,436
Sumitomo Electric Industries Ltd.	285,500	4,412,779
Sumitomo Forestry Co. Ltd.	62,323	1,920,153
Sumitomo Heavy Industries Ltd.	44,747	1,246,952
Sumitomo Metal Mining Co. Ltd.	97,600	3,260,684
Sumitomo Mitsui Construction Co. Ltd.	88,560	228,079
Sumitomo Mitsui Financial Group, Inc.	510,533	29,000,221
Sumitomo Mitsui Trust Holdings, Inc.	263,600	5,542,146
Sumitomo Osaka Cement Co. Ltd.	15,003	372,497
Sumitomo Realty & Development Co. Ltd.	114,387	3,958,239
Sumitomo Rubber Industries Ltd.	69,800	847,222
Sundrug Co. Ltd.	29,541	857,788
Suntory Beverage & Food Ltd.	55,900	1,818,721
Suruga Bank Ltd.	72,500	442,170
Suzuken Co. Ltd.	26,100	770,831
Suzuki Motor Corp.	631,760	7,357,342
SWCC Showa Holdings Co. Ltd.	13,200	348,045
Sysmex Corp.	205,000	3,278,027
Systena Corp.	151,900	253,102
T Hasegawa Co. Ltd.	18,500	361,236
T&D Holdings, Inc.	198,800	3,243,886
Tadano Ltd.	44,800	359,496
Taiheiyo Cement Corp.	47,791	1,093,100
Taikisha Ltd.	10,700	315,593
Taisei Corp.	68,400	2,504,152
Taiyo Holdings Co. Ltd.	17,800	362,735
Taiyo Yuden Co. Ltd.	51,900	1,215,632
Takara Bio, Inc.	27,800	179,730
Takara Holdings, Inc.	64,269	422,210
Takara Leben Real Estate Investment Corp.	409	265,071
Takara Standard Co. Ltd.	20,200	246,423
Takasago Thermal Engineering Co. Ltd.	17,900	600,082
Takashimaya Co. Ltd.	59,300	840,595
Takeda Pharmaceutical Co. Ltd.	633,570	16,651,532
Takeuchi Manufacturing Co. Ltd.	14,900	565,205
Takuma Co. Ltd.	31,700	396,686
Tama Home Co. Ltd. (b)	9,100	251,804
Tamron Co. Ltd.	8,600	399,906
Tbs Holdings, Inc.	14,300	372,683
TDK Corp.	156,343	6,974,617
Techmatrix Corp.	18,700	198,183
TechnoPro Holdings, Inc.	44,800	763,096
Teijin Ltd.	74,100	722,896
Terumo Corp.	542,000	9,194,559
The Awa Bank Ltd.	17,500	298,167
The Hachijuni Bank Ltd.	148,200	988,633
The Hyakugo Bank Ltd.	103,000	423,596
The Keiyo Bank Ltd.	56,200	276,314
The Kiyo Bank Ltd.	32,000	367,609
The Monogatari Corp.	13,600	367,448
The Musashino Bank Ltd.	14,600	285,887
The Nanto Bank Ltd.	14,300	274,843
The San-In Godo Bank Ltd.	61,600	479,829
The Sumitomo Warehouse Co. Ltd.	22,400	370,945
The Toho Bank Ltd.	107,000	229,742
THK Co. Ltd.	47,900	1,045,136
TIS, Inc.	89,400	1,909,278
TKC Corp.	12,200	280,759
TOA Corp.	28,100	194,152
Toagosei Co. Ltd.	37,700	379,238
Tobu Railway Co. Ltd.	76,800	1,523,749
Tocalo Co. Ltd.	30,900	356,064
Toda Corp.	98,900	645,967
Toei Animation Co. Ltd.	18,400	304,526
Toei Co. Ltd.	16,900	401,168
Toho Co. Ltd.	45,800	1,534,409
Toho Gas Co. Ltd.	30,700	788,391
Toho Holdings Co. Ltd.	21,300	510,290
Toho Titanium Co. Ltd. (b)	17,600	151,796
Tohoku Electric Power Co., Inc.	187,100	1,444,423
Tokai Carbon Co. Ltd.	91,400	606,383
TOKAI Holdings Corp.	43,300	266,323
Tokai Rika Co. Ltd.	24,600	334,963
Tokai Tokyo Financial Holdings	89,100	326,510
Tokio Marine Holdings, Inc.	724,579	22,901,330
Tokuyama Corp.	30,035	619,746
Tokyo Century Corp.	63,000	627,060
Tokyo Electric Power Co., Inc. (a)	615,628	3,829,378
Tokyo Electron Device Ltd.	8,900	319,560
Tokyo Electron Ltd.	189,769	41,625,055
Tokyo Gas Co. Ltd.	147,435	3,306,564
Tokyo Ohka Kogyo Co. Ltd.	39,600	1,050,124
Tokyo Seimitsu Co. Ltd.	16,300	1,060,686
Tokyo Steel Manufacturing Co. Ltd.	27,800	294,898
Tokyo Tatemono Co. Ltd.	77,500	1,289,599
Tokyo TY Financial Group, Inc.	11,700	347,299
Tokyotokeiba Co. Ltd.	8,600	237,054
Tokyu Construction Co. Ltd.	50,300	270,681
Tokyu Corp.	202,400	2,395,922
Tokyu Fudosan Holdings Corp.	247,200	1,811,050
Tokyu REIT, Inc.	400	411,572
TOMONY Holdings, Inc.	88,900	234,989
Tomy Co. Ltd.	36,300	580,406
Topcon Corp.	41,860	491,657
Toppan Holdings, Inc.	92,500	2,194,466
Topre Corp.	17,200	277,637
Toray Industries, Inc.	549,300	2,510,698
TORIDOLL Holdings Corp.	19,200	461,385
Toshiba Tec Corp.	15,600	313,777
Tosoh Corp.	104,400	1,439,271
Totetsu Kogyo Co. Ltd.	12,400	247,716
Toto Ltd.	58,100	1,572,447
Towa Corp.	8,300	478,002
Towa Pharmaceutical Co. Ltd.	12,700	228,604
Toyo Construction Co. Ltd.	27,200	220,388
Toyo Seikan Group Holdings Ltd.	53,400	825,422
Toyo Suisan Kaisha Ltd.	36,036	2,253,487
Toyo Tanso Co. Ltd.	5,800	286,088
Toyo Tire Corp.	47,700	902,441
Toyobo Co. Ltd.	44,500	315,786
Toyoda Gosei Co. Ltd.	27,500	532,419
Toyota Boshoku Corp.	35,400	523,507
Toyota Industries Corp.	58,900	5,597,083
Toyota Motor Corp.	4,265,560	97,291,434
Toyota Tsusho Corp.	85,349	5,426,484
Transcosmos, Inc.	12,400	268,054
Trend Micro, Inc.	54,100	2,665,951
Tri Chemical Laboratories, Inc.	11,500	319,900
Trusco Nakayama Corp.	25,200	416,866
TS tech Co. Ltd.	40,200	494,988
Tsubakimoto Chain Co.	11,000	378,708
Tsumura & Co.	23,684	570,707
Tsuruha Holdings, Inc.	16,200	1,022,607
U-Next Holdings Co. Ltd.	9,800	273,857
Uacj Corp.	14,300	436,874
Ube Corp.	38,200	698,360
Ulvac, Inc.	19,159	1,145,627
Unicharm Corp.	160,500	4,768,961
United Urban Investment Corp.	1,114	1,067,428
Ushio, Inc.	37,100	488,008
USS Co. Ltd.	169,300	1,293,333
UT Group Co. Ltd. (a)	13,100	274,706
Valor Holdings Co. Ltd.	18,200	278,835
Visional, Inc. (a)	9,400	428,906
Wacoal Holdings Corp.	17,000	372,072
Wacom Co. Ltd.	61,900	237,728
WealthNavi, Inc. (a)(b)	17,500	158,619
Welcia Holdings Co. Ltd.	39,600	582,231
West Holdings Corp. (b)	11,149	186,030
West Japan Railway Co.	174,312	3,308,694
Workman Co. Ltd. (b)	9,500	233,392
Yakult Honsha Co. Ltd.	104,300	2,040,082
Yamada Holdings Co. Ltd.	229,510	656,992
Yamaguchi Financial Group, Inc.	80,800	816,210
Yamaha Corp.	55,700	1,173,777
Yamaha Motor Co. Ltd.	358,821	3,346,804
Yamato Holdings Co. Ltd.	110,700	1,461,980
Yamato Kogyo Co. Ltd.	16,300	875,786
Yamazaki Baking Co. Ltd.	49,200	1,190,807
Yamazen Co. Ltd.	36,800	323,195
Yaoko Co. Ltd.	7,900	427,093
Yaskawa Electric Corp.	96,900	3,992,535
Yellow Hat Ltd.	21,000	272,980
Yodogawa Steel Works Ltd.	9,400	295,028
Yokogawa Bridge Holdings Corp.	16,700	302,894
Yokogawa Electric Corp.	92,312	2,039,708
Yokohama Rubber Co. Ltd.	47,700	1,248,510
YONEX Co. Ltd.	32,200	256,777
Yoshinoya Holdings Co. Ltd.	27,100	496,307
Yuasa Trading Co. Ltd.	9,600	350,811
Zenkoku Hosho Co. Ltd.	21,300	747,885
Zensho Holdings Co. Ltd.	39,200	1,519,361
Zeon Corp.	61,100	608,930
Zojirushi Thermos	25,200	245,814
ZOZO, Inc.	54,400	1,171,693
Zuken, Inc.	8,600	224,721
TOTAL JAPAN		1,867,524,180
Jordan - 0.0%
Hikma Pharmaceuticals PLC	68,753	1,652,914
Korea (South) - 3.2%
ABL Bio, Inc. (a)	17,881	333,176
Advanced Nano Products Co. Ltd.	4,151	345,939
Alteogen, Inc. (a)	15,036	1,910,140
AMOREPACIFIC Corp.	12,192	1,481,866
AMOREPACIFIC Group, Inc.	15,021	361,606
Ananti, Inc. (a)(b)	62,745	286,920
BGF Retail Co. Ltd.	4,487	421,831
Bioneer Corp. (a)	17,890	389,115
BNK Financial Group, Inc.	122,378	736,785
Celltrion Pharm, Inc.	7,819	538,246
Celltrion, Inc.	61,640	8,346,320
CHA Biotech Co. Ltd. (a)	23,060	283,032
Cheil Worldwide, Inc.	35,188	478,588
Chong Kun Dang Pharmaceutical Corp.	3,488	261,076
CJ CheilJedang Corp.	3,883	938,554
CJ Corp.	5,882	537,889
CJ ENM Co. Ltd.	5,009	273,272
CJ Logistics Corp.	4,185	368,149
Classys, Inc.	9,743	264,416
Cosmax, Inc.	3,755	377,787
Cosmo AM&T Co. Ltd. (a)	10,083	1,085,900
Cosmochemical Co. Ltd. (a)	12,485	284,711
Coway Co. Ltd.	23,300	930,935
Creative & Innovative System (a)	32,597	266,833
CS Wind Corp.	11,542	431,275
Daeduck Electronics Co. Ltd.	17,282	285,955
Daejoo Electronic Materials Co. Ltd.	4,899	327,641
Daewoo Engineering & Construction Co. Ltd. (a)	122,969	337,873
Daewoong Pharmaceutical Co. Ltd.	3,542	284,918
Daishin Securities Co. Ltd.	10,166	114,854
DB HiTek Co. Ltd.	16,020	472,075
Db Insurance Co. Ltd.	19,287	1,349,097
Delivery Hero AG (a)(d)	71,491	2,000,142
Dentium Co. Ltd.	3,325	309,349
DGB Financial Group Co. Ltd.	77,204	470,269
DL E&C Co. Ltd.	14,794	395,474
DL Holdings Co. Ltd.	6,405	245,092
Dongjin Semichem Co. Ltd.	17,726	546,497
Dongsuh Co., Inc.	27,276	373,988
Doosan Bobcat, Inc.	23,546	877,567
Doosan Co. Ltd.	3,418	372,320
Doosan Fuel Cell Co. Ltd. (a)(b)	22,057	314,376
Doosan Heavy Industries & Construction Co. Ltd. (a)	186,604	2,246,821
Douzone Bizon Co. Ltd.	7,945	339,973
E-Mart, Inc.	8,829	403,781
Ecopro BM Co. Ltd.	19,769	3,351,020
Ecopro Co. Ltd.	40,410	3,046,015
Ecopro HN Co. Ltd.	4,670	228,770
Ecopro Materials Co. Ltd.	5,700	470,807
Enchem Co. Ltd. (a)	3,420	697,666
EO Technics Co. Ltd.	3,819	646,527
Eugene Technology Co. Ltd.	7,406	280,929
F&F Co. Ltd.	8,096	382,165
Fila Holdings Corp.	20,501	601,811
Foosung Co. Ltd.	44,396	246,348
Green Cross Corp.	4,584	375,571
GS Engineering & Construction Corp.	35,017	413,934
GS Holdings Corp.	20,331	655,497
GS Retail Co. Ltd.	29,248	418,089
Hana Financial Group, Inc.	118,817	4,997,293
Hana Micron, Inc.	16,811	324,907
Hana Tour Service, Inc.	7,026	313,355
HanAll BioPharma Co. Ltd. (a)	14,848	383,597
Hanjin Kal Corp.	11,260	481,906
Hankook Tire Co. Ltd.	31,259	1,322,678
Hanmi Pharm Co. Ltd.	3,230	733,744
Hanmi Science Co. Ltd.	9,762	237,782
Hanmi Semiconductor Co. Ltd.	17,761	1,686,587
Hanon Systems	88,582	353,766
Hansol Chemical Co. Ltd.	4,344	600,845
Hanwha Aerospace Co. Ltd.	14,466	2,191,186
Hanwha Corp.	23,225	454,497
Hanwha Life Insurance Co. Ltd.	148,569	314,262
Hanwha Ocean Co. Ltd. (a)	32,548	747,367
Hanwha Solutions Corp.	46,480	843,578
Hanwha Systems Co. Ltd.	32,386	456,350
HD Hyundai Co. Ltd.	19,129	923,499
HD Hyundai Construction Equipment Co. Ltd.	6,044	236,957
HD Hyundai Electric Co. Ltd.	8,836	1,554,436
HD Hyundai Heavy Industries Co. Ltd. (a)	9,844	970,848
HD Hyundai Infracore Co. Ltd.	62,542	371,037
Hd Hyundai Mipo (a)	11,933	640,759
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	17,664	1,663,103
HDC Hyundai Development Co.	19,289	243,952
Hite Jinro Co. Ltd.	20,004	302,446
HK inno.N Corp.	10,938	304,687
HL Mando Co. Ltd.	18,122	509,648
HLB Life Science Co. Ltd. (a)	36,562	451,038
HLB, Inc.	47,387	3,775,625
HMM Co. Ltd.	99,725	1,135,386
Hotel Shilla Co.	14,510	619,838
HPSP Co. Ltd.	17,164	479,206
HUGEL, Inc. (a)	2,872	437,864
HYBE Co. Ltd.	8,551	1,236,905
Hyosung Advanced Materials Co.	1,400	368,349
Hyosung Corp.	7,637	330,693
Hyosung Heavy Industries Co. Ltd.	2,138	475,768
Hyosung TNC Co. Ltd.	1,265	334,233
Hyundai Bioscience Co. Ltd. (a)	16,963	246,390
Hyundai Department Store Co. Ltd.	7,609	287,010
Hyundai Elevator Co. Ltd.	11,159	324,405
Hyundai Engineering & Construction Co. Ltd.	34,825	884,690
Hyundai Glovis Co. Ltd.	8,187	1,068,762
Hyundai Marine & Fire Insurance Co. Ltd.	26,632	599,509
Hyundai Mobis	24,755	4,038,563
Hyundai Motor Co. Ltd.	50,008	8,970,054
Hyundai Rotem Co. Ltd.	32,830	877,737
Hyundai Steel Co.	37,838	876,173
Hyundai Wia Corp.	8,976	372,585
Industrial Bank of Korea	119,877	1,201,813
ISC Co. Ltd.	4,545	237,374
Isu Specialty Chemical Co. Ltd. (c)	1,655	405,397
Isupetasys Co. Ltd.	19,745	552,335
JB Financial Group Co. Ltd.	50,187	480,188
Jeju Semiconductor Corp. (a)	12,428	196,877
JR Global (REIT)	107,562	312,273
Jusung Engineering Co. Ltd.	14,285	352,815
JYP Entertainment Corp.	12,650	603,342
Kakao Corp.	126,281	4,373,320
Kakao Games Corp. (a)	20,986	326,827
Kakao Pay Corp. (a)	12,672	318,459
KakaoBank Corp.	69,117	1,236,201
Kangwon Land, Inc.	47,264	520,812
KB Financial Group, Inc.	154,998	8,383,083
KCC Corp.	2,056	371,138
KEPCO E&C	8,248	387,780
KEPCO Plant Service & Engineering Co. Ltd.	13,497	341,510
Kia Corp.	105,677	8,928,168
Kiwoom Securities Co. Ltd.	6,234	590,345
Koh Young Technology, Inc.	23,529	273,603
Kolmar Korea Co. Ltd.	8,667	312,015
Kolon Industries, Inc.	11,305	324,496
Korea Aerospace Industries Ltd.	31,285	1,161,638
Korea Electric Power Corp. (a)	105,755	1,609,963
Korea Gas Corp.	13,531	268,446
Korea Investment Holdings Co. Ltd.	18,102	872,485
Korea Zinc Co. Ltd.	3,536	1,174,595
Korean Air Lines Co. Ltd.	81,841	1,230,722
Korean Reinsurance Co.	60,588	357,113
KRAFTON, Inc. (a)	11,839	2,031,867
KT Corp.	29,191	727,789
KT&G Corp.	41,189	2,646,616
Kum Yang Co. Ltd. (a)	14,237	952,600
Kumho Petro Chemical Co. Ltd.	6,791	673,559
Kumho Tire Co., Inc. (a)	58,070	293,213
L&F Co. Ltd.	10,391	1,212,136
Lake Materials Co. Ltd. (a)	17,733	289,455
Leeno Industrial, Inc.	4,250	755,125
LG Chemical Ltd.	19,029	5,452,645
LG Corp.	38,836	2,209,699
LG Display Co. Ltd. (a)	160,046	1,208,005
LG Electronics, Inc.	43,435	2,884,765
LG Energy Solution (a)	18,920	5,249,167
LG H & H Co. Ltd.	3,955	1,188,337
LG Innotek Co. Ltd.	6,320	1,001,769
LG Uplus Corp.	105,009	743,739
LIG Nex1 Co. Ltd.	5,327	614,984
LigaChem Biosciences, Inc. (a)	10,635	519,067
Lotte Chemical Corp.	8,268	637,141
Lotte Confectionery Co. Ltd.	15,760	313,257
Lotte Energy Materials Corp.	11,729	380,456
Lotte Fine Chemical Co. Ltd.	9,083	293,989
Lotte Shopping Co. Ltd.	5,850	292,496
LS Corp.	8,208	808,743
LS Electric Co. Ltd.	7,998	1,006,522
Lunit, Inc.	9,387	376,488
LX International Corp.	16,801	337,114
Lx Semicon Co. Ltd.	5,740	301,324
Medytox, Inc.	2,779	268,436
Meritz Financial Holdings Co.	41,492	2,365,766
Mezzion Pharma Co. Ltd. (a)	10,945	295,868
Mirae Asset Securities Co. Ltd.	106,508	578,853
Myoung Shin Industrial Co. Ltd.	25,542	268,152
NAVER Corp.	52,559	6,913,101
NCSOFT Corp.	6,071	764,926
Netmarble Corp. (a)(d)	11,137	444,673
NEXTIN, Inc.	4,898	229,842
NH Investment & Securities Co. Ltd.	69,574	623,621
NongShim Co. Ltd.	1,741	498,511
Oci Co. Ltd.	3,978	268,518
Oci Holdings Co. Ltd.	6,500	441,620
Orion Corp./Republic of Korea	10,507	701,200
Oscotec, Inc. (a)	13,590	298,143
Ottogi Corp.	1,084	324,950
Pan Ocean Co., Ltd. (Korea)	115,542	340,628
Paradise Co. Ltd.	36,608	395,484
Park Systems Corp.	2,420	256,651
Pearl Abyss Corp. (a)	15,761	361,150
People & Technology, Inc.	9,453	270,330
Peptron, Inc. (a)	8,810	182,374
PharmaResearch Co. Ltd.	3,861	352,666
Poongsan Corp.	9,747	454,174
POSCO	29,033	8,357,810
POSCO Chemtech Co. Ltd.	12,604	2,528,545
POSCO ICT Co. Ltd.	21,799	631,719
Posco International Corp.	22,136	728,036
Rainbow Robotics (a)	3,667	461,732
S&S Tech Corp.	8,712	261,144
S-Oil Corp.	19,850	1,033,459
S.M. Entertainment Co. Ltd.	6,077	345,064
S1 Corp.	9,656	414,736
Sam A Aluminium Co. Ltd.	2,942	164,090
Sam Chun Dang Pharm Co. Ltd. (a)	6,743	506,138
Samsung Biologics Co. Ltd. (a)(d)	7,171	4,019,232
Samsung C&T Corp.	33,940	3,649,616
Samsung E&A Co. Ltd. (a)	65,343	1,235,391
Samsung Electro-Mechanics Co. Ltd.	22,896	2,546,751
Samsung Electronics Co. Ltd.	1,891,229	104,832,763
Samsung Fire & Marine Insurance Co. Ltd.	12,531	2,796,908
Samsung Heavy Industries Co. Ltd. (a)	271,923	1,837,244
Samsung Life Insurance Co. Ltd.	32,814	2,061,917
Samsung SDI Co. Ltd.	22,201	6,851,291
Samsung SDS Co. Ltd.	15,874	1,818,489
Samsung Securities Co. Ltd.	28,526	778,170
Samyang Foods Co. Ltd.	2,466	523,278
SD Biosensor, Inc.	24,014	181,747
Seegene, Inc.	17,258	274,660
Seojin System Co. Ltd. (a)	17,170	303,483
SFA Engineering Corp.	18,565	343,565
Shinhan Financial Group Co. Ltd.	176,726	5,920,895
Shinsegae Co. Ltd.	3,987	476,112
Shinsung Delta Tech Co. Ltd.	6,813	398,560
SIMMTECH Co. Ltd.	10,905	237,221
SK Biopharmaceuticals Co. Ltd. (a)	13,574	851,550
SK Bioscience Co. Ltd. (a)	14,558	611,438
SK Chemicals Co. Ltd.	7,310	316,802
SK Hynix, Inc.	219,857	27,055,649
SK IE Technology Co. Ltd. (a)(d)	12,193	514,623
SK Innovation Co., Ltd. (a)	24,875	1,967,845
SK Networks Co. Ltd.	53,265	192,812
SK Square Co. Ltd. (a)	39,801	2,180,643
SK Telecom Co. Ltd.	23,944	883,013
SK, Inc.	15,144	1,799,545
SKC Co. Ltd.	8,385	660,875
SOLUM Co. Ltd. (a)	20,456	384,304
SOOP Co. Ltd.	3,737	301,632
Soulbrain Co. Ltd.	1,983	426,896
ST Pharm Co. Ltd.	6,847	459,995
Studio Dragon Corp. (a)	9,404	287,643
SungEel HiTech Co. Ltd. (a)	4,321	247,782
Synopex, Inc.	36,431	227,835
Taihan Electric Wire Co. Ltd.	56,172	554,304
TCC Steel	7,339	276,390
WeMade Entertainment Co. Ltd.	7,929	268,002
WONIK IPS Co. Ltd.	13,446	357,100
Woori Financial Group, Inc.	248,793	2,542,426
Youngone Corp.	10,283	283,764
Yuhan Corp.	23,377	1,212,607
TOTAL KOREA (SOUTH)		390,565,505
Kuwait - 0.2%
Agility Global PLC (c)(e)	1,295,636	52,532
Agility Public Warehousing Co. KSC (c)	647,818	690,263
Al Ahli Bank of Kuwait KSCP	525,551	409,122
Ali Alghanim Sons Automotive Co. KSSC	65,736	234,969
Boubyan Bank KSC	591,342	1,129,745
Boubyan Petrochemicals Co. KSCP	192,902	430,479
Boursa Kuwait Securities Co. KPSC	45,013	292,008
Burgan Bank SAK	578,043	339,364
Commercial Real Estate Co.	853,246	370,856
Gulf Bank	817,202	683,873
Gulf Cable & Electrical Industries Co. KSCP	57,423	233,752
Human Soft Holding Co. KSCC	43,683	410,759
Kuwait Finance House KSCP	3,668,807	8,568,086
Kuwait International Bank	477,303	249,257
Kuwait Projects Co. Holding KSCP (a)	919,930	378,953
Kuwait Real Estate Co.	376,702	270,033
Kuwait Telecommunications Co.	187,496	333,880
Mabanee Co. SAKC	287,525	734,900
Mobile Telecommunication Co.	791,050	1,252,132
National Bank of Kuwait	3,102,481	8,704,658
National Industries Group Holding SAK	807,220	562,933
National Investments Co. KSCC	233,112	192,055
Salhia Real Estate Co. KSCP	230,742	327,065
Warba Bank KSCP	613,458	376,074
TOTAL KUWAIT		27,227,748
Luxembourg - 0.1%
Aperam SA	18,871	552,618
ArcelorMittal SA (Netherlands)	205,131	5,164,224
Eurofins Scientific SA	54,224	3,333,188
Reinet Investments SCA	56,642	1,323,162
SES SA (France) (depositary receipt)	160,740	782,573
TOTAL LUXEMBOURG		11,155,765
Macau - 0.1%
Galaxy Entertainment Group Ltd.	884,000	3,966,413
Sands China Ltd. (a)	977,200	2,304,869
SJM Holdings Ltd. (a)(b)	1,288,250	472,795
Wynn Macau Ltd.	664,000	616,620
TOTAL MACAU		7,360,697
Malaysia - 0.4%
Alliance Bank Malaysia Bhd	469,200	375,254
AMMB Holdings Bhd	1,047,700	920,952
Axiata Group Bhd	1,229,958	728,295
Axis (REIT)	725,038	291,615
Bermaz Auto Bhd	585,800	283,312
Bursa Malaysia Bhd	323,400	504,838
Carlsberg Brewery Bhd	77,200	302,117
CelcomDigi Bhd	1,508,100	1,309,061
Chin Hin Group Bhd	341,000	420,352
CIMB Group Holdings Bhd	2,575,248	3,559,069
CTOS Digital Bhd	969,800	286,128
Dialog Group Bhd	1,412,100	711,341
Fraser & Neave Holdings Bhd	62,600	411,175
Frontken Corp. Bhd	561,400	461,939
Gamuda Bhd	826,289	918,448
Genting Bhd	915,600	865,409
Genting Malaysia Bhd	1,279,900	706,026
Hap Seng Consolidated Bhd	233,000	214,548
Hartalega Holdings Bhd (a)	719,200	421,208
Heineken Malaysia Bhd	82,200	397,418
Hong Leong Bank Bhd	267,800	1,081,494
IHH Healthcare Bhd	830,700	1,092,984
IJM Corp. Bhd	954,400	482,225
Inari Amertron Bhd	1,202,350	775,208
IOI Corp. Bhd	1,043,800	888,494
IOI Properties Group Bhd	643,900	290,775
Kossan Rubber Industries Bhd	667,500	305,239
KPJ Healthcare Bhd	796,700	336,469
Kuala Lumpur Kepong Bhd	198,632	959,452
Malayan Banking Bhd	2,110,818	4,301,141
Malaysia Airports Holdings Bhd	392,451	821,363
Malaysian Pacific Industries Bhd	44,700	282,553
Maxis Bhd	1,108,600	851,502
Mega First Corp. Bhd	369,900	361,771
MISC Bhd	526,200	876,792
MR DIY Group M Sdn Bhd (d)	1,499,800	490,229
My E.G.Services Bhd	2,477,070	484,187
Nestle (Malaysia) Bhd	30,100	801,312
Pentamaster Corp. Bhd	339,200	302,419
Petronas Chemicals Group Bhd	1,148,700	1,630,082
Petronas Dagangan Bhd	135,500	611,174
Petronas Gas Bhd	296,300	1,116,651
PPB Group Bhd	271,740	895,212
Press Metal Aluminium Holdings	1,534,500	1,724,907
Public Bank Bhd	5,839,600	5,036,702
QL Resources Bhd	482,275	647,658
RHB Bank Bhd	599,293	689,848
Scientex Bhd	379,800	333,996
Sime Darby Bhd	1,225,189	717,279
Sime Darby Plantation Bhd	905,771	845,862
Sime Darby Property Bhd	1,427,600	291,894
Sunway (REIT)	805,200	268,144
Telekom Malaysia Bhd	523,415	678,340
Tenaga Nasional Bhd	1,033,200	2,587,175
TIME dotCom Bhd	533,500	576,638
Top Glove Corp. Bhd (a)	2,329,300	428,998
United Plantations Bhd	80,800	423,231
V.S. Industry Bhd	1,440,200	274,240
ViTrox Corp. Bhd	165,800	258,990
Yinson Holdings Bhd	588,500	299,694
YTL Corp. Bhd	1,369,900	885,704
YTL Power International Bhd	1,020,500	978,300
TOTAL MALAYSIA		52,074,833
Malta - 0.0%
Kindred Group PLC (depository receipt)	88,467	993,813
Mexico - 0.7%
Alfa SA de CV Series A	1,306,100	960,662
Alsea S.A.B. de CV (a)	195,411	818,569
America Movil S.A.B. de CV Series L	7,516,196	7,156,088
Arca Continental S.A.B. de CV	203,500	1,985,256
Banco del Bajio SA (d)	316,500	1,166,916
Bolsa Mexicana de Valores S.A.B. de CV	196,100	368,373
Borr Drilling Ltd. (b)	89,323	474,819
CEMEX S.A.B. de CV unit (a)	6,089,232	4,823,541
Coca-Cola FEMSA S.A.B. de CV unit	210,420	2,087,526
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)(b)	402,900	331,384
Corporacion Inmobiliaria Vesta S.A.B. de CV (b)	326,000	1,153,415
FIBRA Macquarie Mexican (REIT) (d)	326,216	586,896
Fibra Uno Administracion SA de CV	1,168,435	1,677,207
Fomento Economico Mexicano S.A.B. de CV unit	780,491	9,130,844
Genomma Lab Internacional SA de CV	371,000	361,888
Gentera S.A.B. de CV	453,800	727,691
Gruma S.A.B. de CV Series B	73,810	1,449,680
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	157,901	2,876,014
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	72,345	2,485,088
Grupo Aeroportuario Norte S.A.B. de CV	114,900	1,272,095
Grupo Bimbo S.A.B. de CV Series A	530,877	2,224,441
Grupo Carso SA de CV Series A1	228,027	1,793,388
Grupo Financiero Banorte S.A.B. de CV Series O	1,041,819	10,311,306
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	740,500	2,051,955
Grupo Mexico SA de CV Series B	1,246,417	7,701,545
Grupo Televisa SA de CV	997,670	589,956
Grupo Traxion S.A.B. de CV (a)(b)(d)	179,500	301,878
Industrias Penoles SA de CV (a)	80,480	1,167,966
Kimberly-Clark de Mexico SA de CV Series A	619,867	1,290,338
La Comer S.A.B. de CV (b)	229,200	490,892
Megacable Holdings S.A.B. de CV unit	128,900	375,246
Nemak S.A.B. de CV (a)(b)(d)	1,340,775	231,671
Ollamani S.A.B. (b)	23,001	47,101
Operadora de Sites Mexicanos, SA de CV	543,363	611,534
Orbia Advance Corp. S.A.B. de CV	407,428	669,266
Prologis Property Mexico SA (b)	315,340	1,243,633
Promotora y Operadora de Infraestructura S.A.B. de CV	78,110	784,668
Qualitas Controladora S.A.B. de CV (b)	82,100	1,073,627
Regional S.A.B. de CV (b)	101,700	918,525
Southern Copper Corp.	33,686	3,930,146
Terrafina	310,471	763,366
Wal-Mart de Mexico SA de CV Series V	2,083,730	7,775,026
TOTAL MEXICO		88,241,426
Netherlands - 2.6%
Aalberts Industries NV	40,199	1,927,085
ABN AMRO Bank NV:
GDR (Bearer) (d)	192,457	3,099,337
rights (a)(e)	192,457	182,797
Adyen BV (a)(d)	8,744	10,475,308
AEGON NV	591,052	3,680,979
Akzo Nobel NV	68,396	4,535,736
Alfen Beheer BV (a)(b)(d)	9,228	401,409
AMG Critical Materials NV	15,057	355,443
Arcadis NV	29,068	1,803,893
Argenx SE (a)	23,926	8,937,883
ASM International NV (Netherlands)	18,953	12,038,897
ASML Holding NV (Netherlands)	162,265	144,198,000
ASR Nederland NV	64,132	3,214,705
Basic-Fit NV (a)(b)(d)	23,265	512,955
BE Semiconductor Industries NV	31,276	4,188,907
Corbion NV	26,493	580,734
Eurocommercial Properties NV	20,009	456,967
Euronext NV (d)	34,049	3,075,935
EXOR NV	36,172	3,964,503
Flow Traders Ltd. (b)	18,557	382,020
Fugro NV:
(Certificaten Van Aandelen)	47,046	1,147,743
rights (a)(e)	47,046	20,083
Heineken Holding NV	51,419	4,145,758
Heineken NV (Bearer)	114,895	11,194,836
IMCD NV	22,932	3,481,289
ING Groep NV (Certificaten Van Aandelen)	1,333,037	21,075,677
JDE Peet's BV	42,069	934,735
Koninklijke Ahold Delhaize NV	381,979	11,594,658
Koninklijke BAM Groep NV	120,392	492,601
Koninklijke BAM Groep NV rights (a)(e)	120,392	25,696
Koninklijke KPN NV	1,354,839	4,923,663
Koninklijke Philips Electronics NV	312,617	8,301,916
Koninklijke Vopak NV	29,025	1,156,005
NN Group NV	109,363	5,059,474
NSI NV	13,557	257,242
OCI NV	42,500	1,147,507
Pharming Group NV (a)(b)	372,859	348,773
PostNL NV (b)	187,420	253,019
PostNL NV rights (a)(b)(e)	187,420	6,000
Randstad NV	43,762	2,204,372
Redcare Pharmacy NV (a)(b)(d)	6,283	851,563
SBM Offshore NV	56,861	846,515
SBM Offshore NV rights (a)(e)	56,861	46,428
Signify NV (d)	52,660	1,447,680
TKH Group NV (bearer) (depositary receipt)	18,989	821,951
TomTom Group BV (a)(b)	36,437	218,537
Universal Music Group NV	329,585	9,743,007
Van Lanschot Kempen NV (Bearer)	13,814	491,656
Wereldhave NV	18,608	259,351
Wolters Kluwer NV	99,414	14,932,818
TOTAL NETHERLANDS		315,444,046
New Zealand - 0.2%
Air New Zealand Ltd.	746,564	240,016
Auckland International Airport Ltd.	535,779	2,458,480
Contact Energy Ltd.	317,080	1,618,821
Fisher & Paykel Healthcare Corp.	236,430	3,959,671
Fletcher Building Ltd.	329,799	738,161
Goodman Property Trust	450,898	604,733
Infratil Ltd.	334,155	2,145,524
Kiwi Property Group Ltd.	743,655	354,080
Mercury Nz Ltd.	290,955	1,091,916
Meridian Energy Ltd.	535,864	1,889,929
Ryman Healthcare Ltd. (a)	248,206	592,453
Spark New Zealand Ltd.	735,903	2,051,872
Xero Ltd. (a)	57,979	4,501,386
TOTAL NEW ZEALAND		22,247,042
Nigeria - 0.0%
Airtel Africa PLC (d)	374,574	519,066
Norway - 0.5%
Aker ASA (A Shares)	8,783	489,416
Aker BP ASA	126,099	3,087,629
Aker Solutions ASA	106,911	405,181
Austevoll Seafood ASA	48,671	390,604
BlueNord ASA (a)	10,456	535,578
Borregaard ASA	40,021	685,961
Crayon Group Holding A/S (a)(b)(d)	34,454	256,036
DNB Bank ASA	368,416	6,437,372
DNO ASA (A Shares) (b)	329,042	308,352
DOF Group ASA	64,146	474,086
Elkem ASA (b)(d)	152,187	267,425
Entra ASA (d)	32,841	303,325
Equinor ASA	360,923	9,603,575
Europris ASA (d)	74,843	472,969
FLEX LNG Ltd.	14,620	383,251
Frontline PLC	54,894	1,309,035
Gjensidige Forsikring ASA	82,219	1,322,639
Golden Ocean Group Ltd.	53,880	760,776
Hoegh Autoliners ASA	48,695	513,756
Kitron ASA	89,907	232,770
Kongsberg Gruppen ASA	35,497	2,511,648
Leroy Seafood Group ASA	115,128	509,907
Mowi ASA	188,164	3,319,146
MPC Container Ships ASA	198,717	320,477
NEL ASA (a)(b)	759,478	358,664
Nordic VLSI ASA (a)(b)	74,202	824,949
Norsk Hydro ASA	533,518	3,278,674
Norwegian Air Shuttle A/S (a)(b)	310,679	408,468
Orkla ASA	277,564	1,893,987
PGS ASA (a)	437,984	339,474
Protector Forsikring ASA	23,246	472,935
Salmar ASA	26,542	1,676,123
Schibsted ASA:
(A Shares)	33,172	949,009
(B Shares)	35,681	999,588
Seadrill Ltd. (a)	12,410	607,178
Sparebank 1 Oestlandet (b)	19,134	230,810
Sparebank 1 Sr Bank ASA (primary capital certificate)	76,293	925,804
Sparebanken Midt-Norge	56,977	750,495
Sparebanken Nord-Norge	45,902	414,785
Stolt-Nielsen SA	11,012	470,874
Storebrand ASA (A Shares)	176,865	1,702,018
Telenor ASA	252,156	2,903,250
TGS ASA	56,572	647,788
Tomra Systems ASA	96,121	1,191,508
Wallenius Wilhelmsen ASA	46,235	468,656
TOTAL NORWAY		56,415,951
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	82,088	1,420,122
Credicorp Ltd. (United States)	27,309	4,522,643
Intercorp Financial Services, Inc.	16,385	349,328
TOTAL PERU		6,292,093
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	723,230	527,204
Alliance Global Group, Inc.	1,184,300	205,167
AREIT, Inc.	308,600	184,039
Ayala Corp.	113,245	1,204,764
Ayala Land, Inc.	2,766,300	1,372,465
Bank of the Philippine Islands (BPI)	751,281	1,646,258
BDO Unibank, Inc.	958,564	2,441,488
Bloomberry Resorts Corp. (a)	2,037,300	366,931
Century Pacific Food, Inc.	546,700	358,997
DMCI Holdings, Inc.	1,363,000	261,189
GT Capital Holdings, Inc.	42,340	468,345
International Container Terminal Services, Inc.	410,390	2,349,162
JG Summit Holdings, Inc.	1,116,790	652,611
Jollibee Food Corp.	186,170	757,615
Manila Electric Co.	114,890	728,608
Metropolitan Bank & Trust Co.	745,608	902,941
PLDT, Inc.	30,770	717,184
PUREGOLD Price Club, Inc.	490,400	201,034
Robinsons Land Corp.	932,956	251,681
Security Bank Corp.	202,230	249,981
Semirara Mining & Power Corp.	406,100	231,669
SM Investments Corp.	96,325	1,582,845
SM Prime Holdings, Inc.	4,051,100	1,959,159
TELUS International, Inc. (a)	34,497	290,179
Universal Robina Corp.	379,020	672,244
Wilcon Depot, Inc.	663,500	190,433
TOTAL PHILIPPINES		20,774,193
Poland - 0.3%
Alior Bank SA	34,839	891,502
Allegro.eu SA (a)(d)	234,035	1,962,504
Asseco Poland SA	24,108	475,456
Auto Partner SA (b)	36,082	240,612
Bank Millennium SA (a)	253,773	580,255
Bank Polska Kasa Opieki SA	73,443	3,059,823
Budimex SA	5,185	878,781
CCC SA (a)(b)	18,070	421,191
CD Projekt SA	26,065	761,439
Cyfrowy Polsat SA (a)(b)	115,411	286,081
Dino Polska SA (a)(d)	19,875	1,910,379
ENEA SA (a)	115,489	241,148
Grupa Kety SA	3,984	828,445
InPost SA (a)	80,021	1,292,078
Jastrzebska Spolka Weglowa SA (a)(b)	22,299	168,765
KGHM Polska Miedz SA (Bearer)	55,259	1,916,029
Kruk SA	7,073	808,712
LPP SA	449	1,741,142
mBank SA (a)	6,070	1,026,232
Orange Polska SA (b)	274,812	532,497
Orlen SA	228,913	3,749,379
PGE Polska Grupa Energetyczna SA (a)	364,795	547,498
Powszechna Kasa Oszczednosci Bank SA	349,601	5,231,432
Powszechny Zaklad Ubezpieczen SA	242,266	3,062,667
Santander Bank Polska SA	14,259	1,971,316
Tauron Polska Energia SA (a)	437,755	314,578
Text SA	9,024	200,217
XTB SA (d)	20,765	325,471
TOTAL POLAND		35,425,629
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	3,461,837	1,214,004
Corticeira Amorim SGPS SA	24,406	249,521
Energias de Portugal SA	1,268,776	4,774,337
Galp Energia SGPS SA Class B	187,759	4,047,603
Greenvolt-Energias Renovaveis SA (a)	24,827	219,912
Jeronimo Martins SGPS SA	116,170	2,398,948
Mota-Engil SGPS SA	43,833	190,482
NOS SGPS	112,632	389,451
REN - Redes Energeticas Nacionais SGPS SA	172,709	417,474
Sonae SGPS SA	322,062	323,082
The Navigator Co. SA	105,334	466,736
TOTAL PORTUGAL		14,691,550
Qatar - 0.2%
Barwa Real Estate Co.	868,701	670,434
Doha Bank	1,027,141	421,181
Dukhan Bank	754,091	797,584
Estithmar Holding QPSC (a)	389,375	219,124
Gulf International Services QSC	393,586	299,865
Industries Qatar QSC	594,688	2,000,804
Masraf al Rayan	2,295,287	1,583,565
Mesaieed Petrochemical Holding Co.	2,311,092	1,218,068
Ooredoo QSC	336,689	923,791
Qatar Aluminum Manufacturing Co.	1,265,834	491,245
Qatar Electricity & Water Co.	181,917	761,943
Qatar Fuel Co.	244,940	972,764
Qatar Gas Transport Co. Ltd. (Nakilat)	1,019,457	1,119,695
Qatar International Islamic Bank QSC	415,665	1,148,473
Qatar Islamic Bank	717,816	3,607,809
Qatar National Bank SAQ	1,848,548	7,041,846
Qatar Navigation QPSC	395,893	1,147,122
The Commercial Bank of Qatar	1,330,282	1,517,347
United Development Co.	789,592	238,547
Vodafone Qatar QSC	850,005	413,213
TOTAL QATAR		26,594,420
Romania - 0.0%
NEPI Rockcastle PLC	225,608	1,516,388
Russia - 0.0%
Aeroflot Pjsc (a)(c)	402,869	28,556
Alrosa Co. Ltd. (a)(c)	739,283	122,462
Credit Bank of Moscow (a)(c)	4,537,000	45,067
Detsky Mir PJSC (a)(c)(d)	227,830	37,565
Gazprom OAO (a)(c)	3,442,771	358,705
Inter Rao Ues JSC (a)(c)	11,220,073	61,593
LUKOIL PJSC (a)(c)	120,075	37,006
MMC Norilsk Nickel PJSC (a)(c)	1,831,800	121,302
Moscow Exchange MICEX-RTS OAO (a)(c)	449,874	86,107
Novatek PJSC GDR (Reg. S) (a)(c)	26,560	1,296,128
Novolipetsk Steel OJSC (a)(c)	409,801	3,917
Ozon Holdings PLC ADR (a)(c)	17,054	35,575
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	43,237	887
sponsored GDR (Reg. S) (a)(c)	277	6
Polyus PJSC (a)(c)	10,038	23,504
Rosneft Oil Co. OJSC (a)(c)	315,946	52,611
Rostelecom PJSC (a)(c)	298,140	66,276
Sberbank of Russia (a)(c)	3,156,853	19,326
Segezha Group PJSC (a)(c)(d)	1,842,700	27,472
Severstal PAO (a)(c)	63,766	1,418
Sistema JSFC GDR (Reg. S) (a)(c)	40,315	71,280
Surgutneftegas OJSC (a)(c)	2,091,286	25,480
Tatneft PAO (a)(c)	399,435	49,468
TKS Holding MKPAO JSC (a)(c)	2,047	2,595
Unipro PJSC (a)(c)	8,778,000	27,881
United Co. RUSAL International PJSC (a)(c)	983,490	118,019
VK Co. Ltd. (a)(c)	35,535	10,512
VK Co. Ltd. GDR (Reg. S) (a)(c)	4,260	0
VTB Bank OJSC (a)(c)	963,847,980	36,666
Yandex NV Class A (a)(c)	84,793	315,218
TOTAL RUSSIA		3,082,602
Saudi Arabia - 1.1%
Abdullah Al Othaim Markets Co.	187,691	623,535
ACWA Power Co.	38,184	4,072,308
Ades Holding Co.	138,623	738,465
Advanced Petrochemicals Co.	54,317	618,391
Al Hammadi Co. for Development and Investment	34,984	517,680
Al Masane Al Kobra Mining Co.	18,859	299,182
Al Moammar Information Systems Co.	6,874	288,845
Al Rajhi Bank	788,088	16,788,842
Al Rajhi Co. for Co-operative Insurance	18,014	635,913
Al Rajhi Reit	110,806	250,234
Al-Dawaa Medical Services Co.	15,988	408,375
Aldrees Petroleum and Transport Services Co.	15,570	699,085
Alinma Bank	495,528	4,406,191
Alkhorayef Water & Power Technologies Co. (a)	5,491	341,120
Almarai Co. Ltd.	100,737	1,525,586
Almunajem Foods Co.	9,158	293,986
Alujain Corp. (a)	22,574	270,544
Arab National Bank	274,273	2,259,648
Arabian Cement Co.	27,486	224,616
Arabian Contracting Services Co.	6,506	379,890
Arabian Internet and Communications Services Co. Ltd.	9,859	914,769
Arriyadh Development Co.	41,945	261,471
Astra Industrial Group	14,853	687,485
Ataa Educational Co.	11,394	215,084
Bank Al-Jazira	214,458	926,310
Bank Albilad	250,412	2,383,541
Banque Saudi Fransi	240,521	2,350,316
Bawan Co.	17,609	222,542
BinDawood Holding Co.	147,552	372,558
Bupa Arabia for Cooperative Insurance Co.	33,466	2,152,189
Catrion Catering Holding Co.	17,742	597,928
Dallah Healthcare Co.	14,728	640,075
Dar Al Arkan Real Estate Development Co. (a)	220,917	783,394
Dr Sulaiman Al Habib Medical Services Group Co.	35,193	2,914,453
Eastern Province Cement Co.	25,223	224,617
Electrical Industries Co.	243,964	308,972
Elm Co.	9,698	2,364,899
Emaar The Economic City (a)	179,686	371,771
Etihad Etisalat Co.	155,197	2,151,721
First Milling Co.	11,477	252,760
Jadwa (REIT) Saudi Fund	84,749	273,865
Jahez International Co. (a)	41,185	329,427
Jamjoom Pharmaceuticals Factory Co.	9,820	339,849
Jarir Marketing Co.	241,755	872,757
Leejam Sports Co. JSC	10,859	605,691
Luberef	20,964	847,369
Lumi Rental Co.	8,907	209,459
Maharah Human Resources Co.	117,994	198,827
Middle East Healthcare Co. (a)	17,928	434,027
Middle East Paper Co.	23,117	262,567
Mobile Telecommunications Co. Saudi Arabia	190,558	613,753
Mouwasat Medical Services Co.	39,844	1,427,781
Nahdi Medical Co.	17,407	641,403
National Co. for Learning & Education	8,576	345,272
National Gas & Industrialization Co.	16,625	377,216
National Industrialization Co. (a)	147,876	551,982
National Medical Care Co.	9,524	467,744
Power & Water Utility Co. for Jubail & Yanbu	31,650	548,512
Qassim Cement Co.	20,703	325,675
Retal Urban Development Co.	110,339	269,772
Riyad Bank	595,274	4,396,387
Sabic Agriculture-Nutrients Co.	92,741	2,863,384
Sahara International Petrochemical Co.	145,099	1,326,960
Saudi Arabian Mining Co.	519,168	7,004,186
Saudi Arabian Oil Co. (d)	1,044,137	8,379,599
Saudi Automotive Services Co.	13,458	300,693
Saudi Awwal Bank	408,587	4,444,715
Saudi Basic Industries Corp.	357,832	8,061,858
Saudi Cement Co.	33,291	407,417
Saudi Chemical Co. Holding	200,598	430,548
Saudi Dairy & Foodstuffs Co.	6,803	662,053
Saudi Electricity Co.	331,081	1,643,665
Saudi Ground Services Co. (a)	42,849	623,782
Saudi Industrial Investment Group	156,037	966,027
Saudi Investment Bank/The	213,176	959,423
Saudi Kayan Petrochemical Co. (a)	315,048	787,074
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	28,254	280,988
Saudi Real Estate Co. (a)	69,785	420,132
Saudi Research & Marketing Group (a)	14,758	947,509
Saudi Tadawul Group Holding Co.	19,528	1,378,717
Saudi Telecom Co.	803,058	8,061,412
Seera Group Holding (a)	65,055	474,392
Southern Province Cement Co.	30,879	328,912
The Co. for Cooperative Insurance	30,420	1,208,495
The National Agriculture Development Co. (a)	63,062	590,166
The Saudi National Bank	1,182,827	11,857,915
The Savola Group	106,869	1,438,939
Theeb Rent A Car Co.	13,433	244,621
United Electronics Co.	18,943	501,530
United International Transportation Co.	16,190	360,008
Yamama Cement Co.	46,540	431,822
Yanbu Cement Co.	38,783	301,942
Yanbu National Petrochemical Co.	112,650	1,163,864
TOTAL SAUDI ARABIA		139,931,374
Singapore - 1.0%
AEM Holdings Ltd. (b)	124,900	213,760
AIMS APAC (REIT)	295,500	272,530
BW LPG Ltd. (d)	39,214	568,697
CapitaLand Ascendas REIT	1,486,241	2,815,272
Capitaland Ascott Trust unit	1,036,757	688,606
Capitaland India Trust	490,524	358,459
CapitaLand Integrated Commercial Trust	2,110,737	3,008,847
CapitaLand Investment Ltd.	1,078,425	2,085,516
CapitaRetail China Trust	606,574	294,651
CDL Hospitality Trusts unit	397,324	282,764
City Developments Ltd.	213,700	957,789
ComfortDelgro Corp. Ltd.	923,700	1,004,726
DBS Group Holdings Ltd.	793,402	20,197,959
Digital Core (REIT)	427,500	258,689
ESR-LOGOS (REIT)	3,054,897	648,586
Far East Hospitality Trust unit	468,100	210,673
Frasers Centrepoint Trust	422,983	670,021
Frasers Logistics & Industrial Trust	1,301,765	942,979
Genting Singapore Ltd.	2,465,900	1,645,668
Grab Holdings Ltd. (a)	774,471	2,710,649
Hafnia Ltd.	115,785	877,625
iFast Corp. Ltd.	58,700	315,870
Jardine Cycle & Carriage Ltd.	42,900	827,895
Kenon Holdings Ltd.	10,479	236,262
Keppel (REIT)	1,080,934	694,062
Keppel DC (REIT)	589,874	735,767
Keppel Infrastructure Trust	1,673,735	580,642
Keppel Ltd.	571,400	2,858,093
Lendlease Global Commercial (REIT)	826,321	328,654
Mapletree Industrial (REIT)	866,927	1,435,489
Mapletree Logistics Trust (REIT)	1,426,553	1,399,881
Mapletree Pan Asia Commercial Trust	985,715	903,283
NetLink NBN Trust	1,175,869	735,894
Olam Group Ltd.	421,300	362,725
Oversea-Chinese Banking Corp. Ltd.	1,332,078	13,829,066
PARAGON REIT	596,800	366,479
Parkway Life REIT	204,900	537,847
Raffles Medical Group Ltd. (b)	380,555	278,703
SATS Ltd. (a)(b)	394,537	724,562
Sea Ltd. ADR (a)	148,348	9,374,110
Seatrium Ltd. (a)	18,407,319	1,314,947
Sembcorp Industries Ltd.	365,700	1,429,183
Sheng Siong Group Ltd.	326,300	369,890
SIA Engineering Co. Ltd.	133,300	220,122
Singapore Airlines Ltd.	595,550	2,841,739
Singapore Exchange Ltd.	335,100	2,285,893
Singapore Post Ltd.	776,700	255,720
Singapore Technologies Engineering Ltd.	620,600	1,823,003
Singapore Telecommunications Ltd.	3,288,700	5,703,511
Starhill Global (REIT)	686,883	238,719
StarHub Ltd.	294,400	251,714
STMicroelectronics NV (France)	276,293	10,937,027
Suntec (REIT) (b)	878,900	692,911
UMS Holdings Ltd.	263,700	258,912
United Overseas Bank Ltd.	501,014	11,117,904
UOL Group Ltd.	199,531	851,948
Venture Corp. Ltd.	116,700	1,236,465
Yangzijiang Financial Holding Ltd.	1,245,300	286,420
TOTAL SINGAPORE		119,355,778
South Africa - 0.9%
Absa Group Ltd.	344,376	2,655,509
Aeci Ltd.	61,859	308,051
African Rainbow Minerals Ltd.	48,803	504,142
Anglo American Platinum Ltd. (b)	26,968	939,429
Anglo American PLC (United Kingdom)	510,791	16,691,362
Aspen Pharmacare Holdings Ltd.	152,177	1,812,872
AVI Ltd.	139,735	643,287
Barloworld Ltd.	91,951	422,509
Bid Corp. Ltd.	133,518	3,043,260
Bidvest Group Ltd./The	116,707	1,521,981
Capitec Bank Holdings Ltd.	34,907	4,320,192
Clicks Group Ltd.	94,595	1,471,784
Dis-Chem Pharmacies Ltd. (d)	195,667	337,085
Discovery Ltd.	222,396	1,416,812
Equites Property Fund Ltd.	365,522	238,701
Exxaro Resources Ltd.	101,643	973,850
FirstRand Ltd.	2,013,561	6,951,119
Fortress Real Estate Investmen Class B	501,385	390,043
Foschini Group Ltd./The	138,059	728,923
Gold Fields Ltd.	359,138	5,810,016
Growthpoint Properties Ltd.	1,377,923	796,123
Harmony Gold Mining Co. Ltd.	224,057	1,939,488
Hyprop Investments Ltd.	178,806	274,531
Impala Platinum Holdings Ltd.	366,228	1,630,284
Investec Ltd.	96,505	611,398
JSE Ltd.	46,568	211,359
Kumba Iron Ore Ltd. (b)	26,969	661,095
Life Healthcare Group Holdings Ltd.	624,083	356,070
Momentum Metropolitan Holdings	527,380	574,041
Motus Holdings Ltd.	71,071	314,740
Mr Price Group Ltd.	104,507	968,206
MTN Group Ltd.	687,289	3,294,044
MultiChoice Group Ltd. (a)	119,293	762,470
Naspers Ltd. Class N	73,616	14,088,455
Nedbank Group Ltd.	176,217	2,142,653
Netcare Ltd.	628,439	380,565
Ninety One Ltd.	97,290	201,215
Northam Platinum Holdings Ltd.	146,999	973,968
Old Mutual Ltd.	1,875,690	1,102,057
Omnia Holdings Ltd.	79,388	225,370
OUTsurance Group Ltd.	357,340	768,215
Pepkor Holdings Ltd. (d)	817,007	770,722
Pick 'n Pay Stores Ltd.	181,378	193,114
PSG Financial Services Ltd.	474,995	380,939
Redefine Properties Ltd.	2,766,095	578,522
Remgro Ltd.	205,164	1,336,803
Resilient Property Income Fund Ltd.	126,071	295,459
Reunert Ltd.	85,500	300,112
Sanlam Ltd.	706,320	2,555,029
Santam Ltd.	20,083	318,774
Sappi Ltd.	238,145	639,753
Sasol Ltd.	233,582	1,640,987
Scatec Solar AS (d)	54,996	403,738
Shoprite Holdings Ltd.	198,964	2,654,641
Sibanye-Stillwater Ltd.	1,149,693	1,312,203
Spar Group Ltd./The (a)	89,317	456,423
Standard Bank Group Ltd.	537,137	5,044,127
Super Group Ltd./South Africa	186,427	275,992
Telkom SA Ltd. (a)	135,969	171,601
Thungela Resources Ltd.	59,378	415,414
Tiger Brands Ltd.	67,000	728,801
Truworths International Ltd.	152,621	610,125
Vodacom Group Ltd.	252,398	1,207,816
Vukile Property Fund Ltd.	343,462	275,124
Wilson Bayly Holmes-Ovcon Ltd.	34,497	254,902
Woolworths Holdings Ltd.	381,769	1,212,758
TOTAL SOUTH AFRICA		107,491,153
Spain - 1.6%
Acciona SA	10,595	1,229,069
Acerinox SA	73,291	791,547
ACS Actividades de Construccion y Servicios SA	84,207	3,377,153
Aena SME SA (d)	29,423	5,388,279
Almirall SA	44,952	411,127
Amadeus IT Holding SA Class A	180,658	11,467,077
AmRest Holdings NV (a)(b)	33,726	219,081
Applus Services SA	51,357	694,968
Atresmedia Corporacion de Medios de Comunicacion SA	86,503	435,732
Banco Bilbao Vizcaya Argentaria SA	2,342,118	25,327,593
Banco de Sabadell SA	2,195,457	4,208,013
Banco Santander SA (Spain)	6,489,073	31,668,659
Bankinter SA	274,100	2,170,495
Befesa SA (d)	16,287	469,300
CaixaBank SA	1,498,748	7,903,736
Cellnex Telecom SA (d)	185,113	6,118,853
Cie Automotive SA	18,051	479,674
Compania de Distribucion Integral Logista Holdings SA	25,285	689,715
Construcciones y Auxiliar de Ferrocarriles	9,809	336,552
EDP Renovaveis SA	126,817	1,741,814
eDreams ODIGEO SA (a)	46,323	315,401
Enagas SA	103,399	1,518,380
Ence Energia y Celulosa SA (b)	90,594	323,691
Endesa SA	129,239	2,358,498
Faes Farma SA	177,269	644,163
Fluidra SA	39,730	843,757
Gestamp Automocion SA (d)	84,159	253,277
Grifols SA (a)(b)	122,518	1,130,475
Iberdrola SA	2,445,130	29,981,149
Indra Sistemas SA	52,508	1,010,339
Industria de Diseno Textil SA	436,159	19,945,342
Inmobiliaria Colonial SA	109,796	643,873
Laboratorios Farmaceuticos ROVI SA	9,180	825,878
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	356,454	384,973
MAPFRE SA (Reg.)	391,319	944,647
Melia Hotels International SA (a)	51,870	404,373
Merlin Properties Socimi SA	128,383	1,453,680
Pharma Mar SA	10,062	326,870
Redeia Corp. SA	161,352	2,694,849
Repsol SA	486,746	7,640,001
Sacyr SA	194,293	677,618
Solaria Energia y Medio Ambiente SA (a)	36,575	373,739
Tecnicas Reunidas SA (a)	34,439	342,173
Telefonica SA	1,946,116	8,717,816
Unicaja Banco SA (d)	537,601	703,964
Vidrala SA	8,965	946,221
Viscofan Envolturas Celulosicas SA	16,517	1,052,328
TOTAL SPAIN		191,585,912
Sweden - 2.1%
AAK AB	72,598	1,874,831
AcadeMedia AB (d)	52,845	242,637
Addlife AB	47,885	445,810
Addnode Group AB (B Shares)	53,065	551,817
AddTech AB (B Shares)	105,412	2,226,772
AFRY AB (B Shares)	39,235	624,462
Alfa Laval AB	114,517	4,921,351
Alimak Group AB (d)	32,023	298,134
Alleima AB	78,887	493,921
Arjo AB	98,209	416,348
ASSA ABLOY AB (B Shares)	395,496	10,449,565
Atea ASA	37,527	481,059
Atlas Copco AB:
(A Shares)	1,027,973	18,006,066
(B Shares)	675,818	10,271,815
Atrium Ljungberg AB (B Shares)	26,457	469,103
Avanza Bank Holding AB (b)	51,873	1,123,090
Axfood AB	42,942	1,112,087
Beijer Ref AB (B Shares) (b)	155,709	2,238,765
Betsson AB (B Shares)	49,652	551,919
Bilia AB (A Shares)	31,074	393,345
Billerud AB	96,689	810,245
BioArctic AB (a)(d)	17,205	304,433
BioGaia AB	39,226	419,653
Biotage AB (A Shares)	28,497	434,421
Boliden AB	110,554	3,692,691
BONESUPPORT Holding AB (a)(d)	23,318	478,192
Boozt AB (a)(d)	24,739	283,972
Bravida Holding AB (d)	86,077	586,974
Bufab AB	13,157	404,247
Bure Equity AB	23,525	743,722
Calliditas Therapeutics AB (a)(b)	21,368	213,284
Camurus AB (a)	12,692	573,768
Castellum AB (a)	158,309	1,914,866
Catena AB	15,127	668,474
Cibus Nordic Real Estate AB	24,839	326,028
Clas Ohlson AB (B Shares)	18,533	225,348
Cloetta AB	158,044	235,767
Coor Service Management Holding AB (d)	50,793	220,863
Corem Property Group AB (b)	274,988	206,483
Dios Fastigheter AB	53,592	412,867
Dometic Group AB (d)	131,812	950,878
Electrolux AB (B Shares) (a)(b)	94,400	833,637
Electrolux Professional AB	100,467	654,562
Elekta AB (B Shares)	153,682	1,104,462
Embracer Group AB (a)(b)	315,896	805,477
Epiroc AB:
(A Shares)	253,175	4,680,542
(B Shares)	166,414	2,787,560
EQT AB	149,385	4,097,772
Essity AB (B Shares)	242,110	6,032,758
Evolution AB (d)	73,675	8,236,325
Fabege AB	98,897	765,482
Fastighets AB Balder (a)	262,047	1,686,361
Fortnox AB	199,057	1,180,932
Getinge AB (B Shares)	93,074	1,984,718
Granges AB	42,841	508,864
H&M Hennes & Mauritz AB (B Shares) (b)	259,543	4,162,664
Hemnet Group AB	36,084	946,270
Hexagon AB (B Shares)	827,775	8,769,440
Hexatronic Group AB (b)	74,897	234,130
HEXPOL AB (B Shares)	107,442	1,228,421
HMS Networks AB	12,822	481,215
Holmen AB (B Shares)	32,441	1,270,511
Hufvudstaden AB (A Shares)	55,011	642,437
Husqvarna AB (B Shares)	140,943	1,159,732
Industrivarden AB:
(A Shares)	49,854	1,615,899
(C Shares)	53,177	1,722,158
Indutrade AB	109,302	2,560,867
Instalco AB	94,302	334,751
Investment AB Latour (B Shares)	57,415	1,404,064
Investor AB:
(A Shares)	137,265	3,372,959
(B Shares)	544,641	13,459,854
INVISIO AB	19,181	423,812
Inwido AB	24,949	309,474
JM AB (B Shares)	27,225	467,897
Kinnevik AB (B Shares) (a)	102,001	1,078,284
L E Lundbergforetagen AB	27,124	1,348,767
Lifco AB	92,637	2,269,608
Lindab International AB	32,606	660,381
Loomis AB (B Shares)	29,206	752,650
Medicover AB Class B	29,371	466,401
Meko AB	23,429	239,384
MIPS AB	12,193	416,229
Modern Times Group MTG AB (B Shares) (a)	39,152	337,327
Munters Group AB (d)	53,432	1,081,207
Mycronic AB	32,034	1,127,254
NCAB Group AB (b)	78,025	513,658
NCC AB (B Shares)	35,365	433,542
New Wave Group AB (B Shares)	38,679	357,645
Nibe Industrier AB (B Shares) (b)	616,183	2,885,108
Nolato AB (B Shares)	88,476	437,547
Nordnet AB (b)	56,796	1,026,620
Nordnet AB (B Shares) (a)(c)	492	0
NP3 Fastigheter AB	16,438	346,051
Nyfosa AB	63,348	556,143
OX2 AB (a)(b)	66,704	242,837
Pandox AB	39,639	620,101
Paradox Interactive AB	17,127	261,713
Peab AB	72,404	447,088
Platzer Fastigheter Holding AB	32,445	265,262
Ratos AB (B Shares)	101,794	356,543
Saab AB (B Shares)	32,430	2,585,478
Sagax AB	81,841	2,066,002
Sandvik AB (b)	420,066	8,488,684
Scandic Hotels Group AB (a)(b)(d)	65,113	343,574
Sdiptech AB (a)	13,279	341,964
Sectra AB (B Shares)	57,648	1,146,641
Securitas AB (B Shares) (b)	196,938	1,991,646
Sinch AB (a)(d)	278,509	644,945
Skandinaviska Enskilda Banken AB (A Shares)	634,792	8,369,504
Skanska AB (B Shares)	136,149	2,370,167
SKF AB (B Shares)	136,898	2,857,114
SkiStar AB	22,407	313,117
SSAB AB:
(A Shares)	125,119	709,133
(B Shares) (b)	230,528	1,303,210
Stillfront Group AB (a)	239,618	230,477
Storskogen Group AB	588,866	321,353
Surgical Science Sweden AB (a)(b)	18,037	257,124
Svenska Cellulosa AB SCA (B Shares)	246,154	3,619,583
Svenska Handelsbanken AB (A Shares)	584,889	5,015,614
Svolder AB (B Shares)	68,701	386,507
Sweco AB (B Shares)	87,544	943,725
Swedbank AB (A Shares)	340,278	6,558,296
Swedish Orphan Biovitrum AB (a)	79,761	2,065,605
Tele2 AB (B Shares)	218,700	2,046,021
Telefonaktiebolaget LM Ericsson (B Shares)	1,184,244	6,009,905
Telia Co. AB	940,917	2,156,688
Thule Group AB (d)	43,793	1,247,777
Trelleborg AB (B Shares)	91,045	3,248,421
Troax Group AB	18,222	368,726
Truecaller AB (B Shares)	107,770	348,724
Vimian Group AB (a)(b)	79,322	218,092
Vitec Software Group AB	13,476	648,708
Vitrolife AB	32,391	488,787
Volvo AB:
(A Shares)	133,443	3,545,435
(B Shares)	541,784	13,932,488
Volvo Car AB	304,490	965,104
Wallenstam AB (B Shares)	151,382	677,485
Wihlborgs Fastigheter AB	112,845	952,287
Xvivo Perfusion AB (a)	12,780	439,514
Yubico AB (a)	14,990	264,968
TOTAL SWEDEN		260,242,023
Switzerland - 3.6%
ABB Ltd. (Reg.)	638,171	31,007,732
Accelleron Industries Ltd.	38,276	1,493,149
Adecco SA (Reg.)	64,484	2,261,587
Alcon, Inc. (Switzerland)	200,996	15,546,169
Allreal Holding AG	6,007	971,053
ALSO Holding AG	2,796	690,445
Arbonia AG	26,744	353,192
Aryzta AG (a)	418,098	793,670
Autoneum Holding AG	1,973	316,367
Avolta AG (a)	40,568	1,534,155
Bachem Holding AG (B Shares)	13,714	1,195,733
Baloise Holdings AG	18,499	2,793,213
Banque Cantonale Vaudoise	12,082	1,264,388
Barry Callebaut AG	1,447	2,335,978
Basilea Pharmaceutica AG (a)(b)	7,193	309,082
Belimo Holding AG (Reg.)	4,012	1,861,865
Bell Food Group AG	1,125	326,149
BKW AG	8,547	1,267,290
Bossard Holding AG	2,694	615,437
Bucher Industries AG	2,653	1,024,547
Burckhardt Compression Holding AG	1,353	862,505
Burkhalter Holding AG	3,774	413,837
Bystronic AG	653	290,893
Cembra Money Bank AG	12,576	963,123
Clariant AG (Reg.)	88,744	1,330,315
Comet Holding AG	3,069	978,207
Compagnie Financiere Richemont SA Series A	216,157	29,878,740
Daetwyler Holdings AG (b)	3,278	681,097
DKSH Holding AG	15,314	997,888
DocMorris AG (a)(b)	4,801	428,525
Dorma Kaba Holding AG	1,390	741,686
Dottikon ES Holding AG (a)	1,430	373,348
DSM-Firmenich AG	74,934	8,452,783
EFG International	40,246	467,585
Emmi AG	913	888,915
Ems-Chemie Holding AG	2,739	2,195,967
Flughafen Zuerich AG	7,861	1,575,193
Forbo Holding AG (Reg.)	479	554,426
Galenica AG (d)	20,419	1,560,440
Geberit AG (Reg.)	13,329	7,157,133
Georg Fischer AG (Reg.)	33,233	2,331,823
Givaudan SA	3,701	15,887,023
Helvetia Holding AG (Reg.)	15,033	1,967,332
Huber+Suhner AG	7,338	586,721
Implenia AG	7,303	268,128
INFICON Holding AG	714	998,862
Interroll Holding AG	288	930,498
Intershop Holding AG	2,095	281,233
IWG PLC	318,622	740,131
Julius Baer Group Ltd.	82,737	4,439,532
Kardex Holding AG	2,733	725,431
Komax Holding AG (Reg.) (b)	1,865	322,178
Kuehne & Nagel International AG	21,894	5,804,262
Landis+Gyr Group AG	9,285	688,863
LEM Holding SA	221	376,487
Leonteq AG (b)	4,943	129,860
Lindt & Spruengli AG	44	5,092,847
Lindt & Spruengli AG (participation certificate)	377	4,351,341
Logitech International SA (Reg.)	66,224	5,191,299
Lonza Group AG	29,958	16,536,626
Medacta Group SA (d)	3,311	401,246
Medmix AG (d)	14,821	243,456
Meyer Burger Technology AG (a)	8,603,348	107,630
Mobilezone Holding AG	23,497	337,917
Mobimo Holding AG	2,974	831,458
Novartis AG	823,241	79,901,758
OC Oerlikon Corp. AG (Reg.)	84,525	367,064
Orior AG	4,249	303,682
Partners Group Holding AG	9,065	11,730,016
PSP Swiss Property AG	17,616	2,182,717
Sandoz Group AG	165,787	5,634,590
Schindler Holding AG:
(participation certificate)	13,657	3,417,036
(Reg.)	11,854	2,894,994
Schweiter Technologies AG	542	243,509
Sensirion Holding AG (a)(b)(d)	4,509	297,739
SFS Group AG	6,923	823,907
SGS SA (Reg.)	62,448	5,506,701
Siegfried Holding AG	1,653	1,586,017
Sig Group AG	124,047	2,482,964
Sika AG	61,058	17,488,791
SKAN Group AG	4,855	432,025
Sonova Holding AG	20,514	5,699,511
St.Galler Kantonalbank AG	1,312	675,803
Stadler Rail AG (b)	23,869	708,865
Straumann Holding AG	45,071	6,030,713
Sulzer AG (Reg.)	7,772	943,547
Swatch Group AG (Bearer)	10,844	2,278,447
Swatch Group AG (Bearer) (Reg.)	25,277	1,050,401
Swiss Life Holding AG	11,864	8,014,734
Swiss Prime Site AG	29,266	2,709,314
Swisscom AG	10,296	5,639,419
Swissquote Group Holding SA	4,669	1,269,785
Tecan Group AG	5,171	1,839,453
Temenos AG	26,096	1,632,331
u-blox Holding AG	3,334	308,647
UBS Group AG	1,318,955	34,822,995
Valiant Holding AG	6,860	801,484
VAT Group AG (d)	10,872	5,472,368
Vetropack Holding AG	9,172	310,306
Vontobel Holdings AG	11,603	653,832
Ypsomed Holding AG	1,771	633,842
Zehnder Group AG	6,353	371,816
Zurich Insurance Group Ltd.	58,380	28,210,385
TOTAL SWITZERLAND		443,697,499
Taiwan - 4.9%
Ability Opto-Electronics Technology Co. Ltd.	34,000	212,811
Acbel Polytech, Inc.	317,161	384,869
Accton Technology Corp.	206,000	2,880,806
Acer, Inc.	1,169,000	1,605,630
Acter Group Corp. Ltd.	50,000	318,869
ADATA Technology Co. Ltd.	134,333	407,750
Advanced Energy Solution Holding Co. Ltd.	16,000	306,827
Advanced Wireless Semiconductor Co. (a)	60,000	252,105
Advantech Co. Ltd.	188,696	2,190,900
Airoha Technology Corp. (a)	15,000	310,747
Alchip Technologies Ltd.	30,000	2,824,420
Allied Supreme Corp.	20,341	264,334
Allis Elelctric Co. Ltd.	88,000	391,748
Andes Technology Corp.	20,000	235,375
AP Memory Technology Corp.	42,000	484,447
Arcadyan Technology Corp.	75,000	394,698
Ardentec Corp.	210,000	468,179
ASE Technology Holding Co. Ltd.	1,233,718	5,540,132
Asia Cement Corp.	882,000	1,180,841
Asia Optical Co., Inc.	146,000	285,462
Asia Vital Components Co. Ltd.	133,132	2,621,458
ASMedia Technology, Inc.	11,000	649,274
ASPEED Tech, Inc.	12,000	1,121,622
ASUSTeK Computer, Inc.	285,000	3,730,490
AUO Corp.	2,649,800	1,479,027
AURAS Technology Co. Ltd.	25,000	603,320
BES Engineering Corp.	682,000	368,781
BizLink Holding, Inc.	56,847	399,768
Bora Pharmaceuticals Co. Ltd.	23,782	556,415
Capital Securities Corp.	633,490	481,779
Catcher Technology Co. Ltd.	232,000	1,546,931
Cathay Financial Holding Co. Ltd.	3,774,155	5,825,804
Center Laboratories, Inc.	284,683	378,683
Century Iron & Steel Industrial Co. Ltd.	71,000	483,916
Chailease Holding Co. Ltd.	613,530	3,230,165
Chang Hwa Commercial Bank	2,116,538	1,181,402
Chang Wah Technology Co. Ltd.	202,000	250,459
Channel Well Technology Co. Ltd.	95,000	218,678
Charoen Pokphand Enterprise Co. Ltd.	81,000	261,633
Chenbro Micom Co. Ltd.	28,000	243,190
Cheng Loong Corp.	366,000	327,182
Cheng Shin Rubber Industry Co. Ltd.	779,000	1,122,667
Cheng Uei Precision Industries Co. Ltd.	185,000	262,925
Chicony Electronics Co. Ltd.	247,125	1,527,134
Chicony Power Technology Co. Ltd.	72,000	381,877
Chin-Poon Industrial Co. Ltd.	165,000	207,589
China Airlines Ltd.	1,190,000	760,720
China Development Financial Ho (a)	6,418,957	2,678,635
China Motor Co. Ltd.	120,800	528,194
China Petrochemical Development Corp. (a)	1,586,532	546,184
China Steel Chemical Corp.	79,000	272,908
China Steel Corp.	4,623,000	3,515,641
Chipbond Technology Corp.	255,000	592,291
ChipMOS TECHNOLOGIES, Inc.	235,000	328,431
Chong Hong Construction Co. Ltd.	100,000	392,325
Chroma ATE, Inc.	157,000	1,272,843
Chung Hsin Electric & Machinery Manufacturing Corp.	158,000	883,711
Chung Hung Steel Co. Ltd.	420,000	298,078
Chunghwa Telecom Co. Ltd.	1,482,000	5,622,823
Cleanaway Co. Ltd.	35,000	207,344
Clevo Co. Ltd.	178,000	229,738
Co-Tech Development Corp.	134,000	266,370
Compal Electronics, Inc.	1,699,000	1,849,905
Compeq Manufacturing Co. Ltd.	394,000	926,561
Coretronic Corp.	133,000	417,899
CSBC Corp. (a)	458,000	254,506
CTBC Financial Holding Co. Ltd.	7,076,960	7,373,226
CTCI Corp.	267,000	422,537
Delta Electronics, Inc.	783,000	7,654,516
Depo Auto Parts Industries Co. Ltd.	49,000	295,089
Dynamic Holding Co. Ltd.	114,000	236,885
E Ink Holdings, Inc.	348,000	2,220,886
E.SUN Financial Holdings Co. Ltd.	5,572,802	4,674,512
ECLAT Textile Co. Ltd.	74,060	1,163,199
EirGenix, Inc. (a)	93,000	232,198
Elan Microelectronics Corp.	116,500	585,329
Elite Material Co. Ltd.	112,000	1,392,018
Elite Semiconductor Memory Technology, Inc.	120,000	324,423
eMemory Technology, Inc.	26,000	1,744,419
Ennoconn Corp.	48,920	488,339
ENNOSTAR, Inc. (a)	311,000	407,272
Episil Technologies, Inc.	153,398	327,626
Eternal Materials Co. Ltd.	398,426	385,807
Etron Technology, Inc.	137,169	199,569
EVA Airways Corp.	1,112,040	1,206,902
Evergreen International Storage & Transport Corp.	235,000	242,110
Evergreen Marine Corp. (Taiwan)	411,151	2,384,767
Evergreen Steel Corp.	77,000	349,622
Everlight Electronics Co. Ltd.	169,000	325,854
Far Eastern Department Stores Co. Ltd.	336,000	349,033
Far Eastern International Bank	1,064,000	499,648
Far Eastern New Century Corp.	1,166,000	1,161,066
Far EasTone Telecommunications Co. Ltd.	701,000	1,735,678
Faraday Technology Corp.	97,360	864,419
Farglory Land Development Co. Ltd.	124,000	278,465
Feng Hsin Iron & Steel Co.	192,000	413,817
Feng Tay Enterprise Co. Ltd.	224,168	1,112,609
First Financial Holding Co. Ltd.	4,293,771	3,593,165
Fitipower Integrated Technology, Inc.	39,553	296,302
FLEXium Interconnect, Inc.	154,940	433,144
FocalTech Systems Co. Ltd.	90,000	231,443
Formosa Chemicals & Fibre Corp.	1,404,000	2,382,055
Formosa Petrochemical Corp.	459,000	1,012,514
Formosa Plastics Corp.	1,521,000	3,189,843
Formosa Taffeta Co. Ltd.	356,000	249,248
Fortune Electric Co. Ltd.	47,000	1,208,541
Foxconn Technology Co. Ltd.	377,010	709,318
Foxsemicon Integrated Technology, Inc.	40,000	368,315
Fubon Financial Holding Co. Ltd.	3,096,723	6,539,527
Fulgent Sun International Holding Co. Ltd.	68,000	250,867
Fusheng Precision Co. Ltd.	47,000	402,556
General Interface Solution Holding Ltd.	148,000	276,636
Genius Electronic Optical Co. Ltd.	41,792	560,780
Getac Holdings Corp.	166,000	531,245
Giant Manufacturing Co. Ltd.	132,734	886,423
Gigabyte Technology Co. Ltd.	207,000	1,863,490
Global Brands Manufacture Ltd.	128,000	285,305
Global Mixed-mode Technology, Inc.	32,000	281,348
Global Unichip Corp.	38,000	1,575,392
GlobalWafers Co. Ltd.	88,000	1,395,759
Gloria Material Technology Corp.	261,000	432,379
Gold Circuit Electronics Ltd.	133,400	795,488
Goldsun Development & Construction Co. Ltd.	376,101	553,203
Grand Pacific Petrochemical Corp.	651,953	269,351
Grand Process Technology Corp.	9,000	298,683
Grape King Bio Ltd.	70,000	335,474
Great Tree Pharmacy Co. Ltd.	29,474	253,769
Great Wall Enterprise Co. Ltd.	291,025	509,513
Greatek Electronics, Inc.	138,000	257,416
Gudeng Precision Industrial Co. Ltd.	29,130	374,266
HannStar Board Corp.	130,000	221,939
HannStar Display Corp. (a)	987,000	311,716
Highwealth Construction Corp.	477,037	647,412
HIWIN Technologies Corp.	117,218	827,430
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,013,600	23,824,057
Hota Industrial Manufacturing Co. Ltd.	151,014	251,693
Hotai Finance Co. Ltd.	87,100	318,486
Hotai Motor Co. Ltd.	122,160	2,314,019
Hsin Kuang Steel Co. Ltd.	122,000	218,850
HTC Corp. (a)	316,000	410,488
Hua Nan Financial Holdings Co. Ltd.	3,493,806	2,526,494
Huaku Development Co. Ltd.	96,000	488,075
IBF Financial Holdings Co. Ltd. (a)	974,081	434,123
Innodisk Corp.	37,699	338,116
Innolux Corp.	3,510,003	1,523,789
International CSRC Investment Holdings Co.	500,579	275,049
International Games Systems Co. Ltd.	49,000	1,495,817
Inventec Corp.	1,092,000	1,748,691
ITE Tech, Inc.	64,000	324,661
ITEQ Corp.	102,931	342,565
Jentech Precision Industrial Co. Ltd.	34,699	1,030,543
Kaori Heat Treatment Co. Ltd.	32,000	420,280
Kenda Rubber Industrial Co. Ltd.	326,855	332,798
Kenmec Mechanical Engineering Co. Ltd.	82,000	228,402
Kindom Development Co. Ltd.	233,000	401,715
King Slide Works Co. Ltd.	24,000	891,135
King Yuan Electronics Co. Ltd.	449,000	1,304,178
King's Town Bank Co. Ltd.	341,000	586,173
Kinik Co.	45,000	349,011
Kinpo Electronics, Inc.	585,000	261,546
Kinsus Interconnect Technology Corp.	129,000	375,117
L&K Engineering Co. Ltd.	69,688	573,902
LandMark Optoelectronics Corp.	46,000	191,509
Largan Precision Co. Ltd.	40,000	2,661,578
Lien Hwa Industrial Corp.	357,704	727,322
Lite-On Technology Corp.	814,009	2,459,446
Lotes Co. Ltd.	34,182	1,494,650
Lotus Pharmaceutical Co. Ltd.	60,000	592,129
LuxNet Corp.	51,466	188,851
M31 Technology Corp.	9,000	326,986
Macronix International Co. Ltd.	794,380	669,297
Makalot Industrial Co. Ltd.	89,701	1,072,077
Marketech International Corp.	44,000	212,132
MediaTek, Inc.	612,000	18,419,714
Medigen Vaccine Biologics Corp. (a)	157,933	249,277
Mega Financial Holding Co. Ltd.	4,582,300	5,605,221
Mercuries Life Insurance Co. Ltd. (a)	1,526,000	267,719
Merida Industry Co. Ltd.	97,000	695,753
Merry Electronics Co. Ltd.	103,006	380,160
Micro-Star International Co. Ltd.	293,000	1,423,120
Microbio Co. Ltd.	204,126	260,866
MiTAC Holdings Corp.	351,483	484,385
MPI Corp.	37,000	495,714
Nan Pao Resins Chemical Co. Ltd.	23,000	249,497
Nan Ya Plastics Corp.	1,917,000	3,322,769
Nan Ya Printed Circuit Board Corp.	94,000	534,280
Nankang Rubber Tire Co. Ltd. (a)	224,000	403,302
Nanya Technology Corp.	506,000	1,019,516
Nien Made Enterprise Co. Ltd.	77,000	898,250
Novatek Microelectronics Corp.	233,000	4,394,758
Nuvoton Technology Corp.	95,000	374,888
Oneness Biotech Co. Ltd.	125,673	607,828
Orient Semiconductor Electronics Ltd.	180,000	348,348
Pan Jit International, Inc.	166,000	286,514
Pan-International Industrial	276,000	288,597
Pegatron Corp.	803,000	2,390,629
Pegavision Corp.	22,000	351,515
PharmaEssentia Corp. (a)	101,000	906,524
Phihong Technology Co. Ltd. (a)	167,887	273,763
Phison Electronics Corp.	67,000	1,427,653
PixArt Imaging, Inc.	61,000	293,876
Polaris Group (a)	164,000	341,773
Pou Chen Corp.	860,000	950,216
Powerchip Semiconductor Manufacturing Corp.	1,251,629	872,929
Powertech Technology, Inc.	275,000	1,461,873
Poya International Co. Ltd.	23,014	351,958
President Chain Store Corp.	217,000	1,821,645
President Securities Corp.	357,000	301,780
Primax Electronics Ltd.	210,000	621,391
Qisda Corp.	584,000	736,632
Quanta Computer, Inc.	1,088,000	8,523,706
Quanta Storage, Inc.	115,000	313,461
Radiant Opto-Electronics Corp.	181,000	1,101,581
Raydium Semiconductor Corp.	27,445	357,135
Realtek Semiconductor Corp.	198,000	3,117,928
RichWave Technology Corp. (a)	40,302	224,357
Ruentex Development Co. Ltd.	670,395	787,376
Ruentex Industries Ltd.	246,824	454,377
Run Long Construction Co. Ltd.	85,000	296,305
Sakura Development Co. Ltd.	131,000	301,384
Sanyang Motor Co. Ltd.	229,000	588,795
SDI Corp.	70,000	224,986
SerComm Corp.	123,000	464,523
Shihlin Electric & Engineering Corp.	98,000	873,707
Shin Kong Financial Holding Co. Ltd. (a)	5,392,410	1,422,457
Shin Zu Shing Co. Ltd.	65,279	346,014
Shinfox Energy Co. Ltd. (a)	50,728	207,979
Shinkong Insurance Co. Ltd.	104,000	307,112
Shinkong Synthetic Fiber Co.	539,000	282,408
Shiny Chemical Industrial Co. Ltd.	66,250	351,755
Sigurd Microelectronics Corp.	206,000	464,952
Silicon Integrated System Corp.	250,000	468,528
Simplo Technology Co. Ltd.	69,000	919,799
SINBON Electronics Co. Ltd.	97,000	834,051
Sino-American Silicon Products, Inc.	203,000	1,206,464
Sinon Corp.	209,000	259,705
Sinopac Financial Holdings Co.	4,198,619	2,819,664
Sitronix Technology Corp.	49,000	417,735
Solar Applied Materials Technology Corp.	263,000	356,912
Sporton International, Inc.	40,050	305,005
Standard Foods Corp.	185,714	218,274
Sunonwealth Electric Machine Industry Co. Ltd.	95,000	323,949
Sunplus Technology Co. Ltd.	256,000	242,602
Supreme Electronics Co. Ltd.	208,000	559,477
Synnex Technology International Corp.	506,100	1,234,837
Systex Corp.	84,000	320,592
Ta Chen Stainless Pipe Co. Ltd.	672,758	756,253
Ta Ya Electric Wire & Cable Co. Ltd.	361,122	628,131
Taichung Commercial Bank Co. Ltd.	1,454,944	788,522
TaiMed Biologics, Inc. (a)	98,678	258,017
Tainan Spinning Co. Ltd.	576,000	347,880
Taishin Financial Holdings Co. Ltd.	4,452,557	2,447,086
Taiwan Business Bank	2,488,084	1,289,489
Taiwan Cement Corp.	2,703,387	2,652,567
Taiwan Cogeneration Corp.	252,404	367,606
Taiwan Cooperative Financial Holding Co. Ltd.	4,055,716	3,253,492
Taiwan Fertilizer Co. Ltd.	287,000	574,048
Taiwan Glass Industry Corp. (a)	653,000	342,604
Taiwan High Speed Rail Corp.	691,000	632,396
Taiwan Hon Chuan Enterprise Co. Ltd.	125,000	607,992
Taiwan Mask Corp.	103,000	211,663
Taiwan Mobile Co. Ltd.	691,000	2,201,481
Taiwan Paiho Ltd.	155,000	301,910
Taiwan Secom Co.	111,000	436,790
Taiwan Semiconductor Co. Ltd.	130,000	288,587
Taiwan Semiconductor Manufacturing Co. Ltd.	9,916,000	237,004,231
Taiwan Surface Mounting Technology Co. Ltd.	131,000	477,816
Taiwan Union Technology Corp.	104,000	582,304
Taiwan-Asia Semiconductor Corp.	207,000	245,012
Tatung Co. Ltd. (a)	628,000	1,253,815
TCI Co. Ltd.	56,557	249,719
TECO Electric & Machinery Co. Ltd.	485,000	822,545
The Shanghai Commercial & Savings Bank Ltd.	1,544,437	2,195,696
Tong Hsing Electronics Industries Ltd.	84,954	381,675
Tong Yang Industry Co. Ltd.	153,000	555,962
Topco Scientific Co. Ltd.	65,393	498,951
Topkey Corp.	43,000	258,950
TPK Holding Co. Ltd.	255,000	298,371
Transcend Information, Inc.	97,000	277,968
Tripod Technology Corp.	185,000	1,107,792
TSEC Corp.	297,911	253,501
TSRC Corp.	389,000	286,844
TTY Biopharm Co. Ltd.	115,000	270,181
Tung Ho Steel Enterprise Corp.	214,040	479,952
TXC Corp.	139,000	476,039
U-Ming Marine Transport Corp.	201,000	333,601
Uni-President Enterprises Corp.	1,928,000	4,514,290
Unimicron Technology Corp.	555,000	3,063,707
United Integrated Services Co.	71,000	855,127
United Microelectronics Corp.	4,515,000	6,924,616
United Renewable Energy Co. Ltd.	710,796	262,996
Universal Vision Biotchnology Co. Ltd.	27,260	213,115
UPI Semiconductor Corp.	27,000	224,855
USI Corp.	443,000	214,907
Vanguard International Semiconductor Corp.	363,000	949,549
Via Technologies, Inc.	86,000	334,162
VisEra Technologies Co. Ltd.	47,000	389,569
Visual Photonics Epitaxy Co. Ltd.	69,000	324,614
Voltronic Power Technology Corp.	27,075	1,278,836
Wafer Works Corp.	280,511	338,159
Waffer Technology Corp.	69,000	198,275
Wah Lee Industrial Corp.	74,000	284,425
Walsin Lihwa Corp.	1,152,457	1,299,458
Walsin Technology Corp.	135,875	459,771
Wan Hai Lines Ltd.	309,305	479,579
Win Semiconductors Corp.	141,389	627,279
Winbond Electronics Corp.	1,271,523	1,006,603
WinWay Technology Co. Ltd.	12,000	304,396
Wisdom Marine Lines Co. Ltd.	202,000	421,329
Wistron Corp.	1,054,829	3,605,377
Wistron NeWeb Corp.	166,149	761,097
Wiwynn Corp.	39,000	2,769,491
Wowprime Corp.	40,587	291,699
WPG Holding Co. Ltd.	648,760	1,749,073
WT Microelectronics Co. Ltd.	240,572	1,096,297
XinTec, Inc.	79,000	281,021
Yageo Corp.	136,061	2,590,682
Yang Ming Marine Transport Corp.	733,000	1,169,826
Yankey Engineering Co. Ltd.	20,713	241,379
YFY, Inc.	513,000	487,092
Yieh Phui Enterprise Co.	430,996	203,051
Yuanta Financial Holding Co. Ltd.	4,012,301	3,756,993
Yulon Finance Corp.	115,643	522,958
Yulon Motor Co. Ltd.	272,248	570,114
Zhen Ding Technology Holding Ltd.	276,000	975,185
ZillTek Technology Corp.	16,000	183,434
TOTAL TAIWAN		600,633,421
Tanzania - 0.0%
Helios Towers PLC (a)(b)	342,588	422,944
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	178,700	946,886
Advanced Information Service PCL NVDR	297,800	1,577,967
AEON Thana Sinsap Thailand PCL unit	66,600	288,248
Airports of Thailand PCL NVDR	1,713,300	2,999,969
Amata Corp. PCL NVDR	502,000	305,236
AP Thailand PCL NVDR	1,361,000	394,031
Asset World Corp. PCL (For. Reg.)	2,400,600	282,630
Aurora Design PCL NVDR	569,800	206,077
B. Grimm Power PCL (For. Reg.)	225,300	155,007
Bangchak Corp. PCL NVDR	444,600	499,442
Bangkok Chain Hospital PCL NVDR	679,000	366,977
Bangkok Commercial Asset Management PCL (For. Reg.)	428,000	113,919
Bangkok Dusit Medical Services PCL:
(For. Reg.)	1,755,900	1,367,461
NVDR	2,715,100	2,114,467
Bangkok Expressway and Metro PCL (For. Reg.)	2,773,700	617,520
Bangkok Life Assurance PCL NVDR	375,800	181,500
Banpu PCL NVDR	4,175,400	621,254
BTS Group Holdings PCL:
(For. Reg.)	1,364,900	231,372
NVDR	2,186,800	371,970
Bumrungrad Hospital PCL:
(For. Reg.)	93,900	618,096
NVDR	150,600	991,323
Carabao Group PCL NVDR	195,300	357,716
Central Pattana PCL:
(For. Reg.)	494,900	841,719
NVDR	334,000	568,062
Central Plaza Hotel PCL NVDR	286,400	345,357
Central Retail Corp. PCL (For. Reg.)	570,683	526,438
CH. Karnchang PCL (For. Reg.)	388,600	236,651
Charoen Pokphand Foods PCL:
(For. Reg.)	726,960	386,676
NVDR	925,400	492,228
Chularat Hospital PCL NVDR unit	3,223,500	251,196
Com7 PCL NVDR	606,200	296,330
CP ALL PCL:
(For. Reg.)	1,146,600	1,767,317
NVDR	1,198,600	1,847,467
CP Axtra PCL NVDR	889,700	773,983
Delta Electronics PCL:
(For. Reg.)	606,800	1,128,735
NVDR	1,207,800	2,246,680
Dohome PCL NVDR	706,289	204,090
Electricity Generating PCL (For. Reg.)	81,000	244,365
Energy Absolute PCL:
(For. Reg.)	372,400	305,212
NVDR	353,900	290,049
Energy Earth PCL (For. Reg.) (a)(c)	7,600	0
Global Power Synergy Public Co. Ltd. (For. Reg.)	180,500	236,004
Gulf Energy Development PCL:
(For. Reg.)	171,300	184,540
NVDR	977,400	1,052,943
Hana Microelectronics PCL (For. Reg.)	154,400	159,363
Home Product Center PCL:
(For. Reg.)	1,398,300	389,267
NVDR	1,244,100	346,340
Indorama Ventures PCL:
(For. Reg.)	440,100	281,700
NVDR	290,800	186,136
Intouch Holdings PCL:
(For. Reg.)	287,200	515,898
NVDR	155,900	280,044
IRPC PCL NVDR	7,216,700	380,702
Jaymart Group Holdings PCL NVDR	416,800	155,335
JMT Network Services PCL (For. Reg.)	107,638	59,311
Kasikornbank PCL NVDR	270,600	947,331
KCE Electronics PCL (For. Reg.)	228,200	238,467
Krung Thai Bank PCL:
(For. Reg.)	425,800	192,055
NVDR	1,091,100	492,134
Krungthai Card PCL:
(For. Reg.)	264,900	304,607
NVDR	219,600	252,517
Land & House PCL:
(For. Reg.)	1,721,500	344,599
NVDR	2,093,500	419,064
MBK PCL NVDR unit	615,000	280,121
Mega Lifesciences PCL NVDR	253,700	278,561
Minor International PCL:
(For. Reg.)	353,049	312,164
NVDR	1,100,800	973,321
Muangthai Leasing PCL (For. Reg.)	195,300	237,033
Ngern Tid Lor PCL NVDR	713,688	398,813
Osotspa PCL NVDR	779,200	448,468
Plan B Media PCL NVDR unit	1,395,500	312,604
PTT Exploration and Production PCL:
(For. Reg.)	318,800	1,330,046
NVDR	235,000	980,429
PTT Global Chemical PCL:
(For. Reg.)	422,700	415,796
NVDR	511,400	503,047
PTT Oil & Retail Business PCL:
(For. Reg.)	604,000	302,454
NVDR	768,400	384,778
PTT PCL:
(For. Reg.)	2,370,400	2,142,449
NVDR	1,565,800	1,415,224
Quality Houses PCL NVDR	4,620,600	270,672
Ratch Group PCL NVDR unit	569,300	439,378
Sansiri PCL NVDR	7,862,300	358,227
SCB X PCL:
(For. Reg.)	180,900	516,646
NVDR	180,000	514,076
SCG Packaging PCL NVDR	601,400	522,149
Siam Cement PCL:
(For. Reg.)	168,700	1,127,139
NVDR	146,400	978,145
Siam Global House PCL NVDR	885,500	384,023
Sri Trang Agro-Industry PCL NVDR	558,000	261,983
Srinanaporn Marketing PCL NVDR	445,100	201,614
Srisawad Corp. PCL (For. Reg.)	187,130	204,816
Star Petroleum Refining PCL NVDR	1,159,300	247,814
STARK Corp. PCL NVDR (a)(c)	4,002,200	2,154
Supalai PCL (For. Reg.)	381,875	202,955
Thai Airways International PCL (For. Reg.) (a)(c)	126,000	11,257
Thai Oil PCL:
(For. Reg.)	271,197	394,085
NVDR	255,600	371,420
Thai Union Frozen Products PCL (For. Reg.)	817,400	326,692
Thanachart Capital PCL NVDR	218,800	288,298
Thonburi Healthcare Group PCL NVDR	228,100	245,389
TISCO Financial Group PCL NVDR	125,300	327,528
TMBThanachart Bank PCL NVDR	12,175,400	591,692
TOA Paint Thailand PCL NVDR	441,900	299,470
True Corp. PCL (a)	1,687,994	347,148
True Corp. PCL NVDR (a)	2,824,723	580,925
WHA Corp. PCL:
(For. Reg.)	1,748,400	234,293
NVDR	2,139,700	286,729
TOTAL THAILAND		57,032,005
Turkey - 0.3%
Akbank TAS	1,281,854	2,353,042
Aksa Akrilik Kimya Sanayii	80,723	290,128
Alarko Holding AS	96,863	348,735
Anadolu Efes Biracilik Ve Malt Sanayii A/S	96,808	545,523
Anadolu Sigoria (a)	106,526	296,031
Aselsan A/S	594,295	1,114,776
Bim Birlesik Magazalar A/S JSC	188,000	2,246,509
Cimsa Cimento Sanayi Ve Ticaret A/S	247,428	244,019
Coca-Cola Icecek Sanayi A/S	33,408	747,873
Dogan Sirketler Grubu Holding A/S	1,005,149	452,819
Dogus Otomotiv Servis ve Ticaret A/S	27,147	237,847
Ege Endustri Ve Ticaret A/S	577	311,784
Eldorado Gold Corp. (a)	83,411	1,188,773
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,038,151	312,219
Enerjisa Enerji A/S (d)	159,020	334,133
Eregli Demir ve Celik Fabrikalari T.A.S.	638,497	848,931
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	45,412	208,928
Ford Otomotiv Sanayi A/S	29,707	1,021,841
Haci Omer Sabanci Holding A/S	447,800	1,276,219
Hektas Ticaret A/S (a)	593,331	278,837
Is Yatirim Menkul Degerler A/S	264,068	304,786
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	597,848	480,327
Kiler Holding A/S	152,108	209,002
Koc Holding A/S	316,804	2,211,722
Kontrolmatik Enerji Ve Muhendislik A/S	44,766	326,212
Koza Altin Isletmeleri A/S	607,904	436,600
Mavi Jeans Class B (d)	157,488	449,809
MIA Teknoloji A/S	108,054	187,507
Migros Turk Ticaret A/S	42,371	578,270
Nuh Cimento Sanayi A/S	30,926	291,009
Odas Elektrik Uretim Ve Sanayi (a)	789,192	232,959
Otokar Otomotiv ve Savunma Sanayi A.S.	22,674	366,509
Oyak Cimento Fabrikalari A/S (a)	200,250	374,701
Pegasus Hava Tasimaciligi A/S (a)	23,204	740,837
Peker Gayrimenkul Yatirim Ortakligi A/S	240,602	59,730
Petkim Petrokimya Holding A/S (a)	642,814	411,258
Politeknik Metal Sanayi Ve Ticaret A/S	331	189,077
Reeder Teknoloji Sanayi VE Ticaret A/S	110,098	141,760
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	251,245	262,368
Sasa Polyester Sanayi A/S	560,785	714,785
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	117,108	200,687
Sok Marketler Ticaret A/S	163,959	295,150
TAV Havalimanlari Holding A/S (a)	95,050	645,382
Tofas Turk Otomobil Fabrikasi A/S	60,784	516,602
Turk Hava Yollari AO (a)	233,779	2,353,219
Turkcell Iletisim Hizmet A/S	542,975	1,354,661
Turkiye Is Bankasi A/S Series C	3,640,801	1,541,252
Turkiye Petrol Rafinerileri A/S	396,709	2,398,414
Turkiye Sise ve Cam Fabrikalari A/S	659,012	1,025,565
Ulker Biskuvi Sanayi A/S (a)	95,436	336,820
Vestel Elektonik Sanayi ve Ticaret A/S (a)	81,025	208,903
Yapi ve Kredi Bankasi A/S	1,432,651	1,427,951
TOTAL TURKEY		35,932,801
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	1,187,776	2,700,299
Abu Dhabi Islamic Bank	599,838	1,822,590
Abu Dhabi National Oil Co. for Distribution PJSC	1,279,919	1,216,183
Agthia Group PJSC	169,651	263,745
Air Arabia PJSC (a)	986,914	720,120
Ajman Bank PJSC (a)	566,316	289,873
Al Yah Satellite Communications Co. PJSC (Yahsat)	638,125	416,973
Aldar Properties PJSC	1,557,151	2,314,804
Americana Restaurants International PLC	1,034,152	937,604
Aramex Co.	366,368	258,350
Dana Gas PJSC	2,603,001	489,006
Dubai Financial Market PJSC	753,755	283,205
Dubai Investments Ltd.	943,413	559,950
Dubai Islamic Bank Pakistan Ltd.	1,189,591	1,800,791
Emaar Properties PJSC	2,661,066	5,948,257
Emirates Central Cooling Systems Corp.	917,102	397,014
Emirates NBD Bank PJSC	764,962	3,540,623
Emirates Telecommunications Corp.	1,397,728	6,469,377
First Abu Dhabi Bank PJSC	1,786,716	6,071,011
Gulf Navigation Holding PJSC (a)	166,428	332,593
Multiply Group (a)	1,658,714	1,038,700
National Central Cooling Co. (a)	370,399	306,573
Network International Holdings PLC (a)(d)	200,417	984,695
NMC Health PLC (a)(c)	17,953	4
Ras Al Khaimah Ceramics	337,433	253,564
Sharjah Islamic Bank	642,418	391,793
Waha Capital PJSC	465,398	190,067
TOTAL UNITED ARAB EMIRATES		39,997,764
United Kingdom - 6.9%
3i Group PLC	389,177	13,904,302
4Imprint Group PLC	11,603	910,508
A.G. Barr PLC	53,394	380,962
AB Dynamics PLC	9,481	214,430
Abrdn PLC	759,479	1,390,295
Admiral Group PLC	105,806	3,608,008
Advanced Medical Solutions Group PLC	112,876	267,138
AJ Bell PLC	131,352	530,963
Allfunds Group PLC (b)	139,959	887,224
Alpha Financial Markets Consulting PLC	58,639	245,462
Alpha FX Group PLC	15,321	409,689
Alphawave IP Group PLC (a)(b)	142,191	226,713
AngloGold Ashanti PLC	168,920	3,884,924
Ascential PLC (a)(b)	182,312	712,583
Ashmore Group PLC	198,382	479,416
Ashtead Group PLC	176,072	12,853,029
Ashtead Technology Holdings PLC	35,770	365,170
Associated British Foods PLC	135,489	4,496,615
Assura PLC	1,275,681	657,058
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	98,404	182,228
AstraZeneca PLC (United Kingdom)	623,316	94,275,892
Auction Technology Group PLC (a)(b)	43,633	272,063
Auto Trader Group PLC (d)	365,781	3,171,131
Aviva PLC	1,087,114	6,326,084
B&M European Value Retail SA	403,237	2,615,058
Babcock International Group PLC	108,033	685,088
BAE Systems PLC	1,216,472	20,232,626
Balfour Beatty PLC	222,349	1,010,768
Barclays PLC	6,090,218	15,355,236
Barratt Developments PLC	391,169	2,222,506
Beazley PLC	273,484	2,265,683
Bellway PLC	49,361	1,560,480
Berkeley Group Holdings PLC	42,373	2,495,930
Big Yellow Group PLC	76,408	1,031,137
Bodycote PLC	86,776	754,679
Breedon Group PLC	115,998	524,702
Bridgepoint Group PLC (d)	109,606	315,552
British American Tobacco PLC (United Kingdom)	806,480	23,675,251
British Land Co. PLC	345,099	1,673,128
Britvic PLC	96,990	1,071,960
BT Group PLC	2,600,744	3,334,253
Bunzl PLC	134,702	5,174,061
Burberry Group PLC	146,216	2,092,152
Bytes Technology Group PLC	99,355	606,096
Capita Group PLC (a)(b)	932,159	156,546
Central Asia Metals PLC	137,537	361,764
Centrica PLC	2,165,808	3,462,692
Chemring Group PLC	128,513	602,188
CK Hutchison Holdings Ltd.	1,063,500	5,165,181
Clarkson PLC	12,020	583,511
Close Brothers Group PLC	65,898	374,989
Coats Group PLC (b)	663,798	676,001
Coca-Cola European Partners PLC	82,717	5,957,278
Compass Group PLC	684,118	19,027,872
Computacenter PLC	35,384	1,141,607
ConvaTec Group PLC (d)	658,859	2,058,193
Craneware PLC	13,933	370,833
Cranswick PLC	22,573	1,215,683
Crest Nicholson Holdings PLC	128,995	299,644
Croda International PLC	53,736	3,095,422
Currys PLC (a)(b)	419,393	324,126
CVS Group PLC	32,442	396,866
Darktrace PLC (a)	144,279	1,086,030
DCC PLC (United Kingdom)	39,151	2,683,324
Deliveroo PLC Class A (a)(d)	388,286	649,175
Derwent London PLC	38,867	998,522
Diageo PLC	896,453	30,981,127
Diploma PLC	54,130	2,453,912
Direct Line Insurance Group PLC	539,750	1,253,118
Discoverie Group PLC	44,895	395,495
Domino's Pizza UK & IRL PLC	151,188	615,491
Dowlais Group PLC	592,251	604,619
Dr. Martens Ltd.	265,536	252,168
Drax Group PLC	159,192	1,030,397
DS Smith PLC	554,310	2,427,004
Dunelm Group PLC	52,558	666,590
easyJet PLC	125,956	847,694
Elementis PLC	258,739	455,863
Empiric Student Property PLC	289,065	326,887
Entain PLC	260,016	2,555,687
Essentra PLC	144,371	318,584
FDM Group Holdings PLC	50,188	216,671
Fever-Tree Drinks PLC	45,173	639,532
Firstgroup PLC	284,286	576,182
Flutter Entertainment PLC (a)	71,302	13,297,491
Forterra PLC (d)	124,287	255,628
Frasers Group PLC (a)	48,489	494,713
Future PLC	44,639	369,813
Games Workshop Group PLC	13,398	1,659,080
Gamma Communications PLC	41,911	684,998
GB Group PLC (b)	121,254	436,054
Genuit Group PLC	108,653	592,625
Genus PLC	28,289	637,687
Grafton Group PLC unit	84,100	994,755
Grainger Trust PLC	289,228	927,003
Great Portland Estates PLC	97,172	475,971
Greggs PLC	41,660	1,418,012
Halfords Group PLC	98,449	185,756
Halma PLC	151,512	4,178,333
Hammerson PLC	1,618,078	550,757
Harbour Energy PLC	255,415	922,035
Hargreaves Lansdown PLC	143,504	1,459,269
Hays PLC	658,763	757,716
Hill & Smith Holdings PLC	33,591	793,302
Hilton Food Group PLC	37,524	429,495
Hiscox Ltd.	140,691	2,162,345
Hollywood Bowl Group PLC	83,727	357,281
Home (REIT) PLC (a)(c)	386,246	183,642
Howden Joinery Group PLC	220,892	2,417,897
HSBC Holdings PLC (United Kingdom)	7,701,871	66,759,458
Hunting PLC	67,679	302,755
Ibstock PLC (d)	223,972	414,759
IG Group Holdings PLC	153,491	1,434,624
IMI PLC	103,065	2,256,311
Impax Asset Management Group PLC	46,904	261,103
Imperial Brands PLC	330,655	7,555,518
Inchcape PLC	151,392	1,513,375
Indivior PLC (a)	47,503	855,933
Informa PLC	544,937	5,418,809
IntegraFin Holdings PLC	130,127	487,801
InterContinental Hotel Group PLC	66,347	6,471,089
Intermediate Capital Group PLC	116,491	3,056,788
International Distributions Services PLC (a)	301,628	1,019,889
Intertek Group PLC	64,175	3,964,587
Investec PLC	255,712	1,634,370
IP Group PLC	446,599	267,584
ITV PLC	1,475,997	1,296,565
J Sainsbury PLC	664,204	2,186,104
J.D. Wetherspoon PLC (a)	39,527	357,838
JD Sports Fashion PLC	1,050,052	1,516,779
Jet2 PLC	69,900	1,254,253
John Wood Group PLC (a)	296,565	549,930
Johnson Matthey PLC	73,698	1,617,089
Johnson Service Group PLC	226,302	366,477
Jupiter Fund Management PLC	209,468	202,849
Just Eat Takeaway.com NV (a)(b)(d)	78,141	1,156,648
Just Group PLC	474,388	614,111
Kainos Group PLC	39,287	481,583
Keller Group PLC	30,583	421,893
Kier Group PLC	197,458	331,117
Kingfisher PLC	755,911	2,328,451
Lancashire Holdings Ltd.	102,824	783,751
Land Securities Group PLC	277,105	2,252,399
Learning Technologies Group PLC (b)	275,584	252,413
Legal & General Group PLC	2,403,267	7,087,085
Liontrust Asset Management PLC	33,584	283,263
Lloyds Banking Group PLC	25,484,332	16,447,167
London Stock Exchange Group PLC	165,156	18,206,815
Londonmetric Properity PLC	816,074	2,004,780
M&G PLC	894,129	2,246,808
Man Group PLC	484,682	1,560,114
Marks & Spencer Group PLC	794,509	2,539,528
Marlowe PLC (a)	34,529	211,414
Marshalls PLC	109,163	366,928
ME Group International PLC	103,630	206,926
Melrose Industries PLC	539,388	4,258,283
Mitchells & Butlers PLC (a)	117,910	355,813
Mitie Group PLC	541,118	791,100
Mobico Group PLC	237,395	164,337
Molten Ventures PLC (a)(b)	74,981	261,871
Moneysupermarket.com Group PLC	230,011	619,082
Moonpig Group PLC (a)	145,367	283,000
Morgan Advanced Materials PLC	133,514	523,854
Morgan Sindall PLC	20,232	572,612
National Grid PLC	1,467,049	19,243,520
NatWest Group PLC	2,288,863	8,639,047
NCC Group Ltd.	157,852	267,463
Next Fifteen Communications Group PLC	38,600	432,647
Next PLC	48,288	5,435,271
Ninety One PLC	119,425	251,747
Ocado Group PLC (a)(b)	237,219	1,046,648
OSB Group PLC	161,630	829,267
Oxford Instruments PLC	24,266	685,268
Oxford Nanopore Technologies Ltd. (a)(b)	240,219	295,213
Pagegroup PLC	140,363	782,593
Pan African Resources PLC	868,441	262,609
Paragon Banking Group PLC	87,276	780,294
Pearson PLC	252,044	3,058,262
Pennon Group PLC	122,228	1,016,418
Pepco Group NV (a)(b)	74,571	354,619
Persimmon PLC	131,672	2,145,481
Pets At Home Group PLC	194,004	708,345
Phoenix Group Holdings PLC (b)	305,934	1,872,407
Picton Property Income Ltd.	326,575	270,552
Playtech Ltd. (a)	104,920	694,845
Polar Capital Holdings PLC	53,559	362,062
Premier Foods PLC	276,728	559,481
Primary Health Properties PLC	564,529	647,211
QinetiQ Group PLC	221,324	950,244
Quilter PLC (b)(d)	586,950	805,299
Rathbone Brothers PLC	27,277	558,296
Reckitt Benckiser Group PLC	287,205	16,056,772
Redde Northgate PLC	109,567	526,417
Redrow PLC	107,281	861,961
RELX PLC (London Stock Exchange)	753,202	30,946,721
Renew Holdings PLC	36,617	432,383
Renewi PLC (a)	33,074	232,674
Renishaw PLC	15,065	781,216
Rentokil Initial PLC	1,014,849	5,122,931
Rightmove PLC	323,811	2,083,783
Rolls-Royce Holdings PLC (a)	3,386,057	17,363,786
Rotork PLC	345,404	1,395,793
RS GROUP PLC	199,355	1,835,897
RWS Holdings PLC	130,788	282,074
Safestore Holdings PLC	90,776	877,374
Sage Group PLC	409,240	5,962,526
Savills PLC	56,009	757,249
Schroders PLC	315,988	1,393,005
Segro PLC	500,556	5,303,984
Serco Group PLC	436,538	999,312
Serica Energy PLC	125,161	290,895
Severn Trent PLC	107,486	3,313,406
Shaftesbury Capital PLC	590,759	994,332
Smith & Nephew PLC	354,363	4,293,340
Smiths Group PLC	137,439	2,775,268
Softcat PLC	52,704	1,033,285
Spectris PLC	41,457	1,725,026
Spirax-Sarco Engineering PLC (b)	29,520	3,262,630
Spire Healthcare Group PLC (d)	137,523	423,590
Spirent Communications PLC	288,409	701,663
SSE PLC	436,748	9,078,418
SSP Group PLC	328,062	807,152
St. James's Place PLC	225,111	1,225,288
Standard Chartered PLC (United Kingdom)	912,011	7,835,580
SThree PLC	64,689	344,749
Subsea 7 SA	91,260	1,480,403
Supermarket Income (REIT) PLC	547,397	493,848
Target Healthcare (REIT) PLC	303,676	295,219
Tate & Lyle PLC	165,100	1,359,522
Taylor Wimpey PLC	1,429,110	2,355,397
Telecom Plus PLC	32,404	702,914
Tesco PLC	2,814,067	10,389,735
The PRS REIT PLC	260,855	257,828
The Weir Group PLC	102,097	2,615,294
THG PLC (a)(b)	271,325	215,287
TORM PLC	16,887	583,285
TP ICAP Group PLC	315,474	817,966
Trainline PLC (a)(d)	186,551	695,585
Travis Perkins PLC	94,582	889,933
Tritax Big Box REIT PLC	766,554	1,452,097
Trustpilot Group PLC (a)(d)	129,900	308,726
Tyman PLC	106,273	500,631
Unilever PLC	1,003,083	51,890,292
Unite Group PLC	144,773	1,678,762
United Utilities Group PLC	270,108	3,525,328
Urban Logistics REIT PLC	224,218	324,439
Vesuvius PLC	93,092	558,933
Victrex PLC	40,146	635,082
Virgin Money UK PLC	486,626	1,300,040
Vistry Group PLC	132,008	1,976,108
Vodafone Group PLC	9,258,074	7,807,353
Volex PLC	70,968	284,657
Volution Group PLC	99,376	540,783
Warehouse (REIT) PLC	231,957	232,453
Watches of Switzerland Group PLC (a)(d)	104,716	443,313
WH Smith PLC	55,709	763,635
Whitbread PLC	74,946	2,965,857
Wickes Group PLC	149,733	272,416
Wise PLC (a)	246,397	2,390,730
Workspace Group PLC	59,102	367,408
WPP PLC	432,062	4,330,628
Yellow Cake PLC (a)(d)	94,168	757,780
YouGov PLC	44,618	485,046
TOTAL UNITED KINGDOM		847,150,444
United States of America - 5.1%
Bausch Health Cos., Inc. (Canada) (a)	114,382	1,001,986
BP PLC	6,874,004	44,307,335
Brookfield Renewable Corp.	60,502	1,405,480
BRP, Inc.	14,764	993,311
Burford Capital Ltd.	76,534	1,185,850
Carnival PLC (a)	57,000	764,285
CRH PLC	279,188	21,754,870
CSL Ltd.	194,224	34,508,969
CyberArk Software Ltd. (a)	17,121	4,096,199
Diversified Gas & Oil PLC (b)	22,935	322,694
Energy Fuels, Inc. (a)(b)	71,692	371,310
Experian PLC	367,465	14,821,313
Ferrovial SE	205,576	7,415,406
Fiverr International Ltd. (a)(b)	14,199	291,221
GCC S.A.B. de CV	69,000	785,349
GFL Environmental, Inc.	90,923	2,901,425
GSK PLC	1,651,701	34,267,708
Haleon PLC	2,750,276	11,615,359
Holcim AG	207,585	17,376,479
InMode Ltd. (a)	32,674	561,666
James Hardie Industries PLC CDI (a)	176,700	6,074,584
JBS SA	316,400	1,428,266
Legend Biotech Corp. ADR (a)	30,679	1,341,899
MDA Ltd. (a)	43,738	451,788
Monday.com Ltd. (a)	11,711	2,217,244
Nestle SA (Reg. S)	1,072,619	107,691,160
Parade Technologies Ltd.	32,000	725,191
Primo Water Corp.	68,838	1,298,973
QIAGEN NV (Germany)	89,611	3,737,332
Reliance Worldwide Corp. Ltd.	324,672	1,065,683
Resolute Forest Products, Inc. rights (a)(c)	19,734	0
RHI Magnesita NV	8,340	377,249
Riskified Ltd. (a)(b)	46,338	238,641
Roche Holding AG:
(Bearer)	16,726	4,381,421
(participation certificate)	278,202	66,661,155
Sanofi SA	458,071	45,254,215
Schneider Electric SA	218,686	49,863,318
Shell PLC (London)	2,607,134	92,680,010
Sims Ltd.	70,130	537,496
Stellantis NV (Italy)	889,165	19,813,385
Swiss Re Ltd.	120,677	13,104,137
Tenaris SA	187,656	3,139,177
Titan Cement International Trading SA	16,880	535,927
TOTAL UNITED STATES OF AMERICA		623,366,466
Zambia - 0.0%
First Quantum Minerals Ltd.	285,839	3,629,438
TOTAL COMMON STOCKS (Cost $10,769,430,775)		11,773,768,232

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN) (a)	111,600	203,315
Azul SA (a)	129,900	243,910
Banco ABC Brasil SA	1,764	7,769
Banco ABC Brasil SA Series A	56,941	253,858
Banco Bradesco SA (PN)	1,963,052	5,292,672
Banco do Estado Rio Grande do Sul SA Class B	108,600	263,521
Banco Pan SA	157,900	277,935
Bradespar SA (PN)	122,156	468,854
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	172,011	1,376,724
Companhia Energetica de Minas Gerais (CEMIG) (PN)	726,822	1,777,793
Companhia Paranaense de Energia-COPEL (PN-B)	435,500	762,372
Gerdau SA	559,821	1,968,634
Itau Unibanco Holding SA	1,926,560	11,635,197
Itausa-Investimentos Itau SA (PN)	2,142,123	3,943,823
Marcopolo SA (PN)	339,640	431,042
Metalurgica Gerdau SA (PN)	282,200	574,987
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,083,386	16,859,354
Randon Participacoes SA (PN)	107,400	221,104
Unipar Carbocloro SA	30,459	309,658
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	202,900	309,082
TOTAL BRAZIL		47,181,604
Chile - 0.0%
Embotelladora Andina SA Class B	163,308	461,831
Sociedad Quimica y Minera de Chile SA (PN-B)	57,839	2,641,779
TOTAL CHILE		3,103,610
Colombia - 0.0%
Bancolombia SA (PN)	179,187	1,466,200
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	29,160	3,003,037
Dr. Ing. h.c. F. Porsche AG Series F (d)	45,807	4,078,035
Draegerwerk AG & Co. KGaA (non-vtg.)	4,521	239,793
Fuchs Petrolub AG	27,997	1,309,271
Henkel AG & Co. KGaA	66,130	5,253,483
Jungheinrich AG	22,242	827,935
Porsche Automobil Holding SE (Germany)	62,132	3,165,719
Sartorius AG (non-vtg.)	10,540	3,175,392
Sixt SE Preference Shares	4,689	325,267
Sto SE & Co. KGaA	1,717	295,380
Volkswagen AG	83,092	10,179,193
TOTAL GERMANY		31,852,505
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	22,450	578,601
Korea (South) - 0.2%
Daishin Securities Co. Ltd.	18,377	197,470
Hyundai Motor Co. Ltd.	6,122	694,673
Hyundai Motor Co. Ltd. Series 2	25,493	2,904,874
LG Chemical Ltd.	4,548	870,416
Samsung Electronics Co. Ltd.	365,926	17,037,665
TOTAL KOREA (SOUTH)		21,705,098
Russia - 0.0%
Surgutneftegas OJSC (a)(c)	1,961,555	33,981
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $108,435,049)		105,921,599

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $11,164,166)	11,200,000	11,163,861

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	328,504,527	328,570,228
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	130,519,196	130,532,248
TOTAL MONEY MARKET FUNDS (Cost $459,102,826)		459,102,476

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $11,348,132,816)	12,349,956,168
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(60,419,130)
NET ASSETS - 100.0%	12,289,537,038

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2,326	Jun 2024	263,710,250	(5,088,545)	(5,088,545)
ICE MSCI Emerging Markets Index Contracts (United States)	2,226	Jun 2024	115,974,600	220,056	220,056
TME S&P/TSX 60 Index Contracts (Canada)	164	Jun 2024	31,104,783	(276,181)	(276,181)

TOTAL FUTURES CONTRACTS					(5,144,670)
The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $284,022,231 or 2.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,163,861.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	342,388,114	1,151,375,216	1,165,191,367	6,744,215	(1,385)	(350)	328,570,228	0.7%
Fidelity Securities Lending Cash Central Fund 5.39%	105,473,115	189,071,208	164,012,075	828,841	-	-	130,532,248	0.5%
Total	447,861,229	1,340,446,424	1,329,203,442	7,573,056	(1,385)	(350)	459,102,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	589,796,282	135,399,278	453,931,564	465,440
Consumer Discretionary	1,385,612,239	375,274,757	1,010,264,342	73,140
Consumer Staples	864,812,615	260,798,412	604,010,572	3,631
Energy	661,561,870	272,388,166	387,320,200	1,853,504
Financials	2,383,951,402	983,855,512	1,399,905,560	190,330
Health Care	1,059,215,173	183,319,024	875,680,142	216,007
Industrials	1,765,196,432	613,656,759	1,150,754,772	784,901
Information Technology	1,499,157,602	344,821,278	1,154,336,323	1
Materials	964,702,738	411,262,028	552,066,950	1,373,760
Real Estate	343,167,546	120,249,756	222,724,096	193,694
Utilities	362,515,932	130,146,199	232,280,259	89,474

Government Obligations	11,163,861	-	11,163,861	-

Money Market Funds	459,102,476	459,102,476	-	-
Total Investments in Securities:	12,349,956,168	4,290,273,645	8,054,438,641	5,243,882
Derivative Instruments: Assets
Futures Contracts	220,056	220,056	-	-
Total Assets	220,056	220,056	-	-
Liabilities
Futures Contracts	(5,364,726)	(5,364,726)	-	-
Total Liabilities	(5,364,726)	(5,364,726)	-	-
Total Derivative Instruments:	(5,144,670)	(5,144,670)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	220,056	(5,364,726)
Total Equity Risk	220,056	(5,364,726)
Total Value of Derivatives	220,056	(5,364,726)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $121,516,240) - See accompanying schedule:
Unaffiliated issuers (cost $10,889,029,990)	$11,890,853,692
Fidelity Central Funds (cost $459,102,826)	459,102,476

Total Investment in Securities (cost $11,348,132,816)		$12,349,956,168
Segregated cash with brokers for derivative instruments		1,931,660
Foreign currency held at value (cost $36,785,503)		36,432,258
Receivable for investments sold		791,540
Receivable for fund shares sold		10,993,850
Dividends receivable		39,688,712
Reclaims receivable		20,689,367
Distributions receivable from Fidelity Central Funds		1,370,435
Other receivables		46
Total assets		12,461,854,036
Liabilities
Payable for investments purchased on a delayed delivery basis	$549,542
Payable for fund shares redeemed	5,970,727
Accrued management fee	614,764
Payable for daily variation margin on futures contracts	5,482,720
Deferred taxes	29,150,840
Other payables and accrued expenses	14,833
Collateral on securities loaned	130,533,572
Total liabilities		172,316,998
Net Assets		$12,289,537,038
Net Assets consist of:
Paid in capital		$11,610,357,764
Total accumulated earnings (loss)		679,179,274
Net Assets		$12,289,537,038
Net Asset Value, offering price and redemption price per share ($12,289,537,038 ÷ 916,255,979 shares)		$13.41
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$171,157,250
Interest		487,840
Income from Fidelity Central Funds (including $828,841 from security lending)		7,573,056
Income before foreign taxes withheld		$179,218,146
Less foreign taxes withheld		(15,632,612)
Total income		163,585,534
Expenses
Management fee	$3,441,289
Independent trustees' fees and expenses	16,030
Interest	15,473
Total expenses before reductions	3,472,792
Expense reductions	(62,418)
Total expenses after reductions		3,410,374
Net Investment income (loss)		160,175,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,084,039)	(95,510,939)
Fidelity Central Funds	(1,385)
Foreign currency transactions	(1,668,670)
Futures contracts	28,805,492
Total net realized gain (loss)		(68,375,502)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $15,111,527)	1,538,606,709
Fidelity Central Funds	(350)
Assets and liabilities in foreign currencies	(894,503)
Futures contracts	13,086,406
Total change in net unrealized appreciation (depreciation)		1,550,798,262
Net gain (loss)		1,482,422,760
Net increase (decrease) in net assets resulting from operations		$1,642,597,920
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$160,175,160	$295,393,381
Net realized gain (loss)	(68,375,502)	(102,144,891)
Change in net unrealized appreciation (depreciation)	1,550,798,262	742,480,360
Net increase (decrease) in net assets resulting from operations	1,642,597,920	935,728,850
Distributions to shareholders	(310,344,728)	(218,213,495)

Share transactions
Proceeds from sales of shares	2,295,575,343	3,690,276,965
Reinvestment of distributions	290,726,537	204,119,321
Cost of shares redeemed	(1,473,428,457)	(2,786,350,539)

Net increase (decrease) in net assets resulting from share transactions	1,112,873,423	1,108,045,747
Total increase (decrease) in net assets	2,445,126,615	1,825,561,102

Net Assets
Beginning of period	9,844,410,423	8,018,849,321
End of period	$12,289,537,038	$9,844,410,423

Other Information
Shares
Sold	174,677,002	296,975,955
Issued in reinvestment of distributions	22,695,308	17,551,102
Redeemed	(112,139,727)	(224,337,969)
Net increase (decrease)	85,232,583	90,189,088

Financial Highlights
Fidelity® Total International Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$10.82	$14.81	$11.54	$12.09	$11.14
Income from Investment Operations
Net investment income (loss) A,B	.18	.38	.38	.35	.27	.37
Net realized and unrealized gain (loss)	1.75	.94	(4.00)	3.14	(.50)	.81
Total from investment operations	1.93	1.32	(3.62)	3.49	(.23)	1.18
Distributions from net investment income	(.37)	(.29)	(.37)	(.22)	(.32)	(.23)
Total distributions	(.37)	(.29)	(.37)	(.22)	(.32)	(.23)
Net asset value, end of period	$13.41	$11.85	$10.82	$14.81	$11.54	$12.09
Total Return C,D	16.40%	12.29%	(25.01)%	30.47%	(1.97)%	10.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.06% G	.06%	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06 % G	.06%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.06% G	.06%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.79% G	3.02%	3.04%	2.47%	2.41%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$12,289,537	$9,844,410	$8,018,849	$8,557,656	$4,656,266	$3,254,707
Portfolio turnover rate H	5 % G	4% I	3% I	5%	4%	4%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes witheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,433,888,413
Gross unrealized depreciation	(1,541,644,201)
Net unrealized appreciation (depreciation)	$892,244,212
Tax cost	$11,452,567,286

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(67,451,012)
Long-term	(194,591,329)
Total capital loss carryforward	$(262,042,341)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Index Fund	1,252,362,368	286,602,605

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total International Index Fund	4,412,954	17,381,109	56,088,646

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total International Index Fund	Borrower	49,876,000	5.58%	15,473

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total International Index Fund	87,475	1,207	282,141
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $62,418.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Total International Index Fund	.06%
Actual		$ 1,000	$ 1,164.00	$ .32
Hypothetical-B		$ 1,000	$ 1,024.57	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9879614.107
TI1-I-SANN-0624
Fidelity® International Sustainability Index Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.4
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.6
Tencent Holdings Ltd. (China, Interactive Media & Services)	2.2
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.8
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.7
Novartis AG (Switzerland, Pharmaceuticals)	1.5
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.2
Alibaba Group Holding Ltd. (China, Broadline Retail)	1.2
20.9

Market Sectors (% of Fund's net assets)

Financials	20.0
Information Technology	12.8
Industrials	12.7
Consumer Discretionary	10.9
Health Care	9.7
Consumer Staples	7.0
Materials	6.9
Communication Services	6.7
Energy	4.5
Utilities	2.9
Real Estate	2.3

Asset Allocation (% of Fund's net assets)

Futures - 3.7%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
Australia - 3.4%
ANZ Group Holdings Ltd.	95,216	1,718,071
APA Group unit	41,191	219,815
Aristocrat Leisure Ltd.	18,252	465,791
ASX Ltd.	6,016	245,754
Aurizon Holdings Ltd.	56,674	139,206
BlueScope Steel Ltd.	13,897	202,833
Brambles Ltd.	43,837	412,403
Cochlear Ltd.	2,061	429,941
Coles Group Ltd.	42,109	439,164
Computershare Ltd.	16,973	298,188
DEXUS Property Group unit	34,647	157,374
EBOS Group Ltd.	4,635	95,514
Endeavour Group Ltd.	45,423	156,205
Fortescue Ltd.	53,381	884,761
Goodman Group unit	53,899	1,088,740
IDP Education Ltd.	8,495	88,576
Macquarie Group Ltd.	11,570	1,385,375
Mineral Resources Ltd.	5,501	249,538
Mirvac Group unit	125,411	164,322
Northern Star Resources Ltd.	36,099	342,173
Orica Ltd.	15,633	181,010
Pilbara Minerals Ltd.	91,750	233,587
QBE Insurance Group Ltd.	47,217	540,114
Ramsay Health Care Ltd.	5,878	197,032
REA Group Ltd.	1,683	192,919
Scentre Group unit	160,046	324,101
SEEK Ltd.	11,339	175,163
Sonic Healthcare Ltd.	14,109	242,473
Stockland Corp. Ltd. unit	75,932	215,124
Suncorp Group Ltd.	40,008	427,302
Telstra Group Ltd.	126,819	299,624
The GPT Group	61,992	166,723
Transurban Group unit	96,878	777,781
Vicinity Centres unit	125,652	153,870
Woodside Energy Group Ltd.	59,943	1,073,999
TOTAL AUSTRALIA		14,384,566
Austria - 0.2%
Mondi PLC	13,815	262,218
Mondi PLC	10	191
OMV AG	4,575	218,147
Verbund AG	2,161	165,125
TOTAL AUSTRIA		645,681
Belgium - 0.2%
KBC Group NV	7,893	588,796
Umicore SA	6,781	150,957
TOTAL BELGIUM		739,753
Brazil - 0.9%
Atacadao SA	19,400	41,732
Banco Santander SA (Brasil) unit	11,500	64,005
CCR SA	33,500	79,547
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	10,900	169,653
Companhia Siderurgica Nacional SA (CSN)	21,400	57,368
Cosan SA	39,244	109,586
Energisa SA unit	8,300	72,089
Equatorial Energia SA	33,215	195,672
Hapvida Participacoes e Investimentos SA (a)(b)	157,400	111,853
Klabin SA unit	24,300	107,821
Localiza Rent a Car SA	27,673	261,296
Lojas Renner SA	31,965	94,370
Magazine Luiza SA (a)	109,642	28,716
Natura & Co. Holding SA	29,613	94,612
PRIO SA	24,800	229,249
Raia Drogasil SA	40,980	201,877
Rede D'Oregon Sao Luiz SA (b)	19,002	95,145
Rumo SA	42,000	163,063
Telefonica Brasil SA	13,300	121,254
TIM SA	27,800	94,280
Totvs SA	17,900	94,936
Ultrapar Participacoes SA	23,400	116,491
Weg SA	51,980	395,911
Wheaton Precious Metals Corp.	14,234	741,556
TOTAL BRAZIL		3,742,082
Burkina Faso - 0.0%
Endeavour Mining PLC	5,932	126,232
Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	15,624	989,431
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	24,263	1,344,762
Bank of Montreal	22,798	2,036,444
Bank of Nova Scotia	38,379	1,760,809
Brookfield Corp. (Canada) Class A	43,862	1,759,387
CAE, Inc. (a)	10,278	198,296
Cameco Corp.	13,670	623,697
Canadian Apartment Properties (REIT) unit	2,738	85,224
Canadian National Railway Co.	17,256	2,094,436
Canadian Tire Ltd. Class A (non-vtg.)	1,661	160,459
Dollarama, Inc.	8,849	738,183
Enbridge, Inc.	67,139	2,387,284
FirstService Corp.	1,294	190,061
Fortis, Inc.	15,268	599,563
Gildan Activewear, Inc.	4,953	171,690
Hydro One Ltd. (b)	10,281	287,971
Intact Financial Corp.	5,618	923,390
Ivanhoe Mines Ltd. (a)	20,451	277,206
Keyera Corp.	7,397	189,781
Kinross Gold Corp.	39,587	255,354
Magna International, Inc. Class A (sub. vtg.)	8,532	407,806
Metro, Inc.	7,138	365,131
National Bank of Canada	10,694	858,689
Nutrien Ltd.	15,582	821,630
Open Text Corp.	8,451	298,408
Parkland Corp.	4,531	139,585
Pembina Pipeline Corp.	18,309	644,236
RB Global, Inc.	5,747	411,370
RioCan (REIT)	5,003	63,380
Rogers Communications, Inc. Class B (non-vtg.)	11,194	419,333
Shopify, Inc. Class A (a)	38,086	2,673,891
Sun Life Financial, Inc.	18,461	942,595
TELUS Corp.	15,198	244,091
The Toronto-Dominion Bank	56,070	3,326,362
Thomson Reuters Corp.	5,013	757,166
Toromont Industries Ltd.	2,654	242,911
West Fraser Timber Co. Ltd.	1,811	138,708
TOTAL CANADA		29,828,720
Chile - 0.2%
Antofagasta PLC	12,390	342,151
Cencosud SA	42,754	73,261
Empresas CMPC SA	34,584	68,300
Empresas COPEC SA	12,924	92,227
Enel Americas SA	715,204	67,047
Falabella SA (a)	26,959	72,168
Lundin Mining Corp.	20,584	235,049
TOTAL CHILE		950,203
China - 8.2%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	4,100	9,418
AAC Technology Holdings, Inc.	22,000	70,018
Agricultural Bank of China Ltd.:
(A Shares)	157,600	95,663
(H Shares)	873,000	389,280
Aier Eye Hospital Group Co. Ltd. (A Shares)	19,300	34,279
Air China Ltd.:
(A Shares) (a)	21,400	21,762
(H Shares) (a)	62,000	31,084
Airtac International Group	4,000	141,372
Alibaba Group Holding Ltd.	514,100	4,813,552
Alibaba Health Information Technology Ltd. (a)	182,000	67,937
Angel Yeast Co. Ltd. (A Shares)	1,600	6,569
Anhui Conch Cement Co. Ltd.:
(A Shares)	7,400	23,440
(H Shares)	41,000	95,123
Anjoy Foods Group Co. Ltd. (A Shares)	500	6,349
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	800	9,103
Baidu, Inc. Class A (a)	71,062	920,650
Beijing Enterprises Water Group Ltd.	124,000	31,274
Beijing Tongrentang Co. Ltd. (A Shares)	2,500	14,579
BOC Aviation Ltd. Class A (b)	6,400	50,904
BOC Hong Kong (Holdings) Ltd.	113,500	347,888
Bosideng International Holdings Ltd.	118,000	68,306
By-Health Co. Ltd. (A Shares)	3,100	6,762
BYD Co. Ltd.:
(A Shares)	3,300	99,078
(H Shares)	33,000	904,615
CECEP Solar Energy Co. Ltd. (A Shares)	7,200	5,121
China Baoan Group Co. Ltd. (A Shares)	4,800	6,952
China Construction Bank Corp.:
(A Shares)	200	196
(H Shares)	3,030,000	1,960,383
China Eastern Airlines Corp. Ltd. (A Shares) (a)	31,200	16,507
China Feihe Ltd. (b)	122,000	66,718
China Jushi Co. Ltd. (A Shares)	7,357	12,093
China Literature Ltd. (a)(b)	12,600	45,008
China Medical System Holdings Ltd.	45,000	40,178
China Mengniu Dairy Co. Ltd.	97,000	200,933
China Merchants Bank Co. Ltd.:
(A Shares)	42,500	200,532
(H Shares)	118,500	513,207
China Merchants Holdings International Co. Ltd.	40,000	52,825
China National Medicines Corp. Ltd. (A Shares)	1,900	9,105
China Overseas Land and Investment Ltd.	122,000	224,343
China Resource Gas Group Ltd.	30,700	96,489
China Resources Land Ltd.	100,000	359,584
China Resources Pharmaceutical Group Ltd. (b)	48,500	31,363
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	1,800	14,895
China Ruyi Holdings Ltd. (a)	172,000	43,081
China Southern Airlines Ltd. (A Shares) (a)	20,200	15,779
China Three Gorges Renewables Group Co. Ltd. (A Shares)	52,700	34,078
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	3,600	36,938
(H Shares) (b)	3,800	33,463
China Vanke Co. Ltd.:
(A Shares)	17,800	18,119
(H Shares)	72,500	42,520
China Yangtze Power Co. Ltd. (A Shares)	49,400	175,765
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	4,800	23,184
Chow Tai Fook Jewellery Group Ltd.	64,800	88,170
CITIC Pacific Ltd.	186,000	176,031
Cmoc Group Ltd.:
(A Shares)	32,500	39,962
(H Shares)	117,000	109,771
CNGR Advanced Material Co. Ltd.	1,200	8,659
Contemporary Amperex Technology Co. Ltd.	8,640	241,662
Country Garden Services Holdings Co. Ltd.	72,000	48,034
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	2,760	13,057
CSPC Pharmaceutical Group Ltd.	285,280	234,253
East Buy Holding Ltd. (a)(b)	14,500	30,656
Ecovacs Robotics Co. Ltd. Class A	1,100	7,499
ENN Energy Holdings Ltd.	25,600	218,122
ENN Natural Gas Co. Ltd. (A Shares)	4,800	11,959
Far East Horizon Ltd.	63,000	46,765
Fosun International Ltd.	75,500	44,544
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	3,020	14,642
(H Shares) (b)	13,840	40,586
Geely Automobile Holdings Ltd.	194,000	233,490
GEM Co. Ltd. (A Shares)	9,500	9,107
Genscript Biotech Corp. (a)	38,000	56,037
Goldwind Science & Technology Co. Ltd.:
(A Shares)	6,400	6,719
(H Shares)	18	7
GoodWe Technologies Co. Ltd. (A Shares)	282	3,606
Guangzhou Baiyunshan Pharma Health (A Shares)	2,600	11,487
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	900	4,755
Haier Smart Home Co. Ltd.	75,800	280,765
Haier Smart Home Co. Ltd. (A Shares)	11,600	48,260
Haitian International Holdings Ltd.	20,000	65,137
Hangzhou Robam Appliances Co. Ltd. (A Shares)	1,800	5,864
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	700	5,686
Hansoh Pharmaceutical Group Co. Ltd. (b)	40,000	88,388
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	6,400	23,798
Hoymiles Power Electronics, Inc. (A Shares)	239	7,463
Huadong Medicine Co. Ltd. (A Shares)	3,200	14,536
Huatai Securities Co. Ltd.:
(A Shares)	13,500	25,531
(H Shares) (b)	42,800	50,616
Hygeia Healthcare Holdings Co. (b)	11,200	46,227
IMEIK Technology Development Co. Ltd. (A Shares)	560	16,565
Industrial & Commercial Bank of China Ltd.:
(A Shares)	116,600	87,340
(H Shares)	2,056,000	1,102,486
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,700	46,108
Innovent Biologics, Inc. (a)(b)	39,000	188,798
JD Logistics, Inc. (a)(b)	66,300	71,758
JD.com, Inc. Class A	73,850	1,064,058
Jiangsu Eastern Shenghong Co. Ltd.	12,200	16,673
Jiangsu Expressway Co. Ltd. (H Shares)	38,000	37,267
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	11,800	74,934
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	6,300	11,755
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	3,500	5,864
Juneyao Airlines Co. Ltd. (A shares) (a)	5,800	9,834
Kanzhun Ltd. ADR	7,087	140,252
Kingdee International Software Group Co. Ltd. (a)	91,000	96,007
Kuaishou Technology Class B (a)(b)	73,600	515,988
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	4,000	10,777
Kunlun Energy Co. Ltd.	128,000	124,081
Lenovo Group Ltd.	252,000	283,439
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	4,200	8,487
Li Auto, Inc. Class A (a)	36,230	474,682
Livzon Pharmaceutical Group, Inc. (A Shares)	1,200	6,637
Longfor Properties Co. Ltd. (b)	62,471	92,529
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	9,900	6,038
Ming Yang Smart Energy Group Ltd. (A Shares)	4,200	5,657
MINISO Group Holding Ltd.	12,432	70,130
NetEase, Inc.	61,100	1,145,298
NIO, Inc. sponsored ADR (a)	43,719	206,354
Nongfu Spring Co. Ltd. (H Shares) (b)	62,800	368,945
Offshore Oil Enginering Co. Ltd. (A Shares)	8,100	7,098
Perfect World Co. Ltd. (A Shares)	3,600	4,957
Pharmaron Beijing Co. Ltd. (A Shares)	2,750	7,447
Pop Mart International Group Ltd. (b)	14,600	62,480
Postal Savings Bank of China Co. Ltd.	54,000	35,737
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	259,000	134,202
Prosus NV	46,205	1,546,017
Sany Heavy Equipment International Holdings Co. Ltd.	36,000	25,297
SF Holding Co. Ltd. (A Shares)	9,000	44,894
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	21,600	10,644
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	82,800	56,151
Shanghai Electric Group Co. Ltd. (A Shares) (a)	23,300	13,830
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	4,100	13,385
(H Shares)	16,500	25,903
Shanghai M&G Stationery, Inc. (A Shares)	1,700	8,281
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	5,200	12,855
(H Shares)	22,400	31,832
Shanghai Putailai New Energy Technology Co. Ltd.	3,685	9,373
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	7,200	5,884
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,500	20,502
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,400	100,776
Shenzhen New Industries Biomedical Engineering Co. Ltd.	1,700	16,570
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	4,100	10,638
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	3,500	16,389
Sinoma Science & Technology Co. Ltd. (A Shares)	3,100	6,630
Sinopharm Group Co. Ltd. (H Shares)	43,200	109,096
Sinotruk Hong Kong Ltd.	22,500	55,996
SKSHU Paint Co. Ltd. (A Shares)	968	4,531
Sungrow Power Supply Co. Ltd. (A Shares)	2,700	38,345
Sunwoda Electronic Co. Ltd. (A Shares)	3,400	7,118
TCL Technology Group Corp. (A Shares)	34,600	22,747
Tencent Holdings Ltd.	209,000	9,171,589
Tianqi Lithium Corp. (A Shares)	2,700	14,643
Tongcheng Travel Holdings Ltd.	37,600	98,959
Topchoice Medical Corp. (a)	600	5,024
Vipshop Holdings Ltd. ADR	11,125	167,320
Want Want China Holdings Ltd.	141,000	80,420
Weichai Power Co. Ltd.:
(A Shares)	12,600	30,229
(H Shares)	62,000	126,689
Western Mining Co. Ltd. (A Shares)	4,400	12,133
WuXi AppTec Co. Ltd.	4,776	28,700
WuXi AppTec Co. Ltd. (H Shares) (b)	11,480	51,673
Wuxi Biologics (Cayman), Inc. (a)(b)	120,000	207,880
XPeng, Inc. Class A (a)	37,316	151,285
Yadea Group Holdings Ltd. (b)	40,000	76,947
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	2,700	11,675
Yum China Holdings, Inc.	12,762	465,941
Yunnan Baiyao Group Co. Ltd. (A Shares)	3,320	26,195
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares) (a)	9,400	7,411
Yunnan Energy New Material Co. Ltd.	1,800	10,319
Zai Lab Ltd. (a)	28,700	46,130
Zai Lab Ltd. ADR (a)	1	16
Zangge Mining Co. Ltd. (Series A)	2,900	11,492
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	1,100	36,009
Zhejiang Chint Electric Co. Ltd. (A Shares)	4,000	11,378
Zhejiang Expressway Co. Ltd. (H Shares)	50,440	32,979
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	4,200	9,708
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,900	7,021
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	13,000	15,237
ZTO Express, Inc. sponsored ADR	13,227	277,635
TOTAL CHINA		34,847,198
Colombia - 0.0%
Bancolombia SA	8,796	75,785
Interconexion Electrica SA ESP	13,619	62,836
TOTAL COLOMBIA		138,621
Czech Republic - 0.0%
Komercni Banka A/S	2,464	90,900
MONETA Money Bank A/S (b)	10,865	43,839
TOTAL CZECH REPUBLIC		134,739
Denmark - 4.2%
A.P. Moller - Maersk A/S:
Series A	97	138,236
Series B	127	185,169
Coloplast A/S Series B	3,978	479,608
DSV A/S	5,538	790,656
Genmab A/S (a)	2,078	576,915
Novo Nordisk A/S Series B	103,127	13,225,245
Novonesis (NOVOZYMES) B Series B	11,780	654,997
ORSTED A/S (a)(b)	5,959	328,862
Pandora A/S	2,669	408,433
Rockwool International A/S Series B	301	98,885
Svitzer A/S	448	15,054
Vestas Wind Systems A/S (a)	31,849	858,555
TOTAL DENMARK		17,760,615
Egypt - 0.0%
Commercial International Bank SAE	80,811	121,428
Commercial International Bank SAE GDR	4	6
TOTAL EGYPT		121,434
Finland - 0.6%
Elisa Corp. (A Shares)	4,530	204,592
Kesko Oyj	8,664	148,217
Metso Corp.	20,838	237,394
Neste OYJ	13,316	303,259
Nokia Corp.	168,144	611,263
Stora Enso Oyj (R Shares)	18,184	243,545
UPM-Kymmene Corp.	16,820	590,924
Wartsila Corp.	14,874	275,565
TOTAL FINLAND		2,614,759
France - 7.0%
Aeroports de Paris SA	1,054	134,417
AXA SA	57,522	1,991,410
BNP Paribas SA	32,639	2,348,763
Bouygues SA	6,007	221,873
Carrefour SA	17,744	298,511
Compagnie Generale des Etablissements Michelin SCA Series B	21,436	823,542
Credit Agricole SA	33,966	525,564
Danone SA	20,350	1,273,652
Dassault Systemes SA	21,105	828,412
Eiffage SA	2,304	246,621
Gecina SA	1,499	153,574
Getlink SE	11,555	197,304
Hermes International SCA	1,001	2,404,669
Kering SA	2,347	826,557
Klepierre SA	6,851	184,686
L'Oreal SA	7,603	3,567,286
LVMH Moet Hennessy Louis Vuitton SE	8,726	7,167,853
Orange SA	58,568	651,878
Societe Generale Series A	22,762	613,323
Teleperformance	1,842	168,035
TotalEnergies SE	68,616	4,981,434
Worldline SA (a)(b)	7,610	79,622
TOTAL FRANCE		29,688,986
Germany - 2.8%
adidas AG	5,112	1,235,131
Bayerische Motoren Werke AG (BMW)	10,042	1,097,938
Beiersdorf AG	3,170	475,484
Brenntag SE	4,150	331,546
Commerzbank AG	33,242	495,243
Covestro AG (a)(b)	5,930	297,313
Deutsche Borse AG	6,010	1,158,680
Deutsche Lufthansa AG	19,392	138,947
DHL Group	31,310	1,310,948
Evonik Industries AG	7,143	148,992
GEA Group AG	5,295	214,166
HeidelbergCement AG	4,104	414,503
Henkel AG & Co. KGaA	3,259	234,350
Knorr-Bremse AG	2,345	174,012
LEG Immobilien AG	2,373	202,395
Merck KGaA	4,077	648,078
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,318	1,899,488
Puma AG	3,341	154,257
Symrise AG	4,190	450,287
Vonovia SE	23,078	666,862
Zalando SE (a)(b)	7,091	185,538
TOTAL GERMANY		11,934,158
Greece - 0.1%
Alpha Bank SA (a)	71,329	121,225
Eurobank Ergasias Services and Holdings SA (a)	82,484	176,934
Hellenic Telecommunications Organization SA	6,166	93,967
Motor Oil (HELLAS) Corinth Refineries SA	2,043	59,217
Mytilineos SA	3,294	134,287
TOTAL GREECE		585,630
Hong Kong - 1.2%
AIA Group Ltd.	358,400	2,625,050
CK Infrastructure Holdings Ltd.	20,500	115,807
Hang Seng Bank Ltd.	23,600	311,203
HKT Trust/HKT Ltd. unit	123,000	135,789
Hong Kong & China Gas Co. Ltd.	345,356	262,592
MTR Corp. Ltd.	49,656	163,191
Orient Overseas International Ltd.	4,000	58,340
Prudential PLC	86,606	753,243
Sino Biopharmaceutical Ltd.	330,750	113,017
Sino Land Ltd.	124,278	132,878
Swire Pacific Ltd. (A Shares)	14,000	118,562
Swire Properties Ltd.	39,400	81,486
WH Group Ltd. (b)	270,500	196,610
TOTAL HONG KONG		5,067,768
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	14,502	119,012
OTP Bank PLC	7,074	351,021
Richter Gedeon PLC	4,235	107,844
TOTAL HUNGARY		577,877
India - 4.7%
ABB India Ltd.	1,649	129,085
Adani Green Energy Ltd. (a)	9,979	214,374
Ashok Leyland Ltd.	48,752	112,240
Asian Paints Ltd.	12,028	413,621
Astral Ltd.	4,317	109,229
AU Small Finance Bank Ltd. (b)	5,111	38,713
Axis Bank Ltd.	71,926	1,003,664
Bajaj Finance Ltd.	8,766	726,952
Berger Paints India Ltd.	8,952	54,515
Bharti Airtel Ltd.	70,940	1,122,568
Britannia Industries Ltd.	3,496	199,758
Cipla Ltd./India (a)	16,373	274,011
Colgate-Palmolive Ltd.	4,422	149,605
Cummins India Ltd.	4,473	175,086
Dabur India Ltd.	19,897	120,902
DLF Ltd.	23,088	245,924
Eicher Motors Ltd.	4,352	239,525
GAIL India Ltd.	74,214	185,343
GMR Airports Infrastructure Ltd. (a)	77,808	79,115
Grasim Industries Ltd.	8,387	241,755
Havells India Ltd.	8,076	160,687
HCL Technologies Ltd.	29,755	485,315
Hero Motocorp Ltd.	3,709	201,238
Hindalco Industries Ltd.	42,138	323,982
Hindustan Unilever Ltd.	25,800	688,848
ICICI Prudential Life Insurance Co. Ltd. (b)	11,881	81,312
Indraprastha Gas Ltd.	9,674	54,259
Info Edge India Ltd.	2,213	160,007
Infosys Ltd.	104,757	1,768,269
InterGlobe Aviation Ltd. (a)(b)	5,488	261,615
Kotak Mahindra Bank Ltd.	34,432	669,009
Lupin Ltd.	7,322	144,129
Mahindra & Mahindra Ltd.	29,274	754,876
Marico Ltd.	16,687	103,526
Max Healthcare Institute Ltd.	24,370	244,823
Nestle India Ltd.	10,544	316,415
PI Industries Ltd.	2,692	117,621
Pidilite Industries Ltd.	4,720	172,110
Power Grid Corp. of India Ltd.	145,888	526,036
Reliance Industries Ltd.	96,157	3,374,561
Shree Cement Ltd.	300	87,806
Shriram Finance Ltd.	8,791	268,138
Siemens Ltd.	2,869	200,396
Supreme Industries Ltd.	2,082	126,060
Suzlon Energy Ltd. (a)	284,799	141,088
Tata Consultancy Services Ltd.	28,533	1,301,879
The Indian Hotels Co. Ltd.	27,494	189,405
Torrent Pharmaceuticals Ltd.	3,058	96,573
Tvs Motor Co. Ltd.	7,691	189,317
UPL Ltd.	14,513	88,055
Vedanta Ltd.	30,584	145,926
Zomato Ltd. (a)	191,973	442,934
TOTAL INDIA		19,722,200
Indonesia - 0.5%
PT Aneka Tambang Tbk	258,300	25,964
PT Bank Central Asia Tbk	1,749,300	1,051,827
PT Bank Rakyat Indonesia (Persero) Tbk	2,147,400	650,026
PT Barito Pacific Tbk	926,068	57,872
PT Kalbe Farma Tbk	699,100	62,057
PT Merdeka Copper Gold Tbk (a)	316,518	50,977
PT Sarana Menara Nusantara Tbk	624,600	30,860
PT Telkom Indonesia Persero Tbk	1,545,600	299,628
PT Unilever Indonesia Tbk	234,500	37,766
TOTAL INDONESIA		2,266,977
Ireland - 0.3%
Kerry Group PLC Class A	4,960	427,700
Kingspan Group PLC (Ireland)	4,918	440,086
Smurfit Kappa Group PLC	8,196	356,431
TOTAL IRELAND		1,224,217
Israel - 0.1%
Bank Leumi le-Israel BM	47,837	374,601
Italy - 1.1%
Assicurazioni Generali SpA	32,282	788,936
Coca-Cola HBC AG	7,021	227,223
Enel SpA	257,352	1,691,430
FinecoBank SpA	19,198	295,848
Mediobanca SpA	16,448	234,337
Moncler SpA	6,491	444,172
Nexi SpA (a)(b)	18,907	110,533
Poste Italiane SpA (b)	14,771	187,902
Prysmian SpA	8,240	450,063
Terna - Rete Elettrica Nazionale	44,011	353,391
TOTAL ITALY		4,783,835
Japan - 15.5%
Advantest Corp.	24,200	757,476
AEON Co. Ltd.	20,600	430,711
Ajinomoto Co., Inc.	14,800	550,286
Ana Holdings, Inc.	5,200	98,758
Asahi Kasei Corp.	39,300	274,005
Astellas Pharma, Inc.	56,800	545,161
Azbil Corp.	3,900	108,927
Bandai Namco Holdings, Inc.	18,800	351,281
Bridgestone Corp.	18,000	794,286
Brother Industries Ltd.	7,400	130,898
Dai Nippon Printing Co. Ltd.	6,600	192,232
Daifuku Co. Ltd.	9,800	200,741
Daiichi Sankyo Kabushiki Kaisha	58,400	1,965,610
Daikin Industries Ltd.	8,300	1,132,878
Daiwa House Industry Co. Ltd.	18,600	523,384
Daiwa Securities Group, Inc.	41,900	307,926
DENSO Corp.	59,700	1,017,474
Eisai Co. Ltd.	7,900	324,446
FANUC Corp.	30,000	888,579
Fast Retailing Co. Ltd.	5,500	1,438,080
Fuji Electric Co. Ltd.	4,000	248,816
FUJIFILM Holdings Corp.	35,400	753,046
Fujitsu Ltd.	55,600	858,917
Hankyu Hanshin Holdings, Inc.	7,100	186,149
Hirose Electric Co. Ltd.	900	95,531
Hitachi Construction Machinery Co. Ltd.	3,500	99,968
Hitachi Ltd.	29,300	2,703,238
Hoya Corp.	11,100	1,286,932
Hulic Co. Ltd.	12,400	114,262
Ibiden Co. Ltd.	3,600	136,849
INPEX Corp.	30,600	458,382
Isuzu Motors Ltd.	18,600	235,715
Itochu Corp.	37,600	1,696,315
JFE Holdings, Inc.	18,100	270,156
Kao Corp.	14,600	602,283
KDDI Corp.	47,200	1,309,743
Kikkoman Corp.	21,300	253,798
Koito Manufacturing Co. Ltd.	6,500	87,430
Komatsu Ltd.	29,200	871,800
Kubota Corp.	31,400	503,648
Kyowa Hakko Kirin Co., Ltd.	8,700	146,107
LY Corp.	86,300	207,347
Marubeni Corp.	45,200	805,300
MatsukiyoCocokara & Co.	11,100	157,406
Mazda Motor Corp.	18,100	204,883
McDonald's Holdings Co. (Japan) Ltd.	2,800	123,168
Meiji Holdings Co. Ltd.	7,600	170,045
Mitsubishi Chemical Holdings Corp.	40,200	234,521
Mitsubishi Estate Co. Ltd.	35,400	648,695
Mitsui Chemicals, Inc.	5,300	150,853
Mitsui Fudosan Co. Ltd.	84,200	856,909
Mizuho Financial Group, Inc.	76,200	1,472,878
MS&AD Insurance Group Holdings, Inc.	40,600	729,949
NEC Corp.	7,700	557,495
Nintendo Co. Ltd.	32,790	1,599,136
Nippon Express Holdings, Inc.	2,300	117,664
Nippon Paint Holdings Co. Ltd.	30,600	195,871
Nippon Prologis REIT, Inc.	73	125,969
Nissin Food Holdings Co. Ltd.	6,500	173,456
Nitori Holdings Co. Ltd.	2,500	334,583
Nitto Denko Corp.	4,500	372,086
Nomura Holdings, Inc.	94,700	538,842
Nomura Real Estate Holdings, Inc.	3,600	100,790
Nomura Research Institute Ltd.	12,100	292,795
NTT Data Corp.	19,800	309,629
OMRON Corp.	5,500	188,773
Ono Pharmaceutical Co. Ltd.	11,700	168,519
Oriental Land Co. Ltd.	34,400	949,156
ORIX Corp.	37,000	757,220
Osaka Gas Co. Ltd.	11,800	262,383
Pan Pacific International Holdings Ltd.	12,000	281,832
Panasonic Holdings Corp.	69,700	608,373
Rakuten Group, Inc. (a)	47,100	226,525
Recruit Holdings Co. Ltd.	45,600	1,963,872
Renesas Electronics Corp.	46,400	753,339
Ricoh Co. Ltd.	17,400	150,111
SCSK Corp.	5,200	94,532
Secom Co. Ltd.	6,600	458,453
Seiko Epson Corp.	9,300	152,985
Sekisui Chemical Co. Ltd.	12,200	177,486
Sekisui House Ltd.	18,700	429,733
Seven & i Holdings Co. Ltd.	71,400	922,574
SG Holdings Co. Ltd.	10,300	120,562
Sharp Corp. (a)	8,000	41,993
Shimadzu Corp.	7,600	206,477
SHIMIZU Corp.	17,100	105,925
Shin-Etsu Chemical Co. Ltd.	56,900	2,202,539
Shionogi & Co. Ltd.	7,700	359,596
SoftBank Corp.	91,000	1,097,613
Sompo Holdings, Inc.	28,100	556,103
Sony Group Corp.	39,800	3,289,525
Subaru Corp.	18,900	422,018
Sumitomo Electric Industries Ltd.	22,500	347,767
Sumitomo Metal Mining Co. Ltd.	7,900	263,928
Sumitomo Mitsui Financial Group, Inc.	40,200	2,283,513
Sumitomo Mitsui Trust Holdings, Inc.	20,600	433,112
Suntory Beverage & Food Ltd.	4,500	146,409
Sysmex Corp.	15,800	252,648
T&D Holdings, Inc.	15,300	249,655
TDK Corp.	12,300	548,715
Terumo Corp.	42,500	720,976
TIS, Inc.	7,000	149,496
Tobu Railway Co. Ltd.	6,100	121,027
Tokio Marine Holdings, Inc.	56,900	1,798,404
Tokyo Electron Ltd.	14,900	3,268,254
Tokyo Gas Co. Ltd.	11,800	264,642
Tokyu Corp.	15,900	188,217
Toray Industries, Inc.	43,100	196,998
Toto Ltd.	4,600	124,497
Unicharm Corp.	12,700	377,357
USS Co. Ltd.	13,200	100,839
West Japan Railway Co.	13,700	260,046
Yamaha Corp.	4,300	90,615
Yamaha Motor Co. Ltd.	28,500	265,826
Yamato Holdings Co. Ltd.	8,100	106,974
Yaskawa Electric Corp.	7,500	309,020
Yokogawa Electric Corp.	7,300	161,299
ZOZO, Inc.	4,400	94,769
TOTAL JAPAN		65,505,714
Korea (South) - 1.7%
AMOREPACIFIC Corp.	973	118,262
CJ CheilJedang Corp.	255	61,636
Coway Co. Ltd.	1,795	71,718
Doosan Bobcat, Inc.	1,695	63,173
Doosan Heavy Industries & Construction Co. Ltd. (a)	14,495	174,528
Hana Financial Group, Inc.	9,158	385,174
Hanon Systems	5,752	22,971
Hanwha Solutions Corp.	3,614	65,591
HD Hyundai Co. Ltd.	1,410	68,071
HMM Co. Ltd.	7,754	88,281
Hyundai Engineering & Construction Co. Ltd.	2,549	64,754
Hyundai Glovis Co. Ltd.	629	82,112
Kakao Corp.	9,746	337,520
KB Financial Group, Inc.	12,059	652,212
Korea Zinc Co. Ltd.	271	90,021
Korean Air Lines Co. Ltd.	6,011	90,393
Kumho Petro Chemical Co. Ltd.	509	50,485
LG Chemical Ltd.	1,564	448,155
LG Corp.	3,035	172,686
LG Display Co. Ltd. (a)	9,066	68,429
LG Electronics, Inc.	3,268	217,046
LG Energy Solution (a)	1,465	406,450
LG H & H Co. Ltd.	312	93,745
LG Uplus Corp.	6,599	46,738
Lotte Chemical Corp.	592	45,620
Mirae Asset Securities Co. Ltd.	7,869	42,767
NAVER Corp.	4,072	535,591
NCSOFT Corp.	476	59,974
Netmarble Corp. (a)(b)	835	33,339
POSCO Chemtech Co. Ltd.	1,001	200,815
Samsung E&A Co. Ltd. (a)	5,213	98,558
Samsung SDI Co. Ltd.	1,731	534,191
Samsung SDS Co. Ltd.	1,238	141,822
Samsung Securities Co. Ltd.	1,920	52,376
Shinhan Financial Group Co. Ltd.	13,664	457,788
SK Biopharmaceuticals Co. Ltd. (a)	964	60,475
SK Bioscience Co. Ltd. (a)	826	34,692
SK IE Technology Co. Ltd. (a)(b)	934	39,421
SK Innovation Co., Ltd. (a)	1,958	154,896
SK Square Co. Ltd. (a)	3,134	171,708
SK, Inc.	1,179	140,099
SKC Co. Ltd.	582	45,871
Woori Financial Group, Inc.	18,471	188,756
Yuhan Corp.	1,864	96,689
TOTAL KOREA (SOUTH)		7,075,599
Kuwait - 0.2%
Kuwait Finance House KSCP	296,450	692,326
Malaysia - 0.6%
AMMB Holdings Bhd	74,900	65,839
Axiata Group Bhd	84,704	50,156
CelcomDigi Bhd	116,700	101,298
CIMB Group Holdings Bhd	198,905	274,893
Gamuda Bhd	62,056	68,977
IHH Healthcare Bhd	71,800	94,470
Kuala Lumpur Kepong Bhd	14,030	67,769
Malayan Banking Bhd	170,340	347,096
Malaysia Airports Holdings Bhd	29,700	62,159
Maxis Bhd	79,200	60,833
MISC Bhd	45,400	75,649
MR DIY Group M Sdn Bhd (b)	110,900	36,249
Nestle (Malaysia) Bhd	2,200	58,568
Petronas Chemicals Group Bhd	90,200	128,000
Petronas Dagangan Bhd	9,200	41,497
Petronas Gas Bhd	25,800	97,231
PPB Group Bhd	21,300	70,170
Press Metal Aluminium Holdings	119,000	133,766
Public Bank Bhd	454,500	392,010
QL Resources Bhd	33,700	45,257
RHB Bank Bhd	46,118	53,087
Sime Darby Bhd	83,900	49,119
Telekom Malaysia Bhd	35,295	45,742
YTL Corp. Bhd	106,700	68,986
YTL Power International Bhd	79,000	75,733
TOTAL MALAYSIA		2,564,554
Mexico - 0.8%
America Movil S.A.B. de CV Series L	585,700	557,639
Arca Continental S.A.B. de CV	16,600	161,942
CEMEX S.A.B. de CV unit (a)	473,700	375,238
Fibra Uno Administracion SA de CV	93,500	134,213
Fomento Economico Mexicano S.A.B. de CV unit	61,200	715,969
Gruma S.A.B. de CV Series B	5,570	109,399
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	5,810	199,576
Grupo Bimbo S.A.B. de CV Series A	42,200	176,823
Grupo Financiero Banorte S.A.B. de CV Series O	81,600	807,628
Industrias Penoles SA de CV (a)	6,610	95,928
Orbia Advance Corp. S.A.B. de CV	33,800	55,522
Prologis Property Mexico SA	25,208	99,415
TOTAL MEXICO		3,489,292
Netherlands - 4.0%
Akzo Nobel NV	5,350	354,790
ASML Holding NV (Netherlands)	12,741	11,322,384
ING Groep NV (Certificaten Van Aandelen)	105,096	1,661,596
JDE Peet's BV	3,232	71,812
Koninklijke Ahold Delhaize NV	30,085	913,205
Koninklijke KPN NV	105,355	382,874
NN Group NV	8,536	394,902
Universal Music Group NV	25,902	765,700
Wolters Kluwer NV	7,863	1,181,089
TOTAL NETHERLANDS		17,048,352
New Zealand - 0.2%
Mercury Nz Ltd.	22,219	83,385
Meridian Energy Ltd.	41,791	147,392
Spark New Zealand Ltd.	59,108	164,807
Xero Ltd. (a)	4,538	352,322
TOTAL NEW ZEALAND		747,906
Norway - 0.6%
Aker BP ASA	9,717	237,928
DNB Bank ASA	29,111	508,660
Equinor ASA	28,366	754,773
Gjensidige Forsikring ASA	6,572	105,722
Mowi ASA	14,961	263,907
Norsk Hydro ASA	42,801	263,029
Orkla ASA	22,572	154,022
Salmar ASA	2,135	134,825
Telenor ASA	20,325	234,016
TOTAL NORWAY		2,656,882
Peru - 0.1%
Credicorp Ltd. (United States)	2,122	351,424
Philippines - 0.1%
Ayala Corp.	9,090	96,705
JG Summit Holdings, Inc.	80,833	47,236
PLDT, Inc.	2,320	54,074
SM Investments Corp.	7,975	131,048
SM Prime Holdings, Inc.	327,400	158,334
Universal Robina Corp.	26,810	47,551
TOTAL PHILIPPINES		534,948
Poland - 0.4%
Allegro.eu SA (a)(b)	18,370	154,042
CD Projekt SA	1,996	58,309
KGHM Polska Miedz SA (Bearer)	4,533	157,175
mBank SA (a)	483	81,659
Orlen SA	18,160	297,444
Powszechna Kasa Oszczednosci Bank SA	27,469	411,046
Powszechny Zaklad Ubezpieczen SA	19,289	243,847
Santander Bank Polska SA	1,165	161,062
TOTAL POLAND		1,564,584
Portugal - 0.1%
Galp Energia SGPS SA Class B	14,495	312,475
Jeronimo Martins SGPS SA	9,152	188,992
TOTAL PORTUGAL		501,467
Qatar - 0.2%
Qatar Fuel Co.	19,870	78,912
Qatar Gas Transport Co. Ltd. (Nakilat)	82,615	90,738
Qatar National Bank SAQ	144,677	551,132
TOTAL QATAR		720,782
Romania - 0.0%
NEPI Rockcastle PLC	18,239	122,591
Russia - 0.0%
Gazprom OAO (a)(c)	372,050	38,764
LUKOIL PJSC (a)(c)	13,192	4,066
Moscow Exchange MICEX-RTS OAO (a)(c)	49,350	9,446
Novatek PJSC GDR (Reg. S) (a)(c)	2,894	141,227
Novolipetsk Steel OJSC (a)(c)	47,040	450
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	4,171	86
sponsored GDR (Reg. S) (a)(c)	26	1
Polyus PJSC (a)(c)	1,031	2,414
TOTAL RUSSIA		196,454
Saudi Arabia - 0.7%
ACWA Power Co.	3,025	322,615
Alinma Bank	38,238	340,009
Bank Albilad	19,802	188,485
Dr Sulaiman Al Habib Medical Services Group Co.	2,714	224,756
Sahara International Petrochemical Co.	11,639	106,441
Saudi Arabian Oil Co. (b)	84,044	674,485
Saudi Basic Industries Corp.	28,237	636,172
Saudi Electricity Co.	26,942	133,755
The Savola Group	8,598	115,768
TOTAL SAUDI ARABIA		2,742,486
Singapore - 0.6%
CapitaLand Integrated Commercial Trust	169,609	241,777
CapitaLand Investment Ltd.	84,601	163,606
City Developments Ltd.	15,400	69,022
Keppel Ltd.	44,400	222,085
Singapore Exchange Ltd.	27,200	185,545
STMicroelectronics NV (France)	21,563	853,569
United Overseas Bank Ltd.	39,800	883,194
TOTAL SINGAPORE		2,618,798
South Africa - 1.6%
Absa Group Ltd.	27,340	210,821
Anglo American Platinum Ltd.	2,179	75,905
Anglo American PLC (United Kingdom)	40,092	1,310,106
Aspen Pharmacare Holdings Ltd.	12,171	144,992
Bid Corp. Ltd.	10,429	237,707
Bidvest Group Ltd./The	9,320	121,543
Capitec Bank Holdings Ltd.	2,714	335,893
Clicks Group Ltd.	7,197	111,977
Discovery Ltd.	17,409	110,907
FirstRand Ltd.	157,707	544,429
Gold Fields Ltd.	28,141	455,256
Impala Platinum Holdings Ltd.	29,094	129,514
Kumba Iron Ore Ltd.	1,981	48,561
MTN Group Ltd.	52,692	252,543
Naspers Ltd. Class N	5,774	1,105,014
Nedbank Group Ltd.	14,081	171,213
Northam Platinum Holdings Ltd.	11,736	77,759
Old Mutual Ltd.	145,210	85,318
Sanlam Ltd.	56,812	205,511
Sasol Ltd.	18,519	130,102
Shoprite Holdings Ltd.	16,176	215,825
Sibanye-Stillwater Ltd.	91,185	104,074
Standard Bank Group Ltd.	41,945	393,896
Vodacom Group Ltd.	20,599	98,574
Woolworths Holdings Ltd.	30,993	98,455
TOTAL SOUTH AFRICA		6,775,895
Spain - 1.0%
ACS Actividades de Construccion y Servicios SA	6,762	271,193
Amadeus IT Holding SA Class A	14,195	901,013
Iberdrola SA	193,690	2,374,945
Redeia Corp. SA	12,944	216,187
Repsol SA	38,191	599,449
TOTAL SPAIN		4,362,787
Sweden - 1.9%
Alfa Laval AB	9,089	390,598
ASSA ABLOY AB (B Shares)	31,702	837,612
Atlas Copco AB:
(A Shares)	85,240	1,493,071
(B Shares)	49,010	744,907
Beijer Ref AB (B Shares)	12,408	178,401
Boliden AB	8,793	293,701
Epiroc AB:
(A Shares)	21,352	394,743
(B Shares)	11,647	195,096
EQT AB	11,777	323,054
Essity AB (B Shares)	19,189	478,140
H&M Hennes & Mauritz AB (B Shares)	20,342	326,254
Holmen AB (B Shares)	2,441	95,599
Husqvarna AB (B Shares)	11,512	94,725
Nibe Industrier AB (B Shares)	47,477	222,298
Sandvik AB	33,515	677,270
SKF AB (B Shares)	10,969	228,927
Svenska Cellulosa AB SCA (B Shares)	18,954	278,710
Svenska Handelsbanken AB (A Shares)	46,027	394,697
Tele2 AB (B Shares)	16,440	153,802
Telia Co. AB	75,080	172,092
TOTAL SWEDEN		7,973,697
Switzerland - 5.0%
ABB Ltd. (Reg.)	50,542	2,455,757
Baloise Holdings AG	1,428	215,618
Banque Cantonale Vaudoise	987	103,290
Clariant AG (Reg.)	7,198	107,901
DSM-Firmenich AG	5,864	661,477
Geberit AG (Reg.)	1,055	566,492
Givaudan SA	292	1,253,448
Julius Baer Group Ltd.	6,481	347,760
Kuehne & Nagel International AG	1,712	453,864
Lindt & Spruengli AG	3	347,240
Lindt & Spruengli AG (participation certificate)	34	392,429
Logitech International SA (Reg.)	5,190	406,844
Lonza Group AG	2,352	1,298,289
Novartis AG	64,763	6,285,738
SGS SA (Reg.)	4,917	433,584
Sig Group AG	9,705	194,258
Sika AG	4,817	1,379,729
Sonova Holding AG	1,593	442,591
Swiss Life Holding AG	931	628,938
Swisscom AG	816	446,947
Temenos AG	2,062	128,980
VAT Group AG (b)	850	427,843
Zurich Insurance Group Ltd.	4,632	2,238,275
TOTAL SWITZERLAND		21,217,292
Taiwan - 6.6%
Acer, Inc.	94,000	129,110
AUO Corp.	214,400	119,671
Cathay Financial Holding Co. Ltd.	300,751	464,241
China Airlines Ltd.	89,000	56,894
China Steel Corp.	366,000	278,331
Chunghwa Telecom Co. Ltd.	120,000	455,289
CTBC Financial Holding Co. Ltd.	556,000	579,276
Delta Electronics, Inc.	61,000	596,329
E.SUN Financial Holdings Co. Ltd.	443,635	372,125
EVA Airways Corp.	85,000	92,251
Evergreen Marine Corp. (Taiwan)	32,157	186,518
Far Eastern New Century Corp.	98,000	97,585
Far EasTone Telecommunications Co. Ltd.	56,000	138,656
First Financial Holding Co. Ltd.	342,228	286,387
Fubon Financial Holding Co. Ltd.	246,285	520,094
Hotai Motor Co. Ltd.	9,180	173,892
Hua Nan Financial Holdings Co. Ltd.	287,357	207,798
Lite-On Technology Corp.	64,000	193,370
MediaTek, Inc.	48,000	1,444,683
Mega Financial Holding Co. Ltd.	363,255	444,346
Nan Ya Plastics Corp.	147,000	254,798
PharmaEssentia Corp. (a)	8,000	71,804
President Chain Store Corp.	18,000	151,104
Sinopac Financial Holdings Co.	329,806	221,488
Taishin Financial Holdings Co. Ltd.	362,721	199,348
Taiwan Cooperative Financial Holding Co. Ltd.	323,302	259,353
Taiwan High Speed Rail Corp.	61,000	55,827
Taiwan Mobile Co. Ltd.	58,000	184,784
Taiwan Semiconductor Manufacturing Co. Ltd.	779,000	18,619,023
Uni-President Enterprises Corp.	151,000	353,557
United Microelectronics Corp.	356,000	545,994
Voltronic Power Technology Corp.	2,000	94,466
Wan Hai Lines Ltd.	21,460	33,274
Yang Ming Marine Transport Corp.	57,000	90,969
TOTAL TAIWAN		27,972,635
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	13,300	70,473
Advanced Information Service PCL NVDR	24,900	131,939
Airports of Thailand PCL:
(For. Reg.)	33,200	58,133
NVDR	104,400	182,803
Asset World Corp. PCL NVDR	247,500	29,139
Bangkok Dusit Medical Services PCL:
(For. Reg.)	93,300	72,660
NVDR	264,000	205,598
Bangkok Expressway and Metro PCL NVDR	234,900	52,297
BTS Group Holdings PCL:
(For. Reg.)	90,133	15,279
NVDR	151,100	25,702
Bumrungrad Hospital PCL:
(For. Reg.)	3,300	21,722
NVDR	14,000	92,155
Central Retail Corp. PCL NVDR	60,700	55,994
Charoen Pokphand Foods PCL:
(For. Reg.)	43,800	23,298
NVDR	77,000	40,957
CP ALL PCL:
(For. Reg.)	24,300	37,455
NVDR	137,600	212,090
Delta Electronics PCL NVDR	100,500	186,944
Energy Absolute PCL:
(For. Reg.)	3,800	3,114
NVDR	35,300	28,931
Home Product Center PCL:
(For. Reg.)	25,200	7,015
NVDR	174,600	48,606
Indorama Ventures PCL:
(For. Reg.)	10,900	6,977
NVDR	25,900	16,578
Intouch Holdings PCL:
(For. Reg.)	4,800	8,622
NVDR	27,900	50,117
Kasikornbank PCL NVDR	19,800	69,317
Minor International PCL:
(For. Reg.)	48,599	42,971
NVDR	62,568	55,322
Muangthai Leasing PCL NVDR	22,800	27,672
PTT Exploration and Production PCL:
(For. Reg.)	16,400	68,421
NVDR	28,200	117,652
PTT Global Chemical PCL:
(For. Reg.)	11,900	11,706
NVDR	63,200	62,168
PTT Oil & Retail Business PCL NVDR	92,200	46,169
SCG Packaging PCL NVDR	39,600	34,382
Siam Cement PCL:
(For. Reg.)	4,600	30,734
NVDR	20,800	138,971
TOTAL THAILAND		2,390,083
Turkey - 0.2%
Haci Omer Sabanci Holding A/S	33,431	95,278
Koc Holding A/S	24,259	169,361
Turk Hava Yollari AO (a)	17,677	177,937
Turkiye Is Bankasi A/S Series C	285,294	120,773
Turkiye Sise ve Cam Fabrikalari A/S	45,396	70,646
Yapi ve Kredi Bankasi A/S	110,318	109,956
TOTAL TURKEY		743,951
United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	90,425	205,573
Abu Dhabi Islamic Bank	47,110	143,142
Aldar Properties PJSC	122,005	181,368
Emaar Properties PJSC	208,164	465,307
Emirates NBD Bank PJSC	59,386	274,868
Emirates Telecommunications Corp.	108,838	503,756
First Abu Dhabi Bank PJSC	138,710	471,317
NMC Health PLC (a)(c)	987	0
TOTAL UNITED ARAB EMIRATES		2,245,331
United Kingdom - 7.9%
3i Group PLC	30,780	1,099,691
Abrdn PLC	59,878	109,612
Admiral Group PLC	8,325	283,884
Ashtead Group PLC	13,815	1,008,477
Associated British Foods PLC	10,755	356,937
AstraZeneca PLC (United Kingdom)	48,979	7,408,022
Auto Trader Group PLC (b)	28,648	248,363
Barratt Developments PLC	30,947	175,832
Berkeley Group Holdings PLC	3,388	199,566
BT Group PLC	202,554	259,682
Burberry Group PLC	11,128	159,227
Coca-Cola European Partners PLC	6,518	469,426
Croda International PLC	4,148	238,942
DCC PLC (United Kingdom)	3,147	215,689
HSBC Holdings PLC (United Kingdom)	605,569	5,249,044
Informa PLC	43,230	429,876
Intertek Group PLC	5,083	314,016
J Sainsbury PLC	52,545	172,942
Kingfisher PLC	60,666	186,871
Legal & General Group PLC	188,084	554,648
Lloyds Banking Group PLC	2,008,823	1,296,461
National Grid PLC	117,346	1,539,247
Ocado Group PLC (a)	18,886	83,328
Phoenix Group Holdings PLC	23,330	142,787
Reckitt Benckiser Group PLC	22,543	1,260,312
RELX PLC (London Stock Exchange)	59,667	2,451,531
Sage Group PLC	32,231	469,598
Schroders PLC	25,956	114,425
Segro PLC	39,474	418,274
Spirax-Sarco Engineering PLC	2,304	254,644
St. James's Place PLC	17,375	94,573
Taylor Wimpey PLC	114,518	188,744
Tesco PLC	222,790	822,557
Unilever PLC	79,022	4,087,872
Vodafone Group PLC	725,040	611,428
WPP PLC	33,720	337,981
TOTAL UNITED KINGDOM		33,314,509
United States of America - 1.8%
Brookfield Renewable Corp.	4,004	93,014
CRH PLC	21,923	1,708,283
James Hardie Industries PLC CDI (a)	13,900	477,854
Schneider Electric SA	17,193	3,920,233
Swiss Re Ltd.	9,541	1,036,043
Tenaris SA	14,943	249,972
TOTAL UNITED STATES OF AMERICA		7,485,399
TOTAL COMMON STOCKS (Cost $383,795,683)		405,876,590

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	168,355	453,909
Companhia Energetica de Minas Gerais (CEMIG) (PN)	58,458	142,987
Gerdau SA	41,070	144,424
Itau Unibanco Holding SA	151,300	913,756
TOTAL BRAZIL		1,655,076
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	4,445	203,024
Colombia - 0.0%
Bancolombia SA (PN)	14,054	114,997
Germany - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,862	191,758
Henkel AG & Co. KGaA	5,365	426,205
TOTAL GERMANY		617,963
Korea (South) - 0.0%
LG Chemical Ltd.	221	42,296
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,719,839)		2,633,356

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $199,360)	200,000	199,355

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $12,872,178)	12,869,604	12,872,178

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $399,587,060)	421,581,479
NET OTHER ASSETS (LIABILITIES) - 0.6%	2,372,263
NET ASSETS - 100.0%	423,953,742

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	88	Jun 2024	9,977,000	(154,354)	(154,354)
ICE MSCI Emerging Markets Index Contracts (United States)	85	Jun 2024	4,428,500	18,126	18,126
TME S&P/TSX 60 Index Contracts (Canada)	6	Jun 2024	1,137,980	(13,927)	(13,927)

TOTAL FUTURES CONTRACTS					(150,155)
The notional amount of futures purchased as a percentage of Net Assets is 3.7%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,175,699 or 1.5% of net assets.

(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,355.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,832,504	29,803,620	21,763,986	155,105	40	-	12,872,178	0.0%
Total	4,832,504	29,803,620	21,763,986	155,105	40	-	12,872,178

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	28,499,567	4,395,832	24,103,735	-
Consumer Discretionary	46,410,426	10,166,103	36,244,323	-
Consumer Staples	29,734,772	11,361,186	18,373,586	-
Energy	19,058,015	7,173,725	11,700,233	184,057
Financials	84,294,529	33,286,153	50,998,930	9,446
Health Care	41,239,718	1,630,283	39,609,435	-
Industrials	53,775,078	18,838,147	34,936,931	-
Information Technology	54,323,391	15,395,041	38,928,350	-
Materials	29,446,818	15,868,711	13,575,156	2,951
Real Estate	9,604,331	2,177,897	7,426,434	-
Utilities	12,123,301	3,210,767	8,912,534	-

Government Obligations	199,355	-	199,355	-

Money Market Funds	12,872,178	12,872,178	-	-
Total Investments in Securities:	421,581,479	136,376,023	285,009,002	196,454
Derivative Instruments: Assets
Futures Contracts	18,126	18,126	-	-
Total Assets	18,126	18,126	-	-
Liabilities
Futures Contracts	(168,281)	(168,281)	-	-
Total Liabilities	(168,281)	(168,281)	-	-
Total Derivative Instruments:	(150,155)	(150,155)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	18,126	(168,281)
Total Equity Risk	18,126	(168,281)
Total Value of Derivatives	18,126	(168,281)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $386,714,882)	$408,709,301
Fidelity Central Funds (cost $12,872,178)	12,872,178

Total Investment in Securities (cost $399,587,060)		$421,581,479
Segregated cash with brokers for derivative instruments		301,921
Foreign currency held at value (cost $719,197)		712,789
Receivable for fund shares sold		137,335
Dividends receivable		1,260,363
Reclaims receivable		947,474
Distributions receivable from Fidelity Central Funds		37,315
Total assets		424,978,676
Liabilities
Payable for fund shares redeemed	$124,146
Accrued management fee	70,275
Payable for daily variation margin on futures contracts	209,345
Deferred taxes	620,502
Other payables and accrued expenses	666
Total liabilities		1,024,934
Net Assets		$423,953,742
Net Assets consist of:
Paid in capital		$436,711,471
Total accumulated earnings (loss)		(12,757,729)
Net Assets		$423,953,742
Net Asset Value, offering price and redemption price per share ($423,953,742 ÷ 35,485,114 shares)		$11.95
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$5,843,008
Interest		18,053
Income from Fidelity Central Funds		155,105
Income before foreign taxes withheld		$6,016,166
Less foreign taxes withheld		(515,747)
Total income		5,500,419
Expenses
Management fee	$411,441
Independent trustees' fees and expenses	584
Miscellaneous	2,998
Total expenses before reductions	415,023
Expense reductions	(64)
Total expenses after reductions		414,959
Net Investment income (loss)		5,085,460
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $29,973)	(4,482,412)
Fidelity Central Funds	40
Foreign currency transactions	(3,052)
Futures contracts	835,493
Total net realized gain (loss)		(3,649,931)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $431,823)	57,825,169
Assets and liabilities in foreign currencies	(22,603)
Futures contracts	(19,831)
Total change in net unrealized appreciation (depreciation)		57,782,735
Net gain (loss)		54,132,804
Net increase (decrease) in net assets resulting from operations		$59,218,264
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,085,460	$10,579,026
Net realized gain (loss)	(3,649,931)	(9,959,911)
Change in net unrealized appreciation (depreciation)	57,782,735	41,609,910
Net increase (decrease) in net assets resulting from operations	59,218,264	42,229,025
Distributions to shareholders	(10,671,765)	(8,331,104)

Share transactions
Proceeds from sales of shares	43,049,358	72,093,340
Reinvestment of distributions	9,588,850	7,520,386
Cost of shares redeemed	(40,927,975)	(83,900,144)

Net increase (decrease) in net assets resulting from share transactions	11,710,233	(4,286,418)
Total increase (decrease) in net assets	60,256,732	29,611,503

Net Assets
Beginning of period	363,697,010	334,085,507
End of period	$423,953,742	$363,697,010

Other Information
Shares
Sold	3,695,120	6,485,020
Issued in reinvestment of distributions	839,654	721,034
Redeemed	(3,495,465)	(7,589,054)
Net increase (decrease)	1,039,309	(383,000)

Financial Highlights
Fidelity® International Sustainability Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$9.59	$13.60	$10.81	$10.89	$9.87
Income from Investment Operations
Net investment income (loss) A,B	.14	.31	.29	.30	.24	.32 C
Net realized and unrealized gain (loss)	1.56	.90	(4.04)	2.63	(.08)	.91
Total from investment operations	1.70	1.21	(3.75)	2.93	.16	1.23
Distributions from net investment income	(.31)	(.24)	(.26)	(.14)	(.24)	(.21)
Total distributions	(.31)	(.24)	(.26)	(.14)	(.24)	(.21)
Net asset value, end of period	$11.95	$10.56	$9.59	$13.60	$10.81	$10.89
Total Return D,E	16.22%	12.68%	(28.11)%	27.27%	1.48%	12.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.20% H,I	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20 % H,I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% H,I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.47% H,I	2.77%	2.52%	2.28%	2.25%	3.14% C
Supplemental Data
Net assets, end of period (000 omitted)	$423,954	$363,697	$334,086	$404,608	$149,868	$71,875
Portfolio turnover rate J	8 % I	22%	23%	19%	11%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.73%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,348,231
Gross unrealized depreciation	(52,302,943)
Net unrealized appreciation (depreciation)	$21,045,288
Tax cost	$400,386,036

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(13,590,977)
Long-term	(19,493,111)
Total capital loss carryforward	$(33,084,088)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Sustainability Index Fund	16,944,182	18,303,841
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $64.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® International Sustainability Index Fund	.20%
Actual		$ 1,000	$ 1,162.20	$ 1.08
Hypothetical-B		$ 1,000	$ 1,023.87	$ 1.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883819.106
ISY-SANN-0624
Fidelity® Series Global ex U.S. Index Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.4
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.1
Nestle SA (Reg. S) (United States of America, Food Products)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Shell PLC (London) (United States of America, Oil, Gas & Consumable Fuels)	0.9
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.9
12.0

Market Sectors (% of Fund's net assets)

Financials	22.4
Industrials	13.1
Information Technology	12.0
Consumer Discretionary	11.4
Health Care	9.6
Materials	7.4
Consumer Staples	7.3
Energy	5.9
Communication Services	5.1
Utilities	2.4
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
Australia - 4.6%
Ampol Ltd.	403,005	9,516,477
ANZ Group Holdings Ltd.	5,099,267	92,010,809
APA Group unit	2,166,572	11,561,869
Aristocrat Leisure Ltd.	982,394	25,070,681
ASX Ltd.	329,380	13,455,220
Aurizon Holdings Ltd.	3,096,045	7,604,665
BHP Group Ltd.	8,596,359	235,764,740
BlueScope Steel Ltd.	752,916	10,989,129
Brambles Ltd.	2,362,391	22,224,555
CAR Group Ltd.	609,523	13,216,602
Cochlear Ltd.	111,213	23,199,918
Coles Group Ltd.	2,273,464	23,710,452
Commonwealth Bank of Australia	2,839,668	208,061,136
Computershare Ltd.	912,916	16,038,445
DEXUS Property Group unit	1,829,909	8,311,836
EBOS Group Ltd.	264,747	5,455,646
Endeavour Group Ltd.	2,439,808	8,390,268
Fortescue Ltd.	2,873,531	47,627,188
Glencore PLC	17,591,587	102,357,782
Goodman Group unit	2,899,621	58,571,276
IDP Education Ltd. (a)	450,109	4,693,240
Insurance Australia Group Ltd.	4,081,842	16,910,978
Macquarie Group Ltd.	620,286	74,272,125
Medibank Private Ltd.	4,684,255	10,735,658
Mineral Resources Ltd.	298,651	13,547,507
Mirvac Group unit	6,678,272	8,750,336
National Australia Bank Ltd.	5,288,614	114,644,094
Northern Star Resources Ltd.	1,952,021	18,502,687
Orica Ltd.	823,191	9,531,509
Origin Energy Ltd.	2,925,219	18,462,279
Pilbara Minerals Ltd. (a)	4,820,943	12,273,655
Qantas Airways Ltd. (b)	1,425,493	5,378,250
QBE Insurance Group Ltd.	2,534,708	28,994,445
Ramsay Health Care Ltd.	314,957	10,557,427
REA Group Ltd.	90,016	10,318,359
Reece Ltd.	383,955	6,811,229
Rio Tinto Ltd.	629,385	52,380,150
Rio Tinto PLC	1,910,323	129,253,941
Santos Ltd.	5,518,313	27,080,391
Scentre Group unit	8,749,150	17,717,472
SEEK Ltd.	606,962	9,376,246
Seven Group Holdings Ltd.	275,894	6,703,979
Sonic Healthcare Ltd.	766,623	13,174,933
South32 Ltd.	7,655,990	17,466,995
Stockland Corp. Ltd. unit	4,069,178	11,528,456
Suncorp Group Ltd.	2,157,106	23,038,791
Telstra Group Ltd.	6,859,006	16,205,172
The GPT Group	3,266,010	8,783,714
The Lottery Corp. Ltd.	3,762,175	11,736,075
Transurban Group unit	5,233,091	42,013,665
Treasury Wine Estates Ltd.	1,368,997	10,616,860
Vicinity Centres unit	6,539,709	8,008,324
Washington H. Soul Pattinson & Co. Ltd.	399,129	8,352,808
Wesfarmers Ltd.	1,924,818	82,457,707
Westpac Banking Corp.	5,937,797	98,605,099
WiseTech Global Ltd.	283,092	16,677,671
Woodside Energy Group Ltd.	3,223,403	57,753,739
Woolworths Group Ltd.	2,072,676	42,525,343
TOTAL AUSTRALIA		2,018,980,003
Austria - 0.2%
Erste Group Bank AG	583,865	27,335,429
Mondi PLC	211,291	4,028,975
Mondi PLC	541,383	10,275,809
OMV AG	249,263	11,885,482
Verbund AG	115,738	8,843,717
Voestalpine AG	198,387	5,318,371
TOTAL AUSTRIA		67,687,783
Belgium - 0.5%
Ageas	271,653	12,506,635
Anheuser-Busch InBev SA NV	1,472,775	88,033,345
D'ieteren Group	36,396	7,892,656
Elia Group SA/NV	50,074	4,828,211
Groupe Bruxelles Lambert SA	148,928	11,101,677
KBC Group NV	424,847	31,692,431
Lotus Bakeries SA	689	6,933,887
Sofina SA	26,262	6,188,319
Syensqo SA	126,049	11,728,755
UCB SA	214,583	28,522,321
Umicore SA	356,079	7,926,957
Warehouses de Pauw	297,408	7,915,802
Warehouses de Pauw rights (b)(c)	297,408	355,481
TOTAL BELGIUM		225,626,477
Brazil - 1.1%
Ambev SA	7,580,630	17,737,676
Atacadao SA	1,073,900	2,310,107
B3 SA - Brasil Bolsa Balcao	9,543,475	19,830,932
Banco Bradesco SA	1,575,438	3,750,032
Banco BTG Pactual SA unit	2,001,400	12,873,466
Banco do Brasil SA	2,918,400	15,410,879
Banco Santander SA (Brasil) unit	640,600	3,565,331
BB Seguridade Participacoes SA	1,190,100	7,379,968
Caixa Seguridade Participacoes	1,026,400	3,095,448
CCR SA	1,715,800	4,074,224
Centrais Eletricas Brasileiras SA (Electrobras)	2,005,130	14,619,694
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	577,400	8,986,918
Companhia Siderurgica Nacional SA (CSN)	1,134,200	3,040,493
Cosan SA	2,078,932	5,805,283
CPFL Energia SA (b)	408,200	2,507,719
Energisa SA unit	442,800	3,845,911
Eneva SA (b)	978,400	2,332,664
ENGIE Brasil Energia SA	335,950	2,646,142
Equatorial Energia SA	1,757,816	10,355,427
Hapvida Participacoes e Investimentos SA (b)(d)	8,325,744	5,916,496
Hypera SA (b)	635,100	3,610,552
Klabin SA unit	1,258,700	5,584,957
Localiza Rent a Car SA	1,547,848	14,615,219
Lojas Renner SA	1,661,309	4,904,646
Magazine Luiza SA (b)	6,202,267	1,624,443
Natura & Co. Holding SA	1,535,919	4,907,156
Petroleo Brasileiro SA - Petrobras (ON)	5,591,711	47,661,890
PRIO SA	1,360,200	12,573,585
Raia Drogasil SA	2,193,844	10,807,405
Rede D'Oregon Sao Luiz SA (d)	981,111	4,912,546
Rumo SA	2,194,400	8,519,644
Sendas Distribuidora SA	2,303,600	5,820,443
Suzano SA	1,349,295	15,190,807
Telefonica Brasil SA	697,440	6,358,435
TIM SA	1,450,003	4,917,489
Totvs SA	947,200	5,023,666
Ultrapar Participacoes SA	1,226,200	6,104,316
Vale SA	5,730,847	69,850,423
Vale SA sponsored ADR	43,641	531,111
Vibra Energia SA	1,970,550	8,902,882
Weg SA	2,850,732	21,712,909
Wheaton Precious Metals Corp. (a)	769,175	40,072,082
Yara International ASA	281,334	8,041,009
TOTAL BRAZIL		462,332,425
Burkina Faso - 0.0%
Endeavour Mining PLC	313,009	6,660,780
Canada - 7.2%
Agnico Eagle Mines Ltd. (Canada)	842,100	53,328,208
Air Canada (b)	298,048	4,399,328
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,303,621	72,252,412
AltaGas Ltd. (a)	498,975	10,938,921
ARC Resources Ltd. (a)	1,016,946	18,416,056
Bank of Montreal	1,222,696	109,217,976
Bank of Nova Scotia (a)	2,058,383	94,437,562
Barrick Gold Corp. (Canada)	2,980,953	49,543,606
BCE, Inc. (a)	123,096	4,044,334
Brookfield Asset Management Ltd. Class A	595,422	22,745,972
Brookfield Corp. (Canada) Class A (a)	2,355,474	94,482,457
CAE, Inc. (b)	541,196	10,441,409
Cameco Corp.	736,868	33,619,787
Canadian Apartment Properties (REIT) unit (a)	139,974	4,356,871
Canadian Imperial Bank of Commerce	1,578,940	73,702,600
Canadian National Railway Co.	926,003	112,393,013
Canadian Natural Resources Ltd.	1,815,473	137,573,198
Canadian Pacific Kansas City Ltd.	1,580,223	123,970,569
Canadian Tire Ltd. Class A (non-vtg.) (a)	89,227	8,619,692
Canadian Utilities Ltd. Class A (non-vtg.) (a)	217,840	4,870,603
CCL Industries, Inc. Class B	253,972	12,969,333
Cenovus Energy, Inc. (Canada)	2,384,289	48,979,547
CGI, Inc. Class A (sub. vtg.) (b)	349,620	35,425,485
Constellation Software, Inc.	34,154	87,931,819
Constellation Software, Inc. warrants 3/31/40 (b)(e)	30,824	2
Descartes Systems Group, Inc. (Canada) (b)	144,644	13,417,382
Dollarama, Inc.	477,253	39,812,396
Element Fleet Management Corp. (a)	656,801	10,481,908
Emera, Inc. (a)	481,604	16,242,962
Empire Co. Ltd. Class A (non-vtg.) (a)	235,138	5,477,700
Enbridge, Inc. (a)	3,606,462	128,236,164
Fairfax Financial Holdings Ltd. (sub. vtg.)	36,054	39,198,331
FirstService Corp.	67,762	9,952,767
Fortis, Inc.	828,197	32,522,667
Franco-Nevada Corp.	326,047	39,249,271
George Weston Ltd.	102,864	13,537,116
Gildan Activewear, Inc. (a)	258,729	8,968,545
Great-West Lifeco, Inc. (a)	473,139	13,991,566
Hydro One Ltd. (a)(d)	557,573	15,617,633
iA Financial Corp., Inc.	168,758	10,231,027
IGM Financial, Inc.	141,709	3,542,082
Imperial Oil Ltd. (a)	318,796	21,918,455
Intact Financial Corp.	301,724	49,592,191
Ivanhoe Mines Ltd. (a)(b)	1,068,011	14,476,508
Keyera Corp.	388,567	9,969,263
Kinross Gold Corp.	2,091,218	13,489,279
Loblaw Companies Ltd.	265,467	29,110,448
Magna International, Inc. Class A (sub. vtg.)	461,776	22,071,595
Manulife Financial Corp.	3,063,577	71,457,130
MEG Energy Corp. (b)	465,510	10,587,381
Metro, Inc.	385,557	19,722,460
National Bank of Canada	573,457	46,046,516
Northland Power, Inc. (a)	432,221	6,596,421
Nutrien Ltd.	839,363	44,259,151
Onex Corp. (sub. vtg.)	111,847	7,935,275
Open Text Corp.	459,816	16,236,266
Pan American Silver Corp.	621,066	11,454,521
Parkland Corp.	237,596	7,319,541
Pembina Pipeline Corp.	982,847	34,583,306
Power Corp. of Canada (sub. vtg.)	962,060	25,633,502
Quebecor, Inc. Class B (sub. vtg.)	262,756	5,437,779
RB Global, Inc. (a)	309,433	22,149,215
Restaurant Brands International, Inc.	417,290	31,657,842
Restaurant Brands International, Inc. (a)	86,349	6,549,572
RioCan (REIT) (a)	256,558	3,250,188
Rogers Communications, Inc. Class B (non-vtg.)	602,039	22,552,683
Royal Bank of Canada (a)	2,384,093	230,659,461
Saputo, Inc.	432,013	8,306,675
Shopify, Inc. Class A (b)	2,045,003	143,572,833
Stantec, Inc.	193,790	15,429,718
Sun Life Financial, Inc.	990,376	50,567,340
Suncor Energy, Inc.	2,189,528	83,547,674
TC Energy Corp. (a)	1,760,318	63,065,328
Teck Resources Ltd. Class B (sub. vtg.)	782,104	38,456,122
TELUS Corp.	830,119	13,332,315
TFI International, Inc. (Canada)	136,208	17,738,256
The Toronto-Dominion Bank	3,007,091	178,396,195
Thomson Reuters Corp. (a)	268,849	40,607,106
TMX Group Ltd.	471,296	12,478,654
Toromont Industries Ltd.	138,822	12,705,896
Tourmaline Oil Corp.	566,610	27,691,513
West Fraser Timber Co. Ltd.	95,476	7,312,672
WSP Global, Inc.	211,598	32,107,439
TOTAL CANADA		3,159,171,962
Chile - 0.2%
Antofagasta PLC	670,078	18,504,241
Banco de Chile	78,061,044	8,659,446
Banco de Credito e Inversiones	127,208	3,710,173
Banco Santander Chile	113,748,480	5,153,960
Cencosud SA	2,106,966	3,610,405
Compania Sud Americana de Vapores SA	25,670,657	2,002,742
Empresas CMPC SA	1,857,484	3,668,340
Empresas COPEC SA	667,052	4,760,141
Enel Americas SA	37,044,078	3,472,701
Enel Chile SA	45,778,724	2,717,970
Falabella SA (b)	1,453,426	3,890,740
LATAM Airlines Group SA	309,931,265	4,193,539
Lundin Mining Corp.	1,110,448	12,680,233
TOTAL CHILE		77,024,631
China - 7.7%
360 Security Technology, Inc. (A Shares) (b)	657,300	769,100
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	202,700	465,631
AAC Technology Holdings, Inc.	1,232,500	3,922,601
Accelink Technologies Co. Ltd. (A Shares) (b)	73,700	377,840
ACM Research Shanghai, Inc. (A Shares) (b)	27,615	310,991
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	57,519	1,118,366
AECC Aero-Engine Control Co. Ltd. (A Shares)	120,600	324,935
AECC Aviation Power Co. Ltd.	245,852	1,198,206
Agricultural Bank of China Ltd.:
(A Shares)	7,458,100	4,527,042
(H Shares)	48,734,000	21,731,024
Aier Eye Hospital Group Co. Ltd. (A Shares)	1,102,701	1,958,544
AIMA Technology Group Co. Ltd.	76,600	371,717
Air China Ltd.:
(A Shares) (b)	1,679,300	1,707,712
(H Shares) (a)(b)	2,076,000	1,040,818
Airtac International Group	237,456	8,392,384
Akeso, Inc. (b)(d)	843,000	5,158,420
Alibaba Group Holding Ltd.	27,613,124	258,543,463
Alibaba Health Information Technology Ltd. (a)(b)	9,768,000	3,646,188
Aluminum Corp. of China Ltd.:
(A shares)	950,100	970,069
(H Shares)	7,112,000	4,716,777
Amlogic Shanghai Co. Ltd. (A Shares)	38,668	307,432
Angel Yeast Co. Ltd. (A Shares)	74,000	303,833
Anhui Conch Cement Co. Ltd.:
(A Shares)	318,000	1,007,303
(H Shares)	2,326,500	5,397,633
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	40,900	1,528,596
(B Shares)	177,200	2,904,502
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares) (b)	186,200	400,757
Anhui Kouzi Distillery Co. Ltd. (A Shares)	54,900	315,694
Anhui Yingjia Distillery Co. Ltd. (A Shares)	74,200	725,546
Anjoy Foods Group Co. Ltd. (A Shares)	26,600	337,777
Anker Innovations Technology Co. Ltd. (A Shares) (b)	43,700	519,177
Anta Sports Products Ltd.	2,155,800	24,405,796
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (b)	86,700	212,429
ASR Microelectronics Co. Ltd. (A Shares)	38,473	216,713
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	31,900	362,976
Autobio Diagnostics Co. Ltd.	54,700	429,547
Autohome, Inc. ADR Class A	115,036	2,956,425
Avary Holding Shenzhen Co. Ltd. (A Shares)	233,100	773,316
AVIC Capital Co. Ltd. (A Shares)	752,300	308,131
AviChina Industry & Technology Co. Ltd. (H Shares)	3,941,000	1,694,915
Avicopter PLC (A Shares)	52,300	300,207
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (b)	457,600	428,319
Baidu, Inc. Class A (b)	3,829,498	49,613,391
Bank of Beijing Co. Ltd. (A Shares)	2,303,700	1,773,430
Bank of Changsha Co. Ltd. (A Shares)	484,900	545,572
Bank of Chengdu Co. Ltd. (A Shares)	328,400	670,002
Bank of China Ltd.:
(A Shares)	5,504,400	3,482,814
(H Shares)	131,602,024	59,022,252
Bank of Communications Co. Ltd.:
(A Shares)	2,985,400	2,831,757
(H Shares)	16,098,200	11,591,657
Bank of Hangzhou Co. Ltd. (A Shares)	550,431	980,072
Bank of Jiangsu Co. Ltd. (A Shares)	1,707,960	1,904,124
Bank of Nanjing Co. Ltd. (A Shares)	1,175,600	1,512,200
Bank of Ningbo Co. Ltd. (A Shares)	657,010	2,074,575
Bank of Shanghai Co. Ltd. (A Shares)	1,643,000	1,655,337
Bank of Suzhou Co. Ltd.	627,300	653,157
Baoshan Iron & Steel Co. Ltd. (A Shares)	2,222,000	2,128,011
BeiGene Ltd. (b)	1,159,518	13,754,899
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	358,400	231,589
Beijing Enlight Media Co. Ltd. (A Shares)	279,600	360,351
Beijing Enterprises Holdings Ltd.	833,000	2,666,892
Beijing Enterprises Water Group Ltd.	7,064,000	1,781,617
Beijing Kingsoft Office Software, Inc. (A Shares)	49,775	2,108,351
Beijing New Building Materials PLC (A Shares)	145,400	656,620
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	105,900	213,587
Beijing Roborock Technology Co. Ltd. (A Shares)	12,212	713,498
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	154,400	611,440
Beijing Tongrentang Co. Ltd. (A Shares)	127,500	743,545
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	78,899	741,255
Beijing Yanjing Brewery Co. Ltd. (A Shares)	257,300	351,140
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	4,912,600	3,443,421
Beiqi Foton Motor Co. Ltd. (A Shares) (b)	677,200	244,935
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	57,900	458,659
Bilibili, Inc. Class Z (a)(b)	390,024	4,952,596
Bloomage Biotechnology Corp. Ltd. (A Shares)	45,651	386,557
BOC Aviation Ltd. Class A (d)	359,200	2,856,982
BOC Hong Kong (Holdings) Ltd.	6,266,451	19,207,257
BOC International China Co. Ltd.	243,200	343,706
BOE Technology Group Co. Ltd. (A Shares)	3,560,100	2,136,998
Bosideng International Holdings Ltd.	6,574,000	3,805,476
Brilliance China Automotive Holdings Ltd.	5,182,000	4,303,057
By-Health Co. Ltd. (A Shares)	155,500	339,197
BYD Co. Ltd.:
(A Shares)	356,120	10,692,040
(H Shares)	1,593,000	43,668,246
BYD Electronic International Co. Ltd.	1,343,500	4,525,963
C&D International Investment Group Ltd.	1,203,327	2,383,692
Caitong Securities Co. Ltd.	377,560	398,158
Cambricon Technologies Corp. Ltd. (A Shares) (b)	38,724	893,634
Canmax Technologies Co. Ltd. (A Shares)	125,290	364,426
Cathay Biotech, Inc. (A Shares) (b)	62,032	438,117
CECEP Solar Energy Co. Ltd. (A Shares)	320,700	228,106
CGN Power Co. Ltd.:
(A Shares) (b)	1,472,200	834,767
(H Shares) (d)	17,789,000	5,964,796
Changchun High & New Technology Industry Group, Inc. (A Shares)	37,500	583,021
Changjiang Securities Co. Ltd. (A Shares)	441,300	344,541
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	26,200	478,632
Chaozhou Three-Circle Group Co. (A Shares)	177,300	680,668
Chengxin Lithium Group Co. Ltd. (A Shares)	138,800	343,028
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)	156,200	383,234
China Baoan Group Co. Ltd. (A Shares)	225,800	327,033
China Cinda Asset Management Co. Ltd. (H Shares)	17,611,000	1,587,047
China CITIC Bank Corp. Ltd.:
(A Shares)	341,500	323,756
(H Shares)	14,667,293	8,580,859
China Coal Energy Co. Ltd. (H Shares)	3,389,000	3,413,873
China Communications Services Corp. Ltd. (H Shares)	4,022,000	1,922,705
China Construction Bank Corp.:
(A Shares)	4,294,800	4,217,513
(H Shares)	157,597,649	101,964,272
China CSSC Holdings Ltd. (A Shares)	534,100	2,683,761
China Eastern Airlines Corp. Ltd. (A Shares) (b)	1,486,100	786,250
China Energy Engineering Corp. Ltd. (A Shares)	2,723,900	825,974
China Everbright Bank Co. Ltd.:
(A Shares)	5,435,700	2,363,663
(H Shares)	4,326,000	1,310,588
China Feihe Ltd. (d)	6,028,000	3,296,508
China Film Co. Ltd. (A Shares) (b)	259,400	425,036
China Galaxy Securities Co. Ltd.:
(A Shares)	404,400	691,617
(H Shares)	7,144,500	3,869,941
China Gas Holdings Ltd.	4,669,400	4,372,105
China Great Wall Securities Co. Ltd. (A Shares)	318,100	335,375
China Greatwall Technology Group Co. Ltd. (A Shares)	293,400	393,462
China Hongqiao Group Ltd. (a)	4,140,000	5,712,703
China Huishan Dairy Holdings Co. Ltd. (b)(e)	958,000	1
China International Capital Corp. Ltd.	195,900	898,590
China International Capital Corp. Ltd. (H Shares) (d)	2,862,400	3,451,617
China Jushi Co. Ltd. (A Shares)	360,740	592,966
China Life Insurance Co. Ltd.:
(A Shares)	359,300	1,514,358
(H Shares)	12,387,000	16,312,728
China Literature Ltd. (b)(d)	667,400	2,383,990
China Longyuan Power Grid Corp. Ltd. (H Shares)	5,469,000	3,831,217
China Medical System Holdings Ltd.	2,343,000	2,091,947
China Mengniu Dairy Co. Ltd.	5,319,000	11,018,191
China Merchants Bank Co. Ltd.:
(A Shares)	1,303,400	6,149,950
(H Shares)	7,566,191	32,768,096
China Merchants Energy Shipping Co. Ltd. (A Shares)	712,100	837,601
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares) (b)	523,500	799,947
China Merchants Holdings International Co. Ltd.	2,213,836	2,923,625
China Merchants Securities Co. Ltd. (A Shares)	817,700	1,647,066
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	970,700	1,130,920
China Minmetals Rare Earth Co. Ltd. (A Shares)	90,600	349,931
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,506,500	1,366,705
(H Shares)	12,792,832	4,680,659
China National Building Materials Co. Ltd. (H Shares)	6,748,000	2,611,057
China National Chemical Engineering Co. Ltd. (A Shares)	525,500	499,040
China National Medicines Corp. Ltd. (A Shares)	70,900	339,768
China National Nuclear Power Co. Ltd. (A Shares)	1,931,300	2,462,270
China National Software & Service Co. Ltd. (A Shares)	77,090	320,896
China Northern Rare Earth Group High-Tech Co. Ltd.	335,200	890,824
China Oilfield Services Ltd. (H Shares)	3,064,000	3,276,356
China Overseas Land and Investment Ltd.	6,524,500	11,997,727
China Overseas Property Holdings Ltd. (a)	2,255,000	1,371,572
China Pacific Insurance (Group) Co. Ltd.	578,700	2,051,199
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,793,400	10,502,717
China Petroleum & Chemical Corp.:
(A Shares)	3,523,200	3,081,022
(H Shares)	41,005,800	24,476,443
China Power International Development Ltd. (a)	8,331,699	3,362,140
China Railway Group Ltd.:
(A Shares)	2,481,900	2,241,784
(H Shares)	6,157,000	3,038,226
China Railway Signal & Communications Corp. (A Shares)	895,548	666,957
China Resource Gas Group Ltd.	1,581,900	4,971,868
China Resources Beer Holdings Co. Ltd.	2,730,989	12,448,018
China Resources Land Ltd.	5,454,465	19,613,368
China Resources Microelectronics Ltd. (A Shares)	122,447	614,835
China Resources Mixc Lifestyle Services Ltd. (d)	1,177,200	4,143,467
China Resources Pharmaceutical Group Ltd. (d)	2,761,500	1,785,757
China Resources Power Holdings Co. Ltd.	3,337,780	8,300,579
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	91,100	753,871
China Ruyi Holdings Ltd. (a)(b)	10,048,000	2,516,750
China Shenhua Energy Co. Ltd.:
(A Shares)	389,800	2,141,114
(H Shares)	6,119,500	25,398,807
China Southern Airlines Ltd.:
(A Shares) (b)	950,300	742,335
(H Shares) (a)(b)	1,968,000	711,576
China State Construction Engineering Corp. Ltd. (A Shares)	4,240,140	3,132,053
China State Construction International Holdings Ltd.	3,315,750	3,498,457
China Taiping Insurance Group Ltd.	2,611,865	2,388,070
China Three Gorges Renewables Group Co. Ltd. (A Shares)	3,008,900	1,945,670
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	308,100	3,161,258
(H Shares) (a)(d)	36,000	317,022
China Tower Corp. Ltd. (H Shares) (d)	74,910,000	8,768,916
China United Network Communications Ltd. (A Shares)	3,796,800	2,448,678
China Vanke Co. Ltd.:
(A Shares)	827,400	842,221
(H Shares) (a)	4,160,700	2,440,194
China XD Electric Co. Ltd. (A Shares) (b)	443,800	430,540
China Yangtze Power Co. Ltd. (A Shares)	2,631,700	9,363,554
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	48,900	314,348
China Zheshang Bank Co. Ltd.	2,006,420	829,548
Chongqing Brewery Co. Ltd. (A Shares)	58,200	564,030
Chongqing Changan Automobile Co. Ltd. (A Shares)	860,764	1,740,927
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	300,900	192,675
(H Shares)	900,000	385,230
Chongqing Taiji Industry Group Co. Ltd. (A Shares) (b)	50,800	254,146
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	261,900	1,264,968
Chow Tai Fook Jewellery Group Ltd.	3,345,800	4,552,459
CITIC Pacific Ltd.	10,005,000	9,468,756
CITIC Securities Co. Ltd.:
(A Shares)	459,005	1,196,605
(H Shares)	4,077,775	6,492,289
Cmoc Group Ltd.:
(A Shares)	384,300	472,535
(H Shares)	8,415,000	7,895,038
CNGR Advanced Material Co. Ltd.	62,300	449,538
CNPC Capital Co. Ltd. (A Shares) (b)	885,200	714,961
Contemporary Amperex Technology Co. Ltd.	456,360	12,764,474
COSCO Shipping Development Co. Ltd. (A Shares)	962,000	326,165
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	1,461,366	3,215,826
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	706,470	1,139,141
(H Shares)	5,971,100	7,725,611
Cosco Shipping Ports Ltd.	2,252,345	1,382,172
Country Garden Holdings Co. Ltd. (a)(b)	20,477,866	1,302,383
Country Garden Services Holdings Co. Ltd.	3,535,000	2,358,342
CRRC Corp. Ltd.:
(A Shares)	5,254,900	5,059,832
(H Shares)	2,795,000	1,542,820
CSC Financial Co. Ltd. (A Shares)	392,500	1,204,899
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	138,240	653,995
CSPC Pharmaceutical Group Ltd.	15,210,800	12,490,078
CSSC Science & Technology Co. Ltd. (b)	160,500	351,792
Daqin Railway Co. Ltd. (A Shares)	1,606,200	1,522,695
DaShenLin Pharmaceutical Group Co. Ltd.	99,956	299,841
Datang International Power Generation Co. Ltd. (A Shares)	873,300	362,857
Dong-E-E-Jiao Co. Ltd. (A Shares)	75,800	717,686
Dongfang Electric Corp. Ltd. (A Shares)	250,724	582,588
Dongfeng Motor Group Co. Ltd. (H Shares)	4,068,000	1,475,231
Dongxing Securities Co. Ltd. (A Shares)	241,600	293,115
East Buy Holding Ltd. (a)(b)(d)	743,500	1,571,911
East Money Information Co. Ltd. (A Shares)	1,579,820	2,833,921
Eastroc Beverage Group Co. Ltd. (b)	29,900	877,394
Ecovacs Robotics Co. Ltd. Class A	81,700	556,999
Empyrean Technology Co. Ltd. (A Shares) (b)	37,500	404,372
ENN Energy Holdings Ltd.	1,339,500	11,413,067
ENN Natural Gas Co. Ltd. (A Shares)	308,300	768,128
Eoptolink Technology, Inc. Ltd. (A Shares)	65,600	769,482
ESR Group Ltd. (d)	2,933,191	3,214,396
Eve Energy Co. Ltd. (A shares)	189,729	967,653
Everbright Securities Co. Ltd. (A Shares)	347,100	790,289
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (b)	1,063,280	324,833
Fangda Carbon New Material Co. Ltd. (A Shares) (b)	306,487	214,122
Far East Horizon Ltd.	3,172,000	2,354,602
FAW Jiefang Group Co. Ltd. (A Shares) (b)	265,700	328,963
First Capital Securities Co. Ltd. (A Shares)	329,900	260,624
Flat Glass Group Co. Ltd. (a)	463,000	1,115,262
Flat Glass Group Co. Ltd. (A Shares)	350,300	1,281,987
Focus Media Information Technology Co. Ltd. (A Shares)	1,322,940	1,184,206
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	458,203	2,474,734
Fosun International Ltd.	3,878,000	2,287,988
Founder Securities Co. Ltd. (A Shares)	773,000	955,122
Foxconn Industrial Internet Co. Ltd. (A Shares)	1,371,694	4,532,384
Fujian Sunner Development Co. Ltd. A Shares	106,800	230,438
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	124,600	856,724
(H Shares) (d)	1,138,400	6,815,673
GalaxyCore, Inc. (A Shares)	156,406	356,689
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	275,160	1,334,093
(H Shares) (a)(d)	483,920	1,419,087
GCL Technology Holdings Ltd.	36,679,000	5,432,635
GD Power Development Co. Ltd. (A Shares)	1,798,400	1,270,910
Geely Automobile Holdings Ltd.	10,321,000	12,421,928
GEM Co. Ltd. (A Shares)	798,200	765,158
Genscript Biotech Corp. (a)(b)	1,942,000	2,863,810
GF Securities Co. Ltd.:
(A Shares)	302,200	549,540
(H Shares)	2,263,400	2,254,893
Giant Biogene Holding Co. Ltd. (d)	534,600	3,257,177
Giant Network Group Co. Ltd. (A Shares)	181,500	293,408
Gigadevice Semiconductor Beijing, Inc. (A Shares)	61,584	664,315
Ginlong Technologies Co. Ltd. (A Shares)	36,450	268,393
GoerTek, Inc. (A Shares)	318,300	691,179
Goldwind Science & Technology Co. Ltd.:
(A Shares)	98,100	102,995
(H Shares)	783,164	313,151
Goneo Group Co. Ltd. (A Shares)	40,735	670,910
GoodWe Technologies Co. Ltd. (A Shares)	21,360	273,158
Gotion High-tech Co. Ltd. (A Shares) (b)	240,300	620,270
Great Wall Motor Co. Ltd.:
(A Shares)	160,400	578,548
(H Shares)	4,224,000	6,383,066
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	353,800	2,052,599
Greenland Holdings Corp. Ltd. (A Shares) (b)	1,105,900	280,109
GRG Banking Equipment Co. Ltd. (A Shares)	216,000	353,980
Guangdong Haid Group Co. Ltd. (A Shares)	151,300	1,041,085
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (b)	278,700	340,480
Guangdong Investment Ltd.	4,828,000	2,521,980
Guanghui Energy Co. Ltd. (A Shares)	564,800	574,169
Guangzhou Automobile Group Co. Ltd.	400,600	484,097
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,097,526	2,105,912
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (b)	216,200	308,307
Guangzhou Baiyunshan Pharma Health (A Shares)	128,200	566,397
Guangzhou Haige Communications Group (A Shares)	195,700	293,695
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	42,400	224,019
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	91,900	423,155
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	178,940	516,917
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	383,716	305,641
Guolian Securities Co. Ltd. (b)(e)	235,800	340,621
Guosen Securities Co. Ltd. (A Shares)	582,400	720,112
Guotai Junan Securities Co. Ltd. (A Shares)	675,400	1,278,417
Guoyuan Securities Co. Ltd. (A Shares)	410,900	385,563
H World Group Ltd. ADR	352,810	12,951,655
Haidilao International Holding Ltd. (d)	2,861,000	6,455,012
Haier Smart Home Co. Ltd.	4,121,600	15,266,508
Haier Smart Home Co. Ltd. (A Shares)	641,100	2,667,181
Hainan Airlines Co. Ltd. (A Shares) (b)	3,934,900	742,293
Hainan Airport Infrastructure Co. Ltd. (A Shares) (b)	1,031,900	497,681
Haitian International Holdings Ltd.	1,047,000	3,409,921
Haitong Securities Co. Ltd.:
(A Shares)	502,500	579,398
(H Shares)	5,935,600	2,834,971
Hanergy Mobile Energy Holding (b)(e)	1,902,000	2
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	422,900	391,267
Hangzhou Chang Chuan Technology Co. Ltd.	67,100	269,415
Hangzhou First Applied Material Co. Ltd. (A Shares)	173,500	648,756
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	106,700	371,849
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	90,700	341,202
Hangzhou Robam Appliances Co. Ltd. (A Shares)	82,800	269,732
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	172,500	454,502
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	36,107	293,278
Hansoh Pharmaceutical Group Co. Ltd. (d)	2,026,000	4,476,843
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	70,800	303,111
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares) (b)	160,240	580,252
Heilongjiang Agriculture Co. Ltd. (A Shares)	147,900	266,870
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	201,800	602,269
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	376,800	1,401,116
Hengan International Group Co. Ltd.	1,146,000	3,847,318
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	152,300	301,950
Hengli Petrochemical Co. Ltd. (A Shares) (b)	651,260	1,390,486
Hengtong Optic-electric Co. Ltd. (A Shares)	243,200	473,464
Hengyi Petrochemical Co. Ltd. (A Shares) (b)	327,310	338,047
Hesteel Co. Ltd. (A Shares)	847,900	255,834
Hisense Electric Co. Ltd.	114,900	441,767
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	49,900	827,607
HLA Group Corp. Ltd. (A Shares) (b)	455,100	571,536
Hongfa Technology Co. Ltd. (A Shares)	76,420	300,537
Hoshine Silicon Industry Co. Ltd. (A Shares)	72,800	484,872
Hoymiles Power Electronics, Inc. (A Shares)	10,423	325,457
Hua Hong Semiconductor Ltd. (a)(d)	1,013,000	1,996,324
Huadian Power International Corp. Ltd. (A Shares)	776,600	723,909
Huadong Medicine Co. Ltd. (A Shares)	161,960	735,722
Huafon Chemical Co. Ltd. (A Shares)	442,200	495,860
Huagong Tech Co. Ltd. (A Shares) (b)	91,500	418,686
Huaibei Mining Holdings Co. Ltd. (A Shares)	207,400	551,732
Hualan Biological Engineer, Inc. (A Shares)	169,250	454,369
Huaneng Power International, Inc.:
(A Shares) (b)	1,348,500	1,740,151
(H Shares) (b)	6,416,000	4,083,794
Huatai Securities Co. Ltd.:
(A Shares)	413,900	782,772
(H Shares) (d)	2,688,800	3,179,829
Huaxia Bank Co. Ltd. (A Shares)	1,423,964	1,317,929
Huayu Automotive Systems Co. Ltd. (A Shares)	273,200	620,317
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	124,100	703,834
Huizhou Desay SV Automotive Co. Ltd.	51,500	889,482
Humanwell Healthcare Group Co. Ltd. (A Shares)	148,700	414,641
Hunan Valin Steel Co. Ltd. (A Shares)	600,200	431,871
Hundsun Technologies, Inc. (A Shares)	176,268	497,994
Hwatsing Technology Co. Ltd. (A Shares)	16,259	381,283
Hygeia Healthcare Holdings Co. (a)(d)	565,800	2,335,302
Hygon Information Technology Co. Ltd. (A Shares)	197,616	2,125,189
IEIT Systems Co. Ltd. (A Shares)	136,034	758,623
iFlytek Co. Ltd. (A Shares)	259,000	1,601,164
IMEIK Technology Development Co. Ltd. (A Shares)	28,420	840,689
Industrial & Commercial Bank of China Ltd.:
(A Shares)	10,998,500	8,238,532
(H Shares)	103,216,008	55,347,372
Industrial Bank Co. Ltd. (A Shares)	2,108,300	4,897,125
Industrial Securities Co. Ltd. (A Shares)	838,270	644,052
Ingenic Semiconductor Co. Ltd. (A Shares)	64,800	564,445
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	661,900	2,608,479
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)	4,104,600	903,803
Inner Mongolia Dian Tou Energy Corp. Ltd.	172,700	501,914
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	731,800	424,701
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,771,630	3,443,203
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	323,600	320,033
Innovent Biologics, Inc. (b)(d)	2,057,000	9,957,864
iQIYI, Inc. ADR (b)	723,363	3,508,311
iRay Technology Co. Ltd. (A Shares)	9,693	265,560
iSoftStone Information Technology Group Co. Ltd. (A Shares)	85,950	494,834
JA Solar Technology Co. Ltd. (A Shares)	307,936	603,904
Jason Furniture Hangzhou Co. Ltd. (A Shares)	73,430	338,026
JCET Group Co. Ltd. (A Shares)	164,000	578,194
JD Health International, Inc. (b)(d)	1,912,900	6,524,568
JD Logistics, Inc. (b)(d)	3,423,400	3,705,231
JD.com, Inc. Class A	3,978,499	57,323,695
Jiangsu Eastern Shenghong Co. Ltd.	613,400	838,281
Jiangsu Expressway Co. Ltd. (H Shares)	2,102,000	2,061,466
Jiangsu Hengli Hydraulic Co. Ltd.	122,832	864,732
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	628,966	3,994,122
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	116,000	917,356
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares) (b)	115,700	398,838
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	33,500	361,580
Jiangsu Phoenix Publishing & Media Corp. Ltd. (b)	230,800	324,209
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	152,100	1,991,064
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	56,650	502,835
Jiangsu Yoke Technology Co. Ltd. (A Shares)	43,700	384,431
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	93,900	500,740
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	450,800	841,125
Jiangxi Copper Co. Ltd.:
(A Shares)	16,300	58,446
(H Shares)	2,153,000	4,384,867
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (b)	151,500	202,782
Jinduicheng Molybdenum Co. Ltd. (A Shares)	290,200	454,006
Jinko Solar Co. Ltd. (A Shares)	1,047,970	1,089,258
JiuGui Liquor Co. Ltd. (A Shares)	30,400	213,699
Jizhong Energy Resources Co. Ltd. (A Shares)	312,500	323,187
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	168,000	281,463
Jointown Pharmaceutical Group (A Shares)	348,104	393,881
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares) (b)	69,300	281,809
Juneyao Airlines Co. Ltd. (A shares) (b)	289,400	490,662
Kangmei Pharmaceutical Co. Ltd. rights (b)(e)	9,959	0
Kanzhun Ltd. ADR	381,075	7,541,474
KE Holdings, Inc. ADR	1,113,926	16,842,561
Keda Industrial Group Co. Ltd.	162,400	226,257
Kingboard Chemical Holdings Ltd.	1,084,500	2,383,488
Kingdee International Software Group Co. Ltd. (b)	4,981,000	5,255,083
Kingnet Network Co. Ltd. (A Shares)	195,900	317,438
Kingsoft Corp. Ltd.	1,590,600	5,167,834
Kuaishou Technology Class B (b)(d)	3,960,700	27,767,317
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)	200,400	539,939
Kunlun Energy Co. Ltd.	6,708,000	6,502,596
Kunlun Tech Co. Ltd. (A Shares) (b)	110,100	600,979
Kweichow Moutai Co. Ltd. (A Shares)	128,500	30,128,906
Lb Group Co. Ltd. (A Shares)	214,100	618,987
Lenovo Group Ltd.	13,630,000	15,330,474
Lens Technology Co. Ltd. (A Shares)	455,500	895,391
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	226,300	457,282
Li Auto, Inc. Class A (b)	1,948,018	25,522,736
Li Ning Co. Ltd.	4,020,000	10,523,833
Liaoning Port Co. Ltd. (A Shares)	1,825,800	362,770
Lingyi iTech Guangdong Co. (A Shares)	643,200	459,976
Livzon Pharmaceutical Group, Inc. (A Shares)	94,200	521,029
Longfor Properties Co. Ltd. (d)	3,370,783	4,992,621
LONGi Green Energy Technology Co. Ltd.	865,566	2,167,447
Luxshare Precision Industry Co. Ltd. (A Shares)	704,582	2,824,320
Luzhou Laojiao Co. Ltd. (A Shares)	145,400	3,721,805
Mango Excellent Media Co. Ltd. (A Shares)	171,894	553,450
Maxscend Microelectronics Co. Ltd. (A Shares)	49,716	619,459
Meihua Holdings Group Co. Ltd. (A Shares)	238,200	364,788
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)	620,364	378,382
Meituan Class B (b)(d)	8,611,700	117,588,726
Metallurgical Corp. China Ltd. (A Shares)	1,525,600	687,156
MGI Tech Co. Ltd. (A Shares)	52,751	424,362
Midea Group Co. Ltd. (A Shares)	403,300	3,878,844
Ming Yang Smart Energy Group Ltd. (A Shares)	234,500	315,834
MINISO Group Holding Ltd.	631,384	3,561,669
Montage Technology Co. Ltd. (A Shares)	105,349	731,672
Muyuan Foodstuff Co. Ltd. (A Shares)	538,070	3,235,516
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	161,458	304,703
Nanjing Securities Co. Ltd. (A Shares)	474,500	535,805
NARI Technology Co. Ltd. (A Shares)	807,440	2,611,570
National Silicon Industry Group Co. Ltd. (A Shares) (b)	356,995	651,519
NAURA Technology Group Co. Ltd.	59,600	2,609,873
NetEase, Inc.	3,282,935	61,537,438
New China Life Insurance Co. Ltd.	69,700	301,418
New China Life Insurance Co. Ltd. (H Shares)	1,715,400	3,289,725
New Hope Liuhe Co. Ltd. (A Shares) (b)	431,900	531,007
New Oriental Education & Technology Group, Inc. (b)	2,513,530	19,972,423
Ninestar Corp. (A Shares)	128,800	448,120
Ningbo Deye Technology Co. Ltd. (A Shares)	39,740	511,388
Ningbo Joyson Electronic Corp. (A shares)	122,900	297,053
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	63,000	383,002
Ningbo Sanxing Medical Electric Co. Ltd. (b)	205,300	947,820
Ningbo Shanshan Co. Ltd. (A Shares)	202,700	330,470
Ningbo Tuopu Group Co. Ltd. (A Shares)	132,000	1,135,871
Ningxia Baofeng Energy Group Co. Ltd.	672,700	1,537,738
NIO, Inc. sponsored ADR (a)(b)	2,300,699	10,859,299
Nongfu Spring Co. Ltd. (H Shares) (d)	3,396,200	19,952,403
Offcn Education Technology Co. A Shares (b)	778,500	284,223
Offshore Oil Enginering Co. Ltd. (A Shares)	358,900	314,522
OFILM Group Co. Ltd. (A Shares) (b)	323,200	389,638
Oppein Home Group, Inc. (A Shares)	68,600	589,077
Orient Securities Co. Ltd. (A Shares)	900,472	1,034,577
Oriental Pearl Group Co. Ltd. (b)	581,100	552,304
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	865,600	370,205
PDD Holdings, Inc. ADR (b)	1,014,164	126,953,050
People's Insurance Co. of China Group Ltd.:
(A Shares)	3,664,800	2,644,591
(H Shares)	9,742,000	3,197,571
People.cn Co. Ltd. (A Shares) (b)	102,000	347,603
Perfect World Co. Ltd. (A Shares)	186,450	256,712
PetroChina Co. Ltd.:
(A Shares)	1,264,500	1,784,014
(H Shares)	37,282,000	34,737,188
Pharmaron Beijing Co. Ltd.:
(A Shares)	25	68
(H Shares) (d)	317,500	389,195
PICC Property & Casualty Co. Ltd. (H Shares)	11,738,001	14,583,096
Ping An Bank Co. Ltd. (A Shares)	1,996,900	2,968,070
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	1,462,777	8,315,244
(H Shares)	10,850,000	49,173,104
Piotech, Inc. (A Shares)	17,480	434,714
Poly Developments & Holdings (A Shares)	1,098,800	1,348,202
Pop Mart International Group Ltd. (d)	823,600	3,524,540
Postal Savings Bank of China Co. Ltd.	2,545,500	1,684,602
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	14,077,000	7,294,036
Power Construction Corp. of China Ltd. (A Shares)	1,519,639	1,063,325
Prosus NV (a)	2,481,562	83,032,941
Qi An Xin Technology Group, Inc. (A Shares) (b)	61,242	260,332
Qifu Technology, Inc. ADR	210,882	3,857,032
Qinghai Salt Lake Potash Co. Ltd. Class A (b)	496,200	1,133,542
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	143,300	616,827
Risen Energy Co. Ltd. (A Shares)	151,200	270,095
Rockchip Electronics Co. Ltd.	40,000	316,375
Rongsheng Petrochemical Co. Ltd. (A Shares)	941,650	1,454,447
SAIC Motor Corp. Ltd. (A Shares)	828,300	1,696,057
Sailun Group Co. Ltd. A Shares	275,000	628,523
Sanan Optoelectronics Co. Ltd. (A Shares)	464,300	800,076
Sangfor Technologies, Inc. (b)	37,400	281,743
Sany Heavy Equipment International Holdings Co. Ltd. (a)	1,923,000	1,351,256
Sany Heavy Industry Co. Ltd. (A Shares)	1,203,800	2,705,038
Satellite Chemical Co. Ltd. (A Shares) (b)	307,101	815,672
SDIC Capital Co. Ltd.	531,500	468,342
SDIC Power Holdings Co. Ltd. (A Shares)	671,200	1,473,983
Seazen Holdings Co. Ltd. (A Shares) (b)	303,500	411,138
Seres Group Co. Ltd. (A Shares) (b)	158,000	1,969,353
SF Holding Co. Ltd. (A Shares)	486,800	2,428,264
SG Micro Corp. (A Shares)	43,557	460,042
Shaanxi Coal Industry Co. Ltd. (A Shares)	970,300	3,286,212
Shan Xi Hua Yang Group New Energy Co. Ltd.	307,650	400,982
Shandong Gold Mining Co. Ltd.:
(A Shares)	623,523	2,465,509
(H Shares) (d)	744,250	1,608,179
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares) (b)	71,000	389,590
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	194,500	798,365
Shandong Linglong Tyre Co. Ltd. (A Shares)	202,900	625,210
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	1,009,900	497,635
Shandong Sun Paper Industry JSC Ltd. (A Shares)	236,300	507,333
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,199,200	2,847,679
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	169,280	279,026
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	148,144	415,931
Shanghai Baosight Software Co. Ltd.	1,611,176	3,441,924
Shanghai Baosight Software Co. Ltd. (A Shares)	12,362	69,840
Shanghai Construction Group Co. Ltd. (A Shares)	1,042,233	344,477
Shanghai Electric Group Co. Ltd. (A Shares) (b)	1,118,000	663,586
Shanghai Electric Power Co. Ltd. (A Shares)	242,800	307,354
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	58,600	191,305
(H Shares) (a)	1,197,000	1,879,127
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	13,788	615,998
Shanghai International Airport Co. Ltd. (A Shares) (b)	109,172	566,303
Shanghai International Port Group Co. Ltd. (A Shares)	743,900	576,213
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	81,900	325,792
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (b)	71,882	297,937
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	224,360	326,721
Shanghai M&G Stationery, Inc. (A Shares)	81,600	397,497
Shanghai Moons' Electric Co. Ltd. (A Shares) (b)	38,400	296,038
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	800,800	1,979,596
(H Shares)	369,400	524,940
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	3,022,800	3,204,530
Shanghai Putailai New Energy Technology Co. Ltd.	186,751	475,034
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	658,400	651,145
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	1,212,500	1,131,005
Shanghai United Imaging Healthcare Co. Ltd. (A Shares) (b)	81,170	1,483,094
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	391,800	320,197
Shanghai Zhangjiang High Ltd. (A Shares) (b)	152,000	385,343
Shanxi Coal International Energy Group Co. Ltd. (A Shares) (b)	192,600	380,305
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	368,200	1,073,609
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)	531,700	444,516
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	507,700	270,200
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	120,060	4,324,186
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	512,980	742,271
Shede Spirits Co. Ltd. (A Shares)	31,000	310,930
Shenergy Co. Ltd. (A Shares)	440,800	516,995
Shengyi Technology Co. Ltd.	216,100	576,258
Shennan Circuits Co. Ltd. (A Shares)	59,940	768,845
Shenwan Hongyuan Group Co. Ltd. (A Shares)	2,339,415	1,513,933
Shenzhen Capchem Technology Co. Ltd. (A Shares)	98,420	456,152
Shenzhen Energy Group Co. Ltd. (A Shares)	384,398	383,300
Shenzhen Goodix Technology Co. Ltd. (A Shares) (b)	46,300	390,749
Shenzhen Inovance Technology Co. Ltd. (A Shares)	131,000	1,074,326
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	236,100	448,035
Shenzhen Kangtai Biological Products Co. Ltd.	104,080	289,787
Shenzhen Kedali Industry Co. Ltd.	36,900	484,830
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	131,800	5,534,258
Shenzhen New Industries Biomedical Engineering Co. Ltd.	72,900	710,547
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (b)	657,000	238,742
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	100,900	443,267
Shenzhen SC New Energy Technology Corp. (A Shares)	40,300	381,066
Shenzhen Sed Industry Co. Ltd. (A Shares)	104,300	252,052
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	89,379	1,770,146
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	79,300	292,305
Shenzhou International Group Holdings Ltd.	1,407,600	13,835,599
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	168,960	438,401
Sichuan Changhong Electric Co. Ltd. (A Shares)	461,100	352,989
Sichuan Chuantou Energy Co. Ltd. (A Shares)	392,500	900,662
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	901,300	260,944
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	134,600	630,293
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	598,500	598,859
Sichuan Swellfun Co. Ltd. (A Shares)	45,200	280,294
Sieyuan Electric Co. Ltd. (A Shares)	73,300	657,709
Silergy Corp.	555,000	7,357,920
Sinolink Securities Co. Ltd. (A Shares)	377,000	453,843
Sinoma International Engineering Co. Ltd. (A Shares)	244,200	427,132
Sinoma Science & Technology Co. Ltd. (A Shares)	240,300	513,942
Sinomine Resource Group Co. Ltd. (A Shares)	91,328	446,666
Sinopharm Group Co. Ltd. (H Shares)	2,299,600	5,807,323
Sinotruk Hong Kong Ltd.	1,130,000	2,812,243
SITC International Holdings Co. Ltd.	2,301,000	4,989,938
SKSHU Paint Co. Ltd. (A Shares)	48,612	227,534
Smoore International Holdings Ltd. (a)(d)	2,989,000	2,603,166
Songcheng Performance Development Co. Ltd. (A Shares)	225,152	336,810
Soochow Securities Co. Ltd. (A Shares)	433,225	407,920
Southwest Securities Co. Ltd. (A Shares)	582,900	318,402
Spring Airlines Co. Ltd. (A Shares) (b)	109,700	858,097
StarPower Semiconductor Ltd. (A Shares)	20,000	382,703
Sungrow Power Supply Co. Ltd. (A Shares)	167,000	2,371,715
Sunny Optical Technology Group Co. Ltd.	1,192,800	5,770,434
Sunresin New Materials Co. Ltd. (A Shares)	47,200	303,601
Sunwoda Electronic Co. Ltd. (A Shares)	162,600	340,418
SUPCON Technology Co. Ltd. (A Shares)	89,360	585,752
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	156,500	330,846
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	25,868	408,391
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	36,500	799,712
TAL Education Group ADR (b)	742,253	8,936,726
TBEA Co. Ltd. (A Shares)	443,750	864,092
TCL Technology Group Corp. (A Shares)	1,682,520	1,106,119
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	375,200	538,505
Tencent Holdings Ltd.	11,224,000	492,545,041
Tencent Music Entertainment Group ADR (b)	1,277,295	16,030,052
Thunder Software Technology Co. Ltd. (A Shares)	51,700	346,454
Tianfeng Securities Co. Ltd. (A Shares) (b)	905,600	363,392
Tianjin 712 Communication & Broadcasting Co. Ltd.	113,600	346,340
Tianma Microelectronics Co. Ltd. (A Shares) (b)	218,000	243,477
Tianqi Lithium Corp. (A Shares)	135,500	734,876
Tianshan Aluminum Group Co. Ltd.	419,900	436,816
Tianshui Huatian Technology Co. Ltd. (A Shares)	288,900	325,087
Tingyi (Cayman Islands) Holding Corp.	3,456,000	3,814,378
Tongcheng Travel Holdings Ltd.	2,115,200	5,566,951
TongFu Microelectronics Co. Ltd. (A Shares)	138,900	395,586
Tongkun Group Co. Ltd. (A Shares) (b)	229,300	435,028
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	1,451,800	805,009
Tongwei Co. Ltd. (A Shares)	522,000	1,560,120
Topchoice Medical Corp. (b)	29,700	248,697
Topsports International Holdings Ltd. (d)	3,036,000	2,108,425
TravelSky Technology Ltd. (H Shares)	1,606,000	2,086,246
Trina Solar Co. Ltd. (A Shares)	202,669	593,062
Trip.com Group Ltd. (b)	932,593	45,424,141
Tsinghua Tongfang Co. Ltd. (A Shares) (b)	344,800	287,683
Tsingtao Brewery Co. Ltd.:
(A Shares) (b)	57,300	646,743
(H Shares)	1,098,000	7,912,629
Unigroup Guoxin Microelectronics Co. Ltd. (b)	79,359	635,733
Unisplendour Corp. Ltd. (A Shares) (b)	265,180	758,981
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	232,100	472,389
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (b)	59,848	270,706
Vipshop Holdings Ltd. ADR	589,901	8,872,111
Walvax Biotechnology Co. Ltd. (A Shares)	150,900	305,636
Wanda Film Holding Co. Ltd. (A Shares) (b)	190,200	383,184
Wanhua Chemical Group Co. Ltd. (A Shares)	316,000	3,871,418
Want Want China Holdings Ltd.	7,772,000	4,432,773
Weichai Power Co. Ltd.:
(A Shares)	257,700	618,257
(H Shares)	3,822,800	7,811,367
Weihai Guangwei Composites Co. Ltd. (A Shares)	77,560	278,107
Wens Foodstuffs Group Co. Ltd. (A Shares)	664,420	1,745,816
Western Mining Co. Ltd. (A Shares)	344,900	951,057
Western Securities Co. Ltd. (A Shares)	499,740	509,156
Western Superconducting Technologies Co. Ltd. (A Shares)	78,064	426,201
Wharf Holdings Ltd.	1,803,000	5,800,896
Will Semiconductor Ltd.	134,215	1,875,490
Wilmar International Ltd.	3,259,480	7,661,647
Wingtech Technology Co. Ltd. (A Shares) (b)	115,700	500,189
Wintime Energy Group Co. Ltd. (A Shares) (b)	1,893,800	352,466
Wuchan Zhongda Group Co. Ltd.	515,800	335,433
Wuhan Guide Infrared Co. Ltd. (A Shares)	405,243	391,175
Wuliangye Yibin Co. Ltd. (A Shares)	421,300	8,712,972
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	176,240	801,535
WuXi AppTec Co. Ltd.	178,796	1,074,418
WuXi AppTec Co. Ltd. (H Shares) (d)	684,074	3,079,078
Wuxi Biologics (Cayman), Inc. (b)(d)	6,461,500	11,193,495
XCMG Construction Machinery Co. Ltd. (A Shares)	1,057,300	1,023,234
Xiamen C&D, Inc. (A Shares)	250,800	343,815
Xiamen Faratronic Co. Ltd. (A Shares)	21,000	285,119
Xiamen Tungsten Co. Ltd. (A Shares)	130,200	343,330
Xiaomi Corp. Class B (b)(d)	26,115,600	56,930,114
Xinjiang Daqo New Energy Co. Ltd. (A Shares) (b)	164,580	554,682
Xinyi Solar Holdings Ltd.	8,325,450	5,728,460
XPeng, Inc. Class A (a)(b)	1,953,464	7,919,658
Yadea Group Holdings Ltd. (d)	2,098,000	4,035,863
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	64,800	338,544
Yankuang Energy Group Co. Ltd.:
(A Shares)	105,000	334,499
(H Shares)	4,317,000	9,365,179
Yantai Jereh Oilfield Services (A Shares)	88,800	389,503
Yealink Network Technology Corp. Ltd.	117,050	569,461
Yifeng Pharmacy Chain Co. Ltd.	89,940	544,033
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	166,300	719,119
Yintai Gold Co. Ltd. (A Shares)	355,980	903,091
Yonghui Superstores Co. Ltd. (A Shares) (b)	827,900	277,088
YongXing Special Materials Technology Co. Ltd. (A Shares)	69,620	454,623
Yonyou Network Technology Co. Ltd. (A Shares)	310,420	496,628
Youngor Fashion Co. Ltd. (A Shares)	718,977	774,872
YTO Express Group Co. Ltd. (A Shares)	442,100	967,154
Yuexiu Property Co. Ltd.	2,701,920	1,612,559
Yum China Holdings, Inc.	690,652	25,215,705
Yunda Holding Co. Ltd. (A Shares)	252,250	272,533
Yunnan Aluminium Co. Ltd. (A Shares)	459,900	907,525
Yunnan Baiyao Group Co. Ltd. (A Shares)	165,820	1,308,332
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	49,700	391,026
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares) (b)	463,900	365,723
Yunnan Energy New Material Co. Ltd.	90,800	520,538
Yunnan Tin Co. Ltd. (A Shares)	157,100	356,248
Yunnan Yuntianhua Co. Ltd. (Series A)	160,100	446,355
Yutong Bus Co. Ltd. (b)	192,900	681,047
Zai Lab Ltd. (a)(b)	1,551,100	2,493,100
Zangge Mining Co. Ltd. (Series A)	143,700	569,443
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	70,100	2,294,731
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,287,000	3,683,056
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (b)	921,100	593,627
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	589,700	711,818
Zhejiang Chint Electric Co. Ltd. (A Shares)	185,400	527,391
Zhejiang Dahua Technology Co. Ltd. (A Shares)	308,600	761,994
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	44,240	399,719
Zhejiang Expressway Co. Ltd. (H Shares)	2,866,920	1,874,481
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	133,880	309,458
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	148,600	581,242
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	122,000	569,335
Zhejiang Juhua Co. Ltd. (A Shares)	249,800	814,928
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(d)	825,200	2,835,425
Zhejiang Longsheng Group Co. Ltd. (A Shares)	305,900	385,769
Zhejiang NHU Co. Ltd. (A Shares)	284,508	752,768
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	165,600	499,918
Zhejiang Supor Cookware Co. Ltd.	46,000	373,209
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	208,520	632,381
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	131,100	317,392
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (b)	1,006,000	864,269
Zheshang Securities Co. Ltd.	325,800	506,226
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(d)	1,128,400	1,897,882
Zhongji Innolight Co. Ltd. (A Shares)	84,000	2,117,394
Zhongjin Gold Co. Ltd. (A Shares)	447,200	805,112
Zhongsheng Group Holdings Ltd. Class H	1,358,000	2,476,701
Zhongtai Securities Co. Ltd. (A Shares)	607,800	557,306
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	25,415	166,995
(H Shares)	981,700	3,518,429
Zijin Mining Group Co. Ltd.:
(A Shares)	689,400	1,659,798
(H Shares)	10,815,000	23,592,614
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	832,200	975,418
ZTE Corp.:
(A Shares)	229,100	900,295
(H Shares)	1,795,536	3,870,011
ZTO Express, Inc. sponsored ADR	715,245	15,012,993
TOTAL CHINA		3,360,266,326
Colombia - 0.0%
Bancolombia SA	433,509	3,735,051
Interconexion Electrica SA ESP	747,224	3,447,554
TOTAL COLOMBIA		7,182,605
Czech Republic - 0.0%
CEZ A/S	274,011	10,114,453
Komercni Banka A/S	130,010	4,796,247
MONETA Money Bank A/S (d)	596,207	2,405,652
TOTAL CZECH REPUBLIC		17,316,352
Denmark - 2.3%
A.P. Moller - Maersk A/S:
Series A	4,169	5,941,313
Series B	7,850	11,445,506
Carlsberg A/S Series B	167,120	22,479,790
Coloplast A/S Series B	214,059	25,808,061
Danske Bank A/S	1,170,544	33,832,204
Demant A/S (b)	169,234	8,145,819
DSV A/S	297,236	42,436,160
Genmab A/S (b)	112,179	31,144,269
Novo Nordisk A/S Series B	5,535,125	709,837,219
Novonesis (NOVOZYMES) B Series B	633,322	35,214,258
ORSTED A/S (b)(d)	321,026	17,716,626
Pandora A/S	143,528	21,963,856
Rockwool International A/S Series B	15,707	5,160,078
Svitzer A/S	24,038	807,756
Tryg A/S	587,987	11,652,220
Vestas Wind Systems A/S (b)	1,713,713	46,196,616
TOTAL DENMARK		1,029,781,751
Egypt - 0.0%
Commercial International Bank SAE	4,298,946	6,459,649
Eastern Co. SAE	1,788,454	822,278
EFG Holding SAE	1,685,559	521,343
TOTAL EGYPT		7,803,270
Finland - 0.6%
Elisa Corp. (A Shares)	242,135	10,935,762
Fortum Corp.	763,100	10,082,028
Kesko Oyj	465,734	7,967,412
Kone OYJ (B Shares)	576,649	28,185,312
Metso Corp.	1,118,699	12,744,622
Neste OYJ	718,663	16,366,866
Nokia Corp.	9,043,412	32,875,984
Nordea Bank Abp (Helsinki Stock Exchange)	5,386,872	63,124,748
Orion Oyj (B Shares)	183,978	7,027,056
Sampo Oyj (A Shares)	765,822	30,991,456
Stora Enso Oyj (R Shares)	991,549	13,280,173
UPM-Kymmene Corp.	906,391	31,843,532
Wartsila Corp.	803,897	14,893,472
TOTAL FINLAND		280,318,423
France - 6.5%
Accor SA	318,740	14,051,982
Adevinta ASA Class B (a)(b)	584,741	5,969,269
Aeroports de Paris SA	58,448	7,453,897
Air Liquide SA	609,639	119,232,353
Air Liquide SA	233,700	45,706,723
Airbus Group NV	1,005,617	165,482,085
Alstom SA (a)	487,972	7,694,375
Amundi SA (d)	104,481	7,331,265
Arkema SA	102,487	10,614,759
AXA SA	3,079,205	106,601,979
bioMerieux SA	70,183	7,489,930
BNP Paribas SA	1,751,688	126,054,716
Bollore SA	1,208,631	7,868,091
Bouygues SA	322,503	11,911,904
Bureau Veritas SA	538,890	15,769,336
Capgemini SA	263,601	55,403,941
Carrefour SA	964,556	16,226,942
Compagnie de St.-Gobain	773,132	61,141,296
Compagnie Generale des Etablissements Michelin SCA Series B	1,151,993	44,258,015
Covivio	86,746	4,338,080
Covivio rights (b)(c)	86,746	305,499
Credit Agricole SA	1,811,823	28,034,762
Danone SA	1,092,865	68,399,494
Dassault Aviation SA	34,464	7,400,132
Dassault Systemes SA	1,133,798	44,503,753
Edenred SA	423,673	20,102,315
Eiffage SA	124,103	13,284,005
Engie SA	863,500	14,990,892
Engie SA	2,232,503	38,757,628
EssilorLuxottica SA	500,296	107,210,311
Eurazeo SA	70,797	6,407,027
Eurazeo SA	19,800	1,791,872
Gecina SA	78,449	8,037,194
Getlink SE	607,696	10,376,531
Hermes International SCA	53,709	129,023,370
Ipsen SA	64,206	7,818,205
Kering SA	126,302	44,480,533
Klepierre SA	360,998	9,731,594
L'Oreal SA	384,294	180,308,624
L'Oreal SA	23,733	11,135,393
La Francaise des Jeux SAEM (d)	178,879	6,769,302
Legrand SA (a)	448,527	46,093,590
LVMH Moet Hennessy Louis Vuitton SE	468,325	384,699,172
Orange SA	3,159,534	35,166,511
Pernod Ricard SA	346,923	52,573,544
Publicis Groupe SA	388,226	42,839,485
Remy Cointreau SA	39,303	3,728,665
Renault SA	324,601	16,191,399
Rexel SA	383,370	9,995,106
Safran SA	579,875	125,735,467
Sartorius Stedim Biotech	49,619	10,749,540
SEB SA	42,193	5,007,155
Societe Generale Series A (a)	1,226,665	33,052,549
Sodexo SA	141,027	12,303,703
Sodexo SA	8,142	710,337
Teleperformance	96,289	8,783,892
Thales SA	160,615	27,073,946
TotalEnergies SE	3,683,321	267,404,396
Unibail-Rodamco-Westfield NV	200,667	16,806,635
Veolia Environnement SA	1,168,514	36,326,396
VINCI SA	849,146	99,499,581
Vivendi SA	1,128,545	11,521,130
Worldline SA (b)(d)	400,326	4,188,542
TOTAL FRANCE		2,849,920,115
Germany - 5.1%
adidas AG	274,934	66,427,926
Allianz SE	664,356	188,534,191
BASF AG	1,515,169	79,483,063
Bayer AG	1,666,873	48,652,556
Bayerische Motoren Werke AG (BMW)	541,474	59,201,865
Bechtle AG	139,257	6,732,263
Beiersdorf AG	171,023	25,652,588
Brenntag SE	225,436	18,010,216
Carl Zeiss Meditec AG	68,474	7,241,777
Commerzbank AG	1,790,766	26,679,033
Continental AG	185,399	12,037,669
Covestro AG (b)(d)	321,431	16,115,604
Daimler Truck Holding AG	907,253	40,965,405
Deutsche Bank AG	3,287,868	52,667,279
Deutsche Borse AG	322,267	62,130,496
Deutsche Lufthansa AG	1,014,855	7,271,620
Deutsche Telekom AG	5,495,246	125,871,720
DHL Group	1,681,456	70,402,449
E.ON SE	3,804,101	50,340,734
Evonik Industries AG	397,734	8,296,104
Fresenius Medical Care AG & Co. KGaA	301,986	12,714,429
Fresenius Medical Care AG & Co. KGaA sponsored ADR	93,838	1,974,352
Fresenius SE & Co. KGaA	717,822	21,426,688
GEA Group AG	276,424	11,180,488
Hannover Reuck SE	102,416	25,400,938
HeidelbergCement AG	221,411	22,362,469
Henkel AG & Co. KGaA	172,216	12,383,794
Infineon Technologies AG	2,214,674	76,855,886
Knorr-Bremse AG	122,755	9,109,100
LEG Immobilien AG	124,898	10,652,628
Mercedes-Benz Group AG (Germany)	1,361,030	102,949,495
Merck KGaA	219,232	34,848,996
MTU Aero Engines AG	91,413	22,106,179
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	231,527	101,848,691
Nemetschek SE	97,456	8,689,621
Puma AG	178,185	8,226,979
Rational AG	8,655	7,426,239
Rheinmetall AG	73,989	40,838,661
RWE AG	1,074,257	37,422,301
SAP SE	1,771,225	319,824,871
Scout24 AG (d)	127,059	9,369,778
Siemens AG	1,289,031	241,478,779
Siemens Energy AG (b)	874,678	18,015,708
Siemens Healthineers AG (d)	478,488	26,535,723
Symrise AG	225,666	24,251,657
Talanx AG	108,512	8,187,343
Volkswagen AG	51,696	7,298,080
Vonovia SE	1,243,621	35,935,703
Zalando SE (b)(d)	380,166	9,947,142
TOTAL GERMANY		2,241,977,276
Greece - 0.1%
Alpha Bank SA (b)	3,810,532	6,476,060
Eurobank Ergasias Services and Holdings SA (b)	4,403,745	9,446,350
Ff Group (b)(e)	7,962	0
Hellenic Telecommunications Organization SA	315,692	4,811,025
Jumbo SA	197,399	6,147,182
Motor Oil (HELLAS) Corinth Refineries SA	112,393	3,257,728
Mytilineos SA	169,617	6,914,783
National Bank of Greece SA (b)	1,314,421	10,604,791
OPAP SA	308,183	5,134,018
Piraeus Financial Holdings SA (b)	1,803,284	7,223,868
Public Power Corp. of Greece (b)	358,221	4,296,978
TOTAL GREECE		64,312,783
Hong Kong - 1.1%
AIA Group Ltd.	19,276,009	141,184,392
CK Asset Holdings Ltd.	3,300,639	14,079,127
CK Infrastructure Holdings Ltd.	1,069,631	6,042,495
CLP Holdings Ltd.	2,789,976	21,946,126
Futu Holdings Ltd. ADR (b)	94,309	6,065,012
Hang Lung Properties Ltd.	2,991,125	3,301,343
Hang Seng Bank Ltd.	1,302,153	17,170,945
Henderson Land Development Co. Ltd.	2,471,869	7,452,249
HKT Trust/HKT Ltd. unit	6,471,479	7,144,370
Hong Kong & China Gas Co. Ltd.	18,952,350	14,410,462
Hong Kong Exchanges and Clearing Ltd.	2,044,484	64,962,306
Hongkong Land Holdings Ltd.	1,877,445	5,998,775
Jardine Matheson Holdings Ltd.	270,264	10,342,774
Link (REIT)	4,349,409	18,636,326
MTR Corp. Ltd.	2,614,620	8,592,788
Orient Overseas International Ltd.	221,000	3,223,291
Power Assets Holdings Ltd.	2,358,426	13,528,297
Prudential PLC	4,667,256	40,592,761
Sino Biopharmaceutical Ltd.	17,642,000	6,028,249
Sino Land Ltd.	6,524,596	6,976,096
Sun Hung Kai Properties Ltd.	2,457,422	22,669,619
Swire Pacific Ltd. (A Shares)	727,060	6,157,260
Swire Properties Ltd.	2,025,920	4,189,942
Techtronic Industries Co. Ltd.	2,334,870	32,266,274
WH Group Ltd. (d)	14,181,743	10,307,860
Wharf Real Estate Investment Co. Ltd.	2,841,349	8,815,322
TOTAL HONG KONG		502,084,461
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	763,071	6,262,225
OTP Bank PLC	379,746	18,843,512
Richter Gedeon PLC	236,098	6,012,242
TOTAL HUNGARY		31,117,979
India - 5.0%
ABB India Ltd.	89,627	7,016,069
Adani Enterprises Ltd.	290,111	10,597,702
Adani Green Energy Ltd. (b)	537,901	11,555,477
Adani Ports & Special Economic Zone Ltd.	896,120	14,192,327
Adani Power Ltd. (b)	1,297,251	9,486,461
Ambuja Cements Ltd.	996,706	7,386,969
APL Apollo Tubes Ltd.	282,219	5,254,661
Apollo Hospitals Enterprise Ltd.	169,556	12,056,248
Ashok Leyland Ltd.	2,457,973	5,658,908
Asian Paints Ltd.	651,797	22,414,090
Astral Ltd.	227,603	5,758,821
AU Small Finance Bank Ltd. (d)	288,765	2,187,257
Aurobindo Pharma Ltd.	449,657	6,203,995
Avenue Supermarts Ltd. (b)(d)	276,293	15,241,509
Axis Bank Ltd.	3,873,186	54,046,924
Bajaj Auto Ltd.	112,317	11,987,306
Bajaj Finance Ltd.	471,968	39,139,649
Bajaj Finserv Ltd.	650,476	12,561,941
Bajaj Holdings & Investment Ltd.	45,249	4,394,238
Balkrishna Industries Ltd.	132,607	3,851,957
Bandhan Bank Ltd. (d)	1,361,525	3,064,315
Bank of Baroda	1,749,480	5,880,634
Berger Paints India Ltd.	498,708	3,036,987
Bharat Electronics Ltd.	6,161,609	17,225,257
Bharat Forge Ltd.	436,714	6,643,235
Bharat Heavy Electricals Ltd.	1,768,998	5,948,729
Bharat Petroleum Corp. Ltd.	1,292,735	9,404,016
Bharti Airtel Ltd.	3,818,104	60,418,386
Britannia Industries Ltd.	183,062	10,459,970
Cg Power & Industrial Soluti	1,018,287	6,740,604
Cholamandalam Investment and Finance Co. Ltd.	715,353	10,208,161
Cipla Ltd./India (b)	891,601	14,921,416
Coal India Ltd.	2,622,736	14,255,618
Colgate-Palmolive Ltd.	228,232	7,721,543
Container Corp. of India Ltd.	413,914	5,082,617
Cummins India Ltd.	235,965	9,236,337
Dabur India Ltd.	1,057,307	6,424,593
Divi's Laboratories Ltd.	201,819	9,660,801
DLF Ltd.	1,261,374	13,435,634
Dr. Reddy's Laboratories Ltd.	198,470	14,723,799
Eicher Motors Ltd.	231,973	12,767,324
GAIL India Ltd.	3,919,278	9,788,036
GMR Airports Infrastructure Ltd. (b)	4,076,047	4,144,524
Godrej Consumer Products Ltd.	695,919	10,153,674
Godrej Properties Ltd. (b)	213,216	6,737,079
Grasim Industries Ltd.	443,859	12,794,212
Havells India Ltd.	427,486	8,505,644
HCL Technologies Ltd.	1,608,753	26,239,327
HDFC Asset Management Co. Ltd. (d)	161,787	7,540,196
HDFC Bank Ltd.	4,765,637	86,522,166
HDFC Standard Life Insurance Co. Ltd. (d)	1,646,607	11,490,127
Hero Motocorp Ltd.	202,498	10,986,858
Hindalco Industries Ltd.	2,272,918	17,475,522
Hindustan Aeronautics Ltd.	341,364	16,104,933
Hindustan Petroleum Corp. Ltd.	967,359	5,736,475
Hindustan Unilever Ltd.	1,394,422	37,230,410
ICICI Bank Ltd.	8,805,862	121,301,010
ICICI Lombard General Insurance Co. Ltd. (d)	406,571	8,307,117
ICICI Prudential Life Insurance Co. Ltd. (d)	616,563	4,219,673
IDFC Bank Ltd. (b)	5,875,421	5,764,738
Indian Oil Corp. Ltd.	4,751,188	9,591,743
Indian Railway Catering & Tourism Corp. Ltd.	401,767	4,987,445
Indraprastha Gas Ltd.	539,448	3,025,647
IndusInd Bank Ltd.	491,062	8,900,638
Info Edge India Ltd.	120,641	8,722,724
Infosys Ltd.	5,307,802	89,594,204
Infosys Ltd. sponsored ADR (a)	326,978	5,463,802
InterGlobe Aviation Ltd. (b)(d)	294,640	14,045,605
ITC Ltd.	5,079,527	26,478,318
Jindal Steel & Power Ltd.	596,766	6,625,820
Jio Financial Services Ltd.	4,853,725	21,850,831
JSW Steel Ltd.	1,041,069	10,965,527
Jubilant Foodworks Ltd.	680,439	3,768,614
Kotak Mahindra Bank Ltd.	1,855,547	36,053,028
Larsen & Toubro Ltd.	1,142,944	49,116,525
Ltimindtree Ltd. (d)	150,275	8,437,930
Lupin Ltd.	384,575	7,570,143
Macrotech Developers Ltd. (d)	406,085	6,013,415
Mahindra & Mahindra Ltd.	1,583,334	40,828,735
Marico Ltd.	864,549	5,363,649
Maruti Suzuki India Ltd.	240,161	36,834,854
Max Healthcare Institute Ltd.	1,309,789	13,158,258
Mphasis BFL Ltd.	129,645	3,579,625
MRF Ltd.	3,940	6,269,770
Muthoot Finance Ltd.	207,399	4,264,907
Nestle India Ltd.	574,129	17,229,020
NMDC Ltd.	1,736,363	5,267,795
NTPC Ltd.	7,418,749	32,232,237
Oil & Natural Gas Corp. Ltd.	5,347,286	18,045,999
One97 Communications Ltd. (b)	431,860	1,924,293
Page Industries Ltd.	10,214	4,250,720
Persistent Systems Ltd.	169,010	6,797,001
Petronet LNG Ltd.	1,267,662	4,703,972
PI Industries Ltd.	139,509	6,095,516
Pidilite Industries Ltd.	260,507	9,499,105
Polycab India Ltd.	76,944	5,219,982
Power Finance Corp. Ltd.	2,522,956	13,295,353
Power Grid Corp. of India Ltd.	7,894,996	28,467,394
Punjab National Bank	3,714,376	6,262,549
REC Ltd.	2,237,309	13,549,085
Reliance Industries Ltd.	5,164,822	181,255,702
Samvardhana Motherson International Ltd.	4,038,568	6,323,039
SBI Cards & Payment Services Ltd.	485,436	4,226,254
SBI Life Insurance Co. Ltd. (d)	766,550	13,184,284
Shree Cement Ltd.	15,345	4,491,263
Shriram Finance Ltd.	474,934	14,486,168
Siemens Ltd.	150,361	10,502,515
Sona Blw Precision Forgings Ltd. (d)	700,355	5,233,606
SRF Ltd.	253,449	7,936,708
State Bank of India	3,029,100	29,912,801
Sun Pharmaceutical Industries Ltd.	1,628,607	29,249,880
Supreme Industries Ltd.	108,291	6,556,757
Suzlon Energy Ltd. (b)	14,866,082	7,364,590
Tata Communications Ltd.	194,585	4,026,202
Tata Consultancy Services Ltd.	1,534,084	69,995,858
Tata Consumer Products Ltd.	973,731	12,890,735
Tata Elxsi Ltd.	58,599	4,945,767
Tata Motors Ltd.	2,826,233	34,072,020
Tata Motors Ltd. Class A	768,401	6,265,963
Tata Power Co. Ltd./The	2,445,139	13,118,738
Tata Steel Ltd.	12,544,655	24,720,785
Tech Mahindra Ltd.	907,372	13,664,499
The Indian Hotels Co. Ltd.	1,452,222	10,004,290
Titan Co. Ltd.	602,708	25,853,229
Torrent Pharmaceuticals Ltd.	172,195	5,437,979
Trent Ltd.	307,849	16,245,160
Tube Investments of India Ltd.	179,252	8,038,710
Tvs Motor Co. Ltd.	401,082	9,872,801
Ultratech Cement Ltd.	196,257	23,399,819
Union Bank of India Ltd.	2,503,790	4,613,901
United Spirits Ltd.	495,837	6,973,296
UPL Ltd.	747,279	4,533,961
Varun Beverages Ltd.	772,290	13,657,777
Vedanta Ltd.	1,579,546	7,536,494
Wipro Ltd.	2,201,897	12,122,669
Yes Bank Ltd. (b)	22,026,257	6,887,092
Zomato Ltd. (b)	10,357,810	23,898,274
TOTAL INDIA		2,207,145,570
Indonesia - 0.5%
Amman Mineral Internasional PT	10,987,600	6,542,679
PT Adaro Energy Indonesia Tbk	24,206,200	4,023,016
PT Aneka Tambang Tbk	14,416,000	1,449,097
PT Astra International Tbk	34,502,200	10,887,357
PT Bank Central Asia Tbk	94,166,300	56,620,747
PT Bank Mandiri (Persero) Tbk	63,430,700	26,810,708
PT Bank Negara Indonesia (Persero) Tbk	25,379,278	8,165,455
PT Bank Rakyat Indonesia (Persero) Tbk	115,800,500	35,053,225
PT Barito Pacific Tbk	46,719,826	2,919,644
PT Charoen Pokphand Indonesia Tbk	12,461,000	3,791,212
PT GoTo Gojek Tokopedia Tbk (b)	1,419,635,868	5,460,311
PT Indah Kiat Pulp & Paper Tbk	4,029,000	2,318,920
PT Indofood CBP Sukses Makmur Tbk	3,863,800	2,582,636
PT Indofood Sukses Makmur Tbk	7,319,000	2,810,527
PT Kalbe Farma Tbk	36,286,100	3,221,027
PT Merdeka Copper Gold Tbk (b)	15,733,290	2,533,943
PT Sarana Menara Nusantara Tbk	35,803,600	1,768,958
PT Semen Indonesia (Persero) Tbk	5,499,496	1,577,509
PT Sumber Alfaria Trijaya Tbk	32,010,100	5,756,981
PT Surya Citra Media Tbk	35	0
PT Telkom Indonesia Persero Tbk	84,229,400	16,328,585
PT Unilever Indonesia Tbk	13,111,800	2,111,629
PT United Tractors Tbk	2,530,812	3,857,200
TOTAL INDONESIA		206,591,366
Ireland - 0.3%
AerCap Holdings NV (b)	339,868	28,715,447
AIB Group PLC	2,650,534	13,764,210
Bank of Ireland Group PLC	1,795,612	19,249,004
Kerry Group PLC Class A	268,621	23,163,124
Kingspan Group PLC (Ireland)	264,169	23,639,089
Smurfit Kappa Group PLC	442,798	19,256,577
TOTAL IRELAND		127,787,451
Israel - 0.4%
Azrieli Group	71,375	4,618,253
Bank Hapoalim BM (Reg.)	2,158,217	19,530,749
Bank Leumi le-Israel BM	2,585,798	20,248,789
Check Point Software Technologies Ltd. (b)	158,913	23,744,780
Elbit Systems Ltd. (Israel)	44,857	9,159,261
Global-e Online Ltd. (a)(b)	166,070	5,568,327
Icl Group Ltd.	1,305,635	6,148,434
Israel Discount Bank Ltd. (Class A)	2,103,793	10,840,439
Mizrahi Tefahot Bank Ltd.	263,662	9,632,808
NICE Ltd. (b)	87,503	19,583,609
NICE Ltd. sponsored ADR (b)	20,317	4,541,053
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,902,547	26,730,785
Wix.com Ltd. (b)	92,678	11,016,634
TOTAL ISRAEL		171,363,921
Italy - 1.5%
Amplifon SpA	210,489	7,060,242
Assicurazioni Generali SpA	1,716,435	41,947,749
Banco BPM SpA (a)	2,042,325	13,478,456
Coca-Cola HBC AG	373,738	12,095,412
Davide Campari Milano NV	1,045,752	10,512,970
DiaSorin SpA	37,685	3,818,243
Enel SpA	13,782,108	90,582,062
Eni SpA	3,725,500	59,837,832
Ferrari NV (Italy)	213,805	88,348,468
FinecoBank SpA	1,031,503	15,895,841
Infrastrutture Wireless Italiane SpA (d)	570,855	6,140,902
Intesa Sanpaolo SpA	24,805,194	92,845,940
Leonardo SpA	688,247	15,887,174
Mediobanca SpA	867,114	12,353,877
Moncler SpA	349,517	23,917,051
Nexi SpA (b)(d)	1,002,559	5,861,082
Poste Italiane SpA (d)	774,754	9,855,664
Prysmian SpA	446,451	24,384,839
Recordati SpA	177,116	9,460,361
Snam SpA	3,415,933	15,628,825
Telecom Italia SpA (a)(b)	8,540,002	2,031,486
Telecom Italia SpA (Risparmio Shares) (b)	7,564,311	1,867,200
Terna - Rete Elettrica Nazionale	2,385,247	19,152,610
UniCredit SpA	2,614,137	95,950,233
TOTAL ITALY		678,914,519
Japan - 14.5%
Advantest Corp.	1,299,728	40,682,361
AEON Co. Ltd.	1,110,778	23,224,477
AGC, Inc.	332,096	12,278,999
Aisin Seiki Co. Ltd.	250,501	9,528,120
Ajinomoto Co., Inc.	796,915	29,630,474
Ana Holdings, Inc.	260,951	4,955,985
Asahi Group Holdings	817,417	27,963,005
ASAHI INTECC Co. Ltd.	370,049	5,422,211
Asahi Kasei Corp.	2,117,625	14,764,367
Astellas Pharma, Inc.	3,072,665	29,491,137
Azbil Corp.	205,382	5,736,319
Bandai Namco Holdings, Inc.	1,011,694	18,903,683
Bridgestone Corp.	967,995	42,714,726
Brother Industries Ltd.	395,775	7,000,852
Canon, Inc.	1,658,128	44,877,717
Canon, Inc. sponsored ADR (a)	39,199	1,056,021
Capcom Co. Ltd.	584,200	9,617,357
Central Japan Railway Co.	1,311,690	29,995,707
Chiba Bank Ltd.	895,494	7,564,298
Chubu Electric Power Co., Inc.	1,086,195	13,942,360
Chugai Pharmaceutical Co. Ltd.	1,139,424	36,238,093
Concordia Financial Group Ltd.	1,789,988	9,644,700
Dai Nippon Printing Co. Ltd.	344,621	10,037,475
Dai-ichi Mutual Life Insurance Co.	1,595,991	36,964,816
Daifuku Co. Ltd.	515,927	10,568,148
Daiichi Sankyo Kabushiki Kaisha	3,137,496	105,600,935
Daikin Industries Ltd.	447,482	61,077,414
Daito Trust Construction Co. Ltd.	99,321	10,646,654
Daiwa House Industry Co. Ltd.	1,005,508	28,293,903
Daiwa Securities Group, Inc.	2,267,451	16,663,634
DENSO Corp.	3,207,200	54,660,703
Dentsu Group, Inc.	341,822	9,247,373
Disco Corp.	156,287	44,517,691
East Japan Railway Co.	1,541,643	28,256,729
Eisai Co. Ltd.	426,197	17,503,510
ENEOS Holdings, Inc.	4,897,364	22,626,874
FANUC Corp.	1,616,325	47,874,412
Fast Retailing Co. Ltd.	296,989	77,653,437
Fuji Electric Co. Ltd.	213,904	13,305,670
FUJIFILM Holdings Corp.	1,899,444	40,405,899
Fujitsu Ltd.	2,986,580	46,137,146
GLP J-REIT	7,947	6,463,392
Hamamatsu Photonics K.K.	238,846	8,751,717
Hankyu Hanshin Holdings, Inc.	389,780	10,219,344
Hikari Tsushin, Inc.	34,570	5,618,381
Hirose Electric Co. Ltd. (a)	50,068	5,314,510
Hitachi Construction Machinery Co. Ltd.	183,171	5,231,782
Hitachi Ltd.	1,572,609	145,090,001
Honda Motor Co. Ltd.	7,835,358	89,147,424
Hoshizaki Corp.	184,906	6,371,624
Hoya Corp.	595,382	69,028,485
Hulic Co. Ltd.	651,572	6,004,012
Ibiden Co. Ltd.	191,540	7,281,108
Idemitsu Kosan Co. Ltd.	1,645,135	11,145,987
Iida Group Holdings Co. Ltd.	262,578	3,352,048
INPEX Corp.	1,650,412	24,722,845
Isuzu Motors Ltd.	983,092	12,458,582
Itochu Corp.	2,015,771	90,941,050
Japan Airlines Co. Ltd.	245,126	4,343,331
Japan Exchange Group, Inc.	852,894	19,975,226
Japan Post Bank Co. Ltd.	2,454,240	24,911,299
Japan Post Holdings Co. Ltd.	3,522,846	33,830,949
Japan Post Insurance Co. Ltd.	325,042	6,102,365
Japan Real Estate Investment Corp.	2,179	7,389,299
Japan Retail Fund Investment Corp.	11,788	7,116,753
Japan Tobacco, Inc.	2,034,126	54,721,276
JFE Holdings, Inc.	979,690	14,622,584
Kajima Corp.	719,578	13,785,017
Kansai Electric Power Co., Inc.	1,196,799	17,927,357
Kao Corp.	790,526	32,610,959
Kawasaki Kisen Kaisha Ltd.	663,300	9,345,823
KDDI Corp.	2,538,907	70,451,614
KDX Realty Investment Corp.	7,055	6,958,610
Keisei Electric Railway Co.	234,642	8,741,107
Keyence Corp.	329,929	145,092,830
Kikkoman Corp.	1,154,240	13,753,241
Kintetsu Group Holdings Co. Ltd.	304,664	7,832,482
Kirin Holdings Co. Ltd.	1,317,920	19,238,464
Kobe Bussan Co. Ltd.	253,872	5,482,945
Koito Manufacturing Co. Ltd.	343,030	4,614,008
Komatsu Ltd.	1,569,064	46,846,207
Konami Group Corp. (a)	169,336	10,217,280
Kubota Corp.	1,696,367	27,209,279
Kyocera Corp.	2,177,424	26,539,846
Kyowa Hakko Kirin Co., Ltd.	455,221	7,644,915
Lasertec Corp.	127,995	27,609,217
LY Corp.	4,501,749	10,816,056
M3, Inc.	747,802	7,910,385
Makita Corp.	380,768	11,023,576
Marubeni Corp.	2,429,145	43,278,529
MatsukiyoCocokara & Co.	584,100	8,282,966
Mazda Motor Corp.	966,509	10,940,375
McDonald's Holdings Co. (Japan) Ltd. (a)	147,045	6,468,317
Meiji Holdings Co. Ltd.	400,312	8,956,732
Minebea Mitsumi, Inc.	611,500	11,453,612
Misumi Group, Inc.	484,014	7,869,032
Mitsubishi Chemical Holdings Corp.	2,164,284	12,626,147
Mitsubishi Corp.	5,851,603	133,823,712
Mitsubishi Electric Corp.	3,279,297	57,157,906
Mitsubishi Estate Co. Ltd.	1,909,612	34,993,095
Mitsubishi Heavy Industries Ltd.	5,439,280	48,633,239
Mitsubishi UFJ Financial Group, Inc.	18,834,918	187,621,335
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,370,716	8,876,822
Mitsui & Co. Ltd.	2,195,046	105,967,371
Mitsui Chemicals, Inc.	290,371	8,264,804
Mitsui Fudosan Co. Ltd.	4,529,430	46,096,295
Mitsui OSK Lines Ltd.	580,800	18,434,352
Mizuho Financial Group, Inc.	4,092,932	79,112,723
MonotaRO Co. Ltd.	426,808	5,115,243
MS&AD Insurance Group Holdings, Inc.	2,183,145	39,250,863
Murata Manufacturing Co. Ltd.	2,922,583	53,401,942
NEC Corp.	416,863	30,181,712
Nexon Co. Ltd.	577,859	9,009,601
Nidec Corp.	708,756	33,193,075
Nintendo Co. Ltd.	1,762,590	85,959,759
Nippon Building Fund, Inc.	2,602	9,941,707
Nippon Express Holdings, Inc.	124,185	6,353,094
Nippon Paint Holdings Co. Ltd.	1,596,630	10,220,056
Nippon Prologis REIT, Inc.	3,845	6,634,963
Nippon Sanso Holdings Corp.	294,786	8,755,855
Nippon Steel & Sumitomo Metal Corp.	1,452,099	32,554,495
Nippon Telegraph & Telephone Corp.	50,636,275	54,670,083
Nippon Yusen KK (a)	780,733	22,165,375
Nissan Chemical Corp.	212,684	7,250,011
Nissan Motor Co. Ltd.	4,059,625	14,857,022
Nissin Food Holdings Co. Ltd.	338,215	9,025,455
Nitori Holdings Co. Ltd.	136,042	18,206,919
Nitto Denko Corp.	244,050	20,179,444
Nomura Holdings, Inc.	5,105,365	29,049,458
Nomura Real Estate Holdings, Inc.	184,718	5,171,575
Nomura Real Estate Master Fund, Inc.	6,769	6,470,626
Nomura Research Institute Ltd.	655,680	15,866,078
NTT Data Corp.	1,071,556	16,756,801
Obayashi Corp.	1,102,985	12,310,191
OBIC Co. Ltd.	118,352	15,204,273
Odakyu Electric Railway Co. Ltd.	528,939	5,946,694
Olympus Corp.	2,042,863	28,456,514
OMRON Corp.	295,777	10,151,776
Ono Pharmaceutical Co. Ltd.	615,945	8,871,683
Oracle Corp. Japan	65,703	4,930,655
Oriental Land Co. Ltd.	1,850,440	51,056,852
ORIX Corp.	1,990,054	40,727,284
Osaka Gas Co. Ltd.	636,918	14,162,436
Otsuka Corp.	385,864	7,674,112
Otsuka Holdings Co. Ltd.	710,303	30,370,326
Pan Pacific International Holdings Ltd.	647,191	15,199,946
Panasonic Holdings Corp.	3,745,793	32,694,989
Rakuten Group, Inc. (b)	2,547,260	12,250,908
Recruit Holdings Co. Ltd.	2,445,083	105,303,269
Renesas Electronics Corp.	2,491,583	40,452,724
Resona Holdings, Inc.	3,611,589	22,838,780
Ricoh Co. Ltd.	933,638	8,054,549
ROHM Co. Ltd.	559,080	8,036,693
SBI Holdings, Inc. Japan	423,065	10,300,847
Screen Holdings Co. Ltd.	138,000	14,238,446
SCSK Corp.	261,433	4,752,643
Secom Co. Ltd.	356,559	24,767,480
Seiko Epson Corp.	491,109	8,078,737
Sekisui Chemical Co. Ltd.	640,039	9,311,317
Sekisui House Ltd.	1,010,203	23,214,825
Seven & i Holdings Co. Ltd.	3,834,716	49,549,135
SG Holdings Co. Ltd.	544,849	6,377,508
Sharp Corp. (b)	423,611	2,223,604
Shimadzu Corp.	401,977	10,920,937
SHIMANO, Inc.	130,190	21,157,570
SHIMIZU Corp.	887,381	5,496,845
Shin-Etsu Chemical Co. Ltd.	3,055,985	118,293,940
Shionogi & Co. Ltd.	417,694	19,506,632
Shiseido Co. Ltd.	679,275	18,183,008
Shizuoka Financial Group	790,218	7,375,774
SMC Corp.	97,155	51,041,999
SoftBank Corp.	4,878,927	58,848,084
SoftBank Group Corp.	1,745,544	85,846,897
Sompo Holdings, Inc.	1,513,362	29,949,633
Sony Group Corp.	2,139,020	176,792,932
Square Enix Holdings Co. Ltd.	146,638	5,300,546
Subaru Corp.	1,024,478	22,875,561
Sumco Corp.	595,529	8,881,313
Sumitomo Corp.	1,762,669	46,353,203
Sumitomo Electric Industries Ltd.	1,212,603	18,742,379
Sumitomo Metal Mining Co. Ltd.	416,932	13,929,132
Sumitomo Mitsui Financial Group, Inc.	2,155,472	122,439,030
Sumitomo Mitsui Trust Holdings, Inc.	1,113,714	23,415,651
Sumitomo Realty & Development Co. Ltd.	484,779	16,775,254
Suntory Beverage & Food Ltd.	234,303	7,623,108
Suzuki Motor Corp.	2,668,128	31,072,447
Sysmex Corp.	849,087	13,577,220
T&D Holdings, Inc.	829,053	13,527,933
Taisei Corp.	289,202	10,587,805
Takeda Pharmaceutical Co. Ltd.	2,683,820	70,536,349
TDK Corp.	659,587	29,424,833
Terumo Corp.	2,283,448	38,736,712
TIS, Inc.	372,767	7,961,027
Tobu Railway Co. Ltd.	317,493	6,299,213
Toho Co. Ltd.	190,605	6,385,719
Tokio Marine Holdings, Inc.	3,057,324	96,630,992
Tokyo Electric Power Co., Inc. (b)	2,570,526	15,989,389
Tokyo Electron Ltd.	799,958	175,467,521
Tokyo Gas Co. Ltd.	627,539	14,073,985
Tokyu Corp.	852,275	10,088,856
Toppan Holdings, Inc.	388,377	9,213,840
Toray Industries, Inc.	2,356,819	10,772,365
Toto Ltd.	241,217	6,528,417
Toyota Industries Corp.	248,743	23,637,269
Toyota Motor Corp.	17,986,630	410,249,772
Toyota Tsusho Corp.	360,495	22,920,251
Trend Micro, Inc.	225,545	11,114,454
Unicharm Corp.	684,397	20,335,591
USS Co. Ltd.	700,292	5,349,737
West Japan Railway Co.	747,360	14,185,973
Yakult Honsha Co. Ltd.	437,336	8,554,182
Yamaha Corp.	225,461	4,751,183
Yamaha Motor Co. Ltd.	1,508,317	14,068,409
Yamato Holdings Co. Ltd.	452,329	5,973,767
Yaskawa Electric Corp.	404,989	16,686,611
Yokogawa Electric Corp.	388,100	8,575,383
Zensho Holdings Co. Ltd.	162,600	6,302,247
ZOZO, Inc.	231,463	4,985,361
TOTAL JAPAN		6,370,003,997
Jordan - 0.0%
Hikma Pharmaceuticals PLC	281,764	6,773,985
Korea (South) - 3.2%
AMOREPACIFIC Corp.	46,828	5,691,667
Celltrion Pharm, Inc.	31,546	2,171,568
Celltrion, Inc.	258,903	35,056,575
CJ CheilJedang Corp.	14,094	3,406,639
Cosmo AM&T Co. Ltd. (b)	40,867	4,401,217
Coway Co. Ltd.	93,761	3,746,153
Db Insurance Co. Ltd.	78,205	5,470,325
Delivery Hero AG (b)(d)	300,060	8,394,941
Doosan Bobcat, Inc.	93,547	3,486,526
Doosan Heavy Industries & Construction Co. Ltd. (b)	769,291	9,262,711
Ecopro BM Co. Ltd.	82,980	14,065,843
Ecopro Co. Ltd. (a)	169,485	12,775,398
Ecopro Materials Co. Ltd.	23,313	1,925,602
EUSU Holdings Co. Ltd.	6	24
GS Holdings Corp.	78,874	2,542,996
Hana Financial Group, Inc.	496,063	20,863,784
Hanjin Kal Corp.	45,598	1,951,506
Hanjin Shipping Co. Ltd. (b)(e)	12	0
Hankook Tire Co. Ltd.	126,572	5,355,707
Hanmi Pharm Co. Ltd.	12,231	2,778,459
Hanmi Semiconductor Co. Ltd.	74,365	7,061,710
Hanon Systems	292,176	1,166,849
Hanwha Aerospace Co. Ltd.	60,227	9,122,669
Hanwha Ocean Co. Ltd. (b)	131,372	3,016,561
Hanwha Solutions Corp.	190,194	3,451,880
HD Hyundai Co. Ltd.	74,157	3,580,109
HD Hyundai Heavy Industries Co. Ltd. (b)	37,627	3,710,900
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	72,448	6,821,134
HLB, Inc.	197,467	15,733,458
HMM Co. Ltd.	407,897	4,643,976
HYBE Co. Ltd.	34,958	5,056,684
Hyundai Engineering & Construction Co. Ltd.	132,854	3,375,007
Hyundai Glovis Co. Ltd.	31,519	4,114,608
Hyundai Mobis	102,961	16,797,193
Hyundai Motor Co. Ltd.	228,143	40,922,554
Hyundai Steel Co.	147,337	3,411,722
Industrial Bank of Korea	479,073	4,802,893
Kakao Corp.	528,346	18,297,496
Kakao Pay Corp. (b)	45,801	1,151,021
KakaoBank Corp.	278,051	4,973,115
Kangwon Land, Inc.	162,556	1,791,240
KB Financial Group, Inc.	650,298	35,171,434
Kia Corp.	443,309	37,453,156
Korea Aerospace Industries Ltd.	125,525	4,660,848
Korea Electric Power Corp. (b)	433,555	6,600,233
Korea Investment Holdings Co. Ltd.	71,017	3,422,895
Korea Zinc Co. Ltd.	14,162	4,704,358
Korean Air Lines Co. Ltd.	319,028	4,797,530
KRAFTON, Inc. (b)	49,116	8,429,529
KT Corp.	109,329	2,725,786
KT&G Corp.	170,004	10,923,676
Kum Yang Co. Ltd. (b)	59,050	3,951,045
Kumho Petro Chemical Co. Ltd.	27,304	2,708,121
L&F Co. Ltd.	43,128	5,030,990
LG Chemical Ltd.	82,794	23,724,122
LG Corp.	159,672	9,085,052
LG Display Co. Ltd. (b)	647,230	4,885,203
LG Electronics, Inc.	179,892	11,947,648
LG Energy Solution (b)	79,365	22,019,035
LG H & H Co. Ltd.	15,323	4,604,018
LG Innotek Co. Ltd.	24,094	3,819,087
LG Uplus Corp.	383,731	2,717,821
Lotte Chemical Corp.	32,272	2,486,915
Meritz Financial Holdings Co.	172,977	9,862,699
Mirae Asset Securities Co. Ltd.	417,478	2,268,921
NAVER Corp.	220,417	28,991,516
NCSOFT Corp.	24,313	3,063,357
Netmarble Corp. (b)(d)	41,767	1,667,653
NH Investment & Securities Co. Ltd.	263,939	2,365,796
Orion Corp./Republic of Korea	40,473	2,701,026
POSCO	121,943	35,104,067
POSCO Chemtech Co. Ltd. (a)	52,238	10,479,699
POSCO ICT Co. Ltd. (a)	90,424	2,620,422
Posco International Corp.	89,663	2,948,946
S-Oil Corp.	76,815	3,999,252
Samsung Biologics Co. Ltd. (b)(d)	30,187	16,919,336
Samsung C&T Corp.	140,833	15,143,972
Samsung E&A Co. Ltd. (b)	266,683	5,041,975
Samsung Electro-Mechanics Co. Ltd.	95,281	10,598,225
Samsung Electronics Co. Ltd.	8,089,390	448,403,182
Samsung Fire & Marine Insurance Co. Ltd.	51,899	11,583,810
Samsung Heavy Industries Co. Ltd. (b)	1,127,483	7,617,822
Samsung Life Insurance Co. Ltd.	134,918	8,477,774
Samsung SDI Co. Ltd.	93,280	28,786,471
Samsung SDS Co. Ltd.	65,643	7,519,913
Samsung Securities Co. Ltd.	109,494	2,986,922
Shinhan Financial Group Co. Ltd.	739,353	24,770,727
SK Biopharmaceuticals Co. Ltd. (b)	53,281	3,342,524
SK Bioscience Co. Ltd. (b)	46,253	1,942,633
SK Hynix, Inc.	925,788	113,927,668
SK IE Technology Co. Ltd. (b)(d)	48,594	2,050,981
SK Innovation Co., Ltd. (b)	102,197	8,084,738
SK Square Co. Ltd. (b)	164,520	9,013,830
SK Telecom Co. Ltd.	92,215	3,400,730
SK, Inc.	62,011	7,368,701
SKC Co. Ltd.	32,317	2,547,106
Woori Financial Group, Inc.	1,020,174	10,425,202
Yuhan Corp.	95,847	4,971,757
TOTAL KOREA (SOUTH)		1,383,218,275
Kuwait - 0.2%
Agility Global PLC (c)(e)	5,488,962	222,550
Boubyan Bank KSC	2,493,941	4,764,616
Gulf Bank	3,317,283	2,776,059
Kuwait Finance House KSCP	15,927,554	37,197,012
Mabanee Co. SAKC	1,182,966	3,023,604
Mobile Telecommunication Co.	3,307,760	5,235,767
National Bank of Kuwait	13,395,483	37,583,824
TOTAL KUWAIT		90,803,432
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	868,727	21,870,418
Eurofins Scientific SA (a)	230,168	14,148,593
Reinet Investments SCA	232,653	5,434,795
TOTAL LUXEMBOURG		41,453,806
Macau - 0.1%
Galaxy Entertainment Group Ltd.	3,714,239	16,665,392
Sands China Ltd. (b)	4,098,465	9,666,829
TOTAL MACAU		26,332,221
Malaysia - 0.4%
AMMB Holdings Bhd	3,936,200	3,460,007
Axiata Group Bhd	4,503,615	2,666,727
CelcomDigi Bhd	5,911,100	5,130,954
CIMB Group Holdings Bhd	10,833,688	14,972,479
Gamuda Bhd	3,175,645	3,529,835
Genting Bhd	3,668,900	3,467,778
Genting Malaysia Bhd	5,179,400	2,857,089
Hong Leong Bank Bhd	1,134,700	4,582,419
IHH Healthcare Bhd	3,703,100	4,872,310
Inari Amertron Bhd	4,938,200	3,183,875
IOI Corp. Bhd	4,185,500	3,562,745
IOI Properties Group Bhd	11	5
Kuala Lumpur Kepong Bhd	851,063	4,110,890
Malayan Banking Bhd	9,237,268	18,822,462
Malaysia Airports Holdings Bhd	1,532,840	3,208,091
Maxis Bhd	3,956,000	3,038,554
MISC Bhd	2,222,800	3,703,787
MR DIY Group M Sdn Bhd (d)	5,375,850	1,757,165
Nestle (Malaysia) Bhd	115,100	3,064,155
Petronas Chemicals Group Bhd	4,790,600	6,798,182
Petronas Dagangan Bhd	499,200	2,251,646
Petronas Gas Bhd	1,311,600	4,942,962
PPB Group Bhd	1,049,620	3,457,838
Press Metal Aluminium Holdings	6,400,400	7,194,587
Public Bank Bhd	24,565,600	21,188,027
QL Resources Bhd	1,802,700	2,420,888
RHB Bank Bhd	2,493,677	2,870,481
Sime Darby Bhd	4,770,807	2,793,037
Sime Darby Plantation Bhd	3,508,924	3,276,840
Sime Darby Property Bhd	15	3
SP Setia Bhd	14	4
Telekom Malaysia Bhd	2,024,199	2,623,341
Tenaga Nasional Bhd	4,395,225	11,005,822
YTL Corp. Bhd	5,615,800	3,630,874
YTL Power International Bhd	4,161,300	3,989,220
TOTAL MALAYSIA		168,435,079
Mexico - 0.8%
Alfa SA de CV Series A	5,330,500	3,920,686
America Movil S.A.B. de CV Series L	31,802,046	30,278,381
Arca Continental S.A.B. de CV	877,362	8,559,155
Banco del Bajio SA (d)	1,323,500	4,879,661
CEMEX S.A.B. de CV unit (b)	25,720,040	20,373,944
Coca-Cola FEMSA S.A.B. de CV unit	892,175	8,851,051
Fibra Uno Administracion SA de CV	4,918,200	7,059,734
Fomento Economico Mexicano S.A.B. de CV unit	3,299,700	38,602,681
Gruma S.A.B. de CV Series B	309,770	6,084,101
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	665,855	12,127,903
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	303,885	10,438,605
Grupo Aeroportuario Norte S.A.B. de CV	486,500	5,386,197
Grupo Bimbo S.A.B. de CV Series A	2,252,500	9,438,259
Grupo Carso SA de CV Series A1	956,100	7,519,540
Grupo Financiero Banorte S.A.B. de CV Series O	4,405,200	43,600,056
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	3,116,200	8,635,116
Grupo Mexico SA de CV Series B	5,289,723	32,684,919
Industrias Penoles SA de CV (a)(b)	333,140	4,834,694
Kimberly-Clark de Mexico SA de CV Series A	2,559,400	5,327,741
Operadora de Sites Mexicanos, SA de CV	2,062,200	2,320,927
Orbia Advance Corp. S.A.B. de CV	1,663,916	2,733,248
Prologis Property Mexico SA (a)	1,325,330	5,226,817
Promotora y Operadora de Infraestructura S.A.B. de CV	321,265	3,227,325
Southern Copper Corp. (a)	143,387	16,728,961
Wal-Mart de Mexico SA de CV Series V	8,889,300	33,168,662
TOTAL MEXICO		332,008,364
Netherlands - 2.9%
ABN AMRO Bank NV:
GDR (Bearer) (a)(d)	809,125	13,030,188
rights (a)(b)(c)	809,125	768,513
Adyen BV (b)(d)	36,848	44,143,885
AEGON NV	2,446,554	15,236,756
Akzo Nobel NV (a)	288,530	19,134,100
Argenx SE (b)	100,480	37,535,672
ASM International NV (Netherlands)	79,636	50,584,584
ASML Holding NV (Netherlands)	683,735	607,606,198
ASR Nederland NV	269,041	13,486,053
BE Semiconductor Industries NV	130,819	17,521,060
Euronext NV (d)	145,815	13,172,706
EXOR NV	158,464	17,367,883
Heineken Holding NV	219,893	17,729,304
Heineken NV (Bearer)	488,426	47,589,963
IMCD NV	96,743	14,686,478
ING Groep NV (Certificaten Van Aandelen)	5,636,554	89,115,451
JDE Peet's BV	167,217	3,715,412
Koninklijke Ahold Delhaize NV	1,616,015	49,052,804
Koninklijke KPN NV	5,700,850	20,717,639
Koninklijke Philips Electronics NV	1,318,227	35,007,083
NN Group NV	459,572	21,261,235
OCI NV	175,424	4,736,476
Randstad NV	184,492	9,293,202
Universal Music Group NV	1,390,379	41,101,606
Wolters Kluwer NV	421,421	63,300,974
TOTAL NETHERLANDS		1,266,895,225
New Zealand - 0.2%
Auckland International Airport Ltd.	2,256,028	10,352,027
Fisher & Paykel Healthcare Corp.	983,978	16,479,418
Mercury Nz Ltd.	1,201,851	4,510,389
Meridian Energy Ltd.	2,204,690	7,775,683
Spark New Zealand Ltd.	3,099,010	8,640,773
Xero Ltd. (b)	244,663	18,995,196
TOTAL NEW ZEALAND		66,753,486
Norway - 0.4%
Aker BP ASA	536,238	13,130,192
DNB Bank ASA	1,570,267	27,437,442
Equinor ASA	1,484,563	39,501,812
Equinor ASA sponsored ADR	45,714	1,215,535
Gjensidige Forsikring ASA	340,387	5,475,731
Kongsberg Gruppen ASA	147,968	10,469,717
Mowi ASA	792,091	13,972,204
Norsk Hydro ASA	2,258,018	13,876,390
Orkla ASA	1,181,247	8,060,361
Salmar ASA	111,375	7,033,313
Telenor ASA	1,071,038	12,331,616
TOTAL NORWAY		152,504,313
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	350,672	6,066,626
Credicorp Ltd. (United States)	114,902	19,028,920
TOTAL PERU		25,095,546
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	2,770,700	2,019,721
Ayala Corp.	477,495	5,079,861
Ayala Land, Inc.	11,260,270	5,586,641
Bank of the Philippine Islands (BPI)	3,123,560	6,844,558
BDO Unibank, Inc.	4,044,679	10,301,907
International Container Terminal Services, Inc.	1,714,470	9,814,000
JG Summit Holdings, Inc.	4,555,665	2,662,163
Jollibee Food Corp.	759,480	3,090,687
Manila Electric Co.	464,340	2,944,746
Metropolitan Bank & Trust Co.	2,957,931	3,582,092
PLDT, Inc.	123,935	2,888,665
SM Investments Corp.	418,515	6,877,180
SM Prime Holdings, Inc.	17,113,675	8,276,372
Universal Robina Corp.	1,503,070	2,665,902
TOTAL PHILIPPINES		72,634,495
Poland - 0.3%
Allegro.eu SA (b)(d)	986,219	8,269,953
Bank Polska Kasa Opieki SA	311,815	12,991,011
Budimex SA	21,751	3,686,474
CD Projekt SA	110,730	3,234,766
Dino Polska SA (b)(d)	82,740	7,952,945
KGHM Polska Miedz SA (Bearer)	238,183	8,258,663
LPP SA	1,874	7,267,040
mBank SA (b)	25,133	4,249,140
Orlen SA	984,913	16,131,945
PGE Polska Grupa Energetyczna SA (b)	1,525,179	2,289,047
Powszechna Kasa Oszczednosci Bank SA	1,484,897	22,220,010
Powszechny Zaklad Ubezpieczen SA	1,025,823	12,968,199
Santander Bank Polska SA	60,281	8,333,888
TOTAL POLAND		117,853,081
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(e)	319,729	3
Energias de Portugal SA	5,327,760	20,048,080
Galp Energia SGPS SA Class B	785,532	16,934,059
Jeronimo Martins SGPS SA	481,284	9,938,669
TOTAL PORTUGAL		46,920,811
Qatar - 0.2%
Barwa Real Estate Co.	3,680,915	2,840,805
Dukhan Bank	3,071,131	3,248,263
Industries Qatar QSC	2,560,701	8,615,377
Masraf al Rayan	9,516,790	6,565,827
Mesaieed Petrochemical Holding Co.	9,753,785	5,140,762
Ooredoo QSC	1,335,122	3,663,243
Qatar Electricity & Water Co.	751,229	3,146,455
Qatar Fuel Co.	1,010,223	4,012,036
Qatar Gas Transport Co. Ltd. (Nakilat)	4,177,087	4,587,798
Qatar International Islamic Bank QSC	1,665,223	4,600,973
Qatar Islamic Bank	3,004,226	15,099,515
Qatar National Bank SAQ	7,840,643	29,868,091
The Commercial Bank of Qatar	5,499,425	6,272,758
TOTAL QATAR		97,661,903
Romania - 0.0%
NEPI Rockcastle PLC	949,617	6,382,700
Russia - 0.0%
Alrosa Co. Ltd. (b)(e)	3,102,770	513,974
Gazprom OAO (b)(e)	12,146,244	1,265,527
Gazprom OAO sponsored ADR (Reg. S) (b)(e)	1,078,053	534,714
Inter Rao Ues JSC (b)(e)	42,112,900	231,182
LUKOIL PJSC (b)(e)	451,803	139,242
MMC Norilsk Nickel PJSC (b)(e)	6,655,600	440,735
MMC Norilsk Nickel PJSC sponsored ADR (b)(e)	85,403	204,967
Moscow Exchange MICEX-RTS OAO (b)(e)	1,699,470	325,283
Novatek PJSC GDR (Reg. S) (b)(e)	110,438	5,389,374
Novolipetsk Steel OJSC (b)(e)	1,805,640	17,261
Ozon Holdings PLC ADR (b)(e)	62,559	130,500
PhosAgro PJSC:
GDR (Reg. S) (b)(e)	158,247	3,246
sponsored GDR (Reg. S) (b)(e)	1,019	21
Polyus PJSC (b)(e)	41,353	96,829
Rosneft Oil Co. OJSC (b)(e)	1,187,356	197,719
Rosneft Oil Co. OJSC GDR (Reg. S) (b)(e)	214,392	50,693
Sberbank of Russia (b)(e)	13,066,303	79,992
Severstal PAO (b)(e)	245,384	5,455
Severstal PAO GDR (Reg. S) (b)(e)	10,278	243
Surgutneftegas OJSC (b)(e)	6,111,900	74,467
Surgutneftegas OJSC sponsored ADR (b)(e)	214,357	39,585
Tatneft PAO (b)(e)	1,520,327	188,284
TKS Holding MKPAO JSC (b)(e)	5,907	7,490
United Co. RUSAL International PJSC (b)(e)	3,455,150	414,618
VK Co. Ltd. (b)(e)	51,978	15,376
VK Co. Ltd. GDR (Reg. S) (b)(e)	68,289	1
VTB Bank OJSC (b)(e)	4,133,678,016	157,252
Yandex NV Class A (b)(e)	371,380	1,380,604
TOTAL RUSSIA		11,904,634
Saudi Arabia - 1.1%
ACWA Power Co.	161,855	17,261,771
Ades Holding Co.	581,855	3,099,628
Advanced Petrochemicals Co.	224,620	2,557,264
Al Rajhi Bank	3,324,794	70,828,945
Alinma Bank	2,068,917	18,396,625
Almarai Co. Ltd.	426,590	6,460,383
Arab National Bank	1,148,125	9,459,037
Arabian Internet and Communications Services Co. Ltd.	40,960	3,800,480
Bank Al-Jazira	858,316	3,707,332
Bank Albilad	1,040,343	9,902,481
Banque Saudi Fransi	1,003,395	9,804,945
Bupa Arabia for Cooperative Insurance Co.	139,652	8,980,980
Dallah Healthcare Co.	57,162	2,484,244
Dar Al Arkan Real Estate Development Co. (b)	903,278	3,203,113
Dr Sulaiman Al Habib Medical Services Group Co.	147,658	12,228,063
Elm Co.	40,780	9,944,379
Etihad Etisalat Co.	642,621	8,909,586
Jarir Marketing Co.	994,203	3,589,161
Luberef	88,050	3,558,999
Mobile Telecommunications Co. Saudi Arabia	765,095	2,464,232
Mouwasat Medical Services Co.	164,735	5,903,158
Nahdi Medical Co.	70,023	2,580,168
Power & Water Utility Co. for Jubail & Yanbu	129,078	2,236,994
Riyad Bank	2,495,853	18,433,085
Sabic Agriculture-Nutrients Co.	396,900	12,254,311
Sahara International Petrochemical Co.	613,755	5,612,914
Saudi Arabian Mining Co.	2,192,803	29,583,488
Saudi Arabian Oil Co. (d)	4,510,269	36,196,634
Saudi Awwal Bank	1,701,287	18,507,041
Saudi Basic Industries Corp.	1,526,948	34,401,724
Saudi Electricity Co.	1,410,290	7,001,440
Saudi Industrial Investment Group	635,951	3,937,179
Saudi Investment Bank/The	842,632	3,792,361
Saudi Kayan Petrochemical Co. (b)	1,203,196	3,005,905
Saudi Research & Marketing Group (b)	61,290	3,935,006
Saudi Tadawul Group Holding Co.	81,825	5,777,012
Saudi Telecom Co.	3,392,529	34,055,542
The Co. for Cooperative Insurance	125,234	4,975,168
The Saudi National Bank	4,987,646	50,001,464
The Savola Group	440,389	5,929,623
Yanbu National Petrochemical Co.	457,607	4,727,849
TOTAL SAUDI ARABIA		503,489,714
Singapore - 1.0%
CapitaLand Ascendas REIT	6,308,615	11,949,924
CapitaLand Integrated Commercial Trust	9,004,839	12,836,359
CapitaLand Investment Ltd.	4,436,999	8,580,507
City Developments Ltd.	845,745	3,790,573
DBS Group Holdings Ltd.	3,378,301	86,002,787
Genting Singapore Ltd.	10,284,223	6,863,384
Grab Holdings Ltd. (b)	3,206,826	11,223,891
Jardine Cycle & Carriage Ltd.	168,600	3,253,685
Keppel Ltd.	2,476,057	12,385,022
Mapletree Logistics Trust (REIT)	6,047,287	5,934,221
Mapletree Pan Asia Commercial Trust	4,015,889	3,680,053
Oversea-Chinese Banking Corp. Ltd.	5,738,291	59,572,491
Sea Ltd. ADR (b)	625,713	39,538,804
Seatrium Ltd. (a)(b)	75,609,086	5,401,217
Sembcorp Industries Ltd.	1,521,900	5,947,698
Singapore Airlines Ltd.	2,521,839	12,033,260
Singapore Exchange Ltd.	1,451,690	9,902,740
Singapore Technologies Engineering Ltd.	2,670,097	7,843,369
Singapore Telecommunications Ltd.	14,016,618	24,308,674
STMicroelectronics NV (France)	1,158,783	45,870,294
United Overseas Bank Ltd.	2,144,515	47,588,512
TOTAL SINGAPORE		424,507,465
South Africa - 0.9%
Absa Group Ltd. (a)	1,444,313	11,137,206
Anglo American Platinum Ltd. (a)	112,931	3,933,947
Anglo American PLC (United Kingdom)	2,156,087	70,455,488
Aspen Pharmacare Holdings Ltd.	646,589	7,702,761
Bid Corp. Ltd.	565,618	12,892,064
Bidvest Group Ltd./The	490,958	6,402,606
Capitec Bank Holdings Ltd.	147,916	18,306,514
Clicks Group Ltd.	403,384	6,276,170
Discovery Ltd.	921,488	5,870,498
Exxaro Resources Ltd. (a)	408,291	3,911,871
FirstRand Ltd. (a)	8,568,474	29,579,676
Gold Fields Ltd.	1,516,582	24,534,764
Harmony Gold Mining Co. Ltd.	949,038	8,215,087
Impala Platinum Holdings Ltd.	1,530,027	6,810,999
Kumba Iron Ore Ltd. (a)	110,139	2,699,852
MTN Group Ltd. (a)	2,870,774	13,759,067
Naspers Ltd. Class N	310,840	59,487,822
Nedbank Group Ltd. (a)	742,151	9,023,941
Northam Platinum Holdings Ltd.	609,021	4,035,178
Old Mutual Ltd. (a)	8,030,813	4,718,486
OUTsurance Group Ltd. (a)	1,450,999	3,119,380
Pepkor Holdings Ltd. (d)	3,423,793	3,229,828
Remgro Ltd.	850,161	5,539,461
Sanlam Ltd. (a)	2,970,169	10,744,236
Sasol Ltd.	976,798	6,862,313
Shoprite Holdings Ltd.	847,812	11,311,776
Sibanye-Stillwater Ltd.	4,818,392	5,499,474
Standard Bank Group Ltd.	2,276,487	21,377,954
Thungela Resources Ltd.	1	7
Vodacom Group Ltd.	1,061,807	5,081,130
Woolworths Holdings Ltd.	1,592,408	5,058,572
TOTAL SOUTH AFRICA		387,578,128
Spain - 1.6%
Acciona SA	42,538	4,934,605
ACS Actividades de Construccion y Servicios SA	358,586	14,381,226
Aena SME SA (a)(d)	127,006	23,258,802
Amadeus IT Holding SA Class A	763,974	48,492,448
Banco Bilbao Vizcaya Argentaria SA	9,901,812	107,077,896
Banco Santander SA (Spain) (a)	27,447,169	133,950,573
Banco Santander SA (Spain) sponsored ADR	64	307
CaixaBank SA (a)	6,362,509	33,553,067
Cellnex Telecom SA (d)	779,111	25,753,275
EDP Renovaveis SA	514,617	7,068,195
Enagas SA (a)	416,037	6,109,367
Endesa SA	536,448	9,789,704
Grifols SA (a)(b)	508,590	4,692,766
Iberdrola SA (a)	10,401,435	127,537,994
Industria de Diseno Textil SA (a)	1,850,019	84,600,481
Redeia Corp. SA (a)	685,680	11,452,008
Repsol SA	2,062,063	32,366,294
Telefonica SA	8,293,573	37,151,867
TOTAL SPAIN		712,170,875
Sweden - 1.9%
Alfa Laval AB (a)	490,921	21,097,255
ASSA ABLOY AB (B Shares) (a)	1,699,373	44,899,843
Atlas Copco AB:
(A Shares) (a)	4,554,584	79,778,494
(B Shares) (a)	2,646,820	40,229,243
Beijer Ref AB (B Shares) (a)	648,943	9,330,425
Boliden AB (a)	465,225	15,539,302
Epiroc AB:
(A Shares)	1,123,239	20,765,744
(B Shares)	655,676	10,983,067
EQT AB (a)	633,916	17,388,916
Essity AB (B Shares)	1,033,845	25,760,756
Evolution AB (a)(d)	310,852	34,750,977
Fastighets AB Balder (b)	1,102,233	7,093,242
Getinge AB (B Shares)	389,519	8,306,138
H&M Hennes & Mauritz AB (B Shares) (a)	1,088,630	17,459,925
Hexagon AB (B Shares) (a)	3,521,215	37,303,714
Holmen AB (B Shares) (a)	131,633	5,155,240
Husqvarna AB (B Shares) (a)	597,876	4,919,549
Industrivarden AB:
(A Shares)	205,396	6,657,422
(C Shares) (a)	265,961	8,613,252
Indutrade AB	460,461	10,788,268
Investment AB Latour (B Shares)	252,981	6,186,561
Investor AB:
(A Shares) (a)	674,957	16,585,456
(B Shares) (a)	2,266,752	56,018,829
L E Lundbergforetagen AB	128,537	6,391,626
Lifco AB	396,888	9,723,763
Nibe Industrier AB (B Shares) (a)	2,556,681	11,970,957
Saab AB (B Shares)	136,366	10,871,762
Sagax AB (a)	345,543	8,722,920
Sandvik AB (a)	1,807,648	36,528,911
Securitas AB (B Shares) (a)	828,606	8,379,745
Skandinaviska Enskilda Banken AB (A Shares) (a)	2,692,767	35,503,162
Skanska AB (B Shares) (a)	573,537	9,984,490
SKF AB (B Shares)	579,471	12,093,783
Svenska Cellulosa AB SCA (B Shares) (a)	1,032,967	15,189,313
Svenska Handelsbanken AB (A Shares)	2,476,457	21,236,429
Swedbank AB (A Shares)	1,440,831	27,769,637
Swedish Orphan Biovitrum AB (b)	331,017	8,572,488
Tele2 AB (B Shares)	911,672	8,529,036
Telefonaktiebolaget LM Ericsson (B Shares) (a)	4,964,545	25,194,508
Telia Co. AB	3,990,054	9,145,654
Volvo AB:
(A Shares)	324,075	8,610,319
(B Shares)	2,573,591	66,182,325
Volvo Car AB	1,260,166	3,994,192
TOTAL SWEDEN		850,206,638
Switzerland - 3.8%
ABB Ltd. (Reg.)	2,714,231	131,880,244
Adecco SA (Reg.)	271,860	9,534,693
Alcon, Inc. (Switzerland)	847,817	65,574,967
Avolta AG (b)	168,743	6,381,331
Bachem Holding AG (B Shares) (a)	57,834	5,042,584
Baloise Holdings AG	77,061	11,635,645
Banque Cantonale Vaudoise (a)	50,803	5,316,561
Barry Callebaut AG	6,056	9,776,561
BKW AG	36,065	5,347,468
Clariant AG (Reg.)	369,724	5,542,341
Compagnie Financiere Richemont SA Series A	911,854	126,042,870
DSM-Firmenich AG	315,699	35,611,807
Ems-Chemie Holding AG	12,049	9,660,172
Geberit AG (Reg.) (a)	56,693	30,441,844
Givaudan SA	15,670	67,265,510
Helvetia Holding AG (Reg.)	62,523	8,182,232
Julius Baer Group Ltd.	349,783	18,768,784
Kuehne & Nagel International AG (a)	92,254	24,457,220
Lindt & Spruengli AG	183	21,181,615
Lindt & Spruengli AG (participation certificate)	1,628	18,790,405
Logitech International SA (Reg.)	279,177	21,884,683
Lonza Group AG	126,355	69,747,160
Novartis AG	3,476,360	337,406,999
Partners Group Holding AG	38,511	49,832,836
Sandoz Group AG	695,167	23,626,589
Schindler Holding AG:
(participation certificate)	68,549	17,151,232
(Reg.)	40,282	9,837,704
SGS SA (Reg.)	254,381	22,431,465
Sig Group AG	522,734	10,463,210
Sika AG	258,731	74,108,102
Sonova Holding AG	86,085	23,917,442
Straumann Holding AG	189,475	25,352,652
Swatch Group AG (Bearer)	51,344	10,787,955
Swatch Group AG (Bearer) (Reg.)	76,049	3,160,263
Swiss Life Holding AG	50,095	33,841,713
Swiss Prime Site AG	129,767	12,013,241
Swisscom AG (a)	43,937	24,065,575
Temenos AG	107,953	6,752,567
UBS Group AG	5,576,954	147,242,506
UBS Group AG	657	17,640
VAT Group AG (d)	45,828	23,067,300
Zurich Insurance Group Ltd.	248,194	119,932,309
TOTAL SWITZERLAND		1,683,075,997
Taiwan - 4.7%
Accton Technology Corp.	850,000	11,886,820
Acer, Inc.	4,917,060	6,753,617
Advantech Co. Ltd.	797,303	9,257,277
Alchip Technologies Ltd.	126,000	11,862,566
ASE Technology Holding Co. Ltd.	5,197,943	23,341,875
Asia Cement Corp.	3,872,785	5,184,971
ASUSTeK Computer, Inc.	1,199,422	15,699,761
AUO Corp.	11,199,600	6,251,232
Catcher Technology Co. Ltd.	988,000	6,587,791
Cathay Financial Holding Co. Ltd.	16,174,184	24,966,551
Chailease Holding Co. Ltd.	2,594,727	13,660,938
Chang Hwa Commercial Bank	9,258,350	5,167,793
Cheng Shin Rubber Industry Co. Ltd.	3,262,513	4,701,815
China Airlines Ltd.	4,699,000	3,003,884
China Development Financial Ho (b)	27,017,457	11,274,402
China Steel Corp.	19,901,421	15,134,381
Chunghwa Picture Tubes, Ltd. (b)(e)	551	0
Chunghwa Telecom Co. Ltd.	6,441,400	24,439,172
Compal Electronics, Inc.	7,140,394	7,774,602
CTBC Financial Holding Co. Ltd.	30,002,255	31,258,252
Delta Electronics, Inc.	3,306,383	32,322,813
E Ink Holdings, Inc.	1,447,000	9,234,545
E.SUN Financial Holdings Co. Ltd.	23,956,272	20,094,718
ECLAT Textile Co. Ltd.	304,420	4,781,272
eMemory Technology, Inc.	107,000	7,178,955
EVA Airways Corp.	4,598,000	4,990,229
Evergreen Marine Corp. (Taiwan)	1,727,221	10,018,265
Far Eastern New Century Corp.	5,058,032	5,036,631
Far EasTone Telecommunications Co. Ltd.	3,036,000	7,517,143
Feng Tay Enterprise Co. Ltd.	922,710	4,579,671
First Financial Holding Co. Ltd.	18,397,419	15,395,551
Formosa Chemicals & Fibre Corp.	6,011,620	10,199,437
Formosa Petrochemical Corp.	1,934,000	4,266,235
Formosa Plastics Corp.	6,518,640	13,670,901
Fubon Financial Holding Co. Ltd.	13,243,311	27,966,658
Gigabyte Technology Co. Ltd.	857,000	7,715,027
Global Unichip Corp.	159,000	6,591,773
GlobalWafers Co. Ltd.	366,000	5,805,090
Hon Hai Precision Industry Co. Ltd. (Foxconn)	21,152,593	100,514,716
Hotai Motor Co. Ltd.	521,180	9,872,468
Hua Nan Financial Holdings Co. Ltd.	15,030,634	10,869,180
Innolux Corp.	14,684,597	6,374,987
Inventec Corp.	4,584,209	7,340,994
Largan Precision Co. Ltd.	169,000	11,245,165
Lite-On Technology Corp.	3,381,053	10,215,511
MediaTek, Inc.	2,576,989	77,561,112
Mega Financial Holding Co. Ltd.	19,576,730	23,946,902
Micro-Star International Co. Ltd.	1,218,000	5,915,905
Nan Ya Plastics Corp.	8,107,980	14,053,702
Nan Ya Printed Circuit Board Corp.	386,000	2,193,959
Nanya Technology Corp.	2,105,000	4,241,269
Nien Made Enterprise Co. Ltd.	301,000	3,511,339
Novatek Microelectronics Corp.	981,000	18,503,253
Pegatron Corp.	3,365,652	10,019,956
PharmaEssentia Corp. (b)	409,000	3,670,972
Pou Chen Corp.	3,784,240	4,181,215
Powerchip Semiconductor Manufacturing Corp.	5,183,554	3,615,188
President Chain Store Corp.	962,000	8,075,679
Quanta Computer, Inc.	4,590,000	35,959,385
Realtek Semiconductor Corp.	826,744	13,018,830
Ruentex Development Co. Ltd.	2,658,661	3,122,584
Shin Kong Financial Holding Co. Ltd. (b)	22,457,616	5,924,066
Sinopac Financial Holdings Co.	17,864,301	11,997,117
Synnex Technology International Corp.	2,129,920	5,196,806
Taishin Financial Holdings Co. Ltd.	19,092,737	10,493,201
Taiwan Business Bank	10,557,432	5,471,556
Taiwan Cement Corp.	11,474,302	11,258,600
Taiwan Cooperative Financial Holding Co. Ltd.	17,357,294	13,924,008
Taiwan High Speed Rail Corp.	3,295,000	3,015,548
Taiwan Mobile Co. Ltd.	3,097,400	9,868,115
Taiwan Semiconductor Manufacturing Co. Ltd.	41,783,000	998,663,620
The Shanghai Commercial & Savings Bank Ltd.	6,550,811	9,313,160
Uni-President Enterprises Corp.	8,218,620	19,243,378
Unimicron Technology Corp.	2,317,000	12,790,288
United Microelectronics Corp.	19,114,000	29,314,973
Vanguard International Semiconductor Corp.	1,528,000	3,997,000
Voltronic Power Technology Corp.	110,000	5,195,641
Walsin Lihwa Corp.	4,871,600	5,492,996
Wan Hai Lines Ltd.	1,217,050	1,887,041
Winbond Electronics Corp.	5,321,969	4,213,143
Wistron Corp.	4,438,000	15,168,965
Wiwynn Corp.	162,000	11,504,040
WPG Holding Co. Ltd.	2,714,378	7,318,029
Yageo Corp.	575,909	10,965,646
Yang Ming Marine Transport Corp.	2,994,000	4,778,254
Yuanta Financial Holding Co. Ltd.	17,278,195	16,178,761
Zhen Ding Technology Holding Ltd.	1,133,230	4,004,016
TOTAL TAIWAN		2,060,774,853
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	834,600	4,422,336
Advanced Information Service PCL NVDR	1,187,700	6,293,324
Airports of Thailand PCL:
(For. Reg.)	2,874,900	5,033,918
NVDR	4,373,700	7,658,301
Asset World Corp. PCL:
(For. Reg.)	7,773,300	915,174
NVDR	6,688,800	787,492
Bangkok Dusit Medical Services PCL:
(For. Reg.)	8,118,600	6,322,607
NVDR	10,819,900	8,426,327
Bangkok Expressway and Metro PCL:
(For. Reg.)	5,767,300	1,283,996
NVDR	7,539,700	1,678,593
BTS Group Holdings PCL:
(For. Reg.)	3,939,900	667,875
NVDR	8,888,800	1,511,965
Bumrungrad Hospital PCL:
(For. Reg.)	333,600	2,195,918
NVDR	685,000	4,509,005
Central Pattana PCL:
(For. Reg.)	1,703,600	2,897,458
NVDR	1,748,100	2,973,143
Central Retail Corp. PCL:
(For. Reg.)	1,222,150	1,127,397
NVDR	1,579,300	1,456,858
Charoen Pokphand Foods PCL:
(For. Reg.)	3,517,640	1,871,064
NVDR	2,763,300	1,469,824
CP ALL PCL:
(For. Reg.)	4,316,600	6,653,409
NVDR	5,571,900	8,588,271
CP Axtra PCL NVDR	3,616,600	3,146,213
Delta Electronics PCL:
(For. Reg.)	2,269,000	4,220,664
NVDR	3,028,400	5,633,257
Energy Absolute PCL:
(For. Reg.)	1,264,600	1,036,441
NVDR	1,455,800	1,193,144
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	472,100	617,272
NVDR	783,200	1,024,036
Gulf Energy Development PCL:
(For. Reg.)	1,254,900	1,351,891
NVDR	3,661,200	3,944,172
Home Product Center PCL:
(For. Reg.)	4,757,447	1,324,408
NVDR	4,895,000	1,362,701
Indorama Ventures PCL NVDR	3,003,800	1,922,678
Intouch Holdings PCL:
(For. Reg.)	737,800	1,325,312
NVDR	832,900	1,496,140
Kasikornbank PCL NVDR	969,000	3,392,326
Krung Thai Bank PCL:
(For. Reg.)	1,971,475	889,222
NVDR	3,607,800	1,627,276
Krungthai Card PCL:
(For. Reg.)	402,600	462,948
NVDR	1,476,100	1,697,360
Land & House PCL:
(For. Reg.)	7,055,500	1,412,327
NVDR	7,750,000	1,551,348
Minor International PCL:
(For. Reg.)	2,307,541	2,040,315
NVDR	3,435,182	3,037,369
Muangthai Leasing PCL:
(For. Reg.)	559,091	678,561
NVDR	617,000	748,844
PTT Exploration and Production PCL:
(For. Reg.)	1,205,451	5,029,189
NVDR	1,152,800	4,809,527
PTT Global Chemical PCL:
(For. Reg.)	1,977,086	1,944,795
NVDR	1,888,700	1,857,852
PTT Oil & Retail Business PCL NVDR	4,873,000	2,440,163
PTT PCL:
(For. Reg.)	7,492,700	6,772,161
NVDR	9,511,100	8,596,461
SCB X PCL:
(For. Reg.)	373,700	1,067,278
NVDR	1,002,100	2,861,973
SCG Packaging PCL NVDR	1,999,600	1,736,096
Siam Cement PCL:
(For. Reg.)	548,850	3,667,042
NVDR	783,400	5,234,146
Thai Oil PCL:
(For. Reg.)	934,645	1,358,161
NVDR	1,068,654	1,552,894
TMBThanachart Bank PCL NVDR	42,432,400	2,062,103
True Corp. PCL (b)	9,429,253	1,939,194
True Corp. PCL NVDR (b)	9,261,605	1,904,716
TOTAL THAILAND		180,714,231
Turkey - 0.2%
Akbank TAS	5,278,545	9,689,591
Aselsan A/S	2,352,805	4,413,382
Bim Birlesik Magazalar A/S JSC	767,228	9,168,003
Coca-Cola Icecek Sanayi A/S	129,545	2,900,000
Eregli Demir ve Celik Fabrikalari T.A.S.	2,381,608	3,166,530
Ford Otomotiv Sanayi A/S	118,329	4,070,200
Haci Omer Sabanci Holding A/S	1,751,481	4,991,677
Koc Holding A/S	1,290,282	9,007,920
Pegasus Hava Tasimaciligi A/S (b)	78,297	2,499,798
Sasa Polyester Sanayi A/S	2,262,275	2,883,530
Tofas Turk Otomobil Fabrikasi A/S	224,809	1,910,647
Turk Hava Yollari AO (b)	938,004	9,441,948
Turkcell Iletisim Hizmet A/S	2,055,520	5,128,288
Turkiye Is Bankasi A/S Series C	14,834,192	6,279,726
Turkiye Petrol Rafinerileri A/S	1,635,820	9,889,801
Turkiye Sise ve Cam Fabrikalari A/S	2,254,879	3,509,079
Yapi ve Kredi Bankasi A/S	5,734,471	5,715,658
TOTAL TURKEY		94,665,778
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	4,995,058	11,355,804
Abu Dhabi Islamic Bank	2,458,119	7,468,923
Abu Dhabi National Oil Co. for Distribution PJSC	5,343,011	5,076,944
Aldar Properties PJSC	6,492,795	9,651,954
Americana Restaurants International PLC	4,302,319	3,900,657
Dubai Islamic Bank Pakistan Ltd.	4,932,215	7,466,339
Emaar Properties PJSC	11,246,818	25,139,910
Emirates NBD Bank PJSC	3,191,735	14,772,930
Emirates Telecommunications Corp.	5,910,011	27,354,458
First Abu Dhabi Bank PJSC	7,506,464	25,505,914
Multiply Group (b)	6,711,176	4,202,593
NMC Health PLC (b)(e)	75,611	15
TOTAL UNITED ARAB EMIRATES		141,896,441
United Kingdom - 6.7%
3i Group PLC	1,651,045	58,987,630
Abrdn PLC	3,144,159	5,755,668
Admiral Group PLC	438,918	14,967,200
AngloGold Ashanti PLC	712,457	16,385,515
Ashtead Group PLC	742,364	54,191,615
Associated British Foods PLC	579,500	19,232,474
AstraZeneca PLC (United Kingdom)	2,629,254	397,671,914
Auto Trader Group PLC (d)	1,544,640	13,391,227
Aviva PLC	4,653,080	27,076,991
BAE Systems PLC	5,145,976	85,588,986
Barclays PLC	25,707,085	64,815,144
Barratt Developments PLC	1,660,600	9,435,037
Berkeley Group Holdings PLC	178,837	10,534,177
British American Tobacco PLC (United Kingdom)	3,413,487	100,207,272
BT Group PLC	10,922,578	14,003,163
Bunzl PLC	573,377	22,024,080
Burberry Group PLC	607,103	8,686,818
Centrica PLC	9,164,027	14,651,439
CK Hutchison Holdings Ltd.	4,528,223	21,992,565
Coca-Cola European Partners PLC	350,619	25,251,580
Compass Group PLC	2,897,541	80,591,415
Croda International PLC	224,073	12,907,558
DCC PLC (United Kingdom)	168,044	11,517,369
Diageo PLC	3,790,896	131,012,146
Entain PLC	1,076,981	10,585,604
Flutter Entertainment PLC (b)	300,293	56,003,245
Halma PLC	644,107	17,762,905
Hargreaves Lansdown PLC	606,708	6,169,515
HSBC Holdings PLC (United Kingdom)	32,491,814	281,637,526
Imperial Brands PLC	1,419,462	32,434,928
Informa PLC	2,333,778	23,206,899
InterContinental Hotel Group PLC	280,406	27,349,123
Intertek Group PLC	274,017	16,928,154
J Sainsbury PLC	2,823,781	9,293,952
JD Sports Fashion PLC	4,389,224	6,340,145
Kingfisher PLC	3,197,226	9,848,492
Land Securities Group PLC	1,205,961	9,802,440
Legal & General Group PLC	10,154,187	29,944,068
Lloyds Banking Group PLC	107,844,269	69,600,908
London Stock Exchange Group PLC	706,109	77,841,533
M&G PLC	3,807,689	9,568,133
Melrose Industries PLC	2,263,001	17,865,617
National Grid PLC	6,299,846	82,636,103
NatWest Group PLC	9,679,158	36,532,856
Next PLC	205,929	23,179,258
Ocado Group PLC (a)(b)	986,459	4,352,416
Pearson PLC	763,720	9,266,857
Pearson PLC sponsored ADR	294,486	3,586,839
Pepco Group NV (b)	280,334	1,333,114
Persimmon PLC	539,610	8,792,477
Phoenix Group Holdings PLC	1,283,582	7,855,902
Reckitt Benckiser Group PLC	1,210,615	67,681,861
RELX PLC (London Stock Exchange)	3,196,773	131,345,432
Rentokil Initial PLC	4,282,136	21,616,110
Rolls-Royce Holdings PLC (b)	14,281,773	73,237,296
Sage Group PLC	1,731,681	25,230,165
Schroders PLC	1,375,382	6,063,251
Segro PLC	2,160,185	22,889,718
Severn Trent PLC	454,564	14,012,571
Smith & Nephew PLC	1,487,089	18,017,058
Smiths Group PLC	592,234	11,958,820
Spirax-Sarco Engineering PLC	125,241	13,841,973
SSE PLC	1,854,825	38,555,133
St. James's Place PLC	929,966	5,061,842
Standard Chartered PLC (United Kingdom)	3,843,646	33,022,841
Taylor Wimpey PLC	5,949,892	9,806,353
Tesco PLC	11,975,088	44,212,875
Unilever PLC	4,239,552	219,315,444
United Utilities Group PLC	1,149,246	14,999,441
Vodafone Group PLC	37,136,128	31,316,974
Vodafone Group PLC sponsored ADR	183,947	1,546,994
Whitbread PLC	314,543	12,447,488
Wise PLC (b)	1,044,537	10,134,887
WPP PLC	1,814,466	18,186,690
TOTAL UNITED KINGDOM		2,955,099,209
United States of America - 5.9%
BP PLC	27,917,141	179,943,759
BP PLC sponsored ADR (a)	190,403	7,381,924
Brookfield Renewable Corp. (a)	231,712	5,382,741
BRP, Inc.	60,613	4,077,998
CRH PLC	1,177,083	91,720,589
CSL Ltd.	819,542	145,613,054
CyberArk Software Ltd. (b)	70,553	16,879,805
Experian PLC	1,558,016	62,840,932
Ferrovial SE	880,362	31,755,855
GFL Environmental, Inc.	395,404	12,617,657
GSK PLC	6,979,679	144,806,839
Haleon PLC	11,751,492	49,630,583
Holcim AG	884,321	74,024,546
James Hardie Industries PLC CDI (b)	746,963	25,679,059
JBS SA	1,322,700	5,970,822
Legend Biotech Corp. ADR (b)	123,207	5,389,074
Monday.com Ltd. (b)	48,769	9,233,435
Nestle SA (Reg. S)	4,528,601	454,672,438
Parade Technologies Ltd.	129,000	2,923,426
QIAGEN NV (Germany)	373,727	15,586,724
Roche Holding AG:
(Bearer)	54,224	14,204,122
(participation certificate)	1,191,616	285,528,139
Sanofi SA	1,930,691	190,738,784
Schneider Electric SA	923,134	210,486,836
Shell PLC (London)	11,030,847	392,131,363
Stellantis NV (Italy) (a)	3,757,703	83,733,407
Swiss Re Ltd.	511,747	55,569,851
Tenaris SA	803,014	13,433,107
TOTAL UNITED STATES OF AMERICA		2,591,956,869
Zambia - 0.0%
First Quantum Minerals Ltd.	1,202,376	15,267,158
TOTAL COMMON STOCKS (Cost $37,398,817,070)		42,686,406,938

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Ambev SA sponsored ADR	427,222	991,155
Banco Bradesco SA:
(PN)	8,917,534	24,042,960
(PN) sponsored ADR	1,102,352	2,976,350
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	475,542	3,806,094
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,371,754	7,541,644
Companhia Paranaense de Energia-COPEL (PN-B)	1,880,100	3,291,243
Gerdau SA	2,360,738	8,301,636
Itau Unibanco Holding SA	7,362,861	44,466,996
Itau Unibanco Holding SA sponsored ADR	837,131	5,064,643
Itausa-Investimentos Itau SA (PN)	9,226,838	16,987,361
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	6,647,240	53,791,362
(PN) sponsored ADR (non-vtg.)	905,983	14,604,446
sponsored ADR	149,348	2,534,436
TOTAL BRAZIL		188,400,326
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	243,143	11,105,485
Colombia - 0.0%
Bancolombia SA (PN)	754,127	6,170,654
France - 0.0%
Air Liquide SA (b)	46,389	9,072,697
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	99,081	10,203,837
Dr. Ing. h.c. F. Porsche AG Series F (d)	193,271	17,206,232
Henkel AG & Co. KGaA	290,542	23,081,167
Porsche Automobil Holding SE (Germany)	260,626	13,279,287
Sartorius AG (non-vtg.)	44,533	13,416,482
Volkswagen AG	347,915	42,621,358
TOTAL GERMANY		119,808,363
Korea (South) - 0.2%
AMOREPACIFIC Corp.	7,985	267,363
Hyundai Motor Co. Ltd.	41,134	4,667,537
Hyundai Motor Co. Ltd. Series 2	66,197	7,543,009
LG Chemical Ltd.	14,509	2,776,795
LG H & H Co. Ltd.	1,295	174,286
Samsung Electronics Co. Ltd.	1,406,792	65,500,813
TOTAL KOREA (SOUTH)		80,929,803
Russia - 0.0%
Surgutneftegas OJSC (b)(e)	8,898,217	154,149
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $418,030,568)		415,641,477

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	14,507

U.S. Government and Government Agency Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $39,872,021)	40,000,000	39,870,933

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	1,315,162,879	1,315,425,912
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	1,238,838,501	1,238,962,385
TOTAL MONEY MARKET FUNDS (Cost $2,554,388,169)		2,554,388,297

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $40,411,154,509)	45,696,322,152
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(1,774,572,055)
NET ASSETS - 100.0%	43,921,750,097

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4,676	Jun 2024	530,141,500	(9,482,686)	(9,482,686)
ICE MSCI Emerging Markets Index Contracts (United States)	4,466	Jun 2024	232,678,600	701,276	701,276
TME S&P/TSX 60 Index Contracts (Canada)	330	Jun 2024	62,588,893	(461,847)	(461,847)

TOTAL FUTURES CONTRACTS					(9,243,257)
The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $917,887,697 or 2.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,870,933.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,204,498,921	3,542,511,414	3,431,583,061	30,969,396	(1,362)	-	1,315,425,912	2.6%
Fidelity Securities Lending Cash Central Fund 5.39%	646,052,156	5,121,796,865	4,528,886,634	4,199,495	-	(2)	1,238,962,385	4.5%
Total	1,850,551,077	8,664,308,279	7,960,469,695	35,168,891	(1,362)	(2)	2,554,388,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,228,984,823	419,889,025	1,807,699,817	1,395,981
Consumer Discretionary	5,021,004,067	1,284,077,117	3,736,796,450	130,500
Consumer Staples	3,219,524,655	918,428,969	2,301,095,685	1
Energy	2,497,390,641	937,127,639	1,552,229,248	8,033,754
Financials	9,237,528,145	3,695,574,116	5,541,043,388	910,641
Health Care	4,006,599,186	590,222,500	3,416,376,671	15
Industrials	5,964,747,125	1,880,149,443	4,084,375,132	222,550
Information Technology	5,508,587,808	1,206,939,209	4,301,648,597	2
Materials	3,251,349,098	1,385,464,111	1,864,187,638	1,697,349
Real Estate	841,689,148	215,133,434	626,555,714	-
Utilities	1,324,643,719	427,467,571	896,944,964	231,184

Corporate Bonds	14,507	-	14,507	-

U.S. Government and Government Agency Obligations	39,870,933	-	39,870,933	-

Money Market Funds	2,554,388,297	2,554,388,297	-	-
Total Investments in Securities:	45,696,322,152	15,514,861,431	30,168,838,744	12,621,977
Derivative Instruments: Assets
Futures Contracts	701,276	701,276	-	-
Total Assets	701,276	701,276	-	-
Liabilities
Futures Contracts	(9,944,533)	(9,944,533)	-	-
Total Liabilities	(9,944,533)	(9,944,533)	-	-
Total Derivative Instruments:	(9,243,257)	(9,243,257)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	701,276	(9,944,533)
Total Equity Risk	701,276	(9,944,533)
Total Value of Derivatives	701,276	(9,944,533)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,154,596,864) - See accompanying schedule:
Unaffiliated issuers (cost $37,856,766,340)	$43,141,933,855
Fidelity Central Funds (cost $2,554,388,169)	2,554,388,297

Total Investment in Securities (cost $40,411,154,509)		$45,696,322,152
Segregated cash with brokers for derivative instruments		12,562,565
Cash		4,731
Foreign currency held at value (cost $47,456,409)		47,211,099
Receivable for fund shares sold		2,579,615
Dividends receivable		138,137,785
Reclaims receivable		58,667,035
Interest receivable		18
Distributions receivable from Fidelity Central Funds		5,922,232
Receivable from investment adviser for expense reductions		48,636
Other receivables		160,134
Total assets		45,961,616,002
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,652,047
Payable for fund shares redeemed	681,148,155
Payable for daily variation margin on futures contracts	20,161,724
Other payables and accrued expenses	97,921,714
Collateral on securities loaned	1,238,982,265
Total liabilities		2,039,865,905
Net Assets		$43,921,750,097
Net Assets consist of:
Paid in capital		$40,293,785,817
Total accumulated earnings (loss)		3,627,964,280
Net Assets		$43,921,750,097
Net Asset Value, offering price and redemption price per share ($43,921,750,097 ÷ 3,099,704,783 shares)		$14.17
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$627,622,672
Interest		1,494,068
Income from Fidelity Central Funds (including $4,199,495 from security lending)		35,168,891
Income before foreign taxes withheld		$664,285,631
Less foreign taxes withheld		(55,667,123)
Total income		608,618,508
Expenses
Custodian fees and expenses	$3,064,554
Independent trustees' fees and expenses	59,389
Total expenses before reductions	3,123,943
Expense reductions	(311,534)
Total expenses after reductions		2,812,409
Net Investment income (loss)		605,806,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $14,001)	(291,749,969)
Fidelity Central Funds	(1,362)
Foreign currency transactions	(5,325,159)
Futures contracts	121,289,495
Total net realized gain (loss)		(175,786,995)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $54,652,651)	5,643,569,522
Fidelity Central Funds	(2)
Assets and liabilities in foreign currencies	(2,262,896)
Futures contracts	55,237,346
Total change in net unrealized appreciation (depreciation)		5,696,543,970
Net gain (loss)		5,520,756,975
Net increase (decrease) in net assets resulting from operations		$6,126,563,074
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$605,806,099	$1,105,414,759
Net realized gain (loss)	(175,786,995)	(636,997,027)
Change in net unrealized appreciation (depreciation)	5,696,543,970	3,116,330,387
Net increase (decrease) in net assets resulting from operations	6,126,563,074	3,584,748,119
Distributions to shareholders	(1,183,731,202)	(864,349,534)

Share transactions
Proceeds from sales of shares	3,797,691,162	8,456,848,187
Reinvestment of distributions	1,183,731,202	864,349,534
Cost of shares redeemed	(2,494,395,414)	(5,436,184,955)

Net increase (decrease) in net assets resulting from share transactions	2,487,026,950	3,885,012,766
Total increase (decrease) in net assets	7,429,858,822	6,605,411,351

Net Assets
Beginning of period	36,491,891,275	29,886,479,924
End of period	$43,921,750,097	$36,491,891,275

Other Information
Shares
Sold	276,896,591	643,820,506
Issued in reinvestment of distributions	89,540,938	68,982,405
Redeemed	(178,276,989)	(417,024,417)
Net increase (decrease)	188,160,540	295,778,494

Financial Highlights
Fidelity® Series Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$11.43	$15.55	$12.23	$12.78	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.20	.41	.42	.38	.29	.40
Net realized and unrealized gain (loss)	1.84	1.03	(4.15)	3.18	(.56)	.90
Total from investment operations	2.04	1.44	(3.73)	3.56	(.27)	1.30
Distributions from net investment income	(.40)	(.34)	(.39)	(.24)	(.26)	(.32)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.40)	(.34)	(.39)	(.24)	(.28) C	(.32)
Net asset value, end of period	$14.17	$12.53	$11.43	$15.55	$12.23	$12.78
Total Return D,E	16.53%	12.62%	(24.57)%	29.34%	(2.27)%	11.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.02%	.02%	.02%	.02%	.04%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.04%
Expenses net of all reductions	.01% H	.01%	.01%	.01%	.01%	.04%
Net investment income (loss)	2.86% H	3.11%	3.11%	2.52%	2.42%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$43,921,750	$36,491,891	$29,886,480	$30,864,862	$18,177,449	$12,066,585
Portfolio turnover rate I	3 % H	6%	4%	5% J	5%	3% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,611,829,684
Gross unrealized depreciation	(4,715,930,591)
Net unrealized appreciation (depreciation)	$4,895,899,093
Tax cost	$40,791,179,802

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(370,074,036)
Long-term	(1,168,467,028)
Total capital loss carryforward	$(1,538,541,064)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Global ex U.S. Index Fund	3,237,168,093	526,258,951
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Global ex U.S. Index Fund	460,039	-	-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $308,375.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,159.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Series Global ex U.S. Index Fund	.01%
Actual		$ 1,000	$ 1,165.30	$ .05
Hypothetical-B		$ 1,000	$ 1,024.81	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.899282.114
SGX-SANN-0624
Fidelity® SAI International Index Fund

Semi-Annual Report
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.1
Nestle SA (Reg. S) (United States of America, Food Products)	1.6
Toyota Motor Corp. (Japan, Automobiles)	1.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
Shell PLC (London) (United States of America, Oil, Gas & Consumable Fuels)	1.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.2
SAP SE (Germany, Software)	1.1
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	1.0
15.1

Market Sectors (% of Fund's net assets)

Financials	18.7
Industrials	16.9
Health Care	12.5
Consumer Discretionary	11.6
Information Technology	8.8
Consumer Staples	8.6
Materials	7.5
Energy	4.2
Communication Services	3.8
Utilities	3.4
Real Estate	1.7

Asset Allocation (% of Fund's net assets)

Futures - 2.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
Australia - 7.1%
Ampol Ltd.	93,979	2,219,201
ANZ Group Holdings Ltd.	1,191,549	21,500,225
APA Group unit	506,056	2,700,558
Aristocrat Leisure Ltd.	229,880	5,866,534
ASX Ltd.	77,116	3,150,200
Aurizon Holdings Ltd.	725,937	1,783,084
BHP Group Ltd.	2,008,870	55,095,502
BlueScope Steel Ltd.	177,274	2,587,389
Brambles Ltd.	552,323	5,196,063
CAR Group Ltd.	142,376	3,087,212
Cochlear Ltd.	25,975	5,418,592
Coles Group Ltd.	532,385	5,552,359
Commonwealth Bank of Australia	663,579	48,620,120
Computershare Ltd.	213,633	3,753,183
DEXUS Property Group unit	424,195	1,926,784
EBOS Group Ltd.	61,528	1,267,909
Endeavour Group Ltd.	565,069	1,943,219
Fortescue Ltd.	671,405	11,128,167
Glencore PLC	4,111,001	23,920,124
Goodman Group unit	677,806	13,691,432
IDP Education Ltd. (a)	104,268	1,087,192
Insurance Australia Group Ltd.	953,288	3,949,450
Macquarie Group Ltd.	145,007	17,362,923
Medibank Private Ltd.	1,086,067	2,489,114
Mineral Resources Ltd.	69,277	3,142,567
Mirvac Group unit	1,556,229	2,039,079
National Australia Bank Ltd.	1,235,871	26,790,632
Northern Star Resources Ltd.	456,261	4,324,776
Orica Ltd.	194,460	2,251,601
Origin Energy Ltd.	683,697	4,315,097
Pilbara Minerals Ltd. (a)	1,127,492	2,870,486
Qantas Airways Ltd. (b)	333,211	1,257,174
QBE Insurance Group Ltd.	592,378	6,776,193
Ramsay Health Care Ltd.	72,926	2,444,495
REA Group Ltd.	20,842	2,389,078
Reece Ltd.	89,166	1,581,774
Rio Tinto Ltd.	147,137	12,245,379
Rio Tinto PLC	446,385	30,202,757
Santos Ltd.	1,288,274	6,322,034
Scentre Group unit	2,070,825	4,193,526
SEEK Ltd.	140,485	2,170,189
Seven Group Holdings Ltd.	64,956	1,578,373
Sonic Healthcare Ltd.	180,146	3,095,930
South32 Ltd.	1,788,668	4,080,812
Stockland Corp. Ltd. unit	941,423	2,667,161
Suncorp Group Ltd.	503,758	5,380,345
Telstra Group Ltd.	1,607,744	3,798,476
The GPT Group	755,459	2,031,756
The Lottery Corp. Ltd.	877,869	2,738,505
Transurban Group unit	1,225,844	9,841,640
Treasury Wine Estates Ltd.	322,444	2,500,621
Vicinity Centres unit	1,525,972	1,868,658
Washington H. Soul Pattinson & Co. Ltd.	92,528	1,936,388
Wesfarmers Ltd.	449,656	19,262,913
Westpac Banking Corp.	1,387,452	23,040,505
WiseTech Global Ltd.	66,144	3,896,712
Woodside Energy Group Ltd.	752,673	13,485,649
Woolworths Group Ltd.	481,791	9,884,964
TOTAL AUSTRALIA		471,702,781
Austria - 0.2%
Erste Group Bank AG	136,520	6,391,602
Mondi PLC	175,288	3,327,083
OMV AG	58,081	2,769,447
Verbund AG	26,851	2,051,726
Voestalpine AG	45,773	1,227,086
TOTAL AUSTRIA		15,766,944
Belgium - 0.8%
Ageas	63,007	2,900,780
Anheuser-Busch InBev SA NV	344,306	20,580,475
D'ieteren Group	8,472	1,837,196
Elia Group SA/NV	11,598	1,118,297
Groupe Bruxelles Lambert SA	34,713	2,587,643
KBC Group NV	99,357	7,411,762
Lotus Bakeries SA	161	1,620,255
Sofina SA	6,078	1,432,206
Syensqo SA	29,229	2,719,734
UCB SA	50,174	6,669,116
Umicore SA	82,597	1,838,757
Warehouses de Pauw	69,231	1,842,650
Warehouses de Pauw rights (b)(c)	69,231	82,749
TOTAL BELGIUM		52,641,620
Brazil - 0.0%
Yara International ASA	65,305	1,866,529
Burkina Faso - 0.0%
Endeavour Mining PLC	72,812	1,549,427
Chile - 0.1%
Antofagasta PLC	156,474	4,321,038
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	1,470,000	4,505,687
ESR Group Ltd. (d)	679,800	744,973
Prosus NV	579,815	19,400,581
SITC International Holdings Co. Ltd.	529,000	1,147,187
Wharf Holdings Ltd.	422,000	1,357,725
Wilmar International Ltd.	757,700	1,781,030
TOTAL CHINA		28,937,183
Denmark - 3.6%
A.P. Moller - Maersk A/S:
Series A	1,195	1,703,015
Series B	1,636	2,385,331
Carlsberg A/S Series B	39,041	5,251,517
Coloplast A/S Series B	49,996	6,027,776
Danske Bank A/S	273,397	7,901,987
Demant A/S (b)	39,747	1,913,161
DSV A/S	69,467	9,917,751
Genmab A/S (b)	26,208	7,276,130
Novo Nordisk A/S Series B	1,293,187	165,841,297
Novonesis (NOVOZYMES) B Series B	147,922	8,224,826
ORSTED A/S (b)(d)	75,019	4,140,112
Pandora A/S	33,491	5,125,073
Rockwool International A/S Series B	3,631	1,192,860
Svitzer A/S	5,662	190,262
Tryg A/S	137,704	2,728,899
Vestas Wind Systems A/S (b)	400,425	10,794,269
TOTAL DENMARK		240,614,266
Finland - 1.0%
Elisa Corp. (A Shares)	56,095	2,533,469
Fortum Corp.	176,937	2,337,680
Kesko Oyj	107,717	1,842,738
Kone OYJ (B Shares)	135,006	6,598,791
Metso Corp.	261,544	2,979,603
Neste OYJ	167,898	3,823,717
Nokia Corp.	2,115,576	7,690,863
Nordea Bank Abp (Helsinki Stock Exchange)	1,259,104	14,754,504
Orion Oyj (B Shares)	42,472	1,622,222
Sampo Oyj (A Shares)	179,038	7,245,350
Stora Enso Oyj (R Shares)	229,414	3,072,624
UPM-Kymmene Corp.	211,945	7,446,099
Wartsila Corp.	186,696	3,458,841
TOTAL FINLAND		65,406,501
France - 10.0%
Accor SA	75,215	3,315,931
Adevinta ASA Class B (b)	137,931	1,408,055
Aeroports de Paris SA	13,658	1,741,810
Air Liquide SA	157,064	30,718,360
Air Liquide SA	50,800	9,935,394
Airbus Group NV	234,961	38,664,657
Alstom SA (a)	113,655	1,792,120
Amundi SA (d)	24,205	1,698,426
Arkema SA	23,672	2,451,751
AXA SA	719,443	24,907,094
bioMerieux SA	16,334	1,743,164
BNP Paribas SA	409,379	29,459,672
Bollore SA	284,116	1,849,572
Bouygues SA	75,909	2,803,759
Bureau Veritas SA	125,873	3,683,374
Capgemini SA	61,612	12,949,676
Carrefour SA	225,379	3,791,602
Compagnie de St.-Gobain	180,683	14,288,883
Compagnie Generale des Etablissements Michelin SCA Series B	269,163	10,340,879
Covivio	19,906	995,479
Covivio rights (b)(c)	19,906	70,104
Credit Agricole SA	423,521	6,553,240
Danone SA	255,201	15,972,347
Dassault Aviation SA	7,964	1,710,035
Dassault Systemes SA	264,914	10,398,384
Edenred SA	99,040	4,699,221
Eiffage SA	29,206	3,126,215
Engie SA	546,871	9,494,018
Engie SA	177,100	3,074,565
EssilorLuxottica SA	116,881	25,046,869
Eurazeo SA	16,675	1,509,063
Gecina SA	18,123	1,856,723
Getlink SE	140,967	2,407,040
Hermes International SCA	12,547	30,141,247
Ipsen SA	14,871	1,810,805
Kering SA	29,512	10,393,418
Klepierre SA	84,821	2,286,560
L'Oreal SA	72,053	33,806,870
L'Oreal SA	23,300	10,932,231
La Francaise des Jeux SAEM (d)	41,427	1,567,718
Legrand SA	104,534	10,742,603
LVMH Moet Hennessy Louis Vuitton SE	109,422	89,883,207
Orange SA	738,669	8,221,596
Pernod Ricard SA	81,074	12,286,149
Publicis Groupe SA	90,739	10,012,756
Remy Cointreau SA	9,092	862,556
Renault SA	76,307	3,806,264
Rexel SA	89,864	2,342,907
Safran SA	135,466	29,373,366
Sartorius Stedim Biotech	11,516	2,494,845
SEB SA	9,818	1,165,128
Societe Generale Series A	286,728	7,725,900
Sodexo SA	34,889	3,043,842
Teleperformance	22,671	2,068,145
Thales SA	37,557	6,330,767
TotalEnergies SE	860,330	62,458,858
Unibail-Rodamco-Westfield NV	46,944	3,931,741
Veolia Environnement SA	273,354	8,497,943
VINCI SA	198,348	23,241,637
Vivendi SA	264,011	2,695,245
Worldline SA (b)(d)	94,829	992,180
TOTAL FRANCE		667,573,966
Germany - 7.9%
adidas AG	64,218	15,515,973
Allianz SE	155,219	44,048,806
BASF AG	353,917	18,565,855
Bayer AG	389,491	11,368,432
Bayerische Motoren Werke AG (BMW)	126,441	13,824,381
Bechtle AG	32,302	1,561,613
Beiersdorf AG	39,961	5,993,949
Brenntag SE	52,673	4,208,077
Carl Zeiss Meditec AG	15,874	1,678,827
Commerzbank AG	418,224	6,230,748
Continental AG	43,715	2,838,347
Covestro AG (b)(d)	75,021	3,761,332
Daimler Truck Holding AG	212,010	9,572,937
Deutsche Bank AG	768,185	12,305,304
Deutsche Borse AG	75,297	14,516,658
Deutsche Lufthansa AG	235,928	1,690,467
Deutsche Telekom AG	1,284,238	29,416,198
DHL Group	393,007	16,455,176
E.ON SE	889,880	11,776,031
Evonik Industries AG	91,894	1,916,764
Fresenius Medical Care AG & Co. KGaA	81,496	3,431,202
Fresenius SE & Co. KGaA	167,593	5,002,581
GEA Group AG	64,565	2,611,453
Hannover Reuck SE	23,910	5,930,093
HeidelbergCement AG	51,692	5,220,882
Henkel AG & Co. KGaA	41,240	2,965,506
Infineon Technologies AG	517,644	17,963,812
Knorr-Bremse AG	28,608	2,122,872
LEG Immobilien AG	29,226	2,492,704
Mercedes-Benz Group AG (Germany)	317,968	24,051,377
Merck KGaA	51,236	8,144,446
MTU Aero Engines AG	21,357	5,164,710
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	54,075	23,787,584
Nemetschek SE	22,775	2,030,723
Puma AG	41,635	1,922,329
Rational AG	2,018	1,731,502
Rheinmetall AG	17,271	9,532,829
RWE AG	250,889	8,739,849
SAP SE	413,799	74,718,464
Scout24 AG (d)	29,578	2,181,186
Siemens AG	301,180	56,421,125
Siemens Energy AG (b)	206,123	4,245,507
Siemens Healthineers AG (d)	111,790	6,199,588
Symrise AG	52,694	5,662,868
Talanx AG	25,460	1,920,983
Volkswagen AG	11,854	1,673,465
Vonovia SE	290,736	8,401,115
Zalando SE (b)(d)	88,409	2,313,244
TOTAL GERMANY		523,829,874
Hong Kong - 1.7%
AIA Group Ltd.	4,503,400	32,984,514
CK Asset Holdings Ltd.	776,425	3,311,900
CK Infrastructure Holdings Ltd.	248,500	1,403,811
CLP Holdings Ltd.	651,500	5,124,740
Futu Holdings Ltd. ADR (b)	21,778	1,400,543
Hang Lung Properties Ltd.	709,000	782,532
Hang Seng Bank Ltd.	303,900	4,007,402
Henderson Land Development Co. Ltd.	573,021	1,727,557
HKT Trust/HKT Ltd. unit	1,494,000	1,649,343
Hong Kong & China Gas Co. Ltd.	4,453,074	3,385,905
Hong Kong Exchanges and Clearing Ltd.	477,660	15,177,372
Hongkong Land Holdings Ltd.	435,220	1,390,606
Jardine Matheson Holdings Ltd.	62,861	2,405,637
Link (REIT)	1,024,396	4,389,327
MTR Corp. Ltd.	612,690	2,013,568
Power Assets Holdings Ltd.	546,500	3,134,809
Prudential PLC	1,090,531	9,484,730
Sino Land Ltd.	1,531,661	1,637,651
Sun Hung Kai Properties Ltd.	575,000	5,304,352
Swire Pacific Ltd. (A Shares)	169,000	1,431,212
Swire Properties Ltd.	461,200	953,839
Techtronic Industries Co. Ltd.	545,500	7,538,429
WH Group Ltd. (d)	3,288,500	2,390,214
Wharf Real Estate Investment Co. Ltd.	659,000	2,044,556
TOTAL HONG KONG		115,074,549
Ireland - 0.5%
AerCap Holdings NV (b)	79,379	6,706,732
AIB Group PLC	619,675	3,217,969
Bank of Ireland Group PLC	419,398	4,495,957
Kerry Group PLC Class A	62,639	5,401,346
Kingspan Group PLC (Ireland)	61,663	5,517,896
Smurfit Kappa Group PLC	103,238	4,489,655
TOTAL IRELAND		29,829,555
Israel - 0.6%
Azrieli Group	16,738	1,083,017
Bank Hapoalim BM (Reg.)	504,318	4,563,817
Bank Leumi le-Israel BM	604,369	4,732,675
Check Point Software Technologies Ltd. (b)	37,122	5,546,769
Elbit Systems Ltd. (Israel)	10,515	2,147,037
Global-e Online Ltd. (a)(b)	39,139	1,312,331
Icl Group Ltd.	305,147	1,436,984
Israel Discount Bank Ltd. (Class A)	487,884	2,513,972
Mizrahi Tefahot Bank Ltd.	61,589	2,250,135
NICE Ltd. (b)	25,111	5,619,968
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	444,294	6,242,331
Wix.com Ltd. (b)	21,413	2,545,363
TOTAL ISRAEL		39,994,399
Italy - 2.4%
Amplifon SpA	49,104	1,647,051
Assicurazioni Generali SpA	401,164	9,803,999
Banco BPM SpA	478,006	3,154,632
Coca-Cola HBC AG	87,160	2,820,789
Davide Campari Milano NV	242,774	2,440,613
DiaSorin SpA	8,825	894,149
Enel SpA	3,222,746	21,181,301
Eni SpA	869,325	13,962,830
Ferrari NV (Italy)	49,950	20,640,331
FinecoBank SpA	242,826	3,742,038
Infrastrutture Wireless Italiane SpA (d)	132,530	1,425,675
Intesa Sanpaolo SpA	5,795,797	21,693,691
Leonardo SpA	160,580	3,706,754
Mediobanca SpA	202,408	2,883,731
Moncler SpA	81,673	5,588,791
Nexi SpA (b)(d)	232,902	1,361,573
Poste Italiane SpA (d)	181,099	2,303,765
Prysmian SpA	104,311	5,697,393
Recordati SpA	41,240	2,202,767
Snam SpA	801,674	3,667,877
Telecom Italia SpA (a)(b)	3,929,112	934,653
Terna - Rete Elettrica Nazionale	559,230	4,490,400
UniCredit SpA	610,694	22,415,134
TOTAL ITALY		158,659,937
Japan - 22.4%
Advantest Corp.	303,600	9,502,884
AEON Co. Ltd.	259,400	5,423,612
AGC, Inc.	77,730	2,874,008
Aisin Seiki Co. Ltd.	58,090	2,209,526
Ajinomoto Co., Inc.	186,100	6,919,472
Ana Holdings, Inc.	63,000	1,196,497
Asahi Group Holdings	191,100	6,537,337
ASAHI INTECC Co. Ltd.	85,700	1,255,735
Asahi Kasei Corp.	499,000	3,479,095
Astellas Pharma, Inc.	718,100	6,892,253
Azbil Corp.	48,100	1,343,433
Bandai Namco Holdings, Inc.	238,100	4,448,941
Bridgestone Corp.	226,300	9,985,943
Brother Industries Ltd.	91,500	1,618,541
Canon, Inc.	396,400	10,728,681
Capcom Co. Ltd.	136,600	2,248,769
Central Japan Railway Co.	306,600	7,011,324
Chiba Bank Ltd.	209,100	1,766,282
Chubu Electric Power Co., Inc.	254,160	3,262,389
Chugai Pharmaceutical Co. Ltd.	266,200	8,466,190
Concordia Financial Group Ltd.	418,000	2,252,241
Dai Nippon Printing Co. Ltd.	80,620	2,348,148
Dai-ichi Mutual Life Insurance Co.	372,900	8,636,753
Daifuku Co. Ltd.	119,800	2,453,960
Daiichi Sankyo Kabushiki Kaisha	733,100	24,674,468
Daikin Industries Ltd.	104,600	14,276,993
Daito Trust Construction Co. Ltd.	23,300	2,497,629
Daiwa House Industry Co. Ltd.	235,600	6,629,528
Daiwa Securities Group, Inc.	529,500	3,891,327
DENSO Corp.	749,500	12,773,820
Dentsu Group, Inc.	79,900	2,161,549
Disco Corp.	36,500	10,396,871
East Japan Railway Co.	360,300	6,603,928
Eisai Co. Ltd.	100,200	4,115,120
ENEOS Holdings, Inc.	1,142,500	5,278,595
FANUC Corp.	378,000	11,196,095
Fast Retailing Co. Ltd.	69,400	18,145,953
Fuji Electric Co. Ltd.	50,100	3,116,417
FUJIFILM Holdings Corp.	443,700	9,438,603
Fujitsu Ltd.	698,000	10,782,811
GLP J-REIT	1,845	1,500,561
Hamamatsu Photonics K.K.	55,300	2,026,284
Hankyu Hanshin Holdings, Inc.	90,300	2,367,507
Hikari Tsushin, Inc.	8,000	1,300,175
Hirose Electric Co. Ltd.	11,630	1,234,476
Hitachi Construction Machinery Co. Ltd.	42,400	1,211,041
Hitachi Ltd.	367,400	33,896,580
Honda Motor Co. Ltd.	1,830,700	20,828,938
Hoshizaki Corp.	42,900	1,478,279
Hoya Corp.	139,100	16,127,230
Hulic Co. Ltd.	151,400	1,395,099
Ibiden Co. Ltd.	44,400	1,687,800
Idemitsu Kosan Co. Ltd.	381,815	2,586,842
Iida Group Holdings Co. Ltd.	60,800	776,168
INPEX Corp.	385,000	5,767,224
Isuzu Motors Ltd.	231,500	2,933,766
Itochu Corp.	471,100	21,253,569
Japan Airlines Co. Ltd.	56,900	1,008,198
Japan Exchange Group, Inc.	199,100	4,663,027
Japan Post Bank Co. Ltd.	573,700	5,823,233
Japan Post Holdings Co. Ltd.	823,400	7,907,358
Japan Post Insurance Co. Ltd.	75,600	1,419,321
Japan Real Estate Investment Corp.	505	1,712,527
Japan Retail Fund Investment Corp.	2,757	1,664,480
Japan Tobacco, Inc.	475,400	12,789,028
JFE Holdings, Inc.	228,500	3,410,528
Kajima Corp.	167,900	3,216,475
Kansai Electric Power Co., Inc.	279,600	4,188,246
Kao Corp.	184,900	7,627,537
Kawasaki Kisen Kaisha Ltd.	156,000	2,198,023
KDDI Corp.	593,500	16,468,911
KDX Realty Investment Corp.	1,634	1,611,675
Keisei Electric Railway Co.	54,800	2,041,462
Keyence Corp.	77,100	33,906,256
Kikkoman Corp.	269,500	3,211,203
Kintetsu Group Holdings Co. Ltd.	71,400	1,835,593
Kirin Holdings Co. Ltd.	308,200	4,498,979
Kobe Bussan Co. Ltd.	59,300	1,280,719
Koito Manufacturing Co. Ltd.	80,200	1,078,749
Komatsu Ltd.	366,800	10,951,235
Konami Group Corp.	39,600	2,389,358
Kubota Corp.	396,000	6,351,735
Kyocera Corp.	509,300	6,207,676
Kyowa Hakko Kirin Co., Ltd.	106,500	1,788,545
Lasertec Corp.	29,900	6,449,593
LY Corp.	1,053,900	2,532,136
M3, Inc.	174,000	1,840,603
Makita Corp.	88,320	2,556,943
Marubeni Corp.	567,900	10,117,912
MatsukiyoCocokara & Co.	135,300	1,918,653
Mazda Motor Corp.	224,300	2,538,958
McDonald's Holdings Co. (Japan) Ltd. (a)	34,100	1,500,014
Meiji Holdings Co. Ltd.	92,600	2,071,867
Minebea Mitsumi, Inc.	143,210	2,682,374
Misumi Group, Inc.	112,250	1,824,945
Mitsubishi Chemical Holdings Corp.	505,000	2,946,103
Mitsubishi Corp.	1,367,100	31,265,005
Mitsubishi Electric Corp.	766,100	13,353,067
Mitsubishi Estate Co. Ltd.	446,700	8,185,650
Mitsubishi Heavy Industries Ltd.	1,270,000	11,355,219
Mitsubishi UFJ Financial Group, Inc.	4,400,300	43,832,958
Mitsubishi UFJ Lease & Finance Co. Ltd.	318,200	2,060,678
Mitsui & Co. Ltd.	512,900	24,760,604
Mitsui Chemicals, Inc.	67,300	1,915,554
Mitsui Fudosan Co. Ltd.	1,059,000	10,777,510
Mitsui OSK Lines Ltd.	136,400	4,329,280
Mizuho Financial Group, Inc.	956,220	18,482,879
MonotaRO Co. Ltd.	98,800	1,184,106
MS&AD Insurance Group Holdings, Inc.	510,000	9,169,313
Murata Manufacturing Co. Ltd.	683,300	12,485,376
NEC Corp.	97,400	7,051,954
Nexon Co. Ltd.	136,110	2,122,138
Nidec Corp.	165,600	7,755,523
Nintendo Co. Ltd.	411,800	20,083,076
Nippon Building Fund, Inc.	604	2,307,760
Nippon Express Holdings, Inc.	28,600	1,463,127
Nippon Paint Holdings Co. Ltd.	374,000	2,393,980
Nippon Prologis REIT, Inc.	896	1,546,145
Nippon Sanso Holdings Corp.	68,300	2,028,675
Nippon Steel & Sumitomo Metal Corp.	339,200	7,604,499
Nippon Telegraph & Telephone Corp.	11,840,900	12,784,175
Nippon Yusen KK	182,100	5,169,904
Nissan Chemical Corp.	49,600	1,690,774
Nissan Motor Co. Ltd.	955,300	3,496,114
Nissin Food Holdings Co. Ltd.	79,100	2,110,827
Nitori Holdings Co. Ltd.	31,800	4,255,892
Nitto Denko Corp.	57,000	4,713,085
Nomura Holdings, Inc.	1,192,300	6,784,171
Nomura Real Estate Holdings, Inc.	43,300	1,212,276
Nomura Real Estate Master Fund, Inc.	1,612	1,540,944
Nomura Research Institute Ltd.	153,420	3,712,442
NTT Data Corp.	250,600	3,918,838
Obayashi Corp.	256,100	2,858,280
OBIC Co. Ltd.	27,700	3,558,523
Odakyu Electric Railway Co. Ltd.	123,500	1,388,471
Olympus Corp.	477,500	6,651,442
OMRON Corp.	69,100	2,371,678
Ono Pharmaceutical Co. Ltd.	144,300	2,078,406
Oracle Corp. Japan	15,200	1,140,678
Oriental Land Co. Ltd.	432,600	11,936,185
ORIX Corp.	465,100	9,518,465
Osaka Gas Co. Ltd.	147,930	3,289,355
Otsuka Corp.	90,000	1,789,931
Otsuka Holdings Co. Ltd.	166,000	7,097,639
Pan Pacific International Holdings Ltd.	151,200	3,551,087
Panasonic Holdings Corp.	875,800	7,644,382
Rakuten Group, Inc. (b)	594,900	2,861,139
Recruit Holdings Co. Ltd.	571,300	24,604,383
Renesas Electronics Corp.	582,200	9,452,455
Resona Holdings, Inc.	843,920	5,336,738
Ricoh Co. Ltd.	216,400	1,866,895
ROHM Co. Ltd.	130,000	1,868,731
SBI Holdings, Inc. Japan	98,600	2,400,727
Screen Holdings Co. Ltd.	32,200	3,322,304
SCSK Corp.	61,700	1,121,657
Secom Co. Ltd.	83,400	5,793,173
Seiko Epson Corp.	113,900	1,873,654
Sekisui Chemical Co. Ltd.	151,700	2,206,939
Sekisui House Ltd.	237,100	5,448,643
Seven & i Holdings Co. Ltd.	891,600	11,520,543
SG Holdings Co. Ltd.	126,300	1,478,353
Sharp Corp. (b)	102,600	538,564
Shimadzu Corp.	93,400	2,537,497
SHIMANO, Inc.	30,300	4,924,144
SHIMIZU Corp.	205,300	1,271,723
Shin-Etsu Chemical Co. Ltd.	714,000	27,638,183
Shionogi & Co. Ltd.	97,600	4,557,995
Shiseido Co. Ltd.	158,800	4,250,799
Shizuoka Financial Group	184,600	1,723,028
SMC Corp.	22,700	11,925,823
SoftBank Corp.	1,140,100	13,751,528
SoftBank Group Corp.	407,800	20,055,848
Sompo Holdings, Inc.	353,400	6,993,832
Sony Group Corp.	499,900	41,317,420
Square Enix Holdings Co. Ltd.	33,800	1,221,774
Subaru Corp.	239,300	5,343,328
Sumco Corp.	138,100	2,059,529
Sumitomo Corp.	412,000	10,834,433
Sumitomo Electric Industries Ltd.	283,400	4,380,321
Sumitomo Metal Mining Co. Ltd.	97,530	3,258,345
Sumitomo Mitsui Financial Group, Inc.	503,600	28,606,401
Sumitomo Mitsui Trust Holdings, Inc.	260,300	5,472,764
Sumitomo Realty & Development Co. Ltd.	113,500	3,927,545
Suntory Beverage & Food Ltd.	54,900	1,786,185
Suzuki Motor Corp.	623,200	7,257,654
Sysmex Corp.	200,100	3,199,674
T&D Holdings, Inc.	194,400	3,172,089
Taisei Corp.	67,000	2,452,898
Takeda Pharmaceutical Co. Ltd.	627,103	16,481,566
TDK Corp.	154,100	6,874,554
Terumo Corp.	533,400	9,048,668
TIS, Inc.	86,800	1,853,751
Tobu Railway Co. Ltd.	74,500	1,478,116
Toho Co. Ltd.	44,170	1,479,800
Tokio Marine Holdings, Inc.	714,300	22,576,448
Tokyo Electric Power Co., Inc. (b)	605,700	3,767,623
Tokyo Electron Ltd.	186,900	40,995,752
Tokyo Gas Co. Ltd.	146,800	3,292,323
Tokyu Corp.	197,200	2,334,367
Toppan Holdings, Inc.	91,400	2,168,370
Toray Industries, Inc.	547,000	2,500,185
Toto Ltd.	56,600	1,531,851
Toyota Industries Corp.	58,170	5,527,713
Toyota Motor Corp.	4,202,350	95,849,702
Toyota Tsusho Corp.	84,240	5,355,974
Trend Micro, Inc.	52,800	2,601,890
Unicharm Corp.	160,000	4,754,104
USS Co. Ltd.	162,200	1,239,094
West Japan Railway Co.	174,600	3,314,160
Yakult Honsha Co. Ltd.	101,200	1,979,446
Yamaha Corp.	51,700	1,089,484
Yamaha Motor Co. Ltd.	354,800	3,309,299
Yamato Holdings Co. Ltd.	104,800	1,384,061
Yaskawa Electric Corp.	95,400	3,930,731
Yokogawa Electric Corp.	90,100	1,990,832
Zensho Holdings Co. Ltd.	38,300	1,484,478
ZOZO, Inc.	54,000	1,163,078
TOTAL JAPAN		1,488,194,556
Jordan - 0.0%
Hikma Pharmaceuticals PLC	65,391	1,572,087
Korea (South) - 0.0%
Delivery Hero AG (b)(d)	69,379	1,941,054
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	203,042	5,111,633
Eurofins Scientific SA	53,640	3,297,289
TOTAL LUXEMBOURG		8,408,922
Macau - 0.1%
Galaxy Entertainment Group Ltd.	868,000	3,894,623
Sands China Ltd. (b)	957,600	2,258,640
TOTAL MACAU		6,153,263
Netherlands - 4.5%
ABN AMRO Bank NV:
GDR (Bearer) (d)	187,749	3,023,519
rights (b)(c)	187,749	178,326
Adyen BV (b)(d)	8,609	10,313,578
AEGON NV	575,591	3,584,691
Akzo Nobel NV	67,859	4,500,124
Argenx SE (b)	23,472	8,768,285
ASM International NV (Netherlands)	18,611	11,821,660
ASML Holding NV (Netherlands)	159,755	141,967,470
ASR Nederland NV	62,508	3,133,300
BE Semiconductor Industries NV	30,560	4,093,011
Euronext NV (d)	34,000	3,071,508
EXOR NV	37,097	4,065,885
Heineken Holding NV	51,444	4,147,773
Heineken NV (Bearer)	114,182	11,125,364
IMCD NV	22,625	3,434,683
ING Groep NV (Certificaten Van Aandelen)	1,316,970	20,821,654
JDE Peet's BV	38,451	854,347
Koninklijke Ahold Delhaize NV	377,571	11,460,857
Koninklijke KPN NV	1,330,385	4,834,794
Koninklijke Philips Electronics NV	307,959	8,178,217
NN Group NV	107,295	4,963,801
OCI NV	41,608	1,123,423
Randstad NV	43,223	2,177,222
Universal Music Group NV	324,959	9,606,256
Wolters Kluwer NV	98,466	14,790,420
TOTAL NETHERLANDS		296,040,168
New Zealand - 0.2%
Auckland International Airport Ltd.	534,598	2,453,060
Fisher & Paykel Healthcare Corp.	231,889	3,883,619
Mercury Nz Ltd.	278,897	1,046,664
Meridian Energy Ltd.	510,174	1,799,324
Spark New Zealand Ltd.	721,630	2,012,075
Xero Ltd. (b)	57,165	4,438,188
TOTAL NEW ZEALAND		15,632,930
Norway - 0.5%
Aker BP ASA	125,976	3,084,617
DNB Bank ASA	367,381	6,419,287
Equinor ASA	357,346	9,508,397
Gjensidige Forsikring ASA	78,868	1,268,732
Kongsberg Gruppen ASA	34,693	2,454,760
Mowi ASA	185,017	3,263,634
Norsk Hydro ASA	523,281	3,215,763
Orkla ASA	276,495	1,886,692
Salmar ASA	26,288	1,660,083
Telenor ASA	248,368	2,859,636
TOTAL NORWAY		35,621,601
Portugal - 0.2%
Energias de Portugal SA	1,249,947	4,703,485
Galp Energia SGPS SA Class B	184,664	3,980,883
Jeronimo Martins SGPS SA	111,686	2,306,352
TOTAL PORTUGAL		10,990,720
Singapore - 1.5%
CapitaLand Ascendas REIT	1,491,889	2,825,970
CapitaLand Integrated Commercial Trust	2,130,827	3,037,485
CapitaLand Investment Ltd.	1,025,865	1,983,873
City Developments Ltd.	197,100	883,389
DBS Group Holdings Ltd.	789,805	20,106,388
Genting Singapore Ltd.	2,384,800	1,591,545
Grab Holdings Ltd. (b)	755,634	2,644,719
Jardine Cycle & Carriage Ltd.	39,000	752,632
Keppel Ltd.	578,600	2,894,107
Mapletree Logistics Trust (REIT)	1,388,360	1,362,402
Mapletree Pan Asia Commercial Trust	930,900	853,052
Oversea-Chinese Banking Corp. Ltd.	1,341,964	13,931,698
Sea Ltd. ADR (b)	146,206	9,238,757
Seatrium Ltd. (a)(b)	17,489,309	1,249,368
Sembcorp Industries Ltd.	352,500	1,377,596
Singapore Airlines Ltd. (a)	587,190	2,801,848
Singapore Exchange Ltd.	338,000	2,305,676
Singapore Technologies Engineering Ltd.	615,700	1,808,609
Singapore Telecommunications Ltd.	3,280,800	5,689,810
STMicroelectronics NV (France)	271,035	10,728,890
United Overseas Bank Ltd.	501,572	11,130,286
TOTAL SINGAPORE		99,198,100
South Africa - 0.3%
Anglo American PLC (United Kingdom)	503,792	16,462,653
Spain - 2.5%
Acciona SA	9,735	1,129,305
ACS Actividades de Construccion y Servicios SA	83,694	3,356,579
Aena SME SA (d)	29,755	5,449,078
Amadeus IT Holding SA Class A	178,770	11,347,238
Banco Bilbao Vizcaya Argentaria SA	2,313,293	25,015,881
Banco Santander SA (Spain)	6,414,527	31,304,852
CaixaBank SA	1,487,320	7,843,470
Cellnex Telecom SA (d)	182,156	6,021,111
EDP Renovaveis SA	121,148	1,663,951
Enagas SA	98,146	1,441,242
Endesa SA	125,269	2,286,049
Grifols SA (a)(b)	117,631	1,085,383
Iberdrola SA	2,432,120	29,821,626
Industria de Diseno Textil SA	432,152	19,762,104
Redeia Corp. SA	160,057	2,673,221
Repsol SA	481,191	7,552,810
Telefonica SA	1,940,081	8,690,782
TOTAL SPAIN		166,444,682
Sweden - 3.0%
Alfa Laval AB	114,911	4,938,283
ASSA ABLOY AB (B Shares)	397,503	10,502,593
Atlas Copco AB:
(A Shares)	1,066,378	18,678,771
(B Shares)	616,469	9,369,765
Beijer Ref AB (B Shares) (a)	151,808	2,182,677
Boliden AB	107,867	3,602,940
Epiroc AB:
(A Shares)	262,423	4,851,513
(B Shares)	153,786	2,576,031
EQT AB	148,110	4,062,797
Essity AB (B Shares)	241,666	6,021,695
Evolution AB (d)	72,676	8,124,644
Fastighets AB Balder (b)	257,127	1,654,699
Getinge AB (B Shares)	90,207	1,923,582
H&M Hennes & Mauritz AB (B Shares) (a)	256,389	4,112,079
Hexagon AB (B Shares)	823,516	8,724,320
Holmen AB (B Shares)	30,057	1,177,144
Husqvarna AB (B Shares)	137,915	1,134,817
Industrivarden AB:
(A Shares)	51,218	1,660,109
(C Shares)	59,312	1,920,843
Indutrade AB	107,771	2,524,997
Investment AB Latour (B Shares)	58,407	1,428,323
Investor AB (B Shares)	685,792	16,948,155
L E Lundbergforetagen AB	29,974	1,490,486
Lifco AB	91,946	2,252,679
Nibe Industrier AB (B Shares)	602,003	2,818,714
Saab AB (B Shares)	31,582	2,517,871
Sagax AB	81,516	2,057,797
Sandvik AB	423,406	8,556,179
Securitas AB (B Shares)	193,889	1,960,812
Skandinaviska Enskilda Banken AB (A Shares)	629,144	8,295,037
Skanska AB (B Shares)	134,191	2,336,081
SKF AB (B Shares)	134,402	2,805,022
Svenska Cellulosa AB SCA (B Shares)	241,316	3,548,443
Svenska Handelsbanken AB (A Shares)	578,385	4,959,841
Swedbank AB (A Shares)	336,636	6,488,103
Swedish Orphan Biovitrum AB (b)	76,741	1,987,394
Tele2 AB (B Shares)	213,869	2,000,825
Telefonaktiebolaget LM Ericsson (B Shares)	1,162,010	5,897,070
Telia Co. AB	930,454	2,132,706
Volvo AB:
(A Shares)	79,114	2,101,973
(B Shares)	598,116	15,381,118
Volvo Car AB (a)	296,137	938,629
TOTAL SWEDEN		198,647,557
Switzerland - 5.9%
ABB Ltd. (Reg.)	634,027	30,806,382
Adecco SA (Reg.)	63,102	2,213,118
Alcon, Inc. (Switzerland)	198,080	15,320,629
Avolta AG (b)	39,543	1,495,392
Bachem Holding AG (B Shares)	13,310	1,160,507
Baloise Holdings AG	18,064	2,727,531
Banque Cantonale Vaudoise	11,881	1,243,353
Barry Callebaut AG	1,407	2,271,404
BKW AG	8,329	1,234,966
Clariant AG (Reg.)	85,082	1,275,420
Compagnie Financiere Richemont SA Series A	213,049	29,449,130
DSM-Firmenich AG	73,759	8,320,239
Ems-Chemie Holding AG	2,768	2,219,218
Geberit AG (Reg.)	13,258	7,119,009
Givaudan SA	3,660	15,711,025
Helvetia Holding AG (Reg.)	14,640	1,915,901
Julius Baer Group Ltd.	81,758	4,387,001
Kuehne & Nagel International AG	21,535	5,709,088
Lindt & Spruengli AG	42	4,861,354
Lindt & Spruengli AG (participation certificate)	388	4,478,303
Logitech International SA (Reg.)	65,187	5,110,008
Lonza Group AG	29,517	16,293,197
Novartis AG	812,220	78,832,087
Partners Group Holding AG	8,993	11,636,849
Sandoz Group AG	162,413	5,519,919
Schindler Holding AG:
(participation certificate)	16,200	4,053,304
(Reg.)	9,258	2,260,996
SGS SA (Reg.)	61,940	5,461,905
Sig Group AG	120,598	2,413,928
Sika AG	60,445	17,313,210
Sonova Holding AG	20,095	5,583,098
Straumann Holding AG	44,257	5,921,796
Swatch Group AG (Bearer)	13,302	2,794,901
Swatch Group AG (Bearer) (Reg.)	11,718	486,949
Swiss Life Holding AG	11,699	7,903,268
Swiss Prime Site AG	30,252	2,800,593
Swisscom AG	10,276	5,628,465
Temenos AG	25,197	1,576,097
UBS Group AG	1,303,270	34,408,880
VAT Group AG (d)	10,707	5,389,316
Zurich Insurance Group Ltd.	57,988	28,020,962
TOTAL SWITZERLAND		393,328,698
United Arab Emirates - 0.0%
NMC Health PLC (b)(e)	55,366	11
United Kingdom - 10.3%
3i Group PLC	385,561	13,775,112
Abrdn PLC	733,894	1,343,460
Admiral Group PLC	103,261	3,521,223
Ashtead Group PLC	173,460	12,662,356
Associated British Foods PLC	135,169	4,485,995
AstraZeneca PLC (United Kingdom)	614,291	92,910,870
Auto Trader Group PLC (d)	360,848	3,128,365
Aviva PLC	1,085,635	6,317,478
BAE Systems PLC	1,201,874	19,989,828
Barclays PLC	6,005,996	15,142,887
Barratt Developments PLC	384,364	2,183,842
Berkeley Group Holdings PLC	41,960	2,471,603
British American Tobacco PLC (United Kingdom)	797,711	23,417,825
BT Group PLC	2,568,872	3,293,392
Bunzl PLC	133,884	5,142,641
Burberry Group PLC	142,557	2,039,797
Centrica PLC	2,141,772	3,424,263
CK Hutchison Holdings Ltd.	1,063,500	5,165,181
Coca-Cola European Partners PLC	81,868	5,896,133
Compass Group PLC	677,298	18,838,182
Croda International PLC	52,705	3,036,032
DCC PLC (United Kingdom)	39,161	2,684,009
Diageo PLC	885,747	30,611,131
Entain PLC	251,928	2,476,190
Flutter Entertainment PLC (b)	70,160	13,084,513
Halma PLC	150,501	4,150,452
Hargreaves Lansdown PLC	140,305	1,426,739
HSBC Holdings PLC (United Kingdom)	7,591,498	65,802,750
Imperial Brands PLC	331,516	7,575,192
Informa PLC	545,728	5,426,675
InterContinental Hotel Group PLC	65,500	6,388,478
Intertek Group PLC	64,017	3,954,826
J Sainsbury PLC	653,710	2,151,565
JD Sports Fashion PLC	1,022,041	1,476,318
Kingfisher PLC	746,155	2,298,399
Land Securities Group PLC	279,092	2,268,550
Legal & General Group PLC	2,371,845	6,994,424
Lloyds Banking Group PLC	25,195,830	16,260,972
London Stock Exchange Group PLC	164,946	18,183,665
M&G PLC	897,310	2,254,801
Melrose Industries PLC	527,735	4,166,287
National Grid PLC	1,473,316	19,325,725
NatWest Group PLC	2,261,512	8,535,814
Next PLC	48,036	5,406,906
Ocado Group PLC (a)(b)	228,478	1,008,082
Pearson PLC	248,511	3,015,393
Persimmon PLC	125,974	2,052,637
Phoenix Group Holdings PLC	296,229	1,813,009
Reckitt Benckiser Group PLC	283,023	15,822,969
RELX PLC (London Stock Exchange)	746,840	30,685,326
Rentokil Initial PLC	1,000,197	5,048,968
Rolls-Royce Holdings PLC (b)	3,335,468	17,104,365
Sage Group PLC	404,989	5,900,590
Schroders PLC	317,907	1,401,465
Segro PLC	503,845	5,338,834
Severn Trent PLC	106,938	3,296,513
Smith & Nephew PLC	346,953	4,203,563
Smiths Group PLC	137,071	2,767,837
Spirax-Sarco Engineering PLC	29,292	3,237,431
SSE PLC	433,445	9,009,761
St. James's Place PLC	216,359	1,177,651
Standard Chartered PLC (United Kingdom)	898,099	7,716,054
Taylor Wimpey PLC	1,393,229	2,296,259
Tesco PLC	2,797,316	10,327,889
Unilever PLC	990,634	51,246,296
United Utilities Group PLC	270,609	3,531,867
Vodafone Group PLC	9,127,760	7,697,459
Whitbread PLC	74,117	2,933,050
Wise PLC (b)	242,480	2,352,724
WPP PLC	427,199	4,281,886
TOTAL UNITED KINGDOM		686,358,724
United States of America - 9.0%
BP PLC	6,783,074	43,721,233
CRH PLC	274,914	21,421,832
CSL Ltd.	191,490	34,023,203
CyberArk Software Ltd. (b)	16,579	3,966,526
Experian PLC	364,028	14,682,685
Ferrovial SE	205,580	7,415,550
GSK PLC	1,630,445	33,826,711
Haleon PLC	2,744,903	11,592,667
Holcim AG	206,566	17,291,181
James Hardie Industries PLC CDI (b)	174,456	5,997,440
Monday.com Ltd. (b)	11,494	2,176,159
Nestle SA (Reg. S)	1,058,088	106,232,245
QIAGEN NV (Germany)	87,930	3,667,224
Roche Holding AG:
(Bearer)	12,674	3,319,988
(participation certificate)	278,430	66,715,787
Sanofi SA	451,101	44,565,628
Schneider Electric SA	215,651	49,171,298
Shell PLC (London)	2,576,436	91,588,738
Stellantis NV (Italy)	877,715	19,558,243
Swiss Re Ltd.	119,560	12,982,844
Tenaris SA	187,317	3,133,506
TOTAL UNITED STATES OF AMERICA		597,050,688
TOTAL COMMON STOCKS (Cost $5,018,825,464)		6,439,814,983

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	23,222	2,391,513
Dr. Ing. h.c. F. Porsche AG Series F (d)	45,175	4,021,770
Henkel AG & Co. KGaA	66,912	5,315,607
Porsche Automobil Holding SE (Germany)	60,863	3,101,061
Sartorius AG (non-vtg.)	10,398	3,132,611
Volkswagen AG	81,549	9,990,167

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,610,948)		27,952,729

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $1,594,881)	1,600,000	1,594,837

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	132,145,906	132,172,335
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	19,344,577	19,346,511
TOTAL MONEY MARKET FUNDS (Cost $151,518,846)		151,518,846

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $5,200,550,139)	6,620,881,395
NET OTHER ASSETS (LIABILITIES) - 0.5%	35,965,504
NET ASSETS - 100.0%	6,656,846,899

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,680	Jun 2024	190,470,000	(5,718,910)	(5,718,910)

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,563,929 or 1.2% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,594,837.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	38,217,789	1,306,600,175	1,212,645,623	3,117,480	(6)	-	132,172,335	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	21,059,609	54,399,945	56,113,043	69,744	-	-	19,346,511	0.1%
Total	59,277,398	1,361,000,120	1,268,758,666	3,187,224	(6)	-	151,518,846

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	253,614,759	53,214,567	200,400,192	-
Consumer Discretionary	779,395,169	209,871,450	569,523,719	-
Consumer Staples	559,323,115	133,563,716	425,759,399	-
Energy	281,244,581	16,792,170	264,452,411	-
Financials	1,257,373,889	396,743,033	860,630,856	-
Health Care	839,451,904	126,452,354	712,999,539	11
Industrials	1,098,881,761	301,398,545	797,483,216	-
Information Technology	575,245,618	206,790,729	368,454,889	-
Materials	468,923,262	169,873,905	299,049,357	-
Real Estate	148,113,441	28,762,200	119,351,241	-
Utilities	206,200,213	51,299,108	154,901,105	-

Government Obligations	1,594,837	-	1,594,837	-

Money Market Funds	151,518,846	151,518,846	-	-
Total Investments in Securities:	6,620,881,395	1,846,280,623	4,774,600,761	11
Derivative Instruments: Liabilities
Futures Contracts	(5,718,910)	(5,718,910)	-	-
Total Liabilities	(5,718,910)	(5,718,910)	-	-
Total Derivative Instruments:	(5,718,910)	(5,718,910)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(5,718,910)
Total Equity Risk	0	(5,718,910)
Total Value of Derivatives	0	(5,718,910)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,940,568) - See accompanying schedule:
Unaffiliated issuers (cost $5,049,031,293)	$6,469,362,549
Fidelity Central Funds (cost $151,518,846)	151,518,846

Total Investment in Securities (cost $5,200,550,139)		$6,620,881,395
Segregated cash with brokers for derivative instruments		4,441,130
Foreign currency held at value (cost $4,908,376)		4,875,843
Receivable for fund shares sold		2,214,141
Dividends receivable		26,999,923
Reclaims receivable		22,372,740
Distributions receivable from Fidelity Central Funds		570,444
Prepaid expenses		1,187
Receivable from investment adviser for expense reductions		57,132
Total assets		6,682,413,935
Liabilities
Payable for investments purchased on a delayed delivery basis	$331,179
Payable for fund shares redeemed	2,683,524
Accrued management fee	196,002
Payable for daily variation margin on futures contracts	2,583,507
Other payables and accrued expenses	426,313
Collateral on securities loaned	19,346,511
Total liabilities		25,567,036
Net Assets		$6,656,846,899
Net Assets consist of:
Paid in capital		$6,243,350,904
Total accumulated earnings (loss)		413,495,995
Net Assets		$6,656,846,899
Net Asset Value, offering price and redemption price per share ($6,656,846,899 ÷ 477,343,912 shares)		$13.95
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$103,991,582
Interest		142,448
Income from Fidelity Central Funds (including $69,744 from security lending)		3,187,224
Income before foreign taxes withheld		$107,321,254
Less foreign taxes withheld		(6,991,272)
Total income		100,329,982
Expenses
Management fee	$1,107,473
Custodian fees and expenses	360,016
Independent trustees' fees and expenses	8,479
Registration fees	38,355
Audit	27,670
Legal	5,273
Miscellaneous	9,433
Total expenses before reductions	1,556,699
Expense reductions	(441,164)
Total expenses after reductions		1,115,535
Net Investment income (loss)		99,214,447
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,238,839)
Fidelity Central Funds	(6)
Foreign currency transactions	(833,869)
Futures contracts	24,375,906
Total net realized gain (loss)		7,303,192
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	823,081,753
Assets and liabilities in foreign currencies	(338,732)
Futures contracts	(3,450,541)
Total change in net unrealized appreciation (depreciation)		819,292,480
Net gain (loss)		826,595,672
Net increase (decrease) in net assets resulting from operations		$925,810,119
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$99,214,447	$118,233,131
Net realized gain (loss)	7,303,192	5,289,032
Change in net unrealized appreciation (depreciation)	819,292,480	212,273,737
Net increase (decrease) in net assets resulting from operations	925,810,119	335,795,900
Distributions to shareholders	(133,160,875)	(99,352,487)

Share transactions
Proceeds from sales of shares	1,488,894,779	2,215,904,081
Reinvestment of distributions	131,710,052	98,336,677
Cost of shares redeemed	(437,179,234)	(1,038,838,311)

Net increase (decrease) in net assets resulting from share transactions	1,183,425,597	1,275,402,447
Total increase (decrease) in net assets	1,976,074,841	1,511,845,860

Net Assets
Beginning of period	4,680,772,058	3,168,926,198
End of period	$6,656,846,899	$4,680,772,058

Other Information
Shares
Sold	113,987,382	171,776,026
Issued in reinvestment of distributions	9,932,885	8,419,236
Redeemed	(31,952,758)	(86,009,290)
Net increase (decrease)	91,967,509	94,185,972

Financial Highlights
Fidelity® SAI International Index Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.15	$10.88	$14.52	$11.04	$12.19	$11.27
Income from Investment Operations
Net investment income (loss) A,B	.21	.39	.42	.37	.28	.38
Net realized and unrealized gain (loss)	1.89	1.27	(3.68)	3.36	(1.04)	.85
Total from investment operations	2.10	1.66	(3.26)	3.73	(.76)	1.23
Distributions from net investment income	(.30)	(.39)	(.38)	(.25)	(.39)	(.31)
Total distributions	(.30)	(.39)	(.38)	(.25)	(.39)	(.31)
Net asset value, end of period	$13.95	$12.15	$10.88	$14.52	$11.04	$12.19
Total Return C,D	17.38%	15.43%	(23.00)%	34.09%	(6.51)%	11.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05% G,H	.06%	.05%	.05%	.05%	.11%
Expenses net of fee waivers, if any	.04 % G	.04%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.04% G	.04%	.04%	.04%	.04%	.05%
Net investment income (loss)	3.14% G	3.12%	3.28%	2.66%	2.51%	3.35%
Supplemental Data
Net assets, end of period (000 omitted)	$6,656,847	$4,680,772	$3,168,926	$6,252,147	$3,657,921	$6,490,033
Portfolio turnover rate I	3 % G	18%	20%	10%	16%	4%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,646,653,595
Gross unrealized depreciation	(281,151,055)
Net unrealized appreciation (depreciation)	$1,365,502,540
Tax cost	$5,249,659,945

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(456,769,397)
Long-term	(585,766,005)
Total capital loss carryforward	$(1,042,535,402)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and  in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Index Fund	1,145,627,307	83,161,829
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .035% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI International Index Fund	5,578
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Index Fund	7,475	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .035% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $441,160.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Index Fund	42%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Index Fund	47%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® SAI International Index Fund	.04%
Actual		$ 1,000	$ 1,173.80	$ .22
Hypothetical-B		$ 1,000	$ 1,024.66	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9870291.108
SV7-SANN-0624

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024